UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2013

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
Multi-Managed Growth Portfolio	6
Multi-Managed Moderate Growth Portfolio	39
Multi-Managed Income/Equity Portfolio	75
Multi-Managed Income Portfolio	107
Asset Allocation: Diversified Growth Portfolio	138
Stock Portfolio	186
Seasons Select
Large Cap Growth Portfolio	191
Large Cap Value Portfolio	200
Mid Cap Growth Portfolio	210
Mid Cap Value Portfolio	224
Small Cap Portfolio	236
International Equity Portfolio	252
Diversified Fixed Income Portfolio	265
Real Return Portfolio	304
Cash Management Portfolio	309
Seasons Focused
Focus Growth Portfolio	314
Focus Value Portfolio	317
Seasons Managed Allocation
Allocation Growth Portfolio	320
Allocation Moderate Growth Portfolio	322
Allocation Moderate Portfolio	324
Allocation Balanced Portfolio	326
Statements of Assets and Liabilities	328
Statements of Operations	336
Statements of Changes in Net Assets	340
Notes to Financial Statements	347
Financial Highlights	406
Approval of Advisory Contracts	420

Dear Seasons Series Trust Investor:

We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our Life Companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2013.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

November 1, 2013

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2013

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2013 and held until September 30, 2013. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2013'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the six months ended September 30, 2013'' column and the "Expense Ratio as of September 30, 2013'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2013'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the six months ended September 30, 2013'' column and the "Expense Ratio as of September 30, 2013'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the six months ended September 30, 2013'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2013

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2013	Ending Account Value Using Actual Return at September 30, 2013	Expenses Paid During the Six Months Ended September 30, 2013*	Beginning Account Value at April 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2013	Expenses Paid During the Six Months Ended September 30, 2013*	Expense Ratio as of September, 2013*
Multi-Managed Growth
Class 1	$1,000.00	$1,066.44	$7.20	$1,000.00	$1,018.10	$7.03	1.39%
Class 2	$1,000.00	$1,065.35	$7.97	$1,000.00	$1,017.35	$7.79	1.54%
Class 3	$1,000.00	$1,064.33	$8.49	$1,000.00	$1,016.85	$8.29	1.64%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,047.78	$5.95	$1,000.00	$1,019.25	$5.87	1.16%
Class 2	$1,000.00	$1,047.16	$6.72	$1,000.00	$1,018.50	$6.63	1.31%
Class 3	$1,000.00	$1,046.56	$7.23	$1,000.00	$1,018.00	$7.13	1.41%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,009.46	$5.54	$1,000.00	$1,019.55	$5.57	1.10%
Class 2	$1,000.00	$1,007.89	$6.29	$1,000.00	$1,018.80	$6.33	1.25%
Class 3	$1,000.00	$1,007.91	$6.80	$1,000.00	$1,018.30	$6.83	1.35%
Multi-Managed Income
Class 1	$1,000.00	$991.93	$5.54	$1,000.00	$1,019.50	$5.62	1.11%
Class 2	$1,000.00	$991.11	$6.29	$1,000.00	$1,018.75	$6.38	1.26%
Class 3	$1,000.00	$989.47	$6.78	$1,000.00	$1,018.25	$6.88	1.36%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,066.67	$5.60	$1,000.00	$1,019.65	$5.47	1.08%
Class 2	$1,000.00	$1,065.84	$6.37	$1,000.00	$1,018.90	$6.23	1.23%
Class 3	$1,000.00	$1,065.06	$6.89	$1,000.00	$1,018.40	$6.73	1.33%
Stock
Class 1	$1,000.00	$1,150.96	$5.01	$1,000.00	$1,020.41	$4.71	0.93%
Class 2	$1,000.00	$1,150.05	$5.82	$1,000.00	$1,019.65	$5.47	1.08%
Class 3	$1,000.00	$1,149.48	$6.36	$1,000.00	$1,019.15	$5.97	1.18%
Large Cap Growth
Class 1	$1,000.00	$1,096.05	$4.62	$1,000.00	$1,020.66	$4.46	0.88%
Class 2	$1,000.00	$1,095.65	$5.41	$1,000.00	$1,019.90	$5.22	1.03%
Class 3	$1,000.00	$1,095.45	$5.94	$1,000.00	$1,019.40	$5.72	1.13%
Large Cap Value
Class 1	$1,000.00	$1,077.04	$4.43	$1,000.00	$1,020.81	$4.31	0.85%
Class 2	$1,000.00	$1,076.36	$5.21	$1,000.00	$1,020.05	$5.06	1.00%
Class 3	$1,000.00	$1,076.53	$5.73	$1,000.00	$1,019.55	$5.57	1.10%
Mid Cap Growth
Class 1	$1,000.00	$1,125.00	$5.59	$1,000.00	$1,019.80	$5.32	1.05%
Class 2	$1,000.00	$1,123.91	$6.34	$1,000.00	$1,019.10	$6.02	1.19%
Class 3	$1,000.00	$1,123.44	$6.87	$1,000.00	$1,018.60	$6.53	1.29%
Mid Cap Value
Class 1	$1,000.00	$1,075.55	$4.99	$1,000.00	$1,020.26	$4.86	0.96%
Class 2	$1,000.00	$1,074.49	$5.77	$1,000.00	$1,019.50	$5.62	1.11%
Class 3	$1,000.00	$1,073.48	$6.29	$1,000.00	$1,019.00	$6.12	1.21%
Small Cap
Class 1	$1,000.00	$1,122.21	$5.59	$1,000.00	$1,019.80	$5.32	1.05%
Class 2	$1,000.00	$1,121.02	$6.38	$1,000.00	$1,019.05	$6.07	1.20%
Class 3	$1,000.00	$1,120.63	$6.91	$1,000.00	$1,018.55	$6.58	1.30%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2013

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2013	Ending Account Value Using Actual Return at September 30, 2013	Expenses Paid During the Six Months Ended September 30, 2013*	Beginning Account Value at April 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2013	Expenses Paid During the Six Months Ended Septemeber 30, 2013*	Expense Ratio as of September, 2013*
International Equity
Class 1	$1,000.00	$1,090.34	$5.71	$1,000.00	$1,019.60	$5.52	1.09%
Class 2	$1,000.00	$1,088.97	$6.49	$1,000.00	$1,018.85	$6.28	1.24%
Class 3	$1,000.00	$1,088.05	$7.01	$1,000.00	$1,018.35	$6.78	1.34%
Diversified Fixed Income
Class 1	$1,000.00	$972.50	$3.56	$1,000.00	$1,021.46	$3.65	0.72%
Class 2	$1,000.00	$972.43	$4.30	$1,000.00	$1,020.71	$4.41	0.87%
Class 3	$1,000.00	$971.48	$4.79	$1,000.00	$1,020.21	$4.91	0.97%
Real Return
Class 1	$1,000.00	$955.38	$3.24	$1,000.00	$1,021.76	$3.35	0.66%
Class 3	$1,000.00	$955.25	$4.46	$1,000.00	$1,020.51	$4.61	0.91%
Cash Management#
Class 1	$1,000.00	$999.06	$2.26	$1,000.00	$1,022.81	$2.28	0.45%
Class 2	$1,000.00	$998.12	$3.01	$1,000.00	$1,022.06	$3.04	0.60%
Class 3	$1,000.00	$997.16	$3.50	$1,000.00	$1,021.56	$3.55	0.70%
Focus Growth
Class 1	$1,000.00	$1,135.35	$5.89	$1,000.00	$1,019.55	$5.57	1.10%
Class 2	$1,000.00	$1,134.20	$6.69	$1,000.00	$1,018.80	$6.33	1.25%
Class 3	$1,000.00	$1,133.67	$7.22	$1,000.00	$1,018.30	$6.83	1.35%
Focus Value
Class 1	$1,000.00	$1,095.84	$5.78	$1,000.00	$1,019.55	$5.57	1.10%
Class 2	$1,000.00	$1,095.24	$6.57	$1,000.00	$1,018.80	$6.33	1.25%
Class 3	$1,000.00	$1,094.78	$7.09	$1,000.00	$1,018.30	$6.83	1.35%
Allocation Growth
Class 3	$1,000.00	$1,075.79	$0.88	$1,000.00	$1,024.22	$0.86	0.17%
Allocation Moderate Growth
Class 3	$1,000.00	$1,050.85	$0.67	$1,000.00	$1,024.42	$0.66	0.13%
Allocation Moderate
Class 3	$1,000.00	$1,039.42	$0.72	$1,000.00	$1,024.37	$0.71	0.14%
Allocation Balanced
Class 3	$1,000.00	$1,027.55	$0.71	$1,000.00	$1,024.37	$0.71	0.14%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2013" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2013" and the "Expense Ratios" would have been lower.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	6.3%
Repurchase Agreements	6.0
United States Treasury Notes	3.8
Diversified Financial Services	3.5
Real Estate Investment Trusts	2.8
Medical-Drugs	2.8
Diversified Banking Institutions	2.6
Computers	2.3
Oil Companies-Exploration & Production	2.2
Medical-Biomedical/Gene	2.1
Commercial Paper	1.9
Multimedia	1.8
Diversified Manufacturing Operations	1.7
Web Portals/ISP	1.7
Banks-Commercial	1.6
Enterprise Software/Service	1.4
Electronic Components-Semiconductors	1.4
Banks-Super Regional	1.3
Cable/Satellite TV	1.3
Government National Mtg. Assoc.	1.2
Pharmacy Services	1.2
Retail-Restaurants	1.0
Electronic Components-Misc.	1.0
E-Commerce/Products	1.0
Cosmetics & Toiletries	1.0
Transport-Rail	0.9
Retail-Apparel/Shoe	0.9
Electric-Integrated	0.9
Wireless Equipment	0.9
Oil Companies-Integrated	0.9
Retail-Discount	0.9
Finance-Credit Card	0.9
Metal Processors & Fabrication	0.8
Chemicals-Diversified	0.8
Oil-Field Services	0.8
United States Treasury Bonds	0.8
Agricultural Chemicals	0.8
Airlines	0.8
Commercial Services-Finance	0.8
Networking Products	0.7
Distribution/Wholesale	0.7
Tobacco	0.7
Instruments-Controls	0.7
Food-Misc./Diversified	0.7
Medical-HMO	0.7
Food-Confectionery	0.7
Federal Home Loan Mtg. Corp.	0.7
Beverages-Non-alcoholic	0.7
Consumer Products-Misc.	0.6
Telecom Services	0.6
Food-Retail	0.6
Retail-Major Department Stores	0.6
Finance-Investment Banker/Broker	0.6
Applications Software	0.6
Semiconductor Components-Integrated Circuits	0.6
Casino Hotels	0.6
Electronic Security Devices	0.6
Retail-Auto Parts	0.6
Finance-Consumer Loans	0.6
Retail-Drug Store	0.6
Computer Services	0.5%
Medical Products	0.5
Hotels/Motels	0.5
Telephone-Integrated	0.5
Aerospace/Defense-Equipment	0.5
Sovereign	0.5
Insurance-Life/Health	0.5
Containers-Metal/Glass	0.5
Auto-Cars/Light Trucks	0.5
Television	0.5
Athletic Footwear	0.5
Transport-Services	0.5
Computer Aided Design	0.5
Cellular Telecom	0.4
Beverages-Wine/Spirits	0.4
E-Commerce/Services	0.4
Oil Refining & Marketing	0.4
Retail-Pet Food & Supplies	0.4
Electronic Connectors	0.4
Insurance-Multi-line	0.4
Computers-Integrated Systems	0.4
Human Resources	0.4
Machinery-General Industrial	0.4
Toys	0.4
Auto/Truck Parts & Equipment-Original	0.4
Medical Instruments	0.4
Software Tools	0.4
Time Deposits	0.4
Medical-Generic Drugs	0.4
Printing-Commercial	0.3
Oil & Gas Drilling	0.3
Chemicals-Specialty	0.3
Therapeutics	0.3
Engineering/R&D Services	0.3
Insurance-Property/Casualty	0.3
Transport-Truck	0.3
Pipelines	0.3
Paper & Related Products	0.3
Retail-Gardening Products	0.3
Retail-Regional Department Stores	0.3
Investment Management/Advisor Services	0.3
Transactional Software	0.3
Broadcast Services/Program	0.3
Data Processing/Management	0.3
Semiconductor Equipment	0.3
Oil Field Machinery & Equipment	0.3
Municipal Bonds	0.2
Retail-Jewelry	0.2
Medical-Outpatient/Home Medical	0.2
Computers-Memory Devices	0.2
Telecommunication Equipment	0.2
Electric-Transmission	0.2
Electronic Measurement Instruments	0.2
Gas-Distribution	0.2
Schools	0.2
Electronic Design Automation	0.2
Steel-Producers	0.2
Medical-Hospitals	0.2
Real Estate Management/Services	0.2
Electric Products-Misc.	0.2

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited) (continued)

Industry Allocation*
Wire & Cable Products	0.2%
Containers-Paper/Plastic	0.2
Building & Construction Products-Misc.	0.2
Lasers-System/Components	0.2
Medical Information Systems	0.2
Real Estate Operations & Development	0.2
Retail-Building Products	0.2
Aerospace/Defense	0.1
Retail-Appliances	0.1
Rental Auto/Equipment	0.1
Auto-Heavy Duty Trucks	0.1
Insurance-Reinsurance	0.1
Retail-Sporting Goods	0.1
Power Converter/Supply Equipment	0.1
Internet Content-Entertainment	0.1
Finance-Other Services	0.1
Internet Telephone	0.1
Lighting Products & Systems	0.1
Savings & Loans/Thrifts	0.1
Machinery-Construction & Mining	0.1
Vitamins & Nutrition Products	0.1
Finance-Leasing Companies	0.1
Resorts/Theme Parks	0.1
Advertising Agencies	0.1
Footwear & Related Apparel	0.1
Energy-Alternate Sources	0.1
Recreational Centers	0.1
Metal-Copper	0.1
Commercial Services	0.1
Apparel Manufacturers	0.1
Insurance-Mutual	0.1
Internet Content-Information/News	0.1
Drug Delivery Systems	0.1
Computer Graphics	0.1
Publishing-Books	0.1
Agricultural Operations	0.1
Diversified Minerals	0.1
Brewery	0.1
Linen Supply & Related Items	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Poultry	0.1
Retail-Office Supplies	0.1
Direct Marketing	0.1
Security Services	0.1
Trucking/Leasing	0.1
106.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 72.9%
Advertising Services — 0.0%
Millennial Media, Inc.†	4,175	$29,517
Aerospace/Defense — 0.1%
Boeing Co.	773	90,828
Aerospace/Defense-Equipment — 0.5%
AAR Corp.	6,725	183,794
United Technologies Corp.	1,495	161,191
		344,985
Agricultural Chemicals — 0.8%
Monsanto Co.	5,346	557,962
Airlines — 0.7%
Alaska Air Group, Inc.	1,350	84,537
Republic Airways Holdings, Inc.†	11,950	142,205
United Continental Holdings, Inc.†	8,433	258,977
		485,719
Apparel Manufacturers — 0.1%
Ralph Lauren Corp.	275	45,301
Applications Software — 0.6%
Intuit, Inc.	4,713	312,519
Microsoft Corp.	3,282	109,323
		421,842
Athletic Footwear — 0.5%
NIKE, Inc., Class B	4,676	339,665
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	21,127	356,412
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,658	92,284
Auto/Truck Parts & Equipment-Original — 0.4%
BorgWarner, Inc.	482	48,870
Dana Holding Corp.	8,100	185,004
Tower International, Inc.†	1,550	30,984
		264,858
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,450	36,089
Banks-Commercial — 1.4%
1st Source Corp.	600	16,152
Bancfirst Corp.	1,350	72,994
BancorpSouth, Inc.	2,850	56,829
Banner Corp.	600	22,896
BBCN Bancorp, Inc.	950	13,072
Cathay General Bancorp	1,100	25,707
Central Pacific Financial Corp.	3,675	65,047
Chemical Financial Corp.	400	11,168
Citizens & Northern Corp.	175	3,490
City Holding Co.	700	30,268
CoBiz Financial, Inc.	875	8,453
CVB Financial Corp.	4,900	66,248
First Commonwealth Financial Corp.	7,850	59,581
First Financial Bancorp	675	10,240
First Interstate Bancsystem, Inc.	600	14,490
First Merchants Corp.	325	5,632
FNB Corp.	1,825	22,137
Guaranty Bancorp	200	2,738
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
MainSource Financial Group, Inc.	650	$9,874
MetroCorp Bancshares, Inc.	525	7,224
OFG Bancorp	3,150	50,998
OmniAmerican Bancorp, Inc.†	400	9,784
PacWest Bancorp	825	28,347
Regions Financial Corp.	3,941	36,494
Sierra Bancorp	275	4,326
Simmons First National Corp., Class A	850	26,426
Southwest Bancorp, Inc.†	2,950	43,689
StellarOne Corp.	325	7,313
Suffolk Bancorp†	1,625	28,795
Susquehanna Bancshares, Inc.	1,725	21,649
SVB Financial Group†	300	25,911
TCF Financial Corp.	2,875	41,055
UMB Financial Corp.	400	21,736
Union First Market Bankshares Corp.	4,600	107,502
Webster Financial Corp.	225	5,744
West Bancorporation, Inc.	875	12,075
Westamerica Bancorporation	325	16,166
Wilshire Bancorp, Inc.	1,825	14,929
		1,027,179
Banks-Fiduciary — 0.0%
State Street Corp.	260	17,095
Banks-Super Regional — 1.0%
Capital One Financial Corp.	2,171	149,234
Comerica, Inc.	1,520	59,751
Fifth Third Bancorp	2,642	47,662
PNC Financial Services Group, Inc.	789	57,163
SunTrust Banks, Inc.	1,804	58,486
US Bancorp	5,691	208,177
Wells Fargo & Co.	2,762	114,126
		694,599
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	3,074	116,443
Monster Beverage Corp.†	2,536	132,506
PepsiCo, Inc.	2,027	161,147
		410,096
Beverages-Wine/Spirits — 0.4%
Brown-Forman Corp., Class B	4,614	314,352
Broadcast Services/Program — 0.3%
Digital Generation, Inc.†	10,375	134,149
Nexstar Broadcasting Group, Inc., Class A	1,100	48,955
		183,104
Building & Construction Products-Misc. — 0.2%
Gibraltar Industries, Inc.†	3,575	50,979
Nortek, Inc.†	325	22,331
Stock Building Supply Holdings, Inc.†	1,275	16,754
Trex Co., Inc.†	400	19,812
		109,876
Building & Construction-Misc. — 0.0%
MasTec, Inc.†	525	15,908

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building Products-Cement — 0.0%
Headwaters, Inc.†	3,200	$28,768
Building-Heavy Construction — 0.0%
Orion Marine Group, Inc.†	1,825	18,998
Building-Residential/Commercial — 0.0%
WCI Communities, Inc.†	200	3,452
William Lyon Homes, Class A†	275	5,588
		9,040
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	9,140	412,671
Time Warner Cable, Inc.	2,426	270,742
		683,413
Casino Hotels — 0.6%
MGM Resorts International†	15,193	310,545
Wynn Resorts, Ltd.	604	95,438
		405,983
Cellular Telecom — 0.3%
NTELOS Holdings Corp.	125	2,350
T-Mobile US, Inc.†	9,320	242,040
		244,390
Chemicals-Diversified — 0.8%
Celanese Corp., Series A	1,811	95,603
Dow Chemical Co.	2,035	78,144
E.I. du Pont de Nemours & Co.	277	16,221
LyondellBasell Industries NV, Class A	5,342	391,194
		581,162
Chemicals-Specialty — 0.3%
Minerals Technologies, Inc.	3,625	178,966
OM Group, Inc.†	1,450	48,981
		227,947
Circuit Boards — 0.0%
TTM Technologies, Inc.†	450	4,388
Coal — 0.0%
Westmoreland Coal Co.†	125	1,648
Commercial Services — 0.1%
Intersections, Inc.	1,850	16,224
Mac-Gray Corp.	450	6,552
Providence Service Corp.†	975	27,973
		50,749
Commercial Services-Finance — 0.8%
EVERTEC, Inc.	400	8,884
Heartland Payment Systems, Inc.	825	32,769
MasterCard, Inc., Class A	652	438,652
Vantiv, Inc., Class A†	2,049	57,249
Xoom Corp.†	175	5,567
		543,121
Computer Aided Design — 0.5%
ANSYS, Inc.†	2,696	233,258
Aspen Technology, Inc.†	2,875	99,331
		332,589
Security Description	Shares	Value (Note 2)
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	1,550	$44,423
Computer Services — 0.5%
CACI International, Inc., Class A†	1,375	95,026
International Business Machines Corp.	418	77,405
Manhattan Associates, Inc.†	2,125	202,832
Unisys Corp.†	600	15,114
		390,377
Computer Software — 0.0%
Avid Technology, Inc.†	3,825	22,950
Computers — 2.2%
Apple, Inc.	3,276	1,561,833
Hewlett-Packard Co.	1,088	22,826
		1,584,659
Computers-Integrated Systems — 0.4%
NCR Corp.†	3,796	150,360
Teradata Corp.†	2,405	133,333
		283,693
Computers-Memory Devices — 0.2%
EMC Corp.	3,721	95,109
NetApp, Inc.	922	39,295
Violin Memory, Inc.†	800	5,880
		140,284
Consumer Products-Misc. — 0.6%
CSS Industries, Inc.	875	21,009
Kimberly-Clark Corp.	4,111	387,338
Prestige Brands Holdings, Inc.†	1,775	53,463
		461,810
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	8,070	341,200
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	8,395	71,861
Rock Tenn Co., Class A	420	42,534
		114,395
Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	11,300	670,090
Procter & Gamble Co.	635	48,000
		718,090
Data Processing/Management — 0.3%
CSG Systems International, Inc.	2,800	70,140
Fair Isaac Corp.	600	33,168
Pegasystems, Inc.	2,000	79,620
		182,928
Decision Support Software — 0.0%
QAD, Inc.	425	5,797
Direct Marketing — 0.1%
Harte-Hanks, Inc.	3,900	34,437
Disposable Medical Products — 0.0%
Medical Action Industries, Inc.†	2,775	18,426
Distribution/Wholesale — 0.7%
Fastenal Co.	4,730	237,682
Owens & Minor, Inc.	1,950	67,451

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Distribution/Wholesale (continued)
United Stationers, Inc.	4,125	$179,438
WW Grainger, Inc.	116	30,358
		514,929
Diversified Banking Institutions — 1.1%
Bank of America Corp.	3,747	51,709
Citigroup, Inc.	3,055	148,198
Goldman Sachs Group, Inc.	1,050	166,120
JPMorgan Chase & Co.	6,646	343,532
Morgan Stanley	1,886	50,828
		760,387
Diversified Manufacturing Operations — 1.7%
Colfax Corp.†	3,338	188,564
Danaher Corp.	5,514	382,230
Dover Corp.	4,740	425,794
Eaton Corp. PLC	323	22,235
General Electric Co.	3,012	71,957
Leggett & Platt, Inc.	1,150	34,672
Park-Ohio Holdings Corp.†	325	12,487
Standex International Corp.	1,025	60,885
Tredegar Corp.	1,350	35,100
		1,233,924
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	3,000	16,290
Nektar Therapeutics†	3,300	34,485
		50,775
E-Commerce/Products — 1.0%
Amazon.com, Inc.†	1,096	342,654
eBay, Inc.†	6,789	378,758
		721,412
E-Commerce/Services — 0.4%
priceline.com, Inc.†	295	298,230
E-Marketing/Info — 0.0%
QuinStreet, Inc.†	3,125	29,531
Electric Products-Misc. — 0.2%
Emerson Electric Co.	1,854	119,954
Electric-Integrated — 0.6%
Dominion Resources, Inc.	345	21,555
Duke Energy Corp.	733	48,950
El Paso Electric Co.	1,350	45,090
NextEra Energy, Inc.	326	26,132
NorthWestern Corp.	2,825	126,899
PG&E Corp.	875	35,805
PNM Resources, Inc.	1,100	24,893
Portland General Electric Co.	2,700	76,221
UNS Energy Corp.	600	27,972
		433,517
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	4,056	154,209
Electronic Components-Misc. — 1.0%
Benchmark Electronics, Inc.†	5,125	117,311
Stoneridge, Inc.†	11,200	121,072
Security Description	Shares	Value (Note 2)
Electronic Components-Misc. (continued)
TE Connectivity, Ltd.	9,360	$484,661
Vishay Intertechnology, Inc.†	1,400	18,046
		741,090
Electronic Components-Semiconductors — 1.4%
Broadcom Corp., Class A	1,511	39,301
DSP Group, Inc.†	1,150	8,108
First Solar, Inc.†	950	38,200
Intel Corp.	2,545	58,331
International Rectifier Corp.†	6,302	156,101
LSI Corp.	9,325	72,921
Micron Technology, Inc.†	3,813	66,613
ON Semiconductor Corp.†	14,773	107,843
PLX Technology, Inc.†	17,725	106,704
PMC — Sierra, Inc.†	4,450	29,459
QLogic Corp.†	775	8,479
Texas Instruments, Inc.	1,878	75,627
Xilinx, Inc.	5,111	239,501
		1,007,188
Electronic Connectors — 0.4%
Amphenol Corp., Class A	3,906	302,246
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	10,006	135,081
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	4,918	152,114
Electronic Security Devices — 0.6%
Taser International, Inc.†	12,350	184,138
Tyco International, Ltd.	6,203	216,981
		401,119
Energy-Alternate Sources — 0.1%
Pattern Energy Group, Inc.†	600	14,040
REX American Resources Corp.†	1,600	49,184
		63,224
Engineering/R&D Services — 0.3%
EMCOR Group, Inc.	2,875	112,499
Fluor Corp.	481	34,132
KBR, Inc.	905	29,539
Michael Baker Corp.	450	18,211
VSE Corp.	675	31,691
		226,072
Enterprise Software/Service — 1.4%
Digital River, Inc.†	5,600	100,072
Informatica Corp.†	5,909	230,274
MedAssets, Inc.†	3,225	81,979
Oracle Corp.	18,871	625,951
		1,038,276
Finance-Consumer Loans — 0.5%
Nelnet, Inc., Class A	1,275	49,024
Ocwen Financial Corp.†	2,525	140,819
Portfolio Recovery Associates, Inc.†	850	50,949
World Acceptance Corp.†	1,175	105,656
		346,448

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Credit Card — 0.8%
American Express Co.	2,542	$191,972
Visa, Inc., Class A	1,957	373,983
		565,955
Finance-Investment Banker/Broker — 0.4%
FBR & Co.†	775	20,778
Investment Technology Group, Inc.†	6,950	109,254
LPL Financial Holdings, Inc.	3,336	127,802
TD Ameritrade Holding Corp.	2,078	54,402
		312,236
Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	1,400	24,374
Marlin Business Services Corp.	1,425	35,568
		59,942
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	600	14,268
Finance-Other Services — 0.1%
Outerwall Inc†	1,400	69,986
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	325	9,779
Food-Confectionery — 0.7%
Hershey Co.	5,157	477,022
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	1,000	34,550
Chiquita Brands International, Inc.†	1,725	21,839
McCormick & Co., Inc.	4,325	279,827
Mondelez International, Inc., Class A	3,084	96,899
Pinnacle Foods, Inc.	1,600	42,352
		475,467
Food-Retail — 0.6%
Arden Group, Inc., Class A	164	21,320
SUPERVALU, Inc.†	7,350	60,491
Whole Foods Market, Inc.	5,725	334,912
		416,723
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	2,050	68,101
Gas-Distribution — 0.2%
AGL Resources, Inc.	575	26,467
Laclede Group, Inc.	775	34,875
Piedmont Natural Gas Co., Inc.	825	27,126
Southwest Gas Corp.	600	30,000
		118,468
Hotels/Motels — 0.5%
Hyatt Hotels Corp., Class A†	677	29,084
Marriott International, Inc., Class A	6,524	274,399
Starwood Hotels & Resorts Worldwide, Inc.	1,204	80,006
		383,489
Housewares — 0.0%
Lifetime Brands, Inc.	1,475	22,553
Security Description	Shares	Value (Note 2)
Human Resources — 0.4%
Barrett Business Services, Inc.	2,475	$166,592
Cross Country Healthcare, Inc.†	1,150	6,969
Monster Worldwide, Inc.†	22,612	99,945
		273,506
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	950	15,865
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	625	16,163
Instruments-Controls — 0.7%
Honeywell International, Inc.	1,785	148,226
Sensata Technologies Holding NV†	9,207	352,352
Watts Water Technologies, Inc., Class A	75	4,228
		504,806
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	3,625	76,922
CNO Financial Group, Inc.	5,050	72,720
Primerica, Inc.	675	27,230
Prudential Financial, Inc.	1,507	117,516
		294,388
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	4,145	128,992
MetLife, Inc.	1,643	77,139
		206,131
Insurance-Property/Casualty — 0.2%
Chubb Corp.	395	35,258
Global Indemnity PLC†	275	7,001
Navigators Group, Inc.†	575	33,218
ProAssurance Corp.	1,025	46,186
Stewart Information Services Corp.	150	4,799
Travelers Cos., Inc.	582	49,336
		175,798
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	300	10,887
Platinum Underwriters Holdings, Ltd.	1,200	71,676
		82,563
Internet Content-Entertainment — 0.1%
Pandora Media, Inc.†	3,296	82,828
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	1,825	52,195
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	875	22,391
Internet Security — 0.0%
FireEye, Inc.†	450	18,689
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	5,634	72,510
RingCentral, Inc.†	200	3,604
		76,114
Investment Management/Advisor Services — 0.3%
Artisan Partners Asset Management, Inc.	200	10,472
Federated Investors, Inc., Class B	375	10,185

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Investment Management/Advisor Services (continued)
Invesco, Ltd.	1,637	$52,220
T. Rowe Price Group, Inc.	1,647	118,469
		191,346
Lasers-System/Components — 0.2%
Coherent, Inc.	1,275	78,349
Newport Corp.†	1,900	29,697
		108,046
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	825	75,917
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	600	36,234
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	495	41,268
Hyster-Yale Materials Handling, Inc.	300	26,901
		68,169
Machinery-Farming — 0.0%
Alamo Group, Inc.	400	19,564
Machinery-General Industrial — 0.4%
Applied Industrial Technologies, Inc.	1,000	51,500
Kadant, Inc.	1,600	53,744
Roper Industries, Inc.	1,246	165,556
		270,800
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	200	11,084
Medical Information Systems — 0.2%
athenahealth, Inc.†	992	107,692
Medical Instruments — 0.4%
CONMED Corp.	2,500	84,975
NuVasive, Inc.†	1,100	26,939
SurModics, Inc.†	6,400	152,192
		264,106
Medical Laser Systems — 0.0%
PhotoMedex, Inc.†	800	12,720
Medical Products — 0.5%
Covidien PLC	1,421	86,596
Cyberonics, Inc.†	325	16,490
Greatbatch, Inc.†	1,625	55,299
Invacare Corp.	2,800	48,356
Varian Medical Systems, Inc.†	2,195	164,032
		370,773
Medical-Biomedical/Gene — 2.1%
Aegerion Pharmaceuticals, Inc.†	825	70,711
Alexion Pharmaceuticals, Inc.†	2,384	276,925
Alnylam Pharmaceuticals, Inc.†	1,325	84,813
Celgene Corp.†	1,967	302,780
FivePrime Therapeutics, Inc.†	1,100	14,410
Foundation Medicine, Inc.†	300	11,892
Gilead Sciences, Inc.†	7,264	456,470
Merrimack Pharmaceuticals, Inc.†	3,300	12,540
NPS Pharmaceuticals, Inc.†	7,007	222,893
OncoMed Pharmaceuticals, Inc.†	225	3,445
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Onconova Therapeutics, Inc.†	275	$7,279
Trius Therapeutics, Inc. CVR†(2)(3)	3,700	0
Vertex Pharmaceuticals, Inc.†	735	55,728
		1,519,886
Medical-Drugs — 2.7%
Abbott Laboratories	5,736	190,378
AbbVie, Inc.	4,907	219,490
Allergan, Inc.	1,815	164,167
Bristol-Myers Squibb Co.	3,012	139,395
ChemoCentryx, Inc.†	2,275	12,649
Chimerix, Inc.†	1,400	30,772
Eli Lilly & Co.	1,628	81,937
Jazz Pharmaceuticals PLC†	2,028	186,515
Johnson & Johnson	552	47,853
Medivation, Inc.†	4,678	280,399
Merck & Co., Inc.	405	19,282
Ophthotech Corp.†	300	8,913
Orexigen Therapeutics, Inc.†	5,050	31,007
Pacira Pharmaceuticals, Inc.†	1,050	50,495
Pfizer, Inc.	5,670	162,786
Repros Therapeutics, Inc.†	1,100	29,480
Sciclone Pharmaceuticals, Inc.†	4,375	22,181
Zoetis, Inc.	7,848	244,230
		1,921,929
Medical-Generic Drugs — 0.3%
Actavis PLC†	1,342	193,248
Medical-HMO — 0.6%
Aetna, Inc.	3,707	237,322
Centene Corp.†	625	39,975
Magellan Health Services, Inc.†	150	8,994
UnitedHealth Group, Inc.	1,509	108,060
		394,351
Medical-Hospitals — 0.1%
HCA Holdings, Inc.	1,171	50,060
Select Medical Holdings Corp.	2,050	16,544
		66,604
Medical-Outpatient/Home Medical — 0.2%
Addus HomeCare Corp.†	3,250	94,153
Amedisys, Inc.†	1,850	31,857
Gentiva Health Services, Inc.†	3,300	39,732
		165,742
Metal Processors & Fabrication — 0.8%
Ampco-Pittsburgh Corp.	200	3,584
Mueller Industries, Inc.	1,350	75,155
Precision Castparts Corp.	1,868	424,484
Worthington Industries, Inc.	2,975	102,429
		605,652
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,904	62,984
Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.	975	20,163

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Multimedia — 1.4%
Time Warner, Inc.	933	$61,401
Twenty-First Century Fox, Inc., Class A	14,237	476,939
Walt Disney Co.	7,020	452,720
		991,060
Networking Products — 0.7%
Cisco Systems, Inc.	22,480	526,482
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	550	9,141
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	2,405	165,825
Parker Drilling Co.†	225	1,282
		167,107
Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	2,152	200,115
Cabot Oil & Gas Corp.	137	5,113
Clayton Williams Energy, Inc.†	200	10,494
Cobalt International Energy, Inc.†	4,413	109,707
Contango Oil & Gas Co.	225	8,269
EOG Resources, Inc.	1,922	325,356
EPL Oil & Gas, Inc.†	4,100	152,151
EQT Corp.	393	34,867
Equal Energy, Ltd.	2,075	9,773
Isramco, Inc.†	25	3,099
Noble Energy, Inc.	2,939	196,942
Occidental Petroleum Corp.	1,389	129,927
PetroQuest Energy, Inc.†	2,125	8,521
Pioneer Natural Resources Co.	269	50,787
Range Resources Corp.	135	10,245
Stone Energy Corp.†	1,350	43,781
Vaalco Energy, Inc.†	1,150	6,417
W&T Offshore, Inc.	4,350	77,082
		1,382,646
Oil Companies-Integrated — 0.6%
Chevron Corp.	1,379	167,548
Exxon Mobil Corp.	1,135	97,655
Hess Corp.	1,273	98,454
Phillips 66	1,491	86,210
		449,867
Oil Field Machinery & Equipment — 0.3%
National Oilwell Varco, Inc.	2,292	179,028
Oil Refining & Marketing — 0.4%
Delek US Holdings, Inc.	2,575	54,307
Marathon Petroleum Corp.	948	60,975
Valero Energy Corp.	4,731	161,564
Western Refining, Inc.	875	26,285
		303,131
Oil-Field Services — 0.8%
Cal Dive International, Inc.†	5,475	11,224
Core Laboratories NV	579	97,973
Exterran Holdings, Inc.†	3,325	91,670
Halliburton Co.	1,532	73,766
Security Description	Shares	Value (Note 2)
Oil-Field Services (continued)
Helix Energy Solutions Group, Inc.†	2,625	$66,596
Schlumberger, Ltd.	1,320	116,635
SEACOR Holdings, Inc.	1,450	131,138
		589,002
Paper & Related Products — 0.2%
Domtar Corp.	300	23,826
P.H. Glatfelter Co.	2,525	68,352
Resolute Forest Products, Inc.†	2,450	32,389
Xerium Technologies, Inc.†	3,550	41,144
		165,711
Pharmacy Services — 1.1%
Express Scripts Holding Co.†	8,905	550,151
Omnicare, Inc.	4,716	261,738
		811,889
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	675	23,274
Poultry — 0.1%
Sanderson Farms, Inc.	550	35,882
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	2,050	35,916
SunPower Corp.†	2,000	52,320
		88,236
Precious Metals — 0.0%
Coeur Mining, Inc.†	1,150	13,858
Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	11,800	54,162
Consolidated Graphics, Inc.†	500	28,030
Deluxe Corp.	1,450	60,407
Quad/Graphics, Inc.	3,075	93,357
		235,956
Publishing-Books — 0.1%
Courier Corp.	2,800	44,296
Radio — 0.0%
Entercom Communications Corp., Class A†	1,450	12,731
Real Estate Investment Trusts — 2.3%
American Tower Corp.	4,148	307,491
Anworth Mtg. Asset Corp.	4,950	23,908
Ashford Hospitality Trust, Inc.	525	6,479
Associated Estates Realty Corp.	225	3,355
BioMed Realty Trust, Inc.	625	11,619
Capstead Mortgage Corp.	5,800	68,266
CBL & Associates Properties, Inc.	1,400	26,740
CoreSite Realty Corp.	4,050	137,457
Cousins Properties, Inc.	350	3,602
CYS Investments, Inc.	1,750	14,228
DCT Industrial Trust, Inc.	2,700	19,413
DiamondRock Hospitality Co.	1,450	15,471
EastGroup Properties, Inc.	600	35,526
EPR Properties	825	40,210
Equity Lifestyle Properties, Inc.	450	15,377
FelCor Lodging Trust, Inc.†	675	4,158
First Industrial Realty Trust, Inc.	500	8,135

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Franklin Street Properties Corp.	1,225	$15,606
Home Properties, Inc.	700	40,425
Hospitality Properties Trust	1,350	38,205
Host Hotels & Resorts, Inc.	2,302	40,676
Lexington Realty Trust	7,439	83,540
LTC Properties, Inc.	2,150	81,657
National Retail Properties, Inc.	475	15,115
Pennsylvania Real Estate Investment Trust	1,400	26,180
Post Properties, Inc.	675	30,388
Potlatch Corp.	2,500	99,200
PS Business Parks, Inc.	175	13,059
RAIT Financial Trust	3,200	22,656
Ramco-Gershenson Properties Trust	2,500	38,525
Redwood Trust, Inc.	3,800	74,822
Saul Centers, Inc.	575	26,594
Simon Property Group, Inc.	974	144,376
Strategic Hotels & Resorts, Inc.†	1,675	14,539
Taubman Centers, Inc.	400	26,924
Ventas, Inc.	1,797	110,515
		1,684,437
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,427	124,577
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	1,000	36,020
Recreational Centers — 0.1%
ClubCorp Holdings, Inc.†	775	11,881
Town Sports International Holdings, Inc.	3,950	51,271
		63,152
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	3,171	70,269
Rent-A-Center, Inc.	225	8,573
		78,842
Research & Development — 0.0%
PAREXEL International Corp.†	350	17,581
Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp.	2,051	69,303
Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	1,185	41,914
ANN, Inc.†	1,150	41,653
Brown Shoe Co., Inc.	1,975	46,353
Children's Place Retail Stores, Inc.†	2,750	159,115
Express, Inc.†	600	14,154
L Brands, Inc.	4,863	297,129
PVH Corp.	293	34,776
Stein Mart, Inc.	1,325	18,179
		653,273
Retail-Appliances — 0.1%
Conn's, Inc.†	1,700	85,068
hhgregg, Inc.†	775	13,880
		98,948
Security Description	Shares	Value (Note 2)
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	838	$354,248
Retail-Building Products — 0.1%
Home Depot, Inc.	502	38,077
Retail-Discount — 0.9%
Costco Wholesale Corp.	4,372	503,305
Target Corp.	1,119	71,593
Wal-Mart Stores, Inc.	621	45,929
		620,827
Retail-Drug Store — 0.5%
CVS Caremark Corp.	1,697	96,305
Rite Aid Corp.†	48,550	231,098
		327,403
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,228	216,825
Retail-Hair Salons — 0.0%
Regis Corp.	1,000	14,680
Retail-Hypermarkets — 0.0%
Roundy's, Inc.	1,725	14,835
Retail-Jewelry — 0.2%
Tiffany & Co.	2,178	166,878
Retail-Major Department Stores — 0.6%
Nordstrom, Inc.	1,621	91,100
TJX Cos., Inc.	6,016	339,242
		430,342
Retail-Music Store — 0.0%
Trans World Entertainment Corp.	1,100	5,093
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	7,400	35,742
Retail-Pet Food & Supplies — 0.4%
PetMed Express, Inc.	6,975	113,623
PetSmart, Inc.	2,552	194,615
		308,238
Retail-Regional Department Stores — 0.3%
Bon-Ton Stores, Inc.	1,375	14,506
Dillard's, Inc., Class A	1,375	107,662
Macy's, Inc.	2,047	88,574
		210,742
Retail-Restaurants — 1.0%
Biglari Holdings, Inc.†	275	113,484
CEC Entertainment, Inc.	575	26,370
Dunkin' Brands Group, Inc.	1,891	85,587
Jack in the Box, Inc.†	175	7,000
Red Robin Gourmet Burgers, Inc.†	975	69,322
Sonic Corp.†	5,050	89,637
Starbucks Corp.	4,469	343,979
		735,379
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	1,689	90,159
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,525	30,668

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp.	325	$4,043
BankFinancial Corp.	225	2,007
Beneficial Mutual Bancorp, Inc.†	875	8,724
Capitol Federal Financial, Inc.	225	2,797
OceanFirst Financial Corp.	925	15,641
		33,212
Schools — 0.2%
Strayer Education, Inc.	3,175	131,826
Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	450	14,612
Semiconductor Components-Integrated Circuits — 0.6%
Aeroflex Holding Corp.†	2,500	17,600
Atmel Corp.†	31,239	232,418
Micrel, Inc.	900	8,199
QUALCOMM, Inc.	1,541	103,802
TriQuint Semiconductor, Inc.†	6,775	55,081
		417,100
Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	2,022	123,039
Photronics, Inc.†	4,050	31,711
Ultra Clean Holdings, Inc.†	4,594	31,745
		186,495
Software Tools — 0.4%
VMware, Inc., Class A†	3,235	261,711
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	781	57,224
United States Steel Corp.	1,618	33,314
		90,538
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	3,650	28,069
Telecom Services — 0.5%
Amdocs, Ltd.	7,119	260,840
Aviat Networks, Inc.†	1,975	5,095
Fairpoint Communications, Inc.†	1,525	14,564
Inteliquent, Inc.	6,050	58,443
		338,942
Telecommunication Equipment — 0.2%
ARRIS Group, Inc.†	2,050	34,973
Comtech Telecommunications Corp.	5,075	123,424
		158,397
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	1,905	88,887
Television — 0.4%
CBS Corp., Class B	5,395	297,588
Sinclair Broadcast Group, Inc., Class A	500	16,760
		314,348
Textile-Apparel — 0.0%
Unifi, Inc.†	1,000	23,360
Therapeutics — 0.3%
Agios Pharmaceuticals, Inc.†	75	2,097
Cornerstone Therapeutics, Inc.†	1,200	11,292
Security Description	Shares/ Principal Amount(12)	Value (Note 2)
Therapeutics (continued)
Neurocrine Biosciences, Inc.†	2,600	$29,432
Questcor Pharmaceuticals, Inc.	3,275	189,950
		232,771
Tobacco — 0.7%
Philip Morris International, Inc.	4,199	363,592
Universal Corp.	2,325	118,412
		482,004
Toys — 0.4%
Mattel, Inc.	6,445	269,788
Transactional Software — 0.3%
Solera Holdings, Inc.	3,569	188,693
VeriFone Systems, Inc.†	675	15,431
		204,124
Transport-Rail — 0.9%
Kansas City Southern	1,270	138,887
Union Pacific Corp.	3,416	530,642
		669,529
Transport-Services — 0.5%
FedEx Corp.	2,930	334,342
Transport-Truck — 0.3%
Arkansas Best Corp.	975	25,028
Celadon Group, Inc.	400	7,468
Con-way, Inc.	600	25,854
Heartland Express, Inc.	1,400	19,866
Saia, Inc.†	3,562	111,063
Swift Transportation Co.†	1,675	33,819
		223,098
Travel Services — 0.0%
Interval Leisure Group, Inc.	975	23,039
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	175	12,210
USANA Health Sciences, Inc.†	700	60,753
		72,963
Web Portals/ISP — 1.7%
Google, Inc., Class A†	1,417	1,241,164
Wire & Cable Products — 0.2%
Coleman Cable, Inc.	5,600	118,216
Wireless Equipment — 0.9%
InterDigital, Inc.	3,675	137,188
Motorola Solutions, Inc.	6,206	368,512
RF Micro Devices, Inc.†	2,875	16,215
Telenav, Inc.†	2,175	12,702
Ubiquiti Networks, Inc.	3,675	123,443
		658,060
Total Common Stock (cost $44,033,051)		52,417,659
PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	225	4,273

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares/ Principal Amount(12)	Value (Note 2)
PREFERRED SECURITIES (continued)
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	300	$1,755
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd. Series E 5.38%	425	8,300
Telecom Services — 0.0%
Qwest Corp. 6.13%	450	9,522
Total Preferred Securities (cost $32,131)		23,850
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(1)	$9,000	7,875
Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(1)	5,000	5,500
Diversified Banking Institutions — 0.1%
BAC Capital Trust XIII FRS Series F 4.00% due 10/15/2013(1)	27,000	20,520
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(1)	11,000	9,625
JPMorgan Chase & Co. FRS Series R 6.00% due 08/01/2023(1)	11,000	10,312
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(1)	5,000	5,425
JPMorgan Chase Capital XXIII FRS 1.26% due 05/15/2077	3,000	2,205
		48,087
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(3)	6,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	7,000	6,475
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	6,000	5,651
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	10,000	11,337
Security Description	Principal Amount(12)	Value (Note 2)
Insurance-Multi-line (continued)
ING US, Inc. FRS 5.65% due 05/15/2053	$5,000	$4,571
MetLife, Inc. 6.40% due 12/15/2066	9,000	9,090
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	25,000	34,453
		59,451
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	35,000	49,175
Total Preferred Securities/Capital Securities (cost $162,962)		182,215
ASSET BACKED SECURITIES — 3.2%
Diversified Financial Services — 3.2%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	30,000	30,637
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	32,316	32,803
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	14,376	14,532
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	15,547	15,804
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.74% due 02/10/2051(5)	30,000	33,538
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(6)	14,985	14,908
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(6)	5,837	5,737
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(6)	36,454	34,993
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.51% due 02/25/2036(6)	66,149	54,141
Bear Stearns ALT-A Trust FRS Series 2004-10, Class 1A3 1.17% due 09/25/2034(6)	12,066	11,957
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class A4 5.20% due 12/11/2038(5)	50,000	54,948

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	$4,542	$4,508
Capital Auto Receivables Asset Trust, Series 2013-2, Class A3 1.24% due 10/20/2017	7,000	7,020
Citibank Omni Master Trust, Series 2009-A17, Class A17 4.90% due 11/15/2018*	35,000	36,641
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 12/10/2049(5)	50,000	56,543
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(6)	46,487	39,030
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/2044(5)	100,000	106,601
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	39,225	44,180
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.00% due 12/10/2049(5)	25,000	28,146
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.75% due 06/10/2046(5)	15,000	14,220
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(5)	50,000	54,717
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	16,681	16,800
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% due 01/25/2037(6)	37,440	29,516
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	25,000	24,938
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(6)	49	48
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(6)	26,104	23,809
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(6)	1,561	1,459
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(5)	$14,307	$15,626
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(6)	70,427	63,414
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(6)	4,669	4,690
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(5)	105,000	111,145
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	30,000	33,194
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	10,000	9,956
GS Mtg. Securities Corp. II Series 2013-GC14, Class A2 3.00% due 08/10/2046(5)	70,000	72,463
GS Mtg. Securities Corp. II Series 2013-GC12, Class A4 3.14% due 06/10/2046(5)	15,000	14,322
GS Mtg. Securities Corp. II, VRS Series 2010-C2, Class A2 5.16% due 12/10/2043*(5)	100,000	112,388
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(5)	139,202	141,921
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	30,000	32,497
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(5)	45,000	44,960
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.74% due 03/25/2037(6)	13,161	10,757
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.78% due 01/25/2036(6)	32,588	30,035
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.82% due 04/25/2035(6)	18,920	17,834
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	2,000	2,006
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.71% due 05/25/2035(6)	30,810	26,334
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(5)	14,578	14,181

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.86% due 06/15/2038(5)	$30,000	$33,017
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.15% due 04/15/2041(5)	35,000	40,468
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.54% due 12/25/2034(6)	23,975	24,355
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	50,000	55,640
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(6)	25,641	23,262
MortgageIT Trust FRS Series 2005-4, Class A1 0.45% due 10/25/2035(6)	82,442	71,013
MortgageIT Trust FRS Series 2004-2, Class A1 0.91% due 12/25/2034(6)	8,381	8,007
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.60% due 08/25/2034	2,113	2,167
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% due 02/25/2037	12,967	6,932
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	30,000	30,578
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	25,000	25,518
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% due 05/25/2037	38,149	20,294
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.49% due 02/20/2047(6)	52,812	44,003
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	2,288	2,294
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(6)	4,606	4,738
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	11,636	11,775
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(5)	20,000	18,663
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(5)	65,000	64,443
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	$5,000	$5,022
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(5)	19,000	20,729
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(6)	65,880	65,989
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(6)	28,747	25,072
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.63% due 06/25/2035(6)	9,939	9,965
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.67% due 03/25/2035(6)	48,199	48,617
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(6)	12,821	12,834
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(6)	7,023	6,725
WF-RBS Commercial Mtg. Trust, VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(5)	15,000	15,488
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(5)	25,000	27,472
Total Asset Backed Securities (cost $2,214,130)		2,274,977
U.S. CORPORATE BONDS & NOTES — 7.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	5,000	4,680
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	61,000	63,898
		68,578
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 0.95% due 05/15/2018	9,000	8,647
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	10,000	10,700
		19,347

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment — 0.0%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	$10,000	$10,925
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	4,000	3,915
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	14,000	14,074
		28,914
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 3.45% due 06/01/2023	15,000	13,902
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	38,000	40,249
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	1,484	1,573
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	10,005	10,168
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	5,923	6,234
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	18,678	19,121
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	21,284	24,051
		61,147
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	2,000	2,110
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	10,000	10,000
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	2,000	2,050
Chassix, Inc. Senior Sec. Notes 9.25% due 08/01/2018*	2,000	2,115
		4,165
Security Description	Principal Amount(12)	Value (Note 2)
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	$25,000	$26,250
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	3,000	2,962
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	10,000	9,707
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	6,000	6,200
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	11,000	11,550
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	12,000	11,899
		68,568
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	7,000	7,063
Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	40,000	44,546
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	25,000	27,869
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	35,000	36,950
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	1,000	1,066
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	10,000	11,552
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	50,000	49,201
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	10,000	9,360
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	22,000	21,541
		202,085
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 2.25% due 01/07/2019	40,000	40,098
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	16,000	16,072

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	$15,000	$22,067
		38,139
Broadcast Services/Program — 0.0%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	15,000	15,750
Building & Construction Products-Misc. — 0.0%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	6,000	6,377
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,000	3,150
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 6.13% due 10/03/2016	15,000	16,594
Masco Corp. Bonds 6.50% due 08/15/2032	5,000	4,962
		21,556
Cable/Satellite TV — 0.3%
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	4,000	3,840
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	15,000	15,225
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	20,000	20,300
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	25,000	23,577
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	20,000	17,263
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	28,115
COX Communications, Inc. Senior Notes 8.38% due 03/01/2039*	10,000	11,862
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	20,000	18,667
Security Description	Principal Amount(12)	Value (Note 2)
Cable/Satellite TV (continued)
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	$8,000	$6,806
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	10,000	10,573
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	21,000	22,076
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	5,000	6,336
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	15,000	12,766
		197,406
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	2,000	1,840
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/2020	5,000	5,613
		7,453
Cellular Telecom — 0.1%
Cellco Partnership/ Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	55,000	55,858
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	3,000	3,008
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	2,000	2,035
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	5,000	5,862
		66,763
Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	25,000	26,112
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	2,000	2,260
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,063

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coal — 0.0%
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	$5,000	$5,363
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,160
		9,523
Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	10,000	9,925
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	2,000	2,110
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	6,000	6,354
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	10,000	12,223
		18,577
Computers — 0.1%
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	10,000	10,253
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	40,000	39,284
		49,537
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	3,000	3,094
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	2,000	2,007
		5,101
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	15,000	13,462
Crown Americas LLC/ Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	5,000	5,225
		18,687
Containers-Paper/Plastic — 0.0%
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	2,000	2,250
Security Description	Principal Amount(12)	Value (Note 2)
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018	$5,000	$5,300
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,000	3,158
		8,458
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	4,000	4,228
Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	35,000	39,498
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	35,000	39,635
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	2,000	2,311
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	31,000	27,974
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	35,000	39,152
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	15,000	14,935
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	25,000	28,750
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	10,000	10,769
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	50,000	63,862
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	18,000	17,872
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	16,000	17,266
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	5,000	5,508
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	10,000	11,015
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	55,000	57,958
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	10,000	11,438

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	$25,000	$25,381
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	17,000	17,742
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	15,000	18,124
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	3,000	2,905
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	25,000	23,585
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	60,000	54,412
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	10,000	10,485
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	10,359
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	45,000	46,849
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	35,000	34,763
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	16,000	18,746
Morgan Stanley Senior Notes 2.13% due 04/25/2018	8,000	7,797
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	23,754
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	25,000	25,013
Morgan Stanley Senior Notes 5.50% due 07/28/2021	7,000	7,656
Morgan Stanley Senior Notes 5.75% due 01/25/2021	100,000	111,011
		826,525
Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	13,000	13,087
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	60,000	63,943
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	$35,000	$39,655
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	25,000	28,686
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	29,000	32,012
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	32,000	38,170
		215,553
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,000	2,100
Textron, Inc. Senior Notes 4.63% due 09/21/2016	13,000	14,027
		16,127
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	15,000	14,887
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	2,000	1,736
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,740
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,400
		15,140
Electric-Integrated — 0.3%
Dayton Power & Light Co. 1st Mtg. Notes 1.88% due 09/15/2016*	6,000	6,047
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	12,000	12,938
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	30,000	28,390
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	45,000	45,101
Edison International Senior Notes 3.75% due 09/15/2017	21,000	22,233
Entergy Corp. Senior Notes 3.63% due 09/15/2015	24,000	24,871

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	$4,000	$3,823
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	3,000	2,744
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	8,000	8,081
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	3,000	3,129
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	3,000	3,239
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	7,000	7,592
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	12,000	11,840
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	18,095
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	7,000	7,635
Southern California Edison Co. 1st Mtg. Notes 3.50% due 10/01/2023	6,000	5,991
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	5,000	4,943
Southern Co. Senior Notes 2.45% due 09/01/2018	5,000	5,049
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	10,000	12,067
		233,808
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	2,000	1,910
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	14,000	14,825
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,000	2,075
Finance-Auto Loans — 0.0%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	5,000	5,023
Security Description	Principal Amount(12)	Value (Note 2)
Finance-Auto Loans (continued)
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	$5,000	$5,537
		10,560
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	5,000	5,710
SLM Corp. Notes 6.00% due 01/25/2017	5,000	5,300
SLM Corp. Senior Notes 6.25% due 01/25/2016	20,000	21,300
SLM Corp. Senior Notes 8.45% due 06/15/2018	5,000	5,637
		37,947
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 2.65% due 12/02/2022	50,000	45,923
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	10,000	11,977
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	1,820
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	10,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	102,993
		116,792
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	5,000	5,213
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	4,000	3,930
		9,143
Finance-Other Services — 0.0%
Denali Borrower LLC/ Denali Finance Corp. Senior Sec. Notes 5.63% due 10/15/2020*	2,000	1,943

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services (continued)
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	$4,000	$4,027
		5,970
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/ FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	2,000	2,080
Food-Misc./Diversified — 0.0%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	5,000	6,064
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	9,000	10,564
		16,628
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.85% due 08/01/2023	5,000	4,925
Kroger Co. Senior Notes 5.15% due 08/01/2043	7,000	6,851
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	3,000	2,850
		14,626
Gas-Distribution — 0.0%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	25,000	29,490
Home Furnishings — 0.0%
Norcraft Cos. LP/ Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,169
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	12,921	13,729
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,388
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,625
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,487
		30,229
Security Description	Principal Amount(12)	Value (Note 2)
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	$21,000	$21,108
Insurance-Life/Health — 0.1%
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	20,000	19,906
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	3,000	3,357
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	2,000	1,983
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	6,000	6,008
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	9,000	9,657
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	20,000	19,781
		60,692
Insurance-Multi-line — 0.0%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	25,000	26,135
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	5,000	5,092
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	25,000	36,200
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	11,000	10,977
		52,269
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 4.00% due 10/15/2023	15,000	15,176
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016	6,000	6,039
Machinery-Farming — 0.0%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	10,000	11,625
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	5,000	5,487
		17,112

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	$2,000	$1,985
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	4,000	4,165
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	8,000	9,978
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	5,000	5,550
		15,528
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	10,000	9,860
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	10,000	11,904
		21,764
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	25,000	25,090
AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	6,000	5,951
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	2,000	2,060
		33,101
Medical-Generic Drugs — 0.1%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022	10,000	9,375
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	10,000	10,041
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*	3,000	2,995
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	13,000	14,834
		37,245
Medical-HMO — 0.1%
Cigna Corp. Senior Notes 4.38% due 12/15/2020	8,000	8,485
Security Description	Principal Amount(12)	Value (Note 2)
Medical-HMO (continued)
Cigna Corp. Senior Notes 6.15% due 11/15/2036	$2,000	$2,297
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	15,000	14,657
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	30,000	29,737
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	10,000	10,005
WellPoint, Inc. Senior Notes 3.70% due 08/15/2021	25,000	25,104
		90,285
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,140
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	10,000	10,175
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,256
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	20,000	21,500
IASIS Healthcare LLC/ IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,000	2,075
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*	10,000	10,225
		62,371
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	4,000	3,900
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	5,000	5,288
Multimedia — 0.4%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	68,286
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	35,000	41,397
News America, Inc. Company Guar. Notes 4.00% due 10/01/2023*	8,000	8,009

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
News America, Inc. Company Guar. Notes 5.40% due 10/01/2043*	$6,000	$6,007
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	35,000	37,894
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	6,000	7,213
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	34,993
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	7,000	7,631
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	6,000	5,968
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	29,000	23,469
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	15,000	15,270
		256,137
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,150
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/ Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,275
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	14,000	16,806
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	28,711
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	5,000	4,650
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,300
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	3,000	3,008
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	2,000	1,963
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	7,000	7,044
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
EP Energy LLC/ Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	$2,000	$2,170
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,275
Linn Energy LLC/ Linn Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2019*	5,000	4,712
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	5,000	4,837
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	5,000	5,200
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	2,000	2,005
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	3,920
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	5,000	5,764
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	6,000	6,436
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	9,000	9,633
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	3,000	3,218
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,312
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	5,000	5,250
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	5,000	5,387
Samson Investment Co. Senior Notes 10.25% due 02/15/2020*	2,000	2,120
		143,996
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	9,000	8,971
Hess Corp. Senior Notes 5.60% due 02/15/2041	9,000	9,252
Hess Corp. Senior Notes 7.88% due 10/01/2029	3,000	3,762

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	$3,000	$2,621
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	6,000	6,117
		30,723
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	5,000	5,431
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,300
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	2,700
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	10,000	10,750
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	10,000	9,748
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	13,000	14,547
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	15,000	17,521
		55,266
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	50,000	50,798
Pipelines — 0.3%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	4,000	3,760
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,820
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	15,000	16,729
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	3,000	2,606
Security Description	Principal Amount(12)	Value (Note 2)
Pipelines (continued)
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	$2,000	$2,123
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	18,000	19,260
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	25,000	23,287
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	32,000	31,768
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	6,000	7,272
Genesis Energy LP/ Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,337
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	50,000	49,062
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	10,000	10,845
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	3,000	2,828
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	45,000	44,269
		221,966
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	12,000	11,850
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	5,000	4,962
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	18,000	17,640
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,275
		27,877
Real Estate Investment Trusts — 0.5%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	40,000	45,221
American Tower Corp. Senior Notes 3.40% due 02/15/2019	10,000	9,884

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	$5,000	$5,369
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	25,000	27,393
Duke Realty LP Senior Notes 6.75% due 03/15/2020	15,000	17,336
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,528
HCP, Inc. Senior Notes 6.00% due 01/30/2017	35,000	39,361
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	41,000	43,814
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	10,000	10,827
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	35,000	38,228
Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	9,244
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	4,960
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	20,000	20,281
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	14,000	14,071
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	10,000	9,531
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	30,000	31,593
		337,641
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	5,000	5,304
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	30,000	30,615
		35,919
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(3)	10,000	0
Security Description	Principal Amount(12)	Value (Note 2)
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	$10,000	$11,849
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	2,000	2,130
		13,979
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	15,000	16,950
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	5,000	5,450
		22,400
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	25,000	23,092
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	10,000	10,219
		33,311
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	24,000	24,990
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	30,000	30,361
Retail-Drug Store — 0.1%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	30,319	35,267
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	4,675	5,050
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,651	9,338
		49,655
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	5,000	5,150
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	5,000	4,987
		10,137
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	5,000	5,525

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	$5,000	$5,275
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	2,000	2,175
		12,975
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	5,000	5,288
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	8,000	8,433
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	16,000	18,545
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	9,000	10,468
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	5,000	5,145
		42,591
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	5,000	4,655
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	3,000	2,618
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	4,000	3,545
		10,818
Security Services — 0.1%
ADT Corp. Senior Notes 2.25% due 07/15/2017	13,000	12,415
ADT Corp. Senior Notes 3.50% due 07/15/2022	9,000	7,609
ADT Corp. Senior Notes 6.25% due 10/15/2021*	11,000	11,165
		31,189
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021*	2,000	1,975
Security Description	Principal Amount(12)	Value (Note 2)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	$7,000	$7,543
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,000	1,955
Steel-Producers — 0.1%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	2,000	2,180
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	25,000	24,633
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	9,000	8,436
Nucor Corp. Senior Notes 4.00% due 08/01/2023	8,000	7,830
		43,079
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,438
Telecom Services — 0.1%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	8,000	8,725
Qwest Corp. Senior Notes 7.50% due 10/01/2014	10,000	10,596
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	25,000	24,894
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	35,000	35,656
		79,871
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	3,000	3,314
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	6,000	6,446
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	3,000	3,172
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,350
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	3,000	3,315

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	$2,000	$2,290
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	23,000	24,235
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	29,000	31,082
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	7,000	7,774
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	96,000	108,378
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	30,000	36,891
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	25,000	27,875
		266,122
Television — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	25,000	31,959
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	2,000	1,885
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	16,000	21,152
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	6,000	7,275
		28,427
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.90% due 03/30/2023	16,000	15,472
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	9,000	9,775
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	2,000	2,163
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	30,000	30,556
Security Description	Principal Amount(12)	Value (Note 2)
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	$645	$656
Total U.S. Corporate Bonds & Notes (cost $5,130,057)		5,228,581
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Aerospace/Defense-Equipment — 0.0%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	6,000	5,527
Banks-Commercial — 0.1%
Abbey National Treasury Services PLC Bank Guar. Notes 3.05% due 08/23/2018	4,000	4,064
Bank of Montreal Senior Notes 1.45% due 04/09/2018	10,000	9,772
Bank of Nova Scotia Senior Notes 1.38% due 07/15/2016	7,000	7,048
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	25,000	27,365
		48,249
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 5.45% due 10/01/2043	8,000	7,928
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	2,000	2,005
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023*	13,000	12,513
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	10,000	11,100
		23,613
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	3,000	2,910
Diversified Banking Institutions — 0.2%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	15,000	15,203
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	70,000	77,107
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	19,000	19,408
		111,718

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	$4,000	$4,000
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	5,000	5,612
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	6,000	5,981
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	11,000	10,924
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	4,000	4,015
		30,532
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 2.05% due 09/30/2018	5,000	5,007
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	7,000	7,053
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 09/30/2043	10,000	10,185
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	4,000	4,000
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	15,000	13,941
		40,186
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,115
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	7,000	7,193
Medical Products — 0.0%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	6,000	5,903
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	7,000	6,656
		12,559
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	45,000	48,276
Security Description	Principal Amount(12)	Value (Note 2)
Oil & Gas Drilling (continued)
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	$10,000	$11,116
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	4,000	4,246
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	4,000	4,495
		68,133
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	12,000	14,959
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	5,000	5,350
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	10,000	12,273
		32,582
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	17,000	17,145
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	9,000	9,264
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	10,000	9,133
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	15,000	15,119
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	50,000	49,455
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019	15,000	14,106
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	35,000	33,846
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	23,000	20,880
Shell International Finance BV Company Guar. Notes 3.63% due 08/21/2042	7,000	6,116
		175,064
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	3,000	2,948

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.0%
Vivendi SA Senior Notes 2.40% due 04/10/2015*		$5,000	$5,101
Telephone-Integrated — 0.0%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		20,000	27,714
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		6,000	5,700
Transport-Rail — 0.0%
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023*		5,000	4,597
Total Foreign Corporate Bonds & Notes (cost $626,670)			616,374
FOREIGN GOVERNMENT AGENCIES — 0.5%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		8,000	8,012
Sovereign — 0.5%
Bolivarian Republic of Venezuela Senior Notes 9.25% due 05/07/2028		3,000	2,355
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2021	BRL	345,000	147,933
Brazilian Government International Bond 12.25% due 03/06/2030		1,000	1,673
Dominican Republic Senior Notes 9.04% due 01/23/2018		2,951	3,209
Federal Republic of Brazil Senior Notes 7.13% due 01/20/2037		6,000	7,050
Federal Republic of Brazil Notes 7.88% due 03/07/2015		2,000	2,185
Federal Republic of Brazil Notes 8.25% due 01/20/2034		3,000	3,907
Federal Republic of Brazil Notes 11.00% due 08/17/2040		3,000	3,507
Government of Belize Senior Notes 5.00% due 02/20/2038(8)		2,000	1,200
Government of Canada Senior Notes 0.88% due 02/14/2017		7,000	6,996
Security Description	Principal Amount(12)	Value (Note 2)
Sovereign (continued)
Government of Romania Senior Notes 4.38% due 08/22/2023	$8,000	$7,650
Government of Romania Senior Notes 6.75% due 02/07/2022	4,000	4,561
Lebanese Republic Notes 4.00% due 12/31/2017	900	869
Lebanese Republic Senior Notes 5.45% due 11/28/2019	2,000	1,885
Lebanese Republic Bonds 6.10% due 10/04/2022	6,000	5,670
Lebanese Republic Notes 6.38% due 03/09/2020	1,000	988
Lebanese Republic Senior Notes 6.75% due 11/29/2027	4,000	3,851
Lebanese Republic Senior Notes 8.25% due 04/12/2021	1,000	1,079
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024	1,000	1,015
Republic of Bulgaria Bonds 8.25% due 01/15/2015	6,000	6,545
Republic of Colombia Senior Notes 8.13% due 05/21/2024	4,000	5,165
Republic of Colombia Senior Notes 8.25% due 12/22/2014	8,000	8,640
Republic of Colombia Senior Notes 11.75% due 02/25/2020	3,000	4,327
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	5,000	4,737
Republic of Hungary Senior Notes 4.13% due 02/19/2018	2,000	1,980
Republic of Hungary Senior Notes 5.38% due 02/21/2023	6,000	5,835
Republic of Hungary Senior Notes 6.25% due 01/29/2020	3,000	3,202
Republic of Hungary Senior Notes 7.63% due 03/29/2041	4,000	4,280
Republic of Panama Senior Notes 7.25% due 03/15/2015	1,000	1,085

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Peru Senior Notes 8.38% due 05/03/2016	$2,000	$2,310
Republic of Poland Senior Notes 3.00% due 03/17/2023	8,000	7,328
Republic of Poland Senior Notes 3.88% due 07/16/2015	5,000	5,244
Republic of Poland Senior Notes 5.00% due 10/19/2015	1,000	1,077
Republic of Poland Senior Notes 5.13% due 04/21/2021	2,000	2,175
Republic of the Philippines Senior Notes 9.38% due 01/18/2017	2,000	2,452
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	5,000	7,425
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	1,000	1,323
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	4,000	6,060
Republic of Turkey Senior Notes 6.88% due 03/17/2036	5,000	5,314
Republic of Turkey Senior Notes 7.00% due 06/05/2020	2,000	2,261
Republic of Turkey Notes 7.25% due 03/05/2038	2,000	2,224
Republic of Turkey Senior Notes 7.38% due 02/05/2025	6,000	6,774
Republic of Turkey Senior Notes 8.00% due 02/14/2034	3,000	3,559
Republic of Turkey Senior Notes 11.88% due 01/15/2030	1,000	1,583
Republic of Venezuela Bonds 7.65% due 04/21/2025	1,000	720
Republic of Venezuela Senior Bonds 9.38% due 01/13/2034	2,000	1,580
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	1,000	923
Republic of Venezuela Senior Notes 11.95% due 08/05/2031	5,000	4,612
Security Description	Principal Amount(12)	Value (Note 2)
Sovereign (continued)
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	$2,000	$1,992
Russian Federation Senior Notes 7.50% due 03/31/2030(8)	14,300	16,852
United Mexican States Senior Notes 4.00% due 10/02/2023	8,000	7,950
United Mexican States Senior Notes 4.75% due 03/08/2044	28,000	25,340
United Mexican States Senior Notes 5.75% due 10/12/2110	4,000	3,760
		374,217
Total Foreign Government Agencies (cost $410,367)		382,229
MUNICIPAL BONDS & NOTES — 0.2%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	30,000	39,155
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	5,000	5,204
Ohio State University Revenue Bonds Series A 4.80% due 06/01/211	10,000	8,656
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	5,000	4,226
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	11,000	10,463
State of California General Obligation Bonds 6.20% due 10/01/2019	25,000	29,409
State of California General Obligation Bonds 6.51% due 04/01/2039	5,000	5,325
State of California General Obligation Bonds 7.55% due 04/01/2039	20,000	26,030
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	16,359
University of California Revenue Bonds 5.00% due 05/15/2038	20,000	21,076

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Bonds (continued)
University of California Revenue Bonds 4.60% due 05/15/2031	$15,000	$15,019
Total Municipal Bonds & Notes (cost $169,358)		180,922
U.S. GOVERNMENT AGENCIES — 8.2%
Federal Home Loan Mtg. Corp. — 0.7%
2.50% due 01/01/2028	7,404	7,459
3.00% due 10/01/2042	15,093	14,714
3.00% due 11/01/2042	7,622	7,425
3.00% due 02/01/2043	48,784	47,525
3.00% due 08/01/2043	49,852	48,568
3.50% due 03/01/2042	5,402	5,487
4.00% due 09/01/2040	9,835	10,283
4.50% due 01/01/2039	2,729	2,899
5.00% due 07/01/2021	53,178	56,343
5.00% due 07/01/2038	4,788	5,151
5.00% due 07/01/2040	167,379	181,224
5.50% due 07/01/2034	7,862	8,563
5.50% due 09/01/2037	9,295	10,052
5.50% due 01/01/2038	9,424	10,191
5.50% due 04/01/2038	1,066	1,153
5.50% due 06/01/2041	5,077	5,490
6.00% due 08/01/2036	17,095	18,646
6.50% due 05/01/2029	1,545	1,721
6.50% due 03/01/2036	7,690	8,608
6.50% due 05/01/2036	94	104
6.50% due 11/01/2037	6,768	7,486
7.50% due 08/01/2023	332	371
7.50% due 04/01/2028	1,482	1,729
Federal Home Loan Mtg. Corp. REMIC Series 1577, Class PK 6.50% due 09/15/2023(6)	6,019	6,708
Series 1226, Class Z 7.75% due 03/15/2022(6)	672	731
		468,631
Federal National Mtg. Assoc. — 6.3%
2.50% due 03/01/2028	14,369	14,471
2.50% due October 30 TBA	100,000	92,906
3.00% due 01/01/2028	19,158	19,871
3.00% due 06/01/2042	5,945	5,813
3.00% due 12/01/2042	4,826	4,719
3.00% due October 30 TBA	500,000	488,437
3.50% due 09/01/2026	24,375	25,745
3.50% due 12/01/2041	46,009	46,872
3.50% due 04/01/2042	26,106	26,596
3.50% due 05/01/2042	10,507	10,703
3.50% due October 30 TBA	1,725,000	1,755,996
4.00% due 08/01/2026	19,981	21,208
4.00% due 09/01/2040	11,264	11,815
4.00% due 11/01/2040	2,903	3,047
4.00% due 12/01/2040	73,517	77,143
4.00% due 11/01/2041	5,035	5,284
4.00% due 01/01/2042	16,518	17,329
4.50% due 11/01/2022	20,869	22,214
Security Description	Principal Amount(12)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due 01/01/2039	$5,958	$6,358
4.50% due 06/01/2039	259,105	278,172
4.50% due November 30 TBA	200,000	213,000
4.83% due 01/01/2015	91,034	92,849
4.85% due 11/01/2015	196,640	208,647
5.00% due 06/01/2019	1,019	1,085
5.00% due 05/01/2035	2,433	2,657
5.00% due 02/01/2036	9,474	10,271
5.00% due 07/01/2040	20,576	22,353
5.00% due 08/01/2040	14,754	15,990
5.00% due November 30 TBA	400,000	432,625
5.50% due 11/01/2020	5,231	5,665
5.50% due 04/01/2021	102,063	110,509
5.50% due 12/01/2029	3,623	3,959
5.50% due 06/01/2035	245,228	267,780
5.50% due 06/01/2038	20,751	22,610
6.00% due 06/01/2017	3,667	3,881
6.00% due 12/01/2033	13,934	15,421
6.00% due 05/01/2034	920	1,019
6.00% due 06/01/2040	593	648
6.00% due October 30 TBA	100,000	109,375
6.50% due 08/01/2017	6,881	7,230
6.50% due 09/01/2032	20,808	23,007
6.50% due 04/01/2034	6,971	7,709
6.50% due 10/01/2037	830	918
7.00% due 06/01/2037	18,585	20,983
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 09/15/2023(6)	15,926	15,832
		4,550,722
Government National Mtg. Assoc. — 1.2%
4.00% due 09/15/2041	416,169	438,702
4.50% due 06/15/2041	340,009	367,735
6.00% due 11/15/2031	52,574	58,076
7.00% due 05/15/2033	12,473	14,749
8.50% due 11/15/2017	349	370
9.00% due 11/15/2021	204	224
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/15/2035(6)	266	309
Series 2005-74, Class HC 7.50% due 09/16/2035(6)	3,357	3,925
		884,090
Sovereign Agency — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	6,000	6,006
3.50% due 12/15/2042	12,000	9,775
		15,781
Total U.S. Government Agencies (cost $5,791,832)		5,919,224

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares/ Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 4.6%
United States Treasury Bonds — 0.8%
2.75% due 11/15/2042	$18,000	$14,898
2.88% due 05/15/2043	43,000	36,496
3.13% due 11/15/2041	110,000	99,189
3.13% due 02/15/2042	5,000	4,502
3.13% due 02/15/2043	53,700	48,112
3.63% due 08/15/2043	60,000	59,306
4.38% due 02/15/2038(9)	135,000	152,866
4.38% due 11/15/2039	145,000	164,167
5.25% due 11/15/2028	8,000	10,003
		589,539
United States Treasury Notes — 3.8%
0.25% due 11/30/2013(9)	45,000	45,014
0.50% due 07/31/2017	2,000	1,962
0.63% due 08/31/2017	31,000	30,518
0.88% due 09/15/2016	510,000	513,745
0.88% due 02/28/2017	70,000	70,104
0.88% due 04/30/2017	370,000	369,682
1.00% due 08/31/2016	80,000	80,850
1.00% due 10/31/2016	20,000	20,186
1.00% due 05/31/2018	4,000	3,949
1.25% due 10/31/2015	13,000	13,241
1.38% due 06/30/2018	3,000	3,008
1.38% due 07/31/2018	101,000	101,182
1.50% due 08/31/2018	232,000	233,541
1.63% due 08/15/2022	31,000	28,878
1.75% due 07/31/2015	170,000	174,496
1.75% due 05/15/2023	22,000	20,386
2.00% due 01/31/2016	390,000	404,320
2.00% due 04/30/2016	395,000	410,275
2.00% due 02/15/2022	32,000	31,108
2.13% due 05/31/2015	7,000	7,216
2.13% due 08/15/2021	17,000	16,862
2.50% due 08/15/2023	21,000	20,787
2.75% due 12/31/2017	9,000	9,602
United States Treasury Notes TIPS 0.13% due 04/15/2018(10)	94,989	97,853
		2,708,765
Total U.S. Government Treasuries (cost $3,293,605)		3,298,304
WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(2)(3)(4) (strike price $500.00)	1	310
ION Media Networks, Inc. Expires 12/18/2016(2)(3)(4) (strike price $687.00)	1	125
Total Warrants (cost $0)		435
Total Long-Term Investment Securities (cost $61,864,163)		70,524,770
Security Description	Principal Amount(12)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 2.3%
Commercial Paper — 1.9%
Societe Generale North America 0.01% due 10/01/2013	$1,400,000	$1,400,000
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/13	253,000	253,000
Total Short-Term Investment Securities (cost $1,653,000)		1,653,000
REPURCHASE AGREEMENTS — 6.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $557,000 collateralized by $570,000 of United States Treasury Notes, bearing interest at 1.75% due 03/31/2014 and having an approximate value of $574,765	557,000	557,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	1,010,000	1,010,000
Barclays Capital PLC Joint Repurchase Agreement(11)	590,000	590,000
BNP Paribas SA Joint Repurchase Agreement(11)	590,000	590,000
Deutsche Bank AG Joint Repurchase Agreement(11)	390,000	390,000
UBS Securities LLC Joint Repurchase Agreement(11)	1,150,000	1,150,000
Total Repurchase Agreements (cost $4,287,000)		4,287,000
TOTAL INVESTMENTS (cost $67,804,163)(7)	106.3%	76,464,770
Liabilities in excess of other assets	(6.3)	(4,534,702)
NET ASSETS	100.0%	$71,930,068

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $946,019 representing 1.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Perpetual maturity — maturity date reflects the next call date.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Illiquid security. At September 30, 2013, the aggregate value of these securities was $438 representing 0.0% of net assets.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2013, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/2016 (strike price $500.00) Warrants	03/1/11	1	$—	$310	$310	0.00%
ION Media Networks, Inc. Expries 12/18/2016 (strike price $687.00) Warrants	11/11/10	1	$—	125	125	0.00
				$435		0.00%

(5)  Commercial Mortgage Backed Security

(6)  Collateralized Mortgage Obligation

(7)  See Note 4 for cost of investments on a tax basis.

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  Principal amount of security is adjusted for inflation.

(11)  See Note 2 for details of Joint Repurchase Agreements.

(12)  Denominated in United States dollars unless otherwise indicated.

BRL — Brazilian Real

CVR — Contingent Value Rights

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
1	Long	Australian 10YR Bonds	December 2013	$109,342	$109,723	$381
3	Long	Russell 2000 Mini Index	December 2013	321,416	321,420	4
2	Long	U.S. Treasury 2YR Notes	December 2013	438,250	440,531	2,281
3	Long	U.S. Treasury 5YR Notes	December 2013	358,898	363,141	4,243
5	Long	U.S. Treasury 10YR Notes	December 2013	619,578	631,953	12,375
4	Short	U.S. Long Bonds	December 2013	521,459	533,500	(12,041)
1	Short	U.S. Ultra Bonds	December 2013	142,028	142,094	(66)
						$7,177

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	BRL	255,000	USD	114,350	10/02/2013	$—	$(707)
	BRL	255,000	USD	113,260	11/04/2013	—	(900)
	USD	114,094	BRL	255,000	10/02/2013	963	—
						963	(1,607)
UBS AG	BRL	255,000	USD	106,853	10/02/2013	—	(8,203)
Net Unrealized Appreciation (Depreciation)						$963	$(9,810)

BRL — Brazilian Real

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$1,519,886	$—	$0	$1,519,886
Other Industries*	50,897,773	—	—	50,897,773
Preferred Securities	23,850	—	—	23,850
Preferred Securities/Capital Securities	—	182,215	—	182,215
Asset Backed Securities	—	2,274,977	—	2,274,977
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	5,228,581	—	5,228,581
Foreign Corporate Bonds & Notes	—	616,374	—	616,374
Foreign Government Agencies	—	382,229	—	382,229
Municipal Bond & Notes	—	180,922	—	180,922
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	4,550,722	—	4,550,722
Other Government Agencies*	—	1,368,502	—	1,368,502
U.S. Government Treasuries	—	3,298,304	—	3,298,304
Warrants	—	—	435	435
Short-Term Investment Securities:
Commercial Paper	—	1,400,000	—	1,400,000
Time Deposits	—	253,000	—	253,000
Repurchase Agreements	—	4,287,000	—	4,287,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	19,284	—	—	19,284
Open Forward Foreign Currency Contracts - Appreciation	—	963	—	963
Total	$52,460,793	$24,023,789	$435	$76,485,017
Liabilities:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$12,107	$—	$—	$12,107
Open Forward Foreign Currency Contracts - Depreciation	—	9,810	—	9,810
Total	$12,107	$9,810	$—	$21,917

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Repurchase Agreements	11.6%
Federal National Mtg. Assoc.	10.1
United States Treasury Notes	6.7
Diversified Financial Services	4.9
Diversified Banking Institutions	3.2
Real Estate Investment Trusts	2.7
Government National Mtg. Assoc.	2.4
Medical-Drugs	2.2
Oil Companies-Exploration & Production	2.0
Computers	1.8
Banks-Commercial	1.7
Medical-Biomedical/Gene	1.7
Multimedia	1.5
Diversified Manufacturing Operations	1.4
Banks-Super Regional	1.4
Web Portals/ISP	1.3
Electronic Components-Semiconductors	1.1
Enterprise Software/Service	1.1
United States Treasury Bonds	1.0
Cable/Satellite TV	1.0
Electric-Integrated	1.0
Oil Companies-Integrated	0.9
Pharmacy Services	0.9
Telephone-Integrated	0.8
Retail-Restaurants	0.8
Electronic Components-Misc.	0.8
Retail-Apparel/Shoe	0.8
Cosmetics & Toiletries	0.7
Transport-Rail	0.7
Oil-Field Services	0.7
Wireless Equipment	0.7
E-Commerce/Products	0.7
Tobacco	0.7
Airlines	0.7
Finance-Credit Card	0.7
Chemicals-Diversified	0.7
Sovereign	0.7
Finance-Investment Banker/Broker	0.7
Medical-HMO	0.6
Retail-Discount	0.6
Metal Processors & Fabrication	0.6
Telecom Services	0.6
Semiconductor Components-Integrated Circuits	0.6
Distribution/Wholesale	0.6
Agricultural Chemicals	0.6
Food-Misc./Diversified	0.6
Commercial Services-Finance	0.6
Beverages-Non-alcoholic	0.6
Insurance-Multi-line	0.6
Networking Products	0.5
Federal Home Loan Mtg. Corp.	0.5
Finance-Consumer Loans	0.5
Computer Services	0.5
Retail-Drug Store	0.5
Instruments-Controls	0.5
Casino Hotels	0.5
Consumer Products-Misc.	0.5
Applications Software	0.5
Food-Confectionery	0.5
Pipelines	0.5
Aerospace/Defense-Equipment	0.5%
Retail-Auto Parts	0.5
Insurance-Life/Health	0.4
Medical Products	0.4
Food-Retail	0.4
Electronic Security Devices	0.4
Hotels/Motels	0.4
Retail-Major Department Stores	0.4
Commercial Paper	0.4
Television	0.4
Auto-Cars/Light Trucks	0.4
Computer Aided Design	0.4
Municipal Bonds	0.4
Human Resources	0.4
Containers-Metal/Glass	0.3
Cellular Telecom	0.3
Insurance-Property/Casualty	0.3
Oil Refining & Marketing	0.3
Auto/Truck Parts & Equipment-Original	0.3
Medical Instruments	0.3
Retail-Pet Food & Supplies	0.3
Computers-Integrated Systems	0.3
Transport-Services	0.3
Athletic Footwear	0.3
Printing-Commercial	0.3
Beverages-Wine/Spirits	0.3
E-Commerce/Services	0.3
Chemicals-Specialty	0.3
Machinery-General Industrial	0.3
Therapeutics	0.3
Electronic Connectors	0.3
Paper & Related Products	0.3
Engineering/R&D Services	0.3
Transport-Truck	0.3
Time Deposits	0.3
Oil & Gas Drilling	0.3
Software Tools	0.3
Retail-Regional Department Stores	0.3
Toys	0.3
Medical-Generic Drugs	0.3
Computers-Memory Devices	0.3
Gas-Distribution	0.3
Broadcast Services/Program	0.2
Investment Management/Advisor Services	0.2
Data Processing/Management	0.2
Medical-Hospitals	0.2
Medical-Outpatient/Home Medical	0.2
Oil Field Machinery & Equipment	0.2
Retail-Gardening Products	0.2
Transactional Software	0.2
Semiconductor Equipment	0.2
Steel-Producers	0.2
Telecommunication Equipment	0.2
Schools	0.2
Retail-Jewelry	0.2
Electric Products-Misc.	0.2
Finance-Auto Loans	0.2
Wire & Cable Products	0.2
Electric-Transmission	0.2
Electronic Measurement Instruments	0.2

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited) (continued)

Industry Allocation*
Retail-Building Products	0.2%
Real Estate Operations & Development	0.2
Containers-Paper/Plastic	0.1
Rental Auto/Equipment	0.1
Aerospace/Defense	0.1
Building & Construction Products-Misc.	0.1
Lasers-System/Components	0.1
Electronic Design Automation	0.1
Real Estate Management/Services	0.1
Advertising Agencies	0.1
Retail-Appliances	0.1
Power Converter/Supply Equipment	0.1
Insurance-Reinsurance	0.1
Retail-Sporting Goods	0.1
Medical Information Systems	0.1
Agricultural Operations	0.1
Internet Content-Entertainment	0.1
Finance-Other Services	0.1
Auto-Heavy Duty Trucks	0.1
Machinery-Construction & Mining	0.1
Insurance-Mutual	0.1
Internet Telephone	0.1
Lighting Products & Systems	0.1
Vitamins & Nutrition Products	0.1
Finance-Leasing Companies	0.1
Savings & Loans/Thrifts	0.1
Footwear & Related Apparel	0.1
Commercial Services	0.1
Trucking/Leasing	0.1
Metal-Copper	0.1
Recreational Centers	0.1
Energy-Alternate Sources	0.1
Apparel Manufacturers	0.1
Brewery	0.1
Machinery-Farming	0.1
Resorts/Theme Parks	0.1
Internet Content-Information/News	0.1
Drug Delivery Systems	0.1
Publishing-Books	0.1
Computer Graphics	0.1
Diversified Minerals	0.1
Independent Power Producers	0.1
Security Services	0.1
Linen Supply & Related Items	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Publishing-Newspapers	0.1
109.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 57.5%
Advertising Services — 0.0%
Millennial Media, Inc.†	7,700	$54,439
Aerospace/Defense — 0.1%
Boeing Co.	1,491	175,192
Aerospace/Defense-Equipment — 0.4%
AAR Corp.	12,400	338,892
United Technologies Corp.	2,240	241,517
		580,409
Agricultural Chemicals — 0.6%
Monsanto Co.	7,807	814,817
Airlines — 0.5%
Alaska Air Group, Inc.	2,500	156,550
Republic Airways Holdings, Inc.†	22,000	261,800
United Continental Holdings, Inc.†	12,032	369,503
		787,853
Apparel Manufacturers — 0.1%
Ralph Lauren Corp.	513	84,506
Applications Software — 0.5%
Intuit, Inc.	7,265	481,742
Microsoft Corp.	6,275	209,020
		690,762
Athletic Footwear — 0.3%
NIKE, Inc., Class B	6,532	474,484
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	31,562	532,451
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,631	146,441
Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	907	91,961
Dana Holding Corp.	14,900	340,316
Tower International, Inc.†	2,900	57,971
		490,248
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	4,500	66,285
Banks-Commercial — 1.3%
1st Source Corp.	1,100	29,612
Bancfirst Corp.	2,500	135,175
BancorpSouth, Inc.	5,300	105,682
Banner Corp.	1,100	41,976
BBCN Bancorp, Inc.	1,800	24,768
Cathay General Bancorp	2,000	46,740
Central Pacific Financial Corp.	6,800	120,360
Chemical Financial Corp.	800	22,336
Citizens & Northern Corp.	400	7,976
City Holding Co.	1,300	56,212
CoBiz Financial, Inc.	1,700	16,422
CVB Financial Corp.	9,000	121,680
First Commonwealth Financial Corp.	14,500	110,055
First Financial Bancorp	1,300	19,721
First Interstate Bancsystem, Inc.	1,100	26,565
First Merchants Corp.	600	10,398
FNB Corp.	3,400	41,242
Guaranty Bancorp	600	8,214
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
MainSource Financial Group, Inc.	1,200	$18,228
MetroCorp Bancshares, Inc.	1,000	13,760
OFG Bancorp	5,800	93,902
OmniAmerican Bancorp, Inc.†	700	17,122
PacWest Bancorp	1,500	51,540
Regions Financial Corp.	9,915	91,813
Sierra Bancorp	500	7,865
Simmons First National Corp., Class A	1,400	43,526
Southwest Bancorp, Inc.†	4,900	72,569
StellarOne Corp.	600	13,500
Suffolk Bancorp†	3,047	53,993
Susquehanna Bancshares, Inc.	3,200	40,160
SVB Financial Group†	500	43,185
TCF Financial Corp.	5,300	75,684
UMB Financial Corp.	700	38,038
Union First Market Bankshares Corp.	8,500	198,645
Webster Financial Corp.	400	10,212
West Bancorporation, Inc.	1,600	22,080
Westamerica Bancorporation	600	29,844
Wilshire Bancorp, Inc.	3,400	27,812
		1,908,612
Banks-Fiduciary — 0.0%
State Street Corp.	454	29,850
Banks-Super Regional — 0.9%
Capital One Financial Corp.	4,104	282,109
Comerica, Inc.	2,861	112,466
Fifth Third Bancorp	6,456	116,466
PNC Financial Services Group, Inc.	1,445	104,690
SunTrust Banks, Inc.	2,673	86,659
US Bancorp	9,066	331,634
Wells Fargo & Co.	5,198	214,782
		1,248,806
Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	5,842	221,295
Monster Beverage Corp.†	3,541	185,017
PepsiCo, Inc.	3,550	282,225
		688,537
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	6,556	446,660
Broadcast Services/Program — 0.2%
Digital Generation, Inc.†	19,100	246,963
Nexstar Broadcasting Group, Inc., Class A	2,000	89,010
		335,973
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	6,300	89,838
Nortek, Inc.†	600	41,226
Stock Building Supply Holdings, Inc.†	2,400	31,536
Trex Co., Inc.†	700	34,671
		197,271
Building & Construction-Misc. — 0.0%
MasTec, Inc.†	1,000	30,300

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building Products-Cement — 0.0%
Headwaters, Inc.†	5,900	$53,041
Building-Heavy Construction — 0.0%
Orion Marine Group, Inc.†	3,400	35,394
Building-Residential/Commercial — 0.0%
WCI Communities, Inc.†	500	8,630
William Lyon Homes, Class A†	700	14,224
		22,854
Cable/Satellite TV — 0.6%
Comcast Corp., Class A	12,575	567,761
Time Warner Cable, Inc.	3,189	355,893
		923,654
Casino Hotels — 0.5%
MGM Resorts International†	24,960	510,182
Wynn Resorts, Ltd.	1,076	170,019
		680,201
Cellular Telecom — 0.2%
NTELOS Holdings Corp.	300	5,640
T-Mobile US, Inc.	13,247	344,025
		349,665
Chemicals-Diversified — 0.6%
Celanese Corp., Series A	2,676	141,266
Dow Chemical Co.	3,876	148,838
E.I. du Pont de Nemours & Co.	501	29,339
LyondellBasell Industries NV, Class A	7,720	565,336
		884,779
Chemicals-Specialty — 0.3%
Minerals Technologies, Inc.	6,700	330,779
OM Group, Inc.†	2,700	91,206
		421,985
Circuit Boards — 0.0%
TTM Technologies, Inc.†	900	8,775
Coal — 0.0%
Westmoreland Coal Co.†	300	3,954
Commercial Services — 0.1%
Intersections, Inc.	3,400	29,818
Mac-Gray Corp.	900	13,104
Providence Service Corp.†	1,800	51,642
		94,564
Commercial Services-Finance — 0.6%
EVERTEC, Inc.	700	15,547
Heartland Payment Systems, Inc.	1,500	59,580
MasterCard, Inc., Class A	926	622,994
Vantiv, Inc., Class A†	3,844	107,402
Xoom Corp.†	400	12,724
		818,247
Computer Aided Design — 0.4%
ANSYS, Inc.†	3,846	332,756
Aspen Technology, Inc.†	5,300	183,115
		515,871
Security Description	Shares	Value (Note 2)
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	2,800	$80,248
Computer Services — 0.5%
CACI International, Inc., Class A†	2,525	174,503
International Business Machines Corp.	779	144,255
Manhattan Associates, Inc.†	3,925	374,641
Unisys Corp.†	1,100	27,709
		721,108
Computer Software — 0.0%
Avid Technology, Inc.†	7,100	42,600
Computers — 1.7%
Apple, Inc.	5,022	2,394,238
Hewlett-Packard Co.	1,960	41,121
		2,435,359
Computers-Integrated Systems — 0.3%
NCR Corp.†	7,144	282,974
Teradata Corp.†	3,432	190,270
		473,244
Computers-Memory Devices — 0.2%
EMC Corp.	6,908	176,568
NetApp, Inc.	1,725	73,520
Violin Memory, Inc.†	1,500	11,025
		261,113
Consumer Products-Misc. — 0.5%
CSS Industries, Inc.	1,600	38,416
Kimberly-Clark Corp.	5,814	547,795
Prestige Brands Holdings, Inc.†	3,300	99,396
		685,607
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	11,060	467,617
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.†	15,500	132,680
Rock Tenn Co., Class A	793	80,307
		212,987
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	16,868	1,000,272
Procter & Gamble Co.	1,147	86,702
		1,086,974
Data Processing/Management — 0.2%
CSG Systems International, Inc.	5,200	130,260
Fair Isaac Corp.	1,100	60,808
Pegasystems, Inc.	3,700	147,297
		338,365
Decision Support Software — 0.0%
QAD, Inc.	800	10,912
Direct Marketing — 0.0%
Harte-Hanks, Inc.	7,200	63,576
Disposable Medical Products — 0.0%
Medical Action Industries, Inc.†	5,200	34,528
Distribution/Wholesale — 0.6%
Fastenal Co.	6,740	338,685
Owens & Minor, Inc.	3,600	124,524

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Distribution/Wholesale (continued)
United Stationers, Inc.	7,600	$330,600
WW Grainger, Inc.	217	56,791
		850,600
Diversified Banking Institutions — 1.0%
Bank of America Corp.	7,039	97,138
Citigroup, Inc.	5,739	278,399
Goldman Sachs Group, Inc.	1,980	313,256
JPMorgan Chase & Co.	11,233	580,634
Morgan Stanley	4,549	122,595
		1,392,022
Diversified Manufacturing Operations — 1.3%
Colfax Corp.†	4,706	265,842
Danaher Corp.	7,522	521,425
Dover Corp.	6,869	617,043
Eaton Corp. PLC	630	43,369
General Electric Co.	8,589	205,191
Leggett & Platt, Inc.	2,100	63,315
Park-Ohio Holdings Corp.†	600	23,052
Standex International Corp.	1,900	112,860
Tredegar Corp.	2,500	65,000
		1,917,097
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	5,600	30,408
Nektar Therapeutics†	6,100	63,745
		94,153
E-Commerce/Products — 0.7%
Amazon.com, Inc.†	1,597	499,286
eBay, Inc.†	9,520	531,121
		1,030,407
E-Commerce/Services — 0.3%
priceline.com, Inc.†	402	406,402
E-Marketing/Info — 0.0%
QuinStreet, Inc.†	6,000	56,700
Electric Products-Misc. — 0.2%
Emerson Electric Co.	3,650	236,155
Electric-Integrated — 0.5%
Dominion Resources, Inc.	645	40,300
Duke Energy Corp.	1,268	84,677
El Paso Electric Co.	2,500	83,500
NextEra Energy, Inc.	608	48,737
NorthWestern Corp.	5,200	233,584
PG&E Corp.	1,587	64,940
PNM Resources, Inc.	2,000	45,260
Portland General Electric Co.	5,000	141,150
UNS Energy Corp.	1,100	51,282
		793,430
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	5,787	220,022
Electronic Components-Misc. — 0.8%
Benchmark Electronics, Inc.†	9,500	217,455
Stoneridge, Inc.†	20,700	223,767
Security Description	Shares	Value (Note 2)
Electronic Components-Misc. (continued)
TE Connectivity, Ltd.	13,205	$683,755
Vishay Intertechnology, Inc.†	2,600	33,514
		1,158,491
Electronic Components-Semiconductors — 1.1%
Broadcom Corp., Class A	2,654	69,031
DSP Group, Inc.†	2,200	15,510
First Solar, Inc.†	1,700	68,357
Intel Corp.	4,792	109,833
International Rectifier Corp.†	8,991	222,707
LSI Corp.	17,200	134,504
Micron Technology, Inc.†	8,420	147,097
ON Semiconductor Corp.†	21,078	153,869
PLX Technology, Inc.†	32,700	196,854
PMC — Sierra, Inc.†	8,200	54,284
QLogic Corp.†	1,500	16,410
Texas Instruments, Inc.	3,438	138,448
Xilinx, Inc.	7,293	341,750
		1,668,654
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,524	427,447
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	14,276	192,726
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	7,017	217,036
Electronic Security Devices — 0.4%
Taser International, Inc.†	22,800	339,948
Tyco International, Ltd.	8,850	309,573
		649,521
Energy-Alternate Sources — 0.1%
Pattern Energy Group, Inc.†	1,000	23,400
REX American Resources Corp.†	3,000	92,220
		115,620
Engineering/R&D Services — 0.3%
EMCOR Group, Inc.	5,300	207,389
Fluor Corp.	895	63,509
KBR, Inc.	1,685	54,999
Michael Baker Corp.	800	32,376
VSE Corp.	1,200	56,340
		414,613
Enterprise Software/Service — 1.1%
Digital River, Inc.†	10,300	184,061
Informatica Corp.†	9,000	350,730
MedAssets, Inc.†	5,900	149,978
Oracle Corp.	28,209	935,693
		1,620,462
Finance-Consumer Loans — 0.4%
Nelnet, Inc., Class A	2,300	88,435
Ocwen Financial Corp.†	4,700	262,119
Portfolio Recovery Associates, Inc.†	1,600	95,904
World Acceptance Corp.†	2,100	188,832
		635,290

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Credit Card — 0.6%
American Express Co.	3,627	$273,911
Visa, Inc., Class A	2,793	533,742
		807,653
Finance-Investment Banker/Broker — 0.4%
FBR & Co.†	1,400	37,534
Investment Technology Group, Inc.†	12,800	201,216
LPL Financial Holdings, Inc.	4,760	182,356
TD Ameritrade Holding Corp.	3,831	100,295
		521,401
Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	2,600	45,266
Marlin Business Services Corp.	2,600	64,896
		110,162
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	1,100	26,158
Finance-Other Services — 0.1%
Outerwall Inc†	2,600	129,974
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	600	18,054
Food-Confectionery — 0.5%
Hershey Co.	7,329	677,932
Food-Misc./Diversified — 0.5%
B&G Foods, Inc.	1,900	65,645
Chiquita Brands International, Inc.†	3,100	39,246
McCormick & Co., Inc.	6,039	390,723
Mondelez International, Inc., Class A	5,867	184,341
Pinnacle Foods, Inc.	3,000	79,410
		759,365
Food-Retail — 0.4%
Arden Group, Inc., Class A	300	39,000
SUPERVALU, Inc.†	13,600	111,928
Whole Foods Market, Inc.	7,996	467,766
		618,694
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	3,800	126,236
Gas-Distribution — 0.2%
AGL Resources, Inc.	1,100	50,633
Laclede Group, Inc.	1,400	63,000
Piedmont Natural Gas Co., Inc.	1,500	49,320
Southwest Gas Corp.	1,100	55,000
		217,953
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	1,373	58,984
Marriott International, Inc., Class A	9,111	383,209
Starwood Hotels & Resorts Worldwide, Inc.	2,267	150,642
		592,835
Housewares — 0.0%
Lifetime Brands, Inc.	2,800	42,812
Security Description	Shares	Value (Note 2)
Human Resources — 0.4%
Barrett Business Services, Inc.	4,600	$309,626
Cross Country Healthcare, Inc.†	2,200	13,332
Monster Worldwide, Inc.†	42,132	186,223
		509,181
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	1,800	30,060
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	1,200	31,032
Instruments-Controls — 0.5%
Honeywell International, Inc.	2,336	193,981
Sensata Technologies Holding NV†	13,136	502,715
Watts Water Technologies, Inc., Class A	100	5,637
		702,333
Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co.	6,700	142,174
CNO Financial Group, Inc.	9,300	133,920
Primerica, Inc.	1,200	48,408
Prudential Financial, Inc.	2,247	175,221
		499,723
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	7,805	242,891
MetLife, Inc.	2,507	117,704
		360,595
Insurance-Property/Casualty — 0.2%
Chubb Corp.	816	72,836
Global Indemnity PLC†	500	12,730
Navigators Group, Inc.†	1,100	63,547
ProAssurance Corp.	1,900	85,614
Stewart Information Services Corp.	300	9,597
Travelers Cos., Inc.	996	84,431
		328,755
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	500	18,145
Platinum Underwriters Holdings, Ltd.	2,200	131,406
		149,551
Internet Content-Entertainment — 0.1%
Pandora Media, Inc.†	6,108	153,494
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	3,400	97,240
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	1,600	40,944
Internet Security — 0.0%
FireEye, Inc.†	800	33,224
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	10,369	133,449
RingCentral, Inc.†	400	7,208
		140,657

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Investment Management/Advisor Services — 0.2%
Artisan Partners Asset Management, Inc.	400	$20,944
Federated Investors, Inc., Class B	700	19,012
Invesco, Ltd.	3,050	97,295
T. Rowe Price Group, Inc.	2,349	168,964
		306,215
Lasers-System/Components — 0.1%
Coherent, Inc.	2,400	147,480
Newport Corp.†	3,500	54,705
		202,185
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,500	138,030
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	1,100	66,429
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,030	85,871
Hyster-Yale Materials Handling, Inc.	500	44,835
		130,706
Machinery-Farming — 0.0%
Alamo Group, Inc.	700	34,237
Machinery-General Industrial — 0.3%
Applied Industrial Technologies, Inc.	1,900	97,850
Kadant, Inc.	2,925	98,251
Roper Industries, Inc.	1,778	236,243
		432,344
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	400	22,168
Medical Information Systems — 0.1%
athenahealth, Inc.†	1,416	153,721
Medical Instruments — 0.3%
CONMED Corp.	4,600	156,354
NuVasive, Inc.†	2,100	51,429
SurModics, Inc.†	11,800	280,604
		488,387
Medical Laser Systems — 0.0%
PhotoMedex, Inc.†	1,800	28,620
Medical Products — 0.4%
Covidien PLC	2,589	157,774
Cyberonics, Inc.†	600	30,444
Greatbatch, Inc.†	3,000	102,090
Invacare Corp.	5,200	89,804
Varian Medical Systems, Inc.†	3,131	233,979
		614,091
Medical-Biomedical/Gene — 1.6%
Aegerion Pharmaceuticals, Inc.†	1,500	128,565
Alexion Pharmaceuticals, Inc.†	3,400	394,944
Alnylam Pharmaceuticals, Inc.†	2,400	153,624
Celgene Corp.†	2,807	432,081
FivePrime Therapeutics, Inc.†	2,100	27,510
Foundation Medicine, Inc.†	500	19,820
Gilead Sciences, Inc.†	11,128	699,284
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Merrimack Pharmaceuticals, Inc.†	6,200	$23,560
NPS Pharmaceuticals, Inc.†	10,987	349,496
OncoMed Pharmaceuticals, Inc.†	500	7,655
Onconova Therapeutics, Inc.†	600	15,882
Trius Therapeutics, Inc. CVR†(1)(6)	6,700	0
Vertex Pharmaceuticals, Inc.†	1,380	104,632
		2,357,053
Medical-Drugs — 2.1%
Abbott Laboratories	8,183	271,594
AbbVie, Inc.	7,002	313,199
Allergan, Inc.	2,588	234,085
Bristol-Myers Squibb Co.	5,604	259,353
ChemoCentryx, Inc.†	4,300	23,908
Chimerix, Inc.†	2,600	57,148
Eli Lilly & Co.	3,007	151,342
Jazz Pharmaceuticals PLC†	2,881	264,966
Johnson & Johnson	1,039	90,071
Medivation, Inc.†	7,207	431,988
Merck & Co., Inc.	763	36,326
Ophthotech Corp.†	500	14,855
Orexigen Therapeutics, Inc.†	9,400	57,716
Pacira Pharmaceuticals, Inc.†	2,000	96,180
Pfizer, Inc.	10,793	309,867
Repros Therapeutics, Inc.†	2,100	56,280
Sciclone Pharmaceuticals, Inc.†	8,100	41,067
Zoetis, Inc.	11,151	347,019
		3,056,964
Medical-Generic Drugs — 0.2%
Actavis PLC†	1,910	275,040
Medical-HMO — 0.4%
Aetna, Inc.	5,288	338,538
Centene Corp.†	1,200	76,752
Magellan Health Services, Inc.†	300	17,988
UnitedHealth Group, Inc.	2,824	202,226
		635,504
Medical-Hospitals — 0.1%
HCA Holdings, Inc.	2,157	92,212
Select Medical Holdings Corp.	3,800	30,666
		122,878
Medical-Outpatient/Home Medical — 0.2%
Addus HomeCare Corp.†	6,200	179,614
Amedisys, Inc.†	3,400	58,548
Gentiva Health Services, Inc.†	6,100	73,444
		311,606
Metal Processors & Fabrication — 0.6%
Ampco-Pittsburgh Corp.	300	5,376
Mueller Industries, Inc.	2,500	139,175
Precision Castparts Corp.	2,547	578,780
Worthington Industries, Inc.	5,500	189,365
		912,696
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,550	117,434

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.	1,800	$37,224
Multimedia — 1.0%
Time Warner, Inc.	1,616	106,349
Twenty-First Century Fox, Inc., Class A	19,882	666,047
Walt Disney Co.	10,430	672,631
		1,445,027
Networking Products — 0.5%
Cisco Systems, Inc.	33,152	776,420
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	1,000	16,620
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	3,431	236,567
Parker Drilling Co.†	400	2,280
		238,847
Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	3,418	317,840
Cabot Oil & Gas Corp.	256	9,554
Clayton Williams Energy, Inc.†	400	20,988
Cobalt International Energy, Inc.†	6,297	156,543
Contango Oil & Gas Co.	400	14,700
EOG Resources, Inc.	3,338	565,057
EPL Oil & Gas, Inc.†	7,600	282,036
EQT Corp.	687	60,951
Equal Energy, Ltd.	3,900	18,369
Isramco, Inc.†	100	12,395
Noble Energy, Inc.	5,007	335,519
Occidental Petroleum Corp.	2,588	242,081
PetroQuest Energy, Inc.†	4,000	16,040
Pioneer Natural Resources Co.	500	94,400
Range Resources Corp.	211	16,013
Stone Energy Corp.†	2,500	81,075
Vaalco Energy, Inc.†	2,200	12,276
W&T Offshore, Inc.	8,000	141,760
		2,397,597
Oil Companies-Integrated — 0.5%
Chevron Corp.	2,530	307,395
Exxon Mobil Corp.	2,114	181,889
Hess Corp.	2,354	182,058
Phillips 66	2,116	122,347
		793,689
Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	3,890	303,848
Oil Refining & Marketing — 0.3%
Delek US Holdings, Inc.	4,700	99,123
Marathon Petroleum Corp.	1,791	115,197
Valero Energy Corp.	6,750	230,513
Western Refining, Inc.	1,600	48,064
		492,897
Oil-Field Services — 0.7%
Cal Dive International, Inc.†	9,600	19,680
Core Laboratories NV	822	139,091
Security Description	Shares	Value (Note 2)
Oil-Field Services (continued)
Exterran Holdings, Inc.†	6,100	$168,177
Halliburton Co.	2,779	133,809
Helix Energy Solutions Group, Inc.†	4,700	119,239
Schlumberger, Ltd.	2,467	217,984
SEACOR Holdings, Inc.	2,700	244,188
		1,042,168
Paper & Related Products — 0.2%
Domtar Corp.	500	39,710
P.H. Glatfelter Co.	4,600	124,522
Resolute Forest Products, Inc.†	4,500	59,490
Xerium Technologies, Inc.†	6,600	76,494
		300,216
Pharmacy Services — 0.8%
Express Scripts Holding Co.†	13,870	856,889
Omnicare, Inc.	6,728	373,404
		1,230,293
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	1,200	41,376
Poultry — 0.0%
Sanderson Farms, Inc.	1,000	65,240
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	3,800	66,576
SunPower Corp.†	3,700	96,792
		163,368
Precious Metals — 0.0%
Coeur Mining, Inc.†	2,100	25,305
Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	21,800	100,062
Consolidated Graphics, Inc.†	900	50,454
Deluxe Corp.	2,700	112,482
Quad/Graphics, Inc.	5,700	173,052
		436,050
Publishing-Books — 0.1%
Courier Corp.	5,400	85,428
Radio — 0.0%
Entercom Communications Corp., Class A†	2,600	22,828
Real Estate Investment Trusts — 2.0%
American Tower Corp.	5,844	433,216
Anworth Mtg. Asset Corp.	9,200	44,436
Ashford Hospitality Trust, Inc.	1,000	12,340
Associated Estates Realty Corp.	400	5,964
BioMed Realty Trust, Inc.	1,100	20,449
Capstead Mortgage Corp.	10,700	125,939
CBL & Associates Properties, Inc.	2,600	49,660
CoreSite Realty Corp.	7,500	254,550
Cousins Properties, Inc.	700	7,203
CYS Investments, Inc.	3,300	26,829
DCT Industrial Trust, Inc.	5,000	35,950
DiamondRock Hospitality Co.	2,700	28,809
EastGroup Properties, Inc.	1,100	65,131
EPR Properties	1,500	73,110
Equity Lifestyle Properties, Inc.	800	27,336

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
FelCor Lodging Trust, Inc.†	1,300	$8,008
First Industrial Realty Trust, Inc.	900	14,643
Franklin Street Properties Corp.	2,300	29,302
Home Properties, Inc.	1,300	75,075
Hospitality Properties Trust	2,500	70,750
Host Hotels & Resorts, Inc.	6,556	115,844
Lexington Realty Trust	10,613	119,184
LTC Properties, Inc.	4,000	151,920
National Retail Properties, Inc.	900	28,638
Pennsylvania Real Estate Investment Trust	2,600	48,620
Post Properties, Inc.	1,300	58,526
Potlatch Corp.	4,600	182,528
PS Business Parks, Inc.	300	22,386
RAIT Financial Trust	6,000	42,480
Ramco-Gershenson Properties Trust	4,600	70,886
Redwood Trust, Inc.	7,000	137,830
Saul Centers, Inc.	1,100	50,875
Simon Property Group, Inc.	1,390	206,040
Strategic Hotels & Resorts, Inc.†	3,100	26,908
Taubman Centers, Inc.	700	47,117
Ventas, Inc.	2,563	157,624
		2,876,106
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	2,037	177,830
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	1,900	68,438
Recreational Centers — 0.1%
ClubCorp Holdings, Inc.†	1,400	21,462
Town Sports International Holdings, Inc.	7,300	94,754
		116,216
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	7,377	163,474
Rent-A-Center, Inc.	400	15,240
		178,714
Research & Development — 0.0%
PAREXEL International Corp.†	600	30,138
Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp.	2,924	98,802
Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	2,222	78,592
ANN, Inc.†	2,100	76,062
Brown Shoe Co., Inc.	3,700	86,839
Children's Place Retail Stores, Inc.†	5,100	295,086
Express, Inc.†	1,100	25,949
L Brands, Inc.	6,790	414,869
PVH Corp.	651	77,267
Stein Mart, Inc.	2,450	33,614
		1,088,278
Security Description	Shares	Value (Note 2)
Retail-Appliances — 0.1%
Conn's, Inc.†	3,125	$156,375
hhgregg, Inc.†	1,500	26,865
		183,240
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	1,256	530,949
Retail-Building Products — 0.1%
Home Depot, Inc.	886	67,203
Retail-Discount — 0.6%
Costco Wholesale Corp.	6,106	702,923
Target Corp.	2,136	136,661
Wal-Mart Stores, Inc.	1,207	89,270
		928,854
Retail-Drug Store — 0.4%
CVS Caremark Corp.	2,891	164,064
Rite Aid Corp.†	89,500	426,020
		590,084
Retail-Gardening Products — 0.2%
Tractor Supply Co.	4,508	302,802
Retail-Hair Salons — 0.0%
Regis Corp.	1,800	26,424
Retail-Hypermarkets — 0.0%
Roundy's, Inc.	3,200	27,520
Retail-Jewelry — 0.2%
Tiffany & Co.	3,280	251,314
Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	2,293	128,867
TJX Cos., Inc.	8,403	473,845
		602,712
Retail-Music Store — 0.0%
Trans World Entertainment Corp.	2,100	9,723
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	13,700	66,171
Retail-Pet Food & Supplies — 0.3%
PetMed Express, Inc.	12,800	208,512
PetSmart, Inc.	3,644	277,891
		486,403
Retail-Regional Department Stores — 0.3%
Bon-Ton Stores, Inc.	2,500	26,375
Dillard's, Inc., Class A	2,500	195,750
Macy's, Inc.	3,802	164,513
		386,638
Retail-Restaurants — 0.8%
Biglari Holdings, Inc.†	475	196,018
CEC Entertainment, Inc.	1,100	50,446
Dunkin' Brands Group, Inc.	2,641	119,532
Jack in the Box, Inc.†	300	12,000
Red Robin Gourmet Burgers, Inc.†	1,800	127,980
Sonic Corp.†	9,300	165,075
Starbucks Corp.	6,241	480,370
		1,151,421

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	3,031	$161,795
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,800	56,308
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp.	600	7,464
BankFinancial Corp.	400	3,568
Beneficial Mutual Bancorp, Inc.†	1,600	15,952
Capitol Federal Financial, Inc.	400	4,972
Home Federal Bancorp, Inc.	200	2,516
OceanFirst Financial Corp.	1,700	28,747
		63,219
Schools — 0.2%
Strayer Education, Inc.	5,800	240,816
Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	800	25,976
Semiconductor Components-Integrated Circuits — 0.5%
Aeroflex Holding Corp.†	4,600	32,384
Atmel Corp.†	44,571	331,608
Micrel, Inc.	1,700	15,487
QUALCOMM, Inc.	2,875	193,660
TriQuint Semiconductor, Inc.†	12,500	101,625
		674,764
Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	2,885	175,552
Photronics, Inc.†	7,500	58,725
Ultra Clean Holdings, Inc.†	8,494	58,694
		292,971
Software Tools — 0.3%
VMware, Inc., Class A†	4,883	395,035
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,479	108,367
United States Steel Corp.	2,575	53,019
		161,386
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	6,800	52,292
Telecom Services — 0.4%
Amdocs, Ltd.	10,406	381,276
Aviat Networks, Inc.†	3,700	9,546
Fairpoint Communications, Inc.†	2,900	27,695
Inteliquent, Inc.	11,200	108,192
		526,709
Telecommunication Equipment — 0.2%
ARRIS Group, Inc.†	3,800	64,828
Comtech Telecommunications Corp.	8,025	195,168
		259,996
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	3,722	173,669
Television — 0.3%
CBS Corp., Class B	7,633	421,036
Sinclair Broadcast Group, Inc., Class A	900	30,168
		451,204
Security Description	Shares	Value (Note 2)
Textile-Apparel — 0.0%
Unifi, Inc.†	1,900	$44,384
Therapeutics — 0.3%
Agios Pharmaceuticals, Inc.†	200	5,592
Cornerstone Therapeutics, Inc.†	2,200	20,702
Neurocrine Biosciences, Inc.†	4,800	54,336
Questcor Pharmaceuticals, Inc.	6,000	348,000
		428,630
Tobacco — 0.5%
Philip Morris International, Inc.	6,190	535,992
Universal Corp.	4,300	218,999
		754,991
Toys — 0.3%
Mattel, Inc.	8,999	376,698
Transactional Software — 0.2%
Solera Holdings, Inc.	5,091	269,161
VeriFone Systems, Inc.†	1,300	29,718
		298,879
Transport-Rail — 0.7%
Kansas City Southern	1,812	198,160
Union Pacific Corp.	5,290	821,749
		1,019,909
Transport-Services — 0.3%
FedEx Corp.	4,180	476,980
Transport-Truck — 0.3%
Arkansas Best Corp.	1,800	46,206
Celadon Group, Inc.	700	13,069
Con-way, Inc.	1,100	47,399
Heartland Express, Inc.	2,600	36,894
Saia, Inc.†	6,600	205,788
Swift Transportation Co.†	3,100	62,589
		411,945
Travel Services — 0.0%
Interval Leisure Group, Inc.	1,800	42,534
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	300	20,931
USANA Health Sciences, Inc.†	1,300	112,827
		133,758
Web Portals/ISP — 1.3%
Google, Inc., Class A†	2,165	1,896,345
Wire & Cable Products — 0.2%
Coleman Cable, Inc.	10,300	217,433
Wireless Equipment — 0.7%
InterDigital, Inc.	6,800	253,844
Motorola Solutions, Inc.	8,504	504,967
RF Micro Devices, Inc.†	5,400	30,456
Telenav, Inc.†	4,100	23,944
Ubiquiti Networks, Inc.	6,800	228,412
		1,041,623
Total Common Stock (cost $72,568,186)		84,580,962

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares/ Principal Amount(11)	Value (Note 2)
PREFERRED SECURITIES — 0.0%
Banks-Commercial — 0.0%
Zions Bancorporation FRS 6.30%	375	$8,827
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	350	6,647
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	500	2,925
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd. 5.38%	675	13,183
Telecom Services — 0.0%
Qwest Corp. 6.13%	750	15,870
Total Preferred Securities (cost $61,468)		47,452
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(2)	$14,000	12,250
Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(2)	10,000	11,000
Diversified Banking Institutions — 0.1%
BAC Capital Trust XIII FRS Series F 4.00% due 10/15/2013(2)	41,000	31,160
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(2)	19,000	16,625
JPMorgan Chase & Co. FRS Series R 6.00% due 08/01/2023(2)	21,000	19,687
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)	10,000	10,850
JPMorgan Chase Capital XXIII FRS 1.26% due 05/15/2077	5,000	3,675
		81,997
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(6)	8,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	11,000	10,175
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	10,000	9,419
Security Description	Principal Amount(11)	Value (Note 2)
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	$60,000	$68,025
ING US, Inc. FRS 5.65% due 05/15/2053	15,000	13,712
MetLife, Inc. 6.40% due 12/15/2066	16,000	16,160
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	100,000	137,812
		235,709
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	125,000	175,625
Total Preferred Securities/Capital Securities (cost $482,688)		536,176
ASSET BACKED SECURITIES — 4.5%
Diversified Financial Services — 4.5%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	80,000	81,699
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	121,185	123,011
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	46,721	47,231
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	50,527	51,363
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	160,000	168,275
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.74% due 02/10/2051(3)	90,000	100,613
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(4)	18,653	18,557
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(4)	56,455	55,487
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(4)	36,454	34,993
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	100,000	93,672

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.51% due 02/25/2036(4)	$224,907	$184,081
Bear Stearns ALT-A Trust FRS Series 2004-10, Class 1A3 1.17% due 09/25/2034(4)	17,932	17,769
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(3)	45,000	50,795
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	19,075	18,935
Capital Auto Receivables Asset Trust, Series 2013-2, Class A3 1.24% due 10/20/2017	11,000	11,031
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.39% due 07/15/2025*	250,000	247,646
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(4)	127,839	107,333
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(3)	132,385	149,107
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.00% due 12/10/2049(3)	80,000	90,067
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(3)	55,000	52,141
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(3)	105,000	101,004
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(3)	45,000	49,246
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(3)	62,042	62,485
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% due 01/25/2037(4)	131,042	103,306
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	25,000	24,938
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(4)	874	867
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	$107,361	$97,925
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(4)	5,176	4,839
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(3)	47,691	52,088
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(3)	100,000	110,711
Entergy Arkansas Restoration Funding LLC Series 2010-A, Class A1 2.30% due 08/01/2021	115,297	118,591
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(4)	197,195	177,560
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(4)	7,781	7,816
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	100,000	100,495
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(3)	105,000	116,178
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(3)	15,000	14,934
GS Mtg. Securities Corp. II Series 2013-GC10, Class A5 2.94% due 02/10/2046(3)	30,000	28,345
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	110,000	102,578
GS Mtg. Securities Corp. II Series 2013-GC12, Class A4 3.14% due 06/10/2046(3)	45,000	42,967
GS Mtg. Securities Corp. II Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(3)	90,000	90,017
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	100,000	99,027
GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(3)	100,000	108,996
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	30,000	34,007
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(3)	464,007	473,069

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(3)	$155,000	$154,863
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.74% due 03/25/2047(4)	50,766	41,491
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.78% due 01/25/2036(4)	88,712	81,761
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.79% due 04/25/2036(4)	16,928	14,015
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.82% due 04/25/2035(4)	63,068	59,446
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	4,000	4,013
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.71% due 05/25/2035(4)	109,545	93,629
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(3)	48,592	47,269
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(3)	55,000	51,695
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	100,000	100,392
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(3)	45,649	50,216
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.86% due 06/15/2038(3)	90,000	99,050
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.15% due 04/15/2041(3)	125,000	144,530
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.54% due 12/25/2034(4)	77,920	79,155
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.56% due 02/25/2035(4)	108,351	108,423
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(3)	30,000	34,880
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	84,813	76,943
MortgageIT Trust FRS Series 2005-4, Class A1 0.45% due 10/25/2035(4)	260,151	224,086
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
MortgageIT Trust FRS Series 2004-2, Class A1 0.91% due 12/25/2034(4)	$11,316	$10,812
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.60% due 08/25/2034	2,113	2,167
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% due 02/25/2037	49,706	26,574
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	115,000	117,215
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	55,000	56,140
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% due 05/25/2037	125,788	66,916
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.49% due 02/20/2047(4)	140,281	116,883
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	7,281	7,300
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(4)	12,282	12,634
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(3)	23,483	23,764
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(3)	55,000	52,727
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(3)	120,000	118,971
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	20,000	20,088
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(3)	59,155	63,324
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(3)	19,000	20,729
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(4)	211,757	212,108

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(4)	$88,980	$77,602
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.63% due 06/25/2035(4)	9,939	9,965
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.67% due 03/25/2035(4)	152,980	154,306
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(4)	12,821	12,833
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(4)	7,585	7,262
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(3)	35,000	36,139
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(3)	120,000	131,867
Total Asset Backed Securities (cost $6,591,621)		6,649,978
U.S. CORPORATE BONDS & NOTES — 10.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	11,000	10,297
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	168,000	175,980
		186,277
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	10,000	10,000
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 0.95% due 05/15/2018	15,000	14,412
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	20,000	21,400
		35,812
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	30,000	32,775
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	4,000	3,915
Security Description	Principal Amount(11)	Value (Note 2)
Aerospace/Defense-Equipment (continued)
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	$27,000	$27,143
		63,833
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 3.45% due 06/01/2023	30,000	27,804
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	145,000	153,581
Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	12,910	13,119
Continental Airlines, Inc. Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	70,000	67,725
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	22,214	23,380
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	56,034	57,362
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	68,109	76,963
		238,549
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	3,000	3,165
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	30,000	30,000
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	10,000	9,475
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	3,000	3,075
Chassix, Inc. Senior Sec. Notes 9.25% due 08/01/2018*	2,000	2,115
		5,190

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	$50,000	$52,500
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	6,000	5,924
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	16,000	15,531
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	10,000	10,334
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	19,000	19,949
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	19,000	18,841
		123,079
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	12,000	12,108
Banks-Mortgage — 0.0%
Provident Funding Associates LP/ PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	5,000	5,025
Banks-Super Regional — 0.5%
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	25,000	23,621
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	125,000	139,206
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	100,000	111,476
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	115,000	121,409
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,132
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	65,000	75,086
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	100,000	98,402
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	40,000	37,439
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	108,000	105,747
		714,518
Security Description	Principal Amount(11)	Value (Note 2)
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 2.25% due 01/07/2019	$125,000	$125,307
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	5,000	4,588
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	26,000	26,118
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	45,000	66,199
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	20,000	19,872
		112,189
Broadcast Services/Program — 0.0%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	40,000	42,000
Building & Construction Products-Misc. — 0.0%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	9,000	9,565
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,200
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/2032	20,000	19,850
Cable/Satellite TV — 0.4%
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	7,000	6,720
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	55,000	55,825
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	40,000	40,600
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	90,000	84,875
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	165,000	142,419
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	28,115

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	$85,000	$79,335
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	14,000	11,911
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	30,000	31,718
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	63,075
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	12,672
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	50,000	42,554
		599,819
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	4,000	3,680
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/2020	15,000	16,837
		20,517
Cellular Telecom — 0.1%
Cellco Partnership/ Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	100,000	101,560
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	5,000	5,012
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,750
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	2,000	2,035
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	23,450
T-Mobile USA, Inc. Senior Notes 5.25% due 09/01/2018*	10,000	10,175
		152,982
Security Description	Principal Amount(11)	Value (Note 2)
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	$6,000	$6,480
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	75,000	78,335
		84,815
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	3,000	3,390
Chemicals-Specialty — 0.0%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	5,000	4,687
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,063
		10,750
Coal — 0.0%
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	15,000	15,937
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	10,000	10,725
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,160
		30,822
Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	30,000	29,775
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	4,000	4,000
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	3,000	3,165
		7,165
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	11,000	11,649
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	20,000	24,447
		36,096
Computers — 0.1%
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	30,000	30,759

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	$140,000	$137,495
		168,254
Computers-Integrated Systems — 0.0%
Brocade Communications Systems Inc. Company Guar. Notes 4.63% due 01/15/2023*	5,000	4,613
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	4,000	4,125
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	3,000	3,011
		7,136
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	40,000	35,900
Crown Americas LLC/ Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	10,000	10,450
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	4,000	4,400
		50,750
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	3,000	3,210
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	3,000	3,375
		6,585
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.00% due 03/15/2023	10,000	10,062
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018	15,000	15,900
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	5,000	5,262
		21,162
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	8,000	8,456
Security Description	Principal Amount(11)	Value (Note 2)
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	$5,000	$5,213
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(5)	2,100	2,184
Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	110,000	124,138
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	140,000	158,667
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	110,000	124,566
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,623
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	25,000	25,114
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	75,000	72,740
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	99,445
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	37,000	33,389
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	25,000	25,942
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	25,000	27,966
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	24,000	23,897
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	50,000	57,499
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	105,000	105,676
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	32,307
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	80,000	102,179
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	68,000	67,518

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	$26,000	$28,058
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	15,000	16,523
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	80,000	88,124
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	150,000	158,067
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	45,000	51,469
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	50,761
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	39,000	40,702
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	55,000	66,455
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	4,000	3,874
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	75,000	70,754
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	140,000	126,961
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	41,939
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	31,076
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	155,000	161,369
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	130,000	129,119
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	41,000	48,036
Morgan Stanley Senior Notes 2.13% due 04/25/2018	14,000	13,645
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	34,551
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	145,000	145,076
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.50% due 07/28/2021	$11,000	$12,030
Morgan Stanley Senior Notes 5.63% due 09/23/2019	100,000	111,592
Morgan Stanley Notes 6.63% due 04/01/2018	125,000	145,120
		2,660,967
Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	21,000	21,140
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	225,000	239,788
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	113,000	128,028
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	75,000	86,058
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	87,000	96,037
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	62,000	73,954
		645,005
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	6,000	6,300
Textron, Inc. Senior Notes 4.63% due 09/21/2016	20,000	21,580
		27,880
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	28,000	27,790
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	3,000	2,604
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,805
Electric-Integrated — 0.5%
Dayton Power & Light Co. 1st Mtg. Notes 1.88% due 09/15/2016*	13,000	13,101

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	$25,000	$26,955
DPL, Inc. Senior Notes 7.25% due 10/15/2021	30,000	30,675
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	25,000	23,658
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	200,000	200,448
Edison International Senior Notes 3.75% due 09/15/2017	50,000	52,937
Entergy Corp. Senior Notes 3.63% due 09/15/2015	85,000	88,084
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	6,000	5,734
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	5,000	4,573
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	14,000	14,142
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,300
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	4,000	4,319
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,500
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	14,000	15,185
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	19,000	18,747
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	60,317
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	11,000	11,998
Southern California Edison Co. 1st Mtg. Notes 3.50% due 10/01/2023	14,000	13,980
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	11,000	10,874
Southern Co. Senior Notes 2.45% due 09/01/2018	10,000	10,097
Security Description	Principal Amount(11)	Value (Note 2)
Electric-Integrated (continued)
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	$40,000	$48,267
		666,891
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	6,000	5,730
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	24,000	25,414
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,000	2,075
Entertainment Software — 0.0%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	15,000	15,019
Finance-Auto Loans — 0.2%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	7,000	7,032
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	200,000	211,951
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,537
		224,520
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	9,000	10,277
SLM Corp. Notes 5.50% due 01/15/2019	15,000	14,854
SLM Corp. Senior Notes 6.25% due 01/25/2016	71,000	75,615
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,175
SLM Corp. Senior Notes 8.45% due 06/15/2018	10,000	11,275
		122,196
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 2.65% due 12/02/2022	200,000	183,693

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.3%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	$40,000	$47,910
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,600
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(6)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(6)	15,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	250,000	257,483
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	55,000	64,818
		372,813
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	10,000	10,425
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	7,000	6,878
		17,303
Finance-Other Services — 0.0%
Denali Borrower LLC/ Denali Finance Corp. Senior Sec. Notes 5.63% due 10/15/2020*	2,000	1,942
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	6,000	6,041
		7,983
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/ FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	3,000	3,120
Food-Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	41,000	49,729
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	15,000	17,606
		67,335
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.85% due 08/01/2023	20,000	19,698
Security Description	Principal Amount(11)	Value (Note 2)
Food-Retail (continued)
Kroger Co. Senior Notes 5.15% due 08/01/2043	$11,000	$10,766
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	4,000	3,800
		34,264
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	75,000	88,469
Home Furnishings — 0.0%
Norcraft Cos. LP/ Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,169
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	15,000	15,525
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	17,227	18,304
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	27,000	28,687
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,388
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,625
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	10,975
		68,979
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	52,000	52,267
Insurance-Life/Health — 0.1%
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	100,000	99,531
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	6,000	6,714
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	3,966
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	10,000	10,014

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	$13,000	$13,948
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	65,000	64,289
		198,462
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	90,000	94,086
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	10,000	10,184
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	115,839
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	18,000	17,962
		143,985
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 4.00% due 10/15/2023	55,000	55,644
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	4,000	4,120
		59,764
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016	14,000	14,091
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	40,000	46,500
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	20,000	21,950
		68,450
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	4,000	3,970
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	6,000	6,248
Security Description	Principal Amount(11)	Value (Note 2)
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	$11,000	$13,720
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	20,000	22,200
		35,920
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	40,000	39,439
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	10,000	9,708
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	29,760
		78,907
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	85,000	85,308
AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	9,000	8,926
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	6,000	6,180
		100,414
Medical-Generic Drugs — 0.1%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022	15,000	14,063
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	30,000	30,124
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*	5,000	4,991
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	21,000	23,962
		73,140
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 4.38% due 12/15/2020	19,000	20,152
Cigna Corp. Senior Notes 6.15% due 11/15/2036	3,000	3,446
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	50,000	48,858
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	90,000	89,212

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	$15,000	$15,007
WellPoint, Inc. Senior Notes 3.70% due 08/15/2021	100,000	100,414
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	50,000	48,705
		325,794
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	3,000	3,210
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	31,000	31,542
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,138
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	37,931
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	10,000	10,875
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	60,000	64,500
IASIS Healthcare LLC/ IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,000	3,113
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*	35,000	35,787
		192,096
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	6,000	5,850
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	10,000	10,575
Multimedia — 0.5%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	93,348
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	105,000	119,501
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	110,000	130,105
Security Description	Principal Amount(11)	Value (Note 2)
Multimedia (continued)
News America, Inc. Company Guar. Notes 4.00% due 10/01/2023*	$18,000	$18,019
News America, Inc. Company Guar. Notes 5.40% due 10/01/2043*	14,000	14,017
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	100,000	108,269
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	25,000	30,099
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	9,000	10,819
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	116,644
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	9,000	9,811
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	14,000	13,924
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	89,000	72,025
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	32,000	32,577
		769,158
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,150
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/ Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,275
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	23,000	27,610
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	5,000	5,604
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	75,000	86,132
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	5,000	4,650
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,300

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	$3,000	$3,008
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	4,906
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	25,000	25,156
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	5,000	4,575
EP Energy LLC/ Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,675
EP Energy LLC/ Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,255
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,275
Linn Energy LLC/ Linn Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2019*	5,000	4,713
Memorial Production Partners LP/ Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	5,000	4,838
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	15,000	14,512
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	10,000	10,400
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	5,000	5,013
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	3,920
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	15,000	17,292
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	9,000	9,655
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	15,000	16,054
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	8,000	8,580
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,312
Security Description	Principal Amount(11)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	$45,000	$47,250
Samson Investment Co. Company Guar. Notes 10.25% due 02/15/2020*	3,000	3,180
		342,140
Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	14,952
Hess Corp. Senior Notes 5.60% due 02/15/2041	15,000	15,421
Hess Corp. Senior Notes 7.88% due 10/01/2029	5,000	6,270
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	5,000	4,368
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	14,000	14,272
		55,283
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	8,000	8,689
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,300
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,600
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	30,000	32,250
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	16,000	15,597
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	20,000	22,381
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	40,000	46,722
		120,550
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	170,000	172,713

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 0.5%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	$7,000	$6,580
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,820
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	45,000	50,187
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	4,000	3,475
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	2,000	2,123
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	50,000	53,500
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	85,000	79,176
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	139,000	137,993
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	6,000	7,272
Genesis Energy LP/ Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,337
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	150,000	147,186
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	40,000	43,381
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	6,000	5,655
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	130,000	127,887
		672,572
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	28,000	27,650
Security Description	Principal Amount(11)	Value (Note 2)
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	$10,000	$9,925
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	47,000	46,060
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,275
		61,260
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,000	2,985
Real Estate Investment Trusts — 0.7%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	125,000	141,315
American Tower Corp. Senior Notes 3.40% due 02/15/2019	21,000	20,756
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,369
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	109,571
Duke Realty LP Senior Notes 6.75% due 03/15/2020	45,000	52,008
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,528
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,201
HCP, Inc. Senior Notes 6.00% due 01/30/2017	90,000	101,214
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	133,578
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	25,000	27,067
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	131,066
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	23,111
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	19,842
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	55,000	55,774

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	$33,000	$33,168
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	40,000	38,123
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	90,568
		1,020,259
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,800
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,608
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	90,000	91,846
		102,454
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(6)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	29,622
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,195
		32,817
Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Senior Notes 7.60% due 07/15/2037	5,000	5,019
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	30,000	33,900
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	5,000	5,525
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	20,000	21,800
		66,244
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	75,000	69,277
Security Description	Principal Amount(11)	Value (Note 2)
Retail-Auto Parts (continued)
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	$40,000	$40,876
		110,153
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	55,000	57,269
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	110,000	111,325
Retail-Drug Store — 0.1%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	121,277	141,069
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	9,349	10,100
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,496	13,488
		164,657
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	15,000	15,038
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	20,000	20,600
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	16,000	15,960
		36,560
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	3,000	2,805
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	10,000	11,050
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	8,000	8,440
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	3,000	3,262
		22,752
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	15,000	15,863

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	$12,000	$12,650
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	25,000	28,977
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	15,000	17,446
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	4,000	4,116
		63,189
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	8,000	7,448
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	6,000	5,236
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	6,205
		18,889
Security Services — 0.1%
ADT Corp. Senior Notes 2.25% due 07/15/2017	22,000	21,010
ADT Corp. Senior Notes 3.50% due 07/15/2022	17,000	14,372
ADT Corp. Senior Notes 6.25% due 10/15/2021*	31,000	31,465
		66,847
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021*	2,000	1,975
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	18,000	19,395
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	4,000	3,910
Steel-Producers — 0.1%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	3,000	3,270
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	100,000	98,532
Security Description	Principal Amount(11)	Value (Note 2)
Steel-Producers (continued)
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	$14,000	$13,123
Nucor Corp. Senior Notes 4.00% due 08/01/2023	12,000	11,744
		126,669
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,438
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	12,000	13,088
Qwest Corp. Senior Notes 7.50% due 10/01/2014	20,000	21,192
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020	5,000	4,962
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	85,000	84,641
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	200,000	203,748
		327,631
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	4,000	4,419
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	9,000	9,668
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	5,000	5,288
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	40,000	45,400
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	6,000	6,630
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,290
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	102,000	107,477
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	91,000	97,533
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	14,000	15,547

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	$343,000	$387,225
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	105,000	129,120
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	75,000	83,625
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	5,000	5,375
		899,597
Television — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	80,000	102,267
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	3,000	2,828
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	49,000	64,779
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	15,000	18,187
		82,966
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.90% due 03/30/2023	25,000	24,176
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	11,000	11,947
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	5,000	5,406
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	95,000	96,761
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	4,997
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	20,000	20,934
		122,692
Security Description	Principal Amount(11)	Value (Note 2)
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	$5,000	$4,725
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	5,000	5,150
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,312
Total U.S. Corporate Bonds & Notes (cost $15,569,868)		15,862,684
FOREIGN CORPORATE BONDS & NOTES — 1.9%
Aerospace/Defense-Equipment — 0.0%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	9,000	8,291
Banks-Commercial — 0.3%
Abbey National Treasury Services PLC Bank Guar. Notes 3.05% due 08/23/2018	9,000	9,143
Bank of Montreal Senior Notes 1.45% due 04/09/2018	16,000	15,636
Bank of Nova Scotia Senior Notes 1.38% due 07/15/2016	12,000	12,082
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	111,080
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	90,000	98,514
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*	225,000	226,062
		472,517
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 5.45% due 10/01/2043	15,000	14,864
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	2,000	2,005
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023*	28,000	26,950
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	35,000	38,850
		65,800

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	$5,000	$4,850
Diversified Banking Institutions — 0.3%
BNP Paribas Company Guar. Notes 5.00% due 01/15/2021	25,000	27,045
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	40,000	40,540
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	170,000	187,261
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	117,850
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	66,000	67,416
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	40,297
		480,409
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	10,000	11,225
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	10,000	11,300
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	9,000	8,971
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	20,000	19,862
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	6,000	6,023
		57,381
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 2.05% due 09/30/2018	7,000	7,010
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	15,000	15,115
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 09/30/2043	22,000	22,407
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	6,000	6,000
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	24,000	22,305
		72,837
Security Description	Principal Amount(11)	Value (Note 2)
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	$5,000	$4,750
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,172
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	8,000	8,220
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	10,950
Medical Products — 0.0%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	8,000	7,871
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	11,000	10,459
		18,330
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	125,000	134,100
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	15,000	16,674
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	7,000	7,432
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	6,000	6,742
		164,948
Oil Companies-Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	19,000	23,686
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	184,000
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	15,000	16,050
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	10,000	9,800
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	30,000	36,818
		270,354

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	$32,000	$32,274
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	18,000	18,527
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	21,000	19,180
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	65,000	65,515
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	200,000	197,820
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019	35,000	32,915
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021	70,000	70,321
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	60,000	58,021
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	11,000	11,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	65,000	59,010
Shell International Finance BV Company Guar. Notes 3.63% due 08/21/2042	13,000	11,357
		575,940
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000	3,930
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	3,000	3,105
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	192,682
Telecom Services — 0.0%
Vivendi SA Senior Notes 2.40% due 04/10/2015*	21,000	21,425
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	75,000	103,927
Security Description	Principal Amount(11)		Value (Note 2)
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		$20,000	$19,000
Tobacco — 0.1%
Imperial Tobacco Finance PLC Company Guar. Notes 3.50% due 02/11/2023*		200,000	188,494
Transport-Rail — 0.0%
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023*		20,000	18,391
Total Foreign Corporate Bonds & Notes (cost $2,829,076)			2,786,572
FOREIGN GOVERNMENT AGENCIES — 0.7%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		12,000	12,018
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		3,000	3,124
Sovereign — 0.7%
Bolivarian Republic of Venezuela Senior Notes 7.00% due 03/31/2038		2,000	1,305
Bolivarian Republic of Venezuela Senior Notes 9.25% due 05/07/2028		5,000	3,925
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2021	BRL	1,140,000	488,823
Dominican Republic Senior Notes 9.04% due 01/23/2018		4,918	5,349
Federal Republic of Brazil Senior Notes 7.13% due 01/20/2037		12,000	14,100
Federal Republic of Brazil Notes 7.88% due 03/07/2015		4,000	4,370
Federal Republic of Brazil Notes 8.25% due 01/20/2034		5,000	6,512
Federal Republic of Brazil Notes 11.00% due 08/17/2040		5,000	5,845
Federal Republic of Brazil Senior Notes 12.25% due 03/06/2030		2,000	3,345
Government of Belize Senior Notes 5.00% due 02/20/2038(5)		5,000	3,000

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Government of Canada Senior Notes 0.88% due 02/14/2017	$12,000	$11,993
Government of Romania Senior Notes 4.38% due 08/22/2023	14,000	13,387
Government of Romania Senior Notes 6.75% due 02/07/2022	8,000	9,122
Lebanese Republic Notes 4.00% due 12/31/2017	1,800	1,737
Lebanese Republic Senior Notes 5.45% due 11/28/2019	4,000	3,770
Lebanese Republic Bonds 6.10% due 10/04/2022	11,000	10,395
Lebanese Republic Notes 6.38% due 03/09/2020	3,000	2,963
Lebanese Republic Senior Notes 6.75% due 11/29/2027	7,000	6,739
Lebanese Republic Senior Notes 8.25% due 04/12/2021	1,000	1,079
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024	1,000	1,015
Republic of Bulgaria Bonds 8.25% due 01/15/2015	12,000	13,091
Republic of Colombia Senior Notes 8.13% due 05/21/2024	7,000	9,039
Republic of Colombia Senior Notes 8.25% due 12/22/2014	15,000	16,200
Republic of Colombia Senior Notes 11.75% due 02/25/2020	6,000	8,655
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	7,000	6,632
Republic of El Salvador Senior Notes 7.65% due 06/15/2035	10,000	10,150
Republic of Hungary Senior Notes 4.13% due 02/19/2018	2,000	1,980
Republic of Hungary Senior Notes 5.38% due 02/21/2023	12,000	11,670
Republic of Hungary Senior Notes 6.25% due 01/29/2020	5,000	5,337
Security Description	Principal Amount(11)	Value (Note 2)
Sovereign (continued)
Republic of Hungary Senior Notes 7.63% due 03/29/2041	$10,000	$10,700
Republic of Indonesia Senior Notes 7.25% due 04/20/2015	5,000	5,369
Republic of Panama Senior Notes 7.25% due 03/15/2015	3,000	3,255
Republic of Peru Senior Notes 8.38% due 05/03/2016	5,000	5,775
Republic of Poland Senior Notes 3.00% due 03/17/2023	14,000	12,824
Republic of Poland Senior Notes 3.88% due 07/16/2015	11,000	11,537
Republic of Poland Senior Notes 5.00% due 10/19/2015	1,000	1,077
Republic of Poland Senior Notes 5.13% due 04/21/2021	5,000	5,437
Republic of the Philippines Senior Notes 9.38% due 01/18/2017	4,000	4,905
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	11,000	16,335
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	3,000	3,967
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	8,000	12,120
Republic of Turkey Senior Notes 6.88% due 03/17/2036	9,000	9,565
Republic of Turkey Senior Notes 7.00% due 06/05/2020	2,000	2,261
Republic of Turkey Notes 7.25% due 03/05/2038	3,000	3,336
Republic of Turkey Senior Notes 7.38% due 02/05/2025	11,000	12,419
Republic of Turkey Senior Notes 8.00% due 02/14/2034	5,000	5,932
Republic of Turkey Senior Notes 11.88% due 01/15/2030	2,000	3,165
Republic of Venezuela Bonds 7.65% due 04/21/2025	2,000	1,440

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Venezuela Senior Bonds 9.38% due 01/13/2034	$4,000	$3,160
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	1,000	923
Republic of Venezuela Senior Notes 11.95% due 08/05/2031	10,000	9,225
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	3,000	2,988
Russian Federation Senior Notes 7.50% due 03/31/2030(5)	27,170	32,019
United Mexican States Senior Notes 4.00% due 10/02/2023	16,000	15,900
United Mexican States Senior Notes 4.75% due 03/08/2044	82,000	74,210
United Mexican States Senior Notes 5.75% due 10/12/2110	6,000	5,640
United Mexican States Senior Notes 6.63% due 03/03/2015	1,000	1,079
		958,091
Total Foreign Government Agencies (cost $1,061,942)		973,233
MUNICIPAL BONDS & NOTES — 0.4%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	65,257
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	20,000	20,818
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	13,000	11,253
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	10,000	8,452
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000	13,317
Security Description	Principal Amount(11)	Value (Note 2)
Municipal Bonds (continued)
State of California General Obligation Bonds 6.20% due 10/01/2019	$75,000	$88,228
State of California General Obligation Bonds 6.51% due 04/01/2039	35,000	37,271
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	78,090
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	59,982
University of California Revenue Bonds 4.60% due 05/15/2031	75,000	75,095
University of California Revenue Bonds 5.00% due 05/15/2038	55,000	57,960
Total Municipal Bonds & Notes (cost $481,081)		515,723
U.S. GOVERNMENT AGENCIES — 13.0%
Federal Home Loan Mtg. Corp. — 0.5%
2.50% due 01/01/2028	11,106	11,188
3.00% due 08/01/2027	17,836	18,449
3.00% due 10/01/2042	24,526	23,910
3.00% due 11/01/2042	18,086	17,618
3.00% due 02/01/2043	73,227	71,337
3.00% due 08/01/2043	99,704	97,136
3.50% due 03/01/2042	12,347	12,541
4.00% due 05/01/2040	46,660	48,899
4.50% due 01/01/2039	4,678	4,970
5.00% due 05/01/2020	209,175	221,687
5.00% due 05/01/2034	44,331	48,351
5.00% due 07/01/2038	39,499	42,498
5.50% due 07/01/2034	11,793	12,845
5.50% due 05/01/2037	8,258	8,930
5.50% due 09/01/2037	15,669	16,945
5.50% due 04/01/2038	2,742	2,965
5.50% due 06/01/2041	6,981	7,549
6.00% due 08/01/2026	50,561	55,217
6.50% due 05/01/2029	3,090	3,442
6.50% due 03/01/2036	12,304	13,773
6.50% due 05/01/2036	752	832
7.50% due 08/01/2023	332	371
7.50% due 08/01/2025	1,664	1,686
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/2023(4)	12,039	13,416
Series 1226, Class Z 7.75% due 03/15/2022(4)	905	984
		757,539
Federal National Mtg. Assoc. — 10.1%
2.50% due 03/01/2028	23,948	24,119
2.50% due October 30 TBA	300,000	278,719
3.00% due 12/01/2027	23,905	24,794

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.00% due 01/01/2028	$28,737	$29,806
3.00% due 06/01/2042	12,739	12,456
3.00% due 12/01/2042	8,687	8,494
3.00% due October 30 TBA	2,025,000	1,978,172
3.50% due 09/01/2026	24,375	25,745
3.50% due October 15 TBA	100,000	105,516
3.50% due 12/01/2041	58,701	59,802
3.50% due 04/01/2042	43,511	44,326
3.50% due 05/01/2042	25,391	25,867
3.50% due October 30 TBA	6,700,000	6,820,391
4.00% due 08/01/2026	19,981	21,208
4.00% due October 15 TBA	25,000	26,523
4.00% due 11/01/2040	29,026	30,466
4.00% due 12/01/2040	73,517	77,143
4.00% due October 30 TBA	400,000	419,562
4.00% due 11/01/2041	10,700	11,229
4.00% due 01/01/2042	27,530	28,882
4.50% due 01/01/2039	9,930	10,596
4.50% due 06/01/2039	421,045	452,030
4.50% due November 30 TBA	100,000	106,500
4.83% due 01/01/2015	273,102	278,548
4.85% due 11/01/2015	568,072	602,757
5.00% due 03/01/2018	6,254	6,656
5.00% due 06/01/2019	2,608	2,776
5.00% due 02/01/2020	11,796	12,602
5.00% due 05/01/2035	8,564	9,351
5.00% due 07/01/2040	133,698	145,172
5.00% due November 30 TBA	1,400,000	1,514,188
5.50% due 05/01/2020	35,079	36,955
5.50% due 06/01/2020	85,130	92,119
5.50% due 12/01/2029	7,245	7,918
5.50% due 06/01/2035	472,442	515,889
5.50% due 06/01/2036	171,955	187,795
5.50% due 06/01/2038	35,573	38,760
6.00% due 06/01/2017	5,238	5,544
6.00% due 06/01/2021	111,778	121,659
6.00% due 12/01/2033	21,897	24,233
6.00% due 05/01/2034	15,859	17,568
6.00% due 07/01/2034	3,911	4,326
6.00% due 11/01/2038	7,355	8,027
6.00% due October 30 TBA	500,000	546,875
6.50% due 09/01/2032	31,212	34,511
6.50% due 07/01/2036	7,333	8,108
7.00% due 06/01/2037	53,558	60,470
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	15,926	15,832
		14,920,985
Government National Mtg. Assoc. — 2.4%
4.00% due 07/15/2041	64,610	68,706
4.00% due 08/15/2041	25,365	26,979
4.00% due 10/15/2041	58,199	61,497
4.00% due October 30 TBA	1,300,000	1,371,094
4.50% due 06/15/2041	1,700,047	1,838,676
Security Description	Principal Amount(11)	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.00% due 11/15/2028	$46,916	$53,294
7.00% due 07/15/2033	19,716	23,130
8.50% due 11/15/2017	640	678
9.00% due 11/15/2021	302	331
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/15/2035(4)	1,640	1,900
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	10,278	12,016
		3,458,301
Sovereign Agency — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	10,000	10,010
3.50% due 12/15/2042	23,000	18,736
		28,746
Total U.S. Government Agencies (cost $18,727,829)		19,165,571
U.S. GOVERNMENT TREASURIES — 7.7%
United States Treasury Bonds — 1.0%
2.75% due 11/15/2042	28,000	23,174
3.13% due 11/15/2041	111,000	100,091
3.13% due 02/15/2043	19,400	17,381
4.38% due 02/15/2038	375,000	424,629
4.38% due 11/15/2039(7)	629,200	712,373
4.75% due 02/15/2041	206,000	246,846
5.25% due 11/15/2028	18,000	22,505
		1,546,999
United States Treasury Notes — 6.7%
0.13% due 04/15/2018 TIPS(8)	159,662	164,477
0.25% due 11/30/2013(7)	65,000	65,020
0.25% due 07/31/2015	1,860,000	1,858,620
0.38% due 04/15/2015	25,000	25,054
0.38% due 08/31/2015	500,000	500,586
0.63% due 08/15/2016	3,010,000	3,011,881
0.63% due 08/31/2017	163,000	160,466
0.63% due 09/30/2017	21,000	20,641
0.88% due 04/30/2017	745,000	744,360
1.00% due 08/31/2016	100,000	101,063
1.00% due 10/31/2016	50,000	50,465
1.00% due 03/31/2017	73,000	73,336
1.00% due 05/31/2018	6,000	5,923
1.13% due 05/31/2019	10,000	9,726
1.25% due 10/31/2015	27,000	27,500
1.38% due 06/30/2018	5,000	5,013
1.38% due 07/31/2018	630,000	631,132
1.50% due 08/31/2018	707,000	711,695
1.63% due 08/15/2022	92,000	85,704
1.75% due 05/15/2022	18,000	17,048
1.75% due 05/15/2023	210,000	194,595
2.00% due 01/31/2016	735,000	761,988
2.00% due 04/30/2016	490,000	508,949
2.13% due 05/31/2015	12,000	12,371

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares/ Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 6.7%
2.50% due 08/15/2023	$43,000	$42,563
2.75% due 12/31/2017	15,000	16,003
		9,806,179
Total U.S. Government Treasuries (cost $11,295,508)		11,353,178
WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(1)(6)(9) (strike price $500.00)	2	620
ION Media Networks, Inc. Expires 12/18/2016(1)(6)(9) (strike price $687.00)	2	250
Total Warrants (cost $0)		870
Total Long-Term Investment Securities (cost $129,669,267)		142,472,399
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Commercial Paper — 0.4%
Societe Generale North America 0.01% due 10/01/2013	$600,000	600,000
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/2013	408,000	408,000
Total Short-Term Investment Securities (cost $1,008,000)		1,008,000
REPURCHASE AGREEMENTS — 11.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $245,000 collateralized by $250,000 of United States Treasury Notes, bearing interest at 1.75% due 03/31/2014 and having an approximate value of $252,090	245,000	245,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $1,265,000 collateralized by $1,420,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,291,494	1,265,000	1,265,000
Security Description	Principal Amount(11)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Bank of America Securities LLC Joint Repurchase Agreement(10)	$4,250,000	$4,250,000
Barclays Capital PLC Joint Repurchase Agreement(10)	2,470,000	2,470,000
BNP Paribas SA Joint Repurchase Agreement(10)	2,470,000	2,470,000
Deutsche Bank AG Joint Repurchase Agreement(10)	1,645,000	1,645,000
UBS Securities LLC Joint Repurchase Agreement(10)	4,790,000	4,790,000
Total Repurchase Agreements (cost $17,135,000)		17,135,000
TOTAL INVESTMENTS (cost $147,812,267)(12)	109.2%	160,615,399
Liabilities in excess of other assets	(9.2)	(13,530,994)
NET ASSETS	100.0%	$147,084,405

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $4,615,959 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Commercial Mortgage Backed Security

(4)  Collateralized Mortgage Obligation

(5)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(6)  Illiquid security. At September 30, 2013, the aggregate value of these securities was $873 representing 0.0% of net assets.

(7)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(8)  Principal amount of security is adjusted for inflation.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

(9)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2013, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/2016 (strike price $500.00) Warrants	3/1/11	2	$—	$620	$310	0.00%
ION Media Networks, Inc. Expries 12/18/2016 (strike price $687.00) Warrants	11/11/10	2	$—	250	125	0.00
				$870		0.00%

(10)  See Note 2 for details of Joint Repurchase Agreements.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CVR — Contingent Value Rights

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
3	Long	Australian 10YR Bonds	December 2013	$327,942	$329,168	$1,226
4	Long	Russell 2000 Mini Index	December 2013	424,298	428,560	4,262
5	Long	U.S. Treasury 2YR Notes	December 2013	1,098,516	1,101,328	2,812
19	Long	U.S. Treasury 5YR Notes	December 2013	2,273,018	2,299,891	26,873
9	Long	U.S. Treasury 10YR Notes	December 2013	1,120,969	1,137,516	16,547
16	Short	U.S. Long Bonds	December 2013	2,088,875	2,134,000	(45,125)
2	Long	U.S. Ultra Bonds	December 2013	278,355	284,188	5,833
						$12,428

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	BRL	855,000	USD	383,408	10/02/2013	$—	$(2,370)
	BRL	855,000	USD	379,755	11/04/2013	—	(3,018)
	USD	382,550	BRL	855,000	10/02/2013	3,228	—
						3,228	(5,388)
UBS AG	BRL	855,000	USD	358,310	10/02/2013	—	(27,468)
Net Unrealized Appreciation (Depreciation)						$3,228	$(32,856)

BRL — Brazilian Real

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$2,357,053	$—	$0	$2,357,053
Other Industries*	82,223,909	—	—	82,223,909
Preferred Securities	47,452	—	—	47,452
Preferred Securities/Capital Securities	—	536,176	—	536,176
Asset Backed Securities	—	6,649,978	—	6,649,978
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	15,862,684	—	15,862,684
Foreign Corporate Bonds & Notes:	—	2,786,572	—	2,786,572
Foreign Government Agencies	—	973,233	—	973,233
Municipal Bond & Notes	—	515,723	—	515,723
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	14,920,985	—	14,920,985
Other Government Agencies*	—	4,244,586	—	4,244,586
U.S. Government Treasuries:
Unites States Treasury Bonds	—	1,546,999	—	1,546,999
Unites States Treasury Notes	—	9,806,179	—	9,806,179
Warrants	—	—	870	870
Short-Term Investment Securities:
Commercial Paper	—	600,000	—	600,000
Time Deposits	—	408,000	—	408,000
Repurchase Agreements	—	17,135,000	—	17,135,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	57,553	—	—	57,553
Open Forward Foreign Currency Contracts - Appreciation	—	3,228	—	3,228
Total	$84,685,967	$75,989,343	$870	$160,676,180
Liabilities:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$45,125	$—	$—	$45,125
Open Forward Foreign Currency Contracts - Depreciation	—	32,856	—	32,856
Total	$45,125	$32,856	$—	$77,981

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	16.4%
Repurchase Agreements	15.1
United States Treasury Notes	11.0
Diversified Financial Services	8.3
Diversified Banking Institutions	4.3
Government National Mtg. Assoc.	4.1
United States Treasury Bonds	2.0
Oil Companies-Exploration & Production	1.9
Medical-Drugs	1.6
Banks-Super Regional	1.6
Real Estate Investment Trusts	1.6
Multimedia	1.6
Computers	1.6
Oil Companies-Integrated	1.4
Sovereign	1.3
Telephone-Integrated	1.2
Federal Home Loan Mtg. Corp.	1.1
Banks-Commercial	1.1
Electric-Integrated	1.1
Diversified Manufacturing Operations	1.1
Cable/Satellite TV	1.0
Web Portals/ISP	1.0
Medical-Biomedical/Gene	1.0
Pharmacy Services	0.8
Pipelines	0.7
Electronic Components-Semiconductors	0.7
Enterprise Software/Service	0.7
Medical-HMO	0.6
Chemicals-Diversified	0.6
Insurance-Multi-line	0.6
Beverages-Non-alcoholic	0.6
Finance-Investment Banker/Broker	0.6
Cosmetics & Toiletries	0.6
Finance-Credit Card	0.6
Municipal Bonds	0.6
Telecom Services	0.6
Tobacco	0.6
Transport-Rail	0.5
E-Commerce/Products	0.5
Retail-Discount	0.5
Semiconductor Components-Integrated Circuits	0.5
Agricultural Chemicals	0.4
Casino Hotels	0.4
Networking Products	0.4
Airlines	0.4
Retail-Apparel/Shoe	0.4
Food-Misc./Diversified	0.4
Instruments-Controls	0.4
Insurance-Life/Health	0.3
Applications Software	0.3
Commercial Services-Finance	0.3
Oil-Field Services	0.3
Cellular Telecom	0.3
Hotels/Motels	0.3
Retail-Auto Parts	0.3
Television	0.3
Retail-Drug Store	0.3
Auto-Cars/Light Trucks	0.3
Insurance-Property/Casualty	0.3
Medical Products	0.3
Computers-Integrated Systems	0.3%
Electronic Components-Misc.	0.3
Food-Confectionery	0.3
Oil & Gas Drilling	0.3
Aerospace/Defense-Equipment	0.3
Metal Processors & Fabrication	0.3
Computers-Memory Devices	0.3
Containers-Metal/Glass	0.3
Computer Services	0.3
Steel-Producers	0.3
Medical-Hospitals	0.3
Finance-Auto Loans	0.3
Retail-Restaurants	0.2
Consumer Products-Misc.	0.2
Retail-Major Department Stores	0.2
Food-Retail	0.2
Wireless Equipment	0.2
Medical-Generic Drugs	0.2
Investment Management/Advisor Services	0.2
Transport-Services	0.2
E-Commerce/Services	0.2
Oil Refining & Marketing	0.2
Software Tools	0.2
Beverages-Wine/Spirits	0.2
Athletic Footwear	0.2
Distribution/Wholesale	0.2
Advertising Agencies	0.2
Electronic Connectors	0.2
Commercial Paper	0.2
Insurance-Mutual	0.2
Electric Products-Misc.	0.2
Retail-Building Products	0.2
Aerospace/Defense	0.2
Agricultural Operations	0.2
Toys	0.2
Paper & Related Products	0.2
Real Estate Operations & Development	0.2
Finance-Consumer Loans	0.2
Rental Auto/Equipment	0.1
Computer Aided Design	0.1
Electronic Security Devices	0.1
Oil Field Machinery & Equipment	0.1
Brewery	0.1
Retail-Regional Department Stores	0.1
Retail-Gardening Products	0.1
Retail-Sporting Goods	0.1
Diversified Minerals	0.1
Trucking/Leasing	0.1
Retail-Pet Food & Supplies	0.1
Retail-Jewelry	0.1
Transactional Software	0.1
Internet Content-Entertainment	0.1
Auto-Heavy Duty Trucks	0.1
Savings & Loans/Thrifts	0.1
Machinery-General Industrial	0.1
Security Services	0.1
Electric-Transmission	0.1
Electronic Measurement Instruments	0.1
Apparel Manufacturers	0.1
Engineering/R&D Services	0.1

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited) (continued)

Industry Allocation*
Gas-Distribution	0.1%
Real Estate Management/Services	0.1
Metal-Copper	0.1
Electronic Design Automation	0.1
Machinery-Construction & Mining	0.1
Semiconductor Equipment	0.1
Auto/Truck Parts & Equipment-Original	0.1
Publishing-Newspapers	0.1
Containers-Paper/Plastic	0.1
Medical Information Systems	0.1
Machinery-Farming	0.1
Independent Power Producers	0.1
Insurance Brokers	0.1
Human Resources	0.1
Building Products-Wood	0.1
Sovereign Agency	0.1
Retail-Automobile	0.1
Broadcast Services/Program	0.1
Retail-Propane Distribution	0.1
Electronics-Military	0.1
Transport-Equipment & Leasing	0.1
Regional Authority	0.1
112.9%
Credit Quality†#
Aaa	57.6%
Aa	2.0
A	8.1
Baa	21.1
Ba	3.9
B	2.0
Caa	1.7
Ca	0.1
Not Rated@	3.5
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 31.5%
Aerospace/Defense — 0.1%
Boeing Co.	1,160	$136,300
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	1,952	210,465
Agricultural Chemicals — 0.4%
Monsanto Co.	4,679	488,347
Airlines — 0.2%
United Continental Holdings, Inc.†	5,957	182,939
Apparel Manufacturers — 0.1%
Ralph Lauren Corp.	438	72,152
Applications Software — 0.3%
Intuit, Inc.	3,241	214,911
Microsoft Corp.	5,372	178,941
		393,852
Athletic Footwear — 0.2%
NIKE, Inc., Class B	3,052	221,697
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	19,542	329,674
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,340	130,244
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.	780	79,084
Banks-Commercial — 0.1%
Regions Financial Corp.	8,423	77,997
Banks-Fiduciary — 0.0%
State Street Corp.	412	27,089
Banks-Super Regional — 0.9%
Capital One Financial Corp.	3,316	227,942
Comerica, Inc.	2,455	96,506
Fifth Third Bancorp	5,594	100,916
PNC Financial Services Group, Inc.	1,184	85,781
SunTrust Banks, Inc.	2,411	78,164
US Bancorp	5,858	214,286
Wells Fargo & Co.	4,460	184,287
		987,882
Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	5,006	189,628
Monster Beverage Corp.†	1,989	103,925
PepsiCo, Inc.	2,790	221,805
		515,358
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	3,229	219,992
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	6,221	280,878
Time Warner Cable, Inc.	1,588	177,221
		458,099
Casino Hotels — 0.4%
MGM Resorts International†	15,732	321,562
Wynn Resorts, Ltd.	895	141,419
		462,981
Security Description	Shares	Value (Note 2)
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	6,530	$169,584
Chemicals-Diversified — 0.5%
Celanese Corp., Series A	2,179	115,030
Dow Chemical Co.	3,373	129,523
E.I. du Pont de Nemours & Co.	440	25,766
LyondellBasell Industries NV, Class A	4,377	320,528
		590,847
Commercial Services-Finance — 0.3%
MasterCard, Inc., Class A	456	306,788
Vantiv, Inc., Class A†	2,251	62,893
		369,681
Computer Aided Design — 0.1%
ANSYS, Inc.†	1,905	164,821
Computer Services — 0.1%
International Business Machines Corp.	664	122,959
Computers — 1.4%
Apple, Inc.	3,225	1,537,519
Hewlett-Packard Co.	1,685	35,351
		1,572,870
Computers-Integrated Systems — 0.3%
NCR Corp.†	6,120	242,413
Teradata Corp.†	1,700	94,248
		336,661
Computers-Memory Devices — 0.2%
EMC Corp.	5,877	150,216
NetApp, Inc.	1,470	62,651
		212,867
Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	2,851	268,621
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	5,702	241,081
Containers-Paper/Plastic — 0.1%
Rock Tenn Co., Class A	676	68,458
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	9,412	558,132
Procter & Gamble Co.	945	71,432
		629,564
Distribution/Wholesale — 0.2%
Fastenal Co.	3,333	167,483
WW Grainger, Inc.	186	48,678
		216,161
Diversified Banking Institutions — 1.0%
Bank of America Corp.	5,992	82,690
Citigroup, Inc.	4,886	237,020
Goldman Sachs Group, Inc.	1,697	268,482
JPMorgan Chase & Co.	8,422	435,333
Morgan Stanley	4,136	111,465
		1,134,990
Diversified Manufacturing Operations — 0.9%
Colfax Corp.†	2,309	130,436
Danaher Corp.	3,909	270,972

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Dover Corp.	4,151	$372,884
Eaton Corp. PLC	471	32,424
General Electric Co.	7,424	177,359
		984,075
E-Commerce/Products — 0.5%
Amazon.com, Inc.†	795	248,549
eBay, Inc.†	5,048	281,628
		530,177
E-Commerce/Services — 0.2%
priceline.com, Inc.†	199	201,179
Electric Products-Misc. — 0.2%
Emerson Electric Co.	2,940	190,218
Electric-Integrated — 0.2%
Dominion Resources, Inc.	545	34,052
Duke Energy Corp.	1,096	73,191
NextEra Energy, Inc.	516	41,362
PG&E Corp.	1,277	52,255
		200,860
Electric-Transmission — 0.1%
Brookfield Infrastructure Partners LP	2,866	108,965
Electronic Components-Misc. — 0.3%
TE Connectivity, Ltd.	6,482	335,638
Electronic Components-Semiconductors — 0.7%
Broadcom Corp., Class A	2,258	58,731
Intel Corp.	4,115	94,316
International Rectifier Corp.†	4,453	110,301
Micron Technology, Inc.†	7,181	125,452
ON Semiconductor Corp.†	10,438	76,197
Texas Instruments, Inc.	2,940	118,394
Xilinx, Inc.	3,612	169,258
		752,649
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,708	209,545
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	7,070	95,445
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	3,475	107,482
Electronic Security Devices — 0.1%
Tyco International, Ltd.	4,384	153,352
Engineering/R&D Services — 0.1%
Fluor Corp.	764	54,213
KBR, Inc.	1,437	46,904
		101,117
Enterprise Software/Service — 0.7%
Informatica Corp.†	5,353	208,607
Oracle Corp.	16,025	531,549
		740,156
Finance-Credit Card — 0.4%
American Express Co.	1,796	135,634
Visa, Inc., Class A	1,383	264,291
		399,925
Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker — 0.2%
LPL Financial Holdings, Inc.	2,357	$90,297
TD Ameritrade Holding Corp.	3,314	86,760
		177,057
Food-Confectionery — 0.3%
Hershey Co.	3,640	336,700
Food-Misc./Diversified — 0.3%
McCormick & Co., Inc.	2,822	182,583
Mondelez International, Inc., Class A	5,014	157,540
		340,123
Food-Retail — 0.2%
Whole Foods Market, Inc.	3,909	228,676
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	1,082	46,483
Marriott International, Inc., Class A	4,258	179,092
Starwood Hotels & Resorts Worldwide, Inc.	1,963	130,441
		356,016
Human Resources — 0.1%
Monster Worldwide, Inc.†	15,412	68,121
Instruments-Controls — 0.4%
Honeywell International, Inc.	2,067	171,644
Sensata Technologies Holding NV†	6,505	248,946
		420,590
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	2,067	161,185
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	6,703	208,597
MetLife, Inc.	2,110	99,065
		307,662
Insurance-Property/Casualty — 0.1%
Chubb Corp.	708	63,196
Travelers Cos., Inc.	873	74,004
		137,200
Internet Content-Entertainment — 0.1%
Pandora Media, Inc.†	5,249	131,907
Investment Management/Advisor Services — 0.1%
Invesco, Ltd.	2,597	82,844
T. Rowe Price Group, Inc.	1,164	83,727
		166,571
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	807	67,280
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	881	117,058
Medical Information Systems — 0.1%
athenahealth, Inc.†	701	76,101
Medical Products — 0.2%
Covidien PLC	2,255	137,420
Varian Medical Systems, Inc.†	1,551	115,906
		253,326

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Biomedical/Gene — 0.9%
Alexion Pharmaceuticals, Inc.†	1,684	$195,613
Celgene Corp.†	1,390	213,963
Gilead Sciences, Inc.†	6,096	383,073
NPS Pharmaceuticals, Inc.†	3,203	101,887
Vertex Pharmaceuticals, Inc.†	1,171	88,785
		983,321
Medical-Drugs — 1.5%
Abbott Laboratories	4,053	134,519
AbbVie, Inc.	3,468	155,124
Allergan, Inc.	1,282	115,957
Bristol-Myers Squibb Co.	4,782	221,311
Eli Lilly & Co.	2,551	128,392
Jazz Pharmaceuticals PLC†	1,422	130,781
Johnson & Johnson	892	77,327
Medivation, Inc.†	4,427	265,354
Merck & Co., Inc.	655	31,185
Pfizer, Inc.	9,310	267,290
Zoetis, Inc.	5,499	171,129
		1,698,369
Medical-Generic Drugs — 0.1%
Actavis PLC†	939	135,216
Medical-HMO — 0.3%
Aetna, Inc.	2,620	167,733
UnitedHealth Group, Inc.	2,474	177,163
		344,896
Medical-Hospitals — 0.1%
HCA Holdings, Inc.	1,865	79,729
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	1,325	301,093
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,936	97,123
Multimedia — 0.7%
Time Warner, Inc.	1,407	92,595
Twenty-First Century Fox, Inc., Class A	9,689	324,582
Walt Disney Co.	6,362	410,285
		827,462
Networking Products — 0.4%
Cisco Systems, Inc.	20,394	477,627
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	1,699	117,146
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	2,520	234,335
Cabot Oil & Gas Corp.	219	8,173
Cobalt International Energy, Inc.†	3,118	77,514
EOG Resources, Inc.	2,098	355,149
EQT Corp.	577	51,191
Noble Energy, Inc.	2,479	166,118
Occidental Petroleum Corp.	2,222	207,846
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Pioneer Natural Resources Co.	430	$81,184
Range Resources Corp.	176	13,357
		1,194,867
Oil Companies-Integrated — 0.6%
Chevron Corp.	2,170	263,655
Exxon Mobil Corp.	1,816	156,248
Hess Corp.	2,015	155,840
Phillips 66	1,035	59,844
		635,587
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	1,926	150,440
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	1,520	97,766
Valero Energy Corp.	3,343	114,164
		211,930
Oil-Field Services — 0.3%
Core Laboratories NV	402	68,022
Halliburton Co.	2,399	115,512
Schlumberger, Ltd.	2,106	186,086
		369,620
Pharmacy Services — 0.6%
Express Scripts Holding Co.†	8,641	533,841
Omnicare, Inc.	3,332	184,926
		718,767
Real Estate Investment Trusts — 0.5%
American Tower Corp.	2,864	212,308
Host Hotels & Resorts, Inc.	5,487	96,955
Lexington Realty Trust	5,257	59,036
Simon Property Group, Inc.	688	101,982
Ventas, Inc.	1,269	78,044
		548,325
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	1,009	88,086
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	6,311	139,852
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	1,338	45,211
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	1,900	67,203
L Brands, Inc.	3,173	193,870
PVH Corp.	540	64,093
		325,166
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	592	250,256
Retail-Building Products — 0.1%
Home Depot, Inc.	841	63,790
Retail-Discount — 0.5%
Costco Wholesale Corp.	2,854	328,552
Target Corp.	1,871	119,707
Wal-Mart Stores, Inc.	1,006	74,404
		522,663

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,621	$148,742
Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,108	141,594
Retail-Jewelry — 0.1%
Tiffany & Co.	1,757	134,621
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	1,107	62,214
TJX Cos., Inc.	3,926	221,387
		283,601
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	1,798	137,115
Retail-Regional Department Stores — 0.1%
Macy's, Inc.	3,239	140,152
Retail-Restaurants — 0.2%
Dunkin' Brands Group, Inc.	1,233	55,806
Starbucks Corp.	2,917	224,521
		280,327
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	2,645	141,190
Semiconductor Components-Integrated Circuits — 0.3%
Atmel Corp.†	22,072	164,215
QUALCOMM, Inc.	2,444	164,628
		328,843
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	1,429	86,955
Software Tools — 0.2%
VMware, Inc., Class A†	2,815	227,733
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,045	76,567
United States Steel Corp.	2,071	42,642
		119,209
Telecom Services — 0.2%
Amdocs, Ltd.	5,154	188,843
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	2,919	136,201
Television — 0.2%
CBS Corp., Class B	3,762	207,512
Tobacco — 0.3%
Philip Morris International, Inc.	3,428	296,830
Toys — 0.2%
Mattel, Inc.	4,205	176,021
Transactional Software — 0.1%
Solera Holdings, Inc.	2,521	133,285
Transport-Rail — 0.5%
Kansas City Southern	897	98,096
Union Pacific Corp.	3,222	500,505
		598,601
Transport-Services — 0.2%
FedEx Corp.	2,069	236,094
Security Description	Shares/ Principal Amount(11)	Value (Note 2)
Web Portals/ISP — 1.0%
Google, Inc., Class A†	1,249	$1,094,012
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	4,386	260,441
Total Common Stock (cost $30,095,303)		35,374,137
PREFERRED SECURITIES — 0.1%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%	775	18,244
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	700	13,293
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	900	5,265
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd. Series E 5.38%	1,300	25,389
Telecom Services — 0.1%
Qwest Corp. 6.13%	1,450	30,682
Total Preferred Securities (cost $119,517)		92,873
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(1)	$27,000	23,625
Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(1)	20,000	22,000
Diversified Banking Institutions — 0.2%
BAC Capital Trust XIII FRS Series F 4.00% due 10/15/2013(1)	82,000	62,320
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(1)	36,000	31,500
JPMorgan Chase & Co. FRS Series R 6.00% due 08/01/2023(1)	41,000	38,437
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(1)	20,000	21,700
JPMorgan Chase Capital XXIII FRS 1.26% due 05/15/2077	10,000	7,350
		161,307
Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(1)	100,000	92,700

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(5)	$16,000	$2
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	22,000	20,350
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	19,000	17,896
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	65,000	73,693
ING US, Inc. FRS 5.65% due 05/15/2053	20,000	18,283
MetLife, Inc. 6.40% due 12/15/2066	32,000	32,320
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	100,000	137,812
		262,108
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	150,000	210,750
Total Preferred Securities/Capital Securities (cost $740,830)		810,738
ASSET BACKED SECURITIES — 7.4%
Diversified Financial Services — 7.4%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class B 1.59% due 07/10/2017	13,000	13,088
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	95,000	97,017
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	137,343	139,412
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	50,315	50,864
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	58,300	59,265
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	175,000	184,051
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.74% due 02/10/2051(2)	$110,000	$122,972
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(3)	47,026	46,785
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(3)	18,442	18,126
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(3)	73,908	70,945
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(2)	105,000	112,486
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(2)	110,000	103,039
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.51% due 02/25/2036(3)	260,817	213,472
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.73% due 01/25/2035(3)	46,982	45,694
Bear Stearns ALT-A Trust FRS Series 2004-10, Class 1A3 1.17% due 09/25/2034(3)	38,713	38,361
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(2)	50,000	56,439
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	22,708	22,541
Capital Auto Receivables Asset Trust, Series 2013-2, Class A3 1.24% due 10/20/2017	23,000	23,064
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.39% due 07/15/2025*	250,000	247,646
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 12/10/2049(2)	50,000	56,543
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(3)	159,384	133,818
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(2)	156,901	176,720
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.00% due 12/10/2049(2)	95,000	106,955
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(2)	65,000	61,621

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(2)	$10,000	$9,529
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(2)	55,000	60,189
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(2)	62,042	62,485
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% due 01/25/2037(3)	149,762	118,064
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(3)	25,000	24,938
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(3)	5,926	5,877
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	136,833	124,807
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(3)	6,847	6,401
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(2)	52,460	57,296
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(2)	100,000	110,711
Entergy Arkansas Restoration Funding LLC Series 2010-A, Class A1 2.30% due 08/01/2021	192,162	197,651
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(3)	246,494	221,950
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(3)	28,012	28,137
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	120,000	120,594
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(2)	125,000	138,307
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	$31,000	$30,864
GS Mtg. Securities Corp. II Series 2013-GC10, Class A5 2.94% due 02/10/2046(2)	40,000	37,794
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(2)	125,000	116,566
GS Mtg. Securities Corp. II Series 2013-GC14, Class A2 3.00% due 08/10/2046(2)	70,000	72,463
GS Mtg. Securities Corp. II Series 2013-GC12, Class A4 3.14% due 06/10/2046(2)	50,000	47,741
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(2)	100,000	99,027
GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(2)	115,000	125,345
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(2)	30,445	34,511
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(2)	180,000	179,841
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(2)	556,808	567,683
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(2)	120,000	129,986
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.74% due 03/25/2047(3)	60,167	49,175
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.78% due 01/25/2036(3)	108,686	100,170
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.79% due 04/25/2036(3)	18,809	15,572
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.82% due 04/25/2035(3)	81,988	77,280
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	8,000	8,026
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	15,000	14,878
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.71% due 05/25/2035(3)	143,778	122,888
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(2)	145,775	141,808

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(2)	$65,000	$61,094
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(2)	120,000	120,471
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(2)	53,949	59,346
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.15% due 04/15/2041(2)	145,000	167,655
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.54% due 12/25/2034(3)	98,899	100,465
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.56% due 02/25/2035(3)	54,828	54,865
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(2)	35,000	40,693
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	98,620	89,469
MortgageIT Trust FRS Series 2005-4, Class A1 0.45% due 10/25/2035(3)	342,594	295,099
MortgageIT Trust FRS Series 2004-2, Class A1 0.91% due 12/25/2034(3)	25,910	24,755
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.60% due 08/25/2034	10,566	10,833
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% due 02/25/2037	51,867	27,730
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	135,000	137,601
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	70,000	71,451
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% due 05/25/2037	141,253	75,143
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.49% due 02/20/2047(3)	174,938	145,760
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	$8,529	$8,552
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(3)	26,925	27,697
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	77,181	78,106
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(2)	60,000	57,521
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(2)	145,000	143,756
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	25,000	25,110
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(2)	68,256	73,066
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	19,000	20,729
Wells Fargo Commercial Mtg. Trust Series 2012-LC5, Class A3 2.92% due 10/15/2045(2)	60,260	57,126
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(3)	282,342	282,810
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(3)	109,513	95,511
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.63% due 06/25/2035(3)	9,939	9,965
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.67% due 03/25/2035(3)	200,131	201,866
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(3)	12,821	12,833
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(3)	16,293	15,601
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.13% due 02/15/2044*(2)(4)	963,358	39,626

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	$28,731	$28,758
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(2)	45,000	46,464
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(2)	135,000	148,350
Total Asset Backed Securities (cost $8,272,441)		8,315,355
U.S. CORPORATE BONDS & NOTES — 18.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	21,000	19,657
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	185,000	193,788
		213,445
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	5,000	5,000
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	28,000	26,902
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	20,000	21,400
		48,302
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	35,000	38,237
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	6,000	5,873
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	53,000	53,281
		97,391
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 3.45% due 06/01/2023	40,000	37,072
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	172,000	182,178
Security Description	Principal Amount(11)	Value (Note 2)
Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	$12,910	$13,120
Continental Airlines, Inc. Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	85,000	82,237
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	20,733	21,822
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	65,373	66,922
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	72,365	81,773
		265,874
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	9,000	9,495
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	35,000	35,000
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	15,000	14,213
Auto-Cars/Light Trucks — 0.0%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	20,000	22,400
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	7,000	7,175
Chassix, Inc. Senior Sec. Notes 9.25% due 08/01/2018*	6,000	6,345
		13,520
Banks-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	50,000	52,500
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	12,000	11,848
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	36,000	34,943

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	$20,000	$20,668
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	38,000	39,899
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	38,000	37,682
		197,540
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	23,000	23,207
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	5,000	5,025
Banks-Super Regional — 0.7%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	154,000	171,502
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	100,000	111,476
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	120,000	126,688
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	4,000	4,264
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	85,000	98,189
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	125,000	123,003
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	45,000	42,118
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	128,000	125,329
		802,569
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 2.25% due 01/07/2019	145,000	145,356
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	5,000	4,588
Security Description	Principal Amount(11)	Value (Note 2)
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	$51,000	$51,231
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	50,000	73,555
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	25,000	24,839
		149,625
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	50,000	52,500
Building & Construction Products-Misc. — 0.0%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	18,000	19,131
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	10,000	10,500
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/2016	35,000	38,719
Masco Corp. Bonds 6.50% due 08/15/2032	25,000	24,812
		63,531
Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	14,000	13,440
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	65,000	65,975
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	50,000	50,750
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	105,000	99,020
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	165,000	142,419
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	50,000	56,230

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	$5,000	$5,725
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	100,000	93,335
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	27,000	22,971
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	31,000	32,776
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	20,000	19,700
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	56,000	58,870
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	15,000	19,009
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	40,000	34,043
		714,263
Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	5,000	4,450
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	3,000	2,760
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	10,000	10,000
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	10,000	10,000
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/2020	15,000	16,837
		39,597
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	120,000	121,872
Security Description	Principal Amount(11)	Value (Note 2)
Cellular Telecom (continued)
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	$9,000	$9,022
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	11,000	11,825
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	4,000	4,070
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	23,450
T-Mobile USA, Inc. Senior Notes 5.25% due 09/01/2018*	10,000	10,175
		180,414
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	5,000	5,400
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	95,000	99,224
		104,624
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	7,000	7,910
Chemicals-Specialty — 0.0%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	5,000	4,687
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	15,000	18,188
		22,875
Coal — 0.0%
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	10,000	10,625
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	10,000	10,725
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	9,000	9,360
		30,710
Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	40,000	39,700

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	$4,000	$4,000
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	7,000	7,385
		11,385
Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	17,000	18,003
International Business Machines Corp. Senior Notes 0.45% due 05/06/2016	106,000	105,121
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	40,000	48,893
		172,017
Computers — 0.2%
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	35,000	35,885
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	175,000	171,869
		207,754
Computers-Integrated Systems — 0.0%
Brocade Communications Systems Inc. Company Guar. Notes 4.63% due 01/15/2023*	5,000	4,613
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	17,000	17,531
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	8,000	8,030
		25,561
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	45,000	40,387
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	5,000	4,575
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	12,000	13,200
		58,162
Security Description	Principal Amount(11)	Value (Note 2)
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	$7,000	$7,490
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	5,000	5,625
		13,115
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.00% due 03/15/2023	5,000	5,031
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018	15,000	15,900
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	10,000	10,525
		26,425
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	14,000	14,797
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	5,000	5,213
Diversified Banking Institutions — 2.8%
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	100,000	109,122
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	50,000	56,426
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	100,000	113,334
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	175,000	198,174
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	9,000	10,401
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	50,000	50,227
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	150,000	145,481
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	99,445

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	$58,000	$52,339
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	10,000	10,377
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	49,000	48,789
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	120,000	120,773
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	32,307
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	172,428
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	82,000	81,418
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	49,000	52,879
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	25,000	27,538
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	90,000	99,139
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	135,000	142,260
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	60,000	68,625
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	75,000	76,142
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	63,000	65,749
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	65,000	78,537
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	9,000	8,716
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	90,000	84,905
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	175,000	158,701
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	52,424
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	$35,000	$36,255
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	145,000	150,958
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	150,000	148,984
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	56,000	65,611
Morgan Stanley Senior Notes 2.13% due 04/25/2018	26,000	25,341
Morgan Stanley Senior Notes 4.75% due 03/22/2017	69,000	74,501
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	105,000	105,055
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	110,378
Morgan Stanley Senior Notes 5.50% due 07/28/2021	23,000	25,155
Morgan Stanley Senior Notes 5.63% due 09/23/2019	100,000	111,592
Morgan Stanley Notes 6.63% due 04/01/2018	100,000	116,096
		3,186,582
Diversified Financial Services — 0.8%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	40,000	40,268
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	230,000	245,116
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	140,000	158,619
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	85,000	97,532
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	119,000	131,361
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	153,000	182,498
		855,394

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	$8,000	$8,400
Textron, Inc. Senior Notes 4.63% due 09/21/2016	41,000	44,240
		52,640
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	33,000	32,752
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	7,000	6,076
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,480
Electric-Integrated — 0.9%
Dayton Power & Light Co. 1st Mtg. Notes 1.88% due 09/15/2016*	25,000	25,195
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	48,000	51,753
DPL, Inc. Senior Notes 7.25% due 10/15/2021	45,000	46,012
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	35,000	33,122
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	240,000	240,538
Edison International Senior Notes 3.75% due 09/15/2017	85,000	89,992
Entergy Corp. Senior Notes 3.63% due 09/15/2015	99,000	102,592
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	13,000	12,424
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	14,000	12,803
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	26,000	26,264
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	10,000	10,429
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	9,000	9,718
Security Description	Principal Amount(11)	Value (Note 2)
Electric-Integrated (continued)
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	$10,000	$11,000
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	28,000	30,370
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	37,000	36,508
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	72,380
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	22,000	23,996
Southern California Edison Co. 1st Mtg. Notes 3.50% due 10/01/2023	26,000	25,963
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	22,000	21,748
Southern Co. Senior Notes 2.45% due 09/01/2018	20,000	20,194
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	45,000	54,300
		957,301
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	13,000	12,415
Electronics-Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	46,000	48,710
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	4,000	4,150
Entertainment Software — 0.0%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	19,000	19,024
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	15,000	15,068
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	250,000	264,938
		280,006
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	17,000	19,413

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
SLM Corp. Notes 5.50% due 01/15/2019	$10,000	$9,903
SLM Corp. Notes 6.00% due 01/25/2017	15,000	15,900
SLM Corp. Senior Notes 6.25% due 01/25/2016	81,000	86,265
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,175
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	16,912
		158,568
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 2.65% due 12/02/2022	250,000	229,616
Finance-Investment Banker/Broker — 0.4%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	50,000	59,887
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	4,940
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(5)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(5)	26,000	3
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	275,000	283,231
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	115,000	135,528
		483,591
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	15,000	15,637
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	15,000	14,738
		30,375
Finance-Mortgage Loan/Banker — 0.0%
Ladder Capital Finance Holdings LLP/ Ladder Capital Finance Corp. Senior Notes 7.38% due 10/01/2017	25,000	26,156
Security Description	Principal Amount(11)	Value (Note 2)
Finance-Other Services — 0.0%
Denali Borrower LLC/Denali Finance Corp. Senior Sec. Notes 5.63% due 10/15/2020*	$4,000	$3,885
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	12,000	12,082
		15,967
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	7,000	7,280
Food-Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	46,000	55,794
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	29,000	34,038
		89,832
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.85% due 08/01/2023	25,000	24,622
Kroger Co. Senior Notes 5.15% due 08/01/2043	21,000	20,554
		45,176
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	100,265
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,169
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	15,000	15,525
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	43,069	45,761
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	9,000	9,697
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,625

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	$10,000	$10,975
		72,058
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	68,000	68,350
Insurance-Life/Health — 0.2%
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	110,000	109,484
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	12,000	13,429
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	8,000	7,931
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	21,000	21,030
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	20,000	21,459
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	75,000	74,179
		247,512
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	105,000	109,768
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	20,000	20,369
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	95,000	137,558
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	37,000	36,923
		194,850
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 4.00% due 10/15/2023	65,000	65,761
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	6,000	6,180
		71,941
Security Description	Principal Amount(11)	Value (Note 2)
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016	$26,000	$26,169
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	45,000	52,312
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	20,000	21,950
		74,262
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	8,000	7,940
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	12,000	12,495
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	23,000	28,688
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	20,000	22,200
		50,888
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	50,000	49,298
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	15,000	14,561
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	29,761
		93,620
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	95,000	95,344
AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	18,000	17,852
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	14,000	14,420
		127,616
Medical-Generic Drugs — 0.1%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022	30,000	28,125

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs (continued)
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	$40,000	$40,166
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*	9,000	8,984
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	41,000	46,784
		124,059
Medical-HMO — 0.3%
Cigna Corp. Senior Notes 4.38% due 12/15/2020	35,000	37,122
Cigna Corp. Senior Notes 6.15% due 11/15/2036	7,000	8,041
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	60,000	58,630
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	50,000	49,562
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,014
WellPoint, Inc. Senior Notes 3.70% due 08/15/2021	125,000	125,518
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	75,000	73,057
		381,944
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	10,000	10,700
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	36,000	36,630
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	10,275
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	10,837
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	80,000	86,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	5,000	5,188
Security Description	Principal Amount(11)	Value (Note 2)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*	$40,000	$40,900
		200,530
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	13,000	12,675
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	25,000	26,438
Multimedia — 0.9%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	93,348
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	153,644
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	115,000	136,019
News America, Inc. Company Guar. Notes 4.00% due 10/01/2023*	33,000	33,034
News America, Inc. Company Guar. Notes 5.40% due 10/01/2043*	27,000	27,032
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	120,000	129,923
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	25,000	30,099
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	20,000	24,043
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	134,141
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	16,000	17,443
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	27,000	26,853
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	108,000	87,401
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	61,000	62,099
		955,079
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	10,000	10,375

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	$10,000	$10,550
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	44,000	52,820
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	15,000	16,811
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	75,000	86,132
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	11,000	10,230
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,300
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	8,000	8,120
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	7,000	7,018
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	8,000	7,850
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	44,000	44,275
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	10,000	9,150
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,675
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	9,000	9,765
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	10,000	10,550
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2019*	5,000	4,713
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	5,000	5,169
Security Description	Principal Amount(11)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Memorial Production Partners LP/ Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	$6,000	$5,805
Midstates Petroleum Co., Inc./ Midstates Petroleum Co. LLC Senior Notes 9.25% due 06/01/2021*	4,000	3,950
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	20,000	19,350
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	10,000	10,400
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	11,000	11,027
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	3,920
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	5,000	5,075
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	30,000	33,413
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	15,000	17,292
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	18,000	19,309
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	30,000	32,109
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	13,000	13,942
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,313
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	25,000	26,250
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	20,000	21,550
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	6,000	5,700
Samson Investment Co. Company Guar. Notes 10.25% due 02/15/2020*	8,000	8,480
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,137
		552,150

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	$29,000	$28,906
Hess Corp. Senior Notes 5.60% due 02/15/2041	30,000	30,842
Hess Corp. Senior Notes 7.88% due 10/01/2029	10,000	12,540
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	10,000	8,737
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	27,000	27,525
		108,550
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	15,000	16,292
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	10,000	10,600
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	8,000	7,200
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	35,000	37,625
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	33,000	32,169
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	41,000	45,880
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	45,000	52,563
		175,437
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	200,000	203,192
Pipelines — 0.7%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	15,000	14,100
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,820
Security Description	Principal Amount(11)	Value (Note 2)
Pipelines (continued)
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	$50,000	$55,764
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	9,000	7,818
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	5,000	5,307
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	56,000	59,920
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	100,000	93,149
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	178,000	176,710
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	18,000	21,817
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	10,000	10,675
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	175,000	171,716
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	41,000	44,465
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	15,000	14,138
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	150,000	147,562
		825,961
Printing-Commercial — 0.0%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	3,000	3,330
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	37,000	36,537
		39,867
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	15,000	14,887
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	64,000	62,720

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Publishing-Newspapers (continued)
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	$5,000	$5,275
		82,882
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,000	2,985
Real Estate Investment Trusts — 1.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	145,000	163,925
American Tower Corp. Senior Notes 3.40% due 02/15/2019	40,000	39,536
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	15,000	16,106
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	109,572
Duke Realty LP Senior Notes 6.75% due 03/15/2020	55,000	63,566
HCP, Inc. Senior Notes 3.75% due 02/01/2016	20,000	21,056
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,201
HCP, Inc. Senior Notes 6.00% due 01/30/2017	105,000	118,083
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	175,000	187,009
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	35,000	37,894
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	150,000	163,832
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	23,111
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	24,802
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	65,000	65,915
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	41,000	41,209
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	50,000	47,654
Security Description	Principal Amount(11)	Value (Note 2)
Real Estate Investment Trusts (continued)
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	$86,000	$90,568
		1,241,039
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,800
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	20,000	21,216
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	140,000	142,871
		164,087
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(5)(6)	25,000	1
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	35,546
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	7,000	7,455
		43,001
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	70,000	79,100
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	10,000	11,050
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	20,000	21,800
		111,950
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	75,000	69,277
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	45,000	45,986
		115,263
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	56,000	58,310

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	$120,000	$121,445
Retail-Drug Store — 0.2%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	142,934	166,260
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	14,024	15,150
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	23,069	24,901
		206,311
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	15,000	15,038
Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	10,000	10,400
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	17,000	17,510
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	21,000	20,947
		48,857
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	5,000	4,675
Retail-Restaurants — 0.0%
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	15,000	15,825
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	7,000	7,613
		23,438
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	5,000	5,288
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	25,000	26,354
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	50,000	57,953
Security Description	Principal Amount(11)	Value (Note 2)
Savings & Loans/Thrifts (continued)
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	$29,000	$33,730
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	10,000	10,290
		128,327
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	17,000	15,828
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	11,000	9,599
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	14,000	12,409
		37,836
Security Services — 0.1%
ADT Corp. Senior Notes 2.25% due 07/15/2017	41,000	39,156
ADT Corp. Senior Notes 3.50% due 07/15/2022	32,000	27,053
ADT Corp. Senior Notes 6.25% due 10/15/2021*	48,000	48,720
		114,929
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021*	6,000	5,925
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	5,000	5,375
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	17,000	18,318
		23,693
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	5,000	4,888
Steel-Producers — 0.2%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	7,000	7,630
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	115,000	113,311
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	27,000	25,309

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Nucor Corp. Senior Notes 4.00% due 08/01/2023	$22,000	$21,531
		167,781
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	10,875
Telecom Services — 0.3%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	23,000	25,085
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020	5,000	4,963
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	100,000	99,578
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	220,000	224,122
		353,748
Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	8,000	8,839
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	16,000	17,188
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	12,000	12,690
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	46,000	52,210
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	13,000	14,365
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	4,000	4,580
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	10,000	10,163
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	134,000	141,195
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	120,000	128,614
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	28,000	31,094
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	414,000	467,380
Security Description	Principal Amount(11)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	$120,000	$147,566
Windstream Corp. Company Guar. Notes 7.50% due 06/01/2022	40,000	39,900
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	55,000	61,325
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	5,000	5,375
		1,142,484
Television — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	95,000	121,442
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*	7,000	7,035
		128,477
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	5,000	4,713
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	58,000	76,678
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	20,000	24,249
		100,927
Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.90% due 03/30/2023	48,000	46,417
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	27,000	29,324
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	8,000	8,650
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	110,000	112,039
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	4,997

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	$20,000	$20,934
		137,970
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	5,000	4,725
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	6,000	6,180
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	1,935	1,968
Total U.S. Corporate Bonds & Notes (cost $19,950,002)		20,291,953
FOREIGN CORPORATE BONDS & NOTES — 3.1%
Aerospace/Defense-Equipment — 0.0%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	18,000	16,582
Banks-Commercial — 0.8%
Abbey National Treasury Services PLC Bank Guar. Notes 3.05% due 08/23/2018	17,000	17,271
Bank of Montreal Senior Notes 1.45% due 04/09/2018	32,000	31,271
Bank of Nova Scotia Senior Notes 1.38% due 07/15/2016	24,000	24,165
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	111,079
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	110,000	120,406
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	115,000	120,312
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	200,000	210,081
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*	225,000	226,062
		860,647
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 5.45% due 10/01/2043	29,000	28,738
Security Description	Principal Amount(11)	Value (Note 2)
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	$5,000	$5,013
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023*	53,000	51,013
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	40,000	44,400
		95,413
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	8,000	7,760
Diversified Banking Institutions — 0.3%
BNP Paribas Company Guar. Notes 5.00% due 01/15/2021	25,000	27,045
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	50,000	50,675
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	117,850
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	88,000	89,888
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	40,297
		325,755
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	10,000	11,225
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	16,950
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	18,000	17,942
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	39,000	38,731
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	12,000	12,045
		96,893
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 2.05% due 09/30/2018	14,000	14,020

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals (continued)
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	$28,000	$28,215
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 09/30/2043	41,000	41,758
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	13,000	13,000
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	45,000	41,822
		138,815
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	5,000	4,750
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,345
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	7,000	7,193
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	10,950
Medical Products — 0.0%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	18,000	17,711
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	22,000	20,918
		38,629
Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	140,000	150,192
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	30,000	33,347
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	13,000	13,801
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	12,000	13,485
		210,825
Oil Companies-Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	39,000	48,619
Security Description	Principal Amount(11)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	$200,000	$184,000
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	15,000	16,050
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	10,000	9,800
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	5,000	5,037
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	35,000	42,955
		306,461
Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	63,000	63,539
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	36,000	37,055
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	40,000	36,533
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	70,000	70,555
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	225,000	222,547
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019	35,000	32,915
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021	90,000	90,413
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	66,000	63,823
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	21,000	21,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	80,000	72,627
Shell International Finance BV Company Guar. Notes 3.63% due 08/21/2042	24,000	20,968
		731,975
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	7,000	6,878

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*		$7,000	$7,245
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*		200,000	192,682
Telecom Services — 0.0%
Vivendi SA Senior Notes 2.40% due 04/10/2015*		25,000	25,506
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		85,000	117,783
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		25,000	23,750
Tobacco — 0.2%
Imperial Tobacco Finance PLC Company Guar. Notes 3.50% due 02/11/2023*		200,000	188,495
Transport-Rail — 0.0%
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023*		40,000	36,779
Total Foreign Corporate Bonds & Notes (cost $3,549,474)			3,491,862
FOREIGN GOVERNMENT AGENCIES — 1.4%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		24,000	24,036
Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		28,000	29,158
Sovereign — 1.3%
Bolivarian Republic of Venezuela Senior Notes 7.00% due 03/31/2038		4,000	2,610
Bolivarian Republic of Venezuela Senior Notes 9.25% due 09/15/2027		2,000	1,625
Bolivarian Republic of Venezuela Senior Notes 9.25% due 05/07/2028		10,000	7,850
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2021	BRL	1,400,000	600,309
Security Description	Principal Amount(11)	Value (Note 2)
Sovereign (continued)
Dominican Republic Senior Notes 9.04% due 01/23/2018	$10,820	$11,767
Federal Republic of Brazil Senior Notes 7.13% due 01/20/2037	24,000	28,200
Federal Republic of Brazil Notes 7.88% due 03/07/2015	9,000	9,832
Federal Republic of Brazil Notes 8.25% due 01/20/2034	11,000	14,327
Federal Republic of Brazil Notes 11.00% due 08/17/2040	10,000	11,690
Federal Republic of Brazil Senior Notes 12.25% due 03/06/2030	5,000	8,362
Government of Belize Senior Notes 5.00% due 02/20/2038(7)	10,000	6,000
Government of Canada Senior Notes 0.88% due 02/14/2017	23,000	22,986
Government of Romania Senior Notes 4.38% due 08/22/2023	28,000	26,775
Government of Romania Senior Notes 6.75% due 02/07/2022	14,000	15,963
Lebanese Republic Notes 4.00% due 12/31/2017	2,700	2,606
Lebanese Republic Senior Notes 5.45% due 11/28/2019	8,000	7,540
Lebanese Republic Bonds 6.10% due 10/04/2022	22,000	20,790
Lebanese Republic Notes 6.38% due 03/09/2020	5,000	4,938
Lebanese Republic Senior Notes 6.75% due 11/29/2027	15,000	14,440
Lebanese Republic Senior Notes 8.25% due 04/12/2021	2,000	2,157
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024	2,000	2,030
Republic of Bulgaria Bonds 8.25% due 01/15/2015	24,000	26,182
Republic of Colombia Senior Notes 8.13% due 05/21/2024	14,000	18,077

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Colombia Senior Notes 8.25% due 12/22/2014	$25,000	$27,000
Republic of Colombia Senior Notes 11.75% due 02/25/2020	11,000	15,867
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	15,000	14,212
Republic of El Salvador Senior Notes 7.65% due 06/15/2035	18,000	18,270
Republic of El Salvador Senior Bonds 8.25% due 04/10/2032	10,000	10,775
Republic of Hungary Senior Notes 5.38% due 02/21/2023	26,000	25,285
Republic of Hungary Senior Notes 6.25% due 01/29/2020	12,000	12,810
Republic of Hungary Senior Notes 7.63% due 03/29/2041	18,000	19,260
Republic of Indonesia Senior Notes 7.25% due 04/20/2015	6,000	6,443
Republic of Panama Senior Notes 7.25% due 03/15/2015	5,000	5,425
Republic of Peru Senior Notes 8.38% due 05/03/2016	9,000	10,395
Republic of Poland Senior Notes 3.00% due 03/17/2023	29,000	26,564
Republic of Poland Senior Notes 3.88% due 07/16/2015	22,000	23,074
Republic of Poland Senior Notes 5.00% due 10/19/2015	7,000	7,537
Republic of Poland Senior Notes 5.13% due 04/21/2021	6,000	6,525
Republic of the Philippines Senior Notes 9.38% due 01/18/2017	7,000	8,584
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	21,000	31,185
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	5,000	6,613
Security Description	Principal Amount(11)	Value (Note 2)
Sovereign (continued)
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	$17,000	$25,755
Republic of Turkey Senior Notes 6.88% due 03/17/2036	19,000	20,192
Republic of Turkey Senior Notes 7.00% due 06/05/2020	4,000	4,521
Republic of Turkey Notes 7.25% due 03/05/2038	7,000	7,785
Republic of Turkey Senior Notes 7.38% due 02/05/2025	22,000	24,838
Republic of Turkey Senior Notes 8.00% due 02/14/2034	10,000	11,865
Republic of Turkey Senior Notes 11.88% due 01/15/2030	4,000	6,330
Republic of Venezuela Bonds 7.65% due 04/21/2025	4,000	2,880
Republic of Venezuela Senior Bonds 9.38% due 01/13/2034	7,000	5,530
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	2,000	1,845
Republic of Venezuela Senior Notes 11.95% due 08/05/2031	20,000	18,450
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	5,000	4,980
Russian Federation Senior Notes 7.50% due 03/31/2030(7)	54,340	64,039
United Mexican States Senior Notes 4.00% due 10/02/2023	28,000	27,825
United Mexican States Senior Notes 4.75% due 03/08/2044	111,000	100,455
United Mexican States Senior Notes 5.75% due 10/12/2110	12,000	11,280
United Mexican States Senior Notes 6.63% due 03/03/2015	1,000	1,079
		1,482,529
Total Foreign Government Agencies (cost $1,649,247)		1,535,723

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.6%
Municipal Bonds — 0.6%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	$50,000	$65,258
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	25,000	26,022
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	25,000	21,640
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	25,000	21,131
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	27,000	25,682
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	117,637
State of California General Obligation Bonds 6.51% due 04/01/2039	25,000	26,622
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000	91,105
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	70,888
University of California Revenue Bonds 4.60% due 05/15/2031	90,000	90,114
University of California Revenue Bonds 5.00% due 05/15/2038	65,000	68,498
Total Municipal Bonds & Notes (cost $577,003)		624,597
U.S. GOVERNMENT AGENCIES — 21.7%
Federal Home Loan Mtg. Corp. — 1.1%
2.50% due 01/01/2028	25,914	26,106
3.00% due 08/01/2027	108,829	112,703
3.00% due 10/01/2042	55,654	54,258
3.00% due 11/01/2042	24,771	24,132
3.00% due 02/01/2043	58,418	56,911
3.00% due 08/01/2043	199,408	194,271
3.50% due 03/01/2042	19,292	19,595
4.00% due 09/01/2040	9,835	10,283
4.50% due 01/01/2039	9,122	9,690
5.00% due 12/01/2020	16,268	17,276
5.00% due 05/01/2021	197,946	210,238
Security Description	Principal Amount(11)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 07/01/2021	$56,189	$59,533
5.00% due 05/01/2034	81,519	88,983
5.00% due 07/01/2038	110,118	118,480
5.50% due 05/01/2037	25,893	28,000
5.50% due 06/01/2037	13,355	14,451
5.50% due 10/01/2037	5,263	5,691
5.50% due 04/01/2038	5,332	5,766
5.50% due 06/01/2041	67,270	72,746
6.00% due 09/01/2026	67,328	73,565
6.00% due 08/01/2036	32,054	34,962
6.50% due 05/01/2029	4,635	5,164
6.50% due 07/01/2035	5,820	6,527
6.50% due 03/01/2036	28,454	31,849
6.50% due 05/01/2036	314	347
Federal Home Loan Mtg. Corp. REMIC Series 1577, Class PK 6.50% due 09/15/2023(3)	18,058	20,124
Series 1226, Class Z 7.75% due 03/15/2022(3)	1,292	1,405
		1,303,056
Federal National Mtg. Assoc. — 16.4%
2.50% due 03/01/2028	47,895	48,237
2.50% due October 30 TBA	300,000	278,719
3.00% due 10/01/2027	45,758	47,432
3.00% due 12/01/2027	28,686	29,753
3.00% due 01/01/2028	76,631	79,482
3.00% due 06/01/2042	26,328	25,743
3.00% due 12/01/2042	23,166	22,651
3.00% due October 30 TBA	2,250,000	2,197,969
3.50% due October 15 TBA	225,000	237,410
3.50% due 12/01/2041	68,220	69,500
3.50% due 01/01/2042	85,901	87,512
3.50% due 04/01/2042	52,213	53,191
3.50% due 05/01/2042	49,032	49,950
3.50% due October 30 TBA	7,650,000	7,787,461
4.00% due 08/01/2026	19,981	21,208
4.00% due October 15 TBA	50,000	53,047
4.00% due 09/01/2040	11,264	11,815
4.00% due 12/01/2040	330,827	347,144
4.00% due October 30 TBA	700,000	734,234
4.00% due 11/01/2041	17,624	18,495
4.00% due 01/01/2042	55,061	57,765
4.50% due 01/01/2039	19,860	21,191
4.50% due 08/01/2040	76,184	81,389
4.50% due 09/01/2040	60,653	64,805
4.50% due November 30 TBA	500,000	532,500
4.83% due 01/01/2015	364,135	371,397
4.85% due 11/01/2015	742,863	788,221
5.00% due 03/01/2018	35,432	37,707
5.00% due 06/01/2019	7,941	8,454
5.00% due 05/01/2035	1,157	1,263
5.00% due 02/01/2036	8,745	9,481
5.00% due 07/01/2040	71,281	77,438
5.00% due November 30 TBA	1,600,000	1,730,500
5.50% due 10/01/2021	27,466	29,733

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 06/01/2022	$11,808	$12,439
5.50% due 12/01/2029	14,974	16,364
5.50% due 05/01/2034	41,902	45,773
5.50% due 09/01/2035	871,191	951,956
5.50% due 06/01/2038	22,233	24,225
6.00% due 06/01/2017	10,477	11,089
6.00% due 06/01/2026	43,831	48,016
6.00% due 04/01/2027	237,949	261,636
6.00% due 12/01/2033	59,719	66,090
6.00% due 05/01/2034	33,463	37,070
6.00% due October 30 TBA	500,000	546,875
6.50% due 09/01/2032	65,335	72,240
6.50% due 06/01/2035	162,790	179,919
6.50% due 10/01/2037	14,815	16,374
7.00% due 06/01/2037	55,670	62,855
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	15,926	15,832
		18,381,550
Government National Mtg. Assoc. — 4.1%
4.00% due 09/15/2040	1,155,958	1,225,572
4.00% due 11/15/2040	176,110	187,282
4.00% due 09/15/2041	80,374	84,719
4.50% due 02/15/2039	22,677	24,382
4.50% due 06/15/2041	1,190,033	1,287,073
4.50% due 08/15/2041	484,069	524,100
5.00% due 08/15/2039	990,525	1,082,584
5.50% due 05/15/2036	22,031	24,557
6.00% due 09/15/2032	20,777	23,291
6.00% due 12/15/2033	82,767	93,857
7.00% due 11/15/2031	20,730	24,314
7.00% due 07/15/2033	20,445	23,984
8.00% due 11/15/2031	5,866	6,100
8.50% due 11/15/2017	759	804
9.00% due 11/15/2021	326	358
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/15/2035(3)	16,377	18,972
Series 2005-74, Class HA 7.50% due 09/16/2035(3)	326	372
		4,632,321
Sovereign Agency — 0.1%
Tennessee Valley Authority 1.75% due 10/15/2018	25,000	25,024
3.50% due 12/15/2042	47,000	38,288
		63,312
Total U.S. Government Agencies (cost $23,834,900)		24,380,239
U.S. GOVERNMENT TREASURIES — 13.0%
United States Treasury Bonds — 2.0%
2.75% due 11/15/2042	54,000	44,694
2.88% due 05/15/2043	417,000	353,929
3.13% due 11/15/2041	21,000	18,936
Security Description	Shares/ Principal Amount(11)	Value (Note 2)
United States Treasury Bonds (continued)
3.13% due 02/15/2042	$14,000	$12,604
3.13% due 02/15/2043	62,500	55,996
4.38% due 02/15/2038	370,000	418,967
4.38% due 11/15/2039	835,300	945,717
4.75% due 02/15/2041	165,000	197,716
5.25% due 11/15/2028	60,000	75,019
5.38% due 02/15/2031	75,000	95,648
		2,219,226
United States Treasury Notes — 11.0%
0.13% due 04/15/2018 TIPS(8)	316,293	325,831
0.25% due 03/31/2014	8,000	8,008
0.25% due 07/31/2015	1,610,000	1,608,805
0.38% due 04/15/2015	60,000	60,129
0.50% due 07/31/2017	10,000	9,812
0.63% due 08/15/2016	1,165,000	1,165,728
0.88% due 09/15/2016	1,920,000	1,934,101
0.88% due 02/28/2017	160,000	160,237
1.00% due 08/31/2016	145,000	146,541
1.00% due 03/31/2017	64,000	64,295
1.00% due 05/31/2018	14,000	13,821
1.25% due 10/31/2015	64,000	65,185
1.38% due 06/30/2018	11,000	11,028
1.38% due 07/31/2018	213,000	213,383
1.50% due 08/31/2018	1,304,000	1,312,660
1.63% due 11/15/2022	11,000	10,184
1.75% due 05/15/2023	281,000	260,386
2.00% due 01/31/2016	1,700,000	1,762,422
2.00% due 04/30/2016	600,000	623,203
2.38% due 03/31/2016	780,000	817,050
2.38% due 05/31/2018	10,000	10,494
2.50% due 08/15/2023	82,000	81,167
2.75% due 12/31/2017	32,000	34,140
4.25% due 11/15/2014	1,635,000	1,710,043
		12,408,653
Total U.S. Government Treasuries (cost $14,546,496)		14,627,879
WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(5)(6)(9) (strike price $500.00)	5	1,550
ION Media Networks, Inc. Expires 12/18/2016(5)(6)(9) (strike price $687.00)	5	625
Total Warrants (cost $0)		2,175
Total Long-Term Investment Securities (cost $103,335,213)		109,547,531
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Commercial Paper — 0.2%
Societe Generale North America 0.01% due 10/01/2013 (cost $200,000)	$200,000	200,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
REPURCHASE AGREEMENTS — 15.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $133,000 collateralized by $135,000 of United States Treasury Notes, bearing interest at 1.75% due 03/31/2014 and having an approximate value of $136,128	$133,000	$133,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $2,190,000 collateralized by $2,460,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,237,377	2,190,000	2,190,000
Bank of America Securities LLC Joint Repurchase Agreement(10)	3,990,000	3,990,000
Barclays Capital PLC Joint Repurchase Agreement(10)	2,320,000	2,320,000
BNP Paribas SA Joint Repurchase Agreement(10)	2,320,000	2,320,000
Deutsche Bank AG Joint Repurchase Agreement(10)	1,545,000	1,545,000
UBS Securities LLC Joint Repurchase Agreement(10)	4,495,000	4,495,000
Total Repurchase Agreements (cost $16,993,000)		16,993,000
TOTAL INVESTMENTS (cost $120,528,213)(12)	112.9%	126,740,531
Liabilities in excess of other assets	(12.9)	(14,443,104)
NET ASSETS	100.0%	$112,297,427

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $5,926,519 representing 5.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Perpetual maturity — maturity date reflects the next call date.

(2)  Commercial Mortgage Backed Security

(3)  Collateralized Mortgage Obligation

(4)  Interest Only

(5)  Illiquid security. At September 30, 2013, the aggregate value of these securities was $2,183 representing 0.0% of net assets.

(6)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(8)  Principal amount of security is adjusted for inflation.

(9)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2013, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/2016 (strike price $500.00) Warrants	3/1/11	5	$—	$1,550	310	0.00%
ION Media Networks, Inc. Expries 12/18/2016 (strike price $687.00) Warrants	11/11/10	5	—	625	125	0.00
				$2,175		0.00%

(10)  See Note 2 for details of Joint Repurchase Agreements.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
4	Long	Australian 10YR Bonds	December 2013	$437,284	$438,891	$1,607
8	Long	U.S. Treasury 2YR Notes	December 2013	1,757,625	1,762,125	4,500
42	Long	U.S. Treasury 5YR Notes	December 2013	5,068,326	5,083,969	15,643
5	Short	U.S. Treasury 10YR Notes	December 2013	630,156	631,953	(1,797)
21	Short	U.S. Long Bonds	December 2013	2,742,911	2,800,875	(57,964)
3	Long	U.S. Ultra Bonds	December 2013	417,532	426,281	8,749
						$(29,262)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	BRL	1,034,000	USD	463,677	10/02/2013	$—	$(2,866)
	BRL	1,034,000	USD	459,260	11/04/2013	—	(3,649)
	USD	462,640	BRL	1,034,000	10/02/2013	3,904	—
						3,904	(6,515)
UBS AG	BRL	1,034,000	USD	433,391	10/02/2013	—	(33,153)
Net Unrealized Appreciation (Depreciation)						$3,904	$(39,668)

BRL — Brazilian Real

USD — United States Dollar

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$35,374,137	$—	$—	$35,374,137
Preferred Securities	92,873	—	—	92,873
Preferred Securities/Capital Securities	—	810,738	—	810,738
Asset Backed Securities:
Diversified Financial Services	—	8,315,355	—	8,315,355
U.S. Corporate Bonds & Notes:
Recycling	—	—	1	1
Other Industries*	—	20,291,952	—	20,291,952
Foreign Corporate Bonds & Notes	—	3,491,862	—	3,491,862
Foreign Government Agencies	—	1,535,723	—	1,535,723
Municipal Bond & Notes	—	624,597	—	624,597
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	18,381,550	—	18,381,550
Other Government Agencies*	—	5,998,689	—	5,998,689
U.S. Government Treasuries:
Unites States Treasury Bonds	—	2,219,226	—	2,219,226
Unites States Treasury Notes	—	12,408,653	—	12,408,653
Warrants	—	—	2,175	2,175
Short-Term Investment Securities:
Commercial Paper	—	200,000	—	200,000
Repurchase Agreements	—	16,993,000	—	16,993,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	30,499	—	—	30,499
Open Forward Foreign Currency Contracts - Appreciation	—	3,904	—	3,904
Total	$35,497,509	$91,275,249	$2,176	$126,774,934
Liabilities:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$59,761	$—	$—	$59,761
Open Forward Foreign Currency Contracts - Depreciation	—	39,668	—	39,668
Total	$59,761	$39,668	$—	$99,429

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	20.6%
Repurchase Agreements	20.3
United States Treasury Notes	11.3
Diversified Financial Services	10.6
Government National Mtg. Assoc.	5.8
Diversified Banking Institutions	5.1
United States Treasury Bonds	2.8
Real Estate Investment Trusts	1.6
Telephone-Integrated	1.6
Banks-Super Regional	1.5
Multimedia	1.5
Oil Companies-Exploration & Production	1.4
Oil Companies-Integrated	1.2
Sovereign	1.2
Federal Home Loan Mtg. Corp.	1.2
Electric-Integrated	1.1
Cable/Satellite TV	1.1
Pipelines	1.0
Computers	0.9
Medical-Drugs	0.9
Municipal Bonds	0.9
Finance-Investment Banker/Broker	0.8
Banks-Commercial	0.7
Medical-HMO	0.7
Insurance-Multi-line	0.6
Pharmacy Services	0.6
Telecom Services	0.6
Tobacco	0.6
Medical-Biomedical/Gene	0.5
Diversified Manufacturing Operations	0.5
Web Portals/ISP	0.5
Beverages-Non-alcoholic	0.5
Finance-Credit Card	0.5
Airlines	0.4
Insurance-Life/Health	0.4
Chemicals-Diversified	0.4
Semiconductor Components-Integrated Circuits	0.4
Insurance-Property/Casualty	0.4
Transport-Rail	0.4
Paper & Related Products	0.4
Electronic Components-Semiconductors	0.3
Enterprise Software/Service	0.3
Medical-Hospitals	0.3
Cosmetics & Toiletries	0.3
Finance-Auto Loans	0.3
Cellular Telecom	0.3
Retail-Auto Parts	0.3
Retail-Drug Store	0.3
Television	0.3
Food-Misc./Diversified	0.3
Agricultural Chemicals	0.3
Advertising Agencies	0.3
Steel-Producers	0.3
Oil & Gas Drilling	0.2
Retail-Apparel/Shoe	0.2
Casino Hotels	0.2
Retail-Discount	0.2
E-Commerce/Products	0.2
Instruments-Controls	0.2
Insurance-Mutual	0.2
Agricultural Operations	0.2
Networking Products	0.2
Aerospace/Defense-Equipment	0.2
Oil-Field Services	0.2
Finance-Consumer Loans	0.2
Computers-Memory Devices	0.2
Hotels/Motels	0.2
Retail-Building Products	0.2
Computers-Integrated Systems	0.2
Applications Software	0.2
Trucking/Leasing	0.2
Real Estate Operations & Development	0.2
Investment Management/Advisor Services	0.2
Commercial Services-Finance	0.2
Containers-Metal/Glass	0.2
Medical-Generic Drugs	0.2
Aerospace/Defense	0.2
Food-Retail	0.2
Rental Auto/Equipment	0.2
Medical Products	0.1
Auto-Cars/Light Trucks	0.1
Brewery	0.1
Food-Confectionery	0.1
Metal Processors & Fabrication	0.1
Retail-Restaurants	0.1
Electronic Components-Misc.	0.1
E-Commerce/Services	0.1
Consumer Products-Misc.	0.1
Electric Products-Misc.	0.1
Retail-Major Department Stores	0.1
Gas-Distribution	0.1
Software Tools	0.1
Oil Refining & Marketing	0.1
Machinery-Farming	0.1
Computer Services	0.1
Wireless Equipment	0.1
Transport-Services	0.1
Independent Power Producers	0.1
Distribution/Wholesale	0.1
Publishing-Newspapers	0.1
Beverages-Wine/Spirits	0.1
Athletic Footwear	0.1
Electronic Connectors	0.1
Auto-Heavy Duty Trucks	0.1
Security Services	0.1
Retail-Regional Department Stores	0.1
Savings & Loans/Thrifts	0.1
Retail-Automobile	0.1
Retail-Sporting Goods	0.1
Diversified Minerals	0.1
Internet Content-Entertainment	0.1
Toys	0.1
Computer Aided Design	0.1
Insurance Brokers	0.1
Broadcast Services/Program	0.1
Electronic Security Devices	0.1
Retail-Jewelry	0.1
Oil Field Machinery & Equipment	0.1
Metal-Copper	0.1
Retail-Propane Distribution	0.1

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Retail-Gardening Products	0.1%
Engineering/R&D Services	0.1
Retail-Pet Food & Supplies	0.1
Commercial Services	0.1
Building & Construction Products-Misc.	0.1
Data Processing/Management	0.1
117.3%
Credit Quality†#
Aaa	56.5%
Aa	1.6
A	8.8
Baa	21.5
Ba	4.2
B	1.7
Caa	1.6
Ca	0.2
Not Rated@	3.9
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 16.3%
Aerospace/Defense — 0.1%
Boeing Co.	645	$75,788
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	915	98,655
Agricultural Chemicals — 0.2%
Monsanto Co.	1,889	197,155
Airlines — 0.1%
United Continental Holdings, Inc.†	2,219	68,145
Apparel Manufacturers — 0.0%
Ralph Lauren Corp.	216	35,582
Applications Software — 0.2%
Intuit, Inc.	1,192	79,042
Microsoft Corp.	2,613	87,039
		166,081
Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,091	79,250
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	8,194	138,233
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,337	74,417
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.	377	38,224
Banks-Commercial — 0.0%
Regions Financial Corp.	2,971	27,511
Banks-Fiduciary — 0.0%
State Street Corp.	219	14,399
Banks-Super Regional — 0.5%
Capital One Financial Corp.	1,729	118,851
Comerica, Inc.	1,190	46,779
Fifth Third Bancorp	2,588	46,688
PNC Financial Services Group, Inc.	558	40,427
SunTrust Banks, Inc.	1,563	50,672
US Bancorp	2,471	90,389
Wells Fargo & Co.	2,161	89,293
		483,099
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	2,489	94,283
Monster Beverage Corp.†	728	38,038
PepsiCo, Inc.	1,315	104,543
		236,864
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,168	79,576
Cable/Satellite TV — 0.2%
Comcast Corp., Class A	2,244	101,317
Time Warner Cable, Inc.	582	64,951
		166,268
Casino Hotels — 0.2%
MGM Resorts International†	6,700	136,948
Wynn Resorts, Ltd.	457	72,211
		209,159
Security Description	Shares	Value (Note 2)
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	2,364	$61,393
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	1,369	72,270
Dow Chemical Co.	1,581	60,710
E.I. du Pont de Nemours & Co.	225	13,176
LyondellBasell Industries NV, Class A	1,799	131,741
		277,897
Commercial Services-Finance — 0.2%
MasterCard, Inc., Class A	165	111,009
Vantiv, Inc., Class A†	1,103	30,818
		141,827
Computer Aided Design — 0.1%
ANSYS, Inc.†	710	61,429
Computer Services — 0.1%
International Business Machines Corp.	327	60,554
Computers — 0.7%
Apple, Inc.	1,371	653,624
Hewlett-Packard Co.	721	15,127
		668,751
Computers-Integrated Systems — 0.2%
NCR Corp.†	2,962	117,325
Teradata Corp.†	633	35,093
		152,418
Computers-Memory Devices — 0.1%
EMC Corp.	2,879	73,587
NetApp, Inc.	710	30,260
		103,847
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	1,048	98,743
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	2,001	84,602
Containers-Paper/Plastic — 0.0%
Rock Tenn Co., Class A	331	33,520
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	3,900	231,270
Procter & Gamble Co.	451	34,091
		265,361
Distribution/Wholesale — 0.1%
Fastenal Co.	1,240	62,310
WW Grainger, Inc.	89	23,292
		85,602
Diversified Banking Institutions — 0.6%
Bank of America Corp.	2,951	40,724
Citigroup, Inc.	2,405	116,667
Goldman Sachs Group, Inc.	812	128,466
JPMorgan Chase & Co.	3,838	198,386
Morgan Stanley	1,623	43,740
		527,983

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Manufacturing Operations — 0.4%
Colfax Corp.†	851	$48,073
Danaher Corp.	1,405	97,395
Dover Corp.	1,588	142,650
Eaton Corp. PLC	256	17,623
General Electric Co.	2,789	66,629
		372,370
E-Commerce/Products — 0.2%
Amazon.com, Inc.†	346	108,174
eBay, Inc.†	2,046	114,146
		222,320
E-Commerce/Services — 0.1%
priceline.com, Inc.†	77	77,843
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,585	102,550
Electric-Integrated — 0.1%
Dominion Resources, Inc.	269	16,807
Duke Energy Corp.	536	35,794
NextEra Energy, Inc.	252	20,201
PG&E Corp.	600	24,552
		97,354
Electric-Transmission — 0.0%
Brookfield Infrastructure Partners LP	1,067	40,567
Electronic Components-Misc. — 0.1%
TE Connectivity, Ltd.	2,103	108,893
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A	1,152	29,963
Intel Corp.	1,993	45,680
International Rectifier Corp.†	1,659	41,093
Micron Technology, Inc.†	2,976	51,991
ON Semiconductor Corp.†	3,887	28,375
Texas Instruments, Inc.	1,455	58,593
Xilinx, Inc.	1,345	63,027
		318,722
Electronic Connectors — 0.1%
Amphenol Corp., Class A	995	76,993
Electronic Design Automation — 0.0%
Cadence Design Systems, Inc.†	2,633	35,546
Electronic Measurement Instruments — 0.0%
National Instruments Corp.	1,294	40,023
Electronic Security Devices — 0.1%
Tyco International, Ltd.	1,633	57,122
Engineering/R&D Services — 0.1%
Fluor Corp.	375	26,610
KBR, Inc.	706	23,044
		49,654
Enterprise Software/Service — 0.3%
Informatica Corp.†	2,215	86,319
Oracle Corp.	6,442	213,681
		300,000
Finance-Credit Card — 0.2%
American Express Co.	669	50,523
Security Description	Shares	Value (Note 2)
Finance-Credit Card (continued)
Visa, Inc., Class A	499	$95,359
		145,882
Finance-Investment Banker/Broker — 0.1%
LPL Financial Holdings, Inc.	878	33,636
TD Ameritrade Holding Corp.	1,595	41,757
		75,393
Food-Confectionery — 0.1%
Hershey Co.	1,305	120,712
Food-Misc./Diversified — 0.2%
McCormick & Co., Inc.	1,106	71,558
Mondelez International, Inc., Class A	2,410	75,722
		147,280
Food-Retail — 0.1%
Whole Foods Market, Inc.	1,414	82,719
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	595	25,561
Marriott International, Inc., Class A	1,522	64,015
Starwood Hotels & Resorts Worldwide, Inc.	892	59,274
		148,850
Human Resources — 0.0%
Monster Worldwide, Inc.†	7,417	32,783
Instruments-Controls — 0.2%
Honeywell International, Inc.	1,508	125,224
Sensata Technologies Holding NV†	2,304	88,174
		213,398
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	1,284	100,126
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	3,247	101,047
MetLife, Inc.	1,233	57,889
		158,936
Insurance-Property/Casualty — 0.1%
Chubb Corp.	316	28,206
Travelers Cos., Inc.	390	33,060
		61,266
Internet Content-Entertainment — 0.1%
Pandora Media, Inc.†	2,614	65,690
Investment Management/Advisor Services — 0.1%
Invesco, Ltd.	1,271	40,545
T. Rowe Price Group, Inc.	433	31,146
		71,691
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	409	34,098
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	328	43,581
Medical Information Systems — 0.0%
athenahealth, Inc.†	261	28,334

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Products — 0.1%
Covidien PLC	1,133	$69,045
Varian Medical Systems, Inc.†	579	43,269
		112,314
Medical-Biomedical/Gene — 0.4%
Alexion Pharmaceuticals, Inc.†	565	65,630
Celgene Corp.†	518	79,736
Gilead Sciences, Inc.†	2,472	155,341
NPS Pharmaceuticals, Inc.†	1,161	36,931
Vertex Pharmaceuticals, Inc.†	569	43,142
		380,780
Medical-Drugs — 0.8%
Abbott Laboratories	1,509	50,084
AbbVie, Inc.	1,291	57,746
Allergan, Inc.	477	43,145
Bristol-Myers Squibb Co.	2,348	108,665
Eli Lilly & Co.	1,258	63,315
Jazz Pharmaceuticals PLC†	515	47,365
Johnson & Johnson	432	37,450
Medivation, Inc.†	1,874	112,328
Merck & Co., Inc.	317	15,092
Pfizer, Inc.	4,265	122,448
Zoetis, Inc.	2,228	69,335
		726,973
Medical-Generic Drugs — 0.1%
Actavis PLC†	338	48,672
Medical-HMO — 0.2%
Aetna, Inc.	975	62,420
UnitedHealth Group, Inc.	1,135	81,277
		143,697
Medical-Hospitals — 0.0%
HCA Holdings, Inc.	898	38,390
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	478	108,621
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,672	55,310
Multimedia — 0.4%
Time Warner, Inc.	681	44,817
Twenty-First Century Fox, Inc., Class A	3,634	121,739
Walt Disney Co.	2,749	177,283
		343,839
Networking Products — 0.2%
Cisco Systems, Inc.	8,276	193,824
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	633	43,645
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	1,065	99,034
Cabot Oil & Gas Corp.	108	4,031
Cobalt International Energy, Inc.†	1,160	28,838
EOG Resources, Inc.	909	153,875
EQT Corp.	307	27,237
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Noble Energy, Inc.	924	$61,917
Occidental Petroleum Corp.	1,107	103,549
Pioneer Natural Resources Co.	214	40,403
Range Resources Corp.	104	7,893
		526,777
Oil Companies-Integrated — 0.3%
Chevron Corp.	1,056	128,304
Exxon Mobil Corp.	905	77,866
Hess Corp.	990	76,567
Phillips 66	379	21,914
		304,651
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	718	56,083
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp.	747	48,047
Valero Energy Corp.	1,245	42,517
		90,564
Oil-Field Services — 0.2%
Core Laboratories NV	148	25,043
Halliburton Co.	1,135	54,650
Schlumberger, Ltd.	1,024	90,481
		170,174
Pharmacy Services — 0.3%
Express Scripts Holding Co.†	3,521	217,527
Omnicare, Inc.	1,132	62,826
		280,353
Real Estate Investment Trusts — 0.2%
American Tower Corp.	1,053	78,059
Host Hotels & Resorts, Inc.	2,018	35,658
Lexington Realty Trust	1,958	21,988
Simon Property Group, Inc.	256	37,947
Ventas, Inc.	473	29,090
		202,742
Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	376	32,825
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	2,779	61,583
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	478	16,152
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	981	34,698
L Brands, Inc.	1,134	69,287
PVH Corp.	310	36,794
		140,779
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	271	114,560
Retail-Building Products — 0.0%
Home Depot, Inc.	359	27,230
Retail-Discount — 0.2%
Costco Wholesale Corp.	1,089	125,366
Target Corp.	922	58,989

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Discount (continued)
Wal-Mart Stores, Inc.	522	$38,607
		222,962
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,261	71,562
Retail-Gardening Products — 0.1%
Tractor Supply Co.	754	50,646
Retail-Jewelry — 0.1%
Tiffany & Co.	733	56,162
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	397	22,311
TJX Cos., Inc.	1,404	79,172
		101,483
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	651	49,645
Retail-Regional Department Stores — 0.1%
Macy's, Inc.	1,590	68,799
Retail-Restaurants — 0.1%
Dunkin' Brands Group, Inc.	442	20,005
Starbucks Corp.	1,042	80,203
		100,208
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	1,258	67,152
Semiconductor Components-Integrated Circuits — 0.2%
Atmel Corp.†	8,221	61,164
QUALCOMM, Inc.	1,199	80,765
		141,929
Semiconductor Equipment — 0.0%
KLA-Tencor Corp.	531	32,311
Software Tools — 0.1%
VMware, Inc., Class A†	1,216	98,374
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	609	44,621
United States Steel Corp.	1,378	28,373
		72,994
Telecom Services — 0.1%
Amdocs, Ltd.	1,919	70,312
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	1,645	76,756
Television — 0.1%
CBS Corp., Class B	1,370	75,569
Tobacco — 0.1%
Philip Morris International, Inc.	1,325	114,732
Toys — 0.1%
Mattel, Inc.	1,503	62,916
Transactional Software — 0.0%
Solera Holdings, Inc.	852	45,045
Transport-Rail — 0.3%
Kansas City Southern	334	36,526
Union Pacific Corp.	1,292	200,700
		237,226
Security Description	Shares/ Prinicpal Amount(12)	Value (Note 2)
Transport-Services — 0.1%
FedEx Corp.	772	$88,093
Web Portals/ISP — 0.5%
Google, Inc., Class A†	477	417,809
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,577	93,642
Total Common Stock (cost $12,616,294)		14,879,894
PREFERRED SECURITIES — 0.1%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%	400	9,416
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	350	6,647
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Sereis Z 0.00%†	400	2,340
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd. Series E 5.38%	700	13,671
Telecom Services — 0.1%
Qwest Corp. 6.13%	750	15,870
Total Preferred Securities (cost $61,174)		47,944
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(1)	$15,000	13,125
Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(1)	10,000	11,000
Diversified Banking Institutions — 0.1%
BAC Capital Trust XIII FRS Series F 4.00% due 10/15/2013(1)	41,000	31,160
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(1)	17,000	14,875
JPMorgan Chase & Co. FRS Series R 6.00% due 08/01/2023(1)	19,000	17,812
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(1)	10,000	10,850
JPMorgan Chase Capital XXIII FRS 1.26% due 05/15/2077	5,000	3,675
		78,372

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS Jr. Sub. Notes 6.25% due 06/15/2023(1)	$100,000	$101,000
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(6)	8,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	12,000	11,100
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	11,000	10,361
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	85,000	96,369
ING US, Inc. FRS 5.65% due 05/15/2053	35,000	31,995
MetLife, Inc. 6.40% due 12/15/2066	14,000	14,140
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	125,000	172,265
		314,769
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II 9.70% due 04/01/2030	175,000	245,875
Total Preferred Securities/Capital Securities (cost $748,429)		785,603
ASSET BACKED SECURITIES — 9.7%
Diversified Financial Services — 9.7%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class B 1.59% due 07/10/2017	5,000	5,034
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	120,000	122,548
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	153,501	155,814
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	53,909	54,497
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	62,187	63,215
Security Description	Prinicpal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	$195,000	$205,085
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.74% due 02/10/2051(2)	135,000	150,920
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(3)	20,560	20,455
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(3)	100,156	98,437
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(3)	36,454	34,993
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(2)	130,000	139,269
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(2)	135,000	126,457
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.51% due 02/25/2036(3)	309,956	253,691
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.73% due 01/25/2035(3)	23,491	22,847
Bear Stearns ALT-A Trust FRS Series 2004-10, Class 1A3 1.17% due 09/25/2034(3)	21,787	21,588
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(2)	60,000	67,727
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	27,250	27,050
Capital Auto Receivables Asset Trust, Series 2013-2, Class A3 1.24% due 10/20/2017	12,000	12,034
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.39% due 07/15/2025*	250,000	247,646
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 12/10/2049(2)	20,000	22,617
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(3)	175,987	147,758
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(2)	196,126	220,900

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.00% due 12/10/2049(2)	$90,000	$101,326
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(2)	70,000	66,361
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(2)	15,000	14,293
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(2)	155,000	149,101
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(2)	60,000	65,661
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(2)	27,666	27,863
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% due 01/25/2037(3)	179,180	141,255
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(3)	25,000	24,938
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(3)	437	434
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	149,464	136,328
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(3)	7,449	6,964
CPS Auto Trust Series 2012-D, Class A 1.48% due 03/16/2020*	68,201	68,250
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(2)	61,998	67,714
Entergy Arkansas Restoration Funding LLC Series 2010-A, Class A1 2.30% due 08/01/2021	115,297	118,591
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(3)	274,665	247,315
Security Description	Prinicpal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(3)	$2,334	$2,345
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	155,000	155,768
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(2)	155,000	171,501
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	13,000	12,943
GS Mtg. Securities Corp. II Series 2013-GC10, Class A5 2.94% due 02/10/2046(2)	50,000	47,242
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(2)	160,000	149,204
GS Mtg. Securities Corp. II Series 2013-GC14, Class A2 3.00% due 08/10/2046(2)	25,000	25,880
GS Mtg. Securities Corp. II Series 2013-GC12, Class A4 3.14% due 06/10/2046(2)	60,000	57,290
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(2)	100,000	99,027
GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(2)	145,000	158,044
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(2)	40,000	45,342
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(2)	170,000	169,850
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(2)	556,808	567,683
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(2)	150,000	162,483
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.74% due 03/25/2037(3)	60,167	49,175
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.78% due 01/25/2036(3)	121,366	111,857
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.79% due 04/25/2036(3)	22,571	18,686
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.82% due 04/25/2035(3)	86,192	81,243

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	$4,000	$4,013
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.71% due 05/25/2035(3)	150,625	128,740
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(2)	77,747	75,631
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(2)	70,000	65,794
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(2)	145,000	145,569
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(2)	24,900	27,390
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.86% due 06/15/2038(2)	135,000	148,574
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.15% due 04/15/2041(2)	60,000	69,374
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.54% due 12/25/2034(3)	104,892	106,554
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.56% due 02/25/2035(3)	52,218	52,252
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(2)	45,000	52,319
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	90,730	82,311
MortgageIT Trust FRS Series 2005-4, Class A1 0.45% due 10/25/2035(3)	357,250	307,723
MortgageIT Trust FRS Series 2004-2, Class A1 0.91% due 12/25/2034(3)	6,025	5,756
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.60% due 08/25/2034	2,113	2,167
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% due 02/25/2037	62,673	33,507
Security Description	Prinicpal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	$155,000	$157,986
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	85,000	86,762
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% due 05/25/2037	163,936	87,210
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.49% due 02/20/2047(3)	193,092	160,885
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	10,609	10,638
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(3)	100,000	96,391
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(3)	4,606	4,738
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.42% due 04/25/2045(3)	188,245	188,662
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	37,251	37,697
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(2)	70,000	67,108
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(2)	120,000	118,971
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	30,000	30,131
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	19,000	20,729
Wells Fargo Commercial Mtg. Trust Series 2012-LC5, Class A3 2.92% due 10/15/2045(2)	70,260	66,606
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(3)	305,871	306,378
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(3)	116,358	101,480
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.63% due 06/25/2035(3)	9,939	9,965

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.67% due 03/25/2035(3)	$209,561	$211,378
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.13% due 02/15/2044*(2)(4)	1,089,285	44,806
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	10,000	10,009
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(2)	55,000	56,790
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(2)	90,000	98,900
Total Asset Backed Securities (cost $8,721,055)		8,824,433
U.S. CORPORATE BONDS & NOTES — 22.4%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	10,000	9,361
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	218,000	228,355
		237,716
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	10,000	10,000
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	15,000	14,412
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	35,000	37,450
		51,862
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	45,000	49,163
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	3,000	2,936
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	27,000	27,143
		79,242
Security Description	Prinicpal Amount(12)	Value (Note 2)
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 3.45% due 06/01/2023	$45,000	$41,706
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	188,000	199,125
Airlines — 0.3%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	1,484	1,573
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	12,910	13,120
Continental Airlines, Inc. Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	105,000	101,587
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	22,214	23,380
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	60,703	62,142
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	85,136	96,204
		298,006
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	5,000	5,275
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	40,000	40,000
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	15,000	14,212
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	3,000	3,075
Chassix, Inc. Senior Sec. Notes 9.25% due 08/01/2018*	2,000	2,115
		5,190

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	$50,000	$52,500
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	6,000	5,924
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	17,000	16,501
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	11,000	11,368
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	22,000	23,099
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	19,000	18,841
		128,233
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	13,000	13,117
Banks-Mortgage — 0.0%
Provident Funding Associates LP/ PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	5,000	5,025
Banks-Super Regional — 1.0%
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	50,000	47,243
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	150,000	167,048
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	125,000	139,345
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	140,000	147,802
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,132
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	115,000	132,844
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	175,000	172,204
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	127,000	124,350
		932,968
Security Description	Prinicpal Amount(12)	Value (Note 2)
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc. Senior Notes 2.25% due 01/07/2019	$170,000	$170,417
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	5,000	4,588
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	27,000	27,122
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	65,000	95,622
		122,744
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	55,000	57,750
Building & Construction Products-Misc. — 0.1%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	10,000	10,628
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	30,000	36,483
		47,111
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,200
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/2032	25,000	24,812
Cable/Satellite TV — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	7,000	6,720
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	85,000	86,275
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	65,000	65,975
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	125,000	117,881
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	145,000	125,156

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
COX Communications, Inc. Senior Notes 8.38% due 03/01/2039*	$100,000	$118,616
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	5,000	5,725
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	120,000	112,002
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	25,000	21,270
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	5,000	4,925
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	90,000	94,613
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	12,672
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	60,000	51,064
		822,894
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	4,000	3,680
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/2020	15,000	16,837
		20,517
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	130,000	132,028
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	5,000	5,013
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	16,000	17,200
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	2,000	2,035
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	25,000	29,312
Security Description	Prinicpal Amount(12)	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Senior Notes 5.25% due 09/01/2018*	$15,000	$15,262
		200,850
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	5,000	5,400
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	70,000	73,113
		78,513
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	3,000	3,390
Chemicals-Specialty — 0.0%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	5,000	4,688
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	10,000	12,125
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	2,000	1,980
		18,793
Coal — 0.0%
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	10,000	10,625
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	15,000	16,087
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,160
		30,872
Commercial Services — 0.1%
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	50,000	49,625
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	4,000	4,220
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	11,000	11,649

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	$20,000	$24,447
		36,096
Computers — 0.2%
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	45,000	46,138
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	180,000	176,780
		222,918
Computers-Integrated Systems — 0.0%
Brocade Communications Systems Inc. Company Guar. Notes 4.63% due 01/15/2023*	15,000	13,838
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	4,000	4,125
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	3,000	3,011
		7,136
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	55,000	49,362
Crown Americas LLC/ Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	5,000	4,575
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	6,000	6,600
		60,537
Containers-Paper/Plastic — 0.0%
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	3,000	3,375
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.00% due 03/15/2023	10,000	10,062
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	5,000	4,537
		14,599
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018	35,000	37,100
Security Description	Prinicpal Amount(12)	Value (Note 2)
Data Processing/Management (continued)
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	$5,000	$5,262
		42,362
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	8,000	8,456
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	5,000	5,213
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	5,000	5,125
		10,338
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(5)	2,100	2,184
Diversified Banking Institutions — 3.7%
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	125,000	141,065
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	150,000	169,863
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,623
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	50,000	48,493
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	125,000	124,306
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	71,000	64,070
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	70,000	72,638
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	26,000	25,888
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	155,000	155,999
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	40,000	43,076
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	205,000	261,835

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	$70,000	$69,504
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	24,000	25,900
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	25,000	27,538
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	85,000	93,631
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	180,000	189,680
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	95,000	108,656
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	35,533
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	50,000	52,182
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	55,000	66,455
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	4,000	3,874
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	100,000	94,339
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	185,000	167,770
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	10,000	10,485
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	56,973
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	290,000	301,917
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	180,000	178,780
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	125,000	143,540
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	11,000	12,888
Morgan Stanley Senior Notes 2.13% due 04/25/2018	14,000	13,645
Security Description	Prinicpal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.75% due 03/22/2017	$32,000	$34,551
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	120,000	120,063
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	110,378
Morgan Stanley Senior Notes 5.50% due 07/28/2021	12,000	13,124
Morgan Stanley Senior Notes 5.63% due 09/23/2019	150,000	167,388
Morgan Stanley Notes 6.63% due 04/01/2018	100,000	116,096
		3,326,746
Diversified Financial Services — 0.8%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	19,000	19,127
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	230,000	245,116
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	109,000	123,496
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	125,000	143,430
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	108,000	119,219
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	73,000	87,074
		737,462
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	6,000	6,300
Textron, Inc. Senior Notes 4.63% due 09/21/2016	21,000	22,659
		28,959
E-Commerce/Services — 0.0%
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	5,000	4,600
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	31,000	30,767
		35,367

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	$4,000	$3,472
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,805
Electric-Integrated — 1.0%
Dayton Power & Light Co. 1st Mtg. Notes 1.88% due 09/15/2016*	12,000	12,093
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	26,955
DPL, Inc. Senior Notes 7.25% due 10/15/2021	40,000	40,900
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	35,000	33,122
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	265,000	265,594
Edison International Senior Notes 3.75% due 09/15/2017	96,000	101,638
Entergy Corp. Senior Notes 3.63% due 09/15/2015	120,000	124,354
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	7,000	6,690
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	6,000	5,487
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	14,000	14,142
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,300
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	5,000	5,399
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	20,000	22,000
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	13,000	14,100
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	19,000	18,747
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	96,507
Security Description	Prinicpal Amount(12)	Value (Note 2)
Electric-Integrated (continued)
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	$11,000	$11,998
Southern California Edison Co. 1st Mtg. Notes 3.50% due 10/01/2023	12,000	11,983
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	10,000	9,885
Southern Co. Senior Notes 2.45% due 09/01/2018	9,000	9,088
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	50,000	60,333
		898,315
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	6,000	5,730
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	22,000	23,296
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	3,000	3,113
Entertainment Software — 0.0%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	25,000	25,031
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	8,000	8,036
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	250,000	264,938
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,538
		278,512
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	10,000	11,420
SLM Corp. Notes 5.50% due 01/15/2019	25,000	24,756
SLM Corp. Senior Notes 6.25% due 01/25/2016	101,000	107,565
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,175

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
SLM Corp. Senior Notes 8.45% due 06/15/2018	$15,000	$16,913
		170,829
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 2.65% due 12/02/2022	275,000	252,578
Finance-Investment Banker/Broker — 0.7%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	10,000	11,978
Lehman Brothers Holdings, Inc. Escrow Notes 1.00% due 04/04/2016†	10,000	2,600
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(6)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(6)	11,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	400,000	411,972
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	150,000	176,776
		603,328
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	15,000	15,637
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	5,000	4,913
		20,550
Finance-Other Services — 0.0%
Denali Borrower LLC/Denali Finance Corp. Senior Sec. Notes 5.63% due 10/15/2020*	2,000	1,942
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	7,000	7,048
		8,990
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	4,000	4,160
Food-Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	65,000	78,840
Security Description	Prinicpal Amount(12)	Value (Note 2)
Food-Misc./Diversified (continued)
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	$14,000	$16,432
		95,272
Food-Retail — 0.1%
Kroger Co. Senior Notes 3.85% due 08/01/2023	30,000	29,547
Kroger Co. Senior Notes 5.15% due 08/01/2043	10,000	9,787
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	4,000	3,800
		43,134
Funeral Services & Related Items — 0.0%
Service Corp International Senior Notes 5.38% due 01/15/2022*	10,000	9,538
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	100,265
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,169
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	20,000	20,700
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	25,841	27,456
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	40,000	42,500
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,388
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,625
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,487
		86,456
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	61,000	61,314

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.3%
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	$130,000	$129,390
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	6,000	6,714
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	3,966
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	11,000	11,016
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	14,000	15,021
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	85,000	84,070
		250,177
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	120,000	125,449
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	10,000	10,184
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	120,000	173,758
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	20,000	19,958
		203,900
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 4.00% due 10/15/2023	70,000	70,820
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	4,000	4,120
		74,940
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016	12,000	12,078
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	60,000	69,750
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	25,000	27,437
		97,187
Security Description	Prinicpal Amount(12)	Value (Note 2)
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	$4,000	$3,970
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	6,000	6,248
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	13,720
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	20,000	22,200
		35,920
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	60,000	59,158
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	20,000	19,415
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	35,000	41,665
		120,238
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	115,000	115,416
AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	9,000	8,926
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	6,000	6,180
		130,522
Medical-Generic Drugs — 0.1%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022	17,000	15,938
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	45,000	45,186
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*	5,000	4,991
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	22,000	25,103
		91,218
Medical-HMO — 0.5%
Cigna Corp. Senior Notes 4.38% due 12/15/2020	17,000	18,031

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
Cigna Corp. Senior Notes 6.15% due 11/15/2036	$4,000	$4,595
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	75,000	73,287
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	65,000	64,430
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,014
WellPoint, Inc. Senior Notes 3.70% due 08/15/2021	125,000	125,518
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	100,000	97,410
		413,285
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,140
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	50,000	50,875
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,137
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	43,350
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	90,000	96,750
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,000	3,113
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*	50,000	51,125
		252,490
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	7,000	6,825
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	10,000	10,575
Multimedia — 1.1%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	270,000	307,288
Security Description	Prinicpal Amount(12)	Value (Note 2)
Multimedia (continued)
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	$125,000	$147,846
News America, Inc. Company Guar. Notes 4.00% due 10/01/2023*	15,000	15,016
News America, Inc. Company Guar. Notes 5.40% due 10/01/2043*	13,000	13,015
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	145,000	156,990
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	25,000	30,099
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	10,000	12,021
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	135,000	157,470
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	12,000	13,082
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	13,000	12,929
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	132,000	106,824
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	29,000	29,523
		1,002,103
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,150
Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,275
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	23,000	27,610
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	30,000	33,623
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	75,000	86,132
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	5,000	4,650

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	$5,000	$5,300
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	3,000	3,008
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	4,906
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	29,000	29,181
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	10,000	9,150
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,675
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,255
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,275
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2019*	5,000	4,713
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	20,000	19,350
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	15,000	15,600
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	5,000	5,013
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	3,920
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	45,000	51,877
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	9,000	9,655
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	15,000	16,054
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	8,000	8,580
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,313
Security Description	Prinicpal Amount(12)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	$30,000	$31,500
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	15,000	16,162
Samson Investment Co. Company Guar. Notes 10.25% due 02/15/2020*	3,000	3,180
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,137
		429,094
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	14,952
Hess Corp. Senior Notes 5.60% due 02/15/2041	16,000	16,449
Hess Corp. Senior Notes 7.88% due 10/01/2029	5,000	6,270
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	5,000	4,368
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	13,000	13,253
		55,292
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	7,000	7,603
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,300
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,600
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	45,000	48,375
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	16,000	15,597
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	23,000	25,738
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	35,000	40,882
		134,192

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.3%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	$250,000	$253,990
Pipelines — 1.0%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	6,000	5,640
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,820
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	65,000	72,493
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	5,000	4,343
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	3,000	3,184
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	71,000	75,970
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	125,000	116,436
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	188,000	186,638
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	12,000	14,545
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,337
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	200,000	196,247
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	55,000	59,648
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	5,000	4,713
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	170,000	167,237
		915,251
Security Description	Prinicpal Amount(12)	Value (Note 2)
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	$38,000	$37,525
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	20,000	19,850
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	61,000	59,780
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,275
		84,905
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,000	2,985
Real Estate Investment Trusts — 1.4%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	165,000	186,536
American Tower Corp. Senior Notes 3.40% due 02/15/2019	19,000	18,779
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,369
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	125,000	136,964
Duke Realty LP Senior Notes 6.75% due 03/15/2020	65,000	75,123
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,528
HCP, Inc. Senior Notes 6.00% due 01/30/2017	125,000	140,575
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	5,000	5,266
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	141,000	150,676
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	25,000	27,067
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	175,000	191,138
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	32,355

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Liberty Property LP Senior Notes 4.13% due 06/15/2022	$30,000	$29,763
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	75,000	76,056
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	42,000	42,214
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	65,000	61,950
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	100,000	105,311
		1,295,670
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	5,000	4,687
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,800
		15,487
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,608
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	130,000	132,666
		143,274
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(6)(7)	10,000	0
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	53,319
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,195
		56,514
Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Senior Notes 7.60% due 07/15/2037	10,000	10,037
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	30,000	33,900
Security Description	Prinicpal Amount(12)	Value (Note 2)
Retail-Apparel/Shoe (continued)
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	$20,000	$22,100
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	25,000	27,250
		93,287
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	100,000	92,369
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	55,000	56,205
		148,574
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	65,000	67,681
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	140,000	141,686
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/2027	10,000	11,898
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	129,940	151,146
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	9,349	10,100
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	13,457	14,526
		187,670
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	20,000	20,050
Retail-Propane Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	27,000	27,810
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	25,000	24,937
		52,747
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	3,000	2,805

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	$5,000	$5,525
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	5,000	5,275
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	3,000	3,262
		14,062
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	15,000	15,862
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	14,000	14,758
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	27,000	31,295
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	16,000	18,610
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	5,000	5,145
		69,808
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	9,000	8,379
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	6,000	5,236
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	6,205
		19,820
Security Services — 0.1%
ADT Corp. Senior Notes 2.25% due 07/15/2017	20,000	19,101
ADT Corp. Senior Notes 3.50% due 07/15/2022	16,000	13,526
ADT Corp. Senior Notes 6.25% due 10/15/2021*	39,000	39,585
		72,212
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021*	2,000	1,975
Security Description	Prinicpal Amount(12)	Value (Note 2)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	$10,000	$10,750
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	18,000	19,395
		30,145
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	4,000	3,910
Steel-Producers — 0.2%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	3,000	3,270
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	135,000	133,017
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	13,000	12,186
Nucor Corp. Senior Notes 4.00% due 08/01/2023	12,000	11,744
		160,217
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	10,875
Telecom Services — 0.4%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	12,000	13,088
Qwest Corp. Senior Notes 7.50% due 10/01/2014	15,000	15,894
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020	5,000	4,962
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	120,000	119,494
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	245,000	249,591
		403,029
Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	5,000	5,524
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	11,000	11,817
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	10,000	10,575

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	$56,000	$63,560
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	6,000	6,630
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,290
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	137,000	144,356
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	114,000	122,184
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	13,000	14,437
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	426,000	480,927
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	150,000	184,457
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	80,000	89,200
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	15,000	16,125
		1,152,082
Television — 0.2%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	120,000	153,401
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	3,000	2,828
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	12,000	15,847
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	65,000	85,932
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	25,000	30,312
		132,091
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.90% due 03/30/2023	27,000	26,110
Security Description	Prinicpal Amount(12)	Value (Note 2)
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	$12,000	$13,033
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	3,000	3,244
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	135,000	137,502
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	4,997
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	20,000	20,934
		163,433
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	10,000	9,450
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	10,000	10,300
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,312
Total U.S. Corporate Bonds & Notes (cost $20,002,166)		20,457,959
FOREIGN CORPORATE BONDS & NOTES — 3.9%
Aerospace/Defense-Equipment — 0.0%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	10,000	9,212
Banks-Commercial — 0.6%
Abbey National Treasury Services PLC Bank Guar. Notes 3.05% due 08/23/2018	8,000	8,127
Bank of Montreal Senior Notes 1.45% due 04/09/2018	17,000	16,613
Bank of Nova Scotia Senior Notes 1.38% due 07/15/2016	11,000	11,076
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	111,079

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	$120,000	$131,352
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*	230,000	231,086
		509,333
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 5.45% due 10/01/2043	14,000	13,874
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	2,000	2,005
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023*	23,000	22,137
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	40,000	44,400
		66,537
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	4,000	3,880
Diversified Banking Institutions — 0.7%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	60,000	60,810
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	25,000	27,045
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	230,000	253,352
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	117,850
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	97,000	99,082
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	40,297
		598,436
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	20,000	22,450
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	30,000	33,900
Security Description	Prinicpal Amount(12)	Value (Note 2)
Diversified Manufacturing Operations (continued)
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	$9,000	$8,971
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	19,000	18,869
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	7,000	7,026
		91,216
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 2.05% due 09/30/2018	6,000	6,008
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	13,000	13,100
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 09/30/2043	19,000	19,351
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	6,000	6,000
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	23,000	21,376
		65,835
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	5,000	4,750
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,173
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	8,000	8,220
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	10,950
Medical Products — 0.0%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	10,000	9,839
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	12,000	11,410
		21,249

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	$180,000	$193,104
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	16,000	17,785
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	7,000	7,432
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	7,000	7,866
		226,187
Oil Companies-Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	21,000	26,179
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	184,000
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	20,000	21,400
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	11,000	10,780
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	45,000	55,228
		297,587
Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	31,000	31,265
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	20,000	20,586
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	20,000	18,267
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	80,000	80,634
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	275,000	272,002
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019	50,000	47,021
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021	120,000	120,550
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	85,000	82,197
Security Description	Prinicpal Amount(12)	Value (Note 2)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	$96,000	$87,153
Shell International Finance BV Company Guar. Notes 3.63% due 08/21/2042	11,000	9,610
		769,285
Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 7.75% due 12/15/2017	35,000	36,575
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*	100,000	107,500
		144,075
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000	3,930
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	3,000	3,105
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	192,682
Telecom Services — 0.0%
Vivendi SA Senior Notes 2.40% due 04/10/2015*	30,000	30,607
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	100,000	138,569
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	30,000	28,500
Tobacco — 0.3%
Imperial Tobacco Finance PLC Company Guar. Notes 3.50% due 02/11/2023*	250,000	235,619
Transport-Rail — 0.1%
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023*	50,000	45,974
Total Foreign Corporate Bonds & Notes (cost $3,564,733)		3,524,790

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)		Value (Note 2)
FOREIGN GOVERNMENT AGENCIES — 1.2%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		$13,000	$13,019
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		17,000	17,703
Sovereign — 1.2%
Bolivarian Republic of Venezuela Senior Notes 7.00% due 03/31/2038		2,000	1,305
Bolivarian Republic of Venezuela Senior Notes 9.25% due 05/07/2028		5,000	3,925
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2021	BRL	1,400,000	600,309
Dominican Republic Senior Notes 9.04% due 01/23/2018		4,918	5,349
Federal Republic of Brazil Senior Notes 7.13% due 01/20/2037		12,000	14,100
Federal Republic of Brazil Senior Notes 12.25% due 03/06/2030		2,000	3,345
Federal Republic of Brazil Notes 7.88% due 03/07/2015		4,000	4,370
Federal Republic of Brazil Notes 8.25% due 01/20/2034		5,000	6,512
Federal Republic of Brazil Notes 11.00% due 08/17/2040		5,000	5,845
Government of Belize Senior Notes 5.00% due 02/20/2038(5)		5,000	3,000
Government of Canada Senior Notes 0.88% due 02/14/2017		13,000	12,992
Government of Romania Senior Notes 4.38% due 08/22/2023		14,000	13,387
Government of Romania Senior Notes 6.75% due 02/07/2022		8,000	9,122
Lebanese Republic Notes 4.00% due 12/31/2017		1,350	1,303
Lebanese Republic Senior Notes 5.45% due 11/28/2019		3,000	2,828
Lebanese Republic Bonds 6.10% due 10/04/2022		11,000	10,395
Security Description	Prinicpal Amount(12)	Value (Note 2)
Sovereign (continued)
Lebanese Republic Notes 6.38% due 03/09/2020	$2,000	$1,975
Lebanese Republic Senior Notes 6.75% due 11/29/2027	7,000	6,739
Lebanese Republic Senior Notes 8.25% due 04/12/2021	2,000	2,157
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024	1,000	1,015
Republic of Bulgaria Bonds 8.25% due 01/15/2015	12,000	13,091
Republic of Colombia Senior Notes 8.13% due 05/21/2024	7,000	9,039
Republic of Colombia Senior Notes 8.25% due 12/22/2014	12,000	12,960
Republic of Colombia Senior Notes 11.75% due 02/25/2020	6,000	8,655
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	7,000	6,632
Republic of El Salvador Senior Notes 7.65% due 06/15/2035	10,000	10,150
Republic of Hungary Senior Notes 4.13% due 02/19/2018	2,000	1,980
Republic of Hungary Senior Notes 5.38% due 02/21/2023	12,000	11,670
Republic of Hungary Senior Notes 6.25% due 01/29/2020	5,000	5,337
Republic of Hungary Senior Notes 7.63% due 03/29/2041	10,000	10,700
Republic of Indonesia Senior Notes 7.25% due 04/20/2015	5,000	5,369
Republic of Panama Senior Notes 7.25% due 03/15/2015	2,000	2,170
Republic of Peru Senior Notes 8.38% due 05/03/2016	5,000	5,775
Republic of Poland Senior Notes 3.00% due 03/17/2023	14,000	12,824
Republic of Poland Senior Notes 3.88% due 07/16/2015	11,000	11,537

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Poland Senior Notes 5.00% due 10/19/2015	$1,000	$1,077
Republic of Poland Senior Notes 5.13% due 04/21/2021	5,000	5,437
Republic of the Philippines Senior Notes 9.38% due 01/18/2017	3,000	3,679
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	10,000	14,850
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	3,000	3,968
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	8,000	12,120
Republic of Turkey Senior Notes 6.88% due 03/17/2036	10,000	10,627
Republic of Turkey Senior Notes 7.00% due 06/05/2020	2,000	2,261
Republic of Turkey Notes 7.25% due 03/05/2038	3,000	3,336
Republic of Turkey Senior Notes 7.38% due 02/05/2025	11,000	12,419
Republic of Turkey Senior Notes 8.00% due 02/14/2034	5,000	5,932
Republic of Turkey Senior Notes 11.88% due 01/15/2030	2,000	3,165
Republic of Venezuela Bonds 7.65% due 04/21/2025	2,000	1,440
Republic of Venezuela Senior Bonds 9.38% due 01/13/2034	4,000	3,160
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	1,000	923
Republic of Venezuela Senior Notes 11.95% due 08/05/2031	10,000	9,225
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	3,000	2,988
Russian Federation Senior Notes 7.50% due 03/31/2030(5)	27,170	32,019
United Mexican States Senior Notes 4.00% due 10/02/2023	16,000	15,900
Security Description	Prinicpal Amount(12)	Value (Note 2)
Sovereign (continued)
United Mexican States Senior Notes 4.75% due 03/08/2044	$115,000	$104,075
United Mexican States Senior Notes 5.75% due 10/12/2110	6,000	5,640
United Mexican States Senior Notes 6.63% due 03/03/2015	1,000	1,079
		1,093,182
Total Foreign Government Agencies (cost $1,233,861)		1,123,904
MUNICIPAL BONDS & NOTES — 0.9%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	130,000	169,670
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	25,000	26,022
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	18,000	15,581
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	18,000	17,121
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	15,000	12,678
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	117,637
State of California General Obligation Bonds 6.51% due 04/01/2039	45,000	47,920
State of California General Obligation Bonds 7.55% due 04/01/2039	100,000	130,150
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	81,794
University of California Revenue Bonds 5.00% due 05/15/2038	65,000	68,498
University of California Revenue Bonds 4.60% due 05/15/2031	105,000	105,133
Total Municipal Bonds & Notes (cost $707,009)		792,204

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 27.6%
Federal Home Loan Mtg. Corp. — 1.2%
2.50% due 01/01/2028	$14,808	$14,918
3.00% due 08/01/2027	22,296	23,061
3.00% due 10/01/2042	31,129	30,348
3.00% due 11/01/2042	10,480	10,210
3.00% due 02/01/2043	107,304	104,535
3.00% due 08/01/2043	99,704	97,136
3.50% due 02/01/2042	17,765	18,047
3.50% due 03/01/2042	7,717	7,838
4.00% due 05/01/2040	358,018	375,195
4.50% due 01/01/2039	4,132	4,390
5.00% due 12/01/2020	5,401	5,735
5.00% due 07/01/2021	25,523	27,549
5.00% due 05/01/2034	27,108	29,651
5.00% due 07/01/2038	28,726	30,908
5.50% due 07/01/2034	13,758	14,986
5.50% due 07/01/2035	19,790	21,463
5.50% due 04/01/2037	13,029	14,090
5.50% due 05/01/2037	9,102	9,843
5.50% due 08/01/2037	45,772	49,654
5.50% due 04/01/2038	4,570	4,942
5.50% due 06/01/2041	7,616	8,235
6.00% due 09/01/2026	67,329	73,565
6.00% due 08/01/2036	10,685	11,654
6.50% due 05/01/2029	6,194	6,901
6.50% due 11/01/2034	14,937	16,796
6.50% due 03/01/2036	13,843	15,494
6.50% due 05/01/2036	125	139
6.50% due 11/01/2037	4,922	5,445
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/2023(3)	28,893	32,198
Series 1226, Class Z 7.75% due 03/15/2022(3)	1,809	1,967
		1,066,893
Federal National Mtg. Assoc. — 20.6%
2.50% due 03/01/2028	28,737	28,942
2.50% due October 30 TBA	400,000	371,625
3.00% due 01/01/2028	28,737	29,806
3.00% due 06/01/2042	8,493	8,304
3.00% due 12/01/2042	10,347	10,116
3.00% due October 30 TBA	2,625,000	2,564,297
3.50% due 12/01/2041	55,528	56,570
3.50% due 04/01/2042	43,511	44,326
3.50% due 05/01/2042	41,152	41,922
3.50% due October 15 TBA	50,000	52,758
3.50% due October 30 TBA	8,400,000	8,550,938
4.00% due 08/01/2026	19,981	21,208
4.00% due 11/01/2040	116,103	121,863
4.00% due 11/01/2041	6,924	7,266
4.00% due October 15 TBA	25,000	26,523
4.00% due October 30 TBA	450,000	472,008
4.50% due 01/01/2039	7,944	8,477
4.50% due 06/01/2039	421,045	452,030
4.50% due November 30 TBA	1,600,000	1,704,000
Security Description	Prinicpal Amount(12)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.83% due 01/01/2015	$364,135	$371,397
4.85% due 11/01/2015	742,863	788,221
5.00% due 03/01/2018	13,227	14,076
5.00% due 06/01/2019	3,971	4,227
5.00% due 07/01/2040	35,273	38,320
5.50% due 06/01/2020	126,470	133,188
5.50% due 07/01/2020	28,151	29,640
5.50% due 03/01/2021	61,269	66,292
5.50% due 04/01/2021	85,063	92,086
5.50% due 06/01/2021	113,988	123,375
5.50% due 10/01/2021	105,976	114,745
5.50% due 12/01/2021	98,524	105,360
5.50% due 06/01/2022	129,740	136,586
5.50% due 12/01/2029	4,830	5,279
5.50% due 05/01/2034	8,318	9,086
5.50% due 06/01/2036	543,621	593,699
5.50% due 06/01/2038	2,668	2,907
5.50% due November 30 TBA	400,000	435,375
6.00% due 06/01/2017	5,238	5,544
6.00% due 06/01/2026	43,832	48,017
6.00% due 03/01/2027	55,124	60,455
6.00% due 12/01/2033	5,303	5,869
6.00% due 05/01/2034	19,031	21,082
6.00% due 07/01/2034	1,822	2,015
6.00% due 06/01/2040	17,802	19,428
6.00% due October 30 TBA	800,000	875,000
6.50% due 08/01/2016	3,601	3,792
6.50% due 09/01/2032	18,036	19,943
6.50% due 04/01/2034	3,517	3,889
6.50% due 11/01/2035	18,625	20,584
6.50% due 07/01/2036	6,099	6,743
6.50% due 10/01/2037	8,420	9,306
7.00% due 06/01/2037	55,670	62,854
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	15,926	15,832
		18,817,191
Government National Mtg. Assoc. — 5.8%
4.00% due 10/15/2040	35,202	37,433
4.00% due 11/15/2040	627,628	667,411
4.00% due 02/15/2041	30,531	32,471
4.00% due 07/15/2041	568,861	605,269
4.00% due 09/15/2041	33,125	35,225
4.00% due 10/15/2041	24,480	25,865
4.00% due 11/15/2041	433,771	458,343
4.50% due 06/15/2041	963,360	1,041,916
5.00% due 01/15/2033	4,867	5,330
5.00% due 12/15/2038	245,565	267,762
5.00% due 04/15/2039	304,989	331,191
5.00% due 01/15/2040	162,386	180,770
5.00% due 04/15/2041	271,136	295,617
5.00% due October 30 TBA	700,000	760,484
5.50% due 04/15/2036	110,192	123,632
6.00% due 02/15/2033	71,132	78,559
6.50% due 07/15/2028	196,432	224,897
6.50% due 08/15/2028	11,820	13,256

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Prinicpal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 09/15/2028	$23,404	$26,325
6.50% due 11/15/2028	28,849	33,423
7.00% due 11/15/2031	8,105	9,506
7.00% due 01/15/2033	12,693	15,074
7.00% due 05/15/2033	18,124	21,430
8.00% due 02/15/2030	2,285	2,639
8.50% due 11/15/2017	788	836
9.00% due 11/15/2021	367	402
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/15/2035(3)	6,005	6,957
Series 2005-74, Class HA 7.50% due 09/16/2035(3)	701	800
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	3,644	4,260
		5,307,083
Sovereign Agency — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	12,000	12,011
3.50% due 12/15/2042	22,000	17,922
		29,933
Total U.S. Government Agencies (cost $24,650,986)		25,221,100
U.S. GOVERNMENT TREASURIES — 14.1%
United States Treasury Bonds — 2.8%
2.75% due 08/15/2042	105,000	87,035
2.75% due 11/15/2042	19,000	15,725
2.88% due 05/15/2043	195,000	165,506
3.13% due 11/15/2041	225,000	202,887
3.13% due 02/15/2042	20,000	18,006
3.13% due 02/15/2043	1,800	1,613
3.75% due 08/15/2041	7,000	7,116
3.88% due 08/15/2040	375,000	390,762
4.38% due 02/15/2038	805,000	911,537
4.38% due 11/15/2039	470,000	532,128
5.25% due 11/15/2028	58,000	72,518
6.63% due 02/15/2027(8)	105,000	147,115
8.13% due 08/15/2019	8,000	10,923
		2,562,871
United States Treasury Notes — 11.3%
0.13% due 04/15/2018 TIPS(9)	104,084	107,222
0.25% due 07/31/2015	2,210,000	2,208,360
0.38% due 04/15/2015	20,000	20,043
0.63% due 08/15/2016	1,810,000	1,811,131
0.75% due 12/31/2017	2,000	1,966
0.88% due 09/15/2016	1,775,000	1,788,036
0.88% due 02/28/2017	60,000	60,089
0.88% due 04/30/2017	760,000	759,347
0.88% due 01/31/2018	133,000	131,254
1.00% due 08/31/2016	110,000	111,169
1.00% due 10/31/2016	65,000	65,604
1.00% due 03/31/2017	18,000	18,083
1.00% due 05/31/2018	8,000	7,897
Security Description	Shares/ Prinicpal Amount(12)	Value (Note 2)
United States Treasury Notes (continued)
1.38% due 06/30/2018	$6,000	$6,015
1.38% due 07/31/2018	148,000	148,266
1.50% due 08/31/2018	305,000	307,026
1.75% due 05/15/2023	103,000	95,444
2.00% due 01/31/2016(8)	1,720,000	1,783,157
2.00% due 04/30/2016	785,000	815,358
2.00% due 02/15/2022	7,000	6,805
2.50% due 08/15/2023	41,000	40,584
2.75% due 12/31/2017	19,000	20,271
		10,313,127
Total U.S. Government Treasuries (cost $12,765,444)		12,875,998
WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(6)(7)(10) (strike price $500.00)	2	620
ION Media Networks, Inc. Expires 12/18/2016(6)(7)(10) (strike price $687.00)	2	250
Total Warrants (cost $0)		870
Total Long-Term Investment Securities (cost $85,071,151)		88,534,699
REPURCHASE AGREEMENTS — 20.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $646,000 collateralized by $725,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $659,390	$646,000	646,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	4,865,000	4,865,000
Barclays Capital PLC Joint Repurchase Agreement(11)	2,830,000	2,830,000
BNP Paribas SA Joint Repurchase Agreement(11)	2,830,000	2,830,000
Deutsche Bank AG Joint Repurchase Agreement(11)	1,885,000	1,885,000
UBS Securities LLC Joint Repurchase Agreement(11)	5,485,000	5,485,000
Total Repurchase Agreements (cost $18,541,000)		18,541,000
TOTAL INVESTMENTS (cost $103,612,151)(13)	117.3%	107,075,699
Liabilities in excess of other assets	(17.3)	(15,830,849)
NET ASSETS	100.0%	$91,244,850

†  Non-income producing security

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $6,013,252 representing 6.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Perpetual maturity — maturity date reflects the next call date.

(2)  Commercial Mortgage Backed Security

(3)  Collateralized Mortgage Obligation

(4)  Interest Only

(5)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(6)  Illiquid security. At September 30, 2013, the aggregate value of these securities was $873 representing 0.0% of net assets.

(7)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(8)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(9)  Principal amount of security is adjusted for inflation.

(10)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2013, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/2016 (strike price $500.00) Warrants	3/01/11	2	$—	$620	$310	0.00%
ION Media Networks, Inc. Expries 12/18/2016 (strike price $687.00) Warrants	11/11/10	2	$—	250	125	0.00
				$870		0.00%

(11)  See Note 2 for details of Joint Repurchase Agreements.

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
5	Long	Australian 10YR Bonds	December 2013	$546,332	$548,614	$2,282
9	Long	U.S. Treasury 2YR Notes	December 2013	1,977,328	1,982,391	5,063
19	Long	U.S. Treasury 5YR Notes	December 2013	2,263,725	2,299,891	36,166
16	Long	U.S. Treasury 10YR Notes	December 2013	1,987,641	2,022,250	34,609
26	Short	U.S. Long Bonds	December 2013	3,395,202	3,467,750	(72,548)
						$5,572

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	BRL	947,000	USD	424,664	10/02/2013	$—	$(2,625)
	BRL	947,000	USD	420,618	11/04/2013	—	(3,342)
	USD	423,714	BRL	947,000	10/02/2013	3,575	—
						3,575	(5,967)
UBS AG	BRL	947,000	USD	397,143	10/02/2013	—	(30,145)
Net Unrealized Appreciation (Depreciation)						$3,575	$(36,112)

BRL — Brazilian Real

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$14,879,894	$—	$—	$14,879,894
Preferred Securities	47,944	—	—	47,944
Preferred Securities/Capital Securities	—	785,603	—	785,603
Asset Backed Securities:
Diversified Financial Services	—	8,824,433	—	8,824,433
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	20,457,959	—	20,457,959
Foreign Corporate Bonds & Notes	—	3,524,790	—	3,524,790
Foreign Government Agencies	—	1,123,904	—	1,123,904
Municipal Bond & Notes	—	792,204	—	792,204
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	18,817,191	—	18,817,191
Government National Mtg. Assoc.	—	5,307,083	—	5,307,083
Other Government Agencies*	—	1,096,826	—	1,096,826
U.S. Government Treasuries:
Unites States Treasury Bonds	—	2,562,871	—	2,562,871
Unites States Treasury Notes	—	10,313,127	—	10,313,127
Warrants	—	—	870	870
Repurchase Agreements	—	18,541,000	—	18,541,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	78,120	—	—	78,120
Open Forward Foreign Currency Contracts - Appreciation	—	3,575	—	3,575
Total	$15,005,958	$92,150,566	$870	$107,157,394
Liabilities:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$72,548	$—	$—	$72,548
Open Forward Foreign Currency Contracts - Depreciation	—	36,112	—	36,112
Total	$72,548	$36,112	$—	$108,660

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Medical-Drugs	4.7%
Repurchase Agreement	4.4
Diversified Banking Institutions	3.1
U.S. Government Treasuries	3.9
Oil Companies-Exploration & Production	2.8
Banks-Commercial	2.7
Oil Companies-Integrated	2.6
Aerospace/Defense	2.3
Real Estate Investment Trusts	2.2
Exchange-Traded Funds	2.1
Telephone-Integrated	2.1
Computers	1.8
Federal National Mtg. Assoc.	1.7
Diversified Manufacturing Operations	1.7
United States Treasury Notes	1.6
Retail-Building Products	1.5
Cosmetics & Toiletries	1.5
Tobacco	1.5
Electric-Integrated	1.5
Medical-Biomedical/Gene	1.4
Cable/Satellite TV	1.3
Oil-Field Services	1.3
U.S. Government Agencies	1.2
Food-Misc./Diversified	1.2
Chemicals-Diversified	1.2
Enterprise Software/Service	1.1
Applications Software	1.1
Medical-HMO	1.1
E-Commerce/Services	1.0
Computer Services	1.0
Retail-Drug Store	1.0
Web Portals/ISP	1.0
Banks-Super Regional	1.0
Retail-Apparel/Shoe	1.0
Insurance-Multi-line	1.0
Diversified Financial Services	0.8
Medical-Wholesale Drug Distribution	0.8
Auto/Truck Parts & Equipment-Original	0.8
Networking Products	0.8
Agricultural Chemicals	0.8
Casino Hotels	0.8
Electronic Components-Semiconductors	0.7
Pipelines	0.7
Airlines	0.7
Auto-Cars/Light Trucks	0.7
Insurance-Life/Health	0.7
Oil Refining & Marketing	0.6
Insurance-Reinsurance	0.6
Banks-Fiduciary	0.6
Commercial Services-Finance	0.6
Medical Products	0.6
Telecom Services	0.6
Chemicals-Specialty	0.6
Cellular Telecom	0.5
Computers-Memory Devices	0.5
Retail-Major Department Stores	0.5
Insurance-Property/Casualty	0.5
Retail-Discount	0.5
Engineering/R&D Services	0.5
Insurance Brokers	0.4
Medical-Hospitals	0.4%
Aerospace/Defense-Equipment	0.4
Medical Instruments	0.4
Semiconductor Equipment	0.4
Building-Residential/Commercial	0.4
Finance-Credit Card	0.4
Retail-Regional Department Stores	0.4
Brewery	0.4
Real Estate Operations & Development	0.3
Engines-Internal Combustion	0.3
Internet Security	0.3
Food-Retail	0.3
Retail-Auto Parts	0.3
Building & Construction Products-Misc.	0.3
Diversified Minerals	0.3
Building-Heavy Construction	0.3
Satellite Telecom	0.3
Television	0.3
Retail-Restaurants	0.3
Beverages-Wine/Spirits	0.3
Human Resources	0.3
Containers-Paper/Plastic	0.3
Electric Products-Misc.	0.3
Retail-Jewelry	0.3
Industrial Automated/Robotic	0.3
Hotels/Motels	0.3
Finance-Consumer Loans	0.3
Oil & Gas Drilling	0.3
Electric-Generation	0.2
Coatings/Paint	0.2
Machinery-General Industrial	0.2
Retail-Bedding	0.2
Computers-Integrated Systems	0.2
Therapeutics	0.2
Coal	0.2
Consulting Services	0.2
Electronic Security Devices	0.2
Semiconductor Components-Integrated Circuits	0.2
Metal Processors & Fabrication	0.2
Electronic Components-Misc.	0.2
Data Processing/Management	0.2
Transport-Truck	0.2
Transport-Rail	0.2
Finance-Other Services	0.2
Beverages-Non-alcoholic	0.2
Multimedia	0.2
Gas-Distribution	0.2
United States Treasury Bonds	0.2
Retail-Office Supplies	0.2
Independent Power Producers	0.2
Paper & Related Products	0.2
Electronics-Military	0.2
Commercial Services	0.2
Broadcast Services/Program	0.2
Travel Services	0.2
Consumer Products-Misc.	0.2
Real Estate Management/Services	0.1
Wireless Equipment	0.1
Diversified Operations	0.1
Rubber-Tires	0.1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited) (continued)

Industry Allocation*
Finance-Investment Banker/Broker	0.1%
Retail-Pet Food & Supplies	0.1
Distribution/Wholesale	0.1
Investment Management/Advisor Services	0.1
Security Services	0.1
Metal-Diversified	0.1
Soap & Cleaning Preparation	0.1
Publishing-Newspapers	0.1
Water	0.1
Food-Confectionery	0.1
Electronic Parts Distribution	0.1
Steel-Producers	0.1
Gambling (Non-Hotel)	0.1
Containers-Metal/Glass	0.1
Retail-Automobile	0.1
Rental Auto/Equipment	0.1
Machinery-Construction & Mining	0.1
Building & Construction-Misc.	0.1
Electric-Transmission	0.1
Auto-Heavy Duty Trucks	0.1
Computers-Periphery Equipment	0.1
Electronic Measurement Instruments	0.1
Finance-Mortgage Loan/Banker	0.1
Federal Home Loan Mtg. Corp.	0.1
Schools	0.1
Savings & Loans/Thrifts	0.1
Internet Application Software	0.1
Audio/Video Products	0.1
Food-Catering	0.1
Transport-Services	0.1
SupraNational Banks	0.1
Funeral Services & Related Items	0.1
Marine Services	0.1
Power Converter/Supply Equipment	0.1
Municipal Bonds	0.1
Office Supplies & Forms	0.1
Private Equity	0.1
Insurance-Mutual	0.1
Petrochemicals	0.1
Gas-Transportation	0.1
Theaters	0.1
Building Products-Cement	0.1
Machine Tools & Related Products	0.1
Retail-Misc./Diversified	0.1
Investment Companies	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Import/Export	0.1
Miscellaneous Manufacturing	0.1
Building-Maintenance & Services	0.1
Telecommunication Equipment	0.1
Computer Software	0.1
Computer Data Security	0.1
Batteries/Battery Systems	0.1
Toys	0.1
Auction Houses/Art Dealers	0.1
Radio	0.1
Photo Equipment & Supplies	0.1
Printing-Commercial	0.1
Advertising Agencies	0.1
Hospital Beds/Equipment	0.1
Machinery-Electrical	0.1%
Athletic Footwear	0.1
Gold Mining	0.1
Electronic Design Automation	0.1
Special Purpose Entities	0.1
Food-Meat Products	0.1
101.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 73.9%
Advertising Agencies — 0.1%
WPP PLC(1)	4,027	$82,903
Advertising Services — 0.0%
Vertis, Inc.†(2)(16)	99	0
Aerospace/Defense — 2.3%
Boeing Co.	12,500	1,468,750
Embraer SA ADR	1,121	36,399
General Dynamics Corp.	6,200	542,624
Lockheed Martin Corp.	5,190	661,984
Northrop Grumman Corp.	5,300	504,878
Raytheon Co.	6,600	508,662
		3,723,297
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.	526	51,317
Astronics Corp.†	442	21,972
European Aeronautic Defence and Space Co. NV(1)	4,499	286,763
HEICO Corp.	374	25,335
IHI Corp.(1)	21,000	88,787
		474,174
Agricultural Chemicals — 0.8%
Agrium, Inc.	103	8,655
CF Industries Holdings, Inc.	1,152	242,876
Intrepid Potash, Inc.	255	3,998
Monsanto Co.	7,977	832,560
Mosaic Co.	159	6,840
Potash Corp. of Saskatchewan, Inc.	481	15,046
Syngenta AG(1)	335	136,865
		1,246,840
Agricultural Operations — 0.0%
Andersons, Inc.	255	17,824
Archer-Daniels-Midland Co.	438	16,136
Bunge, Ltd.	76	5,769
Chaoda Modern Agriculture Holdings, Ltd.†(2)(16)	10,000	645
S&W Seed Co.†	2,295	19,209
		59,583
Airlines — 0.7%
Delta Air Lines, Inc.	20,300	478,877
Hawaiian Holdings, Inc.†	3,522	26,204
International Consolidated Airlines Group SA†(1)	20,196	110,853
Japan Airlines Co., Ltd.(1)	600	36,366
SkyWest, Inc.	1,885	27,370
Southwest Airlines Co.	18,800	273,728
Spirit Airlines, Inc.†	1,460	50,034
Turk Hava Yollari†(1)	5,943	22,668
US Airways Group, Inc.†	3,485	66,076
		1,092,176
Airport Development/Maintenance — 0.0%
Beijing Capital International Airport Co., Ltd., Class H(1)	16,000	10,552
Security Description	Shares	Value (Note 2)
Alternative Waste Technology — 0.0%
China Everbright International, Ltd.(1)	34,000	$30,091
Apparel Manufacturers — 0.0%
Prada SpA(1)	1,700	16,046
Applications Software — 1.1%
Actuate Corp.†	6,980	51,303
Infoblox, Inc.†	768	32,118
InterXion Holding NV†	900	20,016
Microsoft Corp.	47,972	1,597,947
PTC, Inc.†	1,023	29,084
Verint Systems, Inc.†	658	24,385
		1,754,853
Athletic Footwear — 0.1%
Adidas AG(1)	711	77,212
Auction House/Art Dealers — 0.1%
KAR Auction Services, Inc.	3,043	85,843
Audio/Video Products — 0.1%
Alpine Electronics, Inc.(1)	500	5,455
Panasonic Corp.(1)	9,000	87,230
TiVo, Inc.†	1,106	13,759
VOXX International Corp.†	3,705	50,758
		157,202
Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG(1)	931	100,087
Daihatsu Motor Co., Ltd.(1)	4,000	77,715
Daimler AG(1)	773	60,252
Fuji Heavy Industries, Ltd.(1)	7,000	194,724
Hyundai Motor Co.(1)	144	33,649
Kia Motors Corp.(1)	1,108	67,218
Nissan Motor Co., Ltd.(1)	4,700	47,321
Renault SA(1)	1,010	80,578
Toyota Motor Corp.(1)	4,000	256,525
		918,069
Auto-Heavy Duty Trucks — 0.1%
Hino Motors, Ltd.(1)	8,002	118,556
Navistar International Corp.†	874	31,884
		150,440
Auto/Truck Parts & Equipment-Original — 0.7%
Aisin Seiki Co., Ltd.(1)	3,300	141,439
Delphi Automotive PLC	8,583	501,419
Hyundai Mobis†(1)	250	66,568
Lear Corp.	2,900	207,553
Miller Industries, Inc.	1,364	23,161
Tenneco, Inc.†	496	25,048
Valeo SA(1)	221	18,871
WABCO Holdings, Inc.†	1,900	160,094
		1,144,153
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,768	26,042
Standard Motor Products, Inc.	1,986	63,870
		89,912

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial — 2.3%
Access National Corp.	1,064	$15,173
Associated Banc-Corp.	7,100	109,979
Australia & New Zealand Banking Group, Ltd.(1)	4,647	133,541
Banco Bilbao Vizcaya Argentaria SA(1)	8,957	100,627
Banco Santander SA†(1)	15,048	123,362
Bangkok Bank PCL NVDR(1)	12,800	80,402
Bank Mandiri Persero Tbk PT(1)	58,000	39,873
Bank of Kentucky Financial Corp.	645	17,615
Bank of Yokohama, Ltd.(1)	17,000	97,345
Cardinal Financial Corp.	2,189	36,184
China Construction Bank Corp., Class H(1)	101,000	78,021
CIT Group, Inc.†	6,400	312,128
Citizens & Northern Corp.	1,386	27,637
City National Corp.	2,000	133,320
Commonwealth Bank of Australia(1)	4,170	277,200
Credicorp, Ltd.	474	60,890
DBS Group Holdings, Ltd.(1)	7,000	91,679
Eagle Bancorp, Inc.†	1,067	30,185
East West Bancorp, Inc.	1,800	57,510
Erste Group Bank AG(1)	1,126	35,587
Financial Institutions, Inc.	1,428	29,217
First Community Bancshares, Inc.	1,360	22,236
First Gulf Bank PJSC(1)	3,744	16,892
FirstMerit Corp.	1,685	36,581
Grupo Financiero Banorte SAB de CV, Class O	16,949	105,608
Hang Seng Bank, Ltd.(1)	6,200	101,034
Hanmi Financial Corp.	2,840	47,059
Heartland Financial USA, Inc.	955	26,606
Industrial & Commercial Bank of China, Ltd., Class H(1)	103,000	71,986
Joyo Bank, Ltd.(1)	16,000	86,223
MainSource Financial Group, Inc.	2,103	31,945
Nordea Bank AB†(1)	2,148	25,952
OFG Bancorp	1,305	21,128
Peoples Bancorp, Inc.	1,327	27,708
Philippine National Bank†(1)	16,040	32,214
Popular, Inc.†	5,720	150,036
Powszechna Kasa Oszczednosci Bank Polski SA(1)	2,635	31,234
Qatar National Bank SAQ(1)	338	15,490
Republic Bancorp, Inc., Class A	863	23,776
Resona Holdings, Inc.(1)	30,500	156,205
Sberbank of Russia ADR	11,187	134,580
Skandinaviska Enskilda Banken AB, Class A(1)	8,625	91,425
SpareBank 1 SR Bank ASA(1)	1,955	15,510
Sumitomo Mitsui Financial Group, Inc.(1)	3,300	160,208
Swedbank AB, Class A(1)	4,157	96,951
Toronto-Dominion Bank	2,400	215,952
Washington Banking Co.	1,659	23,326
Westpac Banking Corp.(1)	3,599	109,980
		3,765,320
Security Description	Shares	Value (Note 2)
Banks-Fiduciary — 0.6%
Northern Trust Corp.	5,300	$288,267
State Street Corp.	9,300	611,475
		899,742
Banks-Super Regional — 1.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,591	64,568
Fifth Third Bancorp	26,800	483,472
PNC Financial Services Group, Inc.	9,400	681,030
Wells Fargo & Co.	7,756	320,478
		1,549,548
Batteries/Battery Systems — 0.1%
EnerSys, Inc.	1,521	92,218
Beverages-Non-alcoholic — 0.2%
Britvic PLC(1)	868	8,048
Coca-Cola Co.	5,000	189,400
Coca-Cola Enterprises, Inc.	300	12,063
Fomento Economico Mexicano SAB de CV ADR	778	75,536
		285,047
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	200	13,626
Constellation Brands, Inc., Class A†	3,200	183,680
Diageo PLC(1)	2,888	91,771
Pernod-Ricard SA(1)	216	26,837
		315,914
Brewery — 0.3%
Anheuser-Busch InBev NV(1)	1,626	161,613
Molson Coors Brewing Co., Class B	2,500	125,325
SABMiller PLC†(1)(SGMX)	2,405	122,597
SABMiller PLC†(1)(JSE)	724	37,014
		446,549
Broadcast Services/Program — 0.1%
Global Mediacom Tbk PT†(1)	423,500	70,671
Phoenix Satellite Television Holdings, Ltd.(1)	56,000	20,033
		90,704
Building & Construction Products-Misc. — 0.2%
China Singyes Solar Technologies Holdings Ltd(1)	32,000	35,626
Cie de St-Gobain(1)	242	11,989
Fortune Brands Home & Security, Inc.	4,200	174,846
Louisiana-Pacific Corp.†	392	6,895
Trex Co., Inc.†	1,035	51,264
		280,620
Building & Construction-Misc. — 0.1%
China State Construction International Holdings, Ltd.(1)	18,000	28,818
Gamuda Bhd†(1)	22,000	31,062
Koninklijke Boskalis Westminster NV(1)	1,796	79,467
		139,347

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.(1)	500	$26,578
Building Products-Cement — 0.1%
Cemex Latam Holdings SA†	3,673	28,902
Holcim, Ltd.(1)	1,113	82,859
		111,761
Building-Heavy Construction — 0.3%
Chicago Bridge & Iron Co. NV	2,700	182,979
China Railway Group, Ltd., Class H(1)	92,000	50,359
Daelim Industrial Co., Ltd.†(1)	940	84,637
Veidekke ASA†(1)	1,968	15,327
Vinci SA(1)	2,228	129,556
		462,858
Building-Maintenance & Services — 0.1%
Babcock International Group PLC(1)	4,892	94,688
Building-Residential/Commercial — 0.2%
Bellway PLC(1)	804	17,135
Persimmon PLC(1)	1,415	24,877
PulteGroup, Inc.	9,600	158,400
Ryland Group, Inc.	1,565	63,445
Sekisui House, Ltd.(1)	1,000	13,482
		277,339
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	31,900	1,440,285
DISH Network Corp., Class A	5,300	238,553
Liberty Global PLC, Class C†	180	13,577
		1,692,415
Casino Hotels — 0.4%
Grand Korea Leisure Co., Ltd.(1)	1,300	41,635
MGM China Holdings, Ltd.(1)	31,600	106,022
Sands China, Ltd.(1)	8,000	49,606
SJM Holdings, Ltd.(1)	41,000	115,546
Trump Entertainment Resorts, Inc.†(2)(16)	12	24
Wynn Resorts, Ltd.	2,000	316,020
		628,853
Cellular Telecom — 0.3%
Kcell JSC GDR(1)	1,802	27,788
Mobile Telesystems OJSC†	7,635	76,111
MTN Group, Ltd.(1)	3,145	61,380
NTT DOCOMO, Inc.(1)	5,900	95,857
Turkcell Iletisim Hizmetleri AS†(1)	7,329	43,191
Vodafone Group PLC(1)	49,813	175,652
		479,979
Chemicals-Diversified — 1.1%
Akzo Nobel NV(1)	327	21,496
Arkema SA(1)	150	16,716
Asahi Kasei Corp.(1)	19,000	143,564
Axiall Corp.	1,658	62,656
BASF SE†(1)	1,580	151,704
Chemtura Corp.†	3,104	71,361
Huntsman Corp.	4,300	88,623
Innophos Holdings, Inc.	1,010	53,308
Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
Innospec, Inc.	941	$43,907
Johnson Matthey PLC(1)	3,757	170,835
LyondellBasell Industries NV, Class A	5,666	414,921
PPG Industries, Inc.	2,080	347,485
PTT Global Chemical PCL	20,800	49,540
Solvay SA(1)	30	4,500
Sumitomo Chemical Co., Ltd.(1)	34,000	129,794
		1,770,410
Chemicals-Other — 0.0%
American Vanguard Corp.	374	10,068
Chemicals-Plastics — 0.0%
Landec Corp.†	2,223	27,121
Chemicals-Specialty — 0.4%
Cytec Industries, Inc.	1,200	97,632
Eastman Chemical Co.	2,800	218,120
Kraton Performance Polymers, Inc.†	1,007	19,727
Minerals Technologies, Inc.	421	20,785
OM Group, Inc.†	921	31,111
Tronox, Ltd. Class A	897	21,949
W.R. Grace & Co.†	1,979	172,965
		582,289
Coal — 0.1%
Alpha Natural Resources, Inc.†	19,010	113,300
Peabody Energy Corp.	5,700	98,325
		211,625
Coatings/Paint — 0.2%
Sherwin-Williams Co.	1,500	273,270
Valspar Corp.	2,000	126,860
		400,130
Commercial Services — 0.1%
Acacia Research Corp.	553	12,752
HMS Holdings Corp.†	503	10,820
PHH Corp.†	1,127	26,755
Providence Service Corp.†	2,202	63,175
		113,502
Commercial Services-Finance — 0.5%
Experian PLC(1)	4,594	87,503
FleetCor Technologies, Inc.†	145	15,973
Global Cash Access Holdings, Inc.†	2,599	20,298
Green Dot Corp., Class A†	1,155	30,411
McGraw Hill Financial, Inc.	5,900	386,981
Total System Services, Inc.	10,900	320,678
		861,844
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	1,072	37,038
Computer Data Security — 0.1%
Gemalto NV(1)	863	92,697
Computer Services — 1.0%
Accenture PLC, Class A	12,600	927,864
CACI International, Inc., Class A†	190	13,131
Cap Gemini SA(1)	1,684	100,228
International Business Machines Corp.	2,429	449,802
Manhattan Associates, Inc.†	574	54,788

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computer Services (continued)
Nomura Research Institute, Ltd.†(1)	2,200	$76,634
Unisys Corp.†	1,347	33,931
		1,656,378
Computer Software — 0.1%
AVG Technologies NV†	1,125	26,932
Cornerstone OnDemand, Inc.†	540	27,778
SS&C Technologies Holdings, Inc.†	1,002	38,176
		92,886
Computers — 1.8%
Apple, Inc.	5,946	2,834,755
Asustek Computer, Inc.(1)	1,000	8,020
Silicon Graphics International Corp.†	898	14,593
		2,857,368
Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	24,563	197,732
MTS Systems Corp.	302	19,434
Netscout Systems, Inc.†	1,075	27,488
NTT Data Corp.(1)	1,700	57,433
Riverbed Technology, Inc.†	5,500	80,245
		382,332
Computers-Memory Devices — 0.5%
EMC Corp.	22,800	582,768
Quantum Corp.†	16,413	22,650
Western Digital Corp.	4,300	272,620
		878,038
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	3,985	131,505
Synaptics, Inc.†	947	41,933
		173,438
Consulting Services — 0.2%
Bureau Veritas SA(1)	2,938	92,634
CoreLogic, Inc.†	8,300	224,515
Corporate Executive Board Co.	337	24,473
MAXIMUS, Inc.	453	20,403
		362,025
Consumer Products-Misc. — 0.1%
Biostime International Holdings, Ltd.(1)	3,000	22,670
Blyth, Inc.	948	13,111
Prestige Brands Holdings, Inc.†	1,417	42,680
		78,461
Containers-Metal/Glass — 0.1%
Ball Corp.	3,200	143,616
Containers-Paper/Plastic — 0.2%
Amcor, Ltd.(1)	7,570	74,074
Bemis Co., Inc.	2,200	85,822
Packaging Corp. of America	2,100	119,889
		279,785
Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	6,500	$385,450
Kao Corp.(1)	1,700	53,119
L'Oreal SA(1)	985	169,228
Prince Frog International Holdings, Ltd.(1)	32,000	22,219
Procter & Gamble Co.	23,304	1,761,549
		2,391,565
Data Processing/Management — 0.1%
Acxiom Corp.†	2,403	68,221
CommVault Systems, Inc.†	511	44,881
CSG Systems International, Inc.	497	12,450
		125,552
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	570	27,428
Diagnostic Equipment — 0.0%
GenMark Diagnostics, Inc.†	4,461	54,201
TearLab Corp.†	793	8,771
		62,972
Diagnostic Kits — 0.0%
Alere, Inc.†	1,471	44,969
Trinity Biotech PLC ADR	1,040	22,630
		67,599
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	468	17,255
Core-Mark Holding Co., Inc.	579	38,469
MWI Veterinary Supply, Inc.†	277	41,373
Pool Corp.	348	19,533
WESCO International, Inc.†	521	39,872
Wolseley PLC(1)	537	27,803
		184,305
Diversified Banking Institutions — 2.7%
Barclays PLC(1)	28,841	124,087
BNP Paribas SA(1)	1,006	68,092
Credit Agricole SA†(1)	10,293	113,585
Credit Suisse Group AG(1)	2,273	69,652
Deutsche Bank AG(1)	2,488	114,238
Goldman Sachs Group, Inc.	7,200	1,139,112
HSBC Holdings PLC(1)	29,768	322,602
JPMorgan Chase & Co.	36,189	1,870,609
Lloyds Banking Group PLC†(1)	194,248	231,750
Mitsubishi UFJ Financial Group, Inc.(1)	19,700	126,373
UBS AG(1)	8,788	179,786
UniCredit SpA(1)	8,233	52,685
		4,412,571
Diversified Financial Services — 0.0%
DFC Global Corp.†	3,876	42,597
Diversified Manufacturing Operations — 1.6%
AZZ, Inc.	925	38,721
Chase Corp.	1,135	33,346
Danaher Corp.	10,700	741,724
General Electric Co.	26,562	634,566
IMI PLC(1)	6,077	143,200

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Ingersoll-Rand PLC	6,200	$402,628
Koppers Holdings, Inc.	302	12,880
Leggett & Platt, Inc.	4,300	129,645
LSB Industries, Inc.†	2,819	94,521
Siemens AG(1)	2,234	269,329
Standex International Corp.	547	32,492
		2,533,052
Diversified Minerals — 0.2%
BHP Billiton PLC(1)	3,363	99,053
BHP Billiton, Ltd.(1)	5,547	185,012
Sumitomo Metal Mining Co., Ltd.(1)	6,000	85,060
		369,125
Diversified Operations — 0.1%
Exor SpA†(1)	1,578	59,253
Harbinger Group, Inc.†	5,573	57,792
Wendel SA(1)	754	102,227
		219,272
Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	995	71,142
E-Commerce/Products — 0.0%
Blue Nile, Inc.†	493	20,178
E-Commerce/Services — 1.0%
Angie's List, Inc.†	556	12,510
Ctrip.com International, Ltd. ADR†	619	36,168
Expedia, Inc.	2,350	121,707
IAC/InterActiveCorp	5,400	295,218
Liberty Interactive Corp., Class A†	13,000	305,110
OpenTable, Inc.†	276	19,314
priceline.com, Inc.†	900	909,855
		1,699,882
E-Marketing/Info — 0.0%
ReachLocal, Inc.†	957	11,398
ValueClick, Inc.†	1,541	32,130
		43,528
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,764	32,387
Electric Products-Misc. — 0.2%
AMETEK, Inc.	5,650	260,013
Hitachi, Ltd.(1)	5,000	33,107
		293,120
Electric-Generation — 0.1%
AES Corp.	15,223	202,314
China Resources Power Holdings Co., Ltd.(1)	8,000	19,071
		221,385
Electric-Integrated — 1.0%
American Electric Power Co., Inc.	9,100	394,485
Chubu Electric Power Co., Inc.(1)	1,800	24,535
CMS Energy Corp.	3,200	84,224
EDP — Energias de Portugal SA(1)	3,986	14,563
Enel SpA†(1)	23,386	89,673
Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Entergy Corp.	3,700	$233,803
GDF Suez(1)	4,523	113,684
Kansai Electric Power Co., Inc.†(1)	13,800	175,827
Origin Energy, Ltd.(1)	2,487	32,717
PG&E Corp.	6,300	257,796
PPL Corp.	3,800	115,444
Tenaga Nasional Bhd(1)	15,400	42,680
		1,579,431
Electric-Transmission — 0.1%
Red Electrica Corp. SA(1)	2,224	126,960
Electronic Components-Misc. — 0.2%
Casetek Holdings Ltd.(1)	9,000	48,269
Hon Hai Precision Industry Co., Ltd.(1)	16,939	43,437
Omron Corp.(1)	3,800	137,523
Radiant Opto-Electronics Corp.†(1)	11,330	40,444
Sparton Corp†	1,132	28,866
Stoneridge, Inc.†	3,043	32,895
		331,434
Electronic Components-Semiconductors — 0.6%
Broadcom Corp., Class A	8,000	208,080
Cavium, Inc.†	337	13,884
Ceva, Inc.†	1,034	17,837
Fairchild Semiconductor International, Inc.†	1,224	17,001
Integrated Silicon Solution, Inc.†	4,080	44,431
Mellanox Technologies, Ltd.†	479	18,183
Microsemi Corp.†	770	18,673
NVIDIA Corp.	12,600	196,056
OmniVision Technologies, Inc.†	2,351	35,994
Rovi Corp.†	1,732	33,202
Samsung Electronics Co., Ltd.(1)	258	326,655
Semtech Corp.†	802	24,052
Silicon Image, Inc.†	5,064	27,042
SK Hynix, Inc.†(1)	2,560	71,858
		1,052,948
Electronic Design Automation — 0.1%
Mentor Graphics Corp.	3,219	75,228
Electronic Measurement Instruments — 0.1%
Keyence Corp.(1)	400	152,356
Electronic Parts Distribution — 0.1%
Avnet, Inc.	3,700	154,327
Rexel SA(1)	558	14,207
Tech Data Corp.†	712	35,536
		204,070
Electronic Security Devices — 0.2%
Tyco International, Ltd.	10,100	353,298
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	2,300	217,350
Safran SA(1)	371	22,862
		240,212
Energy-Alternate Sources — 0.0%
FutureFuel Corp.	3,554	63,830

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Engineering/R&D Services — 0.5%
ABB, Ltd.(1)	5,390	$127,331
AECOM Technology Corp.†	3,300	103,191
JGC Corp.(1)	3,000	108,602
KBR, Inc.	4,100	133,824
McDermott International, Inc.†	6,000	44,580
Singapore Technologies Engineering, Ltd.(1)	30,000	99,791
URS Corp.	2,100	112,875
		730,194
Engines-Internal Combustion — 0.3%
Cummins, Inc.	3,900	518,193
Enterprise Software/Service — 1.1%
MedAssets, Inc.†	2,442	62,076
Oracle Corp.	44,450	1,474,406
Qlik Technologies, Inc.†	526	18,010
SAP AG(1)	1,058	78,199
SciQuest, Inc.†	539	12,106
Tyler Technologies, Inc.†	542	47,409
Ultimate Software Group, Inc.†	462	68,099
		1,760,305
Environmental Monitoring & Detection — 0.0%
Mine Safety Appliances Co.	458	23,637
Filtration/Separation Products — 0.0%
Polypore International, Inc.†	283	11,595
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	358	39,670
Finance-Consumer Loans — 0.2%
Encore Capital Group, Inc.†	1,439	65,992
Nelnet, Inc., Class A	1,265	48,639
Ocwen Financial Corp.†	749	41,772
Portfolio Recovery Associates, Inc.†	1,385	83,017
		239,420
Finance-Credit Card — 0.4%
Credit Saison Co., Ltd.(1)	1,600	43,515
Discover Financial Services	10,000	505,400
Visa, Inc., Class A	100	19,110
		568,025
Finance-Investment Banker/Broker — 0.0%
Greenhill & Co., Inc.	519	25,888
Finance-Leasing Companies — 0.0%
ORIX Corp.(1)	1,400	22,913
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	743	17,669
Walter Investment Management Corp.†	523	20,679
		38,348
Finance-Other Services — 0.1%
NASDAQ OMX Group, Inc.	5,500	176,495
WageWorks, Inc.†	851	42,933
		219,428
Security Description	Shares	Value (Note 2)
Food-Catering — 0.1%
Compass Group PLC(1)	11,219	$154,239
Food-Confectionery — 0.1%
J.M. Smucker Co.	2,000	210,080
Food-Misc./Diversified — 1.1%
Ajinomoto Co., Inc.(1)	2,000	26,334
Associated British Foods PLC(1)	4,993	151,802
Calbee, Inc.(1)	4,400	127,821
General Mills, Inc.	8,900	426,488
Hain Celestial Group, Inc.†	255	19,666
Ingredion, Inc.	135	8,933
Kerry Group PLC, Class A(1)	768	46,804
Kraft Foods Group, Inc.	8,100	424,764
Nestle SA(1)	5,439	380,959
Pinnacle Foods, Inc.	1,110	29,382
Unilever PLC(1)	4,583	177,003
		1,819,956
Food-Retail — 0.3%
Carrefour SA(1)	2,908	99,666
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR	874	40,222
Distribuidora Internacional de Alimentacion SA(1)	8,769	76,341
Jeronimo Martins SGPS SA(1)	1,502	30,853
Koninklijke Ahold NV(1)	4,967	86,061
Magnit OJSC†	315	79,845
Shoprite Holdings, Ltd.(1)	2,607	42,879
WM Morrison Supermarkets PLC(1)	1,131	5,128
Woolworths, Ltd.(1)	1,821	59,483
		520,478
Food-Wholesale/Distribution — 0.0%
Spartan Stores, Inc.	1,137	25,082
United Natural Foods, Inc.†	342	22,989
		48,071
Footwear & Related Apparel — 0.0%
Crocs, Inc.†	706	9,609
Deckers Outdoor Corp.†	311	20,501
Steven Madden, Ltd.†	475	25,569
		55,679
Gambling (Non-Hotel) — 0.1%
OPAP SA(1)	9,109	101,827
Gas-Distribution — 0.2%
Centrica PLC(1)	7,428	44,495
China Resources Gas Group, Ltd.(1)	20,000	51,406
Tokyo Gas Co., Ltd.(1)	9,000	49,472
UGI Corp.	3,000	117,390
		262,763
Gold Mining — 0.0%
Goldcorp, Inc.	378	9,835
Newcrest Mining, Ltd.(1)	210	2,294
		12,129

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Home Furnishings — 0.0%
La-Z-Boy, Inc.	786	$17,850
Select Comfort Corp.†	1,584	38,570
		56,420
Hotels/Motels — 0.2%
Marcus Corp.	2,432	35,337
Wyndham Worldwide Corp.	3,600	219,492
		254,829
Human Resources — 0.3%
Barrett Business Services, Inc.	829	55,800
Kforce, Inc.	2,256	39,909
On Assignment, Inc.†	1,234	40,722
Randstad Holding NV(1)	789	44,460
Robert Half International, Inc.	3,800	148,314
TrueBlue, Inc.†	4,529	108,741
		437,946
Identification Systems — 0.0%
Brady Corp., Class A	1,435	43,768
Import/Export — 0.1%
ITOCHU Corp.(1)	800	9,829
Marubeni Corp.(1)	6,000	47,359
Mitsubishi Corp.(1)	2,000	40,567
		97,755
Industrial Automated/Robotic — 0.3%
FANUC Corp.(1)	400	66,146
Rockwell Automation, Inc.	3,200	342,208
		408,354
Instruments-Scientific — 0.0%
FEI Co.	598	52,504
Insurance Brokers — 0.4%
Aon PLC	9,400	699,736
Insurance-Life/Health — 0.6%
AIA Group, Ltd.(1)	36,400	171,361
American Equity Investment Life Holding Co.	2,611	55,405
Cathay Financial Holding Co., Ltd.(1)	25,000	35,614
China Pacific Insurance Group Co., Ltd. Class H(1)	18,200	64,935
CNO Financial Group, Inc.	2,712	39,053
Hanwha Life Insurance Co., Ltd.(1)	4,860	31,449
ING Groep NV CVA†(1)	6,365	72,225
Legal & General Group PLC(1)	28,639	91,097
Protective Life Corp.	4,603	195,858
Prudential PLC(1)	8,254	153,876
Symetra Financial Corp.	2,339	41,681
		952,554
Insurance-Multi-line — 0.8%
ACE, Ltd.	260	24,325
Ageas(1)	2,998	121,455
Allianz SE(1)	1,335	209,867
American Financial Group, Inc.	3,462	187,156
Assicurazioni Generali SpA(1)	6,479	129,424
AXA SA(1)	6,800	157,809
Security Description	Shares	Value (Note 2)
Insurance-Multi-line (continued)
Genworth Financial, Inc., Class A†	28,253	$361,356
Porto Seguro SA†	3,527	44,559
		1,235,951
Insurance-Property/Casualty — 0.5%
Admiral Group PLC(1)	205	4,093
Alleghany Corp.†	700	286,755
Amtrust Financial Services, Inc.	767	29,959
Fidelity National Financial, Inc., Class A	8,200	218,120
Insurance Australia Group, Ltd.†(1)	23,770	130,187
Intact Financial Corp.	213	12,775
MS&AD Insurance Group Holdings(1)	200	5,241
Stewart Information Services Corp.	1,866	59,693
Tokio Marine Holdings, Inc.(1)	1,100	36,086
		782,909
Insurance-Reinsurance — 0.6%
Axis Capital Holdings, Ltd.	4,300	186,233
Berkshire Hathaway, Inc., Class B†	2,500	283,775
Maiden Holdings, Ltd.	2,347	27,718
Muenchener Rueckversicherungs AG(1)	541	105,823
PartnerRe, Ltd.	2,352	215,302
SCOR SE(1)	460	15,243
Validus Holdings, Ltd.	4,258	157,461
		991,555
Internet Application Software — 0.1%
IntraLinks Holdings, Inc.†	3,241	28,521
Tencent Holdings, Ltd.(1)	2,200	115,559
Zynga, Inc., Class A†	3,705	13,635
		157,715
Internet Content-Information/News — 0.0%
XO Group, Inc.†	2,074	26,796
Internet Incubators — 0.0%
Safeguard Scientifics, Inc.†	1,388	21,778
Internet Security — 0.3%
Symantec Corp.	22,400	554,400
Internet Telephone — 0.0%
BroadSoft, Inc.†	242	8,719
RingCentral, Inc.†	272	4,902
		13,621
Investment Companies — 0.1%
Asian Pay Television Trust†(1)	30,000	19,499
Investor AB, Class B(1)	2,829	85,842
		105,341
Investment Management/Advisor Services — 0.1%
Eaton Vance Corp.	4,500	174,735
Lasers-System/Components — 0.0%
II-VI, Inc.†	2,748	51,717
Leisure Products — 0.0%
Brunswick Corp.	1,358	54,198
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	616	37,200

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Machine Tools & Related Products — 0.1%
THK Co., Ltd.†(1)	3,500	$77,918
Machinery-Construction & Mining — 0.1%
Hyster-Yale Materials Handling, Inc.	431	38,648
Terex Corp.†	3,300	110,880
		149,528
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	1,475	58,115
Mitsubishi Electric Corp.(1)	2,000	21,111
		79,226
Machinery-Farming — 0.0%
AGCO Corp.	287	17,341
CNH Industrial NV†	907	11,340
Deere & Co.	169	13,755
Lindsay Corp.	121	9,876
		52,312
Machinery-General Industrial — 0.2%
Altra Holdings, Inc.	2,018	54,304
Chart Industries, Inc.†	697	85,759
DXP Enterprises, Inc.†	365	28,824
Kadant, Inc.	1,116	37,487
Metso Oyj(1)	153	6,005
Wabtec Corp.	2,700	169,749
		382,128
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	212	11,749
Marine Services — 0.1%
Aegean Marine Petroleum Network, Inc. ADR	5,226	61,980
Ezion Holdings, Ltd.(1)	41,000	71,976
		133,956
Medical Information Systems — 0.0%
athenahealth, Inc.†	125	13,570
Computer Programs & Systems, Inc.	228	13,338
		26,908
Medical Instruments — 0.4%
Abaxis, Inc.	296	12,461
CONMED Corp.	1,839	62,508
DexCom, Inc.†	643	18,152
St Jude Medical, Inc.	9,600	514,944
		608,065
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	311	9,293
Medical Products — 0.5%
Accuray, Inc.†	2,591	19,147
Aspen Pharmacare Holdings, Ltd.(1)	1,445	37,806
Coloplast A/S, Class B(1)	2,227	126,787
Covidien PLC	372	22,670
Cyberonics, Inc.†	275	13,954
Globus Medical, Inc., Class A†	1,134	19,800
Greatbatch, Inc.†	2,308	78,541
Haemonetics Corp.†	540	21,535
Security Description	Shares	Value (Note 2)
Medical Products (continued)
Hill-Rom Holdings, Inc.	1,317	$47,188
NxStage Medical, Inc.†	1,266	16,661
Zimmer Holdings, Inc.	5,300	435,342
		839,431
Medical Sterilization Products — 0.0%
STERIS Corp.	593	25,475
Medical-Biomedical/Gene — 1.4%
Aegerion Pharmaceuticals, Inc.†	160	13,714
Amgen, Inc.	8,900	996,266
Cambrex Corp.†	3,432	45,302
Celgene Corp.†	5,700	877,401
Cubist Pharmaceuticals, Inc.†	1,108	70,413
Exact Sciences Corp.†	251	2,964
Incyte Corp., Ltd.†	345	13,162
Lexicon Pharmaceuticals, Inc.†	3,701	8,771
Medicines Co.†	1,095	36,704
NewLink Genetics Corp.†	574	10,780
NPS Pharmaceuticals, Inc.†	675	21,472
PDL BioPharma, Inc.	791	6,304
Repligen Corp.†	1,284	14,240
Sequenom, Inc.†	4,210	11,241
Spectrum Pharmaceuticals, Inc.	1,786	14,985
United Therapeutics Corp.†	1,870	147,449
		2,291,168
Medical-Drugs — 4.7%
AbbVie, Inc.	13,300	594,909
ACADIA Pharmaceuticals, Inc.†	2,481	68,153
Actelion, Ltd.(1)	1,280	90,883
Alkermes PLC†	619	20,811
Array BioPharma, Inc.†	2,656	16,520
Astellas Pharma, Inc.(1)	1,500	76,672
AstraZeneca PLC(1)	4,824	250,707
Auxilium Pharmaceuticals, Inc.†	1,362	24,829
Bayer AG(1)	2,044	241,017
BioSpecifics Technologies Corp.†	341	6,639
Bristol-Myers Squibb Co.	20,100	930,228
Conatus Pharmaceuticals, Inc.†	387	3,889
Eli Lilly & Co.	12,284	618,254
Endo Health Solutions, Inc.†	1,073	48,757
Gentium SpA ADR†	3,154	85,568
GlaxoSmithKline PLC(1)	9,743	244,870
Grifols SA ADR	484	14,656
Hi-Tech Pharmacal Co., Inc.	404	17,433
Hisamitsu Pharmaceutical Co., Inc.(1)	1,400	78,268
Hypermarcas SA	4,300	34,690
Insys Therapeutics, Inc.†	2,353	82,331
Jazz Pharmaceuticals PLC†	1,586	145,864
Johnson & Johnson	5,787	501,675
Merck & Co., Inc.	2,776	132,165
Merck KGaA(1)	140	21,849
Novartis AG(1)	2,278	175,100
Novo Nordisk A/S, Class B(1)	1,213	205,638
Orion Oyj, Class B(1)	2,957	74,501
Pfizer, Inc.	64,423	1,849,584
Receptos, Inc.†	329	8,544

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs (continued)
Richter Gedeon(1)	1,934	$33,656
Roche Holding AG(1)	1,374	370,647
Salix Pharmaceuticals, Ltd.†	2,079	139,044
Sanofi(1)	2,905	294,592
Santarus, Inc.†	849	19,162
Shanghai Fosun Pharmaceutical Group Co., Ltd.(1)	14,500	25,257
Shire PLC(1)	587	23,504
Stada Arzneimittel AG(1)	177	8,974
ViroPharma, Inc.†	4,036	158,615
		7,738,455
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd. ADR	333	12,581
Medical-HMO — 1.0%
Centene Corp.†	266	17,014
Cigna Corp.	8,400	645,624
Health Net, Inc.†	843	26,723
Magellan Health Services, Inc.†	322	19,307
Triple-S Management Corp., Class B†	733	13,480
WellCare Health Plans, Inc.†	1,272	88,709
WellPoint, Inc.	9,100	760,851
		1,571,708
Medical-Hospitals — 0.2%
HCA Holdings, Inc.	5,900	252,225
Ramsay Health Care, Ltd.(1)	2,264	76,509
		328,734
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.	1,738	23,341
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	1,245	21,439
Amsurg Corp.†	918	36,444
		57,883
Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	7,800	476,580
McKesson Corp.	6,200	795,460
Sinopharm Group Co., Ltd.(1)	12,000	30,091
Suzuken Co., Ltd.(1)	1,400	46,163
		1,348,294
Metal Processors & Fabrication — 0.2%
Assa Abloy AB, Class B(1)	2,711	124,473
LB Foster Co., Class A	738	33,756
NN, Inc.	2,817	43,833
NSK, Ltd.(1)	13,000	133,366
		335,428
Metal-Diversified — 0.1%
Glencore Xstrata PLC(1)	7,771	42,389
Rio Tinto PLC(1)	1,630	79,828
Rio Tinto, Ltd.(1)	1,807	104,175
		226,392
Security Description	Shares	Value (Note 2)
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.(1)	2,157	$9,572
Vale SA ADR	2,061	32,172
		41,744
Miscellaneous Manufacturing — 0.1%
Trimas Corp.†	2,607	97,241
Motion Pictures & Services — 0.0%
CJ CGV Co., Ltd.†(1)	1,000	51,210
Multimedia — 0.1%
Demand Media, Inc.†	2,926	18,492
Naspers, Ltd., Class N(1)	833	76,845
Pearson PLC(1)	454	9,241
		104,578
Networking Products — 0.8%
Anixter International, Inc.†	776	68,024
Calix, Inc.†	1,012	12,883
Cisco Systems, Inc.	51,201	1,199,128
Ixia†	426	6,675
Polycom, Inc.†	1,731	18,903
Procera Networks, Inc.†	1,374	21,283
		1,326,896
Non-Ferrous Metals — 0.0%
Cameco Corp.	700	12,649
Horsehead Holding Corp.†	3,683	45,890
		58,539
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,726	31,396
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,900	126,208
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	2,100	144,795
Oil Companies-Exploration & Production — 1.9%
BG Group PLC†(1)	1,675	32,020
Cabot Oil & Gas Corp.	8,000	298,560
Callon Petroleum Co.†	5,900	32,273
Canadian Natural Resources, Ltd.	711	22,344
CNOOC, Ltd.(1)	47,000	94,988
ConocoPhillips	16,840	1,170,548
EPL Oil & Gas, Inc.†	1,893	70,249
Gulfport Energy Corp.†	425	27,345
Kodiak Oil & Gas Corp.†	2,705	32,622
Occidental Petroleum Corp.	11,189	1,046,619
Rosetta Resources, Inc.†	413	22,492
Stone Energy Corp.†	1,298	42,094
Swift Energy Co.†	1,637	18,695
Unit Corp.†	649	30,172
Vaalco Energy, Inc.†	6,912	38,569
W&T Offshore, Inc.	1,156	20,484
Woodside Petroleum, Ltd.(1)	2,477	88,574
		3,088,648
Oil Companies-Integrated — 2.4%
BP PLC(1)	27,523	193,098
Chevron Corp.	4,643	564,124
Eni SpA(1)	6,612	152,443

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Integrated (continued)
Exxon Mobil Corp.	16,593	$1,427,662
Gazprom Neft OAO ADR†	1,282	28,025
Lukoil OAO ADR(1)	1,772	112,401
Pacific Rubiales Energy Corp.	2,323	45,871
Phillips 66	9,620	556,228
Repsol SA(1)	3,198	79,546
Royal Dutch Shell PLC, Class A(1)(Euronext)	2,242	73,961
Royal Dutch Shell PLC, Class A(1)(BATS)	5,918	195,480
Royal Dutch Shell PLC, Class B(1)	4,793	165,659
Statoil ASA(1)	4,698	106,723
Suncor Energy, Inc.	1,158	41,405
Total SA(1)	3,435	199,647
		3,942,273
Oil Refining & Marketing — 0.6%
Delek US Holdings, Inc.	958	20,204
HollyFrontier Corp.	4,000	168,440
Marathon Petroleum Corp.	5,750	369,840
Tesoro Corp.	3,100	136,338
Valero Energy Corp.	9,600	327,840
		1,022,662
Oil-Field Services — 1.2%
Halliburton Co.	276	13,289
Helix Energy Solutions Group, Inc.†	2,289	58,072
Key Energy Services, Inc.†	5,138	37,456
Oceaneering International, Inc.	2,300	186,852
Oil States International, Inc.†	1,500	155,190
Schlumberger, Ltd.	16,100	1,422,596
		1,873,455
Optical Supplies — 0.0%
Luxottica Group SpA(1)	493	26,225
Staar Surgical Co.†	3,237	43,829
		70,054
Paper & Related Products — 0.1%
Domtar Corp.	900	71,478
KapStone Paper and Packaging Corp.	852	36,466
		107,944
Patient Monitoring Equipment — 0.0%
Insulet Corp.†	832	30,152
Petrochemicals — 0.1%
LG Chem, Ltd.(1)	118	33,691
Mexichem SAB de CV	7,752	33,798
Ultrapar Participacoes SA	1,326	32,703
		100,192
Photo Equipment & Supplies — 0.1%
Konica Minolta, Inc.(1)	10,000	84,258
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	1,899	65,478
Security Description	Shares	Value (Note 2)
Pipelines — 0.3%
Kinder Morgan, Inc.	8,700	$309,459
ONEOK, Inc.	4,700	250,604
		560,063
Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.	1,173	50,017
Schneider Electric SA(1)	934	79,028
		129,045
Printing-Commercial — 0.1%
Deluxe Corp.	2,004	83,487
Private Equity — 0.1%
3i Group PLC(1)	15,903	93,691
KKR & Co. LP	1,500	30,870
		124,561
Public Thoroughfares — 0.0%
Bangkok Expressway PCL†	33,600	37,059
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,100	190,209
Real Estate Investment Trusts — 2.0%
AG Mortgage Investment Trust, Inc.	656	10,903
Agree Realty Corp.	1,131	34,134
American Capital Agency Corp.	5,600	126,392
ARMOUR Residential REIT, Inc.	3,511	14,746
Ashford Hospitality Trust, Inc.	4,131	50,977
AvalonBay Communities, Inc.	1,600	203,344
CBL & Associates Properties, Inc.	1,465	27,981
Chimera Investment Corp.	20,600	62,624
CoreSite Realty Corp.	381	12,931
CYS Investments, Inc.	2,072	16,845
Dexus Property Group(1)	98,101	92,043
Education Realty Trust, Inc.	4,063	36,973
EPR Properties	611	29,780
Federal Realty Investment Trust	1,300	131,885
First Industrial Realty Trust, Inc.	1,328	21,607
Geo Group, Inc.	927	30,823
Glimcher Realty Trust	2,575	25,106
Hammerson PLC(1)	7,120	57,751
Hatteras Financial Corp.	2,100	39,291
Health Care REIT, Inc.	3,900	243,282
Invesco Mortgage Capital, Inc.	1,076	16,560
Investors Real Estate Trust	2,993	24,692
iStar Financial, Inc.†	2,479	29,847
Lexington Realty Trust	5,662	63,584
LTC Properties, Inc.	1,608	61,072
MFA Financial, Inc.	3,530	26,299
National Health Investors, Inc.	850	48,356
Omega Healthcare Investors, Inc.	729	21,775
One Liberty Properties, Inc.	1,451	29,426
PS Business Parks, Inc.	815	60,815
Public Storage	2,000	321,100
Select Income REIT	1,067	27,529
Shopping Centres Australasia Property Group(1)	8,319	11,875
Simon Property Group, Inc.	3,800	563,274

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Sovran Self Storage, Inc.	265	$20,055
Starwood Property Trust, Inc.	823	19,727
Summit Hotel Properties, Inc.	3,693	33,939
Tanger Factory Outlet Centers	2,000	65,300
Universal Health Realty Income Trust	380	15,911
Ventas, Inc.	4,300	264,450
Vornado Realty Trust	2,800	235,368
Westfield Group(1)	6,929	71,174
Westfield Retail Trust(1)	1,682	4,663
		3,306,209
Real Estate Management/Services — 0.1%
BR Malls Participacoes SA	4,895	44,393
HFF, Inc., Class A	3,601	90,205
Mitsubishi Estate Co., Ltd.(1)	2,000	59,344
Regus PLC(1)	11,934	35,202
		229,144
Real Estate Operations & Development — 0.3%
Aliansce Shopping Centers SA	2,695	24,198
Amata Corp PCL†	30,500	17,064
Bekasi Fajar Industrial Estate Tbk PT†(1)	462,000	18,980
China Overseas Grand Oceans Group, Ltd.†(1)	26,000	31,718
China Overseas Land & Investment, Ltd.(1)	12,000	35,390
Hemaraj Land and Development PCL	166,700	16,521
Hong Kong Land Holdings, Ltd.(1)	2,000	13,204
St. Joe Co.†	3,460	67,885
Sun Hung Kai Properties, Ltd.(1)	1,000	13,588
Tokyu Land Corp.(5)	16,000	166,194
Wheelock & Co., Ltd.(1)	24,000	127,646
		532,388
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.	1,654	21,469
Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	280	19,426
Retail-Apparel/Shoe — 0.9%
American Eagle Outfitters, Inc.	5,700	79,743
ANN, Inc.†	1,454	52,664
Brown Shoe Co., Inc.	777	18,236
Buckle, Inc.	463	25,025
Chico's FAS, Inc.	5,600	93,296
Coach, Inc.	5,987	326,471
Destination Maternity Corp.	2,195	69,801
Foot Locker, Inc.	4,300	145,942
Francesca's Holdings Corp.†	460	8,574
Gap, Inc.	7,100	285,988
Genesco, Inc.†	537	35,217
Men's Wearhouse, Inc.	935	31,837
Next PLC(1)	2,680	224,086
		1,396,880
Security Description	Shares	Value (Note 2)
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	2,000	$165,360
O'Reilly Automotive, Inc.†	2,700	344,493
		509,853
Retail-Automobile — 0.1%
China ZhengTong Auto Service Holdings, Ltd.†(1)	40,500	25,007
Sonic Automotive, Inc., Class A	4,692	111,669
		136,676
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	5,100	394,536
Retail-Building Products — 1.5%
Home Depot, Inc.	18,700	1,418,395
Kingfisher PLC(1)	4,100	25,582
Lowe's Cos., Inc.	20,400	971,244
Lumber Liquidators Holdings, Inc.†	197	21,010
Tile Shop Holdings, Inc.†	1,233	36,361
		2,472,592
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	1,070	53,125
Retail-Convenience Store — 0.0%
CP ALL PCL	45,100	50,824
Lawson, Inc.(1)	100	7,849
		58,673
Retail-Discount — 0.5%
Big Lots, Inc.†	3,728	138,272
Costco Wholesale Corp.	3,600	414,432
HSN, Inc.	510	27,346
Wal-Mart Stores, Inc.	2,225	164,561
		744,611
Retail-Drug Store — 0.9%
CVS Caremark Corp.	14,900	845,575
Walgreen Co.	11,300	607,940
		1,453,515
Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.	630	12,298
Retail-Hypermarkets — 0.0%
Puregold Price Club, Inc.(1)	51,700	49,541
Retail-Jewelry — 0.2%
Cie Financiere Richemont SA, Class A(1)	1,405	140,412
Cie Financiere Richemont SA ADR†(1)	2,503	25,186
Swatch Group AG(1) (LSE)	819	92,218
Swatch Group AG(1) (ESE)	143	92,249
		350,065
Retail-Major Department Stores — 0.5%
Matahari Department Store Tbk PT†(1)	39,000	35,390
Sears Hometown and Outlet Stores, Inc.†	794	25,209
TJX Cos., Inc.	13,300	749,987
		810,586

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Misc./Diversified — 0.1%
CST Brands, Inc.	1,144	$34,091
Five Below, Inc.†	245	10,719
GS Home Shopping, Inc.†(1)	152	35,118
		79,928
Retail-Office Supplies — 0.2%
Staples, Inc.	16,900	247,585
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	2,700	205,902
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,404	52,383
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	1,310	102,573
Macy's, Inc.	8,700	376,449
		479,022
Retail-Restaurants — 0.1%
AFC Enterprises, Inc.†	1,283	55,926
Alsea SAB de CV	17,076	47,786
Minor International PCL	49,700	38,450
Papa John's International, Inc.	560	39,133
		181,295
Retail-Sporting Goods — 0.0%
Sports Direct International PLC†(1)	2,135	24,490
Retail-Vision Service Center — 0.0%
Jin Co., Ltd.(1)	300	11,314
Rubber-Tires — 0.1%
Bridgestone Corp.(1)	1,000	36,605
Continental AG(1)	1,024	173,559
		210,164
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	3,986	175,145
Iridium Communications, Inc.†	2,986	20,544
Loral Space & Communications, Inc.	557	37,725
		233,414
Savings & Loans/Thrifts — 0.1%
BofI Holding, Inc.†	1,525	98,911
Flushing Financial Corp.	1,384	25,535
Heritage Financial Group, Inc.	1,177	20,503
Pacific Premier Bancorp, Inc.†	1,308	17,580
		162,529
Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	906	32,462
Grand Canyon Education, Inc.†	354	14,259
ITT Educational Services, Inc.†	3,819	118,389
		165,110
Security Services — 0.1%
ADT Corp.	5,400	219,564
Ascent Capital Group, Inc., Class A†	161	12,980
		232,544
Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	1,920	$43,546
Marvell Technology Group, Ltd.	13,100	150,650
NXP Semiconductor NV†	172	6,400
Taiwan Semiconductor Manufacturing Co., Ltd.†(1)	35,039	119,136
		319,732
Semiconductor Equipment — 0.4%
ASML Holding NV(BATS)(1)	1,289	127,131
ASML Holding NV(NASDAQ)	84	8,296
Entegris, Inc.†	3,299	33,485
Lam Research Corp.†	4,400	225,236
Magnachip Semiconductor Corp.†	2,785	59,961
Photronics, Inc.†	3,145	24,625
Teradyne, Inc.†	6,000	99,120
Ultra Clean Holdings, Inc.†	3,047	21,055
		598,909
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	2,510	183,667
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	194	26,949
Steel-Producers — 0.1%
Voestalpine AG(1)	2,897	138,596
Sugar — 0.0%
Suedzucker AG(1)	2,408	70,947
Telecom Services — 0.3%
China Telecom Corp., Ltd.(1)	84,000	41,548
Inteliquent, Inc.	1,662	16,055
Jazztel PLC†(1)	1,441	15,685
NeuStar, Inc., Class A†	843	41,712
Tele2 AB, Series B(1)	4,251	54,382
Telekomunikasi Indonesia Persero Tbk PT(1)	230,000	41,769
Telenor ASA(1)	3,854	88,085
tw telecom, Inc.†	4,900	146,338
USA Mobility, Inc.	1,613	22,840
Ziggo NV(1)	1,362	55,180
		523,594
Telecommunication Equipment — 0.0%
ARRIS Group, Inc.†	612	10,441
Plantronics, Inc.	267	12,295
		22,736
Telephone-Integrated — 1.6%
AT&T, Inc.	12,888	435,872
BT Group PLC(1)	26,888	148,985
Deutsche Telekom AG(1)	7,142	103,593
Frontier Communications Corp.	7,245	30,212
Nippon Telegraph & Telephone Corp.(1)	200	10,381
Orange SA(1)	6,879	86,288
Softbank Corp.(1)	2,600	180,693
TDC A/S(1)	2,885	24,409
Telefonica SA†(1)	6,316	98,713

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Telephone-Integrated (continued)
Telstra Corp., Ltd.(1)	24,454	$113,410
Verizon Communications, Inc.	30,382	1,417,624
		2,650,180
Television — 0.2%
Atresmedia Corp. de Medios di Communication†(1)	2,645	34,042
ITV PLC(1)	41,752	118,526
LIN Media LLC†	1,420	28,812
Sinclair Broadcast Group, Inc., Class A	2,620	87,822
		269,202
Textile-Apparel — 0.0%
Perry Ellis International, Inc.	1,864	35,118
Theaters — 0.0%
Carmike Cinemas, Inc.†	1,415	31,243
Therapeutics — 0.2%
Isis Pharmaceuticals, Inc.†	425	15,954
Questcor Pharmaceuticals, Inc.	929	53,882
Warner Chilcott PLC, Class A	14,147	323,259
		393,095
Tobacco — 1.5%
British American Tobacco PLC(1)	3,792	201,205
Japan Tobacco, Inc.(1)	6,300	227,480
Lorillard, Inc.	11,500	514,970
Philip Morris International, Inc.	16,372	1,417,652
		2,361,307
Toys — 0.1%
Namco Bandai Holdings, Inc.(1)	4,300	80,425
Nintendo Co., Ltd.(1)	100	11,363
		91,788
Transactional Software — 0.0%
Amadeus IT Holding SA, Class A(1)	141	5,004
Bottomline Technologies de, Inc.†	417	11,626
VeriFone Systems, Inc.†	1,093	24,986
		41,616
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.†	2,545	62,938
Transport-Marine — 0.0%
StealthGas, Inc.†	2,906	26,561
Transport-Rail — 0.1%
Central Japan Railway Co.(1)	1,500	192,616
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.(1)	46,000	72,289
Deutsche Post AG(1)	2,179	72,355
Universal Truckload Services, Inc.	162	4,319
		148,963
Transport-Truck — 0.2%
Con-way, Inc.	1,782	76,786
Hitachi Transport System, Ltd.†(1)	1,000	13,927
Quality Distribution, Inc.†	3,152	29,124
Swift Transportation Co.†	4,135	83,486
Security Description	Shares	Value (Note 2)
Transport-Truck (continued)
Yamato Holdings Co., Ltd.(1)	3,300	$74,606
		277,929
Travel Services — 0.1%
Hana Tour Service, Inc.†(1)	696	44,302
Thomas Cook Group PLC†(1)	9,802	24,352
TUI Travel PLC(1)	5,339	31,733
		100,387
Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	282	24,475
Water — 0.1%
Beijing Enterprises Water Group, Ltd.(1)	158,000	65,713
Metro Pacific Investments Corp.(1)	287,800	29,777
United Utilities Group PLC(1)	7,819	87,490
Veolia Environnement SA(1)	1,635	27,938
		210,918
Water Treatment Systems — 0.0%
Coway Co., Ltd.†(1)	1,186	65,668
Web Hosting/Design — 0.0%
NIC, Inc.	833	19,251
Web Portals/ISP — 1.0%
AOL, Inc.	7,200	248,976
Baidu, Inc. ADR†	158	24,518
Google, Inc., Class A†	1,245	1,090,508
NAVER Corp.(1)	79	40,982
SINA Corp.†	300	24,351
United Internet AG(1)	2,065	78,253
Yandex NV, Class A†	1,593	58,017
		1,565,605
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	651	10,833
CalAmp Corp.†	2,038	35,930
RF Micro Devices, Inc.†	10,433	58,842
Ruckus Wireless, Inc.†	1,361	22,906
Telefonaktiebolaget LM Ericsson, Class B(1)	2,613	34,803
Ubiquiti Networks, Inc.	2,119	71,177
		234,491
Total Common Stock (cost $96,665,268)		120,703,792
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co., Series B 4.75%	703	35,256
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%†	26	0
Total Convertible Preferred Securities (cost $59,657)		35,256
PREFERRED SECURITIES — 0.3%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	300	19,437

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares/ Principal Amount(17)	Value (Note 2)
PREFERRED SECURITIES (continued)
Banks-Commercial — 0.0%
Itau Unibanco Holding SA ADR	3,844	$54,277
Brewery — 0.1%
Cia de Bebidas das Americas ADR	1,879	72,060
Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Series A 9.75%	562	14,191
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*(16)	33	31,531
GMAC Capital Trust I FRS Series 2 8.13%	900	24,075
		55,606
Electric-Integrated — 0.0%
Cia Energetica de Minas Gerais ADR	477	4,121
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.(1)	38	30,815
Electronic Measurement Instruments — 0.0%
Sartorius AG(1)	178	19,886
Metal-Iron — 0.0%
Vale SA ADR	1,357	19,283
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	2,528	42,293
Surgutneftegas OAO	98,658	71,241
		113,534
Real Estate Investment Trusts — 0.0%
EPR Properties Series C	995	21,193
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA(1)	317	32,663
Total Preferred Securities (cost $471,831)		457,066
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS 1.25% due 06/01/2077	$105,000	81,900
Banks-Money Center — 0.0%
BBVA International Preferred SAU FRS 5.90% due 04/29/2049	10,000	9,000
Diversified Banking Institutions — 0.1%
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.26% due 05/15/2077†	138,000	101,430
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I FRS Ltd. Guar.Notes 6.38% due 11/15/2067	90,000	95,287
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX FRS 5.90% due 11/30/2035	100,000	102,000
Security Description	Principal Amount(17)	Value (Note 2)
Electric-Integrated — 0.0%
Puget Sound Energy, Inc. FRS Jr. Sub. Bonds 6.97% due 06/01/2067	$40,000	$41,487
Wisconsin Energy Corp. FRS Jr. Sub. Notes 6.25% due 05/15/2067	50,000	51,000
		92,487
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.20% due 03/15/2044	37,000	33,559
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	50,000	56,687
MetLife, Inc. Jr. Sub. Notes 6.40% due 12/15/2066	45,000	45,450
		102,137
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS Company Guar. Notes 7.00% due 03/07/2067*	10,000	10,150
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/2087*	10,000	10,800
		20,950
Pipelines — 0.1%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/2067	60,000	61,917
Total Preferred Securities/Capital Securities (cost $668,325)		700,667
ASSET BACKED SECURITIES — 0.8%
Diversified Financial Services — 0.8%
Banc of America Commercial Mtg., Inc. VRS Series 2005-1, Class XW 0.04% due 11/10/2042*(3)(4)	2,551,555	628
Banc of America Commercial Mtg., Inc. VRS Series 2004-5, Class XC 0.70% due 11/10/2041*(3)(4)(16)	631,405	3,810
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-1, Class A4 5.17% due 11/10/2042(4)	47,002	48,035
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-5, Class B 5.22% due 10/10/2045(4)	100,000	102,763
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.17% due 12/11/2049*(3)(4)(16)	1,166,857	10,981

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
COMM 2006-C8 Mtg. Trust Series 2006-C8, Class AM 5.35% due 12/10/2046(4)	$34,000	$37,269
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.16% due 12/10/2046*(3)(4)(16)	2,376,046	32,870
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.32% due 05/15/2038*(3)(4)(16)	62,544	2
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2005-C6, Class AJ 5.23% due 12/15/2040(4)	15,000	15,935
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2002-CP5, Class G 5.88% due 12/15/2035*(4)(16)	140,000	139,704
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.20% due 02/15/2040*(3)(4)(16)	695,017	6,186
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.57% due 09/15/2039*(3)(4)(16)	406,077	5,329
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(4)	4,377	4,370
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C4, Class A2 5.76% due 09/15/2039(4)	42,250	42,352
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.16% due 07/10/2045*(3)(4)	6,483,550	18,459
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.60% due 05/10/2043*(3)(4)	1,583,159	12,535
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.29% due 07/15/2029(3)(4)	154,276	4,190
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class X1 0.34% due 09/12/2037*(3)(4)(16)	1,355,469	8,491
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-LDP1, Class B 5.07% due 03/15/2046(4)	158,000	163,524
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD11, Class A2 5.80% due 06/15/2049(4)	22,765	23,306
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2003-CB6, Class E 5.90% due 07/12/2037*(4)(16)	$140,000	$146,224
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.21% due 11/15/2040*(3)(4)	3,567,959	14,878
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.35% due 04/15/2040*(3)(4)(16)	2,657,717	9,834
LB-UBS Commercial Mtg. Trust VRS Series 2004-C6, Class E 5.18% due 08/15/2036(4)	28,000	28,203
LB-UBS Commercial Mtg. Trust 2005-C7 VRS Series 2005-C7, Class C 5.35% due 11/15/2040(4)	50,000	51,328
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.15% due 04/15/2041(4)	69,000	77,417
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.59% due 06/12/2043*(3)(4)(16)	1,578,714	13,129
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(4)	33,000	35,883
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 5.95% due 05/15/2044*(3)(4)(5)(16)	135,058	12,723
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.11% due 07/15/2045*(3)(4)(5)(16)	171,730	16,744
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(4)	130,000	134,880
Morgan Stanley Capital I, Inc. VRS Series 2007-HQ12, Class A2FX 5.58% due 04/12/2049(4)	66,931	68,210
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.33% due 04/15/2042*(3)(4)(16)	3,989,895	15,748
Wachovia Bank Commercial Mtg. Trust Series 2007-C34, Class A2 5.57% due 05/15/2046(4)	54,893	54,788
Total Asset Backed Securities (cost $1,836,027)		1,360,728
U.S. CORPORATE BONDS & NOTES — 8.8%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	20,000	20,000

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Advertising Services — 0.0%
Griffey Intermediate, Inc./Griffey Finance Sub. LLC Senior Notes 7.00% due 10/15/2020*	$20,000	$15,000
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/2017	20,000	21,750
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	40,000	39,700
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	10,000	10,925
TransDigm, Inc. Senior Sub. Notes 7.50% due 07/15/2021*	5,000	5,375
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	30,000	31,950
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	20,000	19,250
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	5,000	4,919
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	5,000	4,857
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	5,710
		122,686
Agricultural Chemicals — 0.0%
Mosaic Co Senior Notes 3.75% due 11/15/2021	10,000	9,748
Agricultural Operations — 0.0%
Pinnacle Operating Corp. Senior Sec. Notes 9.00% due 11/15/2020*(16)	5,000	5,119
Airlines — 0.0%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	13,328	14,028
Delta Air Lines 2009-1 Class A Pass Through Trust SERIES 2009-1, Class A 7.75% due 06/17/2021	3,571	4,147
Delta Air Lines 2010-1 Class A Pass Through Trust Series 2010-1A 6.20% due 01/02/2020	3,792	4,152
Security Description	Principal Amount(17)	Value (Note 2)
Airlines (continued)
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	$10,743	$11,173
		33,500
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	35,000	36,925
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	25,000	26,938
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	83,763
General Motors Co. Senior Notes 6.25% due 10/02/2043*(16)	5,000	4,925
		88,688
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	30,000	30,375
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	45,000	50,175
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	46,000	47,495
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/2016*	45,000	46,237
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	20,000	21,700
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/2018	15,000	16,125
Titan International, Inc. Senior Sec. Notes 6.88% due 10/01/2020*(16)	10,000	10,075
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	5,000	5,025
		196,832
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018†(6)(14)	20,000	14,500

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	$25,000	$24,437
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	10,000	9,682
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	20,000	20,950
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	20,000	20,700
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	25,000	26,250
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	35,000	38,500
		140,519
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 10.13% due 02/15/2019*	15,000	16,575
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	25,000	25,125
		41,700
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	5,000	4,588
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	10,000	10,650
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	45,000	51,187
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/2022	45,000	59,760
		126,185
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	26,000	38,249
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	45,000	44,100
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	25,000	24,188
Security Description	Principal Amount(17)	Value (Note 2)
Broadcast Services/Program (continued)
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	$45,000	$46,462
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020*	10,000	10,175
		124,925
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	10,000	10,750
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/2020*	15,000	16,125
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	30,000	32,325
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*(16)	5,000	5,081
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	25,000	27,094
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	5,000	5,438
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	35,000	38,412
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	17,000	20,673
Roofing Supply Group LLC/ Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	20,000	22,300
USG Corp. Senior Notes 9.75% due 01/15/2018	20,000	23,150
		201,348
Building & Construction-Misc. — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	35,000	32,813
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	15,000	14,400
		47,213
Building Products-Doors & Windows — 0.0%
Jeld-Wen Escrow Corp. Senior Sec. Notes 12.25% due 10/15/2017*	30,000	34,125

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	$15,000	$15,525
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020*(16)	5,000	5,175
		20,700
Building-Residential/Commercial — 0.2%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021*(16)	5,000	5,000
Beazer Homes USA Inc. Senior Sec. Notes 6.63% due 04/15/2018	15,000	15,750
Beazer Homes USA, Inc. Company Guar. Notes 7.25% due 02/01/2023	5,000	4,800
Beazer Homes USA, Inc. Company Guar. Notes 8.13% due 06/15/2016	10,000	10,950
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	30,000	30,225
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	15,000	15,788
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	10,000	9,200
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/2018	45,000	48,375
PulteGroup, Inc. Company Guar. Notes 7.63% due 10/15/2017	30,000	33,675
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	25,000	25,250
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	10,000	10,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	10,000	9,325
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	29,000	31,682
		250,020
Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	20,000	22,400
Security Description	Principal Amount(17)	Value (Note 2)
Cable/Satellite TV (continued)
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	$10,000	$11,150
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	60,000	68,850
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	10,000	9,175
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	10,000	9,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	25,000	25,375
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	20,000	20,300
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019	25,000	26,469
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	15,000	16,200
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	12,005
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	20,000	21,400
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	23,000	24,317
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	7,000	6,892
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	26,281
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	40,000	45,600
Ecchostar DBS Corp. Company Guar. Notes 7.00% due 10/01/2013	30,000	30,000
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/2022	15,000	15,675

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	$5,000	$5,584
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	10,000	9,319
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/2038	20,000	19,902
		426,144
Casino Hotels — 0.3%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 9.00% due 02/15/2020	100,000	94,125
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	80,000	81,200
CityCenter Holdings LLC/ CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(7)	47,217	50,640
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	5,000	5,175
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	15,000	15,750
MGM Resorts International Company Guar. Notes 6.88% due 04/01/2016	10,000	10,875
MGM Resorts International Company Guar. Notes 7.63% due 01/15/2017	25,000	27,938
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	15,000	16,256
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	17,250
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/2019	75,751	83,137
Sugarhouse HSP Gaming Senior Sec. Notes 6.38% due 06/01/2021*	5,000	4,775
		407,121
Casino Services — 0.0%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	20,000	20,850
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	45,000	47,753
Security Description	Principal Amount(17)	Value (Note 2)
Cellular Telecom (continued)
MetroPCS Wireless, Inc. Company Guar. Notes 6.25% due 04/01/2021*	$25,000	$25,125
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	35,000	35,088
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/2021	25,000	17,750
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	10,000	10,175
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	60,000	70,350
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021*(16)	15,000	15,150
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*(16)	40,000	40,800
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/2017	35,000	39,550
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/2017	15,000	17,250
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	35,000	37,712
T-Mobile USA, Inc. Senior Notes 5.25% due 09/01/2018*(16)	10,000	10,175
		366,878
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	15,000	14,362
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	35,000	36,575
FMC Corp. Senior Notes 5.20% due 12/15/2019	10,000	11,034
Momentive Performance Materials, Inc. Senior Sec. Notes 10.00% due 10/15/2020	5,000	5,219
PPG Industries, Inc. Senior Notes 7.40% due 08/15/2019	20,000	24,021
		91,211
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	35,000	39,550

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	$15,000	$15,000
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	20,000	20,700
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	15,000	14,663
		50,363
Chemicals-Specialty — 0.2%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	44,000	41,250
Cytec Industries, Inc. Senior Notes 3.50% due 04/01/2023	5,000	4,647
Eastman Chemical Co. Senior Notes 2.40% due 06/01/2017	5,000	5,072
Eastman Chemical Co. Senior Notes 3.60% due 08/15/2022	20,000	19,455
Eastman Chemical Co. Senior Notes 4.80% due 09/01/2042	25,000	23,684
Ferro Corp. Senior Notes 7.88% due 08/15/2018	40,000	42,000
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	25,000	23,687
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2020	35,000	38,500
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2021	15,000	16,650
PQ Corp. Sec. Notes 8.75% due 05/01/2018*	20,000	21,300
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	25,000	24,750
		260,995
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/2021	20,000	16,400
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	40,000	42,500
Security Description	Principal Amount(17)	Value (Note 2)
Coal (continued)
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	$70,000	$75,075
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	20,000	19,950
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	20,000	22,350
		176,275
Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	20,000	20,200
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/2015(7)	7,000	7,070
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	25,000	27,000
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	20,000	19,850
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	10,000	10,987
PHH Corp. Senior Notes 7.38% due 09/01/2019	20,000	21,000
		106,107
Commercial Services-Finance — 0.1%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(7)	30,000	30,825
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	20,000	22,150
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	25,000	25,656
		78,631
Computer Services — 0.0%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	15,000	15,300
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	35,000	37,450
		52,750
Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	25,000	20,949

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/2020	$10,000	$10,800
Consumer Products-Misc. — 0.1%
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/2018	40,000	42,500
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	15,000	15,056
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	20,000	21,250
		78,806
Containers-Metal/Glass — 0.0%
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(7)	25,000	26,000
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	30,000	27,450
		53,450
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	20,000	21,650
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	30,000	34,650
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	5,000	5,350
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	10,000	9,615
Rock Tenn Co. Company Guar. Notes 4.90% due 03/01/2022	16,000	16,537
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	15,000	14,212
Sealed Air Corp. Senior Notes 6.50% due 12/01/2020*	20,000	20,950
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/2018	25,000	29,175
		152,139
Cosmetics & Toiletries — 0.0%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	30,000	32,100
Security Description	Principal Amount(17)	Value (Note 2)
Cosmetics & Toiletries (continued)
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021*	$30,000	$28,875
		60,975
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,203
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	25,000	26,312
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	70,000	72,275
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021*	15,000	15,675
First Data Corp. Company Guar. Notes 11.75% due 08/15/2021*(16)	20,000	19,300
First Data Corp. Company Guar. Notes 12.63% due 01/15/2021	40,000	44,000
		191,765
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	35,000	36,488
Direct Marketing — 0.0%
Affinion Group, Inc. Company Guar. Notes 7.88% due 12/15/2018	40,000	31,700
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/2015	10,000	8,700
		40,400
Distribution/Wholesale — 0.0%
HD Supply Inc Senior Notes 7.50% due 07/15/2020*	20,000	20,725
HD Supply, Inc. Company Guar. Notes 11.50% due 07/15/2020	30,000	35,775
		56,500
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	25,000	26,734
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	20,000	22,475

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	$20,000	$22,500
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	20,000	23,000
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	20,000	21,550
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	5,000	5,188
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	25,000	28,594
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	9,393
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	45,000	54,372
		213,806
Diversified Financial Services — 0.0%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	30,000	26,400
Diversified Manufacturing Operations — 0.0%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	35,000	39,725
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	18,067
		57,792
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	15,679
Electric Products-Misc. — 0.0%
GrafTech International, Ltd. Company Guar. Notes 6.38% due 11/15/2020	20,000	20,200
Electric-Distribution — 0.0%
Narragansett Electric Co. Senior Notes 4.17% due 12/10/2042*(16)	20,000	17,824
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	10,000	9,350
AES Corp. Senior Notes 7.38% due 07/01/2021	40,000	44,000
Security Description	Principal Amount(17)	Value (Note 2)
Electric-Generation (continued)
AES Corp. Senior Notes 8.00% due 10/15/2017	$110,000	$126,500
		179,850
Electric-Integrated — 0.4%
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	21,231
Arizona Public Service Co. Senior Notes 4.50% due 04/01/2042	5,000	4,752
Beaver Valley Funding Senior Sec. Notes 9.00% due 06/01/2017	6,000	6,054
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	28,660
Consolidated Edison Co of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	9,261
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/2017	25,000	28,852
DPL, Inc. Senior Notes 6.50% due 10/15/2016	40,000	42,400
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/2041	25,000	23,541
Energy Future Intermediate Holding Co LLC/ EFIH Finance Inc Senior Sec. Notes 10.00% due 12/01/2020*	67,000	70,350
Energy Future Intermediate Holding Co. LLC/ EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020	26,000	27,398
Energy Future Intermediate Holding Co., LLC/ EFIH Finance, Inc. Sec. Notes 12.25% due 03/01/2022*	25,000	28,125
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	9,756	10,412
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	25,000	27,967
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/2037	5,000	5,906
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	12,283

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	$20,000	$21,693
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	11,514
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	18,150
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	22,149
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/2017	5,000	5,776
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	15,000	10,369
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	32,893
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	4,609
		474,345
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/2016*	20,000	22,163
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	16,881
Oncor Electric Delivery Co., LLC Senior Sec. Notes 4.55% due 12/01/2041	20,000	19,166
		58,210
Electronic Components-Semiconductors — 0.1%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	40,000	43,300
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/2018*	3,000	3,279
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	15,000	16,687
		63,266
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	35,000	37,888
Security Description	Principal Amount(17)	Value (Note 2)
Enterprise Software/Service — 0.0%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	$20,000	$21,350
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	15,000	16,763
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	10,000	11,550
		49,663
Filtration/Separation Products — 0.0%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/2017	30,000	31,800
Finance-Auto Loans — 0.0%
General Motors Financial Co., Inc. Senior Notes 2.75% due 05/15/2016*	12,000	11,970
General Motors Financial Co., Inc. Senior Notes 3.25% due 05/15/2018*	8,000	7,780
General Motors Financial Co., Inc. Senior Notes 4.25% due 05/15/2023*	10,000	9,138
		28,888
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	16,913
TMX Finance LLC/ TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*(16)	10,000	10,450
		27,363
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017	30,000	34,997
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	40,000	47,910
E*TRADE Financial Corp. Senior Notes 6.38% due 11/15/2019	40,000	42,600
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	60,000	70,710
		196,217
Finance-Leasing Companies — 0.0%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	10,000	9,825
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	25,000	26,625
		36,450

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Sec. Notes 9.63% due 05/15/2015(14)	$20,557	$23,384
Finance-Other Services — 0.1%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. Senior Notes 6.00% due 08/01/2020*(16)	15,000	15,000
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/2016	20,000	20,650
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/2018	25,000	26,187
Nationstar Mortgage LLC/ Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	10,000	10,050
		71,887
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	40,000	44,100
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/2018	5,000	5,662
Wells Enterprises Inc. Senior Sec. Notes 6.75% due 02/01/2020*	5,000	5,100
		54,862
Food-Flour & Grain — 0.0%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	15,000	15,769
Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 7.25% due 06/01/2021*(16)	5,000	4,950
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/2020*	10,000	10,525
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	20,000	20,625
Sun Merger Sub, Inc. Senior Notes 5.25% due 08/01/2018*(16)	5,000	5,125
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*(16)	5,000	5,069
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/2016	15,000	16,817
		63,111
Security Description	Principal Amount(17)	Value (Note 2)
Food-Misc./Diversified — 0.1%
B&G Foods, Inc. Company Guar. Notes 4.63% due 06/01/2021	$10,000	$9,550
Campbell Soup Co. Senior Debentures 8.88% due 05/01/2021	15,000	19,662
Hawk Acquisition Sub, Inc. Senior Sec. Notes 4.25% due 10/15/2020*	25,000	23,844
Kraft Foods Group Inc. Senior Notes 6.50% due 02/09/2040	78,000	91,675
		144,731
Food-Retail — 0.0%
Kroger Co. Company Guar. Notes 6.15% due 01/15/2020	15,000	17,391
Funeral Services & Related Items — 0.1%
Service Corp International Senior Notes 5.38% due 01/15/2022*	5,000	4,769
Service Corp. International Senior Notes 6.75% due 04/01/2016	85,000	92,118
Service Corp. International Senior Notes 7.00% due 05/15/2019	15,000	15,975
Stewart Enterprises, Inc. Company Guar. Notes 6.50% due 04/15/2019	25,000	26,500
		139,362
Gambling (Non-Hotel) — 0.0%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	15,000	14,062
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/2019	25,000	26,250
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	20,000	20,800
		61,112
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	10,000	12,874
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020*	10,000	10,150
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/2016	100,000	110,000
		120,150

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Home Decoration Products — 0.0%
RSI Home Products, Inc. Sec. Notes 6.88% due 03/01/2018*	$10,000	$10,325
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018	60,000	66,225
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 12.50% due 11/01/2019	15,000	15,675
		81,900
Hotels/Motels — 0.1%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	25,000	26,000
Felcor Lodging LP Senior Sec. Notes 5.63% due 03/01/2023	5,000	4,669
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/2019	40,000	42,200
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/2014	22,000	23,677
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	9,345
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	10,000	10,125
		116,016
Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 6.88% due 05/15/2020	24,000	25,560
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/2017*	42,000	43,575
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	57,000	61,417
Dynegy Holdings LLC Senior Escrow Notes 7.75% due 06/01/2019†(5)(6)(14)	50,000	63
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	10,000	11,250
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	35,000	38,587
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	90,950
		245,842
Security Description	Principal Amount(17)	Value (Note 2)
Insurance Brokers — 0.0%
Hockey Merger Sub 2, Inc. Senior Notes 7.88% due 10/01/2021*(16)	$25,000	$25,031
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	16,000	19,002
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	34,000	42,093
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/2015	10,000	10,529
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/2033*	20,000	19,741
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	18,563
		109,928
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	32,210
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	10,000	11,266
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	25,000	28,273
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	15,000	17,729
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	29,921
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	18,563
		137,962
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/2035*	35,000	37,661
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	65,159
		102,820
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Senior Notes 7.75% due 04/15/2026	15,000	19,755

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	$25,000	$22,661
Internet Infrastructure Equipment — 0.0%
CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 6.38% due 11/15/2022	10,000	9,925
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	10,000	10,225
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,075
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	15,000	14,737
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	20,000	19,550
		59,587
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/2017	30,000	32,325
Machinery-Construction & Mining — 0.0%
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	35,000	35,394
Terex Corp. Company Guar. Notes 6.50% due 04/01/2020	5,000	5,250
		40,644
Machinery-General Industrial — 0.0%
Manitowoc Co., Inc. Company Guar. Notes 5.88% due 10/15/2022	10,000	9,800
Renaissance Acquisition Corp. Senior Notes 6.88% due 08/15/2021*(16)	5,000	4,938
		14,738
Medical Information Systems — 0.0%
Healthcare Technology Intermediate, Inc. Senior Notes 7.38% due 09/01/2018*(7)(16)	15,000	15,319
IMS Health, Inc. Senior Notes 6.00% due 11/01/2020*	10,000	10,212
		25,531
Security Description	Principal Amount(17)	Value (Note 2)
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	$8,000	$8,531
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/2037	20,000	22,657
		31,188
Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	30,000	30,975
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	15,000	15,206
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/2019	20,000	21,100
		67,281
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/2017*	5,000	5,338
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	15,000	15,862
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/2020*	5,000	5,300
VPI Escrow Corp. Senior Notes 6.38% due 10/15/2020*	5,000	5,200
		31,700
Medical-Generic Drugs — 0.0%
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*(16)	5,000	4,991
Par Pharmaceutical Cos., Inc. Company Guar. Notes 7.38% due 10/15/2020	40,000	41,350
		46,341
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/2016	10,000	11,256
Aetna, Inc. Senior Notes 6.50% due 09/15/2018	15,000	17,762
Cigna Corp. Senior Notes 5.38% due 02/15/2042	25,000	26,238
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	25,000	27,770
Health Net, Inc. Senior Notes 6.38% due 06/01/2017	45,000	47,812

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	$30,000	$33,150
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	20,000	19,071
		183,059
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021*(16)	20,000	20,200
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	35,000	37,450
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	20,000	20,350
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019	10,000	10,487
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	85,000	92,119
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	5,000	5,488
IASIS Healthcare LLC/ IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	20,000	20,750
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021*	20,000	18,450
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	10,000	9,375
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*(16)	10,000	10,225
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	35,000	37,362
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	20,000	21,950
		304,206
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/ Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/2019	25,000	26,813
Medical-Outpatient/Home Medical — 0.0%
Amsurg Corp. Company Guar. Notes 5.63% due 11/30/2020	20,000	20,000
Security Description	Principal Amount(17)	Value (Note 2)
Medical-Outpatient/Home Medical (continued)
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/2017*	$15,000	$15,525
		35,525
Multimedia — 0.1%
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	20,000	23,655
News America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	23,906
News America, Inc. Company Guar. Debentures 7.75% due 12/01/2045	10,000	12,243
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	13,250
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	19,000	22,163
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	6,000	6,541
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	56,660
		158,418
Music — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*(16)	10,000	10,150
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/2018	5,000	5,324
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	15,000	16,951
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	5,363
		27,638
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc. Senior Notes 6.50% due 02/01/2020	15,000	15,713
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*(16)	10,000	10,000
Hercules Offshore, Inc. 8.75% due 07/15/2021*(16)	10,000	10,600
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	60,677
		96,990

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	$10,000	$11,229
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 7.38% due 04/15/2021*	23,000	23,460
Aurora USA Oil & Gas, Inc. Company Guar. Notes 9.88% due 02/15/2017*	20,000	21,250
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/2018	45,000	49,050
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	20,000	21,100
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	25,000	28,125
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	5,000	5,013
Chesapeake Oilfield Operating LLC/ Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019	30,000	30,525
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	10,000	9,975
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	10,000	9,875
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	30,000	32,175
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	15,000	14,719
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	45,000	45,281
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.13% due 04/15/2021*	10,000	9,800
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	5,000	5,313
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	45,000	49,387
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	17,477
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	50,000	56,250
Security Description	Principal Amount(17)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	$10,000	$10,675
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	10,850
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(7)(15)	15,643	16,327
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	75,000	71,437
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/2019	35,000	36,400
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020*	30,000	31,350
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	50,000	51,250
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	18,927
Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 02/15/2019	40,000	44,400
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2019*	30,000	28,275
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	30,000	22,650
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	24,938
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	25,000	25,062
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022*(16)	15,000	15,825
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	15,000	15,900
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	69,000	73,850
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	10,000	9,675
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	15,000	16,163

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	$10,000	$9,500
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	40,000	43,100
Samson Investment Co. Senior Notes 10.25% due 02/15/2020*	55,000	58,300
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	10,000	10,100
SM Energy Co. Senior Notes 6.50% due 11/15/2021	10,000	10,400
SM Energy Co. Senior Notes 6.50% due 01/01/2023	5,000	5,100
SM Energy Co. Senior Notes 6.63% due 02/15/2019	15,000	15,600
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	25,000	25,625
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	25,000	25,687
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021*(16)	20,000	20,450
WPX Energy, Inc. Senior Notes 5.25% due 01/15/2017	35,000	36,925
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,138
		1,234,883
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Senior Notes 6.25% due 10/01/2021*(16)	15,000	15,094
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	24,859
Oil-Field Services — 0.1%
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/2019	20,000	20,100
Frac Tech Services LLC/Frac Tech Finance,, Inc. Company Guar. Notes 8.13% due 11/15/2018*	22,000	23,870
Security Description	Principal Amount(17)	Value (Note 2)
Oil-Field Services (continued)
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	$10,000	$10,425
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	35,000	34,650
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/2017	5,000	5,610
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/2037	5,000	5,191
		99,846
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	50,356
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	12,655
International Paper Co. Senior Notes 7.95% due 06/15/2018	11,000	13,654
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	6,790
International Paper Co. Senior Notes 9.38% due 05/15/2019	29,000	38,243
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/2031	5,000	5,775
		127,473
Petrochemicals — 0.0%
Sawgrass Merger Sub, Inc. Sec. Notes 8.75% due 12/15/2020*	20,000	20,450
Pipelines — 0.3%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	40,000	37,600
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	10,000	10,275
Chesapeake Midstream Partners LP/ CHKM Finance Corp. Company Guar. Notes 5.88% due 04/15/2021	22,000	22,605
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 7.13% due 06/01/2022	10,000	10,300

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/2018	$45,000	$47,813
DCP Midstream LLC Senior Notes 5.35% due 03/15/2020*	20,000	21,419
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	15,000	18,242
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	85,000	94,798
El Paso LLC Senior Sec. Notes 7.75% due 01/15/2032	35,000	35,780
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/2032	30,000	39,062
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	10,000	11,499
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	35,000	37,450
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	15,769
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	15,835
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	18,755
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023*	20,000	18,100
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	15,000	14,400
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/15/2018	10,000	11,475
Spectra Energy Partners LP Senior Notes 4.60% due 06/15/2021	15,000	15,483
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	14,000	15,867
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	9,000	10,733
		523,260
Security Description	Principal Amount(17)	Value (Note 2)
Property Trust — 0.0%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	$15,000	$17,835
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/2018*	20,000	23,809
		41,644
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*(16)	15,000	14,888
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*(16)	10,000	9,800
		24,688
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 10/01/2020	10,000	9,625
Radio — 0.1%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	20,000	20,750
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	30,000	34,050
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	5,000	4,825
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*(16)	25,000	25,219
		84,844
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 7.00% due 10/15/2017	25,000	28,783
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	10,000	9,475
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	5,000	4,656
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/2020	35,000	42,839
Duke Realty LP Senior Notes 6.50% due 01/15/2018	10,000	11,505
Duke Realty LP Senior Notes 6.75% due 03/15/2020	5,000	5,779
EPR Properties Senior Notes 5.25% due 07/15/2023	15,000	14,563

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	$15,000	$14,189
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/2017	20,000	22,013
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,076
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,274
iStar Financial Inc. Senior Notes 3.00% due 11/15/2016	15,000	18,703
iStar Financial, Inc. Senior Notes 7.13% due 02/15/2018	15,000	16,088
iStar Financial, Inc. Senior Notes 9.00% due 06/01/2017	20,000	22,700
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	25,000	25,312
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,525
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/2022	15,000	16,125
Rayonier, Inc. Company Guar. Notes 3.75% due 04/01/2022	10,000	9,635
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	5,000	5,070
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/2018	20,000	21,389
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	15,000	17,401
Weyerhaeuser Co. Senior Notes 7.13% due 07/15/2023	10,000	11,697
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	24,359
		358,156
Real Estate Management/Services — 0.0%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/2020	10,000	10,675
Security Description	Principal Amount(17)	Value (Note 2)
Real Estate Management/Services (continued)
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	$10,000	$9,375
Realogy Corp. Senior Sec. Notes 7.88% due 02/15/2019*	10,000	10,925
Realogy Corp. Senior Sec. Notes 9.00% due 01/15/2020*	5,000	5,775
Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*	5,000	5,575
		42,325
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*(16)	20,000	19,992
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(16)	50,000	2
Rental Auto/Equipment — 0.1%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	15,000	15,863
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	10,000	9,250
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/2019	5,000	5,425
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 9.75% due 03/15/2020	10,000	11,525
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	45,000	46,945
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	10,000	10,300
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	15,000	15,488
Hertz Corp. Company Guar. Notes 7.50% due 10/15/2018	15,000	16,162
Rent-A-Center, Inc. Senior Notes 4.75% due 05/01/2021*	15,000	13,950
United Rentals Merger Sub Corp. Company Guar. Notes 9.25% due 12/15/2019	30,000	33,600

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	$15,000	$16,312
		194,820
Research & Development — 0.0%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(7)	10,000	10,575
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	20,000	22,475
		33,050
Resorts/Theme Parks — 0.0%
Cedar Fair LP Company Guar. Notes 5.25% due 03/15/2021*	15,000	14,325
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	5,000	5,481
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	20,000	19,050
		38,856
Retail-Apparel/Shoe — 0.1%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 10.00% due 02/15/2019	25,000	27,813
Burlington Holdings LLC/Burlington Holding Finance, Inc. Senior Notes 9.00% due 02/15/2018*(7)	10,000	10,275
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	20,000	20,500
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	45,000	48,656
		107,244
Retail-Arts & Crafts — 0.0%
Michaels FinCo, Holdings LLC/ Michaels FinCo., Inc. Senior Notes 7.50% due 08/01/2018*(7)(16)	15,000	15,188
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/2016	20,000	20,525
		35,713
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	9,656
Security Description	Principal Amount(17)	Value (Note 2)
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	$10,000	$10,413
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	25,000	28,281
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	20,000	19,600
		58,294
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	73,963	89,230
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	10,000	11,175
Rite Aid Corp. Company Guar. Notes 9.25% due 03/15/2020	25,000	28,375
		128,780
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(7)	10,000	10,275
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	30,000	30,600
		40,875
Retail-Jewelry — 0.1%
Claire's Stores, Inc. Senior Sec. Notes 6.13% due 03/15/2020*	5,000	4,950
Claire's Stores, Inc. Sec. Notes 8.88% due 03/15/2019	25,000	26,750
Claire's Stores, Inc. Senior Sec. Notes 9.00% due 03/15/2019*	30,000	33,225
		64,925
Retail-Major Department Stores — 0.0%
TJX Cos., Inc. Senior Notes 2.50% due 05/15/2023	20,000	18,569
Retail-Misc./Diversified — 0.0%
CST Brands, Inc. Company Guar. Notes 5.00% due 05/01/2023*	30,000	28,275
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	20,000	21,450
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(7)	15,000	15,225
		36,675

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	$10,000	$9,350
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	12,000	12,000
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/2016	13,000	14,676
Macy's Retail Holdings, Inc. Company Guar. Notes 3.88% due 01/15/2022	5,000	4,957
Macy's Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	5,000	4,786
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	6,000	7,026
Neiman-Marcus Group, Inc. Senior Notes 7.13% due 06/01/2028	30,000	29,550
		82,345
Retail-Restaurants — 0.2%
Burger King Corp. Company Guar. Notes 9.88% due 10/15/2018	25,000	28,063
Carrols Restaurant Group Inc. Sec. Notes 11.25% due 05/15/2018	5,000	5,625
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/2037	45,000	47,639
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	38,675
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	35,000	38,937
Landry's Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	15,000	15,713
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	40,000	42,200
McDonald's Corp. Senior Notes 5.70% due 02/01/2039	18,000	20,937
McDonald's Corp. Senior Notes 6.30% due 10/15/2037	22,000	27,286
		265,075
Retail-Sporting Goods — 0.0%
Academy Ltd./Academy Finance Corp.* Company Guar. Notes 9.25% due 08/01/2019	5,000	5,575
Security Description	Principal Amount(17)	Value (Note 2)
Retail-Sporting Goods (continued)
New Academy Finance Co., LLC/ New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(7)	$15,000	$15,375
		20,950
Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	35,000	37,012
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	40,000	43,100
		80,112
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 06/30/2015	23,000	21,275
Special Purpose Entities — 0.1%
MPH Intermediate Holding Co. 2 Senior Notes 8.38% due 08/01/2018*(7)(16)	10,000	10,244
Rivers Pittsburgh Borrower LP/ Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	18,000	19,620
ROC Finance LLC/ ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	35,000	38,762
		68,626
Steel Pipe & Tube — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/2018	50,000	54,000
Steel-Producers — 0.0%
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	15,000	15,525
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019	5,000	5,213
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	5,000	5,175
Steel Dynamics, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	10,812
		36,725
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.75% due 08/15/2040	5,000	5,533

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/2015*	$45,000	$47,081
PAETEC Holding Corp. Company Guar. Notes 9.88% due 12/01/2018	30,000	33,375
Qwest Corp. Senior Notes 6.75% due 12/01/2021	51,000	54,770
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020	5,000	4,963
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/2019	3,000	3,240
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	55,000	59,369
West Corp. Company Guar. Notes 7.88% due 01/15/2019	25,000	26,937
West Corp. Company Guar. Notes 8.63% due 10/01/2018	15,000	16,313
		246,048
Telecommunication Equipment — 0.1%
Alcatel Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	25,000	21,125
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	45,000	42,075
Avaya, Inc. Company Guar. Notes 10.50% due 03/01/2021*	10,000	8,100
		71,300
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.63% due 12/01/2022	45,000	40,333
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	5,000	4,127
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	50,000	54,038
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	40,000	36,400
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	5,000	4,881
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/2017	10,000	10,420
Security Description	Principal Amount(17)	Value (Note 2)
Telephone-Integrated (continued)
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	$5,000	$5,288
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	5,000	5,000
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	10,000	11,100
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	55,000	60,775
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	10,000	11,450
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	20,000	20,200
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	5,000	5,350
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	20,000	21,850
Level 3 Financing, Inc. Company Guar. Notes 9.38% due 04/01/2019	20,000	22,050
New Jersey Bell Telephone Senior Debentures 8.00% due 06/01/2022	25,000	30,086
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	120,000	107,100
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	50,000	61,486
Verizon New England, Inc. Senior Notes 4.75% due 10/01/2013	20,000	20,000
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	10,000	9,150
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	20,000	20,650
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	45,000	50,175
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	10,000	10,750
		622,659
Television — 0.1%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	15,000	15,600

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Television (continued)
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	$10,000	$9,500
Sinclair Television Group, Inc. Senior Notes 6.13% due 10/01/2022	10,000	9,925
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*(16)	10,000	10,050
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	25,000	27,375
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	25,000	30,304
		102,754
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	30,000	34,200
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	5,000	4,600
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	15,000	16,200
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	10,000	9,425
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/2018	18,000	19,890
		84,315
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	20,000	18,317
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	10,000	13,206
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	11,000	14,543
		46,066
Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*(16)	10,000	10,175
Transport-Air Freight — 0.0%
Air Medical Group Holdings, Inc. Senior Sec. Notes 9.25% due 11/01/2018	31,000	33,325
Security Description	Principal Amount(17)	Value (Note 2)
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	$15,000	$15,612
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/2018	15,000	17,287
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	16,359
Kansas City Southern Railway Senior Notes 4.30% due 05/15/2043*(16)	3,000	2,655
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	21,722
Union Pacific Railroad Co. 2004 Pass Through Trust Series 2004-2 5.21% due 09/30/2014*	10,000	10,349
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	20,000	19,800
		103,784
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Sec. Notes 10.00% due 11/15/2018	35,000	38,850
Travel Services — 0.1%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/2016	45,000	49,050
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	25,000	27,031
Travelport LLC Company Guar. Notes 11.88% due 09/01/2016	10,000	9,850
Travelport LLC/Travelport Holdings, Inc. Company Guar. Notes 13.88% due 03/01/2016*(7)	22,300	23,192
		109,123
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 7.00% due 07/15/2021	10,000	10,650
Wireless Equipment — 0.0%
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	15,000	13,800
Crown Castle International Corp. Senior Notes 7.13% due 11/01/2019	10,000	10,725
		24,525
Total U.S. Corporate Bonds & Notes (cost $13,697,312)		14,347,413

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 1.4%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	$13,000	$11,791
Nufarm Australia, Ltd. Company Guar. Notes 6.38% due 10/15/2019*	10,000	9,950
		21,741
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	103,618
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	11,243
HBOS PLC Sub. Notes 6.00% due 11/01/2033*	50,000	47,055
Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/2021*	60,000	65,418
Santander Issuances S.A Unipersonal Bank Guar. Notes 5.91% due 06/20/2016*	100,000	105,457
		332,791
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	30,000	32,925
Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	9,000	9,664
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	25,000	25,125
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*(16)	10,000	9,800
		34,925
Cellular Telecom — 0.0%
NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*	20,000	18,150
NII International Telecom SCA Company Guar. Notes 11.38% due 08/15/2019*	10,000	10,350
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	25,000	29,859
		58,359
Security Description	Principal Amount(17)	Value (Note 2)
Chemicals-Diversified — 0.0%
LYB International Finance BV Company Guar. Notes 4.00% due 07/15/2023	$35,000	$34,698
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*(16)	5,000	5,013
		39,711
Chemicals-Other — 0.0%
SPCM SA Senior Notes 6.00% due 01/15/2022*(16)	5,000	5,025
Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	20,000	20,176
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022	40,000	46,000
		66,176
Diversified Financial Services — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/2016	15,000	15,712
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	15,000	15,000
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	16,950
		31,950
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 02/01/2018*	40,000	41,800
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	15,000	15,000
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	20,000	21,550
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/2041*	5,000	4,635
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/2016*	15,000	16,386
		99,371
Diversified Operations — 0.0%
DH Services Luxembourg SARL Company Guar. Notes 7.75% due 12/15/2020*	25,000	26,000
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*(16)	5,000	5,006
		31,006

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		$86,000	$109,287
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/2039*		35,000	42,486
Energy East Corp. Notes 6.75% due 07/15/2036		10,000	10,637
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*		70,000	76,154
			129,277
Food-Retail — 0.0%
Delhaize Group SA Company Guar. Notes 4.13% due 04/10/2019		15,000	15,643
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	35,000	34,574
Gold Mining — 0.1%
Barrick Gold Corp. Senior Notes 3.85% due 04/01/2022		15,000	13,266
Eldorado Gold Corp. Senior Notes 6.13% due 12/15/2020*		10,000	9,650
IAMGOLD Corp. Company Guar. Notes 6.75% due 10/01/2020*		25,000	21,812
New Gold, Inc. Senior Notes 6.25% due 11/15/2022*		5,000	4,863
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*		15,000	15,450
			65,041
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/2021		35,000	37,795
Medical-Drugs — 0.0%
VPII Escrow Corp. Senior Notes 6.75% due 08/15/2018*(16)		25,000	26,750
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020		20,000	21,950
Security Description	Principal Amount(17)	Value (Note 2)
Metal-Copper — 0.0%
Inmet Mining Corp. Company Guar. Notes 7.50% due 06/01/2021*	$5,000	$5,125
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	15,000	14,137
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	25,126
Offshore Group Investment, Ltd. Senior Sec. Notes 7.13% due 04/01/2023	20,000	19,500
Offshore Group Investment, Ltd. Senior Sec. Notes 7.50% due 11/01/2019	25,000	26,312
Shelf Drilling Holdings, Ltd. Senior Sec. Notes 8.63% due 11/01/2018*(16)	20,000	21,250
		92,188
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	60,000	74,798
Connacher Oil and Gas, Ltd. Sec. Notes 8.50% due 08/01/2019*	10,000	7,150
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 02/01/2022*(16)	5,000	4,875
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/2019	40,000	43,700
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017†(6)(18)	10,000	5,800
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	15,000	14,700
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	20,000	20,150
PetroBakken Energy, Ltd. Senior Notes 8.63% due 02/01/2020*	40,000	38,800
		209,973
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	10,000	10,804
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	35,000	37,951

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	$20,000	$20,636
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021	50,000	50,229
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041(16)	15,000	14,505
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	31,527
		165,652
Oil Refining & Marketing — 0.0%
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*	10,000	10,325
Oil-Field Services — 0.0%
Trinidad Drilling, Ltd. Senior Notes 7.88% due 01/15/2019*	5,000	5,275
Weatherford International, Ltd./ Bermuda Company Guar. Notes 6.50% due 08/01/2036	9,000	9,018
Weatherford International, Ltd./ Bermuda Company Guar. Notes 9.63% due 03/01/2019	18,000	22,662
		36,955
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	5,000	5,425
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*(16)	15,000	14,737
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	10,000	9,925
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	25,000	27,000
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	55,000	56,925
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023*	40,000	42,200
SES SA Company Guar. Notes 5.30% due 04/04/2043*(16)	5,000	4,742
		140,792
Security Description	Principal Amount(17)	Value (Note 2)
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 10/15/2039	$10,000	$9,475
ArcelorMittal Senior Notes 10.35% due 06/01/2019	15,000	18,450
		27,925
SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/2013	150,000	151,141
Telecom Services — 0.1%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	100,000	106,250
Telephone-Integrated — 0.1%
France Telecom SA Senior Notes 4.13% due 09/14/2021	21,000	21,152
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,397
Telecom Italia Capital SA Company Guar. Notes 6.18% due 06/18/2014	7,000	7,205
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	35,000	35,839
		70,593
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	35,000	33,250
Transport-Rail — 0.0%
Kansas City Southern de Mexico SA de CV Senior Notes 2.35% due 05/15/2020*(16)	2,000	1,907
Total Foreign Corporate Bonds & Notes (cost $2,209,962)		2,306,048
LOANS(12)(13) — 0.1%
Casino Hotels — 0.1%
Caesars Entertainment Corp.FRS Term B-6 Loan 5.43% due 01/28/2018	69,919	63,518
Electric-Integrated — 0.0%
TXU Energy Tranche B-3 Term Loan 4.71% due 10/10/2017	90,398	61,018
Total Loans (cost $146,934)		124,536

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount(17)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	$25,000	$30,093
Ohio State University Revenue Bonds 4.91% due 06/01/2040	15,000	15,260
State of California General Obligations Bonds 7.50% due 04/01/2034	30,000	38,072
State of Illinois General Obligation Bonds 4.07% due 01/01/2014	35,000	35,275
State of Illinois General Obligation Bonds 4.42% due 01/01/2015	10,000	10,313
Total Municipal Bonds & Notes (cost $115,204)		129,013
U.S. GOVERNMENT AGENCIES — 1.8%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 04/01/2020	16,638	17,535
5.50% due 06/01/2035	11,591	12,599
7.50% due 10/01/2029	10,936	12,618
Federal Home Loan Mtg. Corp., REMIC Series 2990, Class LB 16.48% due 06/15/2034(8)(9)	35,005	49,096
Series 3065, Class DC 19.31% due 03/15/2035(8)(9)	46,092	65,759
Federal Home Loan Mtg. Corp., Structured Pass-Through VRS Series T-56, Class 1IO 0.00% due 05/25/2043(3)(5)(9)	132,756	996
Series T-56, Class 2IO 0.00% due 05/25/2043(3)(5)(9)	123,702	387
Series T-56, Class 3IO 0.00% due 05/25/2043(3)(5)(9)	103,946	1,364
Series T-51, Class 1AIO 0.00% due 09/25/2043(3)(9)	70,838	0
Series T-56, Class AIO 0.52% due 05/25/2043(3)(9)	212,944	4,971
		165,325
Federal National Mtg. Assoc. — 1.7%
3.50% due October TBA	1,000,000	1,017,969
4.00% due October TBA	1,000,000	1,048,906
4.00% due 05/01/2019	166,103	176,236
4.00% due 09/01/2020	18,703	19,859
4.50% due 04/01/2018	4,055	4,306
4.50% due 03/01/2020	10,079	10,714
4.50% due 04/01/2020	18,472	19,617
4.50% due 09/01/2020	12,090	12,844
4.50% due 11/01/2020	9,034	9,610
5.00% due 03/01/2021	4,528	4,809
5.50% due 03/01/2018	6,757	7,140
6.00% due 06/01/2036	4,600	5,020
6.50% due 01/01/2036	708	795
6.50% due 06/01/2036	64,996	76,608
6.50% due 07/01/2036	14,345	15,861
Security Description	Shares/ Principal Amount(17)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.50% due 09/01/2036	$49,163	$54,336
6.50% due 11/01/2036	34,464	38,709
7.00% due 06/01/2033	12,298	14,081
7.00% due 04/01/2035	15,278	17,706
7.50% due 04/01/2024	14,266	16,437
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 19.71% due 08/25/2035(8)(9)	23,463	32,393
Series 2005-122, Class SE 22.47% due 11/25/2035(8)(9)	27,346	41,399
Series 3072, Class SM 23.13% due 11/15/2035(8)(9)	33,307	51,574
Series 2006-8, Class HP 23.91% due 03/25/2036(8)(9)	36,637	58,121
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.41% due 10/25/2041(3)(9)	185,482	2,783
		2,757,833
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	46,111	51,494
6.50% due 09/20/2037	11,545	13,016
		64,510
Total U.S. Government Agencies (cost $2,884,713)		2,987,668
U.S. GOVERNMENT TREASURIES — 1.8%
United States Treasury Bonds — 0.2%
United States Treasury Bonds 2.88% due 05/15/2043	310,000	263,112
United States Treasury Notes — 1.6%
United States Treasury Notes 1.00% due 08/31/2016	170,000	171,806
1.63% due 08/15/2022	370,000	344,678
1.75% due 05/15/2023	280,000	259,460
2.38% due 08/31/2014	1,550,000	1,581,908
3.50% due 02/15/2018	320,000	351,525
		2,709,377
Total U.S. Government Treasuries (cost $2,995,945)		2,972,489
EXCHANGE-TRADED FUNDS — 2.1%
SPDR S&P MidCap 400 ETF Trust	900	203,697
SPDR S&P 500 ETF Trust, Series I	19,000	3,193,900
Total Exchange-Traded Funds (cost $3,406,421)		3,397,597
EQUITY CERTIFICATES — 0.2%
Banks-Commercial — 0.1%
Citigroup Global Markets-Guaranty Trust Bank(16)	69,031	10,631
Citigroup Global Markets-Zenith Bank(16)	86,376	10,624
UBS AG — HCL Technologies, Ltd(16)	3,035	52,630
UBS AG — Jammu & Kashmir Bank, Ltd.(16)	2,092	37,995
		111,880
Auto-Cars/Light Trucks — 0.0%
UBS AG — Tata Motors, Ltd.(16)	12,110	64,225

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares/ Principal Amount(17)	Value (Note 2)
EQUITY CERTIFICATES (continued)
Finance-Mortgage Loan/Banker — 0.1%
UBS AG — Housing Development Finance Corp.(16)	8,899	$108,478
Transport-Services — 0.0%
UBS AG — Jaypee Infratech. Ltd.(16)	12,847	3,217
Television — 0.0%
UBS AG — Sun TV Network(16)	6,737	42,251
Rubber-Tires — 0.0%
Apollo Tyres, Ltd.(16)	36,098	38,375
Total Equity Certificates (cost $381,130)		368,426
WARRANTS† — 0.0%
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)(2)(16) (cost $1,115)	6,345	0
RIGHTS† — 0.0%
Banks-Commercial — 0.0%
BBVA Expires 10/14/2013	8,957	1,224
Diversified Banking — 0.0%
Barclays PLC Expires 10/02/2013 (Subscription price $1.85)	4,178	5,461
Total Rights (cost $1,200)		6,685
Total Long-Term Investment Securities (cost $125,541,044)		149,897,384
SHORT-TERM INVESTMENT SECURITIES — 5.1%
U.S. Government Agencies — 1.2%
Federal Home Loan Bank 0.03% due 12/18/2013	$2,000,000	1,999,912
U.S. Government Treasuries — 3.9%
United States Treasury Bills 0.01% due 04/03/2014(10)	42,000	41,993
0.10% due 04/03/2014(10)	15,000	14,998
0.11% due 04/03/2014(10)	270,000	269,955
0.01% due 05/01/2014(10)	2,000,000	1,999,500
0.03% due 05/01/2014(10)	2,000,000	1,999,500
0.01% due 08/21/2014	2,000,000	1,998,650
		6,324,596
Total Short-Term Investment Securities (cost $8,324,166)		$8,324,508
Security Description	Principal Amount(17)	Value (Note 2)
REPURCHASE AGREEMENT — 4.4%
Agreement with Deutsche Bank AG, bearing interest at 0.04%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $7,266,008 and collateralized by $6,876,000 of United States Treasury Notes, bearing interest at 4.13%, due 05/15/2015 and having an approximate value of $7,415,873 (cost $7,266,000)	$7,266,000	$7,266,000
TOTAL INVESTMENTS (cost $141,131,210)(11)	101.3%	165,487,892
Liabilities in excess of other assets	(1.3)	(2,107,299)
NET ASSETS	100.0%	$163,380,593

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $5,221,641 representing 2.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2013. The aggregate value of these securities was $26,010,531 representing 17.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Interest Only

(4)  Commercial Mortgage Backed Security

(5)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(6)  Security in default

(7)  PIK ("Payment in Kind") Security-Income may be paid in additional securities or cash at the discretion of the issuer.

(8)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2013.

(9)  Collateralized Mortgage Obligation

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)  See Note 4 for cost of investments on a tax basis.

(12)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

(13)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)  Company has filed for Chapter 11 bankruptcy protection.

(15)  Security currently paying interest in the form of additional securities.

(16)  Illiquid security. At September 30, 2013, the aggregate value of these securities wa $1,395,596 representing 0.9% of net assets.

(17)  Denominated in United States dollars unless otherwise indicated.

(18)  Company filed for bankruptcy protection in country of issuance

ADR — American Depository Receipt

BATS — Better Alternative Trading System

CAD — Canadian Dollars

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext — Euronext Stock Exchange, Amsterdam

ESE — Equiduct

GDR — Global Depository Receipt

JSE — Johannesburg Stock Exchange

LSE — London Stock Exchange

NVDR — Non-Voting Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

SDR — Swedish Depository Receipt

SGMX — Sigma X

TBA —Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at September 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
80	Short	Euro Stoxx 50	December 2013	$3,113,180	$3,115,885	$(2,705)
19	Short	FTSE 100 Index#	December 2013	2,036,805	1,977,658	59,147
51	Long	Mini MSCI EAFE Index	December 2013	4,648,292	4,628,760	(19,532)
21	Short	OMXS 30 Index#	October 2013	416,756	411,802	4,954
55	Short	Russell 2000 Mini Index	December 2013	5,816,550	5,892,700	(76,150)
88	Long	S&P 500 E-Mini Index	December 2013	7,401,680	7,366,920	(34,760)
39	Short	S&P 500 E-Mini Index	December 2013	3,280,290	3,264,885	15,405
48	Long	S&P Mid 400 E-Mini Index	December 2013	5,896,320	5,954,880	58,560
15	Long	SPI 200 Index#	December 2013	1,831,645	1,827,202	(4,443)
4	Short	SPI 200 Index#	December 2013	488,389	487,375	1,014
10	Short	TOPIX Index#	December 2013	1,195,890	1,216,298	(20,408)
5	Long	U.S. Treasury 2 YR Notes	December 2013	1,098,203	1,101,328	3,125
42	Short	U.S. Treasury 2 YR Notes	December 2013	9,224,250	9,251,156	(26,906)
22	Long	U.S. Treasury 5 YR Notes	December 2013	2,625,141	2,663,031	37,890
51	Short	U.S. Treasury 5 YR Notes	December 2013	6,085,336	6,173,391	(88,055)
64	Long	U.S. Treasury 10 YR Notes	December 2013	7,913,500	8,089,000	175,500
						$82,636

#  Foreign equity futures contracts valued using fair value procedures at September 30, 2013. The aggregate appreciation (depreciation) of these futures contracts was $40,264 representing 0.0% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity futures contracts

Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation (Depreciation)
Citibank N.A.	$7,596	02/13/14	3 Month USD LIBOR-BBA minus 15 bps	Russell 1000 Index Total Return	$649
Citibank N.A.	8,668	02/13/14	(3 Month USD LIBOR-BBA plus 10 bps)	Citibank U.S. Equity Custom Basket	(66,483)
Net Unrealized Appreciation (Depreciation)					$(65,834)

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

@ Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 2.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	2,957,000	USD	3,895,658	12/18/2013	$—	$(105,524)
Barclays Bank PLC	CAD	101,300	USD	98,248	10/18/2013	—	(56)
	CHF	539,300	USD	575,804	12/18/2013	—	(20,926)
	GBP	1,219,000	USD	1,929,137	12/18/2013	—	(43,194)
	HKD	3,643,400	USD	469,932	11/20/2013	125	—
	USD	98,507	CAD	101,300	10/18/2013	—	(203)
	USD	212,097	HKD	1,644,300	11/20/2013	—	(69)
	USD	18,614	SEK	123,500	12/18/2013	569	—
						694	(64,448)
Citibank N.A.	CAD	175,800	USD	167,031	10/18/2013	—	(3,570)
	DKK	1,299,400	USD	229,733	12/18/2013	—	(6,133)
	EUR	823,800	USD	1,111,910	12/18/2013	—	(2,792)
	USD	98,247	CAD	101,300	10/18/2013	57	—
	USD	1,115,302	EUR	823,800	12/18/2013	—	(600)
						57	(13,095)
Credit Suisse AG	CHF	572,600	USD	625,345	12/18/2013	—	(8,230)
	EUR	40,700	USD	55,103	12/18/2013	31	—
	GBP	573,900	USD	892,311	12/18/2013	—	(36,254)
	JPY	80,387,800	USD	819,038	11/20/2013	993	—
	USD	53,619	EUR	40,700	12/18/2013	1,453	—
	USD	127,885	NOK	780,100	12/18/2013	1,474	—
						3,951	(44,484)
Deutsche Bank AG	USD	1,211,113	EUR	919,300	12/18/2013	32,812	—
Goldman Sachs International	EUR	659,800	USD	893,323	12/18/2013	533	—
	JPY	97,960,600	USD	995,630	11/20/2013	—	(1,241)
	USD	232,233	JPY	22,850,800	11/20/2013	302	—
	USD	1,082,590	EUR	821,700	12/18/2013	29,271	—
						30,106	(1,241)
HSBC Bank USA, N.A.	AUD	41,700	USD	38,264	10/18/2013	—	(597)
	JPY	80,387,700	USD	818,987	11/20/2013	943	—
	USD	37,598	AUD	41,700	10/18/2013	1,263	—
						2,206	(597)
JPMorgan Chase Bank	AUD	433,000	USD	385,838	10/18/2013	—	(17,683)
	SEK	927,900	USD	140,372	12/18/2013	—	(3,755)
	SGD	5,500	USD	4,309	11/20/2013	—	(75)
	USD	392,685	AUD	433,000	10/18/2013	10,836	—
						10,836	(21,513)
Royal Bank of Scotland PLC	JPY	22,850,800	USD	232,226	11/20/2013	—	(309)
	USD	230,093	JPY	22,850,800	11/20/2013	2,442	—
						2,442	(309)
State Street Bank & Trust Co.	AUD	854,900	USD	784,293	10/18/2013	—	(12,406)
	CAD	296,300	USD	281,488	10/18/2013	—	(6,048)
	USD	12,049	ILS	43,900	10/18/2013	405	—
						405	(18,454)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	AUD	530,400	USD	480,049	10/18/2013	$—	$(14,241)
	EUR	123,300	USD	166,936	12/18/2013	96	—
	GBP	573,900	USD	892,295	12/18/2013	—	(36,270)
	USD	348,237	AUD	391,300	10/18/2013	16,423	—
	USD	162,454	EUR	123,300	12/18/2013	4,386	—
						20,905	(50,511)
Westpac Banking Corp.	EUR	1,521,300	USD	2,004,052	12/18/2013	—	(54,452)
	JPY	80,387,700	USD	819,058	11/20/2013	1,014	—
						—	—
						1,014	(54,452)
Net Unrealized Appreciation(Depreciation)						$105,428	$(374,628)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Advertising Agencies	$—	$82,903	$—	$82,903
Advertising Services	—	—	0	0
Aerospace/Defense-Equipment	98,624	375,550	—	474,174
Agricultural Chemicals	1,109,975	136,865	—	1,246,840
Agricultural Operations	58,938	—	645	59,583
Airlines	922,289	169,887	—	1,092,176
Airport Development/Maintenance	—	10,552	—	10,552
Alternative Waste Technology	—	30,091	—	30,091
Apparel Manufacturers	—	16,046	—	16,046
Athletic Footwear	—	77,212	—	77,212
Audio/Video Products	64,517	92,685	—	157,202
Auto-Cars/Light Trucks	—	918,069	—	918,069
Auto-Heavy Duty Trucks	31,884	118,556	—	150,440
Auto/Truck Parts & Equipment-Original	917,275	226,878	—	1,144,153
Banks-Commercial	1,696,379	2,068,941	—	3,765,320
Beverages-Non-alcoholic	276,999	8,048	—	285,047
Beverages-Wine/Spirits	197,306	118,608	—	315,914
Brewery	125,325	321,224	—	446,549
Broadcast Services/Program	—	90,704	—	90,704
Building & Construction Products-Misc.	233,005	47,615	—	280,620
Building & Construction-Misc.	—	139,347	—	139,347
Building Products-Air & Heating	—	26,578	—	26,578
Building Products-Cement	28,902	82,859	—	111,761
Building-Heavy Construction	182,979	279,879	—	462,858
Building-Maintance & Services	—	94,688	—	94,688
Building-Residential/Commercial	221,845	55,494	—	277,339

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Casino Hotels	$316,020	$312,809	$24	$628,853
Cellular Telecom	76,111	403,868	—	479,979
Chemicals-Diversified	1,131,801	638,609	—	1,770,410
Commercial Services-Finance	774,341	87,503	—	861,844
Computer Data Security	—	92,697	—	92,697
Computer Services	1,479,516	176,862	—	1,656,378
Computers	2,849,348	8,020	—	2,857,368
Computers-Integrated Systems	324,899	57,433	—	382,332
Consulting Services	269,391	92,634	—	362,025
Consumer Products-Misc.	55,791	22,670	—	78,461
Containers-Paper/Plastic	205,711	74,074	—	279,785
Cosmetics & Toiletries	2,146,999	244,566	—	2,391,565
Distribution/Wholesale	156,502	27,803	—	184,305
Diversified Banking Institutions	3,009,721	1,402,850	—	4,412,571
Diversified Manufacturing Operations	2,120,523	412,529	—	2,533,052
Diversified Minerals	—	369,125	—	369,125
Diversified Operations	57,792	161,480	—	219,272
Electric Products-Misc.	260,013	33,107	—	293,120
Electric-Generation	202,314	19,071	—	221,385
Electric-Integrated	1,085,752	493,679	—	1,579,431
Electric-Transmission	—	126,960	—	126,960
Electronic Components-Misc.	61,761	269,673	—	331,434
Electronic Components-Semiconductors	654,435	398,513	—	1,052,948
Electronic Measurement Instruments	—	152,356	—	152,356
Electronic Parts Distribution	189,863	14,207	—	204,070
Electronics-Military	217,350	22,862	—	240,212
Engineering/R&D Services	394,470	335,724	—	730,194
Enterprise Software/Service	1,682,106	78,199	—	1,760,305
Finance-Credit Card	524,510	43,515	—	568,025
Finance-Leasing Companies	—	22,913	—	22,913
Food-Catering	—	154,239	—	154,239
Food-Misc./Diversified	909,233	910,723	—	1,819,956
Food-Retail	120,067	400,411	—	520,478
Gambling (Non-Hotel)	—	101,827	—	101,827
Gas-Distribution	117,390	145,373	—	262,763
Gold Mining	9,835	2,294	—	12,129
Human Resources	393,486	44,460	—	437,946
Import/Export	—	97,755	—	97,755
Industrial Automated/Robotic	342,208	66,146	—	408,354
Insurance-Life/Health	331,997	620,557	—	952,554
Insurance-Multi-line	617,396	618,555	—	1,235,951
Insurance-Property/Casualty	607,302	175,607	—	782,909
Insurance-Reinsurance	870,489	121,066	—	991,555
Internet Application Software	42,156	115,559	—	157,715
Investment Companies	—	105,341	—	105,341
Machine Tools & Related Products	—	77,918	—	77,918
Machinery-Electrical	58,115	21,111	—	79,226
Machinery-General Industrial	376,123	6,005	—	382,128
Marine Services	61,980	71,976	—	133,956
Medical Products	674,838	164,593	—	839,431
Medical-Drugs	5,522,320	2,216,135	—	7,738,455
Medical-Hospitals	252,225	76,509	—	328,734
Medical-Wholesale Drug Distribution	1,272,040	76,254	—	1,348,294
Metal Processors & Fabrication	77,589	257,839	—	335,428
Metal-Diversified	—	226,392	—	226,392
Metal-Iron	32,172	9,572	—	41,744
Motion Pictures & Services	—	51,210	—	51,210
Multimedia	18,492	86,086	—	104,578
Oil Companies-Exploration & Production	2,873,066	215,582	—	3,088,648
Oil Companies-Integrated	2,663,315	1,278,958	—	3,942,273

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Optical Supplies	$43,829	$26,225	$—	$70,054
Petrochemicals	66,501	33,691	—	100,192
Photo Equipment & Supplies	—	84,258	—	84,258
Power Converter/Supply Equipment	50,017	79,028	—	129,045
Private Equity	30,870	93,691	—	124,561
Real Estate Investment Trusts	3,068,703	237,506	—	3,306,209
Real Estate Management/Services	134,598	94,546	—	229,144
Real Estate Operations & Development	125,668	406,720	—	532,388
Retail-Apparel/Shoe	1,172,794	224,086	—	1,396,880
Retail-Automobile	111,669	25,007	—	136,676
Retail-Building Products	2,447,010	25,582	—	2,472,592
Retail-Convenience Store	50,824	7,849	—	58,673
Retail-Hypermarkets	—	49,541	—	49,541
Retail-Jewelry	—	350,065	—	350,065
Retail-Major Department Stores	775,196	35,390	—	810,586
Retail-Misc./Diversified	44,810	35,118	—	79,928
Retail-Sporting Goods	—	24,490	—	24,490
Retail-Vision Service Center	—	11,314	—	11,314
Rubber-Tires	—	210,164	—	210,164
Semiconductor Components-Integrated Circuits	200,596	119,136	—	319,732
Semiconductor Equipment	471,778	127,131	—	598,909
Soap & Cleaning Preparation	—	183,667	—	183,667
Steel-Producers	—	138,596	—	138,596
Sugar	—	70,947	—	70,947
Telecom Services	226,945	296,649	—	523,594
Telephone-Integrated	1,883,708	766,472	—	2,650,180
Television	116,634	152,568	—	269,202
Tobacco	1,932,622	428,685	—	2,361,307
Toys	—	91,788	—	91,788
Transactional Software	36,612	5,004	—	41,616
Transport-Rail	—	192,616	—	192,616
Transport-Services	4,319	144,644	—	148,963
Transport-Truck	189,396	88,533	—	277,929
Travel Services	—	100,387	—	100,387
Water	—	210,918	—	210,918
Water Treatment Systems	—	65,668	—	65,668
Web Portals/ISP	1,446,370	119,235	—	1,565,605
Wireless Equipment	199,688	34,803	—	234,491
Other Industries*	35,121,489	—	—	35,121,489
Convertible Preferred Securities
Auto-Cars/Light Trucks	35,256	—	—	35,256
Finance-Investment Banker/Broker	—	0	—	0
Preferred Securities
Diversified Banking Institutions	24,075	31,531	—	55,606
Electronic Components-Semiconductors	—	30,815	—	30,815
Electronic Measurement Instruments	—	19,886	—	19,886
Soap & Cleaning Preparation	—	32,663	—	32,663
Other Industries*	318,096	—	—	318,096
Preferred Securities/Capital Securities	—	700,667	—	700,667
Asset Backed Securities	—	1,360,728	—	1,360,728
U.S. Corporate Bonds & Notes
Building-Residential/Commercial	—	245,020	5,000	250,020
Recycling	—	—	2	2
Other Industries*		14,097,391	—	14,097,391
Foreign Corporate Bonds & Notes	—	2,306,048	—	2,306,048
Loans	—	124,536	—	124,536
Municipal Bonds & Notes	—	129,013	—	129,013
U.S. Government Agencies	—	2,987,668	—	2,987,668
U.S. Government Treasuries	—	2,972,489	—	2,972,489

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$3,397,597	$—	$—	$3,397,597
Equity Certificates	—	368,426	—	368,426
Warrants	—	—	0	0
Rights	6,685	—	—	6,685
Short-Term Investment Securities:
U.S. Government Agencies	—	1,999,912	—	1,999,912
U.S. Government Treasuries	—	6,324,596	—	6,324,596
Repurchase Agreement	—	7,266,000	—	7,266,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	290,480	65,115	—	355,595
Total Return Swaps - Appreciation	—	649	—	649
Open Forward Currency Contracts - Appreciation	—	105,428	—	105,428
Total	$98,681,951	$67,261,942	$5,671	$165,949,564
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$248,108	$24,851	$—	$272,959
Total Return Swaps - Depreciation	—	66,483	—	66,483
Open Forward Currency Contracts - Depreciation	—	374,628	—	374,628
Total	$248,108	$465,962	$—	$714,070

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $20,985,815 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Web Portals/ISP	6.9%
Medical-Biomedical/Gene	6.9
E-Commerce/Products	6.7
E-Commerce/Services	5.1
Oil Companies-Exploration & Production	3.9
Finance-Credit Card	3.7
Commercial Services-Finance	3.1
Wireless Equipment	3.0
Retail-Restaurants	2.9
Retail-Building Products	2.7
Computers	2.6
Applications Software	2.5
Diversified Manufacturing Operations	2.2
Metal Processors & Fabrication	2.1
Real Estate Investment Trusts	1.9
Registered Investment Companies	1.9
Casino Hotels	1.8
Transport-Rail	1.7
Investment Management/Advisor Services	1.7
Distribution/Wholesale	1.4
Medical-Drugs	1.3
Semiconductor Components-Integrated Circuits	1.3
Medical-Wholesale Drug Distribution	1.3
Multimedia	1.2
Internet Content-Information/News	1.2
Chemicals-Specialty	1.1
Retail-Apparel/Shoe	1.1
Aerospace/Defense	1.1
Auto-Cars/Light Trucks	1.0
Machinery-General Industrial	1.0
Retail-Discount	1.0
Coatings/Paint	1.0
Food-Retail	1.0
Apparel Manufacturers	1.0
Hotels/Motels	0.9
Retail-Drug Store	0.9
Industrial Gases	0.8
Retail-Auto Parts	0.8
Beverages-Non-alcoholic	0.8
Airlines	0.8
Computer Services	0.7
Building-Residential/Commercial	0.7
Retail-Gardening Products	0.7
Enterprise Software/Service	0.7
Transport-Services	0.7
Retail-Automobile	0.7
Athletic Footwear	0.6
Therapeutics	0.5
Oil-Field Services	0.5
Internet Content-Entertainment	0.5
Oil Field Machinery & Equipment	0.5
Diagnostic Kits	0.5
Broadcast Services/Program	0.5
Coffee	0.5
Medical-HMO	0.4
Telephone-Integrated	0.4
Cruise Lines	0.4
Computer Software	0.4
Data Processing/Management	0.4
Telecommunication Equipment	0.4
Chemicals-Diversified	0.4%
Cosmetics & Toiletries	0.4
Motorcycle/Motor Scooter	0.3
Finance-Other Services	0.3
Transport-Truck	0.3
Food-Misc./Diversified	0.3
Cable/Satellite TV	0.3
Internet Application Software	0.3
Medical Products	0.3
Machinery-Pumps	0.3
Finance-Investment Banker/Broker	0.3
Brewery	0.3
Beverages-Wine/Spirits	0.2
Building Products-Cement	0.2
Web Hosting/Design	0.2
100.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 98.3%
Aerospace/Defense — 1.1%
Boeing Co.	26,400	$3,102,000
Airlines — 0.8%
Delta Air Lines, Inc.	40,600	957,754
United Continental Holdings, Inc.†	39,700	1,219,187
		2,176,941
Apparel Manufacturers — 1.0%
Prada SpA(1)	100,100	944,816
Under Armour, Inc., Class A†	23,000	1,827,350
		2,772,166
Applications Software — 2.5%
NetSuite, Inc.†	8,900	960,666
Red Hat, Inc.†	32,400	1,494,936
Salesforce.com, Inc.†	65,600	3,405,296
ServiceNow, Inc.†	27,200	1,413,040
		7,273,938
Athletic Footwear — 0.6%
NIKE, Inc., Class B	22,800	1,656,192
Auto-Cars/Light Trucks — 1.0%
Tesla Motors, Inc.†	15,600	3,017,352
Beverages-Non-alcoholic — 0.8%
Monster Beverage Corp.†	16,600	867,350
PepsiCo, Inc.	17,000	1,351,500
		2,218,850
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA(1)	5,259	653,418
Brewery — 0.3%
Anheuser-Busch InBev NV(1)	7,698	765,126
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class C†	17,700	1,382,724
Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	6,600	647,922
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	51,700	1,004,531
Lennar Corp., Class A	29,500	1,044,300
		2,048,831
Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	6,600	889,416
Casino Hotels — 1.8%
Las Vegas Sands Corp.	50,500	3,354,210
MGM Resorts International†	75,900	1,551,396
Wynn Macau, Ltd.(1)	60,000	205,064
		5,110,670
Chemicals-Diversified — 0.4%
FMC Corp.	14,700	1,054,284
Chemicals-Specialty — 1.1%
Ecolab, Inc.	31,900	3,150,444
Coatings/Paint — 1.0%
Sherwin-Williams Co.	15,700	2,860,226
Security Description	Shares	Value (Note 2)
Coffee — 0.5%
Green Mountain Coffee Roasters, Inc.†	18,300	$1,378,539
Commercial Services-Finance — 3.1%
Alliance Data Systems Corp.†	4,500	951,615
MasterCard, Inc., Class A	11,700	7,871,526
		8,823,141
Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A†	26,200	2,151,544
Computer Software — 0.4%
Akamai Technologies, Inc.†	21,100	1,090,870
Computers — 2.6%
Apple, Inc.	15,800	7,532,650
Cosmetics & Toiletries — 0.4%
Procter & Gamble Co.	13,600	1,028,024
Cruise Lines — 0.4%
Carnival PLC(1)	32,703	1,108,161
Data Processing/Management — 0.4%
Fiserv, Inc.†	10,500	1,061,025
Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	13,900	1,385,135
Distribution/Wholesale — 1.4%
Fastenal Co.	66,100	3,321,525
WW Grainger, Inc.	3,100	811,301
		4,132,826
Diversified Manufacturing Operations — 2.2%
Danaher Corp.	92,900	6,439,828
E-Commerce/Products — 6.7%
Amazon.com, Inc.†	42,600	13,318,464
eBay, Inc.†	108,800	6,069,952
		19,388,416
E-Commerce/Services — 5.1%
Ctrip.com International, Ltd. ADR†	32,100	1,875,603
Netflix, Inc.†	9,200	2,844,732
priceline.com, Inc.†	8,200	8,289,790
TripAdvisor, Inc.†	21,600	1,638,144
		14,648,269
Enterprise Software/Service — 0.7%
Concur Technologies, Inc.†	9,100	1,005,550
Workday, Inc., Class A†	12,400	1,003,532
		2,009,082
Finance-Credit Card — 3.7%
American Express Co.	37,000	2,794,240
Visa, Inc., Class A	40,700	7,777,770
		10,572,010
Finance-Investment Banker/Broker — 0.3%
TD Ameritrade Holding Corp.	30,600	801,108
Finance-Other Services — 0.3%
IntercontinentalExchange, Inc.†	5,400	979,668
Food-Misc./Diversified — 0.3%
Nestle SA(1)	12,903	903,754

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Food-Retail — 1.0%
Whole Foods Market, Inc.	47,900	$2,802,150
Hotels/Motels — 0.9%
Marriott International, Inc., Class A	20,042	842,966
Starwood Hotels & Resorts Worldwide, Inc.	28,200	1,873,890
		2,716,856
Industrial Gases — 0.8%
Praxair, Inc.	19,600	2,356,116
Internet Application Software — 0.3%
Tencent Holdings, Ltd.(1)	16,900	887,706
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	28,500	1,431,840
Internet Content-Information/News — 1.2%
LinkedIn Corp., Class A†	14,200	3,494,052
Investment Management/Advisor Services — 1.7%
Affiliated Managers Group, Inc.†	5,600	1,022,784
Franklin Resources, Inc.	30,700	1,551,885
Invesco, Ltd.	68,100	2,172,390
		4,747,059
Machinery-General Industrial — 1.0%
Roper Industries, Inc.	22,500	2,989,575
Machinery-Pumps — 0.3%
Flowserve Corp.	13,400	836,026
Medical Products — 0.3%
Stryker Corp.	12,900	871,911
Medical-Biomedical/Gene — 6.9%
Alexion Pharmaceuticals, Inc.†	14,400	1,672,704
Biogen Idec, Inc.†	20,500	4,935,580
Celgene Corp.†	20,300	3,124,779
Gilead Sciences, Inc.†	118,700	7,459,108
Regeneron Pharmaceuticals, Inc.†	5,300	1,658,211
Vertex Pharmaceuticals, Inc.†	13,000	985,660
		19,836,042
Medical-Drugs — 1.3%
Novo Nordisk A/S, Class B(1)	7,018	1,189,748
Valeant Pharmaceuticals International, Inc.†	24,900	2,597,817
		3,787,565
Medical-HMO — 0.4%
UnitedHealth Group, Inc.	16,700	1,195,887
Medical-Wholesale Drug Distribution — 1.3%
McKesson Corp.	28,400	3,643,720
Metal Processors & Fabrication — 2.1%
Precision Castparts Corp.	26,200	5,953,688
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	15,300	982,872
Multimedia — 1.2%
Twenty-First Century Fox, Inc., Class A	54,700	1,832,450
Walt Disney Co.	26,300	1,696,087
		3,528,537
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 3.9%
Cabot Oil & Gas Corp.	38,400	$1,433,088
Concho Resources, Inc.†	12,700	1,381,887
EOG Resources, Inc.	8,300	1,405,024
EQT Corp.	15,900	1,410,648
Pioneer Natural Resources Co.	16,900	3,190,720
Range Resources Corp.	29,900	2,269,111
		11,090,478
Oil Field Machinery & Equipment — 0.5%
FMC Technologies, Inc.†	25,400	1,407,668
Oil-Field Services — 0.5%
Schlumberger, Ltd.	17,600	1,555,136
Real Estate Investment Trusts — 1.9%
American Tower Corp.	74,900	5,552,337
Retail-Apparel/Shoe — 1.1%
Lululemon Athletica, Inc.†	22,800	1,666,452
Ross Stores, Inc.	20,000	1,456,000
		3,122,452
Retail-Auto Parts — 0.8%
AutoZone, Inc.†	5,500	2,325,015
Retail-Automobile — 0.7%
CarMax, Inc.†	39,100	1,895,177
Retail-Building Products — 2.7%
Home Depot, Inc.	73,300	5,559,805
Lowe's Cos., Inc.	48,600	2,313,846
		7,873,651
Retail-Discount — 1.0%
Costco Wholesale Corp.	17,800	2,049,136
Dollar Tree, Inc.†	14,500	828,820
		2,877,956
Retail-Drug Store — 0.9%
CVS Caremark Corp.	46,500	2,638,875
Retail-Gardening Products — 0.7%
Tractor Supply Co.	30,000	2,015,100
Retail-Restaurants — 2.9%
Chipotle Mexican Grill, Inc.†	6,800	2,915,160
Starbucks Corp.	71,400	5,495,658
		8,410,818
Semiconductor Components-Integrated Circuits — 1.3%
QUALCOMM, Inc.	54,400	3,664,384
Telecommunication Equipment — 0.4%
Juniper Networks, Inc.†	53,300	1,058,538
Telephone-Integrated — 0.4%
Softbank Corp.(1)	16,400	1,139,757
Therapeutics — 0.5%
Pharmacyclics, Inc.†	11,300	1,564,146
Transport-Rail — 1.7%
Kansas City Southern	28,400	3,105,824
Union Pacific Corp.	11,000	1,708,740
		4,814,564
Transport-Services — 0.7%
United Parcel Service, Inc., Class B	21,900	2,001,003

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Transport-Truck — 0.3%
J.B. Hunt Transport Services, Inc.	13,100	$955,383
Web Hosting/Design — 0.2%
Rackspace Hosting, Inc.†	10,700	564,532
Web Portals/ISP — 6.7%
Baidu, Inc. ADR†	17,900	2,777,722
Google, Inc., Class A†	17,600	15,416,016
NAVER Corp.(1)	2,001	1,038,032
Twitter, Inc.†(2)(3)(4)	6,539	159,224
		19,390,994
Wireless Equipment — 3.0%
Crown Castle International Corp.†	100,000	7,303,000
SBA Communications Corp., Class A†	15,400	1,239,084
		8,542,084
Total Common Stock (cost $205,679,215)		282,736,200
CONVERTIBLE PREFERRED SECURITIES — 0.2%
E-Commerce/Services — 0.0%
Living Social, Inc., Class F†(2)(3)(4)	11,949	13,383
Web Portals/ISP — 0.2%
Twitter, Inc., Series A†(2)(3)(4)	17	414
Twitter, Inc., Series B†(2)(3)(4)	4,311	104,973
Twitter, Inc., Series C†(2)(3)(4)	1,165	28,368
Twitter, Inc., Series D†(2)(3)(4)	2,510	61,118
Twitter, Inc., Series F†(2)(3)(4)	729	17,751
Twitter, Inc., Series G2†(2)(3)(4)	10,689	260,277
		472,901
Total Convertible Preferred Securities (cost $403,892)		486,284
Total Long-Term Investment Securities (cost $206,083,107)		283,222,484
SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.9%
T. Rowe Price Reserve Investment Fund (cost $5,530,487)	5,530,487	5,530,487
TOTAL INVESTMENTS (cost $211,613,594)(5)	100.4%	288,752,971
Liabilities in excess of other assets	(0.4)	(1,082,377)
NET ASSETS	100.0%	$287,670,594

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2013. The aggregate value of these securities was $8,835,582 representing 3.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Illiquid security. At September 30, 2013, the aggregate value of these securities was $645,508 representing 0.2% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2013, the Stock Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Living Social, Inc. Class F Convertible Preferred Securities	11/18/2011	11,949	$91,888	$13,383	$1.12	0.00%
Twitter, Inc. Common Securities	09/13/2011	6,539	105,236	159,224	24.35	0.06
Twitter, Inc. Series A Convertible Preferred Securities	09/13/2011	17	273	414	24.35	0.00
Twitter, Inc. Series B Convertible Preferred Securities	09/13/2011	265	4,265
	03/30/2012	4,046	64,736
		4,311	69,001	104,973	24.35	0.04
Twitter, Inc. Series C Convertible Preferred Securities	09/13/2011	68	1,094
	03/30/2012	1,097	17,552
		1,165	18,646	28,368	24.35	0.01
Twitter, Inc. Series D Convertible Preferred Securities	09/13/2011	2,510	40,395	61,118	24.35	0.02
Twitter, Inc. Series F Convertible Preferred Securities	03/30/2012	729	11,664	17,751	24.35	0.01
Twitter, Inc. Series G2 Convertible Preferred Securities	07/28/2011	10,689	172,025	260,277	24.35	0.09
				$645,508		0.23%

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Apparel Manufacturers	$1,827,350	$944,816	$—	$2,772,166
Beverages-Wine/Spirits	—	653,418	—	653,418
Brewery	—	765,126	—	765,126
Casino Hotels	4,905,606	205,064	—	5,110,670
Cruise Lines	—	1,108,161	—	1,108,161
E-Commerce/Products	19,388,416	—	—	19,388,416
E-Commerce/Services	14,648,269	—	—	14,648,269
Food-Misc./Diversified	—	903,754	—	903,754
Internet Application Software	—	887,706	—	887,706
Medical-Biomedical/Gene	19,836,042	—	—	19,836,042
Medical-Drugs	2,597,817	1,189,748	—	3,787,565
Telephone-Integrated	—	1,139,757	—	1,139,757
Web Portals/ISP	18,193,738	1,038,032	159,224	19,390,994
Other Industries*	192,344,156	—	—	192,344,156
Convertible Preferred Securities	—	—	486,284	486,284
Short-Term Investment Securities:
Registered Investment Companies	5,530,487	—	—	5,530,487
Total	$279,271,881	$8,835,582	$645,508	$288,752,971

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $6,452,729 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Medical-Drugs	5.0%
Medical-Biomedical/Gene	4.9
Computers	4.7
Web Portals/ISP	3.7
E-Commerce/Products	3.1
Retail-Restaurants	3.0
Applications Software	2.5
Real Estate Investment Trusts	2.5
Multimedia	2.5
Retail-Discount	2.4
Beverages-Non-alcoholic	2.4
Oil Companies-Exploration & Production	2.3
Diversified Manufacturing Operations	2.2
Semiconductor Components-Integrated Circuits	2.2
Electronic Components-Semiconductors	1.9
Retail-Apparel/Shoe	1.8
Cable/Satellite TV	1.7
Enterprise Software/Service	1.6
Tobacco	1.5
Oil-Field Services	1.5
Cosmetics & Toiletries	1.5
Athletic Footwear	1.5
Finance-Credit Card	1.4
Instruments-Controls	1.2
Transport-Services	1.2
E-Commerce/Services	1.2
Metal Processors & Fabrication	1.2
Commercial Services-Finance	1.0
Exchange-Traded Funds	1.0
Food-Retail	1.0
Aerospace/Defense	1.0
Oil Companies-Integrated	1.0
Transport-Rail	0.9
Medical Products	0.9
Real Estate Management/Services	0.9
Web Hosting/Design	0.8
Agricultural Chemicals	0.8
Pharmacy Services	0.8
Electronic Measurement Instruments	0.8
Food-Misc./Diversified	0.8
Diversified Banking Institutions	0.8
Electronic Connectors	0.7
Investment Management/Advisor Services	0.7
Finance-Other Services	0.7
Networking Products	0.7
Retail-Major Department Stores	0.7
Wireless Equipment	0.7
Computer Services	0.7
Commercial Paper	0.7
Retail-Building Products	0.7
Chemicals-Diversified	0.6
Food-Confectionery	0.6
Electronic Components-Misc.	0.6
Consumer Products-Misc.	0.5
Registered Investment Companies	0.5
Banks-Super Regional	0.5
Engines-Internal Combustion	0.5
Retail-Auto Parts	0.5
Television	0.5%
Oil Field Machinery & Equipment	0.5
Beverages-Wine/Spirits	0.4
Medical-Generic Drugs	0.4
Internet Content-Entertainment	0.4
Coatings/Paint	0.4
Containers-Metal/Glass	0.4
Hotels/Motels	0.4
Distribution/Wholesale	0.4
Broadcast Services/Program	0.4
Aerospace/Defense-Equipment	0.4
Disposable Medical Products	0.4
Airlines	0.4
Toys	0.4
Industrial Gases	0.3
Auto-Cars/Light Trucks	0.3
Computers-Memory Devices	0.3
Semiconductor Equipment	0.3
Casino Hotels	0.3
Telecom Services	0.3
Computer Aided Design	0.3
Cellular Telecom	0.3
Telephone-Integrated	0.3
Medical-HMO	0.3
Retail-Pet Food & Supplies	0.3
Oil Refining & Marketing	0.2
Electronic Security Devices	0.2
Retail-Gardening Products	0.2
Machinery-General Industrial	0.2
Medical Instruments	0.2
Software Tools	0.2
Transactional Software	0.2
Chemicals-Specialty	0.2
Computers-Integrated Systems	0.2
Medical Information Systems	0.2
Oil & Gas Drilling	0.2
Retail-Jewelry	0.2
Electric-Transmission	0.2
Repurchase Agreements	0.2
Electronic Design Automation	0.2
Electric Products-Misc.	0.1
Finance-Investment Banker/Broker	0.1
Instruments-Scientific	0.1
Data Processing/Management	0.1
Auto/Truck Parts & Equipment-Original	0.1
Apparel Manufacturers	0.1
Insurance Brokers	0.1
Electronic Forms	0.1
Machinery-Farming	0.1
Banks-Commercial	0.1
Auto-Heavy Duty Trucks	0.1
Resorts/Theme Parks	0.1
Banks-Fiduciary	0.1
Internet Security	0.1
Building-Residential/Commercial	0.1
Insurance-Life/Health	0.1
Commercial Services	0.1
Diagnostic Equipment	0.1

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited) (continued)

Industry Allocation*
Pipelines	0.1%
Advertising Agencies	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	2,505	$43,036
Omnicom Group, Inc.	1,917	121,614
		164,650
Aerospace/Defense — 1.0%
Boeing Co.	25,057	2,944,197
Lockheed Martin Corp.	1,674	213,519
Rockwell Collins, Inc.	894	60,667
		3,218,383
Aerospace/Defense-Equipment — 0.4%
United Technologies Corp.	11,101	1,196,910
Agricultural Chemicals — 0.8%
CF Industries Holdings, Inc.	791	166,766
Monsanto Co.	23,005	2,401,032
Mosaic Co.	4,702	202,280
		2,770,078
Airlines — 0.4%
Delta Air Lines, Inc.	4,381	103,348
Southwest Airlines Co.	9,747	141,916
United Continental Holdings, Inc.†	30,415	934,045
		1,179,309
Apparel Manufacturers — 0.1%
Ralph Lauren Corp.	836	137,714
VF Corp.	1,214	241,647
		379,361
Applications Software — 2.5%
Citrix Systems, Inc.†	1,500	105,915
Intuit, Inc.	23,218	1,539,586
Microsoft Corp.	127,287	4,239,930
Red Hat, Inc.†	2,613	120,564
Salesforce.com, Inc.†	46,229	2,399,747
		8,405,742
Athletic Footwear — 1.5%
NIKE, Inc., Class B	67,526	4,905,089
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	57,838	975,727
General Motors Co.†	2,858	102,802
		1,078,529
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	4,886	271,955
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.	1,580	160,196
Delphi Automotive PLC	3,896	227,604
		387,800
Banks-Commercial — 0.1%
M&T Bank Corp.	1,185	132,625
Regions Financial Corp.	9,248	85,636
Zions Bancorporation	2,547	69,839
		288,100
Security Description	Shares	Value (Note 2)
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	8,098	$244,479
Banks-Super Regional — 0.5%
Comerica, Inc.	1,149	45,167
Huntington Bancshares, Inc.	11,451	94,585
KeyCorp	6,415	73,131
US Bancorp	39,338	1,438,984
		1,651,867
Beverages-Non-alcoholic — 2.4%
Coca-Cola Co.	90,000	3,409,200
Coca-Cola Enterprises, Inc.	2,059	82,792
Dr Pepper Snapple Group, Inc.	2,810	125,944
Monster Beverage Corp.†	11,019	575,743
PepsiCo, Inc.	45,018	3,578,931
		7,772,610
Beverages-Wine/Spirits — 0.4%
Brown-Forman Corp., Class B	19,301	1,314,977
Constellation Brands, Inc., Class A†	2,289	131,389
		1,446,366
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	13,028	1,099,824
Scripps Networks Interactive, Inc., Class A	1,510	117,946
		1,217,770
Building Products-Cement — 0.0%
Vulcan Materials Co.	1,220	63,208
Building Products-Wood — 0.0%
Masco Corp.	4,927	104,847
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,921	76,185
Lennar Corp., Class A	2,291	81,101
PulteGroup, Inc.	4,824	79,596
		236,882
Cable/Satellite TV — 1.7%
Comcast Corp., Class A	69,063	3,118,194
DIRECTV†	7,047	421,058
Time Warner Cable, Inc.	18,838	2,102,321
		5,641,573
Casino Hotels — 0.3%
MGM Resorts International†	38,625	789,495
Wynn Resorts, Ltd.	1,116	176,339
		965,834
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	34,353	892,147
Chemicals-Diversified — 0.6%
E.I. du Pont de Nemours & Co.	6,245	365,707
FMC Corp.	1,882	134,977
LyondellBasell Industries NV, Class A	16,535	1,210,858
PPG Industries, Inc.	1,972	329,443
		2,040,985

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Chemicals-Specialty — 0.2%
Eastman Chemical Co.	2,129	$165,849
Ecolab, Inc.	3,744	369,757
International Flavors & Fragrances, Inc.	666	54,812
Sigma-Aldrich Corp.	963	82,144
		672,562
Coatings/Paint — 0.4%
Sherwin-Williams Co.	7,511	1,368,354
Commercial Services — 0.1%
Cintas Corp.	1,418	72,602
Iron Mountain, Inc.	1,197	32,343
Quanta Services, Inc.†	2,950	81,154
		186,099
Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	3,865	279,749
Equifax, Inc.	1,674	100,189
H&R Block, Inc.	1,663	44,335
MasterCard, Inc., Class A	3,873	2,605,677
McGraw Hill Financial, Inc.	2,469	161,942
Moody's Corp.	2,677	188,273
Total System Services, Inc.	1,104	32,480
		3,412,645
Computer Aided Design — 0.3%
ANSYS, Inc.†	9,723	841,234
Autodesk, Inc.†	2,001	82,381
		923,615
Computer Services — 0.7%
Accenture PLC, Class A	5,785	426,008
Cognizant Technology Solutions Corp., Class A†	4,160	341,619
Computer Sciences Corp.	1,264	65,399
International Business Machines Corp.	7,390	1,368,480
		2,201,506
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,459	127,130
Computers — 4.7%
Apple, Inc.	32,905	15,687,459
Computers-Integrated Systems — 0.2%
Teradata Corp.†	10,928	605,848
Computers-Memory Devices — 0.3%
EMC Corp.	28,721	734,109
NetApp, Inc.	2,957	126,027
Seagate Technology PLC	4,285	187,426
		1,047,562
Consumer Products-Misc. — 0.5%
Clorox Co.	990	80,903
Kimberly-Clark Corp.	18,119	1,707,172
		1,788,075
Containers-Metal/Glass — 0.4%
Ball Corp.	2,003	89,895
Crown Holdings, Inc.†	29,107	1,230,644
		1,320,539
Security Description	Shares	Value (Note 2)
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	597	$23,289
Sealed Air Corp.	1,325	36,027
		59,316
Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	41,756	2,476,131
Estee Lauder Cos., Inc., Class A	2,153	150,495
Procter & Gamble Co.	32,160	2,430,974
		5,057,600
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	278	28,870
Fidelity National Information Services, Inc.	2,822	131,053
Fiserv, Inc.†	1,796	181,486
Paychex, Inc.	2,559	103,998
		445,407
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,198	52,005
Diagnostic Equipment — 0.1%
Life Technologies Corp.†	2,383	178,320
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	2,436	138,608
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	10,384	1,196,237
Distribution/Wholesale — 0.4%
Fastenal Co.	20,857	1,048,064
Fossil Group, Inc.†	694	80,671
WW Grainger, Inc.	538	140,800
		1,269,535
Diversified Banking Institutions — 0.8%
Bank of America Corp.	148,280	2,046,264
JPMorgan Chase & Co.	8,718	450,633
		2,496,897
Diversified Manufacturing Operations — 2.2%
3M Co.	5,108	609,946
Colfax Corp.†	12,165	687,201
Danaher Corp.	54,304	3,764,353
Dover Corp.	15,224	1,367,572
Eaton Corp. PLC	3,205	220,632
Illinois Tool Works, Inc.	5,687	433,748
Ingersoll-Rand PLC	2,167	140,725
Leggett & Platt, Inc.	1,960	59,094
Pentair, Ltd.	1,429	92,799
		7,376,070
E-Commerce/Products — 3.1%
Amazon.com, Inc.†	18,168	5,680,044
eBay, Inc.†	79,804	4,452,265
		10,132,309
E-Commerce/Services — 1.2%
Expedia, Inc.	994	51,479
Netflix, Inc.†	813	251,388

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
E-Commerce/Services (continued)
priceline.com, Inc.†	3,350	$3,386,682
TripAdvisor, Inc.†	1,539	116,718
		3,806,267
Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,371	155,133
Emerson Electric Co.	4,438	287,139
Molex, Inc.	985	37,942
		480,214
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	14,628	556,157
Electronic Components-Misc. — 0.6%
TE Connectivity, Ltd.	36,851	1,908,145
Electronic Components-Semiconductors — 1.9%
Altera Corp.	2,381	88,478
Broadcom Corp., Class A	7,592	197,468
Intel Corp.	68,763	1,576,048
International Rectifier Corp.†	22,729	562,997
LSI Corp.	7,551	59,049
Microchip Technology, Inc.	1,716	69,138
Micron Technology, Inc.†	6,163	107,668
ON Semiconductor Corp.†	53,282	388,958
Texas Instruments, Inc.	9,271	373,343
Xilinx, Inc.	63,755	2,987,559
		6,410,706
Electronic Connectors — 0.7%
Amphenol Corp., Class A	30,785	2,382,143
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	36,089	487,201
Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,447	334,857
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	42,261	2,165,876
National Instruments Corp.	17,737	548,606
		2,714,482
Electronic Security Devices — 0.2%
Tyco International, Ltd.	22,371	782,538
Engines-Internal Combustion — 0.5%
Cummins, Inc.	11,564	1,536,509
Enterprise Software/Service — 1.6%
Informatica Corp.†	16,702	650,877
Oracle Corp.	140,157	4,649,008
		5,299,885
Filtration/Separation Products — 0.0%
Pall Corp.	818	63,019
Finance-Consumer Loans — 0.0%
SLM Corp.	6,020	149,898
Finance-Credit Card — 1.4%
American Express Co.	21,974	1,659,476
Discover Financial Services	6,677	337,456
Visa, Inc., Class A	14,185	2,710,754
		4,707,686
Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker — 0.1%
LPL Financial Holdings, Inc.	12,032	$460,946
Finance-Other Services — 0.7%
IntercontinentalExchange, Inc.†	12,924	2,344,672
Food-Confectionery — 0.6%
Hershey Co.	21,132	1,954,710
J.M. Smucker Co.	755	79,305
		2,034,015
Food-Misc./Diversified — 0.8%
Campbell Soup Co.	1,281	52,150
General Mills, Inc.	3,986	191,009
Hain Celestial Group, Inc.†	13,545	1,044,590
Kellogg Co.	1,882	110,530
McCormick & Co., Inc.	17,421	1,127,139
		2,525,418
Food-Retail — 1.0%
Whole Foods Market, Inc.	56,115	3,282,727
Gas-Distribution — 0.0%
Sempra Energy	1,568	134,221
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,185	136,749
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,975	109,312
Hotels/Motels — 0.4%
Marriott International, Inc., Class A	25,318	1,064,875
Starwood Hotels & Resorts Worldwide, Inc.	1,641	109,044
Wyndham Worldwide Corp.	1,835	111,880
		1,285,799
Human Resources — 0.0%
Robert Half International, Inc.	1,169	45,626
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,244	133,033
Industrial Gases — 0.3%
Airgas, Inc.	8,102	859,217
Praxair, Inc.	2,320	278,887
		1,138,104
Instruments-Controls — 1.2%
Honeywell International, Inc.	33,904	2,815,388
Sensata Technologies Holding NV†	33,205	1,270,755
		4,086,143
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,546	58,361
Thermo Fisher Scientific, Inc.	3,384	311,836
Waters Corp.†	717	76,153
		446,350
Insurance Brokers — 0.1%
Aon PLC	2,631	195,852
Marsh & McLennan Cos., Inc.	3,869	168,495
		364,347

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	2,952	$230,197
Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	27,744	1,393,859
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,081	92,707
Internet Security — 0.1%
Symantec Corp.	5,882	145,580
VeriSign, Inc.†	1,863	94,808
		240,388
Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	2,731	248,739
BlackRock, Inc.	1,043	282,257
Franklin Resources, Inc.	5,611	283,636
Invesco, Ltd.	3,973	126,739
T. Rowe Price Group, Inc.	19,562	1,407,095
		2,348,466
Machinery-Farming — 0.1%
Deere & Co.	3,593	292,434
Machinery-General Industrial — 0.2%
Roper Industries, Inc.	5,863	779,017
Machinery-Pumps — 0.0%
Flowserve Corp.	1,223	76,303
Xylem, Inc.	1,176	32,846
		109,149
Medical Information Systems — 0.2%
athenahealth, Inc.†	3,577	388,319
Cerner Corp.†	4,073	214,036
		602,355
Medical Instruments — 0.2%
Boston Scientific Corp.†	7,970	93,568
Edwards Lifesciences Corp.†	1,550	107,927
Intuitive Surgical, Inc.†	548	206,196
Medtronic, Inc.	6,746	359,224
		766,915
Medical Products — 0.9%
Baxter International, Inc.	7,492	492,149
Becton Dickinson and Co.	12,282	1,228,446
Covidien PLC	4,000	243,760
Stryker Corp.	2,198	148,563
Varian Medical Systems, Inc.†	8,898	664,947
Zimmer Holdings, Inc.	1,662	136,517
		2,914,382
Medical-Biomedical/Gene — 4.9%
Alexion Pharmaceuticals, Inc.†	11,296	1,312,143
Amgen, Inc.	22,559	2,525,255
Biogen Idec, Inc.†	3,280	789,693
Celgene Corp.†	19,795	3,047,044
Gilead Sciences, Inc.†	70,708	4,443,291
NPS Pharmaceuticals, Inc.†	16,820	535,044
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc.†	7,876	$2,464,164
Vertex Pharmaceuticals, Inc.†	13,813	1,047,302
		16,163,936
Medical-Drugs — 5.0%
Abbott Laboratories	68,976	2,289,313
AbbVie, Inc.	39,584	1,770,592
Allergan, Inc.	9,166	829,065
Bristol-Myers Squibb Co.	12,725	588,913
Eli Lilly & Co.	13,684	688,716
Jazz Pharmaceuticals PLC†	7,466	686,648
Johnson & Johnson	20,615	1,787,114
Medivation, Inc.†	12,365	741,158
Merck & Co., Inc.	40,391	1,923,016
Pfizer, Inc.	53,911	1,547,785
Roche Holding AG ADR	11,660	787,400
Sanofi ADR	36,295	1,837,616
Zoetis, Inc.	35,784	1,113,598
		16,590,934
Medical-Generic Drugs — 0.4%
Actavis PLC†	7,355	1,059,120
Mylan, Inc.†	5,270	201,156
Perrigo Co.	1,299	160,270
		1,420,546
Medical-HMO — 0.3%
Aetna, Inc.	13,369	855,883
Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	16,728	3,801,271
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,847	118,651
Multimedia — 2.5%
Time Warner, Inc.	12,698	835,655
Twenty-First Century Fox, Inc., Class A	142,139	4,761,657
Viacom, Inc., Class B	3,355	280,411
Walt Disney Co.	35,411	2,283,655
		8,161,378
Networking Products — 0.7%
Cisco Systems, Inc.	95,718	2,241,716
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	8,675	598,141
Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp.	22,775	2,117,847
Cabot Oil & Gas Corp.	3,484	130,023
Cobalt International Energy, Inc.†	15,916	395,672
Denbury Resources, Inc.†	5,147	94,756
EOG Resources, Inc.	9,030	1,528,598
EQT Corp.	956	84,816
Noble Energy, Inc.	17,615	1,180,381
Pioneer Natural Resources Co.	9,017	1,702,410
Range Resources Corp.	1,331	101,010
Southwestern Energy Co.†	2,523	91,787
		7,427,300

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Integrated — 1.0%
Exxon Mobil Corp.	32,806	$2,822,628
Phillips 66	5,464	315,929
		3,138,557
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	10,678	623,275
FMC Technologies, Inc.†	1,504	83,352
National Oilwell Varco, Inc.	9,833	768,055
		1,474,682
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	1,988	127,868
Tesoro Corp.	1,864	81,979
Valero Energy Corp.	17,062	582,667
		792,514
Oil-Field Services — 1.5%
Core Laboratories NV	2,123	359,233
Halliburton Co.	5,019	241,665
Schlumberger, Ltd.	50,848	4,492,929
		5,093,827
Pharmacy Services — 0.8%
Express Scripts Holding Co.†	28,795	1,778,955
Omnicare, Inc.	17,007	943,889
		2,722,844
Pipelines — 0.1%
Williams Cos., Inc.	4,621	168,020
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	1,455	38,979
News Corp., Class A†	3,093	49,674
		88,653
Publishing-Periodicals — 0.0%
Nielsen Holdings NV	979	35,685
Real Estate Investment Trusts — 2.5%
American Tower Corp.	67,607	5,011,707
Apartment Investment & Management Co., Class A	1,067	29,812
AvalonBay Communities, Inc.	873	110,950
Boston Properties, Inc.	1,136	121,438
Equity Residential	2,451	131,300
HCP, Inc.	3,518	144,062
Health Care REIT, Inc.	3,958	246,900
Kimco Realty Corp.	2,997	60,480
Lexington Realty Trust	26,832	301,323
Macerich Co.	834	47,071
Plum Creek Timber Co., Inc.	1,192	55,821
Public Storage	1,077	172,912
Simon Property Group, Inc.	6,211	920,657
Ventas, Inc.	9,193	565,370
Vornado Realty Trust	1,200	100,872
Weyerhaeuser Co.	5,078	145,383
		8,166,058
Security Description	Shares	Value (Note 2)
Real Estate Management/Services — 0.9%
CBRE Group, Inc., Class A†	101,816	$2,355,004
Jones Lang LaSalle, Inc.	5,150	449,595
		2,804,599
Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp.	7,393	249,809
Retail-Apparel/Shoe — 1.8%
Coach, Inc.	3,891	212,176
Gap, Inc.	3,807	153,346
L Brands, Inc.	54,791	3,347,730
PVH Corp.	15,410	1,829,013
Ross Stores, Inc.	2,991	217,745
Urban Outfitters, Inc.†	1,505	55,339
		5,815,349
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	3,164	1,337,517
O'Reilly Automotive, Inc.†	1,498	191,130
		1,528,647
Retail-Automobile — 0.0%
AutoNation, Inc.†	399	20,816
CarMax, Inc.†	1,913	92,723
		113,539
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,503	116,272
Retail-Building Products — 0.7%
Home Depot, Inc.	19,771	1,499,630
Lowe's Cos., Inc.	14,517	691,155
		2,190,785
Retail-Discount — 2.4%
Costco Wholesale Corp.	44,969	5,176,831
Dollar General Corp.†	45,290	2,557,073
Dollar Tree, Inc.†	3,078	175,939
Family Dollar Stores, Inc.	1,333	96,003
		8,005,846
Retail-Gardening Products — 0.2%
Tractor Supply Co.	11,642	781,993
Retail-Jewelry — 0.2%
Tiffany & Co.	7,392	566,375
Retail-Major Department Stores — 0.7%
Nordstrom, Inc.	7,918	444,992
TJX Cos., Inc.	31,572	1,780,345
		2,225,337
Retail-Pet Food & Supplies — 0.3%
PetSmart, Inc.	10,849	827,345
Retail-Restaurants — 3.0%
Chipotle Mexican Grill, Inc.†	4,411	1,890,996
Dunkin' Brands Group, Inc.	6,820	308,673
McDonald's Corp.	23,291	2,240,827
Starbucks Corp.	56,486	4,347,728
Tim Hortons, Inc.	16,722	969,876
Yum! Brands, Inc.	4,003	285,774
		10,043,874

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Security Services — 0.0%
ADT Corp.	1,656	$67,333
Semiconductor Components-Integrated Circuits — 2.2%
Analog Devices, Inc.	2,873	135,174
Atmel Corp.†	112,670	838,265
Linear Technology Corp.	2,156	85,507
QUALCOMM, Inc.	91,789	6,182,907
		7,241,853
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	16,602	291,199
KLA-Tencor Corp.	9,580	582,943
Lam Research Corp.†	1,329	68,032
Teradyne, Inc.†	2,643	43,662
		985,836
Software Tools — 0.2%
VMware, Inc., Class A†	8,576	693,798
Steel-Producers — 0.0%
Nucor Corp.	2,108	103,334
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	3,279	48,234
Telecom Services — 0.3%
Amdocs, Ltd.	26,306	963,852
Telecommunication Equipment — 0.0%
Harris Corp.	812	48,152
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	18,564	866,196
Television — 0.5%
CBS Corp., Class B	27,555	1,519,934
Tobacco — 1.5%
Altria Group, Inc.	15,769	541,665
Lorillard, Inc.	5,161	231,110
Philip Morris International, Inc.	48,836	4,228,709
Reynolds American, Inc.	2,054	100,194
		5,101,678
Tools-Hand Held — 0.0%
Snap-on, Inc.	803	79,898
Toys — 0.4%
Mattel, Inc.	27,999	1,172,038
Transactional Software — 0.2%
Solera Holdings, Inc.	12,871	680,490
Transport-Rail — 0.9%
Kansas City Southern	5,508	602,355
Union Pacific Corp.	15,852	2,462,450
		3,064,805
Transport-Services — 1.2%
C.H. Robinson Worldwide, Inc.	1,122	66,826
Expeditors International of Washington, Inc.	1,339	58,996
FedEx Corp.	28,741	3,279,636
United Parcel Service, Inc., Class B	5,086	464,708
		3,870,166
Security Description	Shares/ Principal Amount	Value (Note 2)
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	1,481	$109,979
Web Hosting/Design — 0.8%
Equinix, Inc.†	15,195	2,790,562
Web Portals/ISP — 3.7%
Google, Inc., Class A†	13,331	11,676,756
Yahoo!, Inc.†	13,097	434,297
		12,111,053
Wireless Equipment — 0.7%
Crown Castle International Corp.†	4,590	335,208
Motorola Solutions, Inc.	22,383	1,329,102
SBA Communications Corp., Class A†	6,736	541,979
		2,206,289
Total Common Stock (cost $255,389,839)		322,241,056
EXCHANGE-TRADED FUNDS — 1.0%
iShares S&P 500 Growth Index Fund (cost $3,284,622)	37,100	3,315,256
Total Long-Term Investment Securities (cost $258,674,461)		325,556,312
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Commercial Paper — 0.7%
Societe Generale North America	$2,200,000	2,200,000
Registered Investment Companies — 0.5%
SSgA U.S. Government Money Market Fund	1,701,478	1,701,478
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.01% due 12/12/2013(1)	55,000	54,999
Total Short-Term Investment Securities (cost $3,956,476)		3,956,477
REPURCHASE AGREEMENT — 0.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $507,000)	507,000	507,000
TOTAL INVESTMENTS (cost $263,137,937)(3)	99.8%	330,019,789
Other assets less liabilities	0.2	667,549
NET ASSETS	100.0%	$330,687,338

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	December 2013	$912,370	$893,700	$(18,670)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Medical-Drugs	$16,590,934	$—	$—	$16,590,934
Other Industries*	305,650,122	—	—	305,650,122
Exchange-Traded Funds	3,315,256	—	—	3,315,256
Short-Term Investment Securities:
Commercial Paper	—	2,200,000	—	2,200,000
Registered Investment Companies	1,701,478	—	—	1,701,478
U.S. Government Treasuries	—	54,999	—	54,999
Repurchase Agreements	—	507,000	—	507,000
Total	$327,257,790	$2,761,999	$—	$330,019,789
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$18,670	$—	$—	$18,670

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Oil Companies-Integrated	6.9%
Diversified Banking Institutions	6.5
Banks-Super Regional	5.2
Diversified Manufacturing Operations	5.1
Oil Companies-Exploration & Production	4.2
Medical-Drugs	3.9
Electric-Integrated	3.3
Telephone-Integrated	2.7
Registered Investment Companies	2.5
Repurchase Agreements	2.2
Insurance-Multi-line	1.9
Aerospace/Defense	1.6
Networking Products	1.5
Applications Software	1.4
Food-Misc./Diversified	1.3
Retail-Discount	1.3
Investment Management/Advisor Services	1.3
Oil-Field Services	1.2
Paper & Related Products	1.2
Multimedia	1.2
Chemicals-Diversified	1.2
Insurance-Life/Health	1.1
Computers	1.1
Insurance Brokers	1.1
Medical Products	1.1
Electronic Components-Semiconductors	1.1
Gas-Distribution	1.0
Computers-Memory Devices	0.9
Aerospace/Defense-Equipment	0.9
Insurance-Reinsurance	0.9
Finance-Investment Banker/Broker	0.9
Cosmetics & Toiletries	0.9
Cable/Satellite TV	0.8
Auto-Cars/Light Trucks	0.8
Medical-Biomedical/Gene	0.8
Real Estate Investment Trusts	0.8
Computer Services	0.7
Oil & Gas Drilling	0.7
Steel-Producers	0.7
Electronic Components-Misc.	0.7
Medical-HMO	0.7
Transport-Services	0.7
Tobacco	0.7
Retail-Regional Department Stores	0.7
Banks-Commercial	0.7
Transport-Rail	0.6
Commercial Services-Finance	0.6
Cellular Telecom	0.6
Instruments-Controls	0.6
Banks-Fiduciary	0.6
Finance-Other Services	0.5
Brewery	0.5
Electric Products-Misc.	0.5
Retail-Drug Store	0.5
Semiconductor Components-Integrated Circuits	0.5
Retail-Auto Parts	0.5
Insurance-Property/Casualty	0.5
Advertising Agencies	0.5
Agricultural Operations	0.4
Retail-Apparel/Shoe	0.4%
Machinery-Construction & Mining	0.4
Retail-Building Products	0.4
Tools-Hand Held	0.4
Consumer Products-Misc.	0.4
Beverages-Wine/Spirits	0.4
Retail-Major Department Stores	0.4
Finance-Credit Card	0.4
Home Decoration Products	0.4
Medical-Generic Drugs	0.4
Telecommunication Equipment	0.4
Telecom Equipment-Fiber Optics	0.4
Toys	0.4
Gold Mining	0.4
Television	0.4
Auto/Truck Parts & Equipment-Original	0.3
Airlines	0.3
Pipelines	0.3
Beverages-Non-alcoholic	0.3
Cruise Lines	0.3
Retail-Restaurants	0.3
Semiconductor Equipment	0.3
Coal	0.3
Retail-Office Supplies	0.3
Distribution/Wholesale	0.3
Medical-Wholesale Drug Distribution	0.3
Internet Security	0.3
Medical Labs & Testing Services	0.3
Building Products-Cement	0.2
Medical Instruments	0.2
Oil Field Machinery & Equipment	0.2
Machinery-Pumps	0.2
Building Products-Wood	0.2
Oil Refining & Marketing	0.2
Industrial Gases	0.2
Wireless Equipment	0.2
Electric-Generation	0.2
Electronic Measurement Instruments	0.2
Metal-Copper	0.2
Publishing-Newspapers	0.2
Professional Sports	0.2
Building & Construction Products-Misc.	0.1
Enterprise Software/Service	0.1
Food-Retail	0.1
Agricultural Chemicals	0.1
Non-Hazardous Waste Disposal	0.1
Pharmacy Services	0.1
Athletic Footwear	0.1
Appliances	0.1
Engineering/R&D Services	0.1
Food-Wholesale/Distribution	0.1
Electronic Security Devices	0.1
Office Automation & Equipment	0.1
Metal-Iron	0.1
Metal Processors & Fabrication	0.1
Instruments-Scientific	0.1
Food-Meat Products	0.1
Data Processing/Management	0.1
Retail-Consumer Electronics	0.1

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited) (continued)

Machinery-Farming	0.1%
Retail-Jewelry	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 94.3%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	130,818	$2,247,453
Omnicom Group, Inc.	2,762	175,222
		2,422,675
Aerospace/Defense — 1.6%
Boeing Co.	17,200	2,021,000
General Dynamics Corp.	7,760	679,155
Lockheed Martin Corp.	8,762	1,117,593
Northrop Grumman Corp.	5,374	511,927
Raytheon Co.	7,529	580,260
Rockwell Collins, Inc.	1,639	111,223
Spirit Aerosystems Holdings, Inc., Class A†	133,600	3,238,464
		8,259,622
Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	46,107	4,971,257
Agricultural Chemicals — 0.1%
Potash Corp. of Saskatchewan, Inc.	20,900	653,752
Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	63,690	2,346,340
Airlines — 0.3%
Delta Air Lines, Inc.	12,619	297,682
United Continental Holdings, Inc.†	48,400	1,486,364
		1,784,046
Appliances — 0.1%
Whirlpool Corp.	3,151	461,432
Applications Software — 1.4%
Citrix Systems, Inc.†	1,837	129,711
Microsoft Corp.	226,339	7,539,352
		7,669,063
Athletic Footwear — 0.1%
NIKE, Inc., Class B	7,334	532,742
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,589	105,239
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	156,179	2,634,740
General Motors Co.†	17,140	616,526
		3,251,266
Auto/Truck Parts & Equipment-Original — 0.3%
Johnson Controls, Inc.	43,273	1,795,829
Banks-Commercial — 0.7%
BB&T Corp.	77,933	2,630,239
M&T Bank Corp.	1,032	115,501
Regions Financial Corp.	86,946	805,120
		3,550,860
Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	14,661	442,616
Northern Trust Corp.	34,170	1,858,506
State Street Corp.	10,412	684,589
		2,985,711
Security Description	Shares	Value (Note 2)
Banks-Super Regional — 5.2%
Capital One Financial Corp.	31,966	$2,197,343
Comerica, Inc.	2,375	93,361
Fifth Third Bancorp	20,708	373,572
KeyCorp	10,426	118,857
PNC Financial Services Group, Inc.	94,809	6,868,912
SunTrust Banks, Inc.	61,383	1,990,037
US Bancorp	78,900	2,886,162
Wells Fargo & Co.	321,710	13,293,057
		27,821,301
Beverages-Non-alcoholic — 0.3%
Coca-Cola Enterprises, Inc.	2,322	93,368
PepsiCo, Inc.	19,400	1,542,300
		1,635,668
Beverages-Wine/Spirits — 0.4%
Beam, Inc.	3,780	244,377
Diageo PLC ADR	14,900	1,893,492
		2,137,869
Brewery — 0.5%
Anheuser-Busch InBev NV ADR	26,470	2,625,824
Molson Coors Brewing Co., Class B	3,683	184,629
		2,810,453
Building & Construction Products-Misc. — 0.1%
USG Corp.†	25,400	725,932
Building Products-Cement — 0.2%
Vulcan Materials Co.	23,871	1,236,757
Building Products-Wood — 0.2%
Masco Corp.	46,700	993,776
Cable/Satellite TV — 0.8%
Cablevision Systems Corp., Class A	52,594	885,683
Comcast Corp., Class A	21,100	952,665
Time Warner Cable, Inc.	23,400	2,611,440
		4,449,788
Casino Services — 0.0%
International Game Technology	6,089	115,265
Cellular Telecom — 0.6%
Vodafone Group PLC(1)	193,914	683,785
Vodafone Group PLC ADR	67,000	2,357,060
		3,040,845
Chemicals-Diversified — 1.2%
Dow Chemical Co.	97,655	3,749,952
E.I. du Pont de Nemours & Co.	28,095	1,645,243
LyondellBasell Industries NV, Class A	10,460	765,986
		6,161,181
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	782	64,358
Sigma-Aldrich Corp.	1,179	100,569
		164,927
Coal — 0.3%
CONSOL Energy, Inc.	40,643	1,367,637
Peabody Energy Corp.	6,300	108,675
		1,476,312

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Commercial Services — 0.0%
Iron Mountain, Inc.	1,946	$52,581
Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc.	4,734	342,647
H&R Block, Inc.	3,581	95,469
McGraw Hill Financial, Inc.	25,349	1,662,641
Total System Services, Inc.	2,024	59,546
Western Union Co.	51,486	960,729
		3,121,032
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,822	75,012
Computer Services — 0.7%
Accenture PLC, Class A	5,269	388,009
Computer Sciences Corp.	25,110	1,299,192
International Business Machines Corp.	11,539	2,136,792
		3,823,993
Computers — 1.1%
Apple, Inc.	6,800	3,241,900
Dell, Inc.	135,566	1,866,744
Hewlett-Packard Co.	44,869	941,351
		6,049,995
Computers-Memory Devices — 0.9%
EMC Corp.	165,200	4,222,512
NetApp, Inc.	2,938	125,217
SanDisk Corp.	5,612	333,970
Western Digital Corp.	4,924	312,182
		4,993,881
Consumer Products-Misc. — 0.4%
Clorox Co.	22,270	1,819,905
Kimberly-Clark Corp.	3,756	353,890
		2,173,795
Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc.†	3,837	115,187
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,394	54,380
Sealed Air Corp.	2,332	63,407
		117,787
Cosmetics & Toiletries — 0.9%
Avon Products, Inc.	75,625	1,557,875
Colgate-Palmolive Co.	7,819	463,667
Estee Lauder Cos., Inc., Class A	2,328	162,727
Procter & Gamble Co.	32,610	2,464,990
		4,649,259
Cruise Lines — 0.3%
Carnival Corp.	48,920	1,596,749
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	435	45,175
Fidelity National Information Services, Inc.	2,046	95,016
Paychex, Inc.	3,266	132,730
		272,921
Security Description	Shares	Value (Note 2)
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,296	$56,259
Patterson Cos., Inc.	1,942	78,069
		134,328
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	665	76,608
Distribution/Wholesale — 0.3%
Genuine Parts Co.	16,315	1,319,720
WW Grainger, Inc.	534	139,753
		1,459,473
Diversified Banking Institutions — 6.5%
Bank of America Corp.	168,999	2,332,186
Citigroup, Inc.	190,099	9,221,702
Credit Suisse Group AG ADR	86,987	2,657,453
Goldman Sachs Group, Inc.	23,051	3,646,899
JPMorgan Chase & Co.	309,545	16,000,381
Morgan Stanley	32,465	874,932
		34,733,553
Diversified Manufacturing Operations — 5.1%
3M Co.	22,118	2,641,110
Danaher Corp.	5,586	387,222
Dover Corp.	1,753	157,472
Eaton Corp. PLC	61,835	4,256,721
General Electric Co.	617,911	14,761,894
Illinois Tool Works, Inc.	32,200	2,455,894
Ingersoll-Rand PLC	29,604	1,922,484
Parker Hannifin Corp.	3,483	378,672
Pentair, Ltd.	2,232	144,946
Textron, Inc.	6,549	180,818
		27,287,233
Diversified Operations — 0.0%
Leucadia National Corp.	7,317	199,315
E-Commerce/Services — 0.0%
Expedia, Inc.	828	42,882
Electric Products-Misc. — 0.5%
Emerson Electric Co.	42,075	2,722,253
Molex, Inc.	1,537	59,205
		2,781,458
Electric-Generation — 0.2%
AES Corp.	64,170	852,819
Electric-Integrated — 3.3%
Ameren Corp.	5,665	197,369
American Electric Power Co., Inc.	11,365	492,673
CMS Energy Corp.	6,207	163,368
Consolidated Edison, Inc.	6,838	377,047
Dominion Resources, Inc.	13,518	844,605
DTE Energy Co.	4,085	269,528
Duke Energy Corp.	46,762	3,122,766
Edison International	40,007	1,842,723
Entergy Corp.	28,962	1,830,109
Exelon Corp.	64,898	1,923,577
FirstEnergy Corp.	33,564	1,223,408
Integrys Energy Group, Inc.	1,858	103,844
NextEra Energy, Inc.	9,915	794,786

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated (continued)
Northeast Utilities	7,349	$303,146
Pepco Holdings, Inc.	5,816	107,363
PG&E Corp.	10,397	425,445
Pinnacle West Capital Corp.	2,568	140,572
PPL Corp.	14,748	448,044
Public Service Enterprise Group, Inc.	11,810	388,903
SCANA Corp.	3,268	150,459
Southern Co.	20,403	840,196
TECO Energy, Inc.	4,769	78,879
Wisconsin Energy Corp.	5,315	214,620
Xcel Energy, Inc.	48,617	1,342,315
		17,625,745
Electronic Components-Misc. — 0.7%
Garmin, Ltd.	2,873	129,831
Jabil Circuit, Inc.	4,306	93,354
Koninklijke Philips Electronics NV	100,700	3,247,575
TE Connectivity, Ltd.	5,310	274,952
		3,745,712
Electronic Components-Semiconductors — 1.1%
Altera Corp.	3,431	127,496
First Solar, Inc.†	1,619	65,100
Intel Corp.	114,200	2,617,464
Microchip Technology, Inc.	1,704	68,654
Micron Technology, Inc.†	13,820	241,436
NVIDIA Corp.	13,509	210,200
Texas Instruments, Inc.	40,727	1,640,076
Xilinx, Inc.	14,863	696,480
		5,666,906
Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	14,500	743,125
FLIR Systems, Inc.	3,317	104,154
		847,279
Electronic Security Devices — 0.1%
Tyco International, Ltd.	10,793	377,539
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	2,092	197,694
Engineering/R&D Services — 0.1%
Fluor Corp.	3,806	270,074
Jacobs Engineering Group, Inc.†	3,069	178,554
		448,628
Enterprise Software/Service — 0.1%
CA, Inc.	23,759	704,930
Entertainment Software — 0.0%
Electronic Arts, Inc.†	7,159	182,912
Filtration/Separation Products — 0.0%
Pall Corp.	1,227	94,528
Finance-Credit Card — 0.4%
American Express Co.	28,000	2,114,560
Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	26,999	$570,759
E*TRADE Financial Corp.†	6,702	110,583
		681,342
Finance-Other Services — 0.5%
CME Group, Inc.	7,337	542,058
IntercontinentalExchange, Inc.†	11,012	1,997,797
NASDAQ OMX Group, Inc.	2,696	86,515
NYSE Euronext	5,673	238,152
		2,864,522
Food-Confectionery — 0.0%
J.M. Smucker Co.	1,178	123,737
Food-Meat Products — 0.1%
Hormel Foods Corp.	3,143	132,383
Tyson Foods, Inc., Class A	6,496	183,707
		316,090
Food-Misc./Diversified — 1.3%
Campbell Soup Co.	40,100	1,632,471
ConAgra Foods, Inc.	9,854	298,970
General Mills, Inc.	8,241	394,909
Kellogg Co.	2,824	165,853
Kraft Foods Group, Inc.	50,105	2,627,506
McCormick & Co., Inc.	10,600	685,820
Mondelez International, Inc., Class A	41,573	1,306,224
		7,111,753
Food-Retail — 0.1%
Kroger Co.	12,099	488,073
Safeway, Inc.	5,634	180,232
		668,305
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	13,736	437,217
Gas-Distribution — 1.0%
AGL Resources, Inc.	2,769	127,457
CenterPoint Energy, Inc.	10,007	239,868
National Grid PLC ADR	46,800	2,763,540
NiSource, Inc.	70,298	2,171,505
Sempra Energy	2,652	227,011
		5,529,381
Gold Mining — 0.4%
Barrick Gold Corp.	50,500	940,310
Newmont Mining Corp.	34,219	961,554
		1,901,864
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	72,100	1,982,750
Hotels/Motels — 0.0%
Marriott International, Inc., Class A	2,283	96,023
Starwood Hotels & Resorts Worldwide, Inc.	1,775	117,949
		213,972
Human Resources — 0.0%
Robert Half International, Inc.	1,264	49,334

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Independent Power Producers — 0.0%
NRG Energy, Inc.	7,539	$206,041
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,133	121,163
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	4,895	521,660
Airgas, Inc.	664	70,417
Praxair, Inc.	2,960	355,822
		947,899
Instruments-Controls — 0.6%
Honeywell International, Inc.	36,228	3,008,373
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc.	2,693	248,160
Waters Corp.†	776	82,419
		330,579
Insurance Brokers — 1.1%
Aon PLC	2,728	203,072
Marsh & McLennan Cos., Inc.	117,938	5,136,200
Willis Group Holdings PLC	16,100	697,613
		6,036,885
Insurance-Life/Health — 1.1%
Aflac, Inc.	10,858	673,087
Lincoln National Corp.	34,051	1,429,801
Principal Financial Group, Inc.	57,841	2,476,752
Prudential Financial, Inc.	5,862	457,119
Sun Life Financial, Inc.	21,300	680,961
Torchmark Corp.	2,138	154,684
Unum Group	6,154	187,328
		6,059,732
Insurance-Multi-line — 1.9%
ACE, Ltd.	31,191	2,918,230
Allstate Corp.	49,520	2,503,236
American International Group, Inc.(2)	34,468	1,676,179
Assurant, Inc.	1,750	94,675
Cincinnati Financial Corp.	3,439	162,183
Genworth Financial, Inc., Class A†	11,527	147,430
Hartford Financial Services Group, Inc.	10,624	330,619
Loews Corp.	20,044	936,857
MetLife, Inc.	26,145	1,227,508
XL Group PLC	6,682	205,939
		10,202,856
Insurance-Property/Casualty — 0.5%
Chubb Corp.	15,366	1,371,569
Progressive Corp.	12,913	351,621
Travelers Cos., Inc.	8,719	739,110
		2,462,300
Insurance-Reinsurance — 0.9%
Berkshire Hathaway, Inc., Class B†	42,023	4,770,031
Internet Security — 0.3%
Symantec Corp.	55,361	1,370,185
Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services — 1.3%
BlackRock, Inc.	9,976	$2,699,705
Invesco, Ltd.	79,768	2,544,599
Legg Mason, Inc.	43,135	1,442,435
Och-Ziff Capital Management Group LLC	6,000	65,940
		6,752,679
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	14,854	1,238,378
Joy Global, Inc.	20,281	1,035,142
		2,273,520
Machinery-Farming — 0.1%
Deere & Co.	2,860	232,775
Machinery-Pumps — 0.2%
Flowserve Corp.	1,215	75,804
Xylem, Inc.	34,236	956,211
		1,032,015
Medical Instruments — 0.2%
Boston Scientific Corp.†	17,871	209,806
Medtronic, Inc.	11,877	632,450
St Jude Medical, Inc.	6,705	359,656
		1,201,912
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	2,104	208,591
Quest Diagnostics, Inc.	17,746	1,096,525
		1,305,116
Medical Products — 1.1%
Baxter International, Inc.	29,150	1,914,863
Becton Dickinson and Co.	2,267	226,745
CareFusion Corp.†	5,005	184,685
Covidien PLC	41,574	2,533,520
Hospira, Inc.†	20,067	787,028
Stryker Corp.	3,168	214,125
Varian Medical Systems, Inc.†	855	63,894
Zimmer Holdings, Inc.	1,148	94,297
		6,019,157
Medical-Biomedical/Gene — 0.8%
Amgen, Inc.	22,250	2,490,665
Vertex Pharmaceuticals, Inc.†	23,100	1,751,442
		4,242,107
Medical-Drugs — 3.9%
Abbott Laboratories	13,425	445,576
Allergan, Inc.	2,495	225,673
Bristol-Myers Squibb Co.	54,812	2,536,699
Forest Laboratories, Inc.†	5,515	235,987
GlaxoSmithKline PLC(1)	12,641	317,705
Johnson & Johnson	60,723	5,264,077
Merck & Co., Inc.	105,992	5,046,279
Pfizer, Inc.	142,639	4,095,166
Roche Holding AG ADR	42,200	2,849,766
		21,016,928

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Generic Drugs — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	52,400	$1,979,672
Medical-HMO — 0.7%
Aetna, Inc.	8,687	556,142
Cigna Corp.	6,603	507,507
Humana, Inc.	3,653	340,934
UnitedHealth Group, Inc.	23,737	1,699,806
WellPoint, Inc.	6,980	583,598
		3,687,987
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	2,372	97,703
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	5,393	329,512
Cardinal Health, Inc.	7,925	413,289
McKesson Corp.	5,338	684,865
		1,427,666
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	1,495	339,724
Metal-Aluminum — 0.0%
Alcoa, Inc.	24,971	202,765
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	24,231	801,561
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	17,275	354,137
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,083	133,812
Multimedia — 1.2%
Thomson Reuters Corp.	60,300	2,111,103
Time Warner, Inc.	31,600	2,079,596
Viacom, Inc., Class B	4,458	372,600
Walt Disney Co.	25,837	1,666,228
		6,229,527
Networking Products — 1.5%
Cisco Systems, Inc.	345,993	8,103,156
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	6,339	211,469
Waste Management, Inc.	10,178	419,741
		631,210
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	4,712	85,711
Xerox Corp.	27,049	278,334
		364,045
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,290	99,661
Oil & Gas Drilling — 0.7%
Diamond Offshore Drilling, Inc.	19,323	1,204,209
Ensco PLC, Class A	5,453	293,099
Helmerich & Payne, Inc.	2,486	171,410
Nabors Industries, Ltd.	6,062	97,356
Noble Corp.	51,115	1,930,613
Security Description	Shares	Value (Note 2)
Rowan Cos. PLC, Class A†	2,900	$106,488
		3,803,175
Oil Companies-Exploration & Production — 4.2%
Anadarko Petroleum Corp.	48,351	4,496,159
Apache Corp.	48,028	4,089,104
BG Group PLC(1)	123,044	2,352,151
Cabot Oil & Gas Corp.	3,929	146,630
Chesapeake Energy Corp.	11,828	306,109
ConocoPhillips	39,354	2,735,497
Devon Energy Corp.	8,910	514,642
EOG Resources, Inc.	17,000	2,877,760
EQT Corp.	1,899	168,479
Newfield Exploration Co.†	3,168	86,708
Occidental Petroleum Corp.	18,812	1,759,674
QEP Resources, Inc.	4,186	115,910
Range Resources Corp.	1,564	118,692
Southwestern Energy Co.†	65,289	2,375,214
Talisman Energy, Inc.	35,200	404,800
WPX Energy, Inc.†	4,683	90,195
		22,637,724
Oil Companies-Integrated — 6.9%
BP PLC ADR	21,004	882,798
Chevron Corp.	122,525	14,886,787
Eni SpA(1)	11,755	271,018
Exxon Mobil Corp.	83,084	7,148,547
Hess Corp.	32,635	2,523,991
Marathon Oil Corp.	94,969	3,312,519
Murphy Oil Corp.	33,702	2,032,905
Petroleo Brasileiro SA ADR	169,000	2,617,810
Phillips 66	14,266	824,860
Royal Dutch Shell PLC ADR, Class A	37,600	2,469,568
		36,970,803
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	3,045	177,737
FMC Technologies, Inc.†	2,987	165,539
National Oilwell Varco, Inc.	9,981	779,616
		1,122,892
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	3,947	253,871
Murphy USA, Inc.†	7,350	296,866
Valero Energy Corp.	12,657	432,237
		982,974
Oil-Field Services — 1.2%
Baker Hughes, Inc.	10,344	507,891
Halliburton Co.	64,453	3,103,412
Schlumberger, Ltd.	33,048	2,920,121
		6,531,424
Paper & Related Products — 1.2%
International Paper Co.	119,500	5,353,600
MeadWestvaco Corp.	29,745	1,141,613
		6,495,213
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	8,744	540,204

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Pipelines — 0.3%
Kinder Morgan, Inc.	15,720	$559,160
ONEOK, Inc.	4,814	256,683
Spectra Energy Corp.	15,627	534,912
Williams Cos., Inc.	8,135	295,789
		1,646,544
Professional Sports — 0.2%
Madison Square Garden, Co., Class A†	13,425	779,590
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	2,889	77,396
New York Times Co., Class A†	43,000	540,510
News Corp., Class A†	6,394	102,688
Washington Post Co., Class B	102	62,358
		782,952
Publishing-Periodicals — 0.0%
Nielsen Holdings NV	3,362	122,545
Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co., Class A	1,601	44,732
AvalonBay Communities, Inc.	1,363	173,224
Boston Properties, Inc.	1,637	174,995
Equity Residential	3,677	196,977
HCP, Inc.	4,675	191,441
Host Hotels & Resorts, Inc.	17,511	309,419
Kimco Realty Corp.	4,495	90,709
Macerich Co.	1,870	105,543
Plum Creek Timber Co., Inc.	1,789	83,779
Prologis, Inc.	11,641	437,934
Public Storage	1,552	249,174
Simon Property Group, Inc.	2,681	397,405
Ventas, Inc.	2,259	138,928
Vornado Realty Trust	2,030	170,642
Weyerhaeuser Co.	46,902	1,342,804
		4,107,706
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,589	59,884
Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	1,784	63,100
PVH Corp.	18,900	2,243,241
		2,306,341
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	6,400	2,705,472
Retail-Automobile — 0.0%
AutoNation, Inc.†	826	43,092
CarMax, Inc.†	1,983	96,116
		139,208
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	2,542	196,649
Retail-Building Products — 0.4%
Lowe's Cos., Inc.	47,250	2,249,572
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	2,729	135,495
Security Description	Shares	Value (Note 2)
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	6,299	$236,213
Retail-Discount — 1.3%
Costco Wholesale Corp.	5,811	668,963
Dollar General Corp.†	42,994	2,427,441
Target Corp.	14,735	942,745
Wal-Mart Stores, Inc.	38,003	2,810,702
		6,849,851
Retail-Drug Store — 0.5%
CVS Caremark Corp.	28,679	1,627,533
Walgreen Co.	20,298	1,092,033
		2,719,566
Retail-Jewelry — 0.1%
Tiffany & Co.	2,910	222,964
Retail-Major Department Stores — 0.4%
J.C. Penney Co., Inc.†	7,111	62,719
Nordstrom, Inc.	36,750	2,065,350
		2,128,069
Retail-Office Supplies — 0.3%
Staples, Inc.	100,421	1,471,168
Retail-Regional Department Stores — 0.7%
Kohl's Corp.	41,866	2,166,565
Macy's, Inc.	32,884	1,422,891
		3,589,456
Retail-Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	231	99,030
Darden Restaurants, Inc.	3,042	140,814
McDonald's Corp.	11,203	1,077,840
Yum! Brands, Inc.	3,646	260,288
		1,577,972
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	5,743	128,930
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	11,099	100,446
People's United Financial, Inc.	7,497	107,807
		208,253
Security Services — 0.0%
ADT Corp.	1,868	75,953
Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	28,994	1,364,168
Linear Technology Corp.	1,797	71,269
Maxim Integrated Products, Inc.	42,900	1,278,420
		2,713,857
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	81,300	1,426,002
Lam Research Corp.†	1,562	79,959
		1,505,961
Steel-Producers — 0.7%
Nucor Corp.	36,263	1,777,612
Steel Dynamics, Inc.	115,250	1,925,828
United States Steel Corp.	3,377	69,532
		3,772,972

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	2,520	$76,910
Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	130,996	1,911,232
Telecommunication Equipment — 0.4%
Harris Corp.	28,623	1,697,344
Juniper Networks, Inc.†	11,833	235,003
		1,932,347
Telephone-Integrated — 2.7%
AT&T, Inc.	277,064	9,370,304
CenturyLink, Inc.	40,544	1,272,271
Frontier Communications Corp.	23,341	97,332
Telefonica SA†(1)	32,145	502,397
Verizon Communications, Inc.	67,552	3,151,976
Windstream Holdings, Inc.	13,840	110,720
		14,505,000
Television — 0.4%
CBS Corp., Class B	32,950	1,817,522
Tobacco — 0.7%
Altria Group, Inc.	20,123	691,225
Imperial Tobacco Group PLC ADR	36,700	2,721,305
Reynolds American, Inc.	3,917	191,071
		3,603,601
Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	24,037	2,177,031
Toys — 0.4%
Hasbro, Inc.	2,696	127,089
Mattel, Inc.	42,400	1,774,864
		1,901,953
Transport-Rail — 0.6%
CSX Corp.	23,787	612,277
Kansas City Southern	1,004	109,798
Norfolk Southern Corp.	33,183	2,566,705
		3,288,780
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	1,824	108,638
Expeditors International of Washington, Inc.	2,554	112,529
FedEx Corp.	6,938	791,695
Ryder System, Inc.	1,222	72,953
United Parcel Service, Inc., Class B	28,465	2,600,847
		3,686,662
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	2,221	164,931
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	5,524	328,015
Nokia OYJ ADR†	89,700	583,947
		911,962
Total Common Stock (cost $410,748,178)		503,596,831
Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES — 0.2%
Auto-Cars/Light Trucks — 0.2%
General Motors Co., Series B 4.75% (cost $1,091,258)	21,950	$1,100,793
PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
Weyerhaeuser Co. Series A (cost $72,500)	1,450	76,821
EXCHANGE-TRADED FUNDS — 0.8%
iShares S&P 500 Value Index Fund (cost $4,150,347)	52,111	4,081,334
Total Long-Term Investment Securities (cost $416,062,283)		508,855,779
SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
T. Rowe Price Reserve Investment Fund	13,263,949	13,263,949
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.02% due 12/12/2013(3)	$55,000	54,999
Total Short-Term Investment Securities (cost $13,318,948)		13,318,948
REPURCHASE AGREEMENTS — 2.2%
Bank of America Securities LLC Joint Repurchase Agreement(4)	2,780,000	2,780,000
Barclays Capital PLC Joint Repurchase Agreement(4)	1,615,000	1,615,000
BNP Paribas SA Joint Repurchase Agreement(4)	1,615,000	1,615,000
Deutsche Bank AG Joint Repurchase Agreement(4)	1,075,000	1,075,000
State Street Bank and Trust Co. Joint Repurchase Agreement(4)	1,665,000	1,665,000
UBS Securities LLC Joint Repurchase Agreement(4)	3,145,000	3,145,000
Total Repurchase Agreements (cost $11,895,000)		11,895,000
TOTAL INVESTMENTS (cost $441,276,231)(5)	100.0%	534,069,727
Liabilities in excess of other assets	(0.0)	(2,362)
NET ASSETS	100.0%	$534,067,365

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2013. The aggregate value of these securities was $4,127,056 representing 0.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Security represents an investment in an affiliated company; see Note 8

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Deposit Receipt

Open Future Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	December 2013	$796,670	$771,600	$(25,070)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Super Regional	$27,821,301	$—	$—	$27,821,301
Cellular Telecom	2,357,060	683,785	—	3,040,845
Diversified Banking Institutions	34,733,553	—	—	34,733,553
Diversified Manufacturing Operations	27,287,233	—	—	27,287,233
Medical-Drugs	20,699,223	317,705	—	21,016,928
Oil Companies-Exploration & Production	20,285,573	2,352,151	—	22,637,724
Oil Companies-Integrated	36,699,785	271,018	—	36,970,803
Telephone-Integrated	14,002,603	502,397	—	14,505,000
Other Industries*	315,583,444	—	—	315,583,444
Convertible Preferred Securities	1,100,793	—	—	1,100,793
Preferred Securities	76,821	—	—	76,821
Exchange-Traded Funds	4,081,334	—	—	4,081,334
Short-Term Investment Securities:
Registered Investment Companies	13,263,949	—	—	13,263,949
U.S. Government Treasuries	—	54,999	—	54,999
Repurchase Agreements	—	11,895,000	—	11,895,000
Total	$517,992,672	$16,077,055	$—	$534,069,727
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$25,070	$—	$—	$25,070

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Oil Companies-Exploration & Production	3.5%
Retail-Apparel/Shoe	3.0
E-Commerce/Services	2.9
Medical-Biomedical/Gene	2.8
Applications Software	2.4
Repurchase Agreements	2.3
Retail-Restaurants	2.1
Distribution/Wholesale	1.9
Medical-Drugs	1.8
Electronic Components-Semiconductors	1.7
Commercial Services-Finance	1.6
Auto/Truck Parts & Equipment-Original	1.5
Hotels/Motels	1.4
Wireless Equipment	1.4
Building & Construction Products-Misc.	1.4
Internet Content-Information/News	1.3
Computer Services	1.3
Enterprise Software/Service	1.2
Food-Retail	1.2
Real Estate Investment Trusts	1.1
Airlines	1.1
Computer Software	1.0
Building-Residential/Commercial	1.0
Consumer Products-Misc.	1.0
Computer Aided Design	1.0
Chemicals-Diversified	1.0
Medical-Generic Drugs	1.0
Machinery-General Industrial	1.0
Semiconductor Components-Integrated Circuits	0.9
Computers-Integrated Systems	0.9
Retail-Auto Parts	0.9
Retail-Discount	0.9
Therapeutics	0.9
Filtration/Separation Products	0.9
Finance-Other Services	0.9
Data Processing/Management	0.8
Medical Instruments	0.8
Exchange-Traded Funds	0.7
Oil-Field Services	0.7
Apparel Manufacturers	0.7
Pharmacy Services	0.7
Beverages-Non-alcoholic	0.7
Casino Hotels	0.7
Insurance Brokers	0.7
Consulting Services	0.7
Insurance-Property/Casualty	0.7
Broadcast Services/Program	0.7
Medical Labs & Testing Services	0.7
Investment Management/Advisor Services	0.7
Retail-Sporting Goods	0.7
Internet Security	0.7
Food-Misc./Diversified	0.6
Oil Field Machinery & Equipment	0.6
Human Resources	0.6
Medical-Hospitals	0.6
Coffee	0.6
Medical Products	0.6
Satellite Telecom	0.6
Rental Auto/Equipment	0.6
Web Portals/ISP	0.6
Electronic Design Automation	0.5%
Chemicals-Specialty	0.5
Engineering/R&D Services	0.5
Coatings/Paint	0.5
Oil & Gas Drilling	0.5
Electronic Measurement Instruments	0.5
Finance-Investment Banker/Broker	0.5
Internet Content-Entertainment	0.5
Diversified Manufacturing Operations	0.5
Toys	0.5
Retail-Automobile	0.5
Publishing-Periodicals	0.5
Entertainment Software	0.5
Containers-Paper/Plastic	0.5
Advertising Agencies	0.5
Containers-Metal/Glass	0.4
Transport-Services	0.4
Food-Confectionery	0.4
Cable/Satellite TV	0.4
Beverages-Wine/Spirits	0.4
Web Hosting/Design	0.4
Retail-Bedding	0.4
Machinery-Pumps	0.4
Food-Dairy Products	0.4
Recreational Centers	0.4
Medical-Wholesale Drug Distribution	0.4
Cosmetics & Toiletries	0.4
Tobacco	0.4
Instruments-Controls	0.4
Medical Information Systems	0.4
X-Ray Equipment	0.4
Appliances	0.4
Transport-Rail	0.4
Paper & Related Products	0.3
Transport-Truck	0.3
Commercial Services	0.3
Internet Infrastructure Software	0.3
Vitamins & Nutrition Products	0.3
Internet Incubators	0.3
Telecom Equipment-Fiber Optics	0.3
Security Services	0.3
Industrial Audio & Video Products	0.3
Computers-Memory Devices	0.3
Retail-Gardening Products	0.3
Aerospace/Defense	0.3
Electronic Connectors	0.3
Industrial Automated/Robotic	0.3
Telecommunication Equipment	0.3
Soap & Cleaning Preparation	0.3
Retail-Jewelry	0.3
Hazardous Waste Disposal	0.3
Physicians Practice Management	0.3
Dialysis Centers	0.3
Retail-Regional Department Stores	0.3
Real Estate Management/Services	0.3
Electric Products-Misc.	0.3
Retail-Home Furnishings	0.3
Financial Guarantee Insurance	0.3
Specified Purpose Acquisitions	0.2
Retail-Building Products	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited) (continued)

Industry Allocation*
Medical-HMO	0.2%
Semiconductor Equipment	0.2
Internet Application Software	0.2
Heart Monitors	0.2
Instruments-Scientific	0.2
Insurance-Multi-line	0.2
Retail-Pet Food & Supplies	0.2
Building Products-Cement	0.2
Oil Refining & Marketing	0.2
Diagnostic Kits	0.2
Power Converter/Supply Equipment	0.2
Auto-Cars/Light Trucks	0.2
Banks-Commercial	0.2
Professional Sports	0.2
Steel Pipe & Tube	0.2
Retail-Mail Order	0.2
Non-Hazardous Waste Disposal	0.2
Motorcycle/Motor Scooter	0.2
Insurance-Reinsurance	0.2
Food-Baking	0.2
Dental Supplies & Equipment	0.1
Auction Houses/Art Dealers	0.1
Registered Investment Companies	0.1
Aerospace/Defense-Equipment	0.1
Quarrying	0.1
Machinery-Construction & Mining	0.1
Industrial Gases	0.1
Cruise Lines	0.1
Multimedia	0.1
Disposable Medical Products	0.1
Pipelines	0.1
Independent Power Producers	0.1
Decision Support Software	0.1
Food-Meat Products	0.1
Telecom Services	0.1
Real Estate Operations & Development	0.1
Electronic Components-Misc.	0.1
Diagnostic Equipment	0.1
Recreational Vehicles	0.1
Retail-Major Department Stores	0.1
Steel-Producers	0.1
Auto-Heavy Duty Trucks	0.1
Transactional Software	0.1
Casino Services	0.1
Tools-Hand Held	0.1
Retail-Perfume & Cosmetics	0.1
Building Products-Wood	0.1
Respiratory Products	0.1
Computer Data Security	0.1
Building-Heavy Construction	0.1
Agricultural Chemicals	0.1
Gold Mining	0.1
Finance-Consumer Loans	0.1
Multilevel Direct Selling	0.1
Machine Tools & Related Products	0.1
Rubber-Tires	0.1
Retail-Vitamins & Nutrition Supplements	0.1
Platinum	0.1
Electric-Transmission	0.1
Banks-Fiduciary	0.1
Metal Processors & Fabrication	0.1%
Home Decoration Products	0.1
Telephone-Integrated	0.1
Retail-Misc./Diversified	0.1
U.S. Government Treasuries	0.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.8%
Advanced Materials — 0.0%
Hexcel Corp.†	1,557	$60,412
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	11,027	189,444
Omnicom Group, Inc.	6,815	432,343
		621,787
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	658	5,395
Lamar Advertising Co., Class A†	1,223	57,518
		62,913
Aerospace/Defense — 0.3%
Rockwell Collins, Inc.	1,877	127,373
Spirit Aerosystems Holdings, Inc., Class A†	241	5,842
TransDigm Group, Inc.	2,114	293,212
		426,427
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.†	1,435	105,932
Triumph Group, Inc.	1,163	81,666
		187,598
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	500	105,415
Airlines — 1.1%
Alaska Air Group, Inc.	4,108	257,243
Copa Holdings SA, Class A	2,117	293,564
Delta Air Lines, Inc.	6,090	143,663
Southwest Airlines Co.	16,934	246,559
Spirit Airlines, Inc.†	12,254	419,945
United Continental Holdings, Inc.†	5,185	159,231
		1,520,205
Apparel Manufacturers — 0.7%
Carter's, Inc.	920	69,819
Hanesbrands, Inc.	1,530	95,334
Michael Kors Holdings, Ltd.†	4,425	329,751
Ralph Lauren Corp.	931	153,364
Under Armour, Inc., Class A†	1,300	103,285
VF Corp.	1,360	270,708
		1,022,261
Appliances — 0.4%
Whirlpool Corp.	3,446	504,632
Applications Software — 2.4%
Check Point Software Technologies, Ltd.†	1,600	90,496
Citrix Systems, Inc.†	6,305	445,196
Infoblox, Inc.†	5,545	231,892
Intuit, Inc.	9,210	610,715
NetSuite, Inc.†	3,878	418,592
Red Hat, Inc.†	16,744	772,568
Salesforce.com, Inc.†	2,000	103,820
ServiceNow, Inc.†	12,914	670,882
		3,344,161
Security Description	Shares	Value (Note 2)
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.	441	$12,441
Ritchie Bros. Auctioneers, Inc.	4,000	80,720
Sotheby's	2,000	98,260
		191,421
Auto-Cars/Light Trucks — 0.2%
Tesla Motors, Inc.†	1,298	251,059
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	114	4,159
PACCAR, Inc.	2,108	117,331
		121,490
Auto/Truck Parts & Equipment-Original — 1.5%
Allison Transmission Holdings, Inc.	17,473	437,699
BorgWarner, Inc.	1,794	181,894
Delphi Automotive PLC	10,354	604,881
Lear Corp.	162	11,594
Tenneco, Inc.†	7,289	368,094
TRW Automotive Holdings Corp.†	3,300	235,323
Visteon Corp.†	773	58,470
WABCO Holdings, Inc.†	2,706	228,007
		2,125,962
Banks-Commercial — 0.2%
BankUnited, Inc.	2,900	90,451
First Horizon National Corp.	5,154	56,642
Signature Bank†	71	6,498
SVB Financial Group†	1,100	95,007
		248,598
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,400	76,146
Beverages-Non-alcoholic — 0.7%
Coca-Cola Enterprises, Inc.	4,255	171,093
Dr Pepper Snapple Group, Inc.	7,268	325,752
Monster Beverage Corp.†	9,844	514,349
		1,011,194
Beverages-Wine/Spirits — 0.4%
Beam, Inc.	1,800	116,370
Brown-Forman Corp., Class B	4,673	318,371
Constellation Brands, Inc., Class A†	2,247	128,978
		563,719
Broadcast Services/Program — 0.7%
Discovery Communications, Inc., Class A†	3,800	320,796
Discovery Communications, Inc., Class C†	5,800	453,096
Scripps Networks Interactive, Inc., Class A	1,703	133,021
Starz, Class A†	1,598	44,952
		951,865
Building & Construction Products-Misc. — 1.4%
Armstrong World Industries, Inc.†	12,197	670,347
Fortune Brands Home & Security, Inc.	6,852	285,249

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building & Construction Products-Misc. (continued)
Louisiana-Pacific Corp.†	21,377	$376,021
Owens Corning†	14,690	557,926
		1,889,543
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	782	58,853
Building Products-Cement — 0.2%
Eagle Materials, Inc.	769	55,791
Martin Marietta Materials, Inc.	715	70,191
Vulcan Materials Co.	3,200	165,792
		291,774
Building Products-Wood — 0.1%
Masco Corp.	5,541	117,912
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	1,562	105,857
Building-Maintenance & Services — 0.0%
Rollins, Inc.	988	26,192
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	686	39,815
Building-Residential/Commercial — 1.0%
Lennar Corp., Class A	9,559	338,389
NVR, Inc.†	65	59,747
PulteGroup, Inc.	28,240	465,960
Taylor Morrison Home Corp., Class A†	18,114	410,282
Toll Brothers, Inc.†	4,500	145,935
		1,420,313
Cable/Satellite TV — 0.4%
Cablevision Systems Corp., Class A	3,025	50,941
Charter Communications, Inc., Class A†	2,728	367,625
DISH Network Corp., Class A	3,237	145,698
		564,264
Casino Hotels — 0.7%
Melco Crown Entertainment, Ltd. ADR†	16,610	528,696
Wynn Resorts, Ltd.	3,052	482,247
		1,010,943
Casino Services — 0.1%
Bally Technologies, Inc.†	600	43,236
International Game Technology	4,043	76,534
		119,770
Chemicals-Diversified — 1.0%
Celanese Corp., Series A	6,779	357,863
FMC Corp.	5,214	373,948
PPG Industries, Inc.	1,100	183,766
Rockwood Holdings, Inc.	4,676	312,824
Sociedad Quimica y Minera de Chile SA ADR	3,300	100,815
Westlake Chemical Corp.	272	28,468
		1,357,684
Security Description	Shares	Value (Note 2)
Chemicals-Specialty — 0.5%
Albemarle Corp.	1,518	$95,543
Eastman Chemical Co.	2,404	187,272
International Flavors & Fragrances, Inc.	1,265	104,109
NewMarket Corp.	147	42,323
Sigma-Aldrich Corp.	2,564	218,709
W.R. Grace & Co.†	1,027	89,760
		737,716
Coatings/Paint — 0.5%
RPM International, Inc.	1,926	69,721
Sherwin-Williams Co.	3,175	578,422
Valspar Corp.	1,384	87,787
		735,930
Coffee — 0.6%
Green Mountain Coffee Roasters, Inc.†	10,746	809,496
Commercial Services — 0.3%
Cintas Corp.	450	23,040
CoStar Group, Inc.†	1,200	201,480
HMS Holdings Corp.†	3,300	70,983
Iron Mountain, Inc.	2,381	64,335
Quanta Services, Inc.†	3,682	101,292
Weight Watchers International, Inc.	228	8,520
		469,650
Commercial Services-Finance — 1.6%
Alliance Data Systems Corp.†	1,964	415,327
Equifax, Inc.	1,872	112,039
FleetCor Technologies, Inc.†	1,054	116,109
Global Payments, Inc.	1,184	60,479
H&R Block, Inc.	4,228	112,718
Lender Processing Services, Inc.	1,139	37,895
McGraw Hill Financial, Inc.	5,909	387,571
Moody's Corp.	6,319	444,415
Morningstar, Inc.	321	25,442
SEI Investments Co.	2,117	65,436
Total System Services, Inc.	1,968	57,899
Vantiv, Inc., Class A†	9,258	258,669
Western Union Co.	8,650	161,409
		2,255,408
Communications Software — 0.0%
SolarWinds, Inc.†	1,017	35,656
Computer Aided Design — 1.0%
ANSYS, Inc.†	3,947	341,494
Autodesk, Inc.†	25,056	1,031,556
		1,373,050
Computer Data Security — 0.1%
Fortinet, Inc.†	5,706	115,604
Computer Graphics — 0.0%
Tableau Software, Inc., Class A†	146	10,401
Computer Services — 1.3%
DST Systems, Inc.	431	32,502
FleetMatics Group PLC†	12,221	458,899
IHS, Inc., Class A†	10,963	1,251,755
		1,743,156

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computer Software — 1.0%
Akamai Technologies, Inc.†	21,654	$1,119,512
Cornerstone OnDemand, Inc.†	6,460	332,302
		1,451,814
Computers-Integrated Systems — 0.9%
3D Systems Corp.†	3,662	197,711
Jack Henry & Associates, Inc.	1,337	69,003
MICROS Systems, Inc.†	182	9,089
NCR Corp.†	2,553	101,124
Riverbed Technology, Inc.†	2,398	34,987
Teradata Corp.†	16,253	901,066
		1,312,980
Computers-Memory Devices — 0.3%
NetApp, Inc.	5,596	238,502
SanDisk Corp.	3,216	191,384
		429,886
Computers-Periphery Equipment — 0.0%
Stratasys, Ltd.†	272	27,543
Consulting Services — 0.7%
Booz Allen Hamilton Holding Corp.	450	8,694
CoreLogic, Inc.†	4,300	116,315
Gartner, Inc.†	6,156	369,360
Genpact, Ltd.†	6,910	130,461
Verisk Analytics, Inc., Class A†	5,650	367,024
		991,854
Consumer Products-Misc. — 1.0%
Clorox Co.	3,309	270,411
Jarden Corp.†	1,747	84,555
Samsonite International SA(7)	189,490	528,441
Scotts Miracle-Gro Co., Class A	667	36,705
Spectrum Brands Holdings, Inc.	6,164	405,838
Tupperware Brands Corp.	821	70,910
		1,396,860
Containers-Metal/Glass — 0.4%
Ball Corp.	9,110	408,857
Crown Holdings, Inc.†	1,905	80,543
Greif, Inc., Class A	97	4,756
Owens-Illinois, Inc.†	1,502	45,090
Silgan Holdings, Inc.	684	32,148
		571,394
Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	701	27,346
Packaging Corp. of America	1,523	86,948
Rock Tenn Co., Class A	4,233	428,676
Sealed Air Corp.	3,041	82,685
		625,655
Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	6,725	138,535
Coty, Inc., Class A	24,087	390,450
		528,985
Security Description	Shares	Value (Note 2)
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,394	$43,005
Royal Caribbean Cruises, Ltd.	3,300	126,324
		169,329
Data Processing/Management — 0.8%
Acxiom Corp.†	8,993	255,311
Broadridge Financial Solutions, Inc.	1,882	59,754
CommVault Systems, Inc.†	2,100	184,443
Dun & Bradstreet Corp.	1,374	142,690
Fidelity National Information Services, Inc.	451	20,944
Fiserv, Inc.†	2,068	208,971
Paychex, Inc.	6,796	276,190
		1,148,303
Decision Support Software — 0.1%
MSCI, Inc.†	3,685	148,358
Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	3,421	148,506
Patterson Cos., Inc.	1,215	48,843
		197,349
Diagnostic Equipment — 0.1%
Life Technologies Corp.†	1,739	130,129
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	2,740	273,041
Dialysis Centers — 0.3%
DaVita HealthCare Partners, Inc.†	6,460	367,574
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,450	167,040
Distribution/Wholesale — 1.9%
Fastenal Co.	8,406	422,401
Fossil Group, Inc.†	2,399	278,860
Genuine Parts Co.	2,274	183,944
HD Supply Holdings, Inc.†	26,542	583,128
LKQ Corp.†	4,636	147,703
WESCO International, Inc.†	7,140	546,424
WW Grainger, Inc.	1,916	501,436
		2,663,896
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	514	23,233
Carlisle Cos., Inc.	50	3,514
Colfax Corp.†	1,329	75,075
Crane Co.	695	42,861
Dover Corp.	1,961	176,157
Harsco Corp.	86	2,141
Ingersoll-Rand PLC	3,304	214,562
ITT Corp.	1,396	50,186
Textron, Inc.	3,100	85,591
		673,320
Diversified Operations — 0.0%
Leucadia National Corp.	620	16,889

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
E-Commerce/Services — 2.9%
Angie's List, Inc.†	30,450	$685,125
Expedia, Inc.	1,655	85,712
Groupon, Inc.†	49,019	549,503
IAC/InterActiveCorp	9,539	521,497
Liberty Interactive Corp., Class A†	6,466	151,757
Liberty Ventures, Series A†	571	50,345
Netflix, Inc.†	1,780	550,394
OpenTable, Inc.†	1,600	111,968
TripAdvisor, Inc.†	13,558	1,028,239
Zillow, Inc., Class A†	3,557	300,104
		4,034,644
Electric Products-Misc. — 0.3%
AMETEK, Inc.	7,681	353,480
Electric-Transmission — 0.1%
ITC Holdings Corp.	813	76,308
Electronic Components-Misc. — 0.1%
Gentex Corp.	5,182	132,607
Electronic Components-Semiconductors — 1.7%
Advanced Micro Devices, Inc.†	9,408	35,750
Altera Corp.	9,215	342,429
ARM Holdings PLC ADR	4,900	235,788
Avago Technologies, Ltd.	3,500	150,920
Cree, Inc.†	1,831	110,208
Freescale Semiconductor, Ltd.†	393	6,544
LSI Corp.	990	7,742
Mellanox Technologies, Ltd.†	2,200	83,512
Microchip Technology, Inc.	6,811	274,415
ON Semiconductor Corp.†	6,649	48,538
Rovi Corp.†	188	3,604
Silicon Laboratories, Inc.†	571	24,388
Skyworks Solutions, Inc.†	8,567	212,804
SunEdison, Inc.†	40,527	323,000
Xilinx, Inc.	11,535	540,530
		2,400,172
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,382	416,459
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	55,242	745,767
Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	3,331	170,714
FLIR Systems, Inc.	1,536	48,230
National Instruments Corp.	4,470	138,257
Trimble Navigation, Ltd.†	11,772	349,746
		706,947
Energy-Alternate Sources — 0.0%
SolarCity Corp.†	335	11,591
Engineering/R&D Services — 0.5%
AECOM Technology Corp.†	154	4,816
Fluor Corp.	3,815	270,712
KBR, Inc.	14,140	461,530
		737,058
Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 1.2%
Concur Technologies, Inc.†	8,689	$960,134
Guidewire Software, Inc.†	2,100	98,931
Informatica Corp.†	4,078	158,920
Workday, Inc., Class A†	6,241	505,084
		1,723,069
Entertainment Software — 0.5%
Activision Blizzard, Inc.	32,854	547,676
Electronic Arts, Inc.†	3,609	92,210
		639,886
Filtration/Separation Products — 0.9%
CLARCOR, Inc.	1,200	66,636
Donaldson Co., Inc.	6,901	263,135
Pall Corp.	8,258	636,196
Polypore International, Inc.†	6,250	256,063
		1,222,030
Finance-Consumer Loans — 0.1%
Ocwen Financial Corp.†	1,609	89,734
Finance-Investment Banker/Broker — 0.5%
E*TRADE Financial Corp.†	12,000	198,000
Lazard, Ltd., Class A	7,689	276,958
LPL Financial Holdings, Inc.	690	26,434
TD Ameritrade Holding Corp.	7,000	183,260
		684,652
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mortgage Holdings, Inc.†	332	18,668
Finance-Other Services — 0.9%
CBOE Holdings, Inc.	6,655	301,006
IntercontinentalExchange, Inc.†	4,846	879,161
		1,180,167
Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	18,620	349,125
Food-Baking — 0.2%
Flowers Foods, Inc.	9,705	208,075
Food-Confectionery — 0.4%
Hershey Co.	4,529	418,932
J.M. Smucker Co.	1,418	148,947
		567,879
Food-Dairy Products — 0.4%
WhiteWave Foods Co., Class A†	27,444	548,057
Food-Meat Products — 0.1%
Hillshire Brands Co.	1,911	58,744
Hormel Foods Corp.	2,082	87,694
		146,438
Food-Misc./Diversified — 0.6%
Campbell Soup Co.	4,095	166,707
ConAgra Foods, Inc.	5,986	181,615
Ingredion, Inc.	147	9,727
Kellogg Co.	2,300	135,079
McCormick & Co., Inc.	5,848	378,366
Pinnacle Foods, Inc.	299	7,915
		879,409

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Food-Retail — 1.2%
Fresh Market, Inc.†	4,038	$191,038
Kroger Co.	8,075	325,746
Safeway, Inc.	292	9,341
Sprouts Farmers Market, Inc.†	600	26,634
Whole Foods Market, Inc.	19,929	1,165,846
		1,718,605
Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	235	15,491
Funeral Services & Related Items — 0.0%
Service Corp. International	2,567	47,798
Garden Products — 0.0%
Toro Co.	898	48,806
Gas-Distribution — 0.0%
Questar Corp.	351	7,894
Gold Mining — 0.1%
Eldorado Gold Corp.	13,300	89,243
Royal Gold, Inc.	253	12,311
		101,554
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†	2,540	148,996
Stericycle, Inc.†	1,940	223,876
		372,872
Heart Monitors — 0.2%
HeartWare International, Inc.†	4,360	319,196
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	2,594	71,335
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	937	41,191
Hotels/Motels — 1.4%
Choice Hotels International, Inc.	4,222	182,348
Marriott International, Inc., Class A	8,759	368,403
Starwood Hotels & Resorts Worldwide, Inc.	12,084	802,982
Wyndham Worldwide Corp.	9,510	579,825
		1,933,558
Human Resources — 0.6%
Manpowergroup, Inc.	2,900	210,946
Robert Half International, Inc.	5,467	213,377
Team Health Holdings, Inc.†	11,064	419,768
		844,091
Independent Power Producers — 0.1%
Calpine Corp.†	7,805	151,651
Industrial Audio & Video Products — 0.3%
Imax Corp.†	14,480	437,875
Industrial Automated/Robotic — 0.3%
Nordson Corp.	2,497	183,854
Rockwell Automation, Inc.	2,168	231,846
		415,700
Security Description	Shares	Value (Note 2)
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	600	$63,942
Airgas, Inc.	1,017	107,853
		171,795
Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	1,669	400,710
Sensata Technologies Holding NV†	2,800	107,156
		507,866
Instruments-Scientific — 0.2%
FEI Co.	1,100	96,580
Waters Corp.†	2,030	215,606
		312,186
Insurance Brokers — 0.7%
Aon PLC	8,462	629,911
Arthur J. Gallagher & Co.	1,968	85,903
Brown & Brown, Inc.	5,238	168,140
Erie Indemnity Co., Class A	386	27,974
Willis Group Holdings PLC	2,100	90,993
		1,002,921
Insurance-Multi-line — 0.2%
American Financial Group, Inc.	164	8,866
XL Group PLC	9,668	297,968
		306,834
Insurance-Property/Casualty — 0.7%
Arch Capital Group, Ltd.†	2,230	120,710
Fidelity National Financial, Inc., Class A	4,000	106,400
Hanover Insurance Group, Inc.	6,193	342,597
HCC Insurance Holdings, Inc.	1,700	74,494
Progressive Corp.	12,430	338,469
		982,670
Insurance-Reinsurance — 0.2%
Allied World Assurance Co. Holdings AG	178	17,692
Axis Capital Holdings, Ltd.	2,872	124,386
Endurance Specialty Holdings, Ltd.	228	12,248
RenaissanceRe Holdings, Ltd.	700	63,371
Validus Holdings, Ltd.	139	5,140
		222,837
Internet Application Software — 0.2%
Splunk, Inc.†	5,332	320,133
Internet Content-Entertainment — 0.5%
Forgame Holdings, Ltd.†(1)	1,500	9,863
Pandora Media, Inc.†	19,328	485,713
Shutterstock, Inc.†	2,500	181,800
		677,376
Internet Content-Information/News — 1.3%
Bankrate, Inc.†	24,716	508,408
LinkedIn Corp., Class A†	5,060	1,245,064
		1,753,472
Internet Incubators — 0.3%
HomeAway, Inc.†	16,306	456,568

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Internet Infrastructure Software — 0.3%
F5 Networks, Inc.†	3,524	$302,218
TIBCO Software, Inc.†	6,348	162,446
		464,664
Internet Security — 0.7%
FireEye, Inc.†	1,400	58,142
Symantec Corp.	29,728	735,768
VeriSign, Inc.†	2,214	112,670
		906,580
Investment Management/ Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	819	149,582
Ameriprise Financial, Inc.	998	90,898
Artisan Partners Asset Management, Inc.	2,482	129,958
Eaton Vance Corp.	1,864	72,379
Federated Investors, Inc., Class B	1,062	28,844
Invesco, Ltd.	3,767	120,167
T. Rowe Price Group, Inc.	4,027	289,662
Waddell & Reed Financial, Inc., Class A	1,334	68,674
		950,164
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,290	85,940
Machinery-Construction & Mining — 0.1%
Joy Global, Inc.	1,600	81,664
Terex Corp.†	2,700	90,720
		172,384
Machinery-General Industrial — 1.0%
Babcock & Wilcox Co.	7,002	236,108
IDEX Corp.	2,740	178,785
Manitowoc Co., Inc.	2,073	40,589
Roper Industries, Inc.	3,637	483,248
Wabtec Corp.	4,894	307,686
Zebra Technologies Corp., Class A†	1,770	80,588
		1,327,004
Machinery-Pumps — 0.4%
Flowserve Corp.	6,120	381,827
Graco, Inc.	2,251	166,709
Xylem, Inc.	175	4,888
		553,424
Medical Information Systems — 0.4%
athenahealth, Inc.†	900	97,704
Cerner Corp.†	7,804	410,100
		507,804
Medical Instruments — 0.8%
Bruker Corp.†	6,299	130,074
DexCom, Inc.†	16,339	461,250
Edwards Lifesciences Corp.†	3,254	226,576
St Jude Medical, Inc.	2,798	150,085
Techne Corp.	266	21,296
Thoratec Corp.†	2,400	89,496
		1,078,777
Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services — 0.7%
Covance, Inc.†	6,814	$589,138
Laboratory Corp. of America Holdings†	3,542	351,154
Quest Diagnostics, Inc.	162	10,010
		950,302
Medical Products — 0.6%
Cooper Cos., Inc.	556	72,108
Henry Schein, Inc.†	3,353	347,706
Hospira, Inc.†	2,000	78,440
Sirona Dental Systems, Inc.†	853	57,091
Teleflex, Inc.	1,400	115,192
Varian Medical Systems, Inc.†	1,684	125,845
Zimmer Holdings, Inc.	146	11,993
		808,375
Medical-Biomedical/Gene — 2.8%
Alexion Pharmaceuticals, Inc.†	6,630	770,141
Alnylam Pharmaceuticals, Inc.†	2,500	160,025
Ariad Pharmaceuticals, Inc.†	7,168	131,891
Charles River Laboratories International, Inc.†	343	15,867
Cubist Pharmaceuticals, Inc.†	5,562	353,465
Illumina, Inc.†	4,971	401,806
Incyte Corp., Ltd.†	10,098	385,239
Myriad Genetics, Inc.†	3,937	92,519
Regeneron Pharmaceuticals, Inc.†	2,928	916,083
Seattle Genetics, Inc.†	1,559	68,331
United Therapeutics Corp.†	722	56,930
Vertex Pharmaceuticals, Inc.†	7,596	575,929
		3,928,226
Medical-Drugs — 1.8%
Alkermes PLC†	6,563	220,648
Endo Health Solutions, Inc.†	1,743	79,202
Forest Laboratories, Inc.†	9,446	404,194
Infinity Pharmaceuticals, Inc.†	4,200	73,290
Jazz Pharmaceuticals PLC†	2,105	193,597
Medivation, Inc.†	3,064	183,656
Ono Pharmaceutical Co., Ltd.(7)	5,040	310,499
Quintiles Transnational Holdings, Inc.†	2,690	120,727
Salix Pharmaceuticals, Ltd.†	4,902	327,846
Valeant Pharmaceuticals International, Inc.†	1,400	146,062
Zoetis, Inc.	13,863	431,417
		2,491,138
Medical-Generic Drugs — 1.0%
Actavis, PLC†	6,510	937,440
Mylan, Inc.†	5,917	225,852
Perrigo Co.	1,460	180,135
		1,343,427
Medical-HMO — 0.2%
Cigna Corp.	1,857	142,729
Humana, Inc.	1,000	93,330
WellCare Health Plans, Inc.†	1,300	90,662
		326,721

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	9,540	$376,162
Community Health Systems, Inc.	2,114	87,731
HCA Holdings, Inc.	303	12,953
Health Management Associates, Inc., Class A†	4,027	51,546
Tenet Healthcare Corp.†	1,607	66,192
Universal Health Services, Inc., Class B	3,048	228,570
		823,154
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	8,885	542,873
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	3,600	74,880
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	726	43,654
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	279	9,628
Lions Gate Entertainment Corp.†	1,254	43,953
		53,581
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	3,480	223,555
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	907	86,836
Multimedia — 0.1%
FactSet Research Systems, Inc.	1,533	167,250
Networking Products — 0.0%
Palo Alto Networks, Inc.†	518	23,735
Non-Hazardous Waste Disposal — 0.2%
Waste Connections, Inc.	5,109	232,000
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,358	24,702
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	490	21,325
Oil & Gas Drilling — 0.5%
Atwood Oceanics, Inc.†	165	9,082
Patterson-UTI Energy, Inc.	22,046	471,343
Seadrill, Ltd.	5,487	247,354
		727,779
Oil Companies-Exploration & Production — 3.5%
Cabot Oil & Gas Corp.	22,304	832,385
Cimarex Energy Co.	1,300	125,320
Cobalt International Energy, Inc.†	10,738	266,947
Concho Resources, Inc.†	3,926	427,188
Continental Resources, Inc.†	1,563	167,647
Diamondback Energy, Inc.†	2,100	89,544
Energy XXI Bermuda, Ltd.	3,400	102,680
EQT Corp.	4,837	429,139
Gulfport Energy Corp.†	979	62,989
Halcon Resources Corp.†	14,600	64,678
Kosmos Energy, Ltd.†	1,570	16,140
Laredo Petroleum Holdings, Inc.†	534	15,849
Noble Energy, Inc.	707	47,376
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Oasis Petroleum, Inc.†	1,453	$71,386
Pioneer Natural Resources Co.	6,220	1,174,336
QEP Resources, Inc.	281	7,781
Range Resources Corp.	6,532	495,713
SM Energy Co.	2,729	210,652
Southwestern Energy Co.†	8,058	293,150
Whiting Petroleum Corp.†	146	8,738
		4,909,638
Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	4,326	252,509
Dresser-Rand Group, Inc.†	2,583	161,179
Dril-Quip, Inc.†	630	72,292
FMC Technologies, Inc.†	6,647	368,377
		854,357
Oil Refining & Marketing — 0.2%
Cheniere Energy, Inc.†	3,747	127,923
CVR Energy, Inc.	243	9,360
Tesoro Corp.	3,400	149,532
		286,815
Oil-Field Services — 0.7%
Core Laboratories NV	900	152,289
Frank's International NV†	5,500	164,615
MRC Global, Inc.†	553	14,820
Oceaneering International, Inc.	4,580	372,079
RPC, Inc.	786	12,160
Trican Well Service, Ltd.	23,270	316,502
		1,032,465
Paper & Related Products — 0.3%
International Paper Co.	5,940	266,112
KapStone Paper and Packaging Corp.	5,060	216,568
		482,680
Pharmacy Services — 0.7%
Catamaran Corp.†	22,174	1,018,895
Physicians Practice Management — 0.3%
Envision Healthcare Holdings, Inc.†	6,200	161,386
MEDNAX, Inc.†	2,105	211,342
		372,728
Pipelines — 0.1%
ONEOK, Inc.	3,008	160,387
Platinum — 0.1%
Stillwater Mining Co.†	7,000	77,070
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc., Class B	2,468	258,498
Precious Metals — 0.0%
Tahoe Resources, Inc.†	169	3,028
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	1,527	24,127
Professional Sports — 0.2%
Madison Square Garden, Co., Class A†	4,274	248,191
Publishing-Periodicals — 0.5%
Nielsen Holdings NV	17,568	640,354

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Quarrying — 0.1%
Compass Minerals International, Inc.	2,317	$176,718
Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co., Class A	1,244	34,757
Boston Properties, Inc.	224	23,946
CBL & Associates Properties, Inc.	828	15,815
Corrections Corp. of America	1,132	39,111
Digital Realty Trust, Inc.	1,567	83,208
Equity Lifestyle Properties, Inc.	936	31,983
Extra Space Storage, Inc.	138	6,313
Federal Realty Investment Trust	666	67,566
Host Hotels & Resorts, Inc.	27,360	483,451
Omega Healthcare Investors, Inc.	1,804	53,885
Plum Creek Timber Co., Inc.	2,528	118,386
Rayonier, Inc.	1,957	108,907
Regency Centers Corp.	596	28,817
Senior Housing Properties Trust	213	4,971
Tanger Factory Outlet Centers	1,466	47,865
Taubman Centers, Inc.	181	12,183
Ventas, Inc.	2,053	126,259
Vornado Realty Trust	563	47,326
Weyerhaeuser Co.	8,504	243,470
		1,578,219
Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	4,332	100,199
Jones Lang LaSalle, Inc.	2,200	192,060
Realogy Holdings Corp.†	1,664	71,585
		363,844
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	7,000	132,580
St. Joe Co.†	68	1,334
		133,914
Recreational Centers — 0.4%
Life Time Fitness, Inc.†	10,600	545,582
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	1,006	129,955
Rental Auto/Equipment — 0.6%
Aaron's, Inc.	178	4,931
Avis Budget Group, Inc.†	1,673	48,232
Hertz Global Holdings, Inc.†	28,585	633,444
United Rentals, Inc.†	1,463	85,278
		771,885
Resorts/Theme Parks — 0.0%
SeaWorld Entertainment, Inc.	473	14,015
Six Flags Entertainment Corp.	1,026	34,669
		48,684
Respiratory Products — 0.1%
ResMed, Inc.	2,212	116,838
Retail-Apparel/Shoe — 3.0%
Abercrombie & Fitch Co., Class A	142	5,023
American Eagle Outfitters, Inc.	1,927	26,959
Ascena Retail Group, Inc.†	285	5,680
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe (continued)
Chico's FAS, Inc.	9,258	$154,238
Coach, Inc.	4,363	237,914
DSW, Inc., Class A	5,218	445,200
Foot Locker, Inc.	275	9,333
Francesca's Holdings Corp.†	7,270	135,513
Gap, Inc.	6,835	275,314
L Brands, Inc.	8,427	514,890
Lululemon Athletica, Inc.†	14,708	1,075,008
Men's Wearhouse, Inc.	1,750	59,587
PVH Corp.	4,035	478,914
Ross Stores, Inc.	8,413	612,466
Urban Outfitters, Inc.†	4,071	149,691
		4,185,730
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	1,133	93,677
AutoZone, Inc.†	1,451	613,381
O'Reilly Automotive, Inc.†	4,315	550,551
		1,257,609
Retail-Automobile — 0.5%
AutoNation, Inc.†	789	41,162
CarMax, Inc.†	9,987	484,070
Copart, Inc.†	3,934	125,062
		650,294
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	7,194	556,528
Retail-Building Products — 0.2%
Lumber Liquidators Holdings, Inc.†	3,083	328,802
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc. Class A	734	59,711
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,132	42,450
Retail-Discount — 0.9%
Big Lots, Inc.†	240	8,902
Dollar General Corp.†	10,181	574,819
Dollar Tree, Inc.†	9,575	547,307
Family Dollar Stores, Inc.	1,495	107,670
		1,238,698
Retail-Gardening Products — 0.3%
Tractor Supply Co.	6,368	427,739
Retail-Home Furnishings — 0.3%
Pier 1 Imports, Inc.	17,960	350,579
Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.	109	7,810
Tiffany & Co.	4,935	378,120
		385,930
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	4,217	236,995
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,252	126,562

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Misc./Diversified — 0.1%
Sally Beauty Holdings, Inc.†	2,636	$68,958
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	989	118,146
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	3,904	297,719
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	213	7,947
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	282	22,081
Kohl's Corp.	2,800	144,900
Macy's, Inc.	4,617	199,777
		366,758
Retail-Restaurants — 2.1%
Bloomin' Brands, Inc.†	31,713	748,744
Brinker International, Inc.	4,795	194,341
Buffalo Wild Wings, Inc.†	3,246	361,020
Burger King Worldwide, Inc.	22,759	444,256
Chipotle Mexican Grill, Inc.†	1,130	484,431
Darden Restaurants, Inc.	1,316	60,918
Domino's Pizza, Inc.	873	59,320
Dunkin' Brands Group, Inc.	1,655	74,905
Panera Bread Co., Class A†	1,836	291,061
Tim Hortons, Inc.	3,800	220,400
		2,939,396
Retail-Sporting Goods — 0.7%
Cabela's, Inc.†	738	46,516
Dick's Sporting Goods, Inc.	16,794	896,464
		942,980
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	1,527	83,420
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,543	40,581
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.†	3,815	85,647
Satellite Telecom — 0.6%
DigitalGlobe, Inc.†	25,520	806,942
Intelsat SA†	21	504
		807,446
Security Services — 0.3%
ADT Corp.	10,800	439,128
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	4,367	205,467
Atmel Corp.†	6,655	49,513
Linear Technology Corp.	8,122	322,119
Maxim Integrated Products, Inc.	4,519	134,666
NXP Semiconductor NV†	16,220	603,546
		1,315,311
Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	12,332	$216,303
KLA-Tencor Corp.	1,300	79,105
Lam Research Corp.†	591	30,254
		325,662
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	779	52,505
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	6,446	387,082
Specified Purpose Acquisitions — 0.2%
Platform Acquisition Holdings, Ltd.†	31,400	334,724
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	1,715	238,231
Steel-Producers — 0.1%
Carpenter Technology Corp.	2,100	122,031
Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	4,400	109,912
IPG Photonics Corp.	2,903	163,468
JDS Uniphase Corp.†	11,366	167,194
		440,574
Telecom Services — 0.1%
Level 3 Communications, Inc.†	844	22,526
NeuStar, Inc., Class A†	1,022	50,569
tw telecom, Inc.†	2,334	69,705
		142,800
Telecommunication Equipment — 0.3%
Harris Corp.	296	17,553
Juniper Networks, Inc.†	19,304	383,377
		400,930
Telephone-Integrated — 0.1%
Windstream Holdings, Inc.	8,698	69,584
Television — 0.0%
AMC Networks, Inc., Class A†	933	63,892
Theaters — 0.0%
Cinemark Holdings, Inc.	1,790	56,815
Regal Entertainment Group, Class A	281	5,333
		62,148
Therapeutics — 0.9%
BioMarin Pharmaceutical, Inc.†	5,658	408,621
Onyx Pharmaceuticals, Inc.†	1,129	140,753
Pharmacyclics, Inc.†	3,408	471,735
Questcor Pharmaceuticals, Inc.	1,500	87,000
Theravance, Inc.†	1,133	46,328
Warner Chilcott PLC, Class A	3,635	83,060
		1,237,497
Tobacco — 0.4%
Lorillard, Inc.	11,365	508,925
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,002	99,699
Stanley Black & Decker, Inc.	221	20,016
		119,715

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Toys — 0.5%
Hasbro, Inc.	1,516	$71,464
Mattel, Inc.	13,863	580,305
		651,769
Transactional Software — 0.1%
Solera Holdings, Inc.	2,270	120,015
Transport-Equipment & Leasing — 0.0%
AMERCO	62	11,416
Transport-Marine — 0.0%
Kirby Corp.†	521	45,093
Transport-Rail — 0.4%
Genesee & Wyoming, Inc., Class A†	294	27,333
Kansas City Southern	4,211	460,515
		487,848
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	3,993	237,823
Expeditors International of Washington, Inc.	7,508	330,803
		568,626
Transport-Truck — 0.3%
Con-way, Inc.	320	13,789
J.B. Hunt Transport Services, Inc.	3,820	278,593
Landstar System, Inc.	2,423	135,639
Old Dominion Freight Line, Inc.†	1,102	50,681
		478,702
Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.	1,324	92,376
Mead Johnson Nutrition Co.	4,944	367,141
		459,517
Water — 0.0%
Aqua America, Inc.	2,392	59,154
Web Hosting/Design — 0.4%
Equinix, Inc.†	1,666	305,961
Rackspace Hosting, Inc.†	4,854	256,097
		562,058
Web Portals/ISP — 0.5%
Dropbox, Inc.†(1)(2)(6)	844	9,198
SINA Corp.†	1,100	89,287
Trulia, Inc.†	12,886	606,029
		704,514
Wireless Equipment — 1.4%
Aruba Networks, Inc.†	5,800	96,512
Crown Castle International Corp.†	11,061	807,785
Motorola Solutions, Inc.	6,256	371,481
SBA Communications Corp., Class A†	8,081	650,197
		1,925,975
Security Description	Shares/ Principal Amount	Value (Note 2)
X-Ray Equipment — 0.4%
Hologic, Inc.†	24,500	$505,925
Total Common Stock (cost $98,581,555)		134,716,050
CONVERTIBLE PREFERRED SECURITIES — 0.1%
E-Commerce/Services — 0.0%
Coupons.com, Inc.†(1)(2)(6)	12,730	45,573
Web Portals/ISP — 0.1%
Dropbox, Inc., Class A-1†(1)(2)(6)	5,146	50,302
Dropbox, Inc., Series A†(1)(2)(6)	1,047	11,138
		61,440
Total Convertible Preferred Securities (cost $125,972)		107,013
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Midcap Growth Index Fund (cost $2,954,931)	13,782	1,077,752
WARRANTS† — 0.0%
Specified Purpose Acquisitions — 0.0%
Platform Acquisition Holdings, Ltd. Expires 07/31/2020 (strike price $11.50)(2) (cost $314)	31,400	5,495
Total Long-Term Investment Securities (cost $101,662,772)		135,906,310
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.1%
T. Rowe Price Reserve Investment Fund	190,055	190,055
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.01% due 12/12/2013(3)	$60,000	59,999
Total Short-Term Investment Securities (cost $250,053)		250,054
REPURCHASE AGREEMENTS — 2.3%
Bank of America Securities LLC Joint Repurchase Agreement(4)	635,000	635,000
Barclays Capital PLC Joint Repurchase Agreement(4)	370,000	370,000
BNP Paribas SA Joint Repurchase Agreement(4)	370,000	370,000
Deutsche Bank AG Joint Repurchase Agreement(4)	245,000	245,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	859,000	859,000
UBS Securities LLC Joint Repurchase Agreement(4)	720,000	720,000
Total Repurchase Agreements (cost $3,199,000)		3,199,000
TOTAL INVESTMENTS (cost $105,111,825)(5)	100.1%	139,355,364
Liabilities in excess of other assets	(0.1)	(152,032)
NET ASSETS	100.0%	$139,203,332

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2013, the aggregate value of these securities was $121,706 representing 0.1% of net assets.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

(6)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30,

2013, the Mid Cap Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Coupons.com, Inc. Convertible Preferred 06/01/2011 6,365 $69,930 Securities	08/18/2011	6,365	—
		12,730	69,930	$45,573	$3.58	0.03%
Dropbox, Inc. Common Stock	05/01/2012	844	7,637	9,198	10.90	0.01%
Dropbox, Inc. Series A Convertible Preferred Securities	05/01/2012	1,047	9,474	11,138	10.64	0.01%
Dropbox, Inc. Class A-1 Convertible Preferred Securities	05/01/2012	5,146	46,567	50,302	9.77	0.04%
				$116,211		0.09%

(7)  Security was valued using fair value procedures at September 30, 2013. The aggregate value of these securities was $838,940 representing 0.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

ADR — American Depository Receipt
Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
7	Long	S&P Midcap 400 E-Mini Index	December 2013	$878,337	$868,420	$(9,917)

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Quoted Prices	Level 1 - Unadjusted Observable Inputs	Level 2 - Other Unobservable Inputs	Level 3 - Significant Total
Assets:
Long-Term Investment Securities:
Common Stock
Consumer Products-Misc.	$868,419	$528,441	$—	$1,396,860
Internet Content-Entertainment	667,513	—	9,863	677,376
Medical-Drugs	2,180,639	310,499	—	2,491,138
Web Portals/ISP	695,316	—	9,198	704,514
Other Industries*	129,446,162	—	—	129,446,162
Convertible Preferred Stock	—	—	107,013	107,013
Exchange-Traded Funds	1,077,752	—	—	1,077,752
Warrants	5,495	—	—	5,495
Short-Term Investment Securities:
Registered Investment Companies	190,055	—	—	190,055
U.S. Government Treasuries	—	59,999	—	59,999
Repurchase Agreements	—	3,199,000	—	3,199,000
Total	$135,131,351	$4,097,939	$126,074	$139,355,364
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$9,917	$—	$—	$9,917

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	8.3%
Electric-Integrated	5.9
Oil Companies-Exploration & Production	4.7
Insurance-Multi-line	3.9
Banks-Commercial	3.7
Diversified Manufacturing Operations	3.0
Banks-Super Regional	2.4
Medical-HMO	2.2
Insurance-Life/Health	2.1
Gas-Distribution	2.0
Electronic Components-Semiconductors	1.9
Investment Management/Advisor Services	1.6
Steel-Producers	1.4
Index Fund	1.4
Medical-Generic Drugs	1.4
Insurance-Reinsurance	1.3
Semiconductor Equipment	1.2
Finance-Investment Banker/Broker	1.2
Medical-Hospitals	1.1
Medical-Wholesale Drug Distribution	1.1
Hotels/Motels	1.1
Insurance-Property/Casualty	1.1
Distribution/Wholesale	1.1
Semiconductor Components-Integrated Circuits	1.0
Data Processing/Management	1.0
Chemicals-Diversified	1.0
Engineering/R&D Services	0.9
Building-Residential/Commercial	0.9
Insurance Brokers	0.9
Computers-Memory Devices	0.8
E-Commerce/Services	0.8
Medical Products	0.8
Oil & Gas Drilling	0.8
Computers-Integrated Systems	0.8
Auto/Truck Parts & Equipment-Original	0.8
Real Estate Management/Services	0.7
Electronic Measurement Instruments	0.7
Retail-Regional Department Stores	0.7
Networking Products	0.7
Retail-Apparel/Shoe	0.7
Oil Refining & Marketing	0.7
Beverages-Wine/Spirits	0.6
Auto-Heavy Duty Trucks	0.6
Tools-Hand Held	0.6
Telecommunication Equipment	0.6
Consumer Products-Misc.	0.6
Containers-Paper/Plastic	0.6
Chemicals-Specialty	0.6
Agricultural Operations	0.6
Food-Misc./Diversified	0.6
Television	0.6
Finance-Other Services	0.6
Paper & Related Products	0.6
Finance-Consumer Loans	0.6
Advertising Agencies	0.5
Electronic Security Devices	0.5
Applications Software	0.5
Electronic Components-Misc.	0.5
Independent Power Producers	0.5
Oil-Field Services	0.5
Instruments-Scientific	0.5%
Appliances	0.5
Casino Hotels	0.5
Investment Companies	0.5
Medical Labs & Testing Services	0.5
Metal Processors & Fabrication	0.5
Repurchase Agreement	0.4
Non-Hazardous Waste Disposal	0.4
Aerospace/Defense-Equipment	0.4
Oil Field Machinery & Equipment	0.4
Machinery-General Industrial	0.4
Machinery-Construction & Mining	0.4
Transport-Marine	0.4
Aerospace/Defense	0.4
Rental Auto/Equipment	0.3
Computer Services	0.3
Transport-Services	0.3
Food-Meat Products	0.3
Disposable Medical Products	0.3
X-Ray Equipment	0.3
Agricultural Chemicals	0.3
Internet Security	0.3
Savings & Loans/Thrifts	0.3
Medical Instruments	0.3
Steel-Specialty	0.3
Water	0.3
Airlines	0.3
Machinery-Pumps	0.3
Cosmetics & Toiletries	0.3
Registered Investment Companies	0.3
Food-Retail	0.2
Building & Construction Products-Misc.	0.2
Beverages-Non-alcoholic	0.2
Computer Software	0.2
Gold Mining	0.2
Electric-Transmission	0.2
Retail-Misc./Diversified	0.2
Office Automation & Equipment	0.2
Broadcast Services/Program	0.2
Consulting Services	0.2
Motorcycle/Motor Scooter	0.2
Dialysis Centers	0.2
Electronic Forms	0.2
Banks-Fiduciary	0.2
Coal	0.2
Diagnostic Equipment	0.2
Medical-Drugs	0.2
Retail-Home Furnishings	0.2
Oil Companies-Integrated	0.1
Commercial Services-Finance	0.1
Food-Confectionery	0.1
Enterprise Software/Service	0.1
Retail-Office Supplies	0.1
Commercial Services	0.1
Entertainment Software	0.1
Security Services	0.1
Publishing-Newspapers	0.1
Telecom Services	0.1
Metal-Aluminum	0.1
Real Estate Operations & Development	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited) (continued)

Industry Allocation*
Electronics-Military	0.1%
Electric-Generation	0.1
Textile-Home Furnishings	0.1
Electronic Parts Distribution	0.1
Retail-Consumer Electronics	0.1
Diagnostic Kits	0.1
Machinery-Farming	0.1
Telephone-Integrated	0.1
Brewery	0.1
Diversified Operations	0.1
Publishing-Periodicals	0.1
Building Products-Cement	0.1
Physicians Practice Management	0.1
Cruise Lines	0.1
Transport-Truck	0.1
Retail-Computer Equipment	0.1
Pharmacy Services	0.1
Electronic Design Automation	0.1
Batteries/Battery Systems	0.1
Human Resources	0.1
Electric Products-Misc.	0.1
Retail-Jewelry	0.1
Cellular Telecom	0.1
Dental Supplies & Equipment	0.1
Financial Guarantee Insurance	0.1
Audio/Video Products	0.1
Retail-Restaurants	0.1
Containers-Metal/Glass	0.1
Private Equity	0.1
Retail-Major Department Stores	0.1
Schools	0.1
99.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.4%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	95,519	$1,641,016
Aerospace/Defense — 0.4%
Esterline Technologies Corp.†	11,728	936,950
Rockwell Collins, Inc.	565	38,341
Spirit Aerosystems Holdings, Inc., Class A†	3,969	96,208
		1,071,499
Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems, Inc.	1,229	119,901
B/E Aerospace, Inc.†	241	17,791
Exelis, Inc.	7,187	112,908
Triumph Group, Inc.	14,497	1,017,979
		1,268,579
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	4,665	983,522
Agricultural Operations — 0.6%
Bunge, Ltd.	23,419	1,777,736
Airlines — 0.3%
Alaska Air Group, Inc.	207	12,962
Delta Air Lines, Inc.	17,732	418,298
Southwest Airlines Co.	24,557	357,550
		788,810
Appliances — 0.5%
Whirlpool Corp.	9,809	1,436,430
Applications Software — 0.5%
Citrix Systems, Inc.†	7,549	533,035
Compuware Corp.	8,153	91,314
Nuance Communications, Inc.†	9,986	186,688
PTC, Inc.†	27,003	767,695
		1,578,732
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.	1,816	51,229
Audio/Video Products — 0.1%
Harman International Industries, Inc.	2,596	171,933
Auto-Heavy Duty Trucks — 0.6%
Navistar International Corp.†	1,852	67,561
Oshkosh Corp.†	24,561	1,202,998
PACCAR, Inc.	11,769	655,062
		1,925,621
Auto/Truck Parts & Equipment-Original — 0.8%
Allison Transmission Holdings, Inc.	1,128	28,256
Delphi Automotive PLC	19,049	1,112,843
Lear Corp.	3,133	224,229
TRW Automotive Holdings Corp.†	12,912	920,755
		2,286,083
Banks-Commercial — 3.7%
Associated Banc-Corp.	6,407	99,244
Bank of Hawaii Corp.	1,713	93,273
BankUnited, Inc.	2,459	76,696
BOK Financial Corp.	1,011	64,047
CapitalSource, Inc.	7,489	88,969
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
CIT Group, Inc.†	59,748	$2,913,910
City National Corp.	1,784	118,922
Commerce Bancshares, Inc.	2,939	128,758
Cullen/Frost Bankers, Inc.	1,988	140,253
East West Bancorp, Inc.	5,202	166,204
First Citizens BancShares, Inc., Class A	289	59,418
First Horizon National Corp.	9,215	101,273
First Republic Bank	19,629	915,300
Fulton Financial Corp.	7,455	87,074
M&T Bank Corp.	31,210	3,493,023
Popular, Inc.†	3,944	103,451
Regions Financial Corp.	53,992	499,966
Signature Bank†	7,881	721,269
SVB Financial Group†	1,722	148,729
Synovus Financial Corp.	30,306	100,010
TCF Financial Corp.	6,260	89,393
Valley National Bancorp.	7,611	75,730
Zions Bancorporation	31,728	869,982
		11,154,894
Banks-Fiduciary — 0.2%
Northern Trust Corp.	9,139	497,070
Banks-Super Regional — 2.4%
Comerica, Inc.	38,930	1,530,338
Fifth Third Bancorp	92,912	1,676,132
Huntington Bancshares, Inc.	157,360	1,299,794
KeyCorp	35,164	400,870
SunTrust Banks, Inc.	73,935	2,396,973
		7,304,107
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,378	216,755
Beverages-Non-alcoholic — 0.2%
Monster Beverage Corp.†	13,070	682,908
Beverages-Wine/Spirits — 0.6%
Beam, Inc.	15,346	992,119
Constellation Brands, Inc., Class A†	16,275	934,185
		1,926,304
Brewery — 0.1%
Molson Coors Brewing Co., Class B	5,337	267,544
Broadcast Services/Program — 0.2%
Scripps Networks Interactive, Inc., Class A	6,856	535,522
Starz, Class A†	506	14,234
		549,756
Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc.	763	31,764
Owens Corning†	17,299	657,016
		688,780
Building Products-Cement — 0.1%
Vulcan Materials Co.	4,964	257,185
Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	10,773	209,319
Lennar Corp., Class A	37,749	1,336,315
NVR, Inc.†	32	29,414

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building-Residential/Commercial (continued)
Taylor Morrison Home Corp., Class A†	146	$3,307
Toll Brothers, Inc.†	34,858	1,130,445
		2,708,800
Casino Hotels — 0.5%
MGM Resorts International†	70,136	1,433,580
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	6,581	170,909
U.S. Cellular Corp.	489	22,264
		193,173
Chemicals-Diversified — 1.0%
Axiall Corp.	21,700	820,043
Celanese Corp., Series A	24,280	1,281,741
Chemtura Corp.†	25,900	595,441
Huntsman Corp.	7,381	152,123
Rockwood Holdings, Inc.	813	54,390
Westlake Chemical Corp.	108	11,303
		2,915,041
Chemicals-Specialty — 0.6%
Albemarle Corp.	2,081	130,978
Ashland, Inc.	9,899	915,459
Cabot Corp.	2,438	104,127
Cytec Industries, Inc.	1,602	130,339
International Flavors & Fragrances, Inc.	5,900	485,570
Sigma-Aldrich Corp.	257	21,922
W.R. Grace & Co.†	374	32,688
		1,821,083
Coal — 0.2%
CONSOL Energy, Inc.	8,734	293,899
Peabody Energy Corp.	10,300	177,675
		471,574
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	796	12,330
RPM International, Inc.	324	11,729
		24,059
Commercial Services — 0.1%
Cintas Corp.	2,830	144,896
Iron Mountain, Inc.	651	17,590
Quanta Services, Inc.†	6,308	173,533
Weight Watchers International, Inc.	468	17,489
		353,508
Commercial Services-Finance — 0.1%
Lender Processing Services, Inc.	522	17,367
McGraw Hill Financial, Inc.	5,529	362,647
SEI Investments Co.	297	9,180
Total System Services, Inc.	1,398	41,129
		430,323
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,766	72,706
Security Description	Shares	Value (Note 2)
Computer Services — 0.3%
Computer Sciences Corp.	19,761	$1,022,434
DST Systems, Inc.	234	17,646
		1,040,080
Computer Software — 0.2%
Akamai Technologies, Inc.†	12,677	655,401
Computers-Integrated Systems — 0.8%
Brocade Communications Systems, Inc.†	16,953	136,472
Diebold, Inc.	2,432	71,403
MICROS Systems, Inc.†	2,557	127,697
NCR Corp.†	37,000	1,465,570
Riverbed Technology, Inc.†	343	5,004
Teradata Corp.†	9,470	525,017
		2,331,163
Computers-Memory Devices — 0.8%
NetApp, Inc.	40,760	1,737,191
SanDisk Corp.	5,076	302,073
Western Digital Corp.	8,070	511,638
		2,550,902
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	2,407	79,431
Stratasys, Ltd.†	543	54,984
		134,415
Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	68	1,314
CoreLogic, Inc.†	3,648	98,678
Leidos Holdings, Inc.	2,791	127,046
Science Applications International Corp.†	1,595	53,827
Towers Watson & Co., Class A	2,490	266,330
		547,195
Consumer Products-Misc. — 0.6%
Clorox Co.	825	67,419
Jarden Corp.†	11,800	571,120
Tupperware Brands Corp.	14,000	1,209,180
		1,847,719
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	808	34,162
Greif, Inc., Class A	965	47,314
Owens-Illinois, Inc.†	2,589	77,722
		159,198
Containers-Paper/Plastic — 0.6%
Bemis Co., Inc.	2,205	86,017
Packaging Corp. of America	13,597	776,253
Rock Tenn Co., Class A	6,370	645,090
Sealed Air Corp.	6,389	173,717
Sonoco Products Co.	3,867	150,581
		1,831,658
Cosmetics & Toiletries — 0.3%
Avon Products, Inc.	37,300	768,380

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	65	$2,005
Royal Caribbean Cruises, Ltd.	6,240	238,867
		240,872
Data Processing/Management — 1.0%
Dun & Bradstreet Corp.	113	11,735
Fidelity National Information Services, Inc.	65,210	3,028,352
Paychex, Inc.	1,243	50,516
		3,090,603
Decision Support Software — 0.0%
MSCI, Inc.†	2,679	107,857
Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	3,946	171,296
Patterson Cos., Inc.	351	14,110
		185,406
Diagnostic Equipment — 0.2%
Life Technologies Corp.†	6,294	470,980
Diagnostic Kits — 0.1%
Alere, Inc.†	3,105	94,920
QIAGEN NV†	8,940	191,316
		286,236
Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	8,900	506,410
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	8,668	998,554
Distribution/Wholesale — 1.1%
Arrow Electronics, Inc.†	27,098	1,315,066
Genuine Parts Co.	326	26,370
HD Supply Holdings, Inc.†	21,800	478,946
Ingram Micro, Inc., Class A†	5,819	134,128
WESCO International, Inc.†	16,085	1,230,985
		3,185,495
Diversified Manufacturing Operations — 3.0%
A.O. Smith Corp.	1,690	76,388
Carlisle Cos., Inc.	17,854	1,254,957
Crane Co.	143	8,819
Dover Corp.	16,712	1,501,239
Harsco Corp.	2,869	71,438
Ingersoll-Rand PLC	3,288	213,523
Leggett & Platt, Inc.	5,459	164,589
Parker Hannifin Corp.	17,879	1,943,805
Pentair, Ltd.	31,804	2,065,352
SPX Corp.	1,788	151,336
Textron, Inc.	46,749	1,290,740
Trinity Industries, Inc.	3,026	137,229
		8,879,415
Diversified Operations — 0.1%
Leucadia National Corp.	9,775	266,271
Security Description	Shares	Value (Note 2)
E-Commerce/Services — 0.8%
Expedia, Inc.	9,709	$502,829
Liberty Interactive Corp., Class A†	84,701	1,987,933
		2,490,762
Electric Products-Misc. — 0.1%
Molex, Inc.	5,312	204,618
Electric-Generation — 0.1%
AES Corp.	23,717	315,199
Electric-Integrated — 5.9%
Alliant Energy Corp.	4,237	209,943
Ameren Corp.	9,269	322,932
CMS Energy Corp.	52,193	1,373,720
Consolidated Edison, Inc.	11,189	616,961
DTE Energy Co.	6,645	438,437
Edison International	41,385	1,906,193
Entergy Corp.	6,807	430,134
FirstEnergy Corp.	15,976	582,325
Great Plains Energy, Inc.	5,873	130,381
Hawaiian Electric Industries, Inc.	3,764	94,476
Integrys Energy Group, Inc.	3,023	168,956
MDU Resources Group, Inc.	7,213	201,748
National Fuel Gas Co.	2,811	193,284
Northeast Utilities	12,019	495,784
NV Energy, Inc.	49,494	1,168,553
OGE Energy Corp.	28,176	1,016,872
Pepco Holdings, Inc.	9,496	175,296
Pinnacle West Capital Corp.	4,200	229,908
PPL Corp.	98,598	2,995,407
Public Service Enterprise Group, Inc.	19,328	636,471
SCANA Corp.	21,124	972,549
TECO Energy, Inc.	8,312	137,481
Westar Energy, Inc.	4,847	148,561
Wisconsin Energy Corp.	33,337	1,346,148
Xcel Energy, Inc.	68,718	1,897,304
		17,889,824
Electric-Transmission — 0.2%
ITC Holdings Corp.	6,400	600,704
Electronic Components-Misc. — 0.5%
AVX Corp.	1,806	23,713
Garmin, Ltd.	4,684	211,670
Gentex Corp.	2,331	59,650
Jabil Circuit, Inc.	7,741	167,825
TE Connectivity, Ltd.	18,700	968,286
Vishay Intertechnology, Inc.†	5,022	64,733
		1,495,877
Electronic Components-Semiconductors — 1.9%
Altera Corp.	50,642	1,881,857
Avago Technologies, Ltd.	790	34,065
Fairchild Semiconductor International, Inc.†	4,860	67,505
First Solar, Inc.†	2,328	93,609
Freescale Semiconductor, Ltd.†	1,188	19,780
LSI Corp.	18,558	145,124
Micron Technology, Inc.†	39,350	687,444
NVIDIA Corp.	124,641	1,939,414

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
ON Semiconductor Corp.†	861	$6,285
Rovi Corp.†	3,489	66,884
Silicon Laboratories, Inc.†	216	9,225
Skyworks Solutions, Inc.†	1,234	30,653
Xilinx, Inc.	12,700	595,122
		5,576,967
Electronic Design Automation — 0.1%
Synopsys, Inc.†	5,874	221,450
Electronic Forms — 0.2%
Adobe Systems, Inc.†	9,700	503,818
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	42,525	2,179,406
FLIR Systems, Inc.	1,642	51,559
		2,230,965
Electronic Parts Distribution — 0.1%
Avnet, Inc.	5,235	218,352
Tech Data Corp.†	1,442	71,970
		290,322
Electronic Security Devices — 0.5%
Tyco International, Ltd.	46,078	1,611,808
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,438	324,891
Engineering/R&D Services — 0.9%
AECOM Technology Corp.†	3,560	111,321
Fluor Corp.	2,495	177,045
Jacobs Engineering Group, Inc.†	21,097	1,227,424
KBR, Inc.	5,646	184,286
McDermott International, Inc.†	9,033	67,115
URS Corp.	19,999	1,074,946
		2,842,137
Enterprise Software/Service — 0.1%
CA, Inc.	12,527	371,676
Entertainment Software — 0.1%
Activision Blizzard, Inc.	16,341	272,405
Electronic Arts, Inc.†	2,682	68,525
		340,930
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	437	16,663
Finance-Consumer Loans — 0.6%
SLM Corp.	66,284	1,650,472
Finance-Investment Banker/Broker — 1.2%
E*TRADE Financial Corp.†	10,957	180,790
Interactive Brokers Group, Inc., Class A	1,788	33,561
LPL Financial Holdings, Inc.	465	17,814
Raymond James Financial, Inc.	56,443	2,351,980
TD Ameritrade Holding Corp.	35,896	939,757
		3,523,902
Finance-Leasing Companies — 0.0%
Air Lease Corp.	2,678	74,073
Security Description	Shares	Value (Note 2)
Finance-Other Services — 0.6%
NASDAQ OMX Group, Inc.	39,410	$1,264,667
NYSE Euronext	9,283	389,700
		1,654,367
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	6,440	120,750
MBIA, Inc.†	5,413	55,375
		176,125
Food-Confectionery — 0.1%
J.M. Smucker Co.	3,561	374,047
Food-Dairy Products — 0.0%
Dean Foods Co.†	3,563	68,756
Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	35,973	1,017,316
Food-Misc./Diversified — 0.6%
Campbell Soup Co.	2,285	93,022
ConAgra Foods, Inc.	1,194	36,226
Ingredion, Inc.	15,954	1,055,676
Pinnacle Foods, Inc.	21,842	578,158
		1,763,082
Food-Retail — 0.2%
Safeway, Inc.	23,248	743,704
Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	738	48,649
Funeral Services & Related Items — 0.0%
Service Corp. International	1,771	32,976
Gas-Distribution — 2.0%
AGL Resources, Inc.	4,515	207,826
Atmos Energy Corp.	3,459	147,319
CenterPoint Energy, Inc.	16,370	392,389
NiSource, Inc.	42,477	1,312,115
Questar Corp.	5,825	131,004
Sempra Energy	41,467	3,549,575
UGI Corp.	4,349	170,176
Vectren Corp.	3,143	104,819
		6,015,223
Gold Mining — 0.2%
Newmont Mining Corp.	18,807	528,477
Royal Gold, Inc.	1,830	89,048
		617,525
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	4,640	127,600
Hotels/Motels — 1.1%
Choice Hotels International, Inc.	1,002	43,276
Hyatt Hotels Corp., Class A†	15,009	644,787
Marriott International, Inc., Class A	1,041	43,784
Orient-Express Hotels, Ltd., Class A†	70,100	909,898
Starwood Hotels & Resorts Worldwide, Inc.	24,275	1,613,074
		3,254,819
Human Resources — 0.1%
Manpowergroup, Inc.	2,946	214,292

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Independent Power Producers — 0.5%
Calpine Corp.†	58,018	$1,127,290
NRG Energy, Inc.	12,319	336,678
		1,463,968
Instruments-Scientific — 0.5%
PerkinElmer, Inc.	38,176	1,441,144
Insurance Brokers — 0.9%
Aon PLC	2,704	201,286
Brown & Brown, Inc.	19,541	627,266
Marsh & McLennan Cos., Inc.	19,900	866,645
Willis Group Holdings PLC	23,005	996,807
		2,692,004
Insurance-Life/Health — 2.1%
Lincoln National Corp.	74,866	3,143,623
Principal Financial Group, Inc.	52,232	2,236,574
Protective Life Corp.	2,997	127,522
StanCorp Financial Group, Inc.	1,691	93,039
Torchmark Corp.	3,533	255,613
Unum Group	10,197	310,397
		6,166,768
Insurance-Multi-line — 3.9%
ACE, Ltd.	10,600	991,736
Allstate Corp.	19,900	1,005,945
American Financial Group, Inc.	2,565	138,664
American National Insurance Co.	278	27,255
Assurant, Inc.	2,941	159,108
Cincinnati Financial Corp.	6,243	294,420
CNA Financial Corp.	1,008	38,485
Genworth Financial, Inc., Class A†	96,021	1,228,109
Hartford Financial Services Group, Inc.	115,439	3,592,462
ING US, Inc.	39,635	1,157,738
Kemper Corp.	1,818	61,085
Old Republic International Corp.	9,916	152,706
XL Group PLC	91,742	2,827,489
		11,675,202
Insurance-Property/Casualty — 1.1%
Alleghany Corp.†	641	262,585
Arch Capital Group, Ltd.†	4,763	257,821
Fidelity National Financial, Inc., Class A	8,695	231,287
Hanover Insurance Group, Inc.	1,200	66,384
HCC Insurance Holdings, Inc.	3,835	168,050
Markel Corp.†	1,662	860,534
Mercury General Corp.	1,025	49,518
ProAssurance Corp.	2,361	106,387
Progressive Corp.	4,516	122,971
White Mountains Insurance Group, Ltd.	236	133,958
WR Berkley Corp.	21,705	930,276
		3,189,771
Insurance-Reinsurance — 1.3%
Allied World Assurance Co. Holdings AG	884	87,861
Aspen Insurance Holdings, Ltd.	2,532	91,886
Security Description	Shares	Value (Note 2)
Insurance-Reinsurance (continued)
Axis Capital Holdings, Ltd.	3,393	$146,951
Endurance Specialty Holdings, Ltd.	1,085	58,286
Everest Re Group, Ltd.	20,048	2,915,180
PartnerRe, Ltd.	2,203	201,663
Reinsurance Group of America, Inc.	2,769	185,495
RenaissanceRe Holdings, Ltd.	1,700	153,901
Validus Holdings, Ltd.	3,644	134,755
		3,975,978
Internet Application Software — 0.0%
Zynga, Inc., Class A†	22,282	81,998
Internet Security — 0.3%
Symantec Corp.	37,238	921,640
Investment Companies — 0.5%
Ares Capital Corp.	78,739	1,361,397
Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.†	5,200	949,728
Ameriprise Financial, Inc.	5,243	477,532
Artisan Partners Asset Management, Inc.	283	14,818
Federated Investors, Inc., Class B	932	25,313
Invesco, Ltd.	99,374	3,170,031
Legg Mason, Inc.	4,246	141,986
		4,779,408
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	3,008	137,165
Machinery-Construction & Mining — 0.4%
Joy Global, Inc.	4,059	207,171
Terex Corp.†	26,939	905,151
		1,112,322
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	1,719	116,772
Machinery-Farming — 0.1%
AGCO Corp.	3,717	224,581
CNH Industrial NV†	4,456	55,698
		280,279
Machinery-General Industrial — 0.4%
Babcock & Wilcox Co.	1,329	44,814
IDEX Corp.	15,514	1,012,289
Zebra Technologies Corp., Class A†	1,772	80,679
		1,137,782
Machinery-Pumps — 0.3%
Flowserve Corp.	9,362	584,095
Xylem, Inc.	6,646	185,623
		769,718
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	6,793	101,012
Medical Instruments — 0.3%
Boston Scientific Corp.†	51,536	605,033
St Jude Medical, Inc.	3,940	211,341
Techne Corp.	753	60,285
		876,659

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	10,200	$1,011,228
Quest Diagnostics, Inc.	5,638	348,372
		1,359,600
Medical Products — 0.8%
CareFusion Corp.†	38,718	1,428,694
Cooper Cos., Inc.	478	61,992
Hill-Rom Holdings, Inc.	2,283	81,800
Hospira, Inc.†	6,322	247,949
Teleflex, Inc.	1,570	129,179
Zimmer Holdings, Inc.	6,071	498,672
		2,448,286
Medical-Biomedical/Gene — 0.0%
Bio-Rad Laboratories, Inc., Class A†	782	91,932
Charles River Laboratories International, Inc.†	1,028	47,555
		139,487
Medical-Drugs — 0.2%
Forest Laboratories, Inc.†	10,187	435,902
Quintiles Transnational Holdings, Inc.†	573	25,716
		461,618
Medical-Generic Drugs — 1.4%
Actavis PLC†	10,800	1,555,200
Mylan, Inc.†	66,095	2,522,846
		4,078,046
Medical-HMO — 2.2%
Aetna, Inc.	16,061	1,028,225
Cigna Corp.	29,767	2,287,892
Health Net, Inc.†	3,031	96,083
Humana, Inc.	33,973	3,170,700
		6,582,900
Medical-Hospitals — 1.1%
Community Health Systems, Inc.	28,520	1,183,580
HCA Holdings, Inc.	9,476	405,099
LifePoint Hospitals, Inc.†	1,810	84,400
Tenet Healthcare Corp.†	21,195	873,022
Universal Health Services, Inc., Class B	10,933	819,866
		3,365,967
Medical-Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	63,169	3,294,263
Metal Processors & Fabrication — 0.5%
Timken Co.	22,343	1,349,517
Metal-Aluminum — 0.1%
Alcoa, Inc.	40,851	331,710
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	5,848	119,884
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	762	45,819
Security Description	Shares	Value (Note 2)
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,035	$35,718
DreamWorks Animation SKG, Inc., Class A†	2,819	80,229
		115,947
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	8,000	513,920
Networking Products — 0.7%
Anixter International, Inc.†	14,600	1,279,836
Polycom, Inc.†	82,989	906,240
		2,186,076
Non-Hazardous Waste Disposal — 0.4%
Covanta Holding Corp.	4,051	86,610
Republic Services, Inc.	10,329	344,576
Waste Connections, Inc.	18,897	858,113
		1,289,299
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	4,356	79,235
Xerox Corp.	46,906	482,663
		561,898
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,598	113,065
Oil & Gas Drilling — 0.8%
Atwood Oceanics, Inc.†	14,482	797,089
Diamond Offshore Drilling, Inc.	2,630	163,902
Helmerich & Payne, Inc.	3,624	249,875
Nabors Industries, Ltd.	11,255	180,755
Patterson-UTI Energy, Inc.	5,611	119,963
Rowan Cos. PLC, Class A†	23,944	879,224
		2,390,808
Oil Companies-Exploration & Production — 4.7%
Chesapeake Energy Corp.	101,013	2,614,216
Cimarex Energy Co.	26,090	2,515,076
Cobalt International Energy, Inc.†	873	21,703
Concho Resources, Inc.†	7,943	864,278
Denbury Resources, Inc.†	14,255	262,434
Energen Corp.	2,759	210,760
EQT Corp.	488	43,295
Gulfport Energy Corp.†	547	35,194
Laredo Petroleum Holdings, Inc.†	166	4,927
Newfield Exploration Co.†	5,174	141,612
Noble Energy, Inc.	27,660	1,853,497
Pioneer Natural Resources Co.	13,834	2,611,859
QEP Resources, Inc.	6,156	170,460
Range Resources Corp.	16,993	1,289,599
SandRidge Energy, Inc.†	18,883	110,654
Southwestern Energy Co.†	18,600	676,668
Ultra Petroleum Corp.†	5,842	120,170
Unit Corp.†	1,875	87,169
Whiting Petroleum Corp.†	4,141	247,839
WPX Energy, Inc.†	7,649	147,320
		14,028,730
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	7,295	440,034

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	20,967	$1,223,844
Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	7,759	326,732
Murphy USA, Inc.†	1,823	73,631
PBF Energy, Inc.	901	20,227
Tesoro Corp.	36,313	1,597,046
		2,017,636
Oil-Field Services — 0.5%
MRC Global, Inc.†	1,811	48,535
Oil States International, Inc.†	11,942	1,235,519
RPC, Inc.	474	7,333
Superior Energy Services, Inc.†	6,095	152,619
		1,444,006
Paper & Related Products — 0.6%
Domtar Corp.	1,261	100,149
International Paper Co.	28,869	1,293,331
MeadWestvaco Corp.	6,760	259,449
		1,652,929
Pharmacy Services — 0.1%
Omnicare, Inc.	4,008	222,444
Physicians Practice Management — 0.1%
Envision Healthcare Holdings, Inc.†	7,224	188,041
MEDNAX, Inc.†	675	67,770
		255,811
Pipelines — 0.0%
ONEOK, Inc.	472	25,167
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	624	65,358
Precious Metals — 0.0%
Tahoe Resources, Inc.†	2,832	50,749
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,175	50,165
Private Equity — 0.1%
American Capital, Ltd.†	11,578	159,198
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,738	82,885
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	8,744	234,252
Washington Post Co., Class B	167	102,095
		336,347
Publishing-Periodicals — 0.1%
Nielsen Holdings NV	7,142	260,326
Racetracks — 0.0%
Penn National Gaming, Inc.†	2,595	143,659
Real Estate Investment Trusts — 8.3%
Alexandria Real Estate Equities, Inc.	13,652	871,680
American Campus Communities, Inc.	4,002	136,668
American Capital Agency Corp.	15,145	341,823
Annaly Capital Management, Inc.	36,190	419,080
Apartment Investment & Management Co., Class A	2,514	70,241
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
AvalonBay Communities, Inc.	17,448	$2,217,466
BioMed Realty Trust, Inc.	47,617	885,200
Boston Properties, Inc.	5,246	560,797
Brandywine Realty Trust	45,981	606,030
BRE Properties, Inc.	2,944	149,437
Camden Property Trust	26,120	1,604,813
CBL & Associates Properties, Inc.	4,193	80,086
Chimera Investment Corp.	39,255	119,335
CommonWealth REIT	4,519	99,011
Corporate Office Properties Trust	3,276	75,676
Corrections Corp. of America	1,615	55,798
DDR Corp.	90,613	1,423,530
Digital Realty Trust, Inc.	16,333	867,282
Douglas Emmett, Inc.	5,446	127,818
Duke Realty Corp.	12,288	189,727
Equity Lifestyle Properties, Inc.	882	30,138
Essex Property Trust, Inc.	1,452	214,460
Extra Space Storage, Inc.	3,900	178,425
Federal Realty Investment Trust	855	86,740
General Growth Properties, Inc.	22,712	438,115
Hatteras Financial Corp.	3,775	70,630
HCP, Inc.	17,362	710,974
Health Care REIT, Inc.	10,870	678,071
Healthcare Trust of America, Inc., Class A	4,256	44,773
Home Properties, Inc.	1,996	115,269
Hospitality Properties Trust	5,338	151,065
Host Hotels & Resorts, Inc.	28,449	502,694
Kilroy Realty Corp.	2,883	144,006
Kimco Realty Corp.	15,615	315,111
Liberty Property Trust	32,096	1,142,618
Macerich Co.	14,753	832,659
Mack-Cali Realty Corp.	3,359	73,696
MFA Financial, Inc.	84,180	627,141
Mid-America Apartment Communities, Inc.	1,632	102,000
National Retail Properties, Inc.	4,522	143,890
Piedmont Office Realty Trust, Inc.	6,405	111,191
Post Properties, Inc.	2,085	93,867
Prologis, Inc.	19,032	715,984
Realty Income Corp.	7,496	297,966
Regency Centers Corp.	2,033	98,296
Retail Properties of America, Inc., Class A	5,116	70,345
Senior Housing Properties Trust	6,660	155,444
SL Green Realty Corp.	3,499	310,851
Starwood Property Trust, Inc.	43,630	1,045,811
Tanger Factory Outlet Centers	22,015	718,790
Taubman Centers, Inc.	10,706	720,621
Two Harbors Investment Corp.	80,221	778,946
UDR, Inc.	9,579	227,022
Ventas, Inc.	14,248	876,252
Vornado Realty Trust	14,056	1,181,547
Weingarten Realty Investors	4,653	136,473
		25,043,379

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Management/Services — 0.7%
Jones Lang LaSalle, Inc.	18,284	$1,596,193
Realogy Holdings Corp.†	11,796	507,464
WP Carey, Inc.	2,193	141,887
		2,245,544
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	6,032	114,246
Howard Hughes Corp.†	1,509	169,566
St. Joe Co.†	2,379	46,676
		330,488
Rental Auto/Equipment — 0.3%
Aaron's, Inc.	2,459	68,114
Hertz Global Holdings, Inc.†	44,000	975,040
		1,043,154
Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	2,641	93,412
American Eagle Outfitters, Inc.	2,620	36,654
Ascena Retail Group, Inc.†	4,174	83,188
Chico's FAS, Inc.	50,397	839,614
DSW, Inc., Class A	121	10,324
Foot Locker, Inc.	5,058	171,668
Guess?, Inc.	2,267	67,670
PVH Corp.	6,772	803,769
		2,106,299
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	4,540	225,411
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	7,647	286,763
Retail-Discount — 0.0%
Big Lots, Inc.†	1,635	60,642
Retail-Home Furnishings — 0.2%
Pier 1 Imports, Inc.	23,600	460,672
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	2,821	202,125
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.†	6,532	57,612
Sears Holdings Corp.†	1,655	98,704
		156,316
Retail-Misc./Diversified — 0.2%
CST Brands, Inc.	20,104	599,099
Retail-Office Supplies — 0.1%
Staples, Inc.	25,362	371,553
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	2,250	83,948
Retail-Regional Department Stores — 0.7%
Dillard's, Inc., Class A	337	26,387
Kohl's Corp.	8,481	438,892
Macy's, Inc.	40,448	1,750,185
		2,215,464
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,721	79,665
Security Description	Shares	Value (Note 2)
Retail-Restaurants (continued)
Wendy's Co.	10,815	$91,711
		171,376
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,549	68,063
Intelsat SA†	803	19,272
		87,335
Savings & Loans/Thrifts — 0.3%
First Niagara Financial Group, Inc.	13,521	140,213
Hudson City Bancorp, Inc.	20,186	182,683
New York Community Bancorp, Inc.	16,841	254,468
People's United Financial, Inc.	12,634	181,677
TFS Financial Corp.†	3,010	36,030
Washington Federal, Inc.	3,980	82,306
		877,377
Schools — 0.1%
Apollo Group, Inc., Class A†	3,724	77,497
DeVry, Inc.	2,402	73,405
		150,902
Security Services — 0.1%
ADT Corp.	8,358	339,836
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	29,987	1,410,888
Marvell Technology Group, Ltd.	15,072	173,328
Maxim Integrated Products, Inc.	17,323	516,226
NXP Semiconductor NV†	26,800	997,228
		3,097,670
Semiconductor Equipment — 1.2%
Applied Materials, Inc.	61,952	1,086,638
KLA-Tencor Corp.	12,945	787,703
Lam Research Corp.†	30,767	1,574,963
Teradyne, Inc.†	7,283	120,315
		3,569,619
Steel-Producers — 1.4%
Carpenter Technology Corp.	14,393	836,377
Nucor Corp.	12,139	595,054
Reliance Steel & Aluminum Co.	34,187	2,504,882
Steel Dynamics, Inc.	8,419	140,681
United States Steel Corp.	5,512	113,492
		4,190,486
Steel-Specialty — 0.3%
Allegheny Technologies, Inc.	28,424	867,500
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	2,079	30,582
Telecom Services — 0.1%
Amdocs, Ltd.	6,149	225,299
Level 3 Communications, Inc.†	4,123	110,043
		335,342
Telecommunication Equipment — 0.6%
Harris Corp.	3,458	205,059
Juniper Networks, Inc.†	83,211	1,652,571
		1,857,630

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Telephone-Integrated — 0.1%
Frontier Communications Corp.	38,115	$158,940
Telephone & Data Systems, Inc.	3,600	106,380
Windstream Holdings, Inc.	1,245	9,960
		275,280
Television — 0.6%
Liberty Media Corp.†	11,655	1,715,033
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	2,317	301,789
Theaters — 0.0%
Regal Entertainment Group, Class A	2,447	46,444
Therapeutics — 0.0%
Warner Chilcott PLC, Class A	642	14,670
Tools-Hand Held — 0.6%
Snap-on, Inc.	1,975	196,512
Stanley Black & Decker, Inc.	19,019	1,722,551
		1,919,063
Toys — 0.0%
Hasbro, Inc.	653	30,782
Transactional Software — 0.0%
VeriFone Systems, Inc.†	4,150	94,869
Transport-Equipment & Leasing — 0.0%
AMERCO†	127	23,384
GATX Corp.	1,788	84,966
		108,350
Transport-Marine — 0.4%
Golar LNG, Ltd.	1,671	62,947
Kirby Corp.†	887	76,770
Teekay Corp.	1,449	61,945
Tidewater, Inc.	15,191	900,674
		1,102,336
Transport-Rail — 0.0%
Genesee & Wyoming, Inc., Class A†	929	86,369
Transport-Services — 0.3%
Ryder System, Inc.	17,183	1,025,825
Transport-Truck — 0.1%
Con-way, Inc.	5,365	231,178
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	3,382	92,870
Water — 0.3%
American Water Works Co., Inc.	19,188	792,081
Aqua America, Inc.	833	20,600
		812,681
Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 0.0%
AOL, Inc.†	$2,959	$102,322
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	499	29,631
X-Ray Equipment — 0.3%
Hologic, Inc.†	47,973	990,642
Total Common Stock (cost $245,846,353)		293,195,120
EXCHANGE-TRADED FUNDS — 1.4%
iShares Russell Midcap Value Index Fund (cost $4,101,567)	68,382	4,164,464
Total Long-Term Investment Securities (cost $249,947,920)		297,359,584
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
SSgA U.S. Government Money Market Fund	669,393	669,393
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.01% due 12/12/2013(1)	$60,000	59,999
Total Short-Term Investment Securities (cost $729,391)		729,392
REPURCHASE AGREEMENT — 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $1,323,000 and collateralized by $1,340,000 of United States Treasury Notes, bearing interest at 1.75% due 03/31/2014 and having an approximate value of $1,351,201 (cost $1,323,000)	1,323,000	1,323,000
TOTAL INVESTMENTS (cost $252,000,311)(2)	99.5%	299,411,976
Other assets less liabilities	0.5	1,638,732
NET ASSETS	100.0%	$301,050,708

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
7	Long	S&P Mid Cap 400 E-Mini Index	December 2013	$878,337	$868,420	$(9,917)

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Electric-Integrated	$17,889,824	$—	$—	$17,889,824
Real Estate Investment Trusts	25,043,379	—	—	25,043,379
Other Industries*	250,261,917	—	—	250,261,917
Exchange-Traded Funds	4,164,464	—	—	4,164,464
Short-Term Investment Securities:
Registered Investment Companies	669,393	—	—	669,393
U.S. Government Treasuries	—	59,999	—	59,999
Repurchase Agreement	—	1,323,000	—	1,323,000
Total	$298,028,977	$1,382,999	$—	$299,411,976
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$9,917	$—	$—	$9,917

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Banks-Commercial	9.1%
Real Estate Investment Trusts	7.2
Exchange-Traded Funds	3.1
Semiconductor Equipment	2.4
Electric-Integrated	2.2
Oil Companies-Exploration & Production	2.2
Oil-Field Services	2.0
Investment Management/Advisor Services	2.0
Retail-Apparel/Shoe	1.9
Metal Processors & Fabrication	1.6
Human Resources	1.5
Electronic Components-Semiconductors	1.5
Diversified Manufacturing Operations	1.5
Retail-Restaurants	1.4
Electronic Components-Misc.	1.4
Gas-Distribution	1.3
Computer Services	1.3
Transport-Truck	1.3
Semiconductor Components-Integrated Circuits	1.2
Repurchase Agreements	1.2
Wireless Equipment	1.1
Finance-Investment Banker/Broker	1.1
Telecommunication Equipment	1.1
Finance-Consumer Loans	1.0
Auto/Truck Parts & Equipment-Original	1.0
Chemicals-Specialty	1.0
Engineering/R&D Services	1.0
Transport-Marine	0.9
Medical-Biomedical/Gene	0.9
Distribution/Wholesale	0.9
Commercial Services	0.9
Time Deposits	0.9
Aerospace/Defense-Equipment	0.9
Medical Products	0.8
Medical Instruments	0.8
Insurance-Reinsurance	0.8
Circuit Boards	0.8
Paper & Related Products	0.7
Insurance-Property/Casualty	0.7
Enterprise Software/Service	0.7
Food-Misc./Diversified	0.7
Therapeutics	0.7
Machinery-General Industrial	0.7
Medical-Drugs	0.7
Building-Residential/Commercial	0.7
Airlines	0.6
Footwear & Related Apparel	0.6
Food-Retail	0.6
Medical-Outpatient/Home Medical	0.6
Building & Construction Products-Misc.	0.6
Printing-Commercial	0.6
Real Estate Management/Services	0.5
Shipbuilding	0.5
Retail-Drug Store	0.5
Savings & Loans/Thrifts	0.5
Retail-Convenience Store	0.5
Consumer Products-Misc.	0.5
Oil Field Machinery & Equipment	0.5
Data Processing/Management	0.5
Lasers-System/Components	0.4
Retail-Automobile	0.4
Schools	0.4
Wire & Cable Products	0.4
Office Supplies & Forms	0.4
Electronic Security Devices	0.4
Medical-Hospitals	0.4
Miscellaneous Manufacturing	0.4
Broadcast Services/Program	0.4
Finance-Other Services	0.4
Medical-HMO	0.4
Networking Products	0.4
Retail-Leisure Products	0.4
Insurance-Life/Health	0.4
Non-Ferrous Metals	0.3
Building-Heavy Construction	0.3
Commercial Services-Finance	0.3
Communications Software	0.3
Chemicals-Plastics	0.3
Retail-Regional Department Stores	0.3
Tobacco	0.3
Transport-Rail	0.3
Retail-Pet Food & Supplies	0.3
Power Converter/Supply Equipment	0.3
Tools-Hand Held	0.3
Coal	0.3
Aerospace/Defense	0.3
Office Furnishings-Original	0.2
Retail-Appliances	0.2
Building Products-Wood	0.2
Transport-Services	0.2
Computer Aided Design	0.2
Steel-Producers	0.2
Linen Supply & Related Items	0.2
Telecom Services	0.2
Consulting Services	0.2
Electronic Measurement Instruments	0.2
Medical Information Systems	0.2
Retail-Pawn Shops	0.2
Internet Content-Information/News	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Auction Houses/Art Dealers	0.2
Instruments-Scientific	0.2
Electric Products-Misc.	0.2
Oil Refining & Marketing	0.2
Leisure Products	0.2
Research & Development	0.2
Alternative Waste Technology	0.2
Internet Telephone	0.2
Internet Security	0.2
E-Marketing/Info	0.2
Building Products-Cement	0.2
Dental Supplies & Equipment	0.2
Internet Application Software	0.2
Lighting Products & Systems	0.2
Industrial Automated/Robotic	0.2
Home Furnishings	0.2
Containers-Paper/Plastic	0.2
Vitamins & Nutrition Products	0.2
Food-Canned	0.2
Garden Products	0.2

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited) (continued)

Industry Allocation*
Computer Graphics	0.2
Computer Software	0.2
Computers-Periphery Equipment	0.1
Retail-Building Products	0.1
Applications Software	0.1
Poultry	0.1
Investment Companies	0.1
Computers-Integrated Systems	0.1
Batteries/Battery Systems	0.1
Recreational Centers	0.1
Transactional Software	0.1
Identification Systems	0.1
Energy-Alternate Sources	0.1
Retail-Office Supplies	0.1
Finance-Leasing Companies	0.1
Building & Construction-Misc.	0.1
Apparel Manufacturers	0.1
Seismic Data Collection	0.1
Retail-Sporting Goods	0.1
Real Estate Operations & Development	0.1
E-Commerce/Services	0.1
Telecom Equipment-Fiber Optics	0.1
Drug Delivery Systems	0.1
Casino Services	0.1
Disposable Medical Products	0.1
Brewery	0.1
Travel Services	0.1
Publishing-Books	0.1
Direct Marketing	0.1
Machinery-Construction & Mining	0.1
Machinery-Farming	0.1
Rubber/Plastic Products	0.1
Diversified Operations/Commercial Services	0.1
Instruments-Controls	0.1
Insurance-Multi-line	0.1
Metal-Aluminum	0.1
Environmental Consulting & Engineering	0.1
Audio/Video Products	0.1
Entertainment Software	0.1
United States Treasury Notes	0.1
E-Commerce/Products	0.1
Machinery-Electrical	0.1
Medical-Nursing Homes	0.1
Physicians Practice Management	0.1
Gambling (Non-Hotel)	0.1
Veterinary Diagnostics	0.1
Building Products-Doors & Windows	0.1
Storage/Warehousing	0.1
Auto Repair Centers	0.1
Web Hosting/Design	0.1
Telephone-Integrated	0.1
Building Products-Air & Heating	0.1
Building-Maintenance & Services	0.1
Resorts/Theme Parks	0.1
Retail-Vitamins & Nutrition Supplements	0.1
Advertising Services	0.1
Medical-Generic Drugs	0.1
Platinum	0.1
Textile-Apparel	0.1
Casino Hotels	0.1
Decision Support Software	0.1
Agricultural Operations	0.1
Firearms & Ammunition	0.1
Food-Wholesale/Distribution	0.1
Transport-Air Freight	0.1
Chemicals-Diversified	0.1
Retail-Discount	0.1
Appliances	0.1
Water	0.1
Physical Therapy/Rehabilitation Centers	0.1
Medical Laser Systems	0.1
Internet Infrastructure Software	0.1
Housewares	0.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 94.9%
Advertising Services — 0.1%
Millennial Media, Inc.†	16,000	$113,120
Aerospace/Defense — 0.3%
Aerovironment, Inc.†	1,689	39,016
Cubic Corp.	1,785	95,819
National Presto Industries, Inc.	419	29,502
Teledyne Technologies, Inc.†	3,205	272,200
		436,537
Aerospace/Defense-Equipment — 0.9%
AAR Corp.	28,755	785,874
Curtiss-Wright Corp.	4,030	189,249
GenCorp, Inc.†	5,188	83,164
Kaman Corp.	2,317	87,721
Moog, Inc., Class A†	3,879	227,581
Orbital Sciences Corp.†	5,150	109,077
		1,482,666
Agricultural Operations — 0.1%
Andersons, Inc.	1,500	104,850
Airlines — 0.6%
Alaska Air Group, Inc.	5,200	325,624
Allegiant Travel Co.	1,276	134,439
Republic Airways Holdings, Inc.†	46,100	548,590
SkyWest, Inc.	4,454	64,672
		1,073,325
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	4,645	88,208
Darling International, Inc.†	10,118	214,097
		302,305
Apparel Manufacturers — 0.1%
Maidenform Brands, Inc.†	1,993	46,815
Oxford Industries, Inc.	1,236	84,023
Quiksilver, Inc.†	10,954	77,007
		207,845
Appliances — 0.1%
iRobot Corp.†	2,453	92,405
Applications Software — 0.1%
Ebix, Inc.	2,730	27,136
EPIQ Systems, Inc.	2,707	35,787
Progress Software Corp.†	4,632	119,876
Tangoe, Inc.†	2,860	68,240
		251,039
Auction House/Art Dealers — 0.2%
Sotheby's	6,450	316,889
Audio/Video Products — 0.1%
Daktronics, Inc.	3,240	36,256
DTS, Inc.†	1,562	32,802
Universal Electronics, Inc.†	1,308	47,127
VOXX International Corp.†	1,666	22,824
		139,009
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	2,552	118,642
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 1.0%
Dana Holding Corp.	49,480	$1,130,123
Spartan Motors, Inc.	2,922	17,737
Superior Industries International, Inc.	24,866	443,361
Titan International, Inc.	4,583	67,095
Tower International, Inc.†	5,800	115,942
		1,774,258
Auto/Truck Parts & Equipment-Replacement — 0.2%
Dorman Products, Inc.	2,604	129,028
Douglas Dynamics, Inc.	9,500	139,935
Standard Motor Products, Inc.	1,771	56,956
		325,919
Banks-Commercial — 9.1%
1st Source Corp.	2,300	61,916
Bancfirst Corp.	5,200	281,164
Bancorp, Inc.†	9,146	162,067
BancorpSouth, Inc.	10,900	217,346
Bank of the Ozarks, Inc.	2,670	128,133
BankUnited, Inc.	11,300	352,447
Banner Corp.	3,970	151,495
BBCN Bancorp, Inc.	10,480	144,205
Cardinal Financial Corp.	2,591	42,829
Cathay General Bancorp	4,200	98,154
Central Pacific Financial Corp.	14,200	251,340
Chemical Financial Corp.	1,600	44,672
Citizens & Northern Corp.	800	15,952
City Holding Co.	3,943	170,495
CoBiz Financial, Inc.	3,400	32,844
Columbia Banking System, Inc.	4,388	108,384
Community Bank System, Inc.	3,445	117,543
CVB Financial Corp.	26,900	363,688
First BanCorp Puerto Rico†	8,505	48,308
First Commonwealth Financial Corp.	38,656	293,399
First Financial Bancorp	7,940	120,450
First Financial Bankshares, Inc.	2,600	152,932
First Interstate Bancsystem, Inc.	2,300	55,545
First Merchants Corp.	1,200	20,796
First Midwest Bancorp, Inc.	6,426	97,097
First Republic Bank	13,660	636,966
FirstMerit Corp.	51,310	1,113,940
FNB Corp.	19,526	236,850
Glacier Bancorp, Inc.	6,300	155,673
Guaranty Bancorp	1,200	16,428
Hanmi Financial Corp.	2,706	44,838
Home BancShares, Inc.	3,997	121,389
Iberiabank Corp.	22,860	1,185,748
Independent Bank Corp.	1,933	69,008
MainSource Financial Group, Inc.	2,700	41,013
MB Financial, Inc.	4,692	132,502
MetroCorp Bancshares, Inc.	1,900	26,144
National Penn Bancshares, Inc.	9,975	100,249
NBT Bancorp, Inc.	3,731	85,738
OFG Bancorp	12,200	197,518
Old National Bancorp	8,636	122,631
OmniAmerican Bancorp, Inc.†	1,500	36,690
PacWest Bancorp	6,532	224,440

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Pinnacle Financial Partners, Inc.†	2,834	$84,482
PrivateBancorp, Inc.	5,585	119,519
S&T Bancorp, Inc.	2,546	61,664
Sierra Bancorp	1,000	15,730
Signature Bank†	12,160	1,112,883
Simmons First National Corp., Class A	4,490	139,594
Southwest Bancorp, Inc.†	11,400	168,834
StellarOne Corp.	1,200	27,000
Sterling Bancorp	2,491	34,201
Suffolk Bancorp†	6,402	113,443
Susquehanna Bancshares, Inc.	22,723	285,174
SVB Financial Group†	18,850	1,628,075
Taylor Capital Group, Inc.†	1,305	28,906
TCF Financial Corp.	11,000	157,080
Texas Capital Bancshares, Inc.†	3,498	160,803
Tompkins Financial Corp.	9,864	455,914
TrustCo Bank Corp.	8,076	48,133
UMB Financial Corp.	4,664	253,442
Umpqua Holdings Corp.	9,580	155,388
Union First Market Bankshares Corp.	17,600	411,312
United Bankshares, Inc.	3,928	113,834
United Community Banks, Inc.†	3,305	49,575
ViewPoint Financial Group, Inc.	3,077	63,602
Webster Financial Corp.	900	22,977
West Bancorporation, Inc.	3,200	44,160
Westamerica Bancorporation	1,300	64,662
Wilshire Bancorp, Inc.	12,367	101,162
Wintrust Financial Corp.	36,731	1,508,542
		15,511,057
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	6,834	75,857
Batteries/Battery Systems — 0.1%
EnerSys, Inc.	4,076	247,128
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	747	182,425
Broadcast Services/Program — 0.4%
Digital Generation, Inc.†	41,916	541,974
Nexstar Broadcasting Group, Inc., Class A	4,300	191,371
		733,345
Building & Construction Products-Misc. — 0.6%
Drew Industries, Inc.	1,864	84,886
Gibraltar Industries, Inc.†	35,200	501,952
Nortek, Inc.†	1,200	82,452
Quanex Building Products Corp.	3,173	59,748
Simpson Manufacturing Co., Inc.	3,493	113,767
Stock Building Supply Holdings, Inc.†	5,100	67,014
Trex Co., Inc.†	1,500	74,295
		984,114
Building & Construction-Misc. — 0.1%
Aegion Corp.†	3,312	78,594
Dycom Industries, Inc.†	2,830	79,211
Security Description	Shares	Value (Note 2)
Building & Construction-Misc. (continued)
MasTec, Inc.†	2,000	$60,600
		218,405
Building Products-Air & Heating — 0.1%
AAON, Inc.	2,389	63,452
Comfort Systems USA, Inc.	3,195	53,708
		117,160
Building Products-Cement — 0.2%
Headwaters, Inc.†	18,760	168,652
Texas Industries, Inc.†	1,835	121,679
		290,331
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,460	73,013
Griffon Corp.	3,830	48,028
		121,041
Building Products-Wood — 0.2%
Boise Cascade Co.†	11,740	316,393
Universal Forest Products, Inc.	1,701	71,612
		388,005
Building-Heavy Construction — 0.3%
Orion Marine Group, Inc.†	9,438	98,250
Tutor Perini Corp.†	20,810	443,669
		541,919
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	4,389	116,835
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	2,390	62,044
Building-Residential/Commercial — 0.7%
M/I Homes, Inc.†	2,085	42,993
Meritage Homes Corp.†	2,914	125,156
Ryland Group, Inc.	16,583	672,275
Standard Pacific Corp.†	12,803	101,272
WCI Communities, Inc.†	9,320	160,863
William Lyon Homes, Class A†	1,100	22,352
		1,124,911
Casino Hotels — 0.1%
Boyd Gaming Corp.†	6,458	91,381
Monarch Casino & Resort, Inc.†	827	15,696
		107,077
Casino Services — 0.1%
Multimedia Games Holding Co., Inc.†	2,478	85,615
SHFL Entertainment, Inc.†	4,847	111,481
		197,096
Cellular Telecom — 0.0%
NTELOS Holdings Corp.	1,805	33,934
Chemicals-Diversified — 0.1%
Innophos Holdings, Inc.	1,881	99,279
Chemicals-Other — 0.0%
American Vanguard Corp.	2,135	57,474

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Chemicals-Plastics — 0.3%
A. Schulman, Inc.	2,529	$74,504
PolyOne Corp.	14,350	440,689
		515,193
Chemicals-Specialty — 1.0%
Balchem Corp.	2,558	132,377
H.B. Fuller Co.	4,299	194,272
Hawkins, Inc.	808	30,494
Kraton Performance Polymers, Inc.†	10,185	199,524
Minerals Technologies, Inc.	13,900	686,243
OM Group, Inc.†	8,136	274,834
Quaker Chemical Corp.	1,127	82,327
Stepan Co.	1,625	93,811
Zep, Inc.	1,942	31,577
		1,725,459
Circuit Boards — 0.8%
Park Electrochemical Corp.	43,428	1,244,212
TTM Technologies, Inc.†	6,568	64,038
		1,308,250
Coal — 0.3%
Cloud Peak Energy, Inc.†	22,698	332,980
SunCoke Energy, Inc.†	5,993	101,881
Westmoreland Coal Co.†	500	6,590
		441,451
Commercial Services — 0.9%
ExlService Holdings, Inc.†	2,634	75,016
Healthcare Services Group, Inc.	5,982	154,096
Intersections, Inc.	7,300	64,021
Live Nation Entertainment, Inc.†	12,063	223,769
Mac-Gray Corp.	1,700	24,752
Medifast, Inc.†	1,092	29,364
Providence Service Corp.†	3,600	103,284
Steiner Leisure, Ltd.†	2,450	143,154
TeleTech Holdings, Inc.†	1,654	41,499
TMS International Corp., Class A	39,100	681,904
		1,540,859
Commercial Services-Finance — 0.3%
Cardtronics, Inc.†	3,844	142,613
EVERTEC, Inc.	1,500	33,315
Heartland Payment Systems, Inc.	6,353	252,341
Vantiv, Inc., Class A†	2,700	75,438
Xoom Corp.†	800	25,448
		529,155
Communications Software — 0.3%
Digi International, Inc.†	51,941	519,929
Computer Aided Design — 0.2%
Aspen Technology, Inc.†	11,100	383,505
Computer Graphics — 0.2%
Monotype Imaging Holdings, Inc.	9,120	261,379
Computer Services — 1.3%
CACI International, Inc., Class A†	7,192	497,039
CIBER, Inc.†	5,707	18,833
iGATE Corp.†	2,479	68,817
Security Description	Shares	Value (Note 2)
Computer Services (continued)
Insight Enterprises, Inc.†	3,624	$68,566
j2 Global, Inc.	3,723	184,363
LivePerson, Inc.†	4,209	39,733
Manhattan Associates, Inc.†	9,853	940,469
Sykes Enterprises, Inc.†	3,356	60,106
Unisys Corp.†	9,560	240,816
Virtusa Corp.†	1,997	58,033
		2,176,775
Computer Software — 0.2%
Avid Technology, Inc.†	17,266	103,596
Blackbaud, Inc.	3,916	152,881
		256,477
Computers-Integrated Systems — 0.1%
Agilysys, Inc.†	1,208	14,400
Mercury Systems, Inc.†	2,773	27,702
MTS Systems Corp.	1,336	85,972
Netscout Systems, Inc.†	3,188	81,517
Super Micro Computer, Inc.†	2,778	37,614
		247,205
Computers-Memory Devices — 0.0%
Violin Memory, Inc.†	3,100	22,785
Computers-Periphery Equipment — 0.1%
Electronics for Imaging, Inc.†	3,973	125,865
Synaptics, Inc.†	2,863	126,773
		252,638
Consulting Services — 0.2%
Forrester Research, Inc.	1,107	40,693
MAXIMUS, Inc.	5,838	262,944
Navigant Consulting, Inc.†	4,277	66,122
		369,759
Consumer Products-Misc. — 0.5%
Blyth, Inc.	727	10,054
Central Garden and Pet Co., Class A†	30,531	209,137
CSS Industries, Inc.	3,400	81,634
Helen of Troy, Ltd.†	2,573	113,727
Prestige Brands Holdings, Inc.†	11,381	342,796
WD-40 Co.	1,232	79,957
		837,305
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	32,500	278,200
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	1,450	43,486
Data Processing/Management — 0.5%
CSG Systems International, Inc.	13,693	343,010
Fair Isaac Corp.	2,300	127,144
Pegasystems, Inc.	7,800	310,518
		780,672
Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†	1,338	84,950
QAD, Inc.	1,600	21,824
		106,774

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	6,014	$289,394
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	6,127	37,987
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	3,553	84,028
Direct Marketing — 0.1%
Harte-Hanks, Inc.	18,847	166,419
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,116	75,810
Medical Action Industries, Inc.†	11,000	73,040
Merit Medical Systems, Inc.†	3,464	42,018
		190,868
Distribution/Wholesale — 0.9%
MWI Veterinary Supply, Inc.†	1,096	163,698
Owens & Minor, Inc.	7,600	262,884
Pool Corp.	3,999	224,464
ScanSource, Inc.†	2,403	83,144
United Stationers, Inc.	19,214	835,809
		1,569,999
Diversified Manufacturing Operations — 1.5%
A.O. Smith Corp.	6,653	300,715
Actuant Corp., Class A	6,271	243,566
AZZ, Inc.	2,181	91,297
Barnes Group, Inc.	3,905	136,363
EnPro Industries, Inc.†	1,793	107,956
Federal Signal Corp.†	5,359	68,970
Koppers Holdings, Inc.	19,535	833,168
Leggett & Platt, Inc.	4,400	132,660
LSB Industries, Inc.†	1,633	54,754
Lydall, Inc.†	1,434	24,622
Park-Ohio Holdings Corp.†	1,200	46,104
Standex International Corp.	4,787	284,348
Tredegar Corp.	7,254	188,604
		2,513,127
Diversified Minerals — 0.0%
AMCOL International Corp.	2,136	69,804
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,597	114,186
Viad Corp.	1,740	43,413
		157,599
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	11,900	64,617
Nektar Therapeutics†	12,700	132,715
		197,332
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,064	43,549
Nutrisystem, Inc.	2,458	35,346
Stamps.com, Inc.†	1,219	55,989
		134,884
Security Description	Shares	Value (Note 2)
E-Commerce/Services — 0.1%
OpenTable, Inc.†	1,964	$137,441
United Online, Inc.	7,921	63,209
		200,650
E-Marketing/Info — 0.2%
comScore, Inc.†	2,839	82,246
Liquidity Services, Inc.†	2,201	73,866
QuinStreet, Inc.†	14,243	134,596
		290,708
E-Services/Consulting — 0.0%
Perficient, Inc.†	2,832	51,996
Electric Products-Misc. — 0.2%
GrafTech International, Ltd.†	19,150	161,817
Littelfuse, Inc.	1,916	149,870
		311,687
Electric-Integrated — 2.2%
ALLETE, Inc.	3,126	150,986
Avista Corp.	5,135	135,564
Cleco Corp.	10,210	457,816
El Paso Electric Co.	8,646	288,776
MGE Energy, Inc.	3,090	168,560
NorthWestern Corp.	14,192	637,505
PNM Resources, Inc.	4,200	95,046
Portland General Electric Co.	24,760	698,975
UIL Holdings Corp.	4,783	177,832
UNS Energy Corp.	20,921	975,337
		3,786,397
Electronic Components-Misc. — 1.4%
AVX Corp.	50,650	665,034
Bel Fuse, Inc., Class B	9,620	167,773
Benchmark Electronics, Inc.†	23,672	541,852
CTS Corp.	2,884	45,481
Methode Electronics, Inc.	3,030	84,840
OSI Systems, Inc.†	1,608	119,748
Plexus Corp.†	2,889	107,471
Rogers Corp.†	1,484	88,268
Stoneridge, Inc.†	43,300	468,073
Vishay Intertechnology, Inc.†	5,200	67,028
		2,355,568
Electronic Components-Semiconductors — 1.5%
Ceva, Inc.†	1,889	32,585
Diodes, Inc.†	3,112	76,244
DSP Group, Inc.†	6,331	44,634
Entropic Communications, Inc.†	7,792	34,129
First Solar, Inc.†	3,500	140,735
GT Advanced Technologies, Inc.†	10,584	90,070
Kopin Corp.†	5,311	21,403
LSI Corp.	36,000	281,520
Microsemi Corp.†	7,977	193,442
Monolithic Power Systems, Inc.	2,932	88,781
ON Semiconductor Corp.†	114,640	836,872
PLX Technology, Inc.†	68,400	411,768
PMC — Sierra, Inc.†	17,300	114,526
QLogic Corp.†	10,507	114,947

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
Rubicon Technology, Inc.†	1,511	$18,298
Supertex, Inc.	891	22,578
Volterra Semiconductor Corp.†	2,141	49,243
		2,571,775
Electronic Measurement Instruments — 0.2%
Analogic Corp.	1,049	86,689
Badger Meter, Inc.	1,230	57,195
ESCO Technologies, Inc.	2,263	75,200
FARO Technologies, Inc.†	1,465	61,779
Measurement Specialties, Inc.†	1,279	69,373
		350,236
Electronic Security Devices — 0.4%
American Science & Engineering, Inc.	669	40,347
Taser International, Inc.†	47,700	711,207
		751,554
Energy-Alternate Sources — 0.1%
Pattern Energy Group, Inc.†	2,200	51,480
REX American Resources Corp.†	6,200	190,588
		242,068
Engineering/R&D Services — 1.0%
EMCOR Group, Inc.	35,837	1,402,302
Engility Holdings, Inc.†	1,468	46,580
Exponent, Inc.	1,124	80,748
Michael Baker Corp.	1,700	68,799
VSE Corp.	2,500	117,375
		1,715,804
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	4,097	82,432
Enterprise Software/Service — 0.7%
Digital River, Inc.†	24,092	430,524
MedAssets, Inc.†	12,500	317,750
MicroStrategy, Inc., Class A†	774	80,310
Omnicell, Inc.†	2,983	70,637
SYNNEX Corp.†	2,250	138,263
Tyler Technologies, Inc.†	2,399	209,841
		1,247,325
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	7,553	137,163
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	5,521	142,939
Finance-Consumer Loans — 1.0%
Encore Capital Group, Inc.†	1,989	91,216
Nelnet, Inc., Class A	4,800	184,560
Ocwen Financial Corp.†	9,800	546,546
Portfolio Recovery Associates, Inc.†	7,943	476,103
World Acceptance Corp.†	5,443	489,435
		1,787,860
Finance-Investment Banker/Broker — 1.1%
Evercore Partners, Inc., Class A	2,685	132,183
FBR & Co.†	3,000	80,430
Greenhill & Co., Inc.	2,645	131,933
Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Interactive Brokers Group, Inc., Class A	4,277	$80,279
Investment Technology Group, Inc.†	30,032	472,103
Piper Jaffray Cos.†	1,382	47,389
Raymond James Financial, Inc.	16,000	666,720
Stifel Financial Corp.†	5,061	208,614
SWS Group, Inc.†	2,492	13,905
		1,833,556
Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	5,200	90,532
Marlin Business Services Corp.	5,400	134,784
		225,316
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	2,300	54,694
Finance-Other Services — 0.4%
Higher One Holdings, Inc.†	2,776	21,292
MarketAxess Holdings, Inc.	3,216	193,089
Outerwall Inc†	7,702	385,023
WageWorks, Inc.†	2,490	125,620
		725,024
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	1,656	103,715
Food-Canned — 0.2%
Seneca Foods Corp., Class A†	2,008	60,421
TreeHouse Foods, Inc.†	3,114	208,108
		268,529
Food-Misc./Diversified — 0.7%
Annie's, Inc.†	1,229	60,344
B&G Foods, Inc.	8,426	291,118
Cal-Maine Foods, Inc.	1,279	61,520
Chiquita Brands International, Inc.†	6,300	79,758
Diamond Foods, Inc.†	1,753	41,336
Hain Celestial Group, Inc.†	4,083	314,881
J&J Snack Foods Corp.	1,253	101,142
Pinnacle Foods, Inc.	6,300	166,761
Snyders-Lance, Inc.	4,159	119,987
		1,236,847
Food-Retail — 0.6%
Arden Group, Inc., Class A	675	87,750
SUPERVALU, Inc.†	28,500	234,555
Weis Markets, Inc.	14,620	715,503
		1,037,808
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,108	33,506
Nash Finch Co.	1,054	27,836
Spartan Stores, Inc.	1,875	41,363
		102,705
Footwear & Related Apparel — 0.6%
Crocs, Inc.†	7,565	102,960
Iconix Brand Group, Inc.†	12,642	419,967
Skechers U.S.A., Inc., Class A†	3,385	105,307
Steven Madden, Ltd.†	3,433	184,798

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Footwear & Related Apparel (continued)
Wolverine World Wide, Inc.	4,298	$250,273
		1,063,305
Forestry — 0.0%
Deltic Timber Corp.	958	62,404
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	5,018	125,701
Garden Products — 0.2%
Toro Co.	4,893	265,935
Gas-Distribution — 1.3%
AGL Resources, Inc.	2,200	101,266
Laclede Group, Inc.	8,753	393,885
New Jersey Resources Corp.	9,527	419,664
Northwest Natural Gas Co.	9,234	387,643
Piedmont Natural Gas Co., Inc.	9,600	315,648
South Jersey Industries, Inc.	2,751	161,154
Southwest Gas Corp.	6,267	313,350
WGL Holdings, Inc.	3,370	143,933
		2,236,543
Golf — 0.0%
Callaway Golf Co.	6,090	43,361
Health Care Cost Containment — 0.0%
Corvel Corp.†	979	36,194
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	2,227	62,067
La-Z-Boy, Inc.	4,488	101,922
Select Comfort Corp.†	4,760	115,906
		279,895
Hotel/Motels — 0.0%
Marcus Corp.	1,553	22,565
Housewares — 0.1%
Lifetime Brands, Inc.	5,600	85,624
Human Resources — 1.5%
AMN Healthcare Services, Inc.†	3,935	54,146
Barrett Business Services, Inc.	9,600	646,176
CDI Corp.	1,233	18,877
Cross Country Healthcare, Inc.†	42,295	256,308
Heidrick & Struggles International, Inc.	1,379	26,284
Insperity, Inc.	1,951	73,357
Kelly Services, Inc., Class A	2,334	45,443
Korn/Ferry International†	15,792	337,949
Monster Worldwide, Inc.†	50,700	224,094
On Assignment, Inc.†	3,946	130,218
Resources Connection, Inc.	3,414	46,328
TrueBlue, Inc.†	29,697	713,025
		2,572,205
Identification Systems — 0.1%
Brady Corp., Class A	3,981	121,420
Checkpoint Systems, Inc.†	7,227	120,691
		242,111
Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic — 0.2%
Cognex Corp.	7,075	$221,872
Hurco Cos., Inc.	2,400	62,064
		283,936
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	2,744	154,679
Instruments-Scientific — 0.2%
FEI Co.	3,574	313,797
Insurance Brokers — 0.0%
eHealth, Inc.†	1,577	50,874
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	13,900	294,958
CNO Financial Group, Inc.	19,700	283,680
Primerica, Inc.	2,600	104,884
		683,522
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	3,421	97,088
United Fire Group, Inc.	1,843	56,156
		153,244
Insurance-Property/Casualty — 0.7%
AMERISAFE, Inc.	1,580	56,106
Employers Holdings, Inc.	2,654	78,930
Global Indemnity PLC†	1,000	25,460
Infinity Property & Casualty Corp.	984	63,566
Meadowbrook Insurance Group, Inc.	3,972	25,818
Navigators Group, Inc.†	3,107	179,491
ProAssurance Corp.	9,295	418,833
RLI Corp.	1,462	127,808
Safety Insurance Group, Inc.	1,093	57,896
Selective Insurance Group, Inc.	4,771	116,890
Stewart Information Services Corp.	2,387	76,360
Tower Group International Ltd	3,343	23,401
		1,250,559
Insurance-Reinsurance — 0.8%
Aspen Insurance Holdings, Ltd.	1,200	43,548
Axis Capital Holdings, Ltd.	23,140	1,002,193
Platinum Underwriters Holdings, Ltd.	4,600	274,758
		1,320,499
Internet Application Software — 0.2%
Dealertrack Technologies, Inc.†	3,748	160,564
Tremor Video, Inc.†	13,594	125,473
		286,037
Internet Connectivity Services — 0.0%
PC-Tel, Inc.	1,484	13,133
Internet Content-Information/News — 0.2%
Dice Holdings, Inc.†	3,437	29,249
HealthStream, Inc.†	1,722	65,229
WebMD Health Corp.†	7,200	205,920
XO Group, Inc.†	2,115	27,326
		327,724
Internet Infrastructure Software — 0.1%
TIBCO Software, Inc.†	3,400	87,006

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Internet Security — 0.2%
FireEye, Inc.†	1,700	$70,601
Sourcefire, Inc.†	2,667	202,479
VASCO Data Security International, Inc.†	2,501	19,733
		292,813
Internet Telephone — 0.2%
magicJack VocalTec, Ltd.†	21,900	281,853
RingCentral, Inc.†	800	14,416
		296,269
Investment Companies — 0.1%
Prospect Capital Corp.	22,231	248,543
Investment Management/Advisor Services — 2.0%
Affiliated Managers Group, Inc.†	7,600	1,388,064
Artisan Partners Asset Management, Inc.	800	41,888
Calamos Asset Management, Inc., Class A	1,635	16,334
Cohen & Steers, Inc.	8,060	284,598
Federated Investors, Inc., Class B	1,500	40,740
Financial Engines, Inc.	4,253	252,798
Virtus Investment Partners, Inc.†	590	95,958
Waddell & Reed Financial, Inc., Class A	24,160	1,243,757
		3,364,137
Lasers-System/Components — 0.4%
Coherent, Inc.	6,993	429,720
Electro Scientific Industries, Inc.	2,177	25,493
II-VI, Inc.†	4,644	87,400
Newport Corp.†	10,749	168,007
Rofin-Sinar Technologies, Inc.†	2,415	58,467
		769,087
Leisure Products — 0.2%
Brunswick Corp.	7,751	309,342
Lighting Products & Systems — 0.2%
Acuity Brands, Inc.	3,100	285,262
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	3,986	240,715
UniFirst Corp.	1,301	135,850
		376,565
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,604	57,680
Hyster-Yale Materials Handling, Inc.	1,200	107,604
		165,284
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	3,338	131,517
Machinery-Farming — 0.1%
Alamo Group, Inc.	1,500	73,365
Lindsay Corp.	1,101	89,864
		163,229
Machinery-General Industrial — 0.7%
Albany International Corp., Class A	2,408	86,375
Altra Holdings, Inc.	11,530	310,272
Security Description	Shares	Value (Note 2)
Machinery-General Industrial (continued)
Applied Industrial Technologies, Inc.	7,313	$376,620
DXP Enterprises, Inc.†	888	70,125
Intevac, Inc.†	2,037	11,937
Kadant, Inc.	5,800	194,822
Tennant Co.	1,575	97,650
		1,147,801
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	800	44,336
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	892	52,182
Medidata Solutions, Inc.†	2,147	212,403
Quality Systems, Inc.	3,724	80,922
		345,507
Medical Instruments — 0.8%
Abaxis, Inc.	1,796	75,612
CONMED Corp.	12,153	413,081
CryoLife, Inc.	2,128	14,896
Integra LifeSciences Holdings Corp.†	1,756	70,679
Natus Medical, Inc.†	2,369	33,592
NuVasive, Inc.†	8,114	198,712
SurModics, Inc.†	24,922	592,645
Symmetry Medical, Inc.†	3,189	26,022
		1,425,239
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	2,108	62,987
Medical Laser Systems — 0.1%
Cynosure, Inc., Class A†	1,661	37,887
PhotoMedex, Inc.†	3,100	49,290
		87,177
Medical Products — 0.8%
ABIOMED, Inc.†	2,993	57,077
Cantel Medical Corp.	2,844	90,581
Cyberonics, Inc.†	3,306	167,746
Greatbatch, Inc.†	8,360	284,491
Haemonetics Corp.†	4,400	175,472
Hanger, Inc.†	2,975	100,436
Invacare Corp.	13,166	227,377
Luminex Corp.†	3,154	63,080
NanoString Technologies, Inc.†	1,200	13,200
West Pharmaceutical Services, Inc.	5,974	245,830
		1,425,290
Medical-Biomedical/Gene — 0.9%
Acorda Therapeutics, Inc.†	3,484	119,432
Aegerion Pharmaceuticals, Inc.†	3,100	265,701
Alnylam Pharmaceuticals, Inc.†	5,000	320,050
Arqule, Inc.†	4,671	10,883
Cambrex Corp.†	2,583	34,096
Emergent Biosolutions, Inc.†	2,453	46,730
FivePrime Therapeutics, Inc.†	4,300	56,330
Foundation Medicine, Inc.†	1,100	43,604
Medicines Co.†	5,351	179,365
Merrimack Pharmaceuticals, Inc.†	13,300	50,540
Momenta Pharmaceuticals, Inc.†	3,939	56,682

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Biomedical/Gene (continued)
NPS Pharmaceuticals, Inc.†	9,500	$302,195
OncoMed Pharmaceuticals, Inc.†	1,000	15,310
Onconova Therapeutics, Inc.†	1,200	31,764
Spectrum Pharmaceuticals, Inc.	4,552	38,191
Trius Therapeutics, Inc. CVR†(1)(2)	13,800	0
		1,570,873
Medical-Drugs — 0.7%
Akorn, Inc.†	6,094	119,930
ChemoCentryx, Inc.†	9,100	50,596
Chimerix, Inc.†	5,200	114,296
Hi-Tech Pharmacal Co., Inc.	944	40,733
Ophthotech Corp.†	1,000	29,710
Orexigen Therapeutics, Inc.†	19,600	120,344
Pacira Pharmaceuticals, Inc.†	4,100	197,169
PharMerica Corp.†	2,549	33,825
Repros Therapeutics, Inc.†	4,500	120,600
Sciclone Pharmaceuticals, Inc.†	17,200	87,204
ViroPharma, Inc.†	5,609	220,434
		1,134,841
Medical-Generic Drugs — 0.1%
Impax Laboratories, Inc.†	5,482	112,436
Medical-HMO — 0.4%
Centene Corp.†	7,077	452,645
Magellan Health Services, Inc.†	2,898	173,764
Molina Healthcare, Inc.†	2,425	86,330
		712,739
Medical-Hospitals — 0.4%
LifePoint Hospitals, Inc.†	14,550	678,467
Select Medical Holdings Corp.	8,100	65,367
		743,834
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	1,671	68,695
Kindred Healthcare, Inc.	4,636	62,261
		130,956
Medical-Outpatient/Home Medical — 0.6%
Addus HomeCare Corp.†	12,200	353,434
Air Methods Corp.	2,996	127,630
Almost Family, Inc.	717	13,931
Amedisys, Inc.†	10,055	173,147
Amsurg Corp.†	2,766	109,810
Gentiva Health Services, Inc.†	15,226	183,321
LHC Group, Inc.†	1,039	24,375
		985,648
Metal Processors & Fabrication — 1.6%
Ampco-Pittsburgh Corp.	600	10,752
CIRCOR International, Inc.	1,505	93,581
Haynes International, Inc.	6,982	316,494
Kaydon Corp.	2,757	97,928
Mueller Industries, Inc.	7,608	423,537
RBC Bearings, Inc.†	15,203	1,001,726
RTI International Metals, Inc.†	12,194	390,696
Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication (continued)
Worthington Industries, Inc.	11,200	$385,616
		2,720,330
Metal Products-Distribution — 0.0%
A.M. Castle & Co.†	1,459	23,490
Olympic Steel, Inc.	778	21,613
		45,103
Metal-Aluminum — 0.1%
Century Aluminum Co.†	4,399	35,412
Kaiser Aluminum Corp.	1,604	114,285
		149,697
Miscellaneous Manufacturing — 0.4%
FreightCar America, Inc.	3,800	78,584
Hillenbrand, Inc.	5,378	147,196
John Bean Technologies Corp.	2,330	57,970
Movado Group, Inc.	10,448	457,100
		740,850
Multimedia — 0.0%
EW Scripps Co., Class A†	2,639	48,426
Networking Products — 0.4%
Anixter International, Inc.†	2,284	200,215
Black Box Corp.	7,715	236,387
Ixia†	4,810	75,373
LogMeIn, Inc.†	1,953	60,641
NETGEAR, Inc.†	3,310	102,147
Procera Networks, Inc.†	1,762	27,293
		702,056
Non-Ferrous Metals — 0.3%
Globe Specialty Metals, Inc.	5,544	85,433
Horsehead Holding Corp.†	34,640	431,614
Materion Corp.	1,762	56,490
		573,537
Office Furnishings-Original — 0.2%
Herman Miller, Inc.	9,810	286,256
Interface, Inc.	4,984	98,882
Steelcase, Inc., Class A	2,100	34,902
		420,040
Office Supplies & Forms — 0.4%
ACCO Brands Corp.†	113,890	756,230
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	700	3,990
Oil Companies-Exploration & Production — 2.2%
Approach Resources, Inc.†	3,006	78,998
Bill Barrett Corp.†	28,320	711,115
Carrizo Oil & Gas, Inc.†	18,254	681,057
Clayton Williams Energy, Inc.†	800	41,976
Comstock Resources, Inc.	3,847	61,206
Contango Oil & Gas Co.	1,945	71,479
EPL Oil & Gas, Inc.†	15,800	586,338
Equal Energy, Ltd.	7,800	36,738
Forest Oil Corp.†	10,282	62,720
Gulfport Energy Corp.†	6,639	427,153
Isramco, Inc.†	100	12,395

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
Northern Oil and Gas, Inc.†	5,025	$72,511
PDC Energy, Inc.†	3,050	181,597
Penn Virginia Corp.†	4,527	30,104
PetroQuest Energy, Inc.†	13,761	55,181
Stone Energy Corp.†	9,381	304,226
Swift Energy Co.†	3,714	42,414
Vaalco Energy, Inc.†	4,500	25,110
W&T Offshore, Inc.	16,800	297,696
		3,780,014
Oil Field Machinery & Equipment — 0.5%
Flotek Industries, Inc.†	3,859	88,757
Gulf Island Fabrication, Inc.	14,602	357,895
Natural Gas Services Group, Inc.†	13,320	357,242
		803,894
Oil Refining & Marketing — 0.2%
Delek US Holdings, Inc.	10,000	210,900
Western Refining, Inc.	3,300	99,132
		310,032
Oil-Field Services — 2.0%
Basic Energy Services, Inc.†	2,277	28,781
C&J Energy Services, Inc.†	12,440	249,795
Cal Dive International, Inc.†	19,000	38,950
Exterran Holdings, Inc.†	17,911	493,806
Helix Energy Solutions Group, Inc.†	10,000	253,700
Hornbeck Offshore Services, Inc.†	2,776	159,453
Key Energy Services, Inc.†	18,340	133,699
Matrix Service Co.†	22,133	434,250
Newpark Resources, Inc.†	7,491	94,836
Pioneer Energy Services Corp.†	5,344	40,133
SEACOR Holdings, Inc.	7,111	643,119
Tesco Corp.†	14,614	242,154
TETRA Technologies, Inc.†	46,579	583,635
		3,396,311
Paper & Related Products — 0.7%
Clearwater Paper Corp.†	1,882	89,903
Domtar Corp.	1,200	95,304
KapStone Paper and Packaging Corp.	3,428	146,718
Neenah Paper, Inc.	1,374	54,012
P.H. Glatfelter Co.	13,488	365,120
Resolute Forest Products, Inc.†	9,600	126,912
Schweitzer-Mauduit International, Inc.	2,687	162,644
Wausau Paper Corp.	4,232	54,974
Xerium Technologies, Inc.†	14,000	162,260
		1,257,847
Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp.	2,600	89,648
Physicians Practice Management — 0.1%
Healthways, Inc.†	2,945	54,512
IPC The Hospitalist Co., Inc.†	1,442	73,556
		128,068
Platinum — 0.1%
Stillwater Mining Co.†	10,201	112,313
Security Description	Shares	Value (Note 2)
Poultry — 0.1%
Sanderson Farms, Inc.	3,834	$250,130
Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	11,235	196,837
Powell Industries, Inc.†	788	48,297
SunPower Corp.†	7,800	204,048
Vicor Corp.†	1,551	12,687
		461,869
Precious Metals — 0.0%
Coeur Mining, Inc.†	4,400	53,020
Printing-Commercial — 0.6%
ARC Document Solutions, Inc.†	45,600	209,304
Consolidated Graphics, Inc.†	2,588	145,083
Deluxe Corp.	5,400	224,964
Quad/Graphics, Inc.	12,000	364,320
		943,671
Protection/Safety — 0.0%
Landauer, Inc.	815	41,769
Publishing-Books — 0.1%
Courier Corp.	10,800	170,856
Radio — 0.0%
Entercom Communications Corp., Class A†	6,500	57,070
Real Estate Investment Trusts — 7.2%
Acadia Realty Trust	4,747	117,156
Agree Realty Corp.	1,065	32,142
Anworth Mtg. Asset Corp.	19,300	93,219
Ashford Hospitality Trust, Inc.	2,000	24,680
Associated Estates Realty Corp.	5,119	76,324
BioMed Realty Trust, Inc.	34,710	645,259
Campus Crest Communities, Inc.	46,300	500,040
Capstead Mortgage Corp.	30,598	360,138
CBL & Associates Properties, Inc.	5,200	99,320
Cedar Realty Trust, Inc.	5,322	27,568
Colonial Properties Trust	6,996	157,340
CoreSite Realty Corp.	17,432	591,642
Corporate Office Properties Trust	9,280	214,368
Cousins Properties, Inc.	76,665	788,883
CYS Investments, Inc.	6,800	55,284
DCT Industrial Trust, Inc.	10,700	76,933
DiamondRock Hospitality Co.	22,333	238,293
EastGroup Properties, Inc.	14,564	862,334
EPR Properties	7,138	347,906
Equity Lifestyle Properties, Inc.	1,700	58,089
FelCor Lodging Trust, Inc.†	2,600	16,016
First Industrial Realty Trust, Inc.	1,900	30,913
Franklin Street Properties Corp.	12,062	153,670
Geo Group, Inc.	6,164	204,953
Getty Realty Corp.	2,287	44,436
Government Properties Income Trust	4,680	111,992
Healthcare Realty Trust, Inc.	8,206	189,641
Hersha Hospitality Trust	23,430	130,974
Home Properties, Inc.	2,700	155,925
Hospitality Properties Trust	5,100	144,330
Inland Real Estate Corp.	7,165	73,298

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Kite Realty Group Trust	8,029	$47,612
LaSalle Hotel Properties	13,860	395,287
Lexington Realty Trust	16,486	185,138
LTC Properties, Inc.	11,375	432,022
Medical Properties Trust, Inc.	13,703	166,766
Mid-America Apartment Communities, Inc.	13,318	832,375
National Retail Properties, Inc.	1,800	57,276
Parkway Properties, Inc.	3,640	64,683
Pebblebrook Hotel Trust	30,220	867,616
Pennsylvania Real Estate Investment Trust	11,234	210,076
Post Properties, Inc.	7,375	332,023
Potlatch Corp.	9,800	388,864
PS Business Parks, Inc.	2,265	169,014
RAIT Financial Trust	12,500	88,500
Ramco-Gershenson Properties Trust	9,700	149,477
Redwood Trust, Inc.	14,700	289,443
Sabra Health Care REIT, Inc.	3,196	73,540
Saul Centers, Inc.	3,277	151,561
Sovran Self Storage, Inc.	2,692	203,731
Strategic Hotels & Resorts, Inc.†	6,400	55,552
Tanger Factory Outlet Centers	8,083	263,910
Taubman Centers, Inc.	1,600	107,696
Universal Health Realty Income Trust	1,087	45,513
Urstadt Biddle Properties, Inc., Class A	2,174	43,219
Washington Real Estate Investment Trust	4,600	116,242
		12,360,202
Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	6,110	141,324
HFF, Inc., Class A	19,773	495,314
Jones Lang LaSalle, Inc.	3,070	268,011
		904,649
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	3,800	136,876
Forestar Group, Inc.†	2,976	64,073
		200,949
Recreational Centers — 0.1%
ClubCorp Holdings, Inc.†	2,900	44,457
Town Sports International Holdings, Inc.	15,400	199,892
		244,349
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	1,152	65,722
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	800	30,480
Research & Development — 0.2%
PAREXEL International Corp.†	6,113	307,056
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.†	2,605	114,620
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 1.9%
ANN, Inc.†	24,430	$884,855
Brown Shoe Co., Inc.	11,213	263,169
Buckle, Inc.	2,399	129,666
Cato Corp., Class A	7,574	211,920
Children's Place Retail Stores, Inc.†	12,310	712,257
Christopher & Banks Corp.†	3,117	22,474
Express, Inc.†	2,300	54,257
Fifth & Pacific Cos., Inc.†	10,501	263,890
Finish Line, Inc., Class A	4,200	104,454
Francesca's Holdings Corp.†	3,774	70,347
Genesco, Inc.†	2,053	134,636
Jos. A. Bank Clothiers, Inc.†	2,396	105,328
Men's Wearhouse, Inc.	3,887	132,352
Stein Mart, Inc.	7,388	101,363
		3,190,968
Retail-Appliances — 0.2%
Conn's, Inc.†	6,800	340,272
hhgregg, Inc.†	3,100	55,521
		395,793
Retail-Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	4,545	56,676
Retail-Automobile — 0.4%
Group 1 Automotive, Inc.	1,818	141,222
Lithia Motors, Inc., Class A	1,925	140,448
Rush Enterprises, Inc., Class A†	15,610	413,821
Sonic Automotive, Inc., Class A	2,938	69,925
		765,416
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.†	3,176	41,097
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	2,355	251,161
Retail-Convenience Store — 0.5%
Casey's General Stores, Inc.	3,288	241,668
Pantry, Inc.†	54,702	606,098
		847,766
Retail-Discount — 0.1%
Fred's, Inc., Class A	2,925	45,776
Tuesday Morning Corp.†	3,154	48,162
		93,938
Retail-Drug Store — 0.5%
Rite Aid Corp.†	188,400	896,784
Retail-Hair Salons — 0.0%
Regis Corp.	4,000	58,720
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	1,714	42,045
Kirkland's, Inc.†	1,285	23,695
		65,740
Retail-Hypermarkets — 0.0%
Roundy's, Inc.	6,600	56,760
Retail-Jewelry — 0.0%
Zale Corp.†	2,783	42,302

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Leisure Products — 0.4%
MarineMax, Inc.†	56,567	$690,117
Retail-Music Store — 0.0%
Trans World Entertainment Corp.	4,100	18,983
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	29,300	141,519
OfficeMax, Inc.	7,460	95,413
		236,932
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	2,411	109,170
Ezcorp, Inc., Class A†	4,640	78,323
First Cash Financial Services, Inc.†	2,474	143,369
		330,862
Retail-Pet Food & Supplies — 0.3%
PetMed Express, Inc.	28,621	466,236
Retail-Regional Department Stores — 0.3%
Bon-Ton Stores, Inc.	5,100	53,805
Dillard's, Inc., Class A	5,200	407,160
Stage Stores, Inc.	2,720	52,224
		513,189
Retail-Restaurants — 1.4%
Biglari Holdings, Inc.†	1,127	464,914
BJ's Restaurants, Inc.†	2,124	61,001
Buffalo Wild Wings, Inc.†	1,608	178,842
CEC Entertainment, Inc.	3,612	165,646
Cracker Barrel Old Country Store, Inc.	2,036	210,197
DineEquity, Inc.	1,393	96,117
Jack in the Box, Inc.†	4,407	176,280
Papa John's International, Inc.	1,377	96,225
Red Robin Gourmet Burgers, Inc.†	5,115	363,676
Ruby Tuesday, Inc.†	4,929	36,967
Ruth's Hospitality Group, Inc.	3,053	36,209
Sonic Corp.†	24,049	426,870
Texas Roadhouse, Inc.	5,114	134,396
		2,447,340
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,520	24,442
Hibbett Sports, Inc.†	2,224	124,877
Zumiez, Inc.†	1,890	52,041
		201,360
Retail-Vitamins & Nutrition Supplements — 0.1%
Vitamin Shoppe, Inc.†	2,602	113,838
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	7,975	160,377
Savings & Loans/Thrifts — 0.5%
Astoria Financial Corp.	1,400	17,416
Bank Mutual Corp.	3,697	23,180
BankFinancial Corp.	800	7,136
Beneficial Mutual Bancorp, Inc.†	3,300	32,901
BofI Holding, Inc.†	1,023	66,352
Brookline Bancorp, Inc.	5,979	56,262
Capitol Federal Financial, Inc.	800	9,944
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
Dime Community Bancshares, Inc.	2,497	$41,575
Home Federal Bancorp, Inc.	200	2,516
Northwest Bancshares, Inc.	8,055	106,487
OceanFirst Financial Corp.	3,400	57,494
Oritani Financial Corp.	3,340	54,977
Provident Financial Services, Inc.	4,561	73,934
Westfield Financial, Inc.	42,530	300,262
		850,436
Schools — 0.4%
American Public Education, Inc.†	1,511	57,116
Capella Education Co.†	944	53,393
Career Education Corp.†	4,939	13,632
Corinthian Colleges, Inc.†	6,812	14,918
ITT Educational Services, Inc.†	1,560	48,360
Lincoln Educational Services Corp.	1,830	8,436
Strayer Education, Inc.	13,031	541,047
Universal Technical Institute, Inc.	1,800	21,834
		758,736
Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	1,700	55,199
Geospace Technologies Corp.†	1,105	93,152
ION Geophysical Corp.†	10,487	54,532
		202,883
Semiconductor Components-Integrated Circuits — 1.2%
Aeroflex Holding Corp.†	9,800	68,992
Cirrus Logic, Inc.†	5,432	123,198
Exar Corp.†	87,695	1,175,990
Hittite Microwave Corp.†	2,702	176,576
Micrel, Inc.	7,561	68,881
Pericom Semiconductor Corp.†	1,778	13,868
Power Integrations, Inc.	2,534	137,216
Sigma Designs, Inc.†	2,663	14,886
TriQuint Semiconductor, Inc.†	39,699	322,753
		2,102,360
Semiconductor Equipment — 2.4%
ATMI, Inc.†	2,731	72,426
Brooks Automation, Inc.	5,690	52,974
Cabot Microelectronics Corp.†	1,985	76,462
Cohu, Inc.	1,983	21,635
Kulicke & Soffa Industries, Inc.†	6,444	74,428
MKS Instruments, Inc.	4,551	121,011
Nanometrics, Inc.†	1,891	30,483
Photronics, Inc.†	15,700	122,931
Rudolph Technologies, Inc.†	83,421	950,999
Teradyne, Inc.†	79,470	1,312,845
Tessera Technologies, Inc.	4,152	80,341
Ultra Clean Holdings, Inc.†	17,804	123,026
Ultratech, Inc.†	2,378	72,053
Veeco Instruments, Inc.†	26,152	973,639
		4,085,253
Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	13,390	902,486

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Steel-Producers — 0.2%
AK Steel Holding Corp.†	11,670	$43,762
Carpenter Technology Corp.	5,835	339,072
		382,834
Storage/Warehousing — 0.1%
Mobile Mini, Inc.†	3,488	118,801
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	22,257	171,156
Oplink Communications, Inc.†	1,516	28,531
		199,687
Telecom Services — 0.2%
Aviat Networks, Inc.†	8,800	22,704
Cbeyond, Inc.†	2,462	15,781
Fairpoint Communications, Inc.†	5,900	56,345
Inteliquent, Inc.	23,300	225,078
Lumos Networks Corp.	1,281	27,759
USA Mobility, Inc.	1,853	26,239
		373,906
Telecommunication Equipment — 1.1%
ARRIS Group, Inc.†	17,917	305,664
Comtech Telecommunications Corp.	20,404	496,225
Plantronics, Inc.	21,420	986,391
Symmetricom, Inc.†	3,537	17,049
		1,805,329
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	849	44,258
Cincinnati Bell, Inc.†	17,807	48,435
General Communication, Inc., Class A†	2,647	25,200
		117,893
Television — 0.0%
Sinclair Broadcast Group, Inc., Class A	1,900	63,688
Textile-Apparel — 0.1%
Perry Ellis International, Inc.	1,065	20,065
Unifi, Inc.†	3,900	91,104
		111,169
Therapeutics — 0.7%
Agios Pharmaceuticals, Inc.†	400	11,184
Cornerstone Therapeutics, Inc.†	4,500	42,345
Neurocrine Biosciences, Inc.†	10,200	115,464
Questcor Pharmaceuticals, Inc.	17,425	1,010,650
		1,179,643
Tobacco — 0.3%
Alliance One International, Inc.†	6,977	20,303
Universal Corp.	9,200	468,556
		488,859
Tools-Hand Held — 0.3%
Snap-on, Inc.	4,450	442,775
Toys — 0.0%
JAKKS Pacific, Inc.	1,470	6,600
Security Description	Shares	Value (Note 2)
Transactional Software — 0.1%
Bottomline Technologies de, Inc.†	3,099	$86,400
Synchronoss Technologies, Inc.†	2,576	98,043
VeriFone Systems, Inc.†	2,600	59,436
		243,879
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	2,161	99,644
Transport-Marine — 0.9%
Diana Shipping, Inc.†	28,230	340,736
Kirby Corp.†	6,420	555,651
Tidewater, Inc.	11,480	680,649
		1,577,036
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	5,060	470,428
Transport-Services — 0.2%
Bristow Group, Inc.	3,112	226,429
Era Group, Inc.†	1,607	43,678
Hub Group, Inc., Class A†	2,997	117,573
		387,680
Transport-Truck — 1.3%
Arkansas Best Corp.	5,670	145,549
Celadon Group, Inc.	1,500	28,005
Con-way, Inc.	2,300	99,107
Forward Air Corp.	2,617	105,596
Heartland Express, Inc.	9,340	132,535
Knight Transportation, Inc.	5,138	84,880
Old Dominion Freight Line, Inc.†	21,865	1,005,571
Saia, Inc.†	13,650	425,607
Swift Transportation Co.†	6,600	133,254
		2,160,104
Travel Services — 0.1%
Interval Leisure Group, Inc.	7,388	174,578
Veterinary Diagnostics — 0.1%
Neogen Corp.†	2,060	125,083
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	700	48,839
USANA Health Sciences, Inc.†	2,600	225,654
		274,493
Water — 0.1%
American States Water Co.	3,312	91,279
Web Hosting/Design — 0.1%
NIC, Inc.	5,112	118,138
Web Portals/ISP — 0.0%
Blucora, Inc.†	3,523	80,959
Wire & Cable Products — 0.4%
Belden, Inc.	3,733	239,099
Coleman Cable, Inc.	21,600	455,976
Encore Wire Corp.	1,593	62,828
		757,903
Wireless Equipment — 1.1%
CalAmp Corp.†	2,817	49,664
InterDigital, Inc.	26,500	989,245
RF Micro Devices, Inc.†	11,500	64,860

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK (continued)
Wireless Equipment (continued)
Telenav, Inc.†	8,800	$51,392
Ubiquiti Networks, Inc.	14,100	473,619
ViaSat, Inc.†	3,579	228,161
		1,856,941
Total Common Stock (cost $124,651,305)		162,662,500
EXCHANGE-TRADED FUNDS — 3.1%
iShares Core S&P Small-Cap ETF	24,110	2,405,455
iShares Nasdaq Biotechnology ETF	1,810	379,376
iShares Russell 2000 Value ETF	27,680	2,536,595
Total Exchange-Traded Funds (cost $4,835,314)		5,321,426
Total Long-Term Investment Securities (cost $129,486,619)		167,983,926
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/2013	1,512,000	1,512,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.01% due 12/12/2013(5)	80,000	79,999
United States Treasury Notes — 0.1%
0.25% due 11/30/2013(5)	135,000	135,042
Total Short-Term Investment Securities (cost $1,727,022)		1,727,041
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $1,063,000 and collateralized by $1,195,000 of Federal National Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,086,856	$1,063,000	$1,063,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	923,000	923,000
Total Repurchase Agreements (cost $1,986,000)		1,986,000
TOTAL INVESTMENTS (cost $133,199,641)(4)	100.2%	171,696,967
Liabilities in excess of other assets	(0.2)	(322,552)
NET ASSETS	100.0%	$171,374,415

†  Non-income producing security

(1)  Illiquid security. At September 30, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

(5)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR — Contingent Value Rights

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
22	Long	Russell 2000 Mini Index	December 2013	$2,346,117	$2,357,080	$10,963

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$15,511,057	$—	$—	$15,511,057
Medical-Biomedical/Gene	1,570,873	—	0	1,570,873
Real Estate Investment Trusts	12,360,202	—	—	12,360,202
Other Industries*	133,220,368	—	—	133,220,368
Exchange-Traded Funds	5,321,426	—	—	5,321,426
Short-Term Investment Securities:
Time Deposits	—	1,512,000	—	1,512,000
U.S. Government Treasuries	—	215,041	—	215,041
Repurchase Agreements	—	1,986,000	—	1,986,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	10,963	—	—	10,963
Total	$167,994,889	$3,713,041	$0	$171,707,930

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Banks-Commercial	7.9%
Medical-Drugs	5.6
Diversified Banking Institutions	4.9
Auto-Cars/Light Trucks	4.2
Insurance-Life/Health	3.3
Oil Companies-Integrated	3.2
Food-Misc./Diversified	2.4
Insurance-Multi-line	2.2
Tobacco	2.0
Metal-Diversified	2.0
Chemicals-Diversified	1.8
Transport-Services	1.5
Import/Export	1.5
Transport-Rail	1.4
Brewery	1.4
Advertising Agencies	1.3
Beverages-Wine/Spirits	1.3
Food-Retail	1.3
Oil Companies-Exploration & Production	1.3
Electronic Components-Semiconductors	1.2
Real Estate Operations & Development	1.2
Telecom Services	1.2
Real Estate Management/Services	1.2
Telephone-Integrated	1.2
Exchange-Traded Funds	1.1
Machinery-General Industrial	1.1
Television	1.0
Semiconductor Components-Integrated Circuits	1.0
Wireless Equipment	1.0
Diversified Minerals	1.0
Electric-Integrated	1.0
E-Commerce/Products	1.0
Electronic Components-Misc.	1.0
Steel-Producers	1.0
Gas-Distribution	1.0
Agricultural Chemicals	0.9
Building-Residential/Commercial	0.9
Cellular Telecom	0.9
Transport-Marine	0.9
Consumer Products-Misc.	0.9
Finance-Other Services	0.9
Diversified Manufacturing Operations	0.8
Auto/Truck Parts & Equipment-Original	0.8
Apparel Manufacturers	0.8
Airlines	0.8
Casino Hotels	0.8
Repurchase Agreements	0.7
Soap & Cleaning Preparation	0.7
Electric Products-Misc.	0.7
Power Converter/Supply Equipment	0.7
Retail-Major Department Stores	0.7
Real Estate Investment Trusts	0.6
Industrial Automated/Robotic	0.6
Retail-Drug Store	0.6
Finance-Leasing Companies	0.6
Petrochemicals	0.6
Oil-Field Services	0.5
Steel Pipe & Tube	0.5
Electronic Measurement Instruments	0.5
Commercial Paper	0.5
E-Commerce/Services	0.5
Building-Heavy Construction	0.5
Recreational Vehicles	0.5
Oil & Gas Drilling	0.5%
Public Thoroughfares	0.4
Medical Products	0.4
Insurance-Reinsurance	0.4
Metal Processors & Fabrication	0.4
Advanced Materials	0.4
Applications Software	0.4
Toys	0.4
Time Deposits	0.4
Retail-Apparel/Shoe	0.4
Medical Instruments	0.3
Electric-Generation	0.3
Therapeutics	0.3
Coatings/Paint	0.3
Appliances	0.3
Commercial Services	0.3
Insurance-Property/Casualty	0.3
Rubber-Tires	0.3
Building Products-Cement	0.3
Finance-Investment Banker/Broker	0.3
Internet Content-Entertainment	0.2
Cosmetics & Toiletries	0.2
Diversified Operations	0.2
Industrial Gases	0.2
Engineering/R&D Services	0.2
Enterprise Software/Service	0.2
Aerospace/Defense	0.2
Machinery-Construction & Mining	0.2
Audio/Video Products	0.2
Diversified Financial Services	0.1
Building & Construction Products-Misc.	0.1
U.S. Government Treasuries	0.1
Aerospace/Defense-Equipment	0.1
Textile-Apparel	0.1
Semiconductor Equipment	0.1
Office Automation & Equipment	0.1
Machinery-Electrical	0.1
Electronic Parts Distribution	0.1
Investment Management/Advisor Services	0.1
Retail-Misc./Diversified	0.1
Auto-Heavy Duty Trucks	0.1
Medical-Generic Drugs	0.1
Optical Supplies	0.1
Medical-Biomedical/Gene	0.1
Machinery-Farming	0.1
Athletic Footwear	0.1
Publishing-Periodicals	0.1
Retail-Jewelry	0.1
Cable/Satellite TV	0.1
Security Services	0.1
Food-Catering	0.1
Advertising Services	0.1
Multimedia	0.1
Retail-Building Products	0.1
Electronics-Military	0.1
Oil Refining & Marketing	0.1
Transactional Software	0.1
Building Products-Air & Heating	0.1
98.9%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited) (continued)

Country Allocation*
Japan	22.5%
United Kingdom	15.1
France	7.9
Switzerland	6.4
Germany	5.6
Netherlands	4.6
Jersey	3.6
Hong Kong	3.3
Sweden	3.0
United States	2.8
Australia	2.6
Spain	2.2
Norway	2.0
Denmark	1.9
Canada	1.7
Italy	1.6
Luxembourg	1.4
South Korea	1.1
Taiwan	1.0
Thailand	0.9
India	0.9
Cayman Islands	0.8
Mexico	0.8
Brazil	0.8
Portugal	0.7
Austria	0.5
Singapore	0.5
China	0.5
Belgium	0.4
Philippines	0.4
Marshall Islands	0.3
Finland	0.3
Indonesia	0.2
Chile	0.2
Israel	0.1
Turkey	0.1
Ireland	0.1
Bermuda	0.1
98.9%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 95.3%
Australia — 2.6%
AGL Energy, Ltd.(1)	7,928	$114,099
Amcor, Ltd.(1)	16,550	161,944
AMP, Ltd.(1)	42,860	184,356
APA Group(1)	14,674	81,763
Asciano, Ltd.(1)	16,931	92,097
ASX, Ltd.(1)	3,351	107,989
Aurizon Holdings, Ltd.(1)	27,517	120,192
Australia & New Zealand Banking Group, Ltd.(1)	36,530	1,049,764
Bendigo and Adelaide Bank, Ltd.(1)	7,971	74,544
BGP Holdings PLC†(2)(5)	98,723	0
BHP Billiton, Ltd.(1)	42,708	1,424,467
Brambles, Ltd.(1)	21,153	179,901
CFS Retail Property Trust Group(1)	41,306	77,102
Coca-Cola Amatil, Ltd.(1)	8,562	97,942
Commonwealth Bank of Australia(1)	21,367	1,420,367
Computershare, Ltd.(1)	7,833	72,534
Crown, Ltd.(1)	7,225	104,840
CSL, Ltd.(1)	6,483	386,797
Dexus Property Group(1)	86,468	81,129
Fortescue Metals Group, Ltd.(1)	23,166	102,804
Goodman Group(1)	26,214	119,425
GPT Group(1)	29,363	95,336
Iluka Resources, Ltd.(1)	5,530	59,190
Insurance Australia Group, Ltd.(1)	28,642	156,870
Lend Lease Group(1)	9,716	92,111
Macquarie Group, Ltd.(1)	4,530	202,668
Mirvac Group(1)	59,632	96,813
National Australia Bank, Ltd.(1)	31,288	1,002,487
Newcrest Mining, Ltd.(1)	11,050	120,716
Orica, Ltd.(1)	6,143	114,992
Origin Energy, Ltd.(1)	16,437	216,232
QBE Insurance Group, Ltd.(1)	15,864	217,168
Ramsay Health Care, Ltd.(1)	2,248	75,969
Rio Tinto, Ltd.(1)	6,218	358,473
Santos, Ltd.(1)	14,054	198,427
Seek, Ltd.(1)	5,013	55,575
Sonic Healthcare, Ltd.(1)	6,191	93,521
Stockland(1)	33,340	120,382
Suncorp Group, Ltd.(1)	18,593	226,937
Tatts Group, Ltd.(1)	25,699	74,331
Telstra Corp., Ltd.(1)	55,620	257,947
Toll Holdings, Ltd.(1)	10,029	54,557
Transurban Group(1)	19,051	120,861
Treasury Wine Estates, Ltd.(1)	9,065	37,395
Wesfarmers, Ltd.(1)	13,407	514,671
Westfield Group(1)	28,503	292,779
Westfield Retail Trust(1)	47,792	132,487
Westpac Banking Corp.(1)	41,328	1,262,925
Woodside Petroleum, Ltd.(1)	9,063	324,081
Woolworths, Ltd.(1)	16,446	537,204
WorleyParsons, Ltd.(1)	3,121	70,865
		13,238,026
Security Description	Shares	Value (Note 2)
Austria — 0.5%
Andritz AG(1)	29,711	$1,749,173
Erste Group Bank AG(1)	3,954	124,966
Immoeast†(2)(5)	262,436	0
IMMOFINANZ AG(1)	18,770	81,946
OMV AG(1)	2,299	113,612
Telekom Austria AG(1)	62,875	527,865
Voestalpine AG(1)	1,912	91,472
		2,689,034
Belgium — 0.4%
Ageas(1)	3,433	139,078
Anheuser-Busch InBev NV(1)	10,563	1,049,787
Belgacom SA(1)	2,827	75,171
Colruyt SA(1)	1,266	70,289
Delhaize Group SA(1)	1,500	94,568
Groupe Bruxelles Lambert SA(1)	1,417	120,526
KBC Groep NV(1)	3,087	151,723
Solvay SA(1)	847	127,044
UCB SA(1)	1,712	104,220
Umicore SA(1)	1,818	88,333
		2,020,739
Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.(1)	9,000	62,485
First Pacific Co., Ltd.(1)	54,000	59,503
Kerry Properties, Ltd.(1)	15,000	63,990
Li & Fung, Ltd.(1)	82,000	119,499
Seadrill, Ltd.(1)	4,953	222,437
		527,914
Brazil — 0.2%
BB Seguridade Participacoes SA	100,700	990,961
Canada — 1.7%
Athabasca Oil Corp.†	110,792	844,344
Canadian Pacific Railway, Ltd.	33,290	4,107,399
Potash Corp. of Saskatchewan, Inc.	64,969	2,031,602
Teck Resources, Ltd., Class B	76,200	2,047,683
		9,031,028
Cayman Islands — 0.8%
AAC Technologies Holdings, Inc.(1)	10,500	47,908
Ctrip.com International, Ltd. ADR†	45,178	2,639,750
MGM China Holdings, Ltd.(1)	14,400	48,314
Sands China, Ltd.(1)	32,600	202,144
Wynn Macau, Ltd.(1)	25,600	87,494
Youku Todou, Inc. ADR†	45,097	1,235,685
		4,261,295
Chile — 0.2%
Enersis SA ADR	74,200	1,191,652
China — 0.5%
China Construction Bank Corp., Class H(1)	3,038,000	2,346,820
Denmark — 1.9%
AP Moeller - Maersk A/S, Series A(1)	14	121,057
AP Moeller - Maersk A/S, Series B(1)	475	4,361,981

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Denmark (continued)
Carlsberg A/S, Class B(1)	1,507	$155,235
Coloplast A/S, Class B(1)	1,594	90,749
Danske Bank A/S†(1)	9,803	211,002
DSV A/S(1)	3,614	102,510
H. Lundbeck A/S(1)	79,467	1,732,322
Novo Nordisk A/S, Class B(1)	16,767	2,842,476
Novozymes A/S, Class B(1)	3,244	124,078
TDC A/S(1)	12,700	107,448
		9,848,858
Finland — 0.3%
Elisa Oyj(1)	2,583	61,603
Fortum Oyj(1)	6,311	142,409
Kone Oyj, Class B(1)	2,078	185,670
Metso Oyj(1)	2,133	83,721
Nokia Oyj†(1)	50,323	328,467
Nokian Renkaat Oyj(1)	1,817	92,278
Sampo, Class A(1)	5,383	231,350
Stora Enso Oyj, Class R(1)	9,943	84,266
UPM-Kymmene Oyj(1)	8,052	111,473
Wartsila Oyj Abp(1)	2,556	115,370
		1,436,607
France — 7.9%
Accor SA(1)	2,822	117,386
Air Liquide SA(1)	4,059	565,479
Alstom SA(1)	3,430	122,221
Arkema SA(1)	952	106,093
AtoS(1)	1,006	78,618
AXA SA(1)	127,184	2,951,585
BNP Paribas SA(1)	40,708	2,755,351
Bouygues SA(1)	2,651	96,781
Bureau Veritas SA(1)	2,980	93,958
Cap Gemini SA(1)	2,260	134,510
Carrefour SA(1)	8,103	277,716
Casino Guichard Perrachon SA(1)	880	90,736
CGG†(1)	2,534	58,423
Christian Dior SA(1)	776	152,242
Cie de St-Gobain(1)	5,596	277,242
Cie Generale des Etablissements Michelin(1)	2,435	270,023
Credit Agricole SA†(1)	13,611	150,199
Danone SA(1)	23,972	1,804,944
Dassault Systemes SA(1)	825	110,228
Edenred(1)	2,949	95,776
Electricite de France SA(1)	3,244	102,636
Essilor International SA(1)	2,782	299,309
Eutelsat Communications SA(1)	2,367	74,855
GDF Suez(1)	17,681	444,407
Groupe Eurotunnel SA(1)	8,142	74,221
Iliad SA(1)	296	69,066
Kering(1)	12,480	2,798,207
Klepierre(1)	1,593	69,099
L'Oreal SA(1)	3,040	522,286
Lafarge SA(1)	2,538	176,777
Lagardere SCA(1)	1,995	64,800
Legrand SA(1)	3,419	189,931
Security Description	Shares	Value (Note 2)
France (continued)
LVMH Moet Hennessy Louis Vuitton SA(1)	3,370	$664,174
Natixis(1)	13,735	65,783
Orange SA(1)	26,394	331,079
Pernod-Ricard SA(1)	29,425	3,655,984
Publicis Groupe SA(1)	2,535	201,789
Renault SA(1)	47,601	3,797,600
Rexel SA(1)	3,393	86,386
Safran SA(1)	3,271	201,566
Sanofi(1)	15,668	1,588,870
Schneider Electric SA(1)	39,483	3,340,769
SCOR SE(1)	2,320	76,880
Societe BIC SA(1)	428	49,773
Societe Generale SA(1)	65,164	3,249,870
Sodexo(1)	1,427	133,230
Suez Environnement Co.(1)	3,907	63,391
Technip SA(1)	1,472	172,899
Thales SA(1)	1,118	61,448
Total SA(1)	28,397	1,650,472
Unibail-Rodamco SE(1)	1,313	325,921
Vallourec SA(1)	44,457	2,664,523
Veolia Environnement SA(1)	4,607	78,723
Vinci SA(1)	6,410	372,736
Vivendi SA(1)	116,828	2,688,699
Zodiac Aerospace(1)	493	78,485
		40,796,155
Germany — 5.4%
Adidas AG(1)	2,858	310,368
Allianz SE(1)	5,885	925,144
BASF SE(1)	12,189	1,170,330
Bayer AG(1)	10,968	1,293,283
Bayerische Motoren Werke AG(1)	4,536	487,642
Beiersdorf AG(1)	1,295	114,994
Brenntag AG(1)	692	115,245
Commerzbank AG†(1)	13,282	152,925
Continental AG(1)	1,511	256,101
Daimler AG(1)	51,992	4,052,561
Deutsche Bank AG(1)	87,777	4,030,338
Deutsche Boerse AG(1)	31,141	2,343,318
Deutsche Lufthansa AG†(1)	4,093	79,825
Deutsche Post AG(1)	11,898	395,078
Deutsche Telekom AG(1)	37,800	548,277
E.ON SE(1)	23,971	426,369
Fresenius Medical Care AG & Co. KGaA(1)	2,957	192,346
Fresenius SE & Co. KGaA(1)	15,523	1,928,307
GEA Group AG(1)	2,918	119,812
Hannover Rueck SE(1)	1,093	80,386
HeidelbergCement AG(1)	2,012	155,178
Henkel AG & Co. KGaA(1)	1,934	171,283
Hugo Boss AG(1)	452	58,486
Infineon Technologies AG(1)	15,600	156,065
K+S AG(1)	3,089	80,074
Kabel Deutschland Holding AG	1,213	142,604
LANXESS AG(1)	1,276	82,828
Linde AG(1)	2,436	482,739

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Germany (continued)
Merck KGaA(1)	880	$137,334
Metro AG(1)	2,066	81,970
Muenchener Rueckversicherungs AG(1)	2,385	466,519
Osram Licht AG†(1)	1,409	66,147
ProSiebenSat.1 Media AG(1)	1,575	66,859
RWE AG(1)	7,428	252,857
SAP AG(1)	12,242	904,831
Siemens AG(1)	35,413	4,269,359
Suedzucker AG(1)	1,336	39,363
ThyssenKrupp AG†(1)	58,634	1,403,521
United Internet AG(1)	1,996	75,638
Volkswagen AG(1)	477	108,192
		28,224,496
Guernsey — 0.0%
Resolution, Ltd.(1)	22,532	115,959
Hong Kong — 3.3%
AIA Group, Ltd.(1)	966,400	4,549,538
Bank of East Asia, Ltd.(1)	17,600	74,492
BOC Hong Kong Holdings, Ltd.(1)	49,500	159,120
Cathay Pacific Airways, Ltd.(1)	1,318,000	2,577,102
Cheung Kong Holdings, Ltd.(1)	19,000	289,013
China Overseas Land & Investment, Ltd.(1)	542,000	1,598,469
CLP Holdings, Ltd.(1)	25,000	203,936
Galaxy Entertainment Group, Ltd.†(1)	29,000	203,945
Hang Lung Properties, Ltd.(1)	35,000	119,458
Hang Seng Bank, Ltd.(1)	10,900	177,624
Henderson Land Development Co., Ltd.(1)	15,400	95,310
Hong Kong & China Gas Co., Ltd.(1)	77,000	184,610
Hong Kong Exchanges and Clearing, Ltd.(1)	16,400	262,848
Hutchison Whampoa, Ltd.(1)	28,000	336,394
Hysan Development Co., Ltd.(1)	14,000	62,601
Link REIT(1)	30,000	147,053
MTR Corp., Ltd.(1)	20,000	79,223
New World Development Co., Ltd.(1)	61,000	91,761
Power Assets Holdings, Ltd.(1)	18,500	165,461
Sino Land Co., Ltd.(1)	50,000	73,401
SJM Holdings, Ltd.(1)	1,147,000	3,232,483
Sun Hung Kai Properties, Ltd.(1)	22,000	298,929
Swire Pacific, Ltd., Class A(1)	10,500	125,761
Swire Properties, Ltd.(1)	21,800	61,421
Wharf Holdings, Ltd.(1)	20,000	173,413
Wheelock & Co., Ltd.(1)	16,000	85,097
Yuexiu Property Co., Ltd.(1)	5,832,000	1,604,433
		17,032,896
India — 0.9%
HCL Technologies, Ltd.(1)	104,791	1,805,010
ICICI Bank, Ltd. ADR	87,713	2,673,492
		4,478,502
Security Description	Shares	Value (Note 2)
Indonesia — 0.2%
Bank Negara Indonesia Persero Tbk PT(1)	3,404,500	$1,199,537
Ireland — 0.1%
Bank of Ireland†(1)	294,615	83,745
CRH PLC(1)	10,161	244,415
Elan Corp.†(1)	7,368	115,357
James Hardie Industries PLC CDI(1)	7,250	72,245
Kerry Group PLC, Class A (ISE)(1)	1,886	114,939
Kerry Group PLC, Class A (LSE)(1)	269	16,279
		646,980
Isle of Man — 0.0%
Genting Singapore PLC(1)	98,000	112,174
Israel — 0.1%
Bank Hapoalim BM(1)	22,705	114,820
Bank Leumi Le-Israel BM†(1)	29,593	110,130
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	36,415	66,970
Teva Pharmaceutical Industries, Ltd.(1)	11,922	449,119
		741,039
Italy — 1.6%
Assicurazioni Generali SpA(1)	16,309	325,787
Atlantia SpA(1)	4,839	98,567
Enel Green Power SpA(1)	31,019	66,555
Enel SpA(1)	88,749	340,305
Eni SpA(1)	34,467	794,656
ENI SpA ADR	62,000	2,853,860
Fiat SpA†(1)	12,252	97,627
Intesa Sanpaolo SpA(1)	163,988	338,815
Luxottica Group SpA(1)	2,384	126,814
Prysmian SpA(1)	3,277	80,210
Saipem SpA(1)	3,653	79,431
Snam SpA(1)	28,116	142,485
Telecom Italia SpA(1)	138,405	114,296
Telecom Italia SpA RSP(1)	86,093	57,109
Terna Rete Elettrica Nazionale SpA(1)	22,446	101,393
UniCredit SpA(1)	382,856	2,449,981
Unione di Banche Italiane SCPA(1)	14,428	72,966
		8,140,857
Japan — 22.5%
Aeon Co., Ltd.(1)	8,700	120,160
Aeon Mall Co., Ltd.(1)	1,900	56,492
Aisin Seiki Co., Ltd.(1)	3,000	128,581
Ajinomoto Co., Inc.(1)	9,000	118,503
Amada Co., Ltd.(1)	6,000	54,280
ANA Holdings, Inc.(1)	24,000	52,426
Aozora Bank, Ltd.(1)	20,000	59,371
Arnest One Corp.(1)	36,486	860,344
Asahi Glass Co., Ltd.(1)	15,000	93,316
Asahi Group Holdings, Ltd.(1)	5,700	149,996
Asahi Kasei Corp.(1)	289,000	2,183,678
Asics Corp.(1)	2,800	48,548
Astellas Pharma, Inc.(1)	5,900	301,576
Bank of Kyoto, Ltd.(1)	7,000	61,715
Bank of Yokohama, Ltd.(1)	465,000	2,662,660
Benesse Holdings, Inc.(1)	1,500	54,584

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Bridgestone Corp.(1)	8,700	$318,464
Canon, Inc.(1)	15,500	495,325
Central Japan Railway Co.(1)	1,900	243,980
Chiba Bank, Ltd.(1)	14,000	102,478
Chubu Electric Power Co., Inc.(1)	9,300	126,762
Chugai Pharmaceutical Co., Ltd.(1)	3,700	76,118
Chugoku Electric Power Co., Inc.(1)	4,200	66,932
Credit Saison Co., Ltd.(1)	2,900	78,871
Dai Nippon Printing Co., Ltd.(1)	10,000	106,106
Dai-ichi Life Insurance Co., Ltd.(1)	11,500	164,838
Daicel Corp.(1)	6,000	54,265
Daihatsu Motor Co., Ltd.(1)	3,000	58,286
Daiichi Sankyo Co., Ltd.(1)	10,000	181,441
Daikin Industries, Ltd.(1)	3,400	180,728
Daito Trust Construction Co., Ltd.(1)	1,000	100,144
Daiwa House Industry Co., Ltd.(1)	109,000	2,043,764
Daiwa Securities Group, Inc.(1)	23,000	207,533
Denso Corp.(1)	6,500	304,543
Dentsu, Inc.(1)	3,400	129,890
Don Quijote Co., Ltd.(1)	1,000	62,772
East Japan Railway Co.(1)	28,500	2,456,650
Eisai Co., Ltd.(1)	3,700	150,702
Electric Power Development Co., Ltd.(1)	1,900	62,103
FANUC Corp.(1)	19,700	3,257,712
Fast Retailing Co., Ltd.(1)	700	264,122
Fuji Heavy Industries, Ltd.(1)	8,000	222,542
Fuji Media Holdings, Inc.(1)	172,100	3,789,670
FUJIFILM Holdings Corp.(1)	6,600	158,937
Fujitsu, Ltd.†(1)	30,000	112,232
Fukuoka Financial Group, Inc.(1)	14,000	63,411
Hajime Construction Co., Ltd.(1)	4,900	317,441
Hamamatsu Photonics KK(1)	1,700	64,173
Hankyu Hanshin Holdings, Inc.(1)	19,000	105,710
Hino Motors, Ltd.(1)	4,000	59,278
Hirose Electric Co., Ltd.(1)	500	77,012
Hisamitsu Pharmaceutical Co., Inc.(1)	1,200	67,087
Hitachi, Ltd.(1)	471,000	3,118,669
Honda Motor Co., Ltd.(1)	22,300	852,202
Hoya Corp.(1)	6,900	163,454
Hulic Co., Ltd.(1)	3,900	58,690
IHI Corp.(1)	19,000	80,331
Iida Home Max(1)	13,800	281,618
Inpex Corp.(1)	12,800	151,309
Isetan Mitsukoshi Holdings, Ltd.(1)	6,500	96,734
Isuzu Motors, Ltd.(1)	405,000	2,684,865
ITOCHU Corp.(1)	20,600	253,097
J. Front Retailing Co., Ltd.(1)	8,000	65,017
Japan Airlines Co., Ltd.(1)	23,000	1,394,017
Japan Exchange Group, Inc.(1)	72,500	1,612,335
Japan Real Estate Investment Corp.(1)	9	105,474
Japan Retail Fund Investment Corp.(1)	33	67,912
Japan Tobacco, Inc.(1)	189,800	6,853,297
JFE Holdings, Inc.(1)	7,100	185,001
JGC Corp.(1)	3,000	108,602
Joyo Bank, Ltd.(1)	15,000	80,834
Security Description	Shares	Value (Note 2)
Japan (continued)
JSR Corp.(1)	3,700	$68,950
JTEKT Corp.(1)	4,000	55,045
JX Holdings, Inc.(1)	35,100	182,543
Kajima Corp.(1)	14,000	57,234
Kansai Electric Power Co., Inc.(1)	9,600	122,315
Kansai Paint Co., Ltd.(1)	111,000	1,475,351
Kao Corp.(1)	7,100	221,848
Kawasaki Heavy Industries, Ltd.(1)	21,000	91,421
KDDI Corp.(1)	7,100	365,463
Keikyu Corp.(1)	9,000	85,323
Keio Corp.(1)	11,000	79,100
Keyence Corp.(1)	7,200	2,742,404
Kintetsu Corp.(1)	27,000	100,753
Kirin Holdings Co., Ltd.(1)	12,000	175,386
Kobe Steel, Ltd.(1)	35,000	65,240
Komatsu, Ltd.(1)	13,100	327,024
Konica Minolta, Inc.(1)	8,500	71,619
Kubota Corp.(1)	15,000	217,844
Kuraray Co., Ltd.(1)	6,200	74,479
Kurita Water Industries, Ltd.(1)	3,000	63,876
Kyocera Corp.(1)	4,800	255,742
Kyushu Electric Power Co., Inc.(1)	6,200	88,759
Lawson, Inc.(1)	1,000	78,491
LIXIL Group Corp.(1)	3,700	76,442
Makita Corp.(1)	1,800	104,729
Marubeni Corp.(1)	24,000	189,435
Mazda Motor Corp.†(1)	36,000	161,304
MEIJI Holdings Co., Ltd.(1)	1,300	71,295
Miraca Holdings, Inc.(1)	1,400	62,575
Mitsubishi Chemical Holdings Corp.(1)	21,500	100,767
Mitsubishi Corp.(1)	159,300	3,231,172
Mitsubishi Electric Corp.(1)	26,000	274,446
Mitsubishi Estate Co., Ltd.(1)	149,000	4,421,117
Mitsubishi Gas Chemical Co., Inc.(1)	6,000	50,563
Mitsubishi Heavy Industries, Ltd.(1)	41,000	235,979
Mitsubishi Materials Corp.(1)	19,000	78,704
Mitsubishi Motors Corp.†(1)	6,600	73,331
Mitsubishi Tanabe Pharma Corp.(1)	4,300	60,412
Mitsubishi UFJ Financial Group, Inc.(1)	173,200	1,111,052
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	10,800	57,382
Mitsui & Co., Ltd.(1)	24,700	359,895
Mitsui Fudosan Co., Ltd.(1)	12,000	405,591
Mitsui OSK Lines, Ltd.(1)	19,000	86,123
Mizuho Financial Group, Inc.(1)	314,000	683,474
MS&AD Insurance Group Holdings(1)	7,300	191,297
Murata Manufacturing Co., Ltd.(1)	22,400	1,716,443
Namco Bandai Holdings, Inc.(1)	2,800	52,370
NEC Corp.(1)	37,000	85,873
NGK Insulators, Ltd.(1)	5,000	76,144
NGK Spark Plug Co., Ltd.(1)	161,000	3,576,881
Nidec Corp.(1)	1,400	115,932
Nikon Corp.(1)	4,800	83,810
Nintendo Co., Ltd.(1)	15,700	1,784,031
Nippon Building Fund, Inc.(1)	10	124,545

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Nippon Express Co., Ltd.(1)	15,000	$75,397
Nippon Steel & Sumitomo Metal Corp.(1)	103,000	351,118
Nippon Telegraph & Telephone Corp.(1)	6,100	316,618
Nippon Yusen KK(1)	24,000	76,034
Nissan Motor Co., Ltd.(1)	199,400	2,007,606
Nitori Holdings Co., Ltd.(1)	750	68,793
Nitto Denko Corp.(1)	2,300	150,687
NKSJ Holdings, Inc.(1)	4,900	126,436
Nomura Holdings, Inc.(1)	50,000	390,434
Nomura Real Estate Holdings, Inc.(1)	2,100	51,722
Nomura Research Institute, Ltd.(1)	1,700	59,217
NSK, Ltd.(1)	173,000	1,774,791
NTT Data Corp.(1)	1,900	64,191
NTT DOCOMO, Inc.(1)	21,400	347,683
Obayashi Corp.(1)	10,000	59,821
Odakyu Electric Railway Co., Ltd.(1)	11,000	109,532
OJI Holdings Corp.(1)	14,000	65,770
Olympus Corp.†(1)	3,400	103,488
Omron Corp.(1)	48,300	1,747,992
Ono Pharmaceutical Co., Ltd.(1)	1,300	80,089
Oriental Land Co., Ltd.(1)	700	115,869
ORIX Corp.(1)	181,800	2,975,463
Osaka Gas Co., Ltd.(1)	29,000	123,769
Otsuka Holdings Co., Ltd.(1)	5,100	148,062
Panasonic Corp.(1)	30,300	293,675
Park24 Co., Ltd.(1)	39,500	703,363
Rakuten, Inc.(1)	323,200	4,911,189
Resona Holdings, Inc.(1)	28,000	143,401
Ricoh Co., Ltd.(1)	9,000	104,202
Rohm Co., Ltd.(1)	1,900	78,157
Santen Pharmaceutical Co., Ltd.(1)	1,200	58,302
Secom Co., Ltd.(1)	3,100	194,566
Sega Sammy Holdings, Inc.(1)	2,700	78,214
Sekisui Chemical Co., Ltd.(1)	7,000	71,497
Sekisui House, Ltd.(1)	8,000	107,856
Seven & I Holdings Co., Ltd.(1)	10,400	380,941
Seven Bank, Ltd.(1)	994,403	3,332,307
Sharp Corp.†(1)	17,000	62,769
Shikoku Electric Power Co., Inc.(1)	2,600	44,334
Shimano, Inc.(1)	1,200	107,369
Shimizu Corp.(1)	12,000	58,818
Shin-Etsu Chemical Co., Ltd.(1)	32,000	1,964,561
Shinsei Bank, Ltd.(1)	24,000	58,373
Shionogi & Co., Ltd.(1)	4,800	101,149
Shiseido Co., Ltd.(1)	6,000	108,081
Shizuoka Bank, Ltd.(1)	9,000	102,712
SMC Corp.(1)	700	167,100
Softbank Corp.(1)	12,900	896,516
Sony Corp.(1)	13,500	289,265
Sony Financial Holdings, Inc.(1)	3,300	60,677
Stanley Electric Co., Ltd.(1)	3,100	66,107
Sugi Pharmacy Co., Ltd.(1)	71,400	3,064,842
Sumco Corp.(1)	141,600	1,151,184
Sumitomo Chemical Co., Ltd.(1)	25,000	95,437
Security Description	Shares	Value (Note 2)
Japan (continued)
Sumitomo Corp.(1)	211,200	$2,852,345
Sumitomo Electric Industries, Ltd.(1)	11,100	161,129
Sumitomo Metal Mining Co., Ltd.(1)	8,000	113,413
Sumitomo Mitsui Financial Group, Inc.(1)	17,300	839,880
Sumitomo Mitsui Trust Holdings, Inc.(1)	47,000	233,415
Sumitomo Realty & Development Co., Ltd.(1)	5,000	238,453
Sumitomo Rubber Industries, Ltd.(1)	4,000	61,919
Suntory Beverage & Food, Ltd.†(1)	2,100	70,865
Suzuki Motor Corp.(1)	5,100	122,513
Sysmex Corp.(1)	1,200	76,916
T&D Holdings, Inc.(1)	8,900	110,574
Tact Home Co., Ltd.(1)	130	287,822
Taiheiyo Cement Corp.(1)	17,000	74,489
Taisei Corp.(1)	16,000	78,946
Takeda Pharmaceutical Co., Ltd.(1)	10,900	515,585
TDK Corp.(1)	1,900	74,758
Terumo Corp.(1)	2,400	123,517
Tobu Railway Co., Ltd.(1)	18,000	95,198
Tohoku Electric Power Co., Inc.(1)	6,200	76,492
Tokio Marine Holdings, Inc.(1)	9,300	305,089
Tokyo Electric Power Co., Inc.†(1)	18,900	117,626
Tokyo Electron, Ltd.(1)	2,600	139,860
Tokyo Gas Co., Ltd.(1)	34,000	186,892
Tokyo Tatemono Co., Ltd.(1)	6,000	55,263
Tokyu Corp.(1)	17,000	121,601
Tokyu Land Corp.(6)	7,000	72,710
Toppan Printing Co., Ltd.(1)	11,000	88,937
Toray Industries, Inc.(1)	24,000	158,254
Toshiba Corp.(1)	58,000	261,448
TOTO, Ltd.(1)	5,000	70,228
Touei Housing Corp.(1)	12,200	287,505
Toyo Seikan Group Holdings, Ltd.(1)	3,500	68,866
Toyota Industries Corp.(1)	2,600	112,608
Toyota Motor Corp.(1)	102,000	6,541,376
Toyota Tsusho Corp.(1)	3,300	86,409
Trend Micro, Inc.(1)	1,600	59,729
Unicharm Corp.(1)	1,700	99,508
United Urban Investment Corp.(1)	38	58,012
West Japan Railway Co.(1)	2,700	115,819
Yahoo Japan Corp.(1)	19,700	112,170
Yakult Honsha Co., Ltd.(1)	1,300	65,246
Yamada Denki Co., Ltd.(1)	17,800	52,641
Yamaha Motor Co., Ltd.(1)	160,900	2,365,024
Yamato Holdings Co., Ltd.(1)	5,200	117,560
Yamazaki Baking Co., Ltd.(1)	3,000	32,429
Yokogawa Electric Corp.(1)	3,900	55,728
		116,585,347
Jersey — 3.6%
Experian PLC(1)	13,265	252,661
Genel Genergy PLC†(1)	130,676	1,987,781
Glencore Xstrata PLC(1)	580,579	3,166,956
Petrofac, Ltd.(1)	103,223	2,351,436
Randgold Resources, Ltd.(1)	1,110	79,591

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Jersey (continued)
Shire PLC(1)	97,521	$3,904,774
Wolseley PLC(1)	3,669	189,962
WPP PLC(1)	325,397	6,698,860
		18,632,021
Luxembourg — 1.4%
ArcelorMittal (NYSE)	147,300	2,013,591
ArcelorMittal(1)	15,102	207,694
Millicom International Cellular SA SDR(1)	983	86,882
Samsonite International SA(1)	1,636,800	4,564,633
SES SA FDR(1)	4,909	140,507
Subsea 7 SA(1)	4,170	86,673
Tenaris SA(1)	6,319	148,093
		7,248,073
Marshall Islands — 0.3%
Ocean Rig UDW, Inc.†	89,751	1,633,468
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	159,000	65,952
Mexico — 0.8%
Fibra Uno Administracion SA de CV	62,672	173,755
Macquarie Mexico Real Estate Management SA de CV†	982,200	1,680,084
OHL Mexico SAB de CV†	843,400	2,219,728
		4,073,567
Netherlands — 4.6%
Aegon NV(1)	346,467	2,565,472
Akzo Nobel NV(1)	3,207	210,820
ASML Holding NV(1)	4,705	464,042
CNH Industrial NV†	12,923	165,738
DE Master Blenders 1753 NV†(1)	7,261	122,140
Delta Lloyd NV(1)	2,949	62,650
European Aeronautic Defence and Space Co. NV(1)	7,765	494,936
Fugro NV CVA(1)	972	59,303
Gemalto NV(1)	1,131	121,483
Heineken Holding NV(1)	28,242	1,786,855
Heineken NV(1)	2,962	209,752
ING Groep NV CVA†(1)	485,058	5,504,064
Koninklijke Ahold NV(1)	133,849	2,319,154
Koninklijke DSM NV(1)	2,092	157,900
Koninklijke KPN NV†(1)	44,393	141,493
Koninklijke Philips NV(1)	12,450	401,520
Koninklijke Vopak NV(1)	43,600	2,496,453
LyondellBasell Industries NV, Class A	45,528	3,334,015
OCI†(1)	1,274	43,045
QIAGEN NV†(1)	4,094	88,263
Randstad Holding NV(1)	1,956	110,221
Reed Elsevier NV(1)	9,822	197,397
STMicroelectronics NV†(1)	10,381	95,682
TNT Express NV(1)	5,235	47,730
Unilever NV CVA(1)	64,029	2,491,703
Wolters Kluwer NV(1)	5,073	130,627
Ziggo NV(1)	1,936	78,435
		23,900,893
Security Description	Shares	Value (Note 2)
New Zealand — 0.0%
Fletcher Building, Ltd.(1)	11,504	$90,778
Telecom Corp. of New Zealand, Ltd.(1)	34,874	67,352
		158,130
Norway — 2.0%
Algeta ASA†(1)	41,011	1,584,016
DNB ASA(1)	220,484	3,348,981
Gjensidige Forsikring ASA(1)	3,934	59,418
Norsk Hydro ASA(1)	18,113	75,116
Orkla ASA(1)	12,729	92,731
Statoil ASA(1)	15,140	343,932
Storebrand ASA†(1)	319,257	1,769,593
Telenor ASA(1)	127,358	2,910,834
Yara International ASA(1)	2,652	109,539
		10,294,160
Philippines — 0.4%
LT Group, Inc.(1)	4,571,900	1,891,926
Portugal — 0.7%
EDP - Energias de Portugal SA(1)	34,248	125,125
Galp Energia SGPS SA(1)	197,741	3,295,377
Jeronimo Martins SGPS SA(1)	4,829	99,195
		3,519,697
Singapore — 0.5%
Ascendas Real Estate Investment Trust(1)	45,000	81,820
CapitaLand, Ltd.(1)	45,000	110,950
CapitaMall Trust(1)	53,000	82,826
ComfortDelGro Corp., Ltd.(1)	46,000	72,289
DBS Group Holdings, Ltd.(1)	23,000	301,232
Global Logistic Properties, Ltd.(1)	50,000	115,277
Keppel Corp., Ltd.(1)	21,000	174,461
Oversea-Chinese Banking Corp., Ltd.(1)	36,000	295,660
SembCorp Industries, Ltd.(1)	19,000	80,131
Singapore Airlines, Ltd.(1)	12,000	99,651
Singapore Exchange, Ltd.(1)	19,000	110,011
Singapore Press Holdings, Ltd.(1)	36,000	117,977
Singapore Technologies Engineering, Ltd.(1)	24,000	79,833
Singapore Telecommunications, Ltd.(1)	104,000	309,441
United Overseas Bank, Ltd.(1)	18,000	296,810
Wilmar International, Ltd.(1)	30,000	75,823
		2,404,192
South Korea — 1.1%
DGB Financial Group, Inc.(1)	45,020	677,163
LG Chem, Ltd.(1)	9,907	2,828,585
Samsung Electronics Co., Ltd.(1)	1,781	2,254,931
		5,760,679
Spain — 2.2%
Abertis Infraestructuras SA(1)	5,106	99,497
ACS Actividades de Construccion y Servicios SA(1)	2,207	70,415
Amadeus IT Holding SA, Class A(1)	5,125	181,877
Banco Bilbao Vizcaya Argentaria SA(1)	273,520	3,072,863

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Spain (continued)
Banco de Sabadell SA(1)	42,790	$107,754
Banco Popular Espanol SA†(1)	18,395	99,614
Banco Santander SA(1)	150,050	1,230,090
Bankia SA†(1)	58,653	63,881
CaixaBank(1)	17,416	76,490
Distribuidora Internacional de Alimentacion SA(1)	8,439	73,468
Enagas SA(1)	2,871	70,556
Ferrovial SA(1)	5,271	95,051
Gas Natural SDG SA(1)	4,478	93,867
Grifols SA(1)	2,212	90,838
Iberdrola SA(1)	64,802	377,844
Inditex SA(1)	2,946	455,241
International Consolidated Airlines Group SA†(1)	15,589	85,566
Mediaset Espana Comunicacion SA†(1)	141,159	1,630,777
Obrascon Huarte Lain SA(1)	49,822	1,895,992
Red Electrica Corp. SA(1)	1,683	96,076
Repsol SA(1)	11,400	283,560
Telefonica SA(1)	55,224	863,100
		11,114,417
Sweden — 3.0%
Alfa Laval AB(1)	4,560	110,077
Assa Abloy AB, Class B(1)	4,200	192,840
Atlas Copco AB, Class A(1)	8,416	246,550
Atlas Copco AB, Class B(1)	5,976	158,024
Boliden AB(1)	4,441	66,571
Electrolux AB, Series B(1)	55,972	1,454,120
Elekta AB, Series B(1)	108,920	1,753,339
Getinge AB, Class B(1)	3,170	113,321
Hennes & Mauritz AB, Class B(1)	12,575	546,916
Hexagon AB, Class B(1)	80,240	2,418,303
Investment AB Kinnevik, Class B(1)	3,040	105,384
Investor AB, Class B(1)	6,456	195,899
Lundin Petroleum AB†(1)	2,771	59,774
Nordea Bank AB(1)	35,602	430,141
Sandvik AB(1)	15,140	209,269
Scania AB, Class B(1)	4,466	95,628
Securitas AB, Class B(1)	4,850	55,406
Skandinaviska Enskilda Banken AB, Class A(1)	20,335	215,551
Skanska AB, Class B(1)	4,650	89,451
SKF AB, Class B(1)	5,609	156,193
Svenska Cellulosa AB SCA, Class B(1)	7,650	193,032
Svenska Handelsbanken AB, Class A(1)	6,425	274,901
Swedbank AB, Class A(1)	11,755	274,153
Swedish Match AB(1)	3,049	107,626
Swedish Orphan Biovitrum AB†(1)	88,957	886,496
Tele2 AB, Series B(1)	5,461	69,862
Telefonaktiebolaget LM Ericsson, Class B(1)	356,390	4,746,839
TeliaSonera AB(1)	30,547	234,086
Volvo AB, Class B(1)	20,463	306,558
		15,766,310
Security Description	Shares	Value (Note 2)
Switzerland — 6.4%
ABB, Ltd.(1)	29,309	$692,386
Actelion, Ltd.(1)	1,578	112,042
Adecco SA(1)	2,073	148,060
Aryzta AG(1)	1,619	108,219
Baloise Holding AG(1)	981	108,480
Barry Callebaut AG†(1)	63	63,219
Cie Financiere Richemont SA(1)	40,524	4,049,847
Coca-Cola HBC AG†(1)	3,196	95,790
Credit Suisse Group AG(1)	20,534	629,229
Geberit AG(1)	540	145,853
Givaudan SA(1)	110	160,904
Holcim, Ltd.(1)	3,292	245,079
Julius Baer Group, Ltd.(1)	3,292	153,674
Kuehne & Nagel International AG(1)	20,849	2,731,078
Lindt & Spruengli AG(1)	2	94,993
Lindt & Spruengli AG (Participation Certificate)(1)	12	49,257
Lonza Group AG(1)	976	79,889
Nestle SA(1)	42,598	2,983,655
Novartis AG(1)	35,992	2,766,553
Novartis AG ADR	16,600	1,273,386
Panalpina Welttransport Holding AG(1)	15,079	2,221,453
Partners Group Holding AG(1)	340	83,296
Roche Holding AG(1)	26,133	7,049,578
Schindler Holding AG(SIX)(1)	517	77,732
Schindler Holding AG(LSE)(1)	503	73,006
SGS SA(1)	79	188,870
Sika AG(1)	37	107,867
Sonova Holding AG(1)	801	99,555
Swatch Group AG(SIX)(1)	939	105,730
Swatch Group AG (ESE)(1)	386	249,009
Swiss Life Holding AG†(1)	538	101,854
Swiss Re AG(1)	18,170	1,502,949
Swisscom AG(1)	344	165,519
Syngenta AG(1)	6,334	2,587,773
Transocean, Ltd.(1)	4,816	214,403
UBS AG(1)	49,193	1,006,397
Zurich Insurance Group AG(1)	1,990	512,514
		33,039,098
Taiwan — 1.0%
Siliconware Precision Industries Co. ADR	352,900	2,039,762
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	980,000	3,332,105
		5,371,867
Thailand — 0.9%
Bangkok Bank PCL NVDR(1)	309,300	1,952,128
Bangkok Bank PCL(1)	414,300	2,602,386
		4,554,514
Turkey — 0.1%
Turkiye Halk Bankasi AS(1)	92,140	675,016
United Kingdom — 15.1%
3i Group PLC(1)	17,174	101,179
Aberdeen Asset Management PLC(1)	15,602	95,675
Admiral Group PLC(1)	2,541	50,734

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
United Kingdom (continued)
Aggreko PLC(1)	3,934	$102,185
Alent PLC(1)	366,433	2,106,705
AMEC PLC(1)	4,601	80,068
Anglo American PLC(1)	19,096	469,587
Antofagasta PLC(1)	6,086	80,783
ARM Holdings PLC(1)	189,113	3,027,822
Associated British Foods PLC(1)	4,702	142,955
AstraZeneca PLC(1)	16,317	848,007
Aviva PLC(1)	41,922	269,079
Babcock International Group PLC(1)	5,852	113,270
BAE Systems PLC(1)	42,147	309,926
Barclays PLC(1)	820,267	3,529,147
Berkeley Group Holdings PLC(1)	61,184	2,055,330
BG Group PLC(1)	45,640	872,470
BHP Billiton PLC(1)	28,102	827,709
BP PLC(1)	488,857	3,429,760
British American Tobacco PLC(1)	25,077	1,330,598
British Land Co. PLC(1)	14,597	136,661
British Sky Broadcasting Group PLC(1)	14,646	206,431
BT Group PLC(1)	106,022	587,464
Bunzl PLC(1)	4,613	99,879
Burberry Group PLC(1)	6,087	161,197
Capita PLC(1)	9,303	149,941
Carnival PLC(1)	2,709	91,796
Centrica PLC(1)	67,051	401,650
Cobham PLC(1)	15,784	73,384
Compass Group PLC(1)	24,598	338,173
Croda International PLC(1)	2,143	92,133
Diageo PLC(1)	32,805	1,042,432
Electrocomponents PLC(1)	104,507	466,657
Fresnillo PLC(1)	2,479	39,077
G4S PLC(1)	21,522	88,622
GKN PLC(1)	24,079	133,316
GlaxoSmithKline PLC(1)	64,725	1,626,729
Hammerson PLC(1)	12,095	98,103
Hargreaves Lansdown PLC(1)	3,299	52,315
HSBC Holdings PLC(1)	426,007	4,616,729
IMI PLC(1)	4,438	104,578
Imperial Tobacco Group PLC(1)	58,623	2,171,986
Inmarsat PLC(1)	7,040	80,873
InterContinental Hotels Group PLC(1)	3,981	116,346
Intertek Group PLC(1)	2,413	129,064
Invensys PLC(1)	8,837	71,350
ITV PLC(1)	50,135	142,324
J Sainsbury PLC(1)	18,151	115,171
Johnson Matthey PLC(1)	3,024	137,505
Kingfisher PLC(1)	32,980	205,777
Land Securities Group PLC(1)	11,563	172,041
Legal & General Group PLC(1)	79,996	254,458
Lloyds Banking Group PLC†(1)	1,474,801	1,759,531
London Stock Exchange Group PLC(1)	2,939	73,133
Marks & Spencer Group PLC(1)	22,777	183,166
Meggitt PLC(1)	10,954	97,317
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Melrose Industries PLC(1)	20,177	$97,890
National Grid PLC(1)	149,801	1,772,174
Next PLC(1)	2,244	187,630
Old Mutual PLC(1)	69,808	212,025
Pearson PLC(1)	11,708	238,303
Persimmon PLC(1)	4,301	75,617
Prudential PLC(1)	256,932	4,789,877
Reckitt Benckiser Group PLC(1)	43,980	3,218,200
Reed Elsevier PLC(1)	16,842	226,856
Rexam PLC(1)	12,191	95,019
Rio Tinto PLC(1)	63,385	3,104,225
Rio Tinto PLC ADR	74,300	3,622,868
Rolls-Royce Holdings PLC(1)	23,888	430,504
Royal Bank of Scotland Group PLC†(1)	28,632	166,449
Royal Dutch Shell PLC, Class A(1)	52,215	1,724,739
Royal Dutch Shell PLC, Class B(1)	32,105	1,109,632
RSA Insurance Group PLC(1)	53,970	105,657
SABMiller PLC(1)	73,597	3,751,685
Sage Group PLC(1)	19,075	101,818
Schroders PLC(1)	1,733	72,276
Serco Group PLC(1)	8,659	76,578
Severn Trent PLC(1)	3,703	105,716
Smith & Nephew PLC(1)	13,310	166,165
Smiths Group PLC(1)	5,972	135,187
SSE PLC(1)	12,299	293,750
Standard Chartered PLC(1)	106,925	2,564,566
Standard Life PLC(1)	31,927	178,538
Tate & Lyle PLC(1)	176,015	2,099,120
Tesco PLC(1)	389,894	2,266,635
Travis Perkins PLC(1)	3,530	94,252
Tullow Oil PLC(1)	108,434	1,798,973
Unilever PLC(1)	62,489	2,413,431
United Utilities Group PLC(1)	9,906	110,842
Vodafone Group PLC(1)	1,196,114	4,217,769
Weir Group PLC(1)	3,185	120,189
Whitbread PLC(1)	2,692	129,092
William Hill PLC(1)	12,247	79,778
WM Morrison Supermarkets PLC(1)	32,022	145,184
		78,259,507
Total Common Stock (cost $431,638,515)		494,020,363
PREFERRED SECURITIES — 0.8%
Brazil — 0.6%
AES Tiete SA†	173,100	1,679,218
Cia de Gas de Sao Paulo	50,400	1,317,363
		2,996,581
Germany — 0.2%
Bayerische Motoren Werke AG(1)	564	46,005
Henkel AG & Co. KGaA(1)	2,223	229,052
Porsche Automobil Holding SE(1)	2,094	182,984
Volkswagen AG(1)	1,847	435,360
		893,401
Total Preferred Securities (cost $3,545,725)		3,889,982

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.1%
iShares MSCI EAFE Index Fund	58,061	$3,703,711
WisdomTree India Earnings Fund	141,545	2,168,470
Total Exchange-Traded Funds (cost $5,632,336)		5,872,181
RIGHTS† — 0.0%
Spain — 0.0%
Abertis Infraestructuras SA Expires 10/18/2013	5,106	4,967
BBVA Expires 10/17/2013	273,520	37,373
		42,340
United Kingdom — 0.0%
Barclays PLC Expires 10/02/2013 (subscription price 1.85 GBP)	164,020	214,417
Total Rights (cost $40,943)		256,757
Total Long-Term Investment Securities (cost $440,857,519)		504,039,283
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Commercial Paper — 0.5%
Societe Generale North America 0.01% due 10/01/2013	$2,700,000	2,700,000
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/2013	1,795,000	1,795,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.00% due 12/26/2013(4)	740,000	739,982
Total Short-Term Investment Securities (cost $5,234,999)		5,234,982
REPURCHASE AGREEMENT — 0.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount $2,001,000 collateralized by $2,040,000 of United States Treasury Notes, bearing interest at 0.88% due 02/28/2017 and having an approximate value of $2,044,029	2,001,000	2,001,000
Security Description	Principal Amount	Value (Note 2)
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount $1,795,000 collateralized by $1,820,000 of United States Treasury Notes, bearing interest at 1.75% due 03/31/2014 and having an approximate value of $1,835,213	$1,795,000	$1,795,000
Total Repurchase Agreements (cost $3,796,000)		3,796,000
TOTAL INVESTMENTS (cost $449,888,518)(3)	98.9%	513,070,265
Other assets less liabilities	1.1	5,553,785
NET ASSETS	100.0%	$518,624,050

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2013. The aggregate value of these securities was $455,925,627 representing 87.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  See Note 4 for cost of investments on a tax basis.

(4)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)  Illiquid security. At September 30, 2013 the aggregate value of these securities wa $0 representing 0.0% of net assets.

(6)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

ADR — American Depository Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ESE — Equiduct Stock Exhange

FDR — Fiduciary Depository Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

NVDR — Non-Voting Depository Receipt

NYSE — New York Stock Exchange

RSP — Risparmio Shares – Savings Shares or the Italian Stock Exchange

SDR — Swedish Depository Receipt

SIX — Swiss Stock Exhange

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
32	Long	MSCI E-Mini Index	December 2013	$2,889,401	$2,904,320	$14,919

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse AG	JPY	616,000,000	USD	6,180,395	10/24/2013	$—	$(85,947)
HSBC Bank USA, N.A.	JPY	632,000,000	USD	6,357,121	10/31/2013	—	(72,236)
JPMorgan Chase Bank	JPY	690,000,000	USD	6,964,634	10/10/2013	—	(55,365)
Royal Bank of Canada	JPY	345,000,000	USD	3,501,774	10/03/2013	—	(8,089)
	JPY	345,000,000	USD	3,532,592	11/07/2013	22,756	—
	USD	3,532,303	JPY	345,000,000	10/03/2013	—	(22,440)
						22,756	(30,529)
Net Unrealized Appreciation (Depreciation)						$22,756	$(244,077)

JPY — Japanese Yen

USD — United States Dollar

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Australia	$—	$13,238,026	$0	$13,238,026
Austria	—	2,689,034	0	2,689,034
Brazil	990,961	—	—	990,961
Canada	9,031,028	—	—	9,031,028
Cayman Islands	3,875,435	385,860	—	4,261,295
Chile	1,191,652	—	—	1,191,652
France	—	40,796,155	—	40,796,155
Germany	142,604	28,081,892	—	28,224,496
India	2,673,492	1,805,010	—	4,478,502
Italy	2,853,860	5,286,997	—	8,140,857
Japan	—	116,585,347	—	116,585,347
Luxembourg	2,013,591	5,234,482	—	7,248,073
Marshall Islands	1,633,468	—	—	1,633,468
Mexico	4,073,567	—	—	4,073,567
Netherlands	3,499,753	20,401,140	—	23,900,893
Switzerland	1,273,386	31,765,712	—	33,039,098
Taiwan	2,039,762	3,332,105	—	5,371,867
United Kingdom	3,622,868	74,636,639	—	78,259,507
Other Countries*	—	110,866,537	—	110,866,537
Preferred Securities:
Brazil	2,996,581	—	—	2,996,581
Germany	—	893,401	—	893,401
Exchange-Traded Funds	5,872,181	—	—	5,872,181
Rights	256,757	—	—	256,757
Short-Term Investment Securities:
Commercial Paper	—	2,700,000	—	2,700,000
Time Deposits	—	1,795,000	—	1,795,000
U.S. Government Treasuries	—	739,982	—	739,982
Repurchase Agreements	—	3,796,000	—	3,796,000
Other Financial Instruments:+
Open Futures Contracts – Appreciation	14,919	—	—	14,919
Open Forward Currency Contracts – Appreciation	—	22,756	—	22,756
Total	$48,055,865	$465,052,075	$—	$513,107,940
Liabilities:
Other Financial Instruments:+
Open Forward Currency Contracts – Depreciation	$—	$244,077	$—	$244,077

*  Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $419,649,803 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
United States Treasury Notes	23.8%
Government National Mtg. Assoc.	11.0
U.S. Government Treasuries	7.5
United States Treasury Bonds	5.2
Federal National Mtg. Assoc.	4.8
Diversified Banking Institutions	4.4
Federal Home Loan Mtg. Corp.	4.2
Diversified Financial Services	4.0
U.S. Government Agencies	2.7
Electric-Integrated	2.0
Investment Companies	1.9
Repurchase Agreements	1.9
Banks-Commercial	1.8
Sovereign	1.4
Oil Companies-Exploration & Production	1.4
Telephone-Integrated	1.4
Oil Companies-Integrated	1.1
Real Estate Investment Trusts	1.0
Banks-Super Regional	0.9
Pipelines	0.9
Cable/Satellite TV	0.8
Multimedia	0.8
Medical-Drugs	0.7
Insurance-Life/Health	0.6
Exchange-Traded Funds	0.6
Medical-HMO	0.6
Brewery	0.5
U.S. Municipal Bonds & Notes	0.5
Federal Home Loan Bank	0.5
Finance-Auto Loans	0.5
Insurance-Multi-line	0.4
Finance-Investment Banker/Broker	0.4
Diversified Manufacturing Operations	0.4
Tobacco	0.3
Computer Services	0.3
Food-Misc./Diversified	0.3
Transport-Rail	0.3
Medical-Biomedical/Gene	0.3
Retail-Discount	0.3
Aerospace/Defense-Equipment	0.3
Cellular Telecom	0.3
Oil & Gas Drilling	0.2
Paper & Related Products	0.2
Computers	0.2
Insurance Brokers	0.2
Savings & Loans/Thrifts	0.2
Diversified Minerals	0.2
Auto-Cars/Light Trucks	0.2
Insurance-Reinsurance	0.2
Retail-Building Products	0.2
Non-Hazardous Waste Disposal	0.2
Finance-Credit Card	0.2
Special Purpose Entities	0.2
Medical-Generic Drugs	0.2
Medical Labs & Testing Services	0.2
Insurance-Property/Casualty	0.2
Beverages-Non-alcoholic	0.1
Banks-Fiduciary	0.1
Trucking/Leasing	0.1
Chemicals-Diversified	0.1
Metal-Diversified	0.1
Steel-Producers	0.1
Telecom Services	0.1
Aerospace/Defense	0.1%
Finance-Other Services	0.1
Security Services	0.1
Retail-Drug Store	0.1
Enterprise Software/Service	0.1
Insurance-Mutual	0.1
Metal-Copper	0.1
Agricultural Operations	0.1
Finance-Consumer Loans	0.1
Medical Products	0.1
Retail-Automobile	0.1
Beverages-Wine/Spirits	0.1
Electronics-Military	0.1
Airlines	0.1
Electric-Transmission	0.1
Television	0.1
Gas-Distribution	0.1
Oil Refining & Marketing	0.1
Banks-Money Center	0.1
Advertising Agencies	0.1
Medical-Hospitals	0.1
Regional Authority	0.1
Retail-Auto Parts	0.1
Real Estate Operations & Development	0.1
Food-Retail	0.1
Cosmetics & Toiletries	0.1
E-Commerce/Products	0.1
Rental Auto/Equipment	0.1
Diversified Operations	0.1
Casino Hotels	0.1
Soap & Cleaning Preparation	0.1
Retail-Restaurants	0.1
Semiconductor Components-Integrated Circuits	0.1
Electric-Distribution	0.1
Independent Power Producers	0.1
Computers-Memory Devices	0.1
Schools	0.1
Office Automation & Equipment	0.1
Publishing-Newspapers	0.1
Transport-Equipment & Leasing	0.1
Investment Management/Advisor Service	0.1
100.8%
Credit Quality†#
Aaa	54.5%
Aa	3.5
A	12.7
Baa	23.2
Ba	2.0
B	1.5
Caa	0.7
Ca	0.1
Not Rated@	1.8
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 2.8%
Diversified Financial Services — 2.8%
Ally Master Owner Trust FRS Series 2013-2, Class A 0.63% due 04/15/2018	$950,000	$947,817
AmeriCredit Automobile Receivables Trust Series 2012-4, Class B 1.31% due 11/08/2017	300,000	299,824
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class B 1.59% due 07/10/2017	139,000	139,936
ARI Fleet Lease Trust FRS Series 2012-B, Class A 0.48% due 01/15/2021*	266,580	266,120
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(1)	641,053	637,769
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(1)	450,682	442,951
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	190,760	183,113
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-1, Class A5 5.26% due 11/10/2042(2)	170,210	177,972
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(2)	100,000	93,672
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.74% due 01/25/2035(1)	566,600	551,065
Bear Stearns ALT-A Trust FRS Series 2004-10, Class 1A3 1.18% due 09/25/2034(1)	530,924	526,094
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR8, Class A4 4.67% due 06/11/2041(2)	39,660	41,524
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2005-T18, Class A4 4.93% due 02/13/2042(2)	288,513	300,604
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2005-T20, Class A4A 5.14% due 10/12/2042(2)	35,000	37,447
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(2)	28,017	31,273
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/2041(2)	300,000	330,376
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-T22, Class A4 5.58% due 04/12/2038(2)	$120,001	$130,590
Cabela's Master Credit Card Trust Series 2013-1A, Class A 2.71% due 02/17/2026*	400,000	378,120
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	348,000	348,975
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	128,000	134,759
Citibank Omni Master Trust, Series 2009-A17, Class A17 4.90% due 11/15/2018*	431,000	451,205
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 12/10/2049(2)	1,000,000	1,130,867
Citigroup Commercial Mtg.Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(2)	95,000	108,259
CD Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/2044(2)	75,000	79,950
CD Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.30% due 01/15/2046(2)	50,000	53,793
CNH Equipment Trust Series 2012-D, Class A2 0.45% due 04/15/2016	320,000	319,960
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.00% due 12/10/2049(2)	230,000	258,943
Commercial Mtg. Pass Through Certs. Series 2012-CR5, Class A4 2.77% due 12/10/2045(2)	45,000	42,176
Commercial Mtg. Pass Through Certs. Series 2013-CR9, Class A3 4.26% due 07/10/2045(2)	130,000	132,987
Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(2)	135,000	127,438
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(2)	150,025	164,179
Commercial Mtg. Trust VRS Series 2007-C9, Class A4 5.80% due 12/10/2049(2)	1,500,000	1,706,388
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	149,961	150,457
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.55% due 12/25/2034	225,543	211,432

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	$100,000	$99,752
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	9,763	9,682
CSFB Mtg. Securities Corp. Series 2005-C2, Class A4 4.83% due 04/15/2037(2)	127,000	132,497
CW Capital Cobalt, Ltd., Series 2006-C1, Class A4 5.22% due 08/15/2048(2)	91,000	98,717
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	625,600	671,812
Entergy Arkansas Restoration Funding LLC Series 2010-A, Class A1 2.30% due 08/01/2021	422,756	434,833
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*	292,771	291,831
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(1)	269,225	270,431
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	226,000	225,208
FREMF Mtg. Trust VRS Series 2012-K19, Class B 4.04% due 05/25/2045*(2)	20,037	18,950
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(2)	75,000	79,389
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.74% due 12/10/2049(2)	175,000	196,560
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	208,000	207,084
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A3 2.77% due 11/10/2045(2)	170,000	159,461
GS Mtg. Securities Corp. II Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(2)	325,000	325,061
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	128,000	126,758
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	124,000	124,398
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	$70,000	$69,432
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(2)	485,917	472,694
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C8, Class A3 2.83% due 10/15/2045(2)	200,000	188,947
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(2)	100,000	100,392
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB13, Class A4 5.24% due 01/12/2043(2)	350,000	374,685
JP Morgan Chase Commercial Mtg. Securities Trust Series 2005-CB11, Class A4 5.34% due 08/12/2037(2)	193,103	201,933
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class A4 5.40% due 05/15/2045(2)	60,000	65,665
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/2030(2)	120,000	126,715
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(2)	207,497	228,254
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.15% due 04/15/2041(2)	100,000	115,624
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class A4 4.75% due 06/12/2043(2)	40,000	41,751
Merrill Lynch Mtg. Trust VRS Series 2003-KEY1, Class A4 5.24% due 11/12/2035(2)	75,701	75,625
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2 1.87% due 11/15/2045(2)	1,000,000	1,008,811
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	150,440	152,649
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class A4 5.16% due 10/12/2052(2)	50,000	53,621
Morgan Stanley Capital I Trust VRS Series 2007-T27, Class A4 5.65% due 06/11/2042(2)	300,000	338,936
MortgageIT Trust FRS Series 2004-2, Class A1 0.92% due 12/25/2034(1)	340,446	325,273

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Nationstar Mtg. Advance Receivable Trust Series 2013-T2A, Class A2 1.68% due 06/20/2046*	$135,000	$134,807
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.60% due 08/25/2034	66,564	68,246
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	230,635	232,306
Sequoia Mtg. Trust VRS Series 2013-6, Class A2 3.00% due 05/25/2043(1)	240,533	230,803
Sierra Receivables Funding Co., LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	49,132	49,481
Structured Asset Securities Corp. Pass Through Certs. Series 2003-33H, Class 1A1 5.50% due 10/25/2033(1)	389,373	398,467
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(1)	161,551	166,182
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	670,851	678,891
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(2)	215,000	206,116
VNO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(2)	100,000	94,097
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.24% due 10/15/2044(2)	12,915	13,732
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	100,000	109,100
Wells Fargo Commercial Mtg. Trust Series 2012-LC5, Class A3 2.92% due 10/15/2045(2)	300,000	284,396
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.63% due 06/25/2035	50,092	50,223
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/2036(1)	207,640	205,187
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	618,739	619,343
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	$382,963	$366,687
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.13% due 02/15/2044*(2)(3)	1,011,526	41,607
Total Asset Backed Securities (cost $22,483,902)		22,301,137
U.S. CORPORATE BONDS & NOTES — 25.7%
Advanced Materials — 0.0%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	75,000	78,000
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	673,000	629,970
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	320,000	307,454
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	442,010
		749,464
Aerospace/Defense-Equipment — 0.3%
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	88,000	86,130
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	513,000	515,719
Sequa Corp. Company Guar. Notes 7.00% due 12/15/2017*	55,000	55,000
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	160,000	155,424
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	1,036,000	1,246,921
		2,059,194
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 3.45% due 06/01/2023	145,000	134,385
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/2014	77,000	78,817
Cargill, Inc. Senior Notes 4.10% due 11/01/2042*	275,000	242,167

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Operations (continued)
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	$414,000	$438,499
		759,483
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	49,380	50,182
Continental Airlines, Inc. Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	280,000	270,900
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/2021	212,840	240,509
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	80,815	92,938
		654,529
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	134,000	141,370
Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.63% due 05/01/2043	260,000	224,830
Auto-Cars/Light Trucks — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	90,000	100,800
Daimler Finance North America LLC Company Guar. Notes 1.25% due 01/11/2016*	175,000	174,984
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	500,000	504,627
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	257,000	254,442
Daimler Finance North America LLC Company Guar. Notes 2.38% due 08/01/2018*	342,000	342,544
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	200,000	287,095
		1,664,492
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	97,000	99,425
Security Description	Principal Amount	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Chassix, Inc. Senior Sec. Notes 9.25% due 08/01/2018*	$50,000	$52,875
		152,300
Banks-Commercial — 0.8%
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	274,396
Branch Banking & Trust Co. Senior Notes 1.45% due 10/03/2016	600,000	603,550
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	349,484
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	249,245
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	178,000	175,744
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	650,000	700,274
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	283,139
PNC Bank NA Sub. Notes 2.70% due 11/01/2022	500,000	455,669
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	429,000	416,412
Union Bank NA Senior Notes 1.50% due 09/26/2016	279,000	280,520
Union Bank NA Senior Notes 2.63% due 09/26/2018	456,000	463,551
Wachovia Bank NA Sub. Notes 6.60% due 01/15/2038	535,000	646,665
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	299,000	308,986
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	402,000	422,089
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	441,000	437,309
		6,067,033
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	302,000	304,712

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary (continued)
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	$460,000	$448,906
State Street Corp. Sub. Notes 3.10% due 05/15/2023	165,000	153,899
		907,517
Banks-Super Regional — 0.9%
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	430,000	427,834
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	481,000	488,747
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	484,000	457,312
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	180,000	187,662
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	237,377
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	247,510
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	161,722
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	715,096
National City Corp. Senior Notes 4.90% due 01/15/2015	100,000	105,141
National City Corp. Sub. Notes 6.88% due 05/15/2019	284,000	338,870
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(5)	190,000	175,623
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	395,000	417,703
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	21,000	22,384
US Bancorp Sub. Notes 2.95% due 07/15/2022	145,000	136,411
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	617,573
Wachovia Corp. Sub. Notes 5.63% due 10/15/2016	350,000	392,168
Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	$345,000	$339,488
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	390,000	365,025
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	413,000	404,384
Wells Fargo & Co. Senior Notes 5.63% due 12/11/2017	100,000	114,886
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/2016	500,000	557,882
Wells Fargo Bank NA Sub. Notes 5.95% due 08/26/2036	250,000	282,821
		7,193,619
Beverages-Non-alcoholic — 0.1%
Coca-Cola Enterprises, Inc. Senior Notes 3.50% due 09/15/2020	300,000	302,445
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	63,000	57,724
PepsiCo, Inc. Senior Notes 2.25% due 01/07/2019	590,000	591,448
		951,617
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	610,000	612,760
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	676,000	625,379
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	488,500
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/2019	325,000	408,945
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	225,000	330,997
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/2042	405,000	394,649
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	655,000	660,215
		3,521,445

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	$250,000	$276,791
Building & Construction Products-Misc. — 0.0%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	210,000	223,190
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	209,000	219,450
Cable/Satellite TV — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	206,000	197,760
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	875,000	829,742
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	629,081
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	540,000	666,478
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	230,000	198,523
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	50,000	44,401
COX Communications, Inc. Senior Notes 5.50% due 10/01/2015	315,000	339,442
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	224,922
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/2016	400,000	413,504
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	705,000	658,011
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	150,000	153,563
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	238,000	202,487
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	100,000	98,756
Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	$300,000	$278,250
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	110,000	139,395
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	265,000	247,237
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	326,246
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	225,000	191,492
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	365,000	335,846
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/2019	150,000	173,640
		6,348,776
Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	50,000	44,500
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	77,000	70,840
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	40,000	34,600
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	79,000	79,000
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	89,000	89,000
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	135,000	139,725
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	50,000	48,000
		461,165
Cellular Telecom — 0.1%
Alltel Corp. Senior Notes 7.88% due 07/01/2032	100,000	130,320

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/2018	$290,000	$371,631
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	136,000	136,340
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	93,000	94,627
		732,918
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	350,000	357,261
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	270,000	282,006
Dow Chemical Co. Senior Notes 4.38% due 11/15/2042	225,000	194,523
Olin Corp. Senior Notes 5.50% due 08/15/2022	100,000	99,500
		933,290
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	99,000	111,870
Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	60,000	58,825
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	180,000	218,255
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	8,000	7,920
		285,000
Coal — 0.0%
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	100,000	100,250
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	145,000	150,800
		251,050
Coatings/Paint — 0.0%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	214,000	223,630
Security Description	Principal Amount	Value (Note 2)
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	$65,000	$65,000
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	106,000	111,830
		176,830
Computer Services — 0.3%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	106,000	112,256
International Business Machines Corp. Senior Notes 0.45% due 05/06/2016	1,031,000	1,022,449
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	893,000	838,957
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	200,000	197,320
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	28,000	25,081
International Business Machines Corp. Senior Notes 5.60% due 11/30/2039	16,000	18,149
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	210,000	256,690
		2,470,902
Computers — 0.2%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	280,000	253,450
Apple, Inc. Senior Notes 3.85% due 05/04/2043	110,000	92,175
Hewlett-Packard Co. Senior Notes 2.35% due 03/15/2015	200,000	203,369
Hewlett-Packard Co. Senior Notes 2.65% due 06/01/2016	85,000	87,150
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/2016	600,000	619,301
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	200,000	194,388
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/2021	230,000	223,194
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	120,000	123,152
		1,796,179

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	$128,000	$132,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	118,000	118,442
		250,442
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	182,000	200,200
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	103,000	110,210
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	100,000	103,500
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	71,000	79,875
		293,585
Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	189,000	171,517
Procter & Gamble Co. Senior Notes 3.10% due 08/15/2023	400,000	395,385
		566,902
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	180,000	189,450
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	162,000	171,224
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(5)	41,350	43,004
Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	185,000	196,764
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	215,000	213,664
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	800,000	872,979
Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	$525,000	$588,220
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	175,000	197,415
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	780,000	884,003
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	350,000	396,347
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	39,000	45,071
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	1,005,000	1,232,394
Citigroup, Inc. Senior Notes 1.25% due 01/15/2016	350,000	349,733
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	150,000	150,682
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	425,000	422,640
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	701,000	632,580
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	410,000	443,935
Citigroup, Inc. Sub. Notes 4.88% due 05/07/2015	550,000	577,519
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	75,000	83,897
Citigroup, Inc. Notes 5.50% due 10/15/2014	72,000	75,449
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	556,000	553,608
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	480,000	551,990
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	600,000	693,987
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	760,000	764,897
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	85,000	91,536

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	$33,000	$40,795
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	172,428
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	135,000	134,043
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	1,604,000	1,730,965
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	936,279
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	180,000	198,278
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	300,000	332,593
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	10,000	10,538
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	130,000	148,687
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	340,000	380,908
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	390,861
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,312,000	1,369,250
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	771,000	931,575
JPMorgan Chase & Co. Senior Notes 1.10% due 10/15/2015	340,000	340,651
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	99,000	95,878
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	660,000	622,639
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	560,000	507,844
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	47,181
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	466,142
Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020	$100,000	$105,854
JPMorgan Chase & Co. Notes 4.63% due 05/10/2021	525,000	559,517
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	225,000	234,698
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	600,000	624,656
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	380,000	377,425
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	409,950
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	598,000	700,631
Morgan Stanley Senior Notes 1.75% due 02/25/2016	115,000	115,555
Morgan Stanley Senior Notes 2.13% due 04/25/2018	378,000	368,417
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	480,000	447,705
Morgan Stanley Senior Notes 4.75% due 03/22/2017	347,000	374,663
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	185,000	185,097
Morgan Stanley Notes 5.45% due 01/09/2017	200,000	220,243
Morgan Stanley Senior Notes 5.50% due 01/26/2020	100,000	110,656
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	220,756
Morgan Stanley Senior Notes 5.50% due 07/28/2021	300,000	328,105
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	265,954
Morgan Stanley Senior Notes 5.63% due 09/23/2019	550,000	613,758
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	170,694

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.25% due 08/09/2026	$503,000	$562,691
Morgan Stanley Senior Notes 6.38% due 07/24/2042	160,000	181,068
Morgan Stanley Notes 6.63% due 04/01/2018	1,225,000	1,422,172
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	149,568
		27,626,678
Diversified Financial Services — 1.0%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	241,000	286,274
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	931,000	937,226
General Electric Capital Corp. Senior Notes 1.63% due 07/02/2015	425,000	431,259
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	400,000	410,374
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	1,350,000	1,411,216
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	195,000	207,816
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	255,000	277,332
General Electric Capital Corp. Senior Notes 5.50% due 01/08/2020	245,000	277,675
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	663,000	731,870
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	1,550,000	1,803,860
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	150,000	169,959
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	943,000	1,124,810
		8,069,671
Diversified Manufacturing Operations — 0.2%
Eaton Corp. Company Guar. Notes 2.75% due 11/02/2022*	430,000	400,714
Security Description	Principal Amount	Value (Note 2)
Diversified Manufacturing Operations (continued)
General Electric Co. Senior Notes 4.13% due 10/09/2042	$160,000	$146,886
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	169,000	177,450
Textron, Inc. Senior Notes 4.63% due 09/21/2016	390,000	420,819
Textron, Inc. Senior Notes 6.20% due 03/15/2015	250,000	267,071
		1,412,940
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.50% due 11/29/2022	380,000	346,316
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	198,000	196,515
Electric-Distribution — 0.1%
Connecticut Light & Power Co. 1st Mtg. Notes 2.50% due 01/15/2023	345,000	321,307
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	104,000	90,265
		411,572
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	143,000	133,705
Electric-Integrated — 2.0%
Ameren Corp. Senior Notes 8.88% due 05/15/2014	300,000	314,399
Ameren Illinois Co. Senior Sec. Notes 2.70% due 09/01/2022	200,000	190,243
American Electric Power Co., Inc. Senior Notes 1.65% due 12/15/2017	105,000	103,152
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/2018	235,000	274,041
Consolidated Edison Co of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	277,835
Dayton Power & Light Co. 1st Mtg. Notes 1.88% due 09/15/2016*	200,000	201,556
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	123,245

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	$486,000	$520,742
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	565,000	609,179
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/2016	200,000	224,134
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	321,664
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	72,215
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	47,338
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	57,638
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	451,009
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	195,000	198,934
Edison International Senior Notes 3.75% due 09/15/2017	550,000	582,301
Entergy Corp. Senior Notes 3.63% due 09/15/2015	80,000	82,902
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	350,000	344,549
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	195,000	186,366
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	268,000	245,093
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	293,000	295,980
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	289,500
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	82,000	85,517
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	341,063
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	97,188
Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022(14)	$123,000	$132,815
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	521,988
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	505,000	564,942
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	248,124
Nisource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	275,000	268,698
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	275,000	264,249
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	80,000	92,588
Northeast Utilities Senior Notes 2.80% due 05/01/2023	300,000	277,075
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	405,660
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	168,834
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	224,000	242,960
PacifiCorp 1st. Mtg. Notes 4.10% due 02/01/2042	275,000	251,631
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/2015	175,000	179,897
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/2038	65,000	93,997
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	285,000	265,586
PPL Electric Utilities Corp. 1st Mtg. Notes 4.75% due 07/15/2043	100,000	102,053
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	438,000	432,172
Progress Energy Carolina 1st. Mtg. Notes 4.10% due 05/15/2042	295,000	272,005
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	82,232

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	$450,000	$475,901
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	217,508
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	200,000	273,295
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	230,000	250,867
San Diego Gas & Electric Co. 1st Mtg. Notes 3.60% due 09/01/2023	575,000	587,168
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/2016	150,000	169,014
Southern California Edison Co. 1st Mtg. Notes 3.50% due 10/01/2023	217,000	216,687
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	180,000	177,934
Southern Co. Senior Notes 2.45% due 09/01/2018	159,000	160,546
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	169,429
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	192,241
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	341,809
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	162,402
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	115,172
Xcel Energy, Inc. Senior Notes 0.75% due 05/09/2016	1,100,000	1,092,289
		16,007,551
Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	70,000	72,280
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/2041	85,000	81,454
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/2017	300,000	334,002
Security Description	Principal Amount	Value (Note 2)
Electric-Transmission (continued)
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/2018	$150,000	$179,711
		667,447
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	205,000	195,775
Electronics-Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 3.95% due 11/15/2016	145,000	154,661
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	524,000	554,876
		709,537
Enterprise Software/Service — 0.1%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	91,000	94,413
Oracle Corp. Senior Notes 3.63% due 07/15/2023	290,000	289,226
Oracle Corp. Senior Notes 5.75% due 04/15/2018	250,000	291,147
Oracle Corp. Senior Notes 6.13% due 07/08/2039	160,000	190,555
		865,341
Entertainment Software — 0.0%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	30,000	30,038
Finance-Auto Loans — 0.5%
American Honda Finance Corp. FRS Senior Notes 0.64% due 05/26/2016*	500,000	501,134
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	216,000	216,974
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	275,000	270,535
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	300,000	306,863
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	250,000	258,570
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	860,000	911,389
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	215,000	214,723

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans (continued)
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	$500,000	$555,814
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	432,116
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	35,000	38,763
		3,706,881
Finance-Commercial — 0.0%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	198,000
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	198,000	226,108
SLM Corp. Senior Notes 6.25% due 01/25/2016	205,000	218,325
SLM Corp. Senior Notes 8.45% due 06/15/2018	275,000	310,062
		754,495
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 7.00% due 03/19/2018	300,000	361,438
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016	700,000	732,404
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	168,614
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	45,447
		1,307,903
Finance-Investment Banker/Broker — 0.4%
Bear Stearns Cos. LLC Senior Notes 5.70% due 11/15/2014	485,000	511,952
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	215,000	257,516
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	99,000	10
Security Description	Principal Amount	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	$315,000	$324,428
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	900,000	1,060,655
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	804,000	995,531
		3,150,105
Finance-Leasing Companies — 0.0%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	226,000	222,045
Finance-Other Services — 0.1%
Denali Borrower LLC/Denali Finance Corp. Senior Sec. Notes 5.63% due 10/15/2020*	70,000	67,988
Harley-Davidson Financial Services, Inc. Company Guar. Notes 1.15% due 09/15/2015*	355,000	355,514
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	98,000	98,669
National Rural Utilities Cooperative Finance Corp. Notes 2.35% due 06/15/2020	195,000	189,655
		711,826
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	125,000	130,000
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 7.25% due 06/01/2021*	30,000	29,700
Food-Misc./Diversified — 0.3%
ConAgra Foods Inc. Senior Notes 1.90% due 01/25/2018	115,000	113,496
ConAgra Foods, Inc. Senior Notes 2.10% due 03/15/2018	120,000	119,042
ConAgra Foods, Inc. Senior Notes 3.25% due 09/15/2022	105,000	100,519
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	150,000	148,145
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	170,000	168,405

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/2020	$485,000	$547,648
Kraft Foods, Inc. Senior Notes 6.88% due 02/01/2038	700,000	846,194
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	318,000	373,247
		2,416,696
Food-Retail — 0.1%
Kroger Co. Senior Notes 5.15% due 08/01/2043	458,000	448,262
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	136,000	129,200
		577,462
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(6)(7)	1,792	679
Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/2017	140,000	161,558
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	112,061
Sempra Energy Senior Notes 6.50% due 06/01/2016	65,000	73,822
Sempra Energy Senior Notes 8.90% due 11/15/2013	180,000	181,728
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	133,824
		662,993
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	230,000	227,461
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	85,000	87,869
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	79,000	85,122
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	35,000	36,838
Security Description	Principal Amount	Value (Note 2)
Independent Power Producers (continued)
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	$140,000	$157,500
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	115,000	126,212
		405,672
Insurance Brokers — 0.2%
AON Corp. Senior Notes 3.13% due 05/27/2016	125,000	130,809
AON Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	302,404
Marsh & McLennan Cos., Inc. Senior Notes 2.30% due 04/01/2017	825,000	833,410
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	190,000	190,977
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	270,200
Marsh & McLennan Cos., Inc. Senior Notes 5.75% due 09/15/2015	18,000	19,598
		1,747,398
Insurance-Life/Health — 0.6%
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	400,000	431,555
Lincoln National Corp. Senior Notes 6.15% due 04/07/2036	200,000	227,284
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	434,083
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/2015*	575,000	582,523
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	304,525
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	207,026
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	660,000	644,006
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	115,990
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	60,000	58,286

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	$100,000	$129,616
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	311,000	311,439
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	237,000	254,289
Prudential Financial, Inc. Notes 5.70% due 12/14/2036	320,000	344,461
Prudential Financial, Inc. Notes 6.20% due 01/15/2015	80,000	85,413
Prudential Financial, Inc. Notes 7.38% due 06/15/2019	180,000	222,887
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	352,000	435,618
		4,789,001
Insurance-Multi-line — 0.3%
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/2039*	100,000	126,722
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	666,000	728,916
Kemper Corp. Senior Notes 6.00% due 05/15/2017	165,000	180,243
MetLife, Inc. Senior Notes 1.76% due 12/15/2017	160,000	158,818
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	421,172
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	333,901
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	322,000	332,620
		2,282,392
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	105,000	106,934
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	245,000	354,756
Security Description	Principal Amount	Value (Note 2)
Insurance-Mutual (continued)
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	$371,000	$370,225
		831,915
Insurance-Reinsurance — 0.2%
Berkshire Hathaway Finance Corp. Company Guar. Notes 1.30% due 05/15/2018	880,000	859,070
Berkshire Hathaway Inc. Senior Notes 1.55% due 02/09/2018	425,000	420,929
		1,279,999
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	305,000	346,675
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016	212,000	213,375
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	119,000	118,107
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	183,000	190,549
Medical Labs & Testing Services — 0.2%
Howard Hughes Medical Institute Senior Notes 3.50% due 09/01/2023	115,000	114,731
Laboratory Corp. of America Holdings Senior Notes 2.20% due 08/23/2017	676,000	676,254
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/2039*	300,000	396,185
		1,187,170
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	91,000	90,212
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	195,000	243,223
		333,435
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.13% due 05/15/2017	250,000	253,713
Amgen, Inc. Senior Notes 2.50% due 11/15/2016	495,000	513,793

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	$225,000	$218,420
Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	537,071
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	650,000	696,280
		2,219,277
Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	195,000	195,706
AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	612,000	606,975
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	922,976
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	545,000	509,689
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	212,000	218,360
GlaxoSmithKline Capital, Inc. Company Guar. Notes 2.80% due 03/18/2023	170,000	160,523
Schering-Plough Corp. Senior Notes 6.50% due 12/01/2033	400,000	508,868
Wyeth LLC Company Guar. Bonds 6.50% due 02/01/2034	750,000	928,628
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*	50,000	49,496
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	545,000	518,848
		4,620,069
Medical-Generic Drugs — 0.2%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022	373,000	349,692
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	180,000	180,744
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*	111,000	110,804
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	538,000	613,894
		1,255,134
Security Description	Principal Amount	Value (Note 2)
Medical-HMO — 0.6%
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	$150,000	$138,425
Aetna, Inc. Senior Notes 4.50% due 05/15/2042	200,000	184,802
Cigna Corp. Senior Notes 4.00% due 02/15/2022	475,000	485,004
Cigna Corp. Senior Notes 4.38% due 12/15/2020	288,000	305,462
Cigna Corp. Senior Notes 4.50% due 03/15/2021	150,000	160,194
Cigna Corp. Senior Notes 6.15% due 11/15/2036	65,000	74,665
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	88,864
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	155,000	151,461
UnitedHealth Group, Inc. Senior Notes 4.25% due 03/15/2043	1,000,000	910,524
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/2018	290,000	338,006
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/2037	105,000	128,376
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	135,000	135,919
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	110,000	104,450
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	125,000	114,319
WellPoint, Inc. Senior Notes 5.25% due 01/15/2016	800,000	873,432
WellPoint, Inc. Senior Notes 6.38% due 06/15/2037	260,000	299,688
		4,493,591
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	87,000	93,090
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	205,000	210,637

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	$76,000	$78,850
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	215,000	215,902
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022*	9,000	9,394
		607,873
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	199,000	194,026
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 2.38% due 03/15/2018*	160,000	154,631
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.10% due 03/15/2020*	540,000	507,771
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.88% due 03/15/2023*	175,000	161,342
		823,744
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	301,000	318,307
Multimedia — 0.8%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	840,000	1,045,500
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	56,905
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	305,000	290,057
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/2020	125,000	141,746
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/2023	70,000	91,183
News America Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	356,088
News America, Inc. Company Guar. Notes 4.00% due 10/01/2023*	255,000	255,265
Security Description	Principal Amount	Value (Note 2)
Multimedia (continued)
News America, Inc. Company Guar. Notes 5.40% due 10/01/2043*	$224,000	$224,266
News America, Inc. Company Guar. Notes 6.15% due 02/15/2041	385,000	424,124
News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	165,492
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	180,596
News America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	112,265
News America, Inc. Company Guar. Notes 8.45% due 08/01/2034	20,000	25,917
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	347,000	417,146
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	204,127
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	198,000	215,854
Time Warner, Inc. Company Guar. Notes 3.40% due 06/15/2022	75,000	72,807
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	200,000	202,141
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/2021	275,000	293,902
Viacom, Inc. Senior Notes 1.25% due 02/27/2015	200,000	200,541
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	217,000	215,821
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	494,000	502,902
Viacom, Inc. Senior Notes 6.13% due 10/05/2017	350,000	400,377
		6,095,022
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	143,000	148,362
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	610,052

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal (continued)
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	$100,000	$116,401
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/2032	450,000	590,800
		1,317,253
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 6.75% due 02/01/2017	250,000	285,696
Xerox Corp. Senior Notes 8.25% due 05/15/2014	100,000	104,524
		390,220
Oil Companies-Exploration & Production — 0.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	89,000	93,895
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	344,000	412,955
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/2014	185,000	191,198
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	336,864
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	224,152
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	125,000	145,310
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	100,000	114,843
Apache Corp. Senior Notes 2.63% due 01/15/2023	300,000	274,909
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	163,000	151,590
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	55,000	58,300
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	126,000	127,890
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	96,000	96,240
Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	$300,000	$348,185
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	400,000	503,015
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	96,000	94,200
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	235,000	236,469
Devon Energy Corp. Senior Notes 1.88% due 05/15/2017	200,000	200,445
Devon Energy Corp. Senior Notes 4.75% due 05/15/2042	180,000	164,211
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	85,000	110,637
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	150,000	193,167
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	137,000	148,645
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	173,000	182,515
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	125,000	132,188
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	64,000	60,320
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	35,000	36,181
Memorial Production Partners LP/ Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	59,000	57,083
Midstates Petroleum Co., Inc./ Midstates Petroleum Co. LLC Senior Notes 9.25% due 06/01/2021*	120,000	118,500
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	174,000	174,435
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	70,000	68,600
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	75,000	76,125

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Petrohawk Energy Corp. Company Guar. Notes 6.25% due 06/01/2019	$210,000	$230,212
Petrohawk Energy Corp. Company Guar. Notes 7.25% due 08/15/2018	325,000	352,625
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	212,000	227,419
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	352,000	376,741
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	221,000	237,022
Plains Exploration & Production Co. Senior Notes 7.63% due 04/01/2020	100,000	109,537
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	35,000	37,188
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020*	100,000	105,000
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	115,000	109,250
Samson Investment Co. Company Guar. Notes 10.25% due 02/15/2020*	129,000	136,740
		7,054,801
Oil Companies-Integrated — 0.3%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	352,000	350,860
Chevron Corp. Senior Notes 2.43% due 06/24/2020	280,000	276,777
Hess Corp. Senior Notes 5.60% due 02/15/2041	509,000	523,287
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	180,035
Hess Corp. Senior Notes 7.88% due 10/01/2029	391,000	490,299
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	110,000	96,104
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	350,000	362,286
Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	$217,000	$221,222
		2,500,870
Oil Refining & Marketing — 0.1%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	18,000	17,910
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/2015	215,000	225,206
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/2020	100,000	114,979
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	263,000	285,656
		643,751
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	90,000	95,400
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	133,000	119,700
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	597,000	581,972
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	480,000	537,132
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	244,067
International Paper Co. Senior Notes 7.95% due 06/15/2018	200,000	248,245
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	75,000	74,625
		1,805,741
Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	20,000	20,934
Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/2019	195,000	238,574
		259,508
Pipelines — 0.9%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	226,000	212,440

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	$24,000	$22,560
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	25,000	25,500
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	228,068
DCP Midstream LLC Senior Notes 9.70% due 12/01/2013*	100,000	101,388
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/2015*	200,000	214,733
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/2036*	220,000	228,844
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/2017	370,000	416,385
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	148,000	128,564
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	53,000	56,258
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	45,000	48,150
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	242,186
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	232,207
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	183,977
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	225,000	223,370
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	339,359
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	132,000	159,991
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/2014	56,000	58,156
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	59,361
Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	$520,000	$492,147
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	200,000	215,546
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	150,000	177,846
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	80,000	85,400
Inergy Midstream LP/ NRGM Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	85,000	84,363
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	625,000	613,273
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 08/15/2042	675,000	613,566
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/2038	285,000	321,253
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	75,000	88,314
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	127,000	119,698
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	110,000	100,495
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	250,000	284,226
Williams Partners LP Senior Notes 3.35% due 08/15/2022	205,000	189,798
Williams Partners LP Senior Notes 4.13% due 11/15/2020	90,000	91,093
Williams Partners LP Senior Notes 6.30% due 04/15/2040	150,000	158,159
		6,816,674
Printing-Commercial — 0.0%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	52,000	57,720

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Printing-Commercial (continued)
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	$100,000	$98,750
		156,470
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	265,000	259,700
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	110,000	116,050
		375,750
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	74,000	73,630
Real Estate Investment Trusts — 1.0%
AMB Property LP Company Guar. Notes 4.00% due 01/15/2018	185,000	195,441
AMB Property LP Company Guar. Notes 4.50% due 08/15/2017	85,000	91,651
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	220,000	248,714
American Tower Corp. Senior Notes 3.40% due 02/15/2019	319,000	315,296
AvalonBay Communities, Inc. Senior Notes 3.63% due 10/01/2020	210,000	213,244
Boston Properties LP Senior Notes 3.70% due 11/15/2018	165,000	173,405
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	310,000	332,861
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	100,000	110,237
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	150,000	164,357
Duke Realty LP Senior Notes 3.88% due 10/15/2022	230,000	218,811
Duke Realty LP Senior Notes 5.95% due 02/15/2017	15,000	16,732
Duke Realty LP Senior Notes 7.38% due 02/15/2015	250,000	269,843
Duke Realty LP Company Guar. Notes 8.25% due 08/15/2019	200,000	248,661
Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
DuPont Fabros Technology LP Senior Notes 5.88% due 09/15/2021*	$20,000	$20,000
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	160,000	178,702
HCP, Inc. Senior Notes 2.63% due 02/01/2020	265,000	251,435
HCP, Inc. Senior Notes 3.75% due 02/01/2016	120,000	126,339
HCP, Inc. Senior Notes 3.75% due 02/01/2019	65,000	67,312
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	56,230
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	339,225
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	720,000	758,334
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	300,000	275,330
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	161,968
Kimco Realty Corp. Senior Notes 5.19% due 10/01/2013	80,000	80,000
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	297,625
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	84,306
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	121,751
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	57,000	57,000
ProLogis LP Company Guar. Notes 4.25% due 08/15/2023	75,000	74,595
ProLogis LP Company Guar. Notes 6.63% due 05/15/2018	200,000	233,856
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	305,000	280,861
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	95,000	96,337

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	$160,000	$188,752
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	375,000	365,589
Simon Property Group LP Senior Notes 5.65% due 02/01/2020	195,000	222,500
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	128,000	128,653
UDR, Inc. Company Guar. Notes 4.25% due 06/01/2018	70,000	74,405
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	110,000	104,838
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/2015	155,000	161,897
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	298,933
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	230,000	242,216
		7,948,242
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	110,000	118,800
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	60,000	63,648
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	100,000	102,051
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/2015	305,000	325,913
		491,612
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(6)(7)	70,000	3
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	110,781
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	9,505
Security Description	Principal Amount	Value (Note 2)
Rental Auto/Equipment (continued)
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	$215,000	$254,749
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	95,000	101,175
		476,210
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	100,000	102,500
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	173,000	169,433
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	434,310
		603,743
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	707,000	736,164
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 2.25% due 09/10/2018	295,000	298,127
Home Depot, Inc. Senior Notes 2.70% due 04/01/2023	25,000	23,460
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	536,480
Lowes Companies, Inc. Senior Notes 6.65% due 09/15/2037	441,000	532,675
		1,390,742
Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/11/2023	435,000	402,205
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	200,000	211,777
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	500,000	535,784
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	653,446
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	329,616
		2,132,828

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	$105,000	$115,179
CVS Caremark Corp. Senior Notes 6.13% due 09/15/2039	225,000	257,196
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	112,189	121,197
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	206,659	223,071
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	183,817	202,575
		919,218
Retail-Pawn Shops — 0.0%
Cash America International, Inc. Senior Notes 5.75% due 05/15/2018*	100,000	97,000
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	77,000	71,995
Retail-Restaurants — 0.1%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	55,000	60,775
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	144,000	151,920
McDonald's Corp. Senior Notes 3.70% due 02/15/2042	130,000	113,012
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	111,000	120,712
		446,419
Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	276,000	290,949
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	449,000	520,422
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	560,000	651,336
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	240,000	246,957
		1,709,664
Security Description	Principal Amount	Value (Note 2)
Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/2047	$176,000	$163,865
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	126,000	109,948
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	133,000	117,886
		391,699
Security Services — 0.1%
ADT Corp. Senior Notes 2.25% due 07/15/2017	458,000	437,402
ADT Corp. Senior Notes 3.50% due 07/15/2022	307,000	259,539
ADT Corp. Senior Notes 6.25% due 10/15/2021*	230,000	233,450
		930,391
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021*	116,000	114,550
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	99,000	106,673
Special Purpose Entities — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	397,000	397,139
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	280,000	279,490
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*	156,000	142,663
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/2033*	190,000	217,586
		1,036,878
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	138,000	134,895
Steel-Producers — 0.1%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	102,000	111,180
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	290,000	285,741

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	$316,000	$296,210
Nucor Corp. Senior Notes 4.00% due 08/01/2023	236,000	230,968
		924,099
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	160,000	174,000
Telecom Services — 0.0%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	180,000	196,317
Qwest Corp. Senior Notes 7.50% due 10/01/2014	50,000	52,979
		249,296
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 2.95% due 05/15/2016	300,000	313,689
AT&T, Inc. Senior Notes 3.88% due 08/15/2021	235,000	237,981
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	142,000	117,214
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	556,000	539,626
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	375,000	425,150
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	600,000	648,460
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	128,000	141,415
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	210,000	225,594
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	325,000	343,688
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	201,000	222,105
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	44,000	50,380
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	150,000	152,438
Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	$375,000	$386,507
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	274,000	288,712
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	460,000	489,194
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	511,000	547,683
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	225,000	249,865
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	590,000	649,623
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	1,143,000	1,290,375
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/2018	504,000	647,498
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	540,000	664,047
		8,631,244
Television — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	405,000	517,728
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*	56,000	56,280
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	70,000	84,852
		658,860
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	83,000	78,228
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	618,207
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	46,000	60,748
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	132,000	174,507
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	125,000	186,598

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	$125,000	$151,558
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	145,000	133,476
Reynolds American, Inc. Company Guar. Notes 6.15% due 09/15/2043	190,000	198,780
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	212,686
		1,736,560
Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	134,000	133,244
GATX Corp. Senior Notes 3.90% due 03/30/2023	240,000	232,087
		365,331
Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	680,000	648,825
Burlington Northern Santa Fe LLC Senior Notes 3.85% due 09/01/2023	380,000	380,995
CSX Corp. Senior Notes 4.25% due 06/01/2021	95,000	100,816
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	197,000	213,956
Union Pacific Corp. Senior Notes 2.95% due 01/15/2023	285,000	271,410
		1,616,002
Transport-Services — 0.0%
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	200,922
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	119,000	128,669
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 07/11/2014*	71,000	71,793
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	355,000	361,581
Security Description	Principal Amount	Value (Note 2)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	$55,000	$57,569
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	515,000	524,451
		1,015,394
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	6,835	6,953
Total U.S. Corporate Bonds & Notes (cost $202,899,033)		204,753,742
FOREIGN CORPORATE BONDS & NOTES — 7.3%
Aerospace/Defense-Equipment
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	205,000	188,847
Agricultural Chemicals — 0.0%
Agrium Inc Senior Notes 3.15% due 10/01/2022	125,000	115,988
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000	113,441
		229,429
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	36,000	35,820
Auto/Truck Parts & Equipment-Original — 0.0%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	234,000	226,980
Banks-Commercial — 1.0%
Abbey National Treasury Services PLC Bank Guar. Notes 3.05% due 08/23/2018	144,000	146,294
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/2014*	200,000	206,368
ANZ New Zealand Int'l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	811,000	809,445
Bank of Montreal Senior Notes 1.30% due 07/15/2016	480,000	482,177
Bank of Montreal Senior Notes 1.45% due 04/09/2018	338,000	330,302
Bank of Nova Scotia Senior Notes 1.38% due 07/15/2016	259,000	260,777

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	$965,000	$1,071,916
Barclays Bank PLC Senior Notes 6.75% due 05/22/2019	150,000	179,222
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	526,000	532,575
ING Bank NV Notes 2.00% due 09/25/2015*	666,000	675,064
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	435,000	441,963
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	650,000	638,284
Standard Chartered PLC Sub. Notes 3.95% due 01/11/2023*	390,000	366,853
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*	619,000	621,922
Sumitomo Mitsui Banking Corp. Bank Guar. Notes 1.45% due 07/19/2016	575,000	577,611
Svenska Handelsbanken AB Senior Notes 2.50% due 01/25/2019	264,000	265,056
		7,605,829
Banks-Money Center — 0.1%
ABN Amro Bank NV Senior Notes 4.25% due 02/02/2017*	290,000	309,810
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/2020*	302,000	333,380
		643,190
Beverages-Non-alcoholic — 0.0%
Fomento Economico Mexicano SAB de CV Senior Notes 2.88% due 05/10/2023	222,000	197,527
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	650,000	725,078
Brewery — 0.1%
Heineken NV Senior Notes 1.40% due 10/01/2017*	585,000	575,139
Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.63% due 01/15/2040	190,000	205,004
Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*	$200,000	$229,762
Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000	345,712
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	320,000	262,212
Rogers Communications, Inc. Company Guar. Notes 5.45% due 10/01/2043	224,000	221,976
Vodafone Group PLC Senior Notes 1.50% due 02/19/2018	350,000	340,260
		1,170,160
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	78,000	78,195
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 6.00% due 08/15/2015	220,000	236,246
Commercial Services — 0.0%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	200,000	170,000
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023*	418,000	402,325
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	132,000	128,040
Diversified Banking Institutions — 0.7%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	790,000	800,665
BNP Paribas SA Senior Notes 2.70% due 08/20/2018	200,000	202,287
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	125,000	135,225
Credit Agricole SA VRS Sub. Notes 8.13% due 09/19/2033*	236,000	238,635
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028	540,000	487,705
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	220,307

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	$775,000	$913,338
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	375,000	383,048
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	282,000	322,279
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/2015	150,000	157,081
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/2021	275,000	310,112
Societe Generale SA Senior Notes 2.63% due 10/01/2018	762,000	763,610
UBS AG Sub. Notes 5.88% due 07/15/2016	535,000	592,004
		5,526,296
Diversified Financial Services — 0.1%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	416,000	444,028
Diversified Manufacturing Operations — 0.2%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	219,000	218,303
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	395,000	392,276
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	180,000	180,671
Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/2026*	350,000	414,529
		1,205,779
Diversified Minerals — 0.2%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 2.05% due 09/30/2018	98,000	98,141
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	217,000	218,663
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 09/30/2043	314,000	319,806
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	193,000	193,000
Teck Resources, Ltd. Company Guar. Notes 5.20% due 03/01/2042	215,000	182,844
Security Description	Principal Amount	Value (Note 2)
Diversified Minerals (continued)
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	$548,000	$509,302
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	155,068
		1,676,824
Diversified Operations — 0.1%
Hutchison Whampoa International 0919, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	257,664
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	205,000	214,109
		471,773
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	94,000	99,405
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	155,000	159,262
Investment Companies — 1.9%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	262,000	239,792
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	14,000,000	15,004,556
		15,244,348
Medical Products — 0.1%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	194,000	190,884
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	242,000	230,095
		420,979
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 1.95% due 09/18/2019	210,000	205,703
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	384,296
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	448,000	449,389
		1,039,388

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	$220,000	$228,761
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	225,000	242,634
Rio Tinto Finance USA PLC Company Guar. Notes 1.38% due 06/17/2016	500,000	500,145
		971,540
Oil & Gas Drilling — 0.2%
Ensco PLC Senior Notes 4.70% due 03/15/2021	375,000	398,032
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	120,000	120,322
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	160,000	171,648
Transocean, Inc. Company Guar. Notes 5.05% due 12/15/2016	250,000	273,972
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	442,000	491,313
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	170,000	189,762
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	133,000	141,199
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	127,000	142,715
		1,928,963
Oil Companies-Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	492,000	613,342
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000	452,282
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	475,000	463,050
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*	450,000	456,551
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*	255,000	262,121
Encana Corp. Senior Notes 5.15% due 11/15/2041	145,000	133,086
Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Encana Corp. Senior Notes 5.90% due 12/01/2017	$400,000	$459,050
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	505,000	464,600
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	125,000	125,938
Nexen, Inc. Senior Notes 6.20% due 07/30/2019	100,000	116,518
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	265,000	325,230
		3,871,768
Oil Companies-Integrated — 0.8%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	375,000	386,245
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	350,000	344,707
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	559,000	563,782
BP Capital Markets PLC Company Guar. Notes 2.24% due 09/26/2018	350,000	350,350
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	383,000	394,224
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	1,021,000	932,515
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	400,000	386,207
Lukoil International Finance BV Company Guar. Notes 3.42% due 04/24/2018*	405,000	402,469
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023	200,000	182,957
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021	150,000	150,688
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	150,000	172,662
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	228,000	228,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	166,000	150,701

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	$525,000	$544,099
Shell International Finance BV Company Guar. Notes 3.40% due 08/12/2023	385,000	380,623
Shell International Finance BV Company Guar. Notes 3.63% due 08/21/2042	224,000	195,698
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	400,000	499,550
		6,265,477
Petrochemicals — 0.0%
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	214,000	199,020
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	108,000	106,110
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	93,000	96,255
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	450,000	433,534
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.13% due 09/21/2018*	218,000	218,977
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	229,000	230,675
		449,652
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.25% due 03/01/2041	50,000	45,750
SupraNational Banks — 0.0%
Eurasian Development Bank Senior Notes 5.00% due 09/26/2020*	285,000	282,626
Telecom Services — 0.0%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	65,000	68,900
Vivendi SA Senior Notes 2.40% due 04/10/2015*	161,000	164,260
Security Description	Principal Amount	Value (Note 2)
Telecom Services (continued)
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(8)(9)	$119,523	$118,029
		351,189
Telephone-Integrated — 0.3%
British Telecommunications PLC Senior Notes 2.00% due 06/22/2015	265,000	269,849
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*	250,000	260,057
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	420,000	581,989
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	290,000	287,982
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	400,000	394,676
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	165,000	158,231
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/2019	270,000	296,225
		2,249,009
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/2018*	100,000	134,164
Imperial Tobacco Finance PLC Company Guar. Notes 3.50% due 02/11/2023*	700,000	659,733
		793,897
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	313,367
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	425,000	447,580
		760,947
Total Foreign Corporate Bonds & Notes (cost $57,789,779)		58,141,390
FOREIGN GOVERNMENT AGENCIES — 1.5%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	266,000	266,394

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Regional Authority (continued)
Province of British Columbia Senior Notes 2.85% due 06/15/2015	$326,000	$339,483
		605,877
Sovereign — 1.4%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020	200,000	184,000
Bolivarian Republic of Venezuela Senior Notes 7.00% due 03/31/2038	81,000	52,853
Bolivarian Republic of Venezuela Senior Notes 9.25% due 09/15/2027	2,000	1,625
Bolivarian Republic of Venezuela Senior Notes 9.25% due 05/07/2028	127,000	99,695
Bolivarian Republic of Venezuela Senior Bonds 9.38% due 01/13/2034	96,000	75,840
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026	110,000	101,475
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031	266,000	245,385
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022	48,000	47,808
Dominican Republic Senior Notes 5.88% due 04/18/2024	199,000	184,572
Dominican Republic Senior Notes 9.04% due 01/23/2018	70,825	77,022
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	150,000	161,063
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	100,000	99,750
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037	370,000	434,750
Federative Republic of Brazil Senior Notes 7.88% due 03/07/2015	112,000	122,360
Federative Republic of Brazil Senior Notes 8.75% due 02/04/2025	25,000	34,100
Federative Republic of Brazil Senior Notes 11.00% due 08/17/2040	117,000	136,773
Federative Republic of Brazil Senior Notes 12.25% due 03/06/2030	63,000	105,368
Security Description	Principal Amount	Value (Note 2)
Sovereign (continued)
Government of Belize Senior Notes 5.00% due 02/20/2038(5)	$129,000	$77,400
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	208,000	206,960
Government of Canada Senior Notes 0.88% due 02/14/2017	306,000	305,816
Government of Romania Senior Notes 4.38% due 08/22/2023	342,000	327,037
Government of Romania Senior Notes 6.75% due 02/07/2022	50,000	57,010
Government of Ukraine Senior Notes 7.80% due 11/28/2022	349,000	290,979
Lebanese Republic Notes 4.00% due 12/31/2017	45,000	43,425
Lebanese Republic Senior Notes 6.75% due 11/29/2027	3,000	2,888
Lebanese Republic Senior Notes 8.25% due 04/12/2021	40,000	43,140
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024	17,000	17,255
Republic of Belarus Senior Notes 8.95% due 01/26/2018	100,000	94,000
Republic of Bulgaria Senior Bonds 8.25% due 01/15/2015	306,000	333,815
Republic of Colombia Senior Notes 4.38% due 07/12/2021	200,000	206,500
Republic of Colombia Senior Notes 8.25% due 12/22/2014	200,000	216,000
Republic of Colombia Senior Notes 11.75% due 02/25/2020	149,000	214,932
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023	200,000	179,000
Republic of El Salvador Senior Notes 7.65% due 06/15/2035	240,000	243,600
Republic of El Salvador Senior Bonds 8.25% due 04/10/2032	119,000	128,223
Republic of Hungary Senior Notes 4.13% due 02/19/2018	94,000	93,060

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Hungary Senior Notes 4.75% due 02/03/2015	$50,000	$51,250
Republic of Hungary Senior Notes 5.38% due 02/21/2023	200,000	194,500
Republic of Hungary Senior Notes 6.25% due 01/29/2020	150,000	160,125
Republic of Hungary Senior Notes 7.63% due 03/29/2041	242,000	258,940
Republic of Indonesia Senior Bonds 3.75% due 04/25/2022	200,000	180,000
Republic of Panama Senior Notes 7.25% due 03/15/2015	60,000	65,100
Republic of Peru Senior Notes 7.13% due 03/30/2019	100,000	121,250
Republic of Poland Senior Notes 3.00% due 03/17/2023	378,000	346,248
Republic of Poland Senior Notes 3.88% due 07/16/2015	284,000	297,859
Republic of Poland Senior Notes 5.13% due 04/21/2021	171,000	185,962
Republic of South Africa Senior Notes 4.67% due 01/17/2024	150,000	145,500
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022	200,000	183,000
Republic of the Philippines Senior Notes 6.38% due 10/23/2034	200,000	235,750
Republic of the Philippines Senior Notes 9.38% due 01/18/2017	94,000	115,268
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	163,000	242,055
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	20,000	26,450
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	210,000	318,150
Republic of Turkey Senior Notes 6.88% due 03/17/2036	242,000	257,185
Security Description	Principal Amount	Value (Note 2)
Sovereign (continued)
Republic of Turkey Senior Notes 7.25% due 03/05/2038	$89,000	$98,980
Republic of Turkey Senior Notes 7.38% due 02/05/2025	288,000	325,152
Republic of Turkey Senior Notes 8.00% due 02/14/2034	132,000	156,618
Republic of Turkey Senior Notes 11.88% due 01/15/2030	38,000	60,135
Russian Federation Senior Notes 7.50% due 03/31/2030(5)	708,565	835,030
United Mexican States Senior Notes 3.63% due 03/15/2022	100,000	99,200
United Mexican States Senior Notes 4.00% due 10/02/2023	240,000	238,500
United Mexican States Senior Notes 4.75% due 03/08/2044	374,000	338,470
United Mexican States Senior Notes 5.75% due 10/12/2110	238,000	223,720
		11,005,876
Total Foreign Government Agencies (cost $12,012,364)		11,611,753
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds — 0.5%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	325,000	392,392
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/2034	125,000	151,961
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 5.74% due 06/01/2039	215,000	234,739
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	146,622
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	163,144

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Bonds (continued)
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	$30,000	$32,813
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	434,000	375,666
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	320,000	270,474
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	315,000	299,622
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	150,000	173,136
State of California General Obligation Bonds 4.85% due 10/01/2014	125,000	129,903
State of California General Obligation Bonds 7.55% due 04/01/2039	375,000	488,062
State of California General Obligation Bonds 7.63% due 03/01/2040	275,000	359,554
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	120,000	106,396
University of California Revenue Bonds 6.55% due 05/15/2048	450,000	527,863
Total Municipal Bonds & Notes (cost $3,868,395)		3,852,347
U.S. GOVERNMENT AGENCIES — 20.5%
Federal Home Loan Bank — 0.5%
0.38% due 06/24/2016	2,365,000	2,352,539
1.25% due 12/12/2014	660,000	667,313
3.63% due 10/18/2013	735,000	736,223
		3,756,075
Federal Home Loan Mtg. Corp. — 4.2%
0.88% due 03/07/2018	8,000,000	7,814,280
1.00% due 08/27/2014	2,544,000	2,564,515
1.25% due 10/02/2019	1,272,000	1,215,377
2.00% due 08/25/2016	5,485,000	5,683,436
2.38% due 01/13/2022	1,097,000	1,067,706
2.50% due 01/01/2028	315,595	317,936
2.50% due 04/01/2028	966,128	973,605
3.00% due 08/01/2027	1,049,793	1,087,207
3.00% due 10/01/2042	506,547	493,840
Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 11/01/2042	$702,742	$684,600
3.00% due 02/01/2043	1,475,896	1,425,942
3.00% due 04/01/2043	495,889	483,087
3.00% due 08/01/2043	498,520	485,678
3.50% due 11/01/2041	627,290	637,158
3.50% due 03/01/2042	255,424	259,440
3.50% due 04/01/2042	926,319	940,922
3.50% due 08/01/2042	467,213	474,862
3.75% due 03/27/2019	796,000	875,935
4.00% due 05/01/2040	622,135	651,984
4.00% due 02/01/2041	1,165,760	1,218,613
4.50% due 01/01/2039	44,051	46,796
4.50% due 04/01/2040	1,014,695	1,086,568
5.00% due 03/01/2038	78,641	84,692
5.50% due 01/01/2036	574,977	627,587
5.50% due 09/01/2037	82,330	89,032
5.50% due 10/01/2037	368,421	398,408
5.50% due 04/01/2038	282,960	305,991
5.50% due 06/01/2041	653,030	706,183
6.00% due 03/01/2040	57,994	63,207
6.25% due 07/15/2032	206,000	268,445
6.50% due 03/01/2037	95,365	111,435
6.50% due 11/01/2037	59,065	65,335
6.75% due 03/15/2031	100,000	135,545
Federal Home Loan Mtg. Corp., Structured Pass-Thru Certs. VRS Series K701, Class X1 0.29% due 11/25/2017(2)(3)	2,386,501	25,440
Series K013, Class X1 0.67% due 01/25/2021(2)(3)	2,444,972	85,618
		33,456,405
Federal National Mtg. Assoc. — 4.8%
zero coupon due 10/09/2019	602,000	510,552
0.63% due 10/30/2014	1,505,000	1,512,233
1.63% due 10/26/2015	750,000	768,342
2.38% due 04/11/2016	1,245,000	1,299,392
2.50% due 04/01/2028	586,182	590,371
3.00% due 10/01/2027	1,378,830	1,429,831
3.00% due 11/01/2027	390,567	404,852
3.00% due 03/01/2042	493,020	482,065
3.00% due 06/01/2042	243,748	238,332
3.00% due 12/01/2042	1,748,929	1,710,132
3.00% due October 30 TBA	500,000	488,438
3.50% due 09/01/2026	548,435	579,257
3.50% due 08/01/2027	198,626	209,742
3.50% due 12/01/2041	579,081	589,941
3.50% due 01/01/2042	429,507	437,561
3.50% due 03/01/2042	625,876	637,592
3.50% due 04/01/2042	435,106	443,260
3.50% due 05/01/2042	455,294	463,817
3.50% due 06/01/2042	423,940	431,898
3.50% due 07/01/2042	550,259	559,593
3.50% due 08/01/2042	529,669	533,670
3.50% due 09/01/2042	959,363	977,365
3.50% due October 15 TBA	891,000	940,144
3.50% due October 30 TBA	750,000	763,477

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 08/01/2026	$799,240	$848,321
4.00% due 06/01/2039	305,853	322,925
4.00% due 09/01/2040	292,904	307,326
4.00% due 10/01/2040	463,721	486,258
4.00% due 11/01/2040	580,516	609,316
4.00% due 03/01/2041	723,252	758,778
4.00% due 08/01/2041	2,320,315	2,433,564
4.00% due 11/01/2041	228,480	239,775
4.00% due October 15 TBA	150,000	159,141
4.00% due October 30 TBA	1,000,000	1,048,906
4.50% due 10/01/2024	119,485	127,002
4.50% due 05/01/2025	796,632	846,622
4.50% due 01/01/2039	39,719	42,383
4.50% due 06/01/2039	520,461	558,761
4.50% due 11/01/2039	3,235,840	3,492,405
5.00% due 03/15/2016	92,000	101,845
5.00% due 05/01/2040	2,267,763	2,471,253
5.00% due 07/01/2040	1,326,281	1,438,362
5.50% due 12/01/2029	138,870	151,762
5.50% due 08/01/2034	172,356	188,302
5.50% due 06/01/2038	355,728	387,598
6.00% due 11/01/2037	610,028	665,732
6.00% due 11/01/2038	44,130	48,159
6.00% due 06/01/2040	385,719	420,941
6.50% due 07/01/2036	59,274	65,536
6.50% due 09/01/2037	194,615	215,604
6.50% due 10/01/2037	143,649	158,991
6.50% due 10/01/2038	94,977	105,112
6.50% due 02/01/2039	78,303	86,565
6.63% due 11/15/2030	871,000	1,164,227
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(1)	955,530	949,905
		37,903,234
Government National Mtg. Assoc. — 11.0%
3.00% due November 30 TBA	8,000,000	7,865,000
3.50% due 03/15/2042	4,165,931	4,290,030
3.50% due 04/15/2042	665,913	685,750
3.50% due 06/15/2042	15,462,297	15,922,905
3.50% due 11/15/2042	28,067	28,903
4.00% due 03/15/2039	298,412	315,217
4.00% due 04/15/2039	569,738	602,333
4.00% due 05/15/2039	83,618	88,300
4.00% due 06/15/2039	717,833	758,026
4.00% due 08/15/2039	31,538	33,304
4.00% due 10/15/2039	96,113	101,494
4.00% due 11/15/2039	245,650	259,405
4.00% due 12/15/2039	349,833	369,485
4.00% due 03/15/2040	96,099	101,830
4.00% due 09/15/2040	718,688	761,737
4.00% due 10/15/2040	68,752	72,852
4.00% due 11/15/2040	1,697,667	1,796,975
4.00% due 12/15/2040	1,069,850	1,137,351
4.00% due 01/15/2041	980,504	1,050,555
4.00% due 02/15/2041	383,249	407,539
Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
4.00% due 03/15/2041	$1,084,700	$1,153,609
4.00% due 05/15/2041	1,172,249	1,246,662
4.00% due 06/15/2041	304,778	324,211
4.00% due 07/15/2041	1,143,737	1,213,545
4.00% due 08/15/2041	2,467,371	2,621,734
4.00% due 09/15/2041	1,829,117	1,943,892
4.00% due 10/15/2041	383,793	406,981
4.00% due 11/15/2041	1,281,728	1,359,418
4.00% due 12/15/2041	663,605	701,025
4.00% due 01/15/2042	106,092	112,047
4.00% due 02/15/2042	28,138	29,817
4.00% due 03/15/2042	174,894	184,824
4.00% due 04/15/2042	18,931	19,993
4.00% due 06/15/2042	567,156	599,133
4.50% due 04/15/2018	42,076	44,934
4.50% due 05/15/2018	311,471	334,159
4.50% due 08/15/2018	15,796	16,913
4.50% due 09/15/2018	135,699	145,357
4.50% due 10/15/2018	516,240	551,992
4.50% due 09/15/2033	146,460	158,722
4.50% due 03/15/2039	269,400	289,515
4.50% due 05/15/2039	912,974	981,311
4.50% due 06/15/2039	4,384,396	4,716,411
4.50% due 07/15/2039	94,118	101,176
4.50% due 09/15/2039	321,821	345,899
4.50% due 10/15/2039	347,902	375,188
4.50% due 11/15/2039	11,969	12,906
4.50% due 01/15/2040	118,149	127,377
4.50% due 02/15/2040	195,562	210,147
4.50% due 03/15/2040	133,268	143,692
4.50% due 04/15/2040	7,824	8,433
4.50% due 05/15/2040	2,347,592	2,523,344
4.50% due 06/15/2040	2,210,858	2,384,783
4.50% due 07/15/2040	77,594	84,166
4.50% due 08/15/2040	340,250	365,661
4.50% due 09/15/2040	886,364	953,657
4.50% due 12/15/2040	342,067	372,677
4.50% due 03/15/2041	249,901	269,750
4.50% due 04/15/2041	421,114	455,602
4.50% due 05/15/2041	270,433	292,595
4.50% due 06/15/2041	4,574,513	4,948,858
4.50% due 07/15/2041	306,167	331,261
4.50% due 08/15/2041	1,794,772	1,939,643
5.00% due 06/15/2033	6,616	7,261
5.00% due 08/15/2033	45,742	50,001
5.00% due 09/15/2033	73,628	80,800
5.00% due 10/15/2033	44,611	48,956
5.00% due 11/15/2033	8,161	9,156
5.00% due 06/15/2034	181,211	198,784
5.00% due 05/15/2035	5,607	6,176
5.00% due 08/15/2035	2,664,549	2,922,735
5.00% due 09/15/2035	6,922	7,586
5.00% due 11/15/2035	239,664	261,952
5.00% due 02/15/2036	116,865	127,085
5.00% due 02/20/2036	401,904	441,067
5.00% due 03/15/2036	133,885	145,626

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.00% due 05/15/2036	$196,256	$215,028
5.00% due 06/15/2036	171,779	191,157
5.00% due 08/15/2036	9,791	10,752
5.00% due 07/15/2038	625,213	680,396
5.00% due 08/15/2038	1,824,223	1,984,816
5.50% due 02/15/2032	6,818	7,514
5.50% due 03/15/2032	10,974	12,094
5.50% due 12/15/2032	9,570	10,565
5.50% due 01/15/2033	6,308	6,962
5.50% due 02/15/2033	35,835	39,553
5.50% due 03/15/2033	145,149	159,917
5.50% due 04/15/2033	453,405	500,895
5.50% due 05/15/2033	1,187	1,299
5.50% due 06/15/2033	704,984	778,843
5.50% due 07/15/2033	722,522	806,526
5.50% due 08/15/2033	102,133	113,065
5.50% due 09/15/2033	17,464	19,750
5.50% due 11/15/2033	93,527	102,486
5.50% due 12/15/2033	4,958	5,459
5.50% due 01/15/2034	222,151	245,973
5.50% due 02/15/2034	84,285	94,484
6.00% due 04/15/2028	250,047	277,136
6.00% due 01/15/2029	34,664	38,247
6.00% due 03/15/2029	26,827	29,592
6.00% due 11/15/2031	13,792	15,225
6.00% due 12/15/2031	33,358	37,320
6.00% due 04/15/2032	31,941	35,735
6.00% due 09/15/2032	27,569	30,844
6.00% due 10/15/2032	125,237	140,135
6.00% due 11/15/2032	41,031	45,906
6.00% due 01/15/2033	6,659	7,451
6.00% due 02/15/2033	70,222	78,567
6.00% due 03/15/2033	27,153	30,379
6.00% due 09/15/2033	30,485	34,072
6.00% due 01/15/2034	198,966	219,760
6.00% due 03/15/2034	33,197	36,666
6.00% due 05/15/2034	13,325	14,716
6.00% due 07/15/2034	23,465	25,917
6.00% due 08/15/2034	232,917	257,263
6.00% due 09/15/2034	28,046	30,976
6.00% due 11/15/2034	187,253	206,827
6.00% due 03/15/2035	66,157	73,346
6.00% due 08/15/2035	164,171	182,189
6.00% due 01/15/2036	91,488	101,129
6.00% due 02/15/2036	57,758	64,306
6.00% due 04/15/2036	165,075	182,203
6.00% due 05/15/2036	79,094	88,045
6.00% due 06/15/2036	251,622	278,220
6.00% due 07/15/2036	53,328	58,960
6.00% due 08/15/2036	194,835	215,877
6.00% due 09/15/2036	124,286	137,166
6.00% due 10/15/2036	368,935	409,155
6.00% due 11/15/2036	151,683	167,421
6.00% due 12/15/2036	36,504	40,365
6.00% due 10/15/2039	1,704,860	1,882,219
6.50% due 09/15/2028	7,828	8,781
Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.50% due 09/15/2031	$17,405	$19,518
6.50% due 10/15/2031	9,693	10,878
6.50% due 11/15/2031	2,772	3,108
6.50% due 12/15/2031	11,317	12,686
7.50% due 09/15/2030	24,027	24,980
		87,900,016
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority Senior Notes 1.75% due 10/15/2018	175,000	175,170
Tennessee Valley Authority Senior Notes 3.50% due 12/15/2042	441,000	359,253
		534,423
Total U.S. Government Agencies (cost $162,714,740)		163,550,153
U.S. GOVERNMENT TREASURIES — 29.0%
United States Treasury Bonds — 5.2%
2.75% due 08/15/2042	3,408,000	2,824,912
2.75% due 11/15/2042	41,000	33,934
2.88% due 05/15/2043	2,565,000	2,177,044
3.13% due 11/15/2041	781,000	704,242
3.13% due 02/15/2042	2,860,000	2,574,892
3.13% due 02/15/2043	1,851,100	1,658,471
3.50% due 02/15/2039	1,328,000	1,302,686
3.75% due 08/15/2041	715,000	726,842
3.88% due 08/15/2040	1,577,000	1,643,283
4.25% due 05/15/2039	112,000	124,390
4.25% due 11/15/2040	1,100,000	1,219,109
4.38% due 02/15/2038	1,183,000	1,339,563
4.38% due 11/15/2039	1,401,000	1,586,195
4.38% due 05/15/2040	953,000	1,078,379
4.50% due 05/15/2038	82,000	94,607
4.63% due 02/15/2040	1,205,000	1,417,193
4.75% due 02/15/2041	1,123,000	1,345,670
5.25% due 11/15/2028	424,000	530,132
5.38% due 02/15/2031	500,000	637,656
6.13% due 11/15/2027	544,000	734,315
6.25% due 08/15/2023	1,613,000	2,134,705
6.38% due 08/15/2027	1,217,000	1,676,038
6.75% due 08/15/2026	377,000	531,452
7.88% due 02/15/2021	1,267,000	1,776,869
8.13% due 08/15/2019	66,000	90,111
8.13% due 05/15/2021	22,000	31,384
8.75% due 05/15/2017	1,725,000	2,208,538
8.75% due 05/15/2020	1,035,000	1,484,093
8.75% due 08/15/2020	1,389,000	2,005,369
9.00% due 11/15/2018	3,800,000	5,234,500
9.13% due 05/15/2018	55,000	74,564
		41,001,138
United States Treasury Notes — 23.8%
0.25% due 01/31/2014	425,000	425,299
0.25% due 03/31/2014	1,550,000	1,551,454
0.25% due 04/30/2014	3,999,000	4,003,063
0.25% due 05/31/2014	1,800,000	1,801,969

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
0.38% due 04/15/2015	$800,000	$801,718
0.38% due 03/15/2016	1,813,000	1,809,601
0.63% due 05/31/2017	107,000	105,796
0.63% due 08/31/2017	527,000	518,807
0.63% due 11/30/2017	3,955,000	3,874,354
0.75% due 12/31/2017	83,000	81,593
0.88% due 09/15/2016	6,000,000	6,044,064
0.88% due 11/30/2016	9,335,000	9,376,569
0.88% due 01/31/2017	6,357,000	6,372,397
0.88% due 02/28/2017	5,157,000	5,164,653
0.88% due 01/31/2018	200,000	197,375
0.88% due 07/31/2019	2,417,000	2,307,481
1.00% due 08/31/2016	12,185,000	12,314,466
1.00% due 10/31/2016	7,009,000	7,074,163
1.00% due 03/31/2017	2,238,000	2,248,315
1.00% due 05/31/2018	206,000	203,361
1.13% due 12/31/2019	1,985,000	1,903,119
1.25% due 08/31/2015	1,641,000	1,670,359
1.25% due 09/30/2015	1,716,000	1,747,640
1.25% due 10/31/2015	4,331,000	4,411,193
1.25% due 02/29/2020	5,141,000	4,948,212
1.38% due 11/30/2015	1,100,000	1,123,547
1.38% due 06/30/2018	98,000	98,253
1.38% due 07/31/2018	4,282,000	4,289,695
1.38% due 09/30/2018	743,000	742,478
1.38% due 05/31/2020	4,553,000	4,393,290
1.50% due 08/31/2018	6,181,000	6,222,048
1.63% due 08/15/2022	3,501,000	3,261,398
1.63% due 11/15/2022	2,986,000	2,764,615
1.75% due 07/31/2015	2,604,000	2,672,863
1.75% due 05/15/2022	1,252,000	1,185,780
1.75% due 05/15/2023	5,500,000	5,096,525
1.88% due 08/31/2017	3,079,000	3,179,067
1.88% due 10/31/2017	984,000	1,014,750
2.00% due 01/31/2016	2,932,000	3,039,660
2.00% due 11/15/2021	4,434,000	4,334,235
2.00% due 02/15/2022	1,938,000	1,883,947
2.13% due 08/15/2021	3,432,000	3,404,115
2.25% due 01/31/2015	2,407,000	2,473,005
2.38% due 08/31/2014	300,000	306,176
2.38% due 02/28/2015	5,244,000	5,404,188
2.38% due 05/31/2018	1,256,000	1,318,015
2.50% due 04/30/2015	5,205,000	5,390,225
2.50% due 08/15/2023	9,759,000	9,659,888
2.63% due 04/30/2016	4,372,000	4,610,750
2.63% due 08/15/2020	922,000	962,266
2.63% due 11/15/2020	1,302,000	1,354,080
2.75% due 12/31/2017	533,000	568,644
2.75% due 02/15/2019	461,000	490,533
3.13% due 05/15/2019	2,092,000	2,266,715
3.13% due 05/15/2021	13,000	13,894
3.38% due 11/15/2019	856,000	938,925
3.50% due 05/15/2020	815,000	898,792
3.63% due 08/15/2019	32,000	35,520
3.63% due 02/15/2020	3,814,000	4,237,117
3.88% due 05/15/2018	35,000	39,137
Security Description	Shares/ Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
4.00% due 02/15/2014	$464,000	$470,815
4.00% due 02/15/2015	5,228,000	5,499,406
4.00% due 08/15/2018	49,000	55,255
4.25% due 11/15/2013	1,096,000	1,101,608
4.25% due 11/15/2014	3,985,000	4,167,903
4.25% due 08/15/2015	831,000	892,124
4.25% due 11/15/2017	116,000	130,799
4.50% due 05/15/2017	50,000	56,394
4.75% due 05/15/2014	5,770,000	5,937,013
United States Treasury Notes TIPS 0.13% due 04/15/2018(10)	761,932	784,909
		189,727,383
Total U.S. Government Treasuries (cost $229,494,553)		230,728,521
EXCHANGE-TRADED FUNDS — 0.6%
iShares Barclays 1-3 Year Treasury Bond Fund	19,538	1,650,179
iShares Barclays 3-7 Year Treasury Bond Fund	13,839	1,679,086
iShares Barclays 7-10 Year Treasury Bond Fund	6,889	703,436
iShares Barclays 10-20 Year Treasury Bond Fund	2,284	285,934
iShares Barclays 20+ Year Treasury Bond Fund	6,145	653,828
Total Exchange-Traded Funds	(cost $4,929,679)	4,972,463
COMMON STOCK — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.† (cost $0)	1,980	2,416
PREFERRED SECURITIES — 0.1%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%	12,625	297,193
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	8,100	153,819
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd. Series E 5.38%	15,225	297,344
Telecom Services — 0.1%
Qwest Corp. 6.13%	16,600	351,256
Total Preferred Securities (cost $1,313,701)		1,099,612
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(4)	$317,000	277,375

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS 1.25% due 06/01/2077	$300,000	$234,000
Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(4)	115,000	126,500
Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(4)	353,000	308,875
JPMorgan Chase & Co. FRS Series R 6.00% due 08/01/2023(4)	403,000	377,813
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	360,000	390,600
JPMorgan Chase Capital XXIII FRS 1.26% due 05/15/2077	50,000	36,750
		1,114,038
Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(4)	400,000	370,800
Electric-Integrated — 0.0%
Enel SpA VRS 8.75% due 09/24/2073*	268,000	272,792
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(7)	58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	242,000	223,850
Food-Dairy Products — 0.0%
Land O'Lakes Capital Trust I 7.45% due 03/15/2028	230,000	222,525
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	282,000	265,610
Insurance-Multi-line — 0.2%
Farmers Insurance Exchange 8.63% due 05/01/2024*	250,000	320,934
MetLife, Inc. 6.40% due 12/15/2066	320,000	323,200
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	350,000	482,341
		1,126,475
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	250,000	351,250
Security Description	Shares/ Principal Amount	Value (Note 2)
Insurance-Property/Casualty (continued)
Sompo Japan Insurance, Inc. FRS 5.33% due 03/28/2073*	$450,000	$439,661
		790,911
Special Purpose Entities — 0.0%
Goldman Sachs Capital I 6.35% due 02/15/2034	250,000	242,028
Total Preferred Securities/Capital Securities (cost $5,130,323)		5,266,910
WARRANTS — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(6)(7)(11)	11	3,410
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(6)(7)(11)	11	1,375
Total Warrants (cost $0)		4,785
Total Long-Term Investment Securities (cost $702,636,469)		706,285,229
SHORT-TERM INVESTMENT SECURITIES — 10.2%
U.S. Government Agencies — 2.7%
Federal Home Loan Mtg. Corp. Disc. Notes 0.01% due 10/21/2013	$21,650,000	21,649,880
U.S. Government Treasuries — 7.5%
United States Treasury Bills
0.01% due 10/10/2013	8,000,000	8,000,100
0.01% due 10/17/2013	15,000,000	15,000,000
0.01% due 10/24/2013	25,350,000	25,349,658
0.01% due 03/20/2014	11,000,000	10,998,442
		59,348,200
Total Short-Term Investment Securities (cost $80,998,080)		80,998,080
REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $1,189,000 and collateralized by $1,215,000 of United States Treasury Notes, bearing interest at 0.88%, due 02/28/2017 and having an approximate value of $1,217,400	$1,189,000	$1,189,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $6,457,000 and collateralized by $7,245,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $6,589,349	6,457,000	6,457,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Bank of America Securities LLC Joint Repurchase Agreement(12)	$1,650,000	$1,650,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)	960,000	960,000
BNP Paribas SA Joint Repurchase Agreement(12)	960,000	960,000
Deutsche Bank AG Joint Repurchase Agreement(12)	640,000	640,000
State Street Bank & Trust Co. Joint Repurchase Agreement(12)	1,494,000	1,494,000
UBS Securities LLC Joint Repurchase Agreement(12)	1,870,000	1,870,000
Total Repurchase Agreements (cost $15,220,000)		15,220,000
TOTAL INVESTMENTS (cost $798,854,549)(13)	100.8%	802,503,309
Liabilities in excess of other assets	(0.8)	(6,053,696)
NET ASSETS	100.0%	$796,449,613

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $61,547,770 representing 7.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Commercial Mortgage Backed Security

(3)  Interest Only

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(6)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(7)  Illiquid security. At September 30, 2013, the aggregate value of these securities was $5,496 representing 0.0% of net assets.

(8)  Security currently paying interest in the form of additional securities.

(9)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer.

(10)  Principal amount of security is adjusted for inflation.

(11)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2013, the Diversified Fixed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/2016 (strike price $500.00) Warrants	03/01/2011	11	$—	$3,410	$310	0.00%
ION Media Networks, Inc. Expries 12/18/2016 (strike price $687.00) Warrants	11/11/2010	11	—	1,375	125	0.00
				$4,785		0.00%

(12)  See Note 2 for details of Joint Repurchase Agreements.

(13)  See Note 4 for cost of investments on a tax basis.

(14)  "Step-Down" security where the rate decreases ("step-down") at a predetermined rate. Rate shown reflects the decreased rate.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
103	Long	U.S. Treasury 5YR Notes	December 2013	$12,322,151	$12,467,828	$145,677
64	Short	U.S. Treasury 10YR Notes	December 2013	7,948,500	8,089,000	(140,500)
35	Short	US Long Bonds	December 2013	4,579,288	4,668,125	(88,837)
31	Long	US Ultra Bonds	December 2013	4,380,053	4,404,906	24,853
						$(58,807)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$22,301,137	$—	$22,301,137
U.S. Corporate Bonds & Notes:			—
Gambling	—	—	679	679
Recycling	—	—	3	3
Other Industries*	—	204,753,060	—	204,753,060
Foreign Corporate Bonds & Notes	—	58,141,390	—	58,141,390
Foreign Government Agencies	—	11,611,753	—	11,611,753
Municipal Bond & Notes	—	3,852,347	—	3,852,347
U.S. Government Agencies:
Government National Mtg. Assoc.	—	87,900,016	—	87,900,016
Other Government Agencies*	—	75,650,137	—	75,650,137
U.S. Government Treasuries:
Unites States Treasury Bonds	—	41,001,138	—	41,001,138
Unites States Treasury Notes	—	189,727,383	—	189,727,383
Exchange-Traded Funds	4,972,463	—	—	4,972,463
Common Stock	2,416	—	—	2,416
Preferred Securities	1,099,612	—	—	1,099,612
Preferred Securities/Capital Securities	—	5,266,910	—	5,266,910
Warrants	—	—	4,785	4,785
Short-Term Investment Securities:
U.S. Government Agencies:	—	21,649,880	—	21,649,880
U.S. Government Treasuries	—	59,348,200	—	59,348,200
Repurchase Agreements	—	15,220,000	—	15,220,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	170,530	—	—	170,530
Total	$6,245,021	$796,423,351	$5,467	$802,673,839
Liabilities:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$229,337	$—	$—	$229,337

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
United States Treasury Notes	52.7%
Sovereign	36.2
Repurchase Agreements	8.7
97.6%

*  Calculated as a percentage of net assets

Credit Quality†#
Aaa	73.4%
Aa	26.6
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN GOVERNMENT AGENCIES(1) — 9.0%
Sovereign — 9.0%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	7,941,764	$10,692,447
Bundesrepublik Deutschland Bonds 0.75% due 04/15/2018	EUR	1,899,324	2,715,577
Bundesrepublik Deutschland Bonds 1.75% due 04/15/2020	EUR	8,592,909	13,147,321
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,298,598	17,938,733
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	3,036,000	2,352,692
Swedish Government Bonds 0.25% due 06/01/2022	SEK	32,184,500	4,748,478
Total Foreign Government Agencies (cost $53,511,399)			51,595,248
FOREIGN GOVERNMENT TREASURIES(1) — 27.2%
Sovereign — 27.2%
Australian Government Senior Bonds 4.00% due 08/20/2015	AUD	18,749,840	18,483,961
French Government Bonds 1.00% due 07/25/2017	EUR	6,089,094	8,755,616
French Government Bonds 1.10% due 07/25/2022	EUR	14,512,979	20,694,121
French Government Bonds 1.60% due 07/25/2015	EUR	18,342,240	26,063,956
French Government Bonds 2.25% due 07/25/2020	EUR	14,326,579	22,226,955
United Kingdom Gilt Bonds 1.25% due 11/22/2017	GBP	6,090,242	11,078,132
United Kingdom Gilt Bonds 1.88% due 11/22/2022	GBP	10,289,921	20,335,031
United Kingdom Gilt Bonds 2.50% due 07/26/2016	GBP	6,968,071	12,599,505
United Kingdom Gilt Bonds 2.50% due 04/16/2020	GBP	7,759,344	15,374,399
Total Foreign Government Treasuries (cost $151,624,035)			155,611,676
U.S. GOVERNMENT TREASURIES — 52.7%
United States Treasury Notes(1) — 52.7%
0.13% due 04/15/2016 TIPS		$22,911,762	23,513,196
0.13% due 04/15/2017 TIPS		40,238,106	41,492,409
0.13% due 04/15/2018 TIPS		12,858,867	13,246,639
Security Description	Shares/ Principal Amount(7)	Value (Note 2)
United States Treasury Notes(1) (continued)
0.13% due 01/15/2022 TIPS	$18,757,872	$18,521,936
0.13% due 07/15/2022 TIPS	18,563,380	18,284,929
0.13% due 01/15/2023 TIPS	35,293,500	34,333,940
0.38% due 07/15/2023 TIPS	18,042,586	17,949,558
0.63% due 07/15/2021 TIPS	17,800,514	18,527,825
1.13% due 01/15/2021 TIPS	20,716,096	22,305,414
1.25% due 07/15/2020 TIPS	14,085,097	15,409,969
1.38% due 01/15/2020 TIPS	8,533,738	9,360,444
1.63% due 01/15/2018 TIPS	10,732,068	11,794,370
1.88% due 07/15/2019 TIPS	6,837,625	7,745,744
2.00% due 01/15/2016 TIPS	8,179,594	8,747,691
2.38% due 01/15/2017 TIPS	27,452,184	30,448,343
2.63% due 07/15/2017 TIPS	9,016,560	10,230,982
Total U.S. Government Treasuries (cost $305,853,233)		301,913,389
COMMON STOCK — 0.0%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(3)	765	73,379
Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(2)(3)	25	25,313
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	49	1,487
Total Common Stock (cost $98,621)		100,179
WARRANTS† — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(2)(3)(6)	117	36,270
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(2)(3)(6)	116	14,500
Total Warrants (cost $0)		50,770
Total Long-Term Investment Securities (cost $511,690,701)		509,271,262
REPURCHASE AGREEMENTS — 8.7%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$13,565,000	13,565,000
Barclays Capital PLC Joint Repurchase Agreement(4)	7,885,000	7,885,000
BNP Paribas SA Joint Repurchase Agreement(4)	7,885,000	7,885,000
Deutsche Bank AG Joint Repurchase Agreement(4)	5,255,000	5,255,000
UBS Securities LLC Joint Repurchase Agreement(4)	15,265,000	15,265,000
Total Repurchase Agreements (cost $49,855,000)		49,855,000
TOTAL INVESTMENTS (cost $561,545,701)(5)	97.6%	559,126,262
Other assets less liabilities	2.4	13,631,226
NET ASSETS	100.0%	$572,757,488

†  Non-income producing security

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

(1)  Principal amount of security is adjusted for inflation.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Illiquid security. At September 30, 2013, the aggregate value of these securities was $149,462 representing 0.0% of net assets.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

(6)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2013, the Real Return Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/2016 (strike price $500.00) Warrants	03/01/2011	117	$—	$36,270	$310	0.00%
ION Media Networks, Inc.Expries 12/18/2016 (strike price $687.00) Warrants	11/11/2010	116	—	14,500	125	0.00
				$50,770		0.00%

(7)  Denominatd in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (continued) (unaudited)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	SEK	31,957,000	USD	4,879,062	12/18/13	$—	$(84,691)
	USD	757,443	CAD	780,000	10/31/13	—	(753)
						—	(85,444)
Credit Suisse International	EUR	38,799,000	USD	51,595,298	12/18/13	—	(904,485)
	GBP	41,391,000	USD	65,330,644	12/18/13	—	(1,639,607)
	SEK	80,000	USD	12,568	10/31/13	128	—
						128	(2,544,092)
Deutsche Bank AG	USD	2,641,523	GBP	1,633,000	12/18/13	656	—
Royal Bank of Scotland	CAD	19,268,000	USD	18,578,729	12/18/13	—	(91,131)
	EUR	38,800,000	USD	51,589,722	12/18/13	—	(911,414)
						—	(1,002,545)
State Street Bank and Trust Co.	USD	580,857	EUR	430,000	10/31/13	910	—
	USD	4,742,919	GBP	2,958,000	10/31/13	44,698	—
						45,608	—
Westpac Banking Corp.	AUD	20,076,000	USD	18,555,343	12/18/13	—	(80,300)
	NZD	3,331,000	USD	2,666,532	12/18/13	—	(85,504)
	USD	300,715	NZD	360,000	10/31/13	—	(2,306)
						—	(168,110)
Net Unrealized Appreciation (Depreciation)						$46,392	$(3,800,191)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (continued) (unaudited)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Foreign Government Agencies
Sovereign	$—	$51,595,248	$—	$51,595,248
Foreign Government Treasuries
Sovereign	—	155,611,676	—	155,611,676
U.S. Government Treasuries
United States Treasury Notes	—	301,913,389	—	301,913,389
Common Stock
Printing - Commercial	1,487	—	—	1,487
Other Industries*	—	—	98,692	98,692
Warrants	—	—	50,770	50,770
Repurchase Agreements	—	49,855,000	—	49,855,000
Other Financial Instruments:+
Open Forward Currency Contracts - Appreciation	—	46,392	—	46,392
Total	$1,487	$559,021,705	$149,462	$559,172,654
Liabilities:
Other Financial Instruments:+
Open Forward Currency Contracts - Depreciation	$—	$3,800,191	$—	$3,800,191

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Banks-Foreign U.S. Branches	38.9%
U.S. Government Agency	20.9
Asset Backed Commercial Paper/Auto	13.5
Municipal	7.8
Banks-Domestic	5.4
Asset Backed Commercial Paper/Diversified	4.9
Asset Backed Commercial Paper/Fully Suppoted	3.7
Diversified	3.1
Food & Beverage	1.6
Student Loan	0.3
100.1%

Weighted avergade days to maturity-44

Credit Quality†#
Government — Agency	20.9%
P-1	70.1
A1	0.9
Aaa	3.1
Aa1	3.0
Aa2	0.6
Aa3	1.4
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 100.1%
Asset-Backed Commercial Paper — 22.0%
Chariot Funding LLC 0.24% due 02/26/2014*	$260,000	$259,797
Chariot Funding LLC 0.24% due 03/18/2014*	250,000	249,762
Chariot Funding LLC 0.27% due 10/02/2013*	500,000	499,996
Chariot Funding LLC 0.27% due 10/04/2013*	250,000	249,994
FCAR Owner Trust I 0.20% due 10/03/2013	380,000	379,996
FCAR Owner Trust I 0.26% due 02/07/2014	110,000	109,914
FCAR Owner Trust I 0.28% due 10/04/2013	210,000	209,995
FCAR Owner Trust II 0.26% due 12/16/2013	140,000	139,947
FCAR Owner Trust II 0.29% due 11/15/2013	370,000	369,866
Gemini Securitization Corp. LLC 0.23% due 10/08/2013*	250,000	249,989
Gemini Securitization Corp. LLC 0.23% due 10/15/2013*	260,000	259,977
Gemini Securitization Corp. LLC 0.23% due 10/16/2013*	400,000	399,962
Gemini Securitization Corp. LLC 0.23% due 10/28/2013*	800,000	799,862
Jupiter Securitization Co. LLC 0.24% due 12/09/2013*	250,000	249,925
Jupiter Securitization Co. LLC 0.24% due 12/10/2013*	338,000	337,895
Jupiter Securitization Co. LLC 0.24% due 12/17/2013*	800,000	799,720
Jupiter Securitization Co. LLC 0.24% due 01/03/2014*	250,000	249,883
Jupiter Securitization Co. LLC 0.24% due 02/10/2014*	250,000	249,798
Kells Funding LLC 0.24% due 01/13/2014*	500,000	499,715
Kells Funding LLC 0.27% due 11/01/2013*	250,000	249,942
Kells Funding LLC 0.27% due 01/02/2014*	500,000	499,760
Liberty Street Funding LLC 0.19% due 12/05/2013*	250,000	249,915
Old Line Funding LLC 0.24% due 12/20/2013*	265,000	264,952
Old Line Funding LLC 0.24% due 01/07/2014*	250,000	249,932
Old Line Funding LLC 0.24% due 03/07/2014*	250,000	249,820
Regency Markets No. 1 LLC 0.14% due 10/04/2013*	410,000	409,995
Thunder Bay Funding LLC 0.24% due 03/03/2014*	300,000	299,703
Total Asset-Backed Commercial Paper (cost $9,039,144)		9,040,012
Security Description	Principal Amount	Value (Note 2)
Certificates of Deposit — 41.9%
Bank of Montreal Chicago 0.17% due 12/20/2013	$300,000	$299,987
Bank of Montreal Chicago 0.18% due 12/27/2013	410,000	409,990
Bank of Montreal Chicago 0.20% due 11/12/2013	435,000	435,005
Bank of Montreal Chicago 0.24% due 10/24/2013	400,000	400,003
Bank of Nova Scotia Houston 0.23% due 10/10/2013	800,000	800,000
Bank of Nova Scotia Houston FRS 0.18% due 03/05/2014	400,000	399,984
Bank of Nova Scotia Houston FRS 0.19% due 03/27/2014	300,000	299,971
Bank of Nova Scotia Houston FRS 0.19% due 02/21/2014	300,000	300,012
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.21% due 12/23/2013	400,000	400,009
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.21% due 01/13/2014	200,000	199,994
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.53% due 11/21/2013	565,000	565,223
BNP Paribas NY 0.41% due 10/18/2013*	780,000	780,075
Branch Banking & Trust Co. 0.19% due 10/01/2013	330,000	330,000
Credit Industriel et Commercial NY FRS 0.18% due 11/14/2013	600,000	600,000
Credit Industriel et Commercial NY 0.25% due 10/03/2013	600,000	600,000
Credit Suisse NY 0.22% due 12/12/2013	300,000	300,018
Credit Suisse NY 0.27% due 12/02/2013	500,000	500,070
Credit Suisse NY 0.30% due 12/03/2013	128,000	128,026
Credit Suisse NY 0.33% due 01/03/2014	400,000	400,128
DNB Bank ASA NY 0.22% due 11/14/2013	400,000	400,007
DNB Bank ASA NY 0.23% due 11/20/2013	700,000	700,048
DNB Bank ASA NY 0.24% due 03/04/2014	100,000	100,000
Mizuho Bank Ltd. NY 0.21% due 12/09/2013	195,000	194,992
Mizuho Bank Ltd. NY 0.21% due 12/17/2013	500,000	499,978
Mizuho Bank, Ltd. NY 0.21% due 11/26/2013	400,000	400,000
Nordea Bank Finland PLC NY 0.24% due 02/18/2014	120,000	120,019

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
Nordea Bank Finland PLC NY 0.25% due 01/02/2014	$100,000	$100,023
Nordea Bank Finland PLC NY 0.25% due 01/06/2014	265,000	265,064
Nordea Bank Finland PLC NY 0.25% due 01/07/2014	200,000	200,050
Nordea Bank Finland PLC NY 0.25% due 01/16/2014	150,000	150,041
Nordea Bank Finland PLC NY 0.25% due 01/30/2014	565,000	565,170
Nordea Bank Finland PLC NY 0.25% due 02/05/2014	128,000	128,023
Nordea Bank Finland PLC NY FRS 0.26% due 02/27/2014	150,000	150,030
Skandinaviska Enskilda Banken NY FRS 0.29% due 01/27/2014	140,000	140,050
Skandinaviska Enskilda Banken NY 0.57% due 01/07/2014	120,000	120,119
Sumitomo Mitsui Banking Corp. NY 0.22% due 12/20/2013	300,000	300,000
Sumitomo Mitsui Banking Corp. NY 0.23% due 11/18/2013	200,000	200,000
Sumitomo Mitsui Banking Corp. NY 0.24% due 11/06/2013	600,000	600,000
Sumitomo Mitsui Banking Corp. NY 0.26% due 12/04/2013	100,000	100,007
Svenska Handelsbanken NY 0.19% due 11/26/2013	300,000	300,002
Svenska Handelsbanken NY 0.25% due 02/18/2014	800,000	800,112
Svenska Handelsbanken NY 0.26% due 01/17/2014	100,000	100,017
Toronto-Dominion Bank NY 0.23% due 11/12/2013	500,000	500,000
Toronto-Dominion Bank NY 0.24% due 01/21/2014	600,000	600,168
Toronto-Dominion Bank NY 0.25% due 01/13/2014	400,000	400,116
Wells Fargo Bank NA FRS 0.18% due 02/07/2014	300,000	299,979
Wells Fargo Bank NA FRS 0.18% due 03/03/2014	400,000	399,952
Wells Fargo Bank NA 0.22% due 02/07/2014	200,000	200,000
Total Certificates of Deposit (cost $17,181,591)		17,182,462
Commercial Paper — 6.2%
Coca-Cola Co. 0.13% due 01/23/2014*	400,000	399,880
Coca-Cola Co. 0.22% due 02/03/2014*	250,000	249,910
General Electric Capital Corp. 0.23% due 10/23/2013	900,000	899,873
Security Description	Principal Amount	Value (Note 2)
Commercial Paper (continued)
State Street Boston Corp. 0.14% due 12/04/2013	$1,000,000	$999,750
Total Commercial Paper (cost $2,549,269)		2,549,413
Corporate Notes — 1.0%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	394,530	6,707
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	592,098	10,066
General Electric Capital Corp. FRS Senior Notes 0.77% due 10/25/2013	360,000	360,129
General Electric Capital Corp. Senior Notes 2.10% due 01/07/2014	20,000	20,094
Total Corporate Notes (cost $405,496)		396,996
Municipal Bonds — 8.1%
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.05% due 10/01/2039(6)	100,000	100,000
Iowa Finance Authority Single Family Mtg. VRDN Series C Revenue Bonds 0.12% due 07/01/2037(6)	520,000	520,000
Massachusetts Bay Transportation Authority VRDN Series A-1 Revenue Bonds 0.05% due 03/01/2030(6)	775,000	775,000
Metropolitan Transportation Authority VRDN Series D-2 Revenue Bonds (LOC-Landesbank Hessen) 0.06% due 11/01/2035(6)	185,000	185,000
Metropolitan Water District of Southern California VRDN Series A-2 Revenue Bonds 0.06% due 07/01/2037(6)	365,000	365,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.17% due 12/01/2043(6)	115,000	115,000
State of California VRDN Series A-A2-1 General Obligation Bonds (LOC-Barclays Bank PLC) 0.07% due 05/01/2040(6)	225,000	225,000

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Municipal Bonds (continued)
State of Texas VRDN Series B General Obligation Bonds 0.09% due 06/01/2045(6)	$100,000	$100,000
State of Texas VRDN General Obligation Bonds 0.11% due 06/01/2031(6)	190,000	190,000
State of Texas VRDN General Obligation Bonds 0.12% due 12/01/2024(6)	100,000	100,000
State of Texas VRDN Series A-2 General Obligation Bonds 0.12% due 12/01/2029(6)	250,000	250,000
University of Texas System VRDN Series B Revenue Bonds 0.05% due 08/01/2025(6)	120,000	120,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.07% due 08/15/2036(6)	280,000	280,000
Total Municipal Bonds (cost $3,325,000)		3,325,000
U.S. Government Agencies — 20.9%
Federal Farm Credit Disc. Notes 0.01% due 10/01/2013	8,427,000	8,427,000
Federal Home Loan Bank 0.30% due 11/22/2013	20,000	20,003
0.30% due 11/25/2013	15,000	15,003
0.30% due 12/06/2013	45,000	45,018
4.88% due 11/27/2013	45,000	45,328
Federal Home Loan Mortgage Corp. 0.38% due 11/27/2013	28,000	28,008
Total U.S. Government Agencies (cost $8,580,351)		8,580,360
TOTAL INVESTMENTS (cost $41,080,851)(7)	100.1%	41,074,243
Liabilities in excess of other assets	(0.1)	(59,455)
NET ASSETS	100.0%	$41,014,788

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $9,276,932 representing 22.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)    Illiquid security. At September 30, 2013, the aggregate value of these securities was $16,773 representing 0.0% of net assets.

(2)  Security in default

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)  On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of September 30, 2013, represents the Notes' residual value that may be distributed to the Portfolio.

(6)  The security's effective maturity date is less than one year.

(7)  See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at September 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$9,040,012	$—	$9,040,012
Certificates of Deposit	—	17,182,462	—	17,182,462
Commercial Paper	—	2,549,413	—	2,549,413
Corporate Notes	—	380,223	16,773	396,996
Municipal Bonds	—	3,325,000	—	3,325,000
U.S. Government Agencies	—	8,580,360	—	8,580,360
Total	$—	$41,057,470	$16,773	$41,074,243

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	11.5%
Medical-Drugs	10.2
Web Portals/ISP	7.0
Transport-Rail	6.8
Repurchase Agreements	4.7
Pharmacy Services	4.0
Retail-Major Department Stores	4.0
Finance-Credit Card	3.8
Casino Hotels	3.5
Retail-Apparel/Shoe	3.5
Internet Content-Entertainment	3.5
Agricultural Chemicals	3.5
E-Commerce/Products	3.2
Multimedia	3.2
Diversified Manufacturing Operations	3.2
Diversified Banking Institutions	2.9
Aerospace/Defense	2.8
Computer Services	2.7
Insurance-Reinsurance	2.7
Commercial Paper	2.5
Retail-Auto Parts	2.4
Software Tools	2.2
Metal Processors & Fabrication	2.1
Banks-Super Regional	2.0
Wireless Equipment	1.8
Medical Information Systems	1.7
101.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 94.2%
Aerospace/Defense — 2.8%
Lockheed Martin Corp.	32,609	$4,159,278
Agricultural Chemicals — 3.5%
Monsanto Co.	49,945	5,212,760
Banks-Super Regional — 2.0%
US Bancorp	81,579	2,984,160
Casino Hotels — 3.5%
MGM Resorts International†	260,516	5,324,947
Computer Services — 2.7%
IHS, Inc., Class A†	36,309	4,145,762
Diversified Banking Institutions — 2.9%
Citigroup, Inc.	89,952	4,363,572
Diversified Manufacturing Operations — 3.2%
Pentair, Ltd.	74,130	4,814,002
E-Commerce/Products — 3.2%
eBay, Inc.†	87,864	4,901,933
Finance-Credit Card — 3.8%
Visa, Inc., Class A	30,062	5,744,848
Insurance-Reinsurance — 2.7%
Berkshire Hathaway, Inc., Class B†	35,790	4,062,523
Internet Content-Entertainment — 3.5%
Facebook, Inc., Class A†	103,911	5,220,489
Medical Information Systems — 1.7%
athenahealth, Inc.†	23,072	2,504,696
Medical-Biomedical/Gene — 11.5%
Biogen Idec, Inc.†	20,374	4,905,244
Celgene Corp.†	40,937	6,301,432
Gilead Sciences, Inc.†	96,764	6,080,650
		17,287,326
Medical-Drugs — 10.2%
Roche Holding AG(1)	14,719	3,970,563
Valeant Pharmaceuticals International, Inc.†	66,606	6,949,004
Zoetis, Inc.	145,355	4,523,448
		15,443,015
Metal Processors & Fabrication — 2.1%
Precision Castparts Corp.	13,985	3,177,951
Multimedia — 3.2%
Twenty-First Century Fox, Inc., Class A	145,737	4,882,189
Pharmacy Services — 4.0%
Express Scripts Holding Co.†	98,696	6,097,439
Retail-Apparel/Shoe — 3.5%
L Brands, Inc.	86,904	5,309,834
Retail-Auto Parts — 2.4%
AutoZone, Inc.†	8,739	3,694,237
Retail-Major Department Stores — 4.0%
TJX Cos., Inc.	107,202	6,045,121
Software Tools — 2.2%
VMware, Inc., Class A†	40,092	3,243,443
Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Rail — 6.8%
Canadian Pacific Railway, Ltd.	82,905	$10,222,186
Web Portals/ISP — 7.0%
Google, Inc., Class A†	12,032	10,538,949
Wireless Equipment — 1.8%
Crown Castle International Corp.†	37,325	2,725,845
Total Long-Term Investment Securities (cost $113,077,080)		142,106,505
SHORT-TERM INVESTMENT SECURITIES — 2.5%
Commercial Paper — 2.5%
Societe Generale North America 0.01% due 10/01/2013 (cost $3,700,000)	$3,700,000	3,700,000
REPURCHASE AGREEMENT — 4.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $7,090,000 collateralized by $7,955,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $7,235,096 (cost $7,090,000)	7,090,000	7,090,000
TOTAL INVESTMENTS (cost $123,867,080)(2)	101.4%	152,896,505
Liabilities in excess of other assets	(1.4)	(2,084,411)
NET ASSETS	100.0%	$150,812,094

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2013. The aggregate value of these securities was $3,970,563 representing 2.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$17,287,326	$—	$—	$17,287,326
Medical-Drugs	11,472,452	3,970,563	—	15,443,015
Transport-Rail	10,222,186	—	—	10,222,186
Web Portals/ISP	10,538,949	—	—	10,538,949
Other Industries*	88,615,029	—	—	88,615,029
Short-Term Investment Securities:
Commercial Paper	—	3,700,000	—	3,700,000
Repurchase Agreements	—	7,090,000	—	7,090,000
Total	$138,135,942	$14,760,563	$—	$152,896,505

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Banks-Super Regional	10.0%
Oil Companies-Exploration & Production	9.3
Insurance-Multi-line	8.2
Medical-Drugs	6.7
Repurchase Agreements	6.7
Real Estate Operations & Development	4.6
Diversified Manufacturing Operations	3.7
Oil-Field Services	3.6
Retail-Regional Department Stores	3.5
Aerospace/Defense-Equipment	3.5
Networking Products	3.5
Insurance-Property/Casualty	3.4
Retail-Auto Parts	3.4
Real Estate Investment Trusts	3.3
Medical-HMO	3.3
Insurance-Reinsurance	3.3
Aerospace/Defense	3.1
Cruise Lines	2.9
Banks-Fiduciary	2.9
Medical Instruments	2.8
Steel-Producers	2.8
Diversified Banking Institutions	2.4
Cable/Satellite TV	1.6
Investment Management/Advisor Services	1.1
99.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 92.9%
Aerospace/Defense — 3.1%
Northrop Grumman Corp.	55,550	$5,291,693
Aerospace/Defense-Equipment — 3.5%
United Technologies Corp.	55,000	5,930,100
Banks-Fiduciary — 2.9%
Bank of New York Mellon Corp.	164,303	4,960,308
Banks-Super Regional — 10.0%
Capital One Financial Corp.	86,400	5,939,136
KeyCorp	406,500	4,634,100
Wells Fargo & Co.	153,100	6,326,092
		16,899,328
Cable/Satellite TV — 1.6%
DISH Network Corp., Class A	60,000	2,700,600
Cruise Lines — 2.9%
Carnival Corp.	152,275	4,970,256
Diversified Banking Institutions — 2.4%
JPMorgan Chase & Co.	80,105	4,140,627
Diversified Manufacturing Operations — 3.7%
Siemens AG ADR	52,340	6,307,493
Insurance-Multi-line — 8.2%
Loews Corp.	176,500	8,249,610
MetLife, Inc.	121,025	5,682,124
		13,931,734
Insurance-Property/Casualty — 3.4%
White Mountains Insurance Group, Ltd.	10,065	5,713,095
Insurance-Reinsurance — 3.3%
PartnerRe, Ltd.	60,370	5,526,270
Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	20,000	1,821,600
Medical Instruments — 2.8%
Medtronic, Inc.	90,720	4,830,840
Medical-Drugs — 6.7%
Pfizer, Inc.	178,300	5,118,993
Sanofi(1)	61,820	6,269,079
		11,388,072
Medical-HMO — 3.3%
UnitedHealth Group, Inc.	77,225	5,530,082
Networking Products — 3.5%
Cisco Systems, Inc.	250,705	5,871,511
Oil Companies-Exploration & Production — 9.3%
Apache Corp.	62,180	5,294,005
Devon Energy Corp.	179,965	10,394,779
		15,688,784
Oil-Field Services — 3.6%
Baker Hughes, Inc.	122,675	6,023,343
Real Estate Investment Trusts — 3.3%
Weyerhaeuser Co.	197,540	5,655,570
Real Estate Operations & Development — 4.6%
Cheung Kong Holdings, Ltd.(1)	259,500	3,947,311
Wheelock & Co., Ltd.(1)	720,500	3,832,050
		7,779,361
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Auto Parts — 3.4%
AutoZone, Inc.†	13,500	$5,706,855
Retail-Regional Department Stores — 3.5%
Kohl's Corp.	115,000	5,951,250
Steel-Producers — 2.8%
POSCO ADR	65,295	4,808,324
Total Long-Term Investment Securities (cost $138,422,109)		157,427,096
REPURCHASE AGREEMENTS — 6.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $7,193,000 and collateralized by $7,280,000 of U.S. Treasury Notes, bearing interest at 1.75%, due 03/31/2014 and having an approximate value of $7,340,854	$7,193,000	7,193,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $4,074,000 and collateralized by $4,570,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $4,156,429	4,074,000	4,074,000
Total Repurchase Agreements (cost $11,267,000)		11,267,000
TOTAL INVESTMENTS (cost $149,689,109)(2)	99.6%	168,694,096
Other assets less liabilities	0.4	699,679
NET ASSETS	100.0%	169,393,775

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2013. The aggregate value of these securities was $14,048,440 representing 8.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$16,899,328	$—	$—	$16,899,328
Insurance-Multi-line	13,931,734	—	—	13,931,734
Medical-Drugs	5,118,993	6,269,079	—	11,388,072
Oil Companies-Exploration & Production	15,688,784	—	—	15,688,784
Real Estate Operations & Development	—	7,779,361	—	7,779,361
Other Industries*	91,739,817	—	—	91,739,817
Repurchase Agreements	—	11,267,000	—	11,267,000
Total	$143,378,656	$25,315,440	$—	$168,694,096

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $7,779,361 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	62.3%
International Equity Investment Companies	27.4
Domestic Fixed Income Investment Companies	10.6
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Principal Amount	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.3%
Domestic Equity Investment Companies — 62.3%
Seasons Series Trust Focus Growth Portfolio, Class 3	241,722	$2,725,900
Seasons Series Trust Focus Value Portfolio, Class 3	141,164	2,070,693
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,324,318	16,561,767
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,421,310	20,788,743
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	289,236	4,422,149
Seasons Series Trust Mid Cap Value Portfolio, Class 3	842,663	15,146,340
Seasons Series Trust Multi-Managed Growth Portfolio, Class 3	162,776	3,070,588
Seasons Series Trust Small Cap Portfolio, Class 3†	749,897	9,125,450
Total Domestic Equity Investment Companies (cost $51,074,446)		73,911,630
Domestic Fixed Income Investment Companies — 10.6%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $12,924,006)	1,083,110	12,542,482
International Equity Investment Companies — 27.4%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $30,375,141)	3,766,157	32,595,769
TOTAL INVESTMENTS (cost $94,373,593)(1)	100.3%	119,049,881
Liabilities in excess of other assets	(0.3)	(362,212)
NET ASSETS	100.0%	$118,687,669

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$73,911,630	$—	$—	$73,911,630
Domestic Fixed Income Investment Companies	12,542,482	—	—	12,542,482
International Equity Investment Companies	32,595,769	—	—	32,595,769
Total	$119,049,881	$—	$—	$119,049,881

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	49.9%
Domestic Fixed Income Investment Companies	29.0
International Equity Investment Companies	21.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 49.9%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,054,559	$11,892,288
Seasons Series Trust Focus Value Portfolio, Class 3	684,379	10,038,948
Seasons Series Trust Large Cap Growth Portfolio, Class 3	5,691,480	71,176,976
Seasons Series Trust Large Cap Value Portfolio, Class 3	6,885,181	100,705,848
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	995,909	15,226,506
Seasons Series Trust Mid Cap Value Portfolio, Class 3	3,502,873	62,961,933
Seasons Series Trust Multi-Managed Moderate Growth Portfolio, Class 3	1,726,242	26,001,673
Seasons Series Trust Small Cap Portfolio, Class 3†	2,939,212	35,767,110
Total Domestic Equity Investment Companies (cost $226,087,901)		333,771,282
Domestic Fixed Income Investment Companies — 29.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	15,084,364	174,677,841
Seasons Series Trust Real Return Portfolio, Class 3	1,985,934	19,492,962
Total Domestic Fixed Income Investment Companies (cost $195,508,841)		194,170,803
International Equity Investment Companies — 21.1%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $119,929,762)	16,275,463	140,862,765
TOTAL INVESTMENTS (cost $541,526,504)(1)	100.0%	668,804,850
Liabilities in excess of other assets	0.0	(126,310)
NET ASSETS	100.0%	$668,678,540

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$333,771,282	$—	$—	$333,771,282
Domestic Fixed Income Investment Companies	194,170,803	—	—	194,170,803
International Equity Investment Companies	140,862,765	—	—	140,862,765
Total	$668,804,850	$—	$—	$668,804,850

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	42.5%
Domestic Fixed Income Investment Companies	41.3
International Equity Investment Companies	16.3
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 42.5%
Seasons Series Trust Focus Growth Portfolio, Class 3	533,159	$6,012,449
Seasons Series Trust Focus Value Portfolio, Class 3	401,349	5,887,258
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,305,242	41,334,962
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,968,061	58,038,696
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	440,492	6,734,711
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,797,620	32,311,094
Seasons Series Trust Small Cap Portfolio, Class 3†	1,412,018	17,182,771
Total Domestic Equity Investment Companies (cost $111,301,892)		167,501,941
Domestic Fixed Income Investment Companies — 41.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,362,511	119,998,498
Seasons Series Trust Multi-Managed Income/Equity, Class 3	1,510,872	19,257,443
Seasons Series Trust Real Return Portfolio, Class 3	2,387,163	23,431,230
Total Domestic Fixed Income Investment Companies (cost $163,135,863)		162,687,171
International Equity Investment Companies — 16.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $50,920,474)	7,389,845	63,958,486
Total Long-Term Investment Securities (cost $325,358,229)		394,147,598
TOTAL INVESTMENTS (cost $325,358,229)(1)	100.1%	394,147,598
Liabilities in excess of other assets	(0.1)	(305,270)
NET ASSETS	100.0%	$393,842,328

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$167,501,941	$—	$—	$167,501,941
Domestic Fixed Income Investment Companies	162,687,171	—	—	162,687,171
International Equity Investment Companies	63,958,486	—	—	63,958,486
Total	$394,147,598	$—	$—	$394,147,598

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2013 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	50.1%
Domestic Equity Investment Companies	38.2
International Equity Investment Companies	11.8
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 38.2%
Seasons Series Trust Focus Growth Portfolio, Class 3	354,378	$3,996,331
Seasons Series Trust Focus Value Portfolio, Class 3	322,816	4,735,289
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,674,622	33,448,512
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,244,949	47,462,130
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	208,635	3,189,825
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,111,585	19,980,045
Seasons Series Trust Small Cap Portfolio, Class 3†	601,225	7,316,269
Total Domestic Equity Investment Companies (cost $82,579,862)		120,128,401
Domestic Fixed Income Investment Companies — 50.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	9,768,417	113,118,859
Seasons Series Trust Multi-Managed Income Portfolio, Class 3	1,204,633	14,726,826
Seasons Series Trust Real Return Portfolio, Class 3	3,058,606	30,021,793
Total Domestic Fixed Income Investment Companies (cost $156,788,966)		157,867,478
International Equity Investment Companies — 11.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $29,521,036)	4,300,743	37,222,569
Total Long-Term Investment Securities (cost $268,889,864)		315,218,448
TOTAL INVESTMENTS (cost $268,889,864)(1)	100.1%	315,218,448
Liabilities in excess of other assets	(0.1)	(466,266)
NET ASSETS	100.0%	$314,752,182

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$120,128,401	$—	$—	$120,128,401
Domestic Fixed Income Investment Companies	157,867,478	—	—	157,867,478
International Equity Investment Companies	37,222,569	—	—	37,222,569
Total	$315,218,448	$—	$—	$315,218,448

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013 (unaudited)

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$72,177,770	$143,480,399	$109,747,531	$88,534,699	$158,221,892
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	4,287,000	17,135,000	16,993,000	18,541,000	7,266,000
Total investments	76,464,770	160,615,399	126,740,531	107,075,699	165,487,892
Cash	28,834	108,574	80,939	86,842	1,979,897
Foreign cash*	—	—	—	—	100,264
Due from broker	—	145	140,047	366	1,357
Receivable for:
Fund shares sold	12,688	115,128	96,226	83,830	137,343
Dividends and interest	161,320	399,290	475,131	435,521	593,619
Investments sold	1,014,969	2,310,265	2,814,663	2,428,405	1,032,406
Receipts on swap contracts	—	—	—	—	1,099
Prepaid expenses and other assets	10,844	13,637	8,041	4,508	21,507
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	13,463
Variation margin on futures contracts	1,641	4,465	6,625	6,598	111,844
Unrealized appreciation on forward foreign currency contracts	963	3,228	3,904	3,575	105,428
Unrealized appreciation on swap contracts	—	—	—	—	649
Total assets	77,696,029	163,570,131	130,366,107	110,125,344	169,586,768
LIABILITIES:
Payable for:
Fund shares redeemed	124,180	244,479	222,553	85,345	309,937
Investments purchased	4,304,111	15,977,549	17,625,951	18,602,278	5,017,830
Payments on swap contracts	—	—	—	—	4,023
Investment advisory and management fees	51,704	100,896	73,239	56,624	114,437
Service fees — Class 2	2,829	6,571	5,999	4,645	9,258
Service fees — Class 3	7,254	15,991	10,165	8,454	13,603
Transfer agent fees and expenses	475	475	475	475	380
Trustees' fees and expenses	1,510	2,729	2,172	1,941	3,790
Other accrued expenses	93,538	103,685	87,661	84,620	160,413
Accrued foreign tax on capital gains	—	—	—	—	496
Line of credit	1,170,389	—	—	—	—
Variation margin on futures contracts	—	495	797	—	130,897
Due to custodian	—	—	—	—	—
Due to broker	161	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	9,810	32,856	39,668	36,112	374,628
Unrealized depreciation on swap contracts	—	—	—	—	66,483
Total liabilities	5,765,961	16,485,726	18,068,680	18,880,494	6,206,175
NET ASSETS	$71,930,068	$147,084,405	$112,297,427	$91,244,850	$163,380,593
* Cost
Investment securities (unaffiliated)	$63,517,163	$130,677,268	$103,535,213	$85,071,151	$133,865,210
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$117,806

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2013 (unaudited)

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$54,197,181	$116,239,206	$95,968,224	$81,685,120	$146,990,163
Accumulated undistributed net investment income (loss)	446,404	1,581,777	2,258,034	2,243,619	5,093,896
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	8,627,430	16,477,355	7,923,758	3,879,391	(12,808,658)
Unrealized appreciation (depreciation) on investments	8,660,607	12,803,131	6,212,318	3,463,548	24,356,682
Unrealized appreciation (depreciation) on futures contracts and swap contracts	7,177	12,428	(29,262)	5,572	16,802
Unrealized foreign exchange gain (loss) on other assets and liabilities	(8,731)	(29,492)	(35,645)	(32,400)	(267,796)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(496)
NET ASSETS	$71,930,068	$147,084,405	$112,297,427	$91,244,850	$163,380,593
Class 1 (unlimited shares authorized):
Net assets	$12,659,608	$13,581,520	$12,006,890	$10,947,269	$22,487,485
Shares of beneficial interest issued and outstanding	668,427	897,436	937,601	890,842	1,874,437
Net asset value, offering and redemption price per share	$18.94	$15.13	$12.81	$12.29	$12.00
Class 2 (unlimited shares authorized):
Net assets	$23,256,246	$54,551,403	$49,821,933	$38,283,774	$74,894,761
Shares of beneficial interest issued and outstanding	1,230,024	3,612,777	3,900,311	3,123,893	6,251,340
Net asset value, offering and redemption price per share	$18.91	$15.10	$12.77	$12.26	$11.98
Class 3 (unlimited shares authorized):
Net assets	$36,014,214	$78,951,482	$50,468,604	$42,013,807	$65,998,347
Shares of beneficial interest issued and outstanding	1,909,186	5,241,676	3,959,713	3,436,787	5,521,255
Net asset value, offering and redemption price per share	$18.86	$15.06	$12.75	$12.22	$11.95

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2013 (unaudited)

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$288,752,971	$329,512,789	$520,498,548	$136,156,364	$298,088,976
Investments at value (affiliated)*	—	—	1,676,179	—	—
Repurchase agreements (cost approximates value)	—	507,000	11,895,000	3,199,000	1,323,000
Total investments	288,752,971	330,019,789	534,069,727	139,355,364	299,411,976
Cash	—	34,631	11,808	79,534	123,289
Foreign cash*	—	—	7,438	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	822,037	373,845	2,329,209	350,945	751,255
Dividends and interest	103,192	327,751	569,326	49,520	495,272
Investments sold	1,134,266	2,942,131	439,673	362,023	1,987,089
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,943	34,121	3,143	3,106	4,734
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	290,815,409	333,732,268	537,430,324	140,200,492	302,773,615
LIABILITIES:
Payable for:
Fund shares redeemed	253,256	636,577	38,443	281,480	464,322
Investments purchased	2,607,449	2,050,623	2,815,767	525,332	910,768
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	197,208	213,005	331,813	95,877	207,996
Service fees — Class 2	7,562	5,118	4,803	3,669	4,427
Service fees — Class 3	11,498	39,752	52,292	11,193	33,447
Transfer agent fees and expenses	475	664	664	664	664
Trustees' fees and expenses	4,242	6,024	8,173	2,281	5,125
Other accrued expenses	63,125	87,067	104,704	75,541	95,038
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	6,100	6,300	1,120	1,120
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	3,144,815	3,044,930	3,362,959	997,160	1,722,907
NET ASSETS	$287,670,594	$330,687,338	$534,067,365	$139,203,332	$301,050,708
* Cost
Investment securities (unaffiliated)	$211,613,594	$262,630,937	$428,174,028	$101,912,825	$250,677,311
Investment securities (affiliated)	$—	$—	$1,207,203	$—	$—
Foreign cash	$—	$—	$7,442	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2013 (unaudited)

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$190,093,858	$215,569,554	$464,571,367	$93,403,273	$244,179,275
Accumulated undistributed net investment income (loss)	(579,129)	2,205,892	8,422,536	(228,014)	2,845,393
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	21,016,288	46,048,520	(31,694,960)	11,794,424	6,624,292
Unrealized appreciation (depreciation) on investments	77,139,377	66,881,852	92,793,496	34,243,539	47,411,665
Unrealized appreciation (depreciation) on futures contracts and swap contracts	—	(18,670)	(25,070)	(9,917)	(9,917)
Unrealized foreign exchange gain (loss) on other assets and liabilities	200	190	(4)	27	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$287,670,594	$330,687,338	$534,067,365	$139,203,332	$301,050,708
Class 1 (unlimited shares authorized):
Net assets	$174,170,099	$97,148,517	$242,228,113	$55,524,202	$106,677,232
Shares of beneficial interest issued and outstanding	8,100,045	7,600,799	16,494,972	3,486,081	5,900,842
Net asset value, offering and redemption price per share	$21.50	$12.78	$14.68	$15.93	$18.08
Class 2 (unlimited shares authorized):
Net assets	$59,382,238	$41,427,309	$38,866,122	$29,782,369	$35,936,573
Shares of beneficial interest issued and outstanding	2,796,941	3,288,411	2,651,946	1,919,849	1,993,551
Net asset value, offering and redemption price per share	$21.23	$12.60	$14.66	$15.51	$18.03
Class 3 (unlimited shares authorized):
Net assets	$54,118,257	$192,111,512	$252,973,130	$53,896,761	$158,436,903
Shares of beneficial interest issued and outstanding	2,568,031	15,361,681	17,295,605	3,525,195	8,814,626
Net asset value, offering and redemption price per share	$21.07	$12.51	$14.63	$15.29	$17.97

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2013 (unaudited)

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	Cash Management Portfolio
ASSETS:
Investments at value (unaffiliated)*	$169,710,967	$509,274,265	$787,283,309	$509,271,262	$41,074,243
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,986,000	3,796,000	15,220,000	49,855,000	—
Total investments	171,696,967	513,070,265	802,503,309	559,126,262	41,074,243
Cash	1,667	3,492	67,963	3,423	852
Foreign cash*	—	1,232,268	26,314	—	—
Due from broker	—	—	198,679	—	—
Receivable for:
Fund shares sold	522,968	720,921	1,972,284	13,465,019	67,984
Dividends and interest	156,999	1,565,954	4,938,077	1,451,206	13,548
Investments sold	792,440	4,994,251	4,754,122	2,968,311	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,935	9,271	3,355	2,988	2,222
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	9,172
Variation margin on futures contracts	—	—	9,430	—	—
Unrealized appreciation on forward foreign currency contracts	—	22,756	—	46,392	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	173,173,976	521,619,178	814,473,533	577,063,601	41,168,021
LIABILITIES:
Payable for:
Fund shares redeemed	308,922	604,383	5,127	29,306	83,471
Investments purchased	1,260,120	1,452,407	17,317,330	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	115,737	387,382	408,758	268,683	15,438
Service fees — Class 2	3,271	3,786	5,566	—	1,614
Service fees — Class 3	18,312	62,497	93,032	88,269	5,429
Transfer agent fees and expenses	664	664	664	569	380
Trustees' fees and expenses	3,036	8,812	14,327	10,045	1,288
Other accrued expenses	88,875	208,718	170,303	109,050	45,613
Accrued foreign tax on capital gains	—	962	—	—	—
Line of credit	—	—	—	—	—
Variation margin on futures contracts	402	21,440	8,813	—	—
Due to custodian	—	—	—	—	—
Due to broker	222	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	244,077	—	3,800,191	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	1,799,561	2,995,128	18,023,920	4,306,113	153,233
NET ASSETS	$171,374,415	$518,624,050	$796,449,613	$572,757,488	$41,014,788
* Cost
Investment securities (unaffiliated)	$131,213,641	$446,092,518	$783,634,549	$511,690,701	$41,080,851
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$1,221,513	$24,406	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2013 (unaudited)

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	Cash Management Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$135,234,922	$537,624,171	$773,298,477	$581,299,811	$43,416,153
Accumulated undistributed net investment income (loss)	(52,770)	8,840,766	19,388,469	1,393,175	(161,015)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(2,316,026)	(90,843,698)	170,806	(3,786,581)	(2,233,742)
Unrealized appreciation (depreciation) on investments	38,497,326	63,181,747	3,648,760	(2,419,439)	(6,608)
Unrealized appreciation (depreciation) on futures contracts and swap contracts	10,963	14,919	(58,807)	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(192,893)	1,908	(3,729,478)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	(962)	—	—	—
NET ASSETS	$171,374,415	$518,624,050	$796,449,613	$572,757,488	$41,014,788
Class 1 (unlimited shares authorized):
Net assets	$54,327,562	$183,303,837	$294,266,581	$124,269,827	$1,502,176
Shares of beneficial interest issued and outstanding	4,320,145	21,105,444	25,212,861	12,611,689	140,696
Net asset value, offering and redemption price per share	$12.58	$8.69	$11.67	$9.85	$10.68
Class 2 (unlimited shares authorized):
Net assets	$26,939,156	$30,813,256	$45,417,475	$—	$13,176,332
Shares of beneficial interest issued and outstanding	2,186,472	3,547,003	3,902,441	—	1,243,031
Net asset value, offering and redemption price per share	$12.32	$8.69	$11.64	$—	$10.60
Class 3 (unlimited shares authorized):
Net assets	$90,107,697	$304,506,957	$456,765,557	$448,487,661	$26,336,280
Shares of beneficial interest issued and outstanding	7,404,730	35,184,462	39,444,487	45,691,709	2,496,756
Net asset value, offering and redemption price per share	$12.17	$8.65	$11.58	$9.82	$10.55

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2013 (unaudited)

	Focus Growth Portfolio	Focus Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$145,806,505	$157,427,096	$—	$—	$—	$—
Investments at value (affiliated)*	—	—	119,049,881	668,804,850	394,147,598	315,218,448
Repurchase agreements (cost approximates value)	7,090,000	11,267,000	—	—	—	—
Total investments	152,896,505	168,694,096	119,049,881	668,804,850	394,147,598	315,218,448
Cash	907	1,191	—	—	—	—
Foreign cash*	—	27,506	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	189,911	883,260	4,932	754,153	377,640	160,863
Dividends and interest	65,238	—	—	—	—	—
Investments sold	—	—	12,942	646,771	45,734	299,362
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,486	5,764	2,161	2,161	2,161	2,161
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	153,156,047	169,611,817	119,069,916	670,207,935	394,573,133	315,680,834
LIABILITIES:
Payable for:
Fund shares redeemed	365,748	21,536	320,495	722,319	582,112	540,999
Investments purchased	1,778,520	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	122,232	135,806	9,762	54,946	32,258	25,905
Service fees — Class 2	4,547	2,312	—	—	—	—
Service fees — Class 3	12,187	8,284	—	—	—	—
Transfer agent fees and expenses	569	380	190	190	190	190
Trustees' fees and expenses	3,527	2,394	2,536	14,838	8,504	7,051
Other accrued expenses	56,623	47,330	36,322	90,331	62,007	55,145
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	12,942	646,771	45,734	299,362
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	2,343,953	218,042	382,247	1,529,395	730,805	928,652
NET ASSETS	$150,812,094	$169,393,775	$118,687,669	$668,678,540	$393,842,328	$314,752,182
* Cost
Investment securities (unaffiliated)	$116,777,080	$138,422,109	$—	$—	$—	$—
Investment securities (affiliated)	$—	$—	$94,373,593	$541,526,504	$325,358,229	$268,889,864
Foreign cash	$—	$27,512	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2013 (unaudited)

	Focus Growth Portfolio	Focus Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$96,823,058	$169,483,802	$127,558,537	$584,079,088	$346,643,655	$262,779,039
Accumulated undistributed net investment income (loss)	(340,154)	1,881,556	793,132	8,256,306	5,418,884	5,227,572
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	25,299,742	(20,976,564)	(34,340,288)	(50,935,200)	(27,009,580)	416,987
Unrealized appreciation (depreciation) on investments	29,029,425	19,004,987	24,676,288	127,278,346	68,789,369	46,328,584
Unrealized appreciation (depreciation) on futures contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	23	(6)	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$150,812,094	$169,393,775	$118,687,669	$668,678,540	$393,842,328	$314,752,182
Class 1 (unlimited shares authorized):
Net assets	$54,513,056	$110,836,826	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	4,676,991	7,512,463	—	—	—	—
Net asset value, offering and redemption price per share	$11.66	$14.75	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$36,964,458	$18,627,370	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	3,238,867	1,265,246	—	—	—	—
Net asset value, offering and redemption price per share	$11.41	$14.72	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$59,334,580	$39,929,579	$118,687,669	$668,678,540	$393,842,328	$314,752,182
Shares of beneficial interest issued and outstanding	5,261,545	2,722,095	10,198,443	53,915,673	32,474,432	25,574,530
Net asset value, offering and redemption price per share	$11.28	$14.67	$11.64	$12.40	$12.13	$12.31

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

September 30, 2013 (unaudited)

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$331,147	$502,172	$233,775	$108,650	$1,461,103
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	274,135	729,152	963,420	1,012,363	846,075
Total investment income*	605,282	1,231,324	1,197,195	1,121,013	2,307,178
Expenses:
Investment advisory and management fees	307,310	540,154	397,621	319,471	704,638
Service Fees:
Class 2	17,420	40,027	37,161	29,749	57,062
Class 3	41,857	75,377	45,673	40,388	83,817
Transfer agent fees and expenses	787	788	788	788	630
Custodian and accounting fees	131,592	146,199	97,351	95,829	207,481
Reports to shareholders	5,237	9,450	7,199	6,426	12,864
Audit and tax fees	21,999	21,999	21,943	21,943	24,106
Legal fees	2,485	2,577	2,518	2,467	3,020
Trustees' fees and expenses	1,374	2,464	1,919	1,676	3,420
Interest expense	38	153	—	—	—
Other expenses	9,428	11,691	10,505	10,147	19,304
Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	539,527	850,879	622,678	528,884	1,116,342
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	(82,898)
Fees paid indirectly (Note 5)	(8,954)	(11,674)	(5,934)	(2,310)	(2,891)
Net expenses	530,573	839,205	616,744	526,574	1,030,553
Net investment income (loss)	74,709	392,119	580,451	594,439	1,276,625
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	7,146,716	9,336,338	4,423,947	1,561,489	5,355,262
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) on futures contracts and swap contracts	19,969	(25,449)	(83,244)	(34,336)	786,810
Net realized foreign exchange gain (loss) on other assets and liabilities	17,685	67,398	84,363	82,215	(12,094)
Net realized gain (loss) on investments and foreign currencies	7,184,370	9,378,287	4,425,066	1,609,368	6,129,978
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(2,929,348)	(4,121,736)	(4,100,074)	(2,845,950)	4,245,891
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	910	8,409	(30,358)	7,401	(924,080)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(13,077)	(43,665)	(52,568)	(49,581)	(231,539)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	7,730
Net unrealized gain (loss) on investments and foreign currencies	(2,941,515)	(4,156,992)	(4,183,000)	(2,888,130)	3,098,002
Net realized and unrealized gain (loss) on investments and foreign currencies	4,242,855	5,221,295	242,066	(1,278,762)	9,227,980
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,317,564	$5,613,414	$822,517	$(684,323)	$10,504,605
* Net of foreign withholding taxes on interest and dividends of	$2,542	$3,514	$2,034	$1,058	$52,597
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$9,703

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

September 30, 2013 (unaudited)

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$893,315	$2,155,469	$5,415,688	$540,829	$2,524,657
Dividends (affiliated)	—	—	3,113	—	—
Interest (unaffiliated)	949	2,717	4,425	500	240
Total investment income*	894,264	2,158,186	5,423,226	541,329	2,524,897
Expenses:
Investment advisory and management fees	1,087,487	1,237,934	1,849,980	549,566	1,202,039
Service Fees:
Class 2	45,718	31,028	29,564	21,629	27,069
Class 3	69,465	254,232	327,308	72,756	207,650
Transfer agent fees and expenses	789	1,103	1,102	1,103	1,103
Custodian and accounting fees	49,624	68,113	100,184	85,473	100,854
Reports to shareholders	12,160	20,210	25,510	7,535	16,654
Audit and tax fees	16,351	16,374	16,424	16,806	16,564
Legal fees	5,466	5,721	4,723	2,786	3,773
Trustees' fees and expenses	4,713	6,084	8,893	2,454	5,486
Interest expense	—	40	—	25	—
Other expenses	12,256	17,205	20,335	9,915	17,630
Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	1,304,029	1,658,044	2,384,023	770,048	1,598,822
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	—
Fees paid indirectly (Note 5)	(1,476)	(33,329)	(492)	(1,035)	(4,499)
Net expenses	1,302,553	1,624,715	2,383,531	769,013	1,594,323
Net investment income (loss)	(408,289)	533,471	3,039,695	(227,684)	930,574
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	9,523,235	35,283,476	4,458,037	8,460,159	19,954,107
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) on futures contracts and swap contracts	—	97,320	78,520	88,325	88,325
Net realized foreign exchange gain (loss) on other assets and liabilities	(11,177)	(13,723)	(847)	(1,247)	—
Net realized gain (loss) on investments and foreign currencies	9,512,058	35,367,073	4,535,710	8,547,237	20,042,432
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	27,349,127	(6,951,549)	25,859,174	7,047,531	(483,014)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	287,666	—	—
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	—	(27,000)	(29,850)	(21,665)	(21,665)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	406	(49)	215	(209)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	27,349,533	(6,978,598)	26,117,205	7,025,657	(504,679)
Net realized and unrealized gain (loss) on investments and foreign currencies	36,861,591	28,388,475	30,652,915	15,572,894	19,537,753
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,453,302	$28,921,946	$33,692,610	$15,345,210	$20,468,327
* Net of foreign withholding taxes on interest and dividends of	$10,190	$18,012	$46,588	$2,694	$299
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

September 30, 2013 (unaudited)

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	Cash Management Portfolio
Investment Income:
Dividends (unaffiliated)	$993,077	$7,820,099	$50,078	$29	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	237	3,761	9,485,828	4,425,471	38,845
Total investment income*	993,314	7,823,860	9,535,906	4,425,500	38,845
Expenses:
Investment advisory and management fees	670,553	2,241,902	2,424,525	1,564,356	98,234
Service Fees:
Class 2	19,603	22,945	36,496	—	10,072
Class 3	115,346	384,800	621,444	533,040	35,038
Transfer agent fees and expenses	1,103	1,103	1,103	945	630
Custodian and accounting fees	107,533	279,007	176,510	71,973	16,239
Reports to shareholders	10,438	28,059	47,704	32,133	4,219
Audit and tax fees	16,708	33,375	23,154	21,940	18,728
Legal fees	2,809	13,058	4,741	3,964	2,775
Trustees' fees and expenses	3,057	9,446	15,417	10,618	903
Interest expense	—	—	45	—	—
Other expenses	15,765	35,530	20,930	14,583	5,929
Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	962,915	3,049,225	3,372,069	2,253,552	192,767
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	(51,058)
Fees paid indirectly (Note 5)	(514)	(19,521)	—	—	—
Net expenses	962,401	3,029,704	3,372,069	2,253,552	141,709
Net investment income (loss)	30,913	4,794,156	6,163,837	2,171,948	(102,864)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	6,155,737	13,394,218	(5,740,217)	551,898	—
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) on futures contracts and swap contracts	242,843	585,293	30,641	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(355,199)	—	(3,522,170)	—
Net realized gain (loss) on investments and foreign currencies	6,398,580	13,624,312	(5,709,576)	(2,970,272)	—
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	11,781,164	23,530,045	(21,742,255)	(18,985,105)	574
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	(22,892)	44,428	(11,814)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(189,849)	1,616	(3,404,000)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	157,183	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	11,758,272	23,541,807	(21,752,453)	(22,389,105)	574
Net realized and unrealized gain (loss) on investments and foreign currencies	18,156,852	37,166,119	(27,462,029)	(25,359,377)	574
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,187,765	$41,960,275	$(21,298,192)	$(23,187,429)	$(102,290)
* Net of foreign withholding taxes on interest and dividends of	$204	$672,720	$(698)	$459	$—
** Net of foreign withholding taxes on capital gains of	$—	$69,841	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

September 30, 2013 (unaudited)

	Focus Growth Portfolio	Focus Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$605,492	$1,523,255	$—	$—	$—	$—
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,543	399	—	—	—	—
Total investment income*	607,035	1,523,654	—	—	—	—
Expenses:
Investment advisory and management fees	764,217	719,590	60,059	342,994	198,437	163,733
Service Fees:
Class 2	27,654	14,165	—	—	—	—
Class 3	80,370	53,044	—	—	—	—
Transfer agent fees and expenses	945	630	315	315	315	315
Custodian and accounting fees	31,438	35,019	9,248	9,142	9,145	9,172
Reports to shareholders	11,616	7,314	8,468	49,362	28,230	23,115
Audit and tax fees	15,329	15,355	11,409	11,409	11,409	11,409
Legal fees	3,351	3,825	2,632	3,998	3,311	3,194
Trustees' fees and expenses	3,180	2,591	2,502	14,529	8,321	6,950
Interest expense	303	—	659	3,637	1,411	1,478
Other expenses	10,294	8,952	8,582	11,208	14,062	5,891
Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	948,697	860,485	103,874	446,594	274,641	225,257
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	—	—
Fees paid indirectly (Note 5)	(1,508)	(7,859)	—	—	—	—
Net expenses	947,189	852,626	103,874	446,594	274,641	225,257
Net investment income (loss)	(340,154)	671,028	(103,874)	(446,594)	(274,641)	(225,257)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	14,772,898	7,243,744	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	—	4,297,574	20,458,128	9,816,868	11,007,298
Net realized gain (loss) on futures contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(553)	(8,191)	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	14,772,345	7,235,553	4,297,574	20,458,128	9,816,868	11,007,298
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	4,512,417	4,140,680	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	4,471,059	13,903,697	5,702,005	(2,144,661)
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	23	(6)	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	4,512,440	4,140,674	4,471,059	13,903,697	5,702,005	(2,144,661)
Net realized and unrealized gain (loss) on investments and foreign currencies	19,284,785	11,376,227	8,768,633	34,361,825	15,518,873	8,862,637
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,944,631	$12,047,255	$8,664,759	$33,915,231	$15,244,232	$8,637,380
* Net of foreign withholding taxes on interest and dividends of	$23,558	$17,589	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth Portfolio		Multi-Managed Moderate Growth Portfolio		Multi-Managed Income/ Equity Portfolio
	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$74,709	$264,528	$392,119	$982,083	$580,451	$1,487,588
Net realized gain (loss) on investments and foreign currencies	7,184,370	5,409,153	9,378,287	8,633,782	4,425,066	4,421,743
Net unrealized gain (loss) on investments and foreign currencies	(2,941,515)	(1,798,848)	(4,156,992)	(2,724,392)	(4,183,000)	344,939
Net increase (decrease) in net assets resulting from operations	4,317,564	3,874,833	5,613,414	6,891,473	822,517	6,254,270
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(70,945)	—	(165,614)	—	(302,626)
Net investment income — Class 2	—	(100,412)	—	(576,029)	—	(1,154,289)
Net investment income — Class 3	—	(103,879)	—	(514,901)	—	(714,882)
Net realized gain on investments — Class 1	—	—	—	(562,499)	—	(525,625)
Net realized gain on investments — Class 2	—	—	—	(2,285,976)	—	(2,153,279)
Net realized gain on investments — Class 3	—	—	—	(2,232,365)	—	(1,397,528)
Total distributions to shareholders	—	(275,236)	—	(6,337,384)	—	(6,248,229)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(65,672)	(10,172,257)	20,248,681	(13,553,950)	16,754,687	(8,328,326)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,251,892	(6,572,660)	25,862,095	(12,999,861)	17,577,204	(8,322,285)
NET ASSETS:
Beginning of period	67,678,176	74,250,836	121,222,310	134,222,171	94,720,223	103,042,508
End of period†	$71,930,068	$67,678,176	$147,084,405	$121,222,310	$112,297,427	$94,720,223
† Includes accumulated undistributed net investment income (loss)	$446,404	$371,695	$1,581,777	$1,189,658	$2,258,034	$1,677,583

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income Portfolio		Asset Allocation: Diversified Growth Portfolio		Stock Portfolio
	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$594,439	$1,434,866	$1,276,625	$2,983,946	$(408,289)	$(187,495)
Net realized gain (loss) on investments and foreign currencies	1,609,368	3,197,213	6,129,978	9,563,360	9,512,058	16,343,010
Net unrealized gain (loss) on investments and foreign currencies	(2,888,130)	368,659	3,098,002	5,824,333	27,349,533	(1,155,214)
Net increase (decrease) in net assets resulting from operations	(684,323)	5,000,738	10,504,605	18,371,639	36,453,302	15,000,301
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(275,807)	—	(508,939)	—	—
Net investment income — Class 2	—	(988,181)	—	(1,635,228)	—	—
Net investment income — Class 3	—	(681,201)	—	(1,364,922)	—	—
Net realized gain on investments — Class 1	—	(488,584)	—	—	—	—
Net realized gain on investments — Class 2	—	(1,877,158)	—	—	—	—
Net realized gain on investments — Class 3	—	(1,350,869)	—	—	—	—
Total distributions to shareholders	—	(5,661,800)	—	(3,509,089)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	8,110,196	(7,670,093)	(14,612,435)	(32,565,787)	27,010,121	61,696,141
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,425,873	(8,331,155)	(4,107,830)	(17,703,237)	63,463,423	76,696,442
NET ASSETS:
Beginning of period	83,818,977	92,150,132	167,488,423	185,191,660	224,207,171	147,510,729
End of period†	$91,244,850	$83,818,977	$163,380,593	$167,488,423	$287,670,594	$224,207,171
† Includes accumulated undistributed net investment income (loss)	$2,243,619	$1,649,180	$5,093,896	$3,817,271	$(579,129)	$(170,840)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth Portfolio		Large Cap Value Portfolio		Mid Cap Growth Portfolio
	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$533,471	$1,647,920	$3,039,695	$5,222,041	$(227,684)	$(157,136)
Net realized gain (loss) on investments and foreign currencies	35,367,073	13,712,101	4,535,710	16,929,551	8,547,237	4,604,342
Net unrealized gain (loss) on investments and foreign currencies	(6,978,598)	10,754,943	26,117,205	31,576,146	7,025,657	7,418,729
Net increase (decrease) in net assets resulting from operations	28,921,946	26,114,964	33,692,610	53,727,738	15,345,210	11,865,935
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(148,987)	—	(967,608)	—	—
Net investment income — Class 2	—	(147,381)	—	(458,363)	—	—
Net investment income — Class 3	—	(525,651)	—	(2,750,042)	—	—
Net realized gain on investments — Class 1	—	(967,141)	—	—	—	(723,633)
Net realized gain on investments — Class 2	—	(1,425,940)	—	—	—	(1,045,882)
Net realized gain on investments — Class 3	—	(7,137,817)	—	—	—	(2,057,293)
Total distributions to shareholders	—	(10,352,917)	—	(4,176,013)	—	(3,826,808)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	10,724,061	(5,208,908)	81,595,520	57,792,548	8,666,131	2,006,956
TOTAL INCREASE (DECREASE) IN NET ASSETS	39,646,007	10,553,139	115,288,130	107,344,273	24,011,341	10,046,083
NET ASSETS:
Beginning of period	291,041,331	280,488,192	418,779,235	311,434,962	115,191,991	105,145,908
End of period†	$330,687,338	$291,041,331	$534,067,365	$418,779,235	$139,203,332	$115,191,991
† Includes accumulated undistributed net investment income (loss)	$2,205,892	$1,672,421	$8,422,536	$5,382,841	$(228,014)	$(330)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value Portfolio		Small Cap Portfolio		International Equity Portfolio
	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$930,574	$1,902,748	$30,913	$(43,726)	$4,794,156	$4,612,315
Net realized gain (loss) on investments and foreign currencies	20,042,432	15,108,030	6,398,580	11,736,208	13,624,312	(322,698)
Net unrealized gain (loss) on investments and foreign currencies	(504,679)	22,106,206	11,758,272	2,209,227	23,541,807	32,943,095
Net increase (decrease) in net assets resulting from operations	20,468,327	39,116,984	18,187,765	13,901,709	41,960,275	37,232,712
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(228,834)	—	—	—	(1,034,822)
Net investment income — Class 2	—	(145,023)	—	—	—	(406,102)
Net investment income — Class 3	—	(611,073)	—	—	—	(3,807,676)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(984,930)	—	—	—	(5,248,600)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	22,027,240	11,180,658	5,844,116	2,661,479	39,293,639	88,384,593
TOTAL INCREASE (DECREASE) IN NET ASSETS	42,495,567	49,312,712	24,031,881	16,563,188	81,253,914	120,368,705
NET ASSETS:
Beginning of period	258,555,141	209,242,429	147,342,534	130,779,346	437,370,136	317,001,431
End of period†	$301,050,708	$258,555,141	$171,374,415	$147,342,534	$518,624,050	$437,370,136
† Includes accumulated undistributed net investment income (loss)	$2,845,393	$1,914,819	$(52,770)	$(83,683)	$8,840,766	$4,046,610

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Diversified Fixed Income Portfolio		Real Return Portfolio		Cash Management Portfolio
	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$6,163,837	$11,300,045	$2,171,948	$(177,103)	$(102,864)	$(308,516)
Net realized gain (loss) on investments and foreign currencies	(5,709,576)	9,172,157	(2,970,272)	11,017,838	—	—
Net unrealized gain (loss) on investments and foreign currencies	(21,752,453)	4,205,893	(22,389,105)	1,575,488	574	3,125
Net increase (decrease) in net assets resulting from operations	(21,298,192)	24,678,095	(23,187,429)	12,416,223	(102,290)	(305,391)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(2,335,299)	—	(1,597,034)	—	—
Net investment income — Class 2	—	(1,105,031)	—	—	—	—
Net investment income — Class 3	—	(9,560,487)	—	(10,356,088)	—	—
Net realized gain on investments — Class 1	—	(1,604,772)	—	—	—	—
Net realized gain on investments — Class 2	—	(823,579)	—	—	—	—
Net realized gain on investments — Class 3	—	(7,270,241)	—	—	—	—
Total distributions to shareholders	—	(22,699,409)	—	(11,953,122)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	113,144,236	136,360,007	96,380,898	119,871,810	(7,889,536)	(17,983,236)
TOTAL INCREASE (DECREASE) IN NET ASSETS	91,846,044	138,338,693	73,193,469	120,334,911	7,991,826	(18,288,627)
NET ASSETS:
Beginning of period	704,603,569	566,264,876	499,564,019	379,229,108	49,006,614	67,295,241
End of period†	$796,449,613	$704,603,569	$572,757,488	$499,564,019	$41,014,788	$49,006,614
† Includes accumulated undistributed net investment income (loss)	$19,388,469	$13,224,632	$1,393,175	$(778,773)	$(161,015)	$(58,151)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focus Growth Portfolio		Focus Value Portfolio		Allocation Growth Portfolio
	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$(340,154)	$(108,155)	$671,028	$1,210,406	$(103,874)	$748,506
Net realized gain (loss) on investments and foreign currencies	14,772,345	11,473,551	7,235,553	6,770,161	4,297,574	2,057,675
Net unrealized gain (loss) on investments and foreign currencies	4,512,440	(6,013,835)	4,140,674	4,198,598	4,471,059	8,470,706
Net increase (decrease) in net assets resulting from operations	18,944,631	5,351,561	12,047,255	12,179,165	8,664,759	11,276,887
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(122,602)	—	—
Net investment income — Class 2	—	—	—	(66,951)	—	—
Net investment income — Class 3	—	—	—	(142,724)	—	(946,225)
Net realized gain on investments — Class 1	—	(143,499)	—	—	—	—
Net realized gain on investments — Class 2	—	(186,285)	—	—	—	—
Net realized gain on investments — Class 3	—	(404,325)	—	—	—	—
Total distributions to shareholders	—	(734,109)	—	(332,277)	—	(946,225)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(32,214,532)	6,406,816	32,590,415	28,175,017	(9,336,491)	(13,797,120)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,269,901)	11,024,268	44,637,670	40,021,905	(671,732)	(3,466,458)
NET ASSETS:
Beginning of period	164,081,995	153,057,727	124,756,105	84,734,200	119,359,401	122,825,859
End of period†	$150,812,094	$164,081,995	$169,393,775	$124,756,105	$118,687,669	$119,359,401
† Includes accumulated undistributed net investment income (loss)	$(340,154)	$—	$1,881,556	$1,210,528	$793,132	$897,006

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth Portfolio		Allocation Moderate Portfolio		Allocation Balanced Portfolio
	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013	For the six months ended September 30, 2013 (unaudited)	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$(446,594)	$6,538,739	$(274,641)	$4,216,416	$(225,257)	$3,997,275
Net realized gain (loss) on investments and foreign currencies	20,458,128	9,374,252	9,816,868	7,130,175	11,007,298	6,938,265
Net unrealized gain (loss) on investments and foreign currencies	13,903,697	43,528,480	5,702,005	20,334,768	(2,144,661)	13,669,005
Net increase (decrease) in net assets resulting from operations	33,915,231	59,441,471	15,244,232	31,681,359	8,637,380	24,604,545
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	(7,320,468)	—	(4,130,867)	—	(3,360,436)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(7,320,468)	—	(4,130,867)	—	(3,360,436)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(60,722,817)	(48,683,385)	(19,220,383)	(16,983,864)	(24,573,966)	7,410,804
TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,807,586)	3,437,618	(3,976,151)	10,566,628	(15,936,586)	28,654,913
NET ASSETS:
Beginning of period	695,486,126	692,048,508	397,818,479	387,251,851	330,688,768	302,033,855
End of period†	$668,678,540	$695,486,126	$393,842,328	$397,818,479	$314,752,182	$330,688,768
† Includes accumulated undistributed net investment income (loss)	$8,256,306	$8,702,900	$5,418,884	$5,693,525	$5,227,572	$5,452,829

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies").SunAmerica Asset Management Corp. ("SAAMCo" or "Adviser"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust. An affiliated life company, American General Life Insurance Company, is the parent company to SAAMCo.

The Trust currently consists of 21 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future as referenced in the Trust's registration statement. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Fifteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contracts prospectus for sales and/or redemption changes under your variable contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment objectives for each Portfolio are as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, primarily through a strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

The Cash Management Portfolio seeks current income while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified with the exception of Focus Growth Portfolio and Focused Value Portfolio which are non-diversified (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The five Managers of the Multi-Managed Seasons Portfolios are J.P. Morgan Investment Management, Inc. ("J.P. Morgan") Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett"), PineBridge Investments LLC ("PineBridge") and Wellington Management Company, LLP ("WMC"). Each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Small Cap Growth component J.P. Morgan	Growth component Janus	Balanced component Lord Abbett/ PineBridge	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management and Real Return Portfolios (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Real Return Portfolio) will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager, PineBridge, with a portion actively managed and another passively managed and 25% each to the two other Managers.

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board"), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios' net assets as of September 30, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the six months ended September 30, 2013, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, International Equity and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return. As of September 30, 2013, each of the preceding Portfolios have open forward contracts, which are reported on a schedule following each Portfolio's Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the six months ended September 30, 2013, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return. As of September 30, 2013, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio's Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At September 30, 2013, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Managed Income/Equity Portfolio and Diversified Fixed Income Portfolio includes amounts set aside for margin requirements for open futures contracts.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and the Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as unrealized gain (loss). The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements ("equity swaps"), a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. During the six months ended September 30, 2013, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return. As of September 30, 2013, the Asset Allocation: Diversified Growth Portfolio had open equity swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio's financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

The following tables represent the value of derivatives held as of September 30, 2013, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended September 30, 2013. For a detailed presentation of derivatives held as of September 30, 2013, please refer to the Portfolio of Investments.

	Multi-Managed Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$168	Variation margin on futures contracts	$—
Interest rate contracts(2)(4)	Variation margin on futures contracts	1,473	Variation margin on futures contracts	—
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	963	foreign currency contracts	9,810
		$2,604		$9,810

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$45,503	$(4,773)
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	(25,534)	5,683
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	21,941	(13,125)
		$41,910	$(12,215)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and interest rate futures contracts was $316,527 and $2,395,541, respectively.

(3)  The average notional amount outstanding for forward foreign currency contracts was $487,520.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $7,177 as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$120
Interest rate contracts(2)(4)	Variation margin on futures contracts	4,465	Variation margin on futures contracts	375
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	3,228	foreign currency contracts	32,856
		$7,693		$33,351

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$48,001	$(5,141)
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	(73,450)	13,550
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	73,449	(43,727)
		$48,000	$(35,318)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and interest rate futures contracts was $465,857 and $9,399,751, respectively.

(3)  The average notional amount outstanding for forward foreign currency contracts was $1,612,758.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $12,428 as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$6,625	Variation margin on futures contracts	$797
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	3,904	foreign currency contracts	39,668
		$10,529		$40,465

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(83,244)	$(30,358)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	88,221	(52,656)
		$4,977	$(83,014)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $12,539,589.

(3)  The average notional amount outstanding for forward foreign currency contracts was $1,936,200.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(29,262) as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$6,598	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	3,575	foreign currency contracts	36,112
		$10,173		$36,112

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(34,336)	$7,401
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	84,787	(49,725)
		$50,451	$(42,324)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $13,422,581.

(3)  The average notional amount outstanding for forward foreign currency contracts was $1,914,944.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $5,572 as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(5)	Unrealized appreciation on swap		Unrealized depreciation on swap
	contracts	$649	contracts	$66,483
	Variation margin on futures contracts	106,985	Variation margin on futures contracts	124,686
Interest rate contracts(3)(5)	Variation margin on futures contracts	4,859	Variation margin on futures contracts	6,211
Foreign exchange contracts(4)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	105,428	foreign currency contracts	374,628
		$217,921		$572,008

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciations (depreciation) on futures contracts and swap contracts	$801,702	$(858,091)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	(14,892)	(65,647)
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,597	(234,757)
		$788,407	$(1,158,495)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and swap contracts were $40,074,468 and $15,766,028, respectively.

(3)  The average value outstanding for interest rate futures was $32,124,670.

(4)  The average notional amount outstanding for forward currency contracts was $35,565,070.

(5)  the variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $82,636 as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$6,100

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$97,320	$(27,000)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $864,850.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(18,670) as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$6,300

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$78,520	$(29,850)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $760,333.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(25,070) as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,120

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$88,325	$(21,665)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $834,400.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(9,917) as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,120

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$88,325	$(21,665)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $834,400.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(9,917) as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$402

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$242,843	$(22,892)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $2,153,170.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $10,963 as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$21,440
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	22,756	foreign currency contracts	244,077
		$22,756		$265,517

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$585,293	$44,428
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	36,764	(221,321)
		$622,057	$(176,893)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $5,827,500.

(3)  The average notional amount outstanding for forward foreign currency contracts was $30,939,047.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $14,919 as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)	Variation margin on futures contracts	$9,430	Variation margin on futures contracts	$8,813

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$30,641	$(11,814)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $30,427,801.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(58,807) as reported in the Portfolio of Investments.

Real Return Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	$46,392	foreign currency contracts	$3,800,191

	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(3,447,917)	$(3,511,068)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for forward foreign currency contracts was $226,966,235.

As of September 30, 2013, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Portfolio does not have a derivative or financial asset or liability, a table will not be presented. Futures contracts are presented at the variation margin receivable or payable:

	Multi-Managed Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	168	—	168
Centrally cleared	—	—	—
Interest rate contracts
Over the counter	—	—	—
Exchange traded	1,473	—	1,473
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	1,641	—	1,641
Total derivatives, not subject to a master netting arrangement or similar arrangement	963	—	963
Total derivatives	2,604	—	2,604
Repurchase Agreements subject to a master netting arrangement or similar arrangement	4,287,000	—	4,287,000
Total	$4,289,604	$—	$4,289,604

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$1,641	$—	$(1,641)	$—
Bank of America Securities LLC	1,010,000	(1,010,000)	—	—
Barclays Capital Inc	590,000	(590,000)	—	—
BNP Paribas SA	590,000	(590,000)	—	—
Deutsche Bank AG	390,000	(390,000)	—	—
State Street Bank & Trust Co	557,000	(557,000)	—	—
UBS Securities LLC	1,150,000	(1,150,000)	—	—
	$4,288,641	$(4,287,000)	$(1,641)	$—

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—
Total derivatives, not subject to a master netting arrangement or similar arrangement	9,810	—	9,810
Total derivatives	$9,810	$—	$9,810

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Multi-Managed Moderate Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Over the counter	$—	$—	$—
Exchange traded	4,465	—	4,465
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	4,465	—	4,465
Total derivatives, not subject to a master netting arrangement or similar arrangement	3,228	—	3,228
Total derivatives	7,693	—	7,693
Repurchase Agreements subject to a master netting arrangement or similar arrangement	17,135,000	—	17,135,000
Total	$17,142,693	$—	$17,142,693

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$4,465	$(495)	$(3,970)	$—
Bank of America Securities LLC	4,250,000	(4,250,000)	—	—
Barclays Capital Inc	2,470,000	(2,470,000)	—	—
BNP Paribas SA	2,470,000	(2,470,000)	—	—
Deutsche Bank AG	1,645,000	(1,645,000)	—	—
State Street Bank & Trust Co	1,510,000	(1,510,000)	—	—
UBS Securities LLC	4,790,000	(4,790,000)	—	—
	$17,139,465	$(17,135,495)	$(3,970)	$—

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	120	—	120
Centrally cleared	—	—	—
Interest rate contracts
Over the counter	—	—	—
Exchange traded	375	—	375
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	495	—	495
Total derivatives, not subject to a master netting arrangement or similar arrangement	32,856	—	32,856
Total derivatives	$33,351	$—	$33,351

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$495	$(495)	$—	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Multi-Managed Income/Equity Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Over the counter	$—	$—	$—
Exchange traded	6,625	—	6,625
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	6,625	—	6,625
Total derivatives, not subject to a master netting arrangement or similar arrangement	3,904	—	3,904
Total derivatives	10,529	—	10,529
Repurchase Agreements subject to a master netting arrangement or similar arrangement	16,993,000	—	16,993,000
Total	$17,003,529	$—	$17,003,529

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$6,625	$(797)	$(5,828)	$—
Bank of America Securities LLC	3,990,000	(3,990,000)	—	—
Barclays Capital Inc	2,320,000	(2,320,000)	—	—
BNP Paribas SA	2,320,000	(2,320,000)	—	—
Deutsche Bank AG	1,545,000	(1,545,000)	—	—
State Street Bank & Trust Co	2,323,000	(2,323,000)	—	—
UBS Securities LLC	4,495,000	(4,495,000)	—	—
	$16,999,625	$(16,993,797)	$(5,828)	$—

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Over the counter	$—	$—	$—
Exchange traded	797	—	797
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	797	—	797
Total derivatives, not subject to a master netting arrangement or similar arrangement	39,668	—	39,668
Total derivatives	$40,465	$—	$40,465

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$797	$(797)	$—	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Multi-Managed Income Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Over the counter	$—	$—	$—
Exchange traded	6,598	—	6,598
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	6,598	—	6,598
Total derivatives, not subject to a master netting arrangement or similar arrangement	3,575	—	3,575
Total derivatives	10,173	—	10,173
Repurchase Agreements subject to a master netting arrangement or similar arrangement	18,541,000	—	18,541,000
Total	$18,551,173	$—	$18,551,173

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$6,598	$—	$(6,598)	$—
Bank of America Securities LLC	4,865,000	(4,865,000)	—	—
Barclays Capital Inc	2,830,000	(2,830,000)	—	—
BNP Paribas SA	2,830,000	(2,830,000)	—	—
Deutsche Bank AG	1,885,000	(1,885,000)	—	—
State Street Bank & Trust Co	646,000	(646,000)	—	—
UBS Securities LLC	5,485,000	(5,485,000)	—	—
	$18,547,598	$(18,541,000)	$(6,598)	$—

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—
Total derivatives, not subject to a master netting arrangement or similar arrangement	36,112	—	36,112
Total derivatives	$36,112	$—	$36,112

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Asset Allocation: Diversified Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:	$—	$—	$—
Equity contracts
Over the counter	649	—	649
Exchange traded	106,985	—	106,985
Centrally cleared	—	—	—
Interest rate contracts
Over the counter	—	—	—
Exchange traded	4,859	—	4,859
Centrally cleared	—	—	—
Foreign exchange contracts
Over the counter	105,428	—	105,428
Exchange traded	—	—	—
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	217,921	—	217,921
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	217,921	—	217,921
Repurchase Agreements subject to a master netting arrangement or similar arrangement	7,266,000	—	7,266,000
Total	$7,483,921	$—	$7,483,921

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Bank of America N.A.	$—	$—	$—	$—
Barclays Bank PLC	694	(694)	—	—
Citibank N.A	706	(706)	—	—
Credit Suisse AG	3,951	(3,951)	—	—
Deutsche Bank AG	7,298,812	(7,266,000)	—	32,812
Goldman Sachs International	30,106	(1,241)	—	28,865
HSBC Bank USA, N.A.	2,206	(597)	—	1,609
JPMorgan Chase Bank	10,836	(10,836)	—	—
Merrill Lynch, Pierce, Fenner & Smith Inc.*	111,844	(111,844)	—	—
Royal Bank of Scotland PLC	2,442	(309)	—	2,133
State Street Bank & Trust Co.	405	(405)	—	—
UBS AG	20,905	(20,905)	—	—
Westpac Banking Corp.	1,014	(1,014)	—	—
	$7,483,921	$(7,418,502)	$—	$65,419

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:	$—	$—	$—
Equity contracts
Over the counter	66,483	—	66,483
Exchange traded	124,686	—	124,686
Centrally cleared	—	—	—
Interest rate contracts
Over the counter	—	—	—
Exchange traded	6,211	—	6,211
Centrally cleared	—	—	—
Foreign exchange contracts
Over the counter	374,628	—	374,628
Exchange traded	—	—	—
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	572,008	—	572,008
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	$572,008	$—	$572,008

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Bank of America N.A.	$105,524	$—	$—	$105,524
Barclays Bank PLC	64,448	(694)	—	63,754
Citibank N.A	79,578	(706)	—	78,872
Credit Suisse AG	44,484	(3,951)	—	40,533
Deutsche Bank AG	—	—	—	—
Goldman Sachs International	1,241	(1,241)	—	—
HSBC Bank USA, N.A.	597	(597)	—	—
JPMorgan Chase Bank	21,513	(10,836)	—	10,677
Merrill Lynch, Pierce, Fenner & Smith Inc.*	130,897	(111,844)	(19,053)	—
Royal Bank of Scotland PLC	309	(309)	—	—
State Street Bank & Trust Co.	18,454	(405)	—	18,049
UBS AG	50,511	(20,905)	—	29,606
Westpac Banking Corp.	54,452	(1,014)	—	53,438
	$572,008	$(152,502)	$(19,053)	$400,453

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Merrill Lynch, Pierce, Fenner & Smith Inc. as Futures Commission Merchant

	Large Cap Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	—	—	—
Repurchase Agreements subject to a master netting arrangement or similar arrangement	507,000	—	507,000
Total	$507,000	$—	$507,000

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co	$507,000	$(507,000)	$—	$—

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	6,100	—	6,100
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	6,100	—	6,100
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	$6,100	$—	$6,100

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$6,100	$—	$(6,100)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Large Cap Value Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	—	—	—
Repurchase Agreements subject to a master netting arrangement or similar arrangement	11,895,000	—	11,895,000
Total	$11,895,000	$—	$11,895,000

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Bank of America Securities LLC	$2,780,000	$(2,780,000)	$—	$—
Barclays Capital Inc	1,615,000	(1,615,000)	—	—
BNP Paribas SA	1,615,000	(1,615,000)	—	—
Deutsche Bank AG	1,075,000	(1,075,000)	—	—
State Street Bank & Trust Co	1,665,000	(1,665,000)	—	—
UBS Securities LLC	3,145,000	(3,145,000)	—	—
	$11,895,000	$(11,895,000)	$—	$—

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	6,300	—	6,300
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	6,300	—	6,300
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	$6,300	$—	$6,300

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$6,300	$—	$(6,300)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Mid Cap Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	—	—	—
Repurchase Agreements subject to a master netting arrangement or similar arrangement	3,199,000	—	3,199,000
Total	$3,199,000	$—	$3,199,000

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Bank of America Securities LLC	$635,000	$(635,000)	$—	$—
Barclays Capital Inc	370,000	(370,000)	—	—
BNP Paribas SA	370,000	(370,000)	—	—
Deutsche Bank AG	245,000	(245,000)	—	—
State Street Bank & Trust Co	859,000	(859,000)	—	—
UBS Securities LLC	720,000	(720,000)	—	—
	$3,199,000	$(3,199,000)	$—	$—

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	1,120	—	1,120
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	1,120	—	1,120
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	$1,120	$—	$1,120

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$1,120	$—	$(1,120)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Mid Cap Value Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	—	—	—
Repurchase Agreements subject to a master netting arrangement or similar arrangement	1,323,000	—	1,323,000
Total	$1,323,000	$—	$1,323,000

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co	$1,323,000	$(1,323,000)	$—	$—

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	1,120	—	1,120
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	1,120	—	1,120
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	$1,120	$—	$1,120

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$1,120	$—	$(1,120)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Small Cap Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	—	—	—
Repurchase Agreements subject to a master netting arrangement or similar arrangement	1,986,000	—	1,986,000
Total	$1,986,000	$—	$1,986,000

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co	$1,986,000	$(1,986,000)	$—	$—

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	402	—	402
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	402	—	402
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	$402	$—	$402

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$402	$—	$(402)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	International Equity Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—
Total derivatives, not subject to a master netting arrangement or similar arrangement	22,756	—	22,756
Repurchase Agreements subject to a master netting arrangement or similar arrangement	3,796,000	—	3,796,000
Total derivatives	$3,818,756	$—	$3,818,756

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co	$3,796,000	$(3,796,000)	$—	$—

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	21,440	—	21,440
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	21,440	—	21,440
Total derivatives, not subject to a master netting arrangement or similar arrangement	244,077	—	244,077
Total derivatives	$265,517	$—	$265,517

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$21,440	$—	$(21,440)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Diversified Fixed Income Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Over the counter	$—	$—	$—
Exchange traded	9,430	—	9,430
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	9,430	—	9,430
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	9,430	—	9,430
Repurchase Agreements subject to a master netting arrangement or similar arrangement	15,220,000	—	15,220,000
Total	$15,229,430	$—	$15,229,430

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$9,430	$(8,813)	$(617)	$—
Bank of America Securities LLC	1,650,000	(1,650,000)	—	—
Barclays Capital Inc	960,000	(960,000)	—	—
BNP Paribas SA	960,000	(960,000)	—	—
Deutsche Bank AG	640,000	(640,000)	—	—
State Street Bank & Trust Co	9,140,000	(9,140,000)	—	—
UBS Securities LLC	1,870,000	(1,870,000)	—	—
	$15,229,430	$(15,228,813)	$(617)	$—

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:	$—	$—	$—
Interest rate contracts
Over the counter	—	—	—
Exchange traded	8,813	—	8,813
Centrally cleared	—	—	—
Total derivatives, subject to a master netting arrangement or similar arrangement	8,813	—	8,813
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—
Total derivatives	$8,813	$—	$8,813

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$8,813	$(8,813)	$—	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Real Return Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—
Total derivatives, not subject to a master netting arrangement or similar arrangement	46,392	—	46,392
Total derivatives	46,392	—	46,392
Repurchase Agreements subject to a master netting arrangement or similar arrangement	49,855,000	—	49,855,000
Total	$49,901,392	$—	$49,901,392

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Bank of America Securities LLC	$13,565,000	$(13,565,000)	$—	$—
Barclays Capital Inc	7,885,000	(7,885,000)	—	—
BNP Paribas SA	7,885,000	(7,885,000)	—	—
Deutsche Bank AG	5,255,000	(5,255,000)	—	—
UBS Securities LLC	15,265,000	(15,265,000)	—	—
	$49,855,000	$(49,855,000)	$—	$—

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—
Total derivatives, not subject to a master netting arrangement or similar arrangement	3,800,191	—	3,800,191
Total derivatives	$3,800,191	$—	$3,800,191

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

	Focus Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Total derivatives, subject to master netting arrangement or similar arrangement	$—	$—	$—
Total derivatives, not subject to master netting arrangement or similar arrangement	—	—	—
Total derivatives	—	—	—
Repurchase Agreements subject to a master netting arrangement or similar arrangement	7,090,000	—	7,090,000
Total	$7,090,000	$—	$7,090,000

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co	$7,090,000	$(7,090,000)	$—	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

	Focus Value Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Total derivatives, subject to master netting arrangement or similar arrangement	$—	$—	$—
Total derivatives, not subject to master netting arrangement or similar arrangement	—	—	—
Total derivatives	—	—	—
Repurchase Agreements subject to a master netting arrangement or similar arrangement	11,267,000	—	11,267,000
Total	$11,267,000	$—	$11,267,000

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co	$11,267,000	$(11,267,000)	$—	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of September 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.78%	$1,010,000
Multi-Managed Moderate Growth	3.30	4,250,000
Multi-Managed Income/Equity	3.09	3,990,000
Multi-Managed Income	3.77	4,865,000
Large Cap Value	2.16	2,780,000
Mid Cap Growth	0.49	635,000
Diversified Fixed Income	1.28	1,650,000
Real Return	10.52	13,565,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated September 30, 2013, bearing interest at a rate of 0.04% per annum, with a principal amount of $128,920,000, a repurchase price of $128,920,143, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	9/30/20	$131,890,000	$131,731,732

As of September 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.79%	$590,000
Multi-Managed Moderate Growth	3.30	2,470,000
Multi-Managed Income/Equity	3.10	2,320,000
Multi-Managed Income	3.78	2,830,000
Large Cap Value	2.15	1,615,000
Mid Cap Growth	0.49	370,000
Diversified Fixed Income	1.28	960,000
Real Return	10.52	7,885,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc., dated September 30, 2013, bearing interest at a rate of 0.06% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,125, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.63%	5/31/17	$77,176,000	$76,445,915

As of September 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.79%	$590,000
Multi-Managed Moderate Growth	3.30	2,470,000
Multi-Managed Income/Equity	3.10	2,320,000
Multi-Managed Income	3.78	2,830,000
Large Cap Value	2.15	1,615,000
Mid Cap Growth	0.49	370,000
Diversified Fixed Income	1.28	960,000
Real Return	10.52	7,885,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated September 30, 2013, bearing interest at a rate of 0.05% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,104, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.00%	5/15/14	$75,836,500	$76,555,430

As of September 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.78%	$390,000
Multi-Managed Moderate Growth	3.29	1,645,000
Multi-Managed Income/Equity	3.09	1,545,000
Multi-Managed Income	3.77	1,885,000
Large Cap Value	2.15	1,075,000
Mid Cap Growth	0.49	245,000
Diversified Fixed Income	1.28	640,000
Real Return	10.52	5,255,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated September 30, 2013, bearing interest at a rate of 0.04% per annum, with a principal amount of $49,940,000, a repurchase price of $49,945,056, and a maturity date of October 1, 2013. The repurchase agreement collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	5/15/15	$47,321,000	$51,025,288

As of September 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Large Cap Growth	0.27%	$507,000
Large Cap Value	0.89	1,665,000
Mid Cap Growth	0.46	859,000
Small Cap	0.49	923,000
Diversified Fixed Income	0.80	1,494,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 30, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $187,306,000, a repurchase price of $187,306,000, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	12/31/15	$123,525,000	$128,938,854
U.S. Treasury Notes	0.88	02/28/17	925,000	926,827
U.S. Treasury Notes	0.25	10/15/15	53,835,000	53,787,410
U.S. Treasury Notes	0.63	07/15/16	7,385,000	7,403,315

As of September 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.79%	$1,150,000
Multi-Managed Moderate Growth	3.30	4,790,000
Multi-Managed Income/Equity	3.10	4,495,000
Multi-Managed Income	3.78	5,485,000
Large Cap Value	2.17	3,145,000
Mid Cap Growth	0.50	720,000
Diversified Fixed Income	1.29	1,870,000
Real Return	10.51	15,265,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated September 30, 2013, bearing interest at a rate of 0.04% per annum, with a principal amount of $145,205,000, a repurchase price of $145,205,161, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	10/31/17	$100,000,000	$98,908,000
U.S. Treasury Notes	1.75%	01/31/14	49,020,200	49,444,225

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: During the six months ended September 30, 2013, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income, Multi-Managed Income/Equity, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolio' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income, Multi-Managed Income/Equity, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended September 30, 2013, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income, Multi-Managed Income/Equity, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $(212,514), $(789,693), $(975,734), $(1,355,658), $(22,461) and $(1,273,783) respectively.

When-Issued Securities and Forward Commitments: The Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended September 30, 2013, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income, Multi-Managed Income/Equity, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios purchased and/or sold when-issued securities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the Period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011 or expected to be taken in each Portfolio's 2012 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

New Accounting Pronouncements: In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities", which was subsequently clarified in ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning after January 1, 2013. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and 2013-01.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Large Cap Growth, Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
International Equity	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
Real Return	0-$500 million	0.60%
	>$500 million	0.55%
Cash Management(2)	0-$100 million	0.475%
	>$100 million	0.45%
	>$500 million	0.425%
	>$1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Focus Value(3)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Allocation Growth,Allocation Moderate Growth, Allocation Moderate,Allocation Balanced	>0	0.10%

(1)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the six months ended September 30, 2013, the amount of advisory fees waived was $82,898.

(2)  The Adviser shall be paid a composite fee based on the aggregate assets it manages for both Seasons Series Trust and SunAmerica Series Trust Cash Management Portfolios.

(3)  Effective November 1, 2013, the Advisor voluntarily agreed, until further notice, to waive 0.05% of investment advisory fees for the Focus Value Portfolio.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus J.P. Morgan Lord Abbett PineBridge WMC
Multi-Managed Moderate Growth	Janus J.P. Morgan Lord Abbett PineBridge WMC
Multi-Managed Income/Equity	Janus Lord Abbett PineBridge WMC
Multi-Managed Income	Janus Lord Abbett PineBridge WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus SAAMCo
Large Cap Value	SAAMCo T. Rowe Price WMC
Mid Cap Growth	SAAMCo T. Rowe Price WMC
Mid Cap Value	Goldman Sachs Asset Management, L.P. Lord Abbett SAAMCo
Small Cap	ClearBridge Advisors, LLC ("ClearBridge") SAAMCo
International Equity	Janus Lord Abbett PineBridge
Diversified Fixed Income	PineBridge SAAMCo(1) WMC
Real Return	WMC
Cash Management	BofA Advisors, LLC
Focus Growth	Janus Marsico Capital Management, LLC ("Marsico")

Portfolio	Subadviser
Focus Value	Northern Trust Investments, N.A. Third Avenue Management, LLC(2) J.P. Morgan Investment Management, Inc.
Allocation Growth	Ibbotson Associates Advisors, Inc.
Allocation Moderate Growth	Ibbotson Associates Advisors, Inc.
Allocation Moderate	Ibbotson Associates Advisors, Inc.
Allocation Balanced	Ibbotson Associates Advisors, Inc.

(1)  Effective October 15, 2013, the Diversified Fixed Income Portfolio's assets were reallocated between PineBridge and WMC. SAAMCo continues to act as the Portfolio's investment adviser, but no longer makes investment decisions for the Portfolio.

(2)  Effective November 1, 2013, Third Avenue Management, LLC ceased to be a subadvisor for the Focus Value Portfolio.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets. Annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.:

Portfolio	Class 1	Class 2	Class 3
Cash Management	0.45%	0.60%	0.70%
Small Cap	1.15	1.30	1.40
International Equity	1.30	1.45	1.55
Focus Growth	1.30	1.45	1.55
Focus Value	1.30	1.45	1.55
Allocation Balanced	N/A	N/A	0.35

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Any voluntary waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the six months ended September 30, 2013, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Cash Management	$51,058

For the six months ended September 30, 2013, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	September 30, 2013	March 31, 2014	March 31, 2015	September 30, 2015
Cash Management	$—	$—	$20,542	$51,058

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the six months ended September 30, 2013, service fees were paid (see Statement of Operations) based on the aforementioned rates.

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (VRSCO), a whollyowned subsidiary of The Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and SunAmerica Series Trust pays VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement.

Accordingly, for the period ended September 30, 2013, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, late year ordinary losses investments in passive foreign investment companies, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities, inflation securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2013
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$382,182	$1,682,420	$11,449,328	$275,236	$—
Multi-Managed Moderate Growth	2,199,770	6,800,471	16,551,249	1,256,545	5,080,839
Multi-Managed Income/Equity	2,791,248	3,058,422	10,027,670	2,579,020	3,669,209
Multi-Managed Income	2,697,284	1,968,285	6,132,538	2,438,713	3,223,087
Asset Allocation: Diversified Growth	4,052,267	(17,016,087)	19,263,720	3,509,089	—
Stock	—	11,970,513	49,323,760	—	—
Large Cap Growth	2,149,486	12,210,164	71,836,190	822,019	9,530,898
Large Cap Value	5,382,838	(25,379,951)	55,800,500	4,176,013	—
Mid Cap Growth	747,302	3,186,686	26,520,854	—	3,826,808
Mid Cap Value	1,915,895	(10,540,278)	45,027,486	984,930	—
Small Cap	—	(5,922,846)	23,939,362	—	—
International Equity	5,373,233	(100,682,063)	34,416,096	5,248,600	—
Diversified Fixed Income	18,168,618	2,668,849	25,100,702	20,746,954	1,952,455
Real Return	4,807,006	(811,943)	16,369,278	11,953,122	—
Cash Management	—	(2,233,742)	(7,182)	—	—
Focus Growth	409,888	11,437,296	23,197,220	—	734,109
Focus Value	1,210,527	(27,899,229)	14,551,417	332,277	—
Allocation Growth	897,006	(25,786,786)	7,354,152	946,225	—
Allocation Moderate Growth	8,702,900	(39,346,472)	81,327,792	7,320,468	—
Allocation Moderate	5,693,525	(11,221,443)	37,482,359	4,130,867	—
Allocation Balanced	5,452,829	1,918,672	35,964,262	3,360,436	—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March 2013, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	Capital Loss Carryforward †				Unlimited †
	2016	2017	2018	2019	ST	LT
Multi-Managed Growth	$—	$—	$—	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	17,016,087	—	—	—
Stock	—	—	—	—	—	—
Large Cap Growth	—	—	—	—	—	—
Large Cap Value	—	—	25,379,951	—	—	—
Mid Cap Growth	—	—	—	—	—	—
Mid Cap Value	—	—	10,540,278	—	—	—
Small Cap	—	4,952,519	970,327	—	—	—
International Equity	—	34,454,353	60,270,506	—	5,957,204	—
Diversified Fixed Income	—	—	—	—	—	—

Fund	Capital Loss Carryforward †				Unlimited †
	2016	2017	2018	2019	ST	LT
Real Return	$—	$—	$280,515	$531,428	$—	$—
Cash Management	160,999	960,064	10,607	20	—	1,102,052
Focus Growth	—	—	—	—	—	—
Focus Value	—	1,298,875	26,600,354	—	—	—
Allocation Growth	—	1,037,877	9,582,828	11,231,621	121,066	3,813,394
Allocation Moderate Growth	—	—	20,361,890	17,655,131	—	1,329,451
Allocation Moderate	—	—	4,294,715	6,926,728	—	—
Allocation Balanced	—	—	—	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2013, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	170,840	—	—
Large Cap Growth	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Small Cap	64,787	—	—
International Equity	—	—	—
Diversified Fixed Income	—	—	—
Real Return	—	—	—
Cash Management	58,151	—	—
Focus Growth	—	—	—
Focus Value	—	—	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$9,430,151	$(910,354)	$8,519,797	$67,944,974
Multi-Managed Moderate Growth	14,277,909	(1,842,996)	12,434,913	148,180,486
Multi-Managed Income/Equity	7,328,598	(1,395,561)	5,933,037	120,807,494
Multi-Managed Income	4,371,077	(1,076,023)	3,295,054	103,780,645

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Asset Allocation: Diversified Growth	$26,707,374	$(3,355,890)	$23,351,484	$142,136,408
Stock	77,663,944	(990,851)	76,673,093	212,079,878
Large Cap Growth	65,536,862	(652,458)	64,884,404	265,135,385
Large Cap Value	99,915,486	(17,967,928)	81,947,558	452,122,169
Mid Cap Growth	36,521,698	(2,953,568)	33,568,130	105,787,234
Mid Cap Value	48,225,686	(3,681,214)	44,544,472	254,867,504
Small Cap	39,036,700	(3,316,174)	35,720,526	135,976,441
International Equity	76,200,132	(18,092,109)	58,108,023	454,962,243
Diversified Fixed Income	14,202,770	(10,844,614)	3,358,156	799,145,153
Real Return	8,272,651	(10,872,282)	(2,599,631)	561,725,893
Cash Management	2,066	(8,674)	(6,608)	41,080,851
Focus Growth	27,768,247	(58,610)	27,709,637	125,186,868
Focus Value	20,279,626	(1,587,529)	18,692,097	150,001,999
Allocation Growth	25,063,826	(13,238,615)	11,825,211	107,224,670
Allocation Moderate Growth	129,630,707	(34,399,218)	95,231,489	573,573,361
Allocation Moderate	70,380,488	(27,196,124)	43,184,364	350,963,234
Allocation Balanced	46,328,584	(12,508,983)	33,819,601	281,398,847

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended September 30, 2013, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$8,954
Multi-Managed Moderate Growth	11,674
Multi-Managed Income/Equity	5,934
Multi-Managed Income	2,310
Asset Allocation:Diversified Growth	2,891
Stock	1,476
Large Cap Growth	33,329
Large Cap Value	492
Mid Cap Growth	1,035
Mid Cap Value	4,499
Small Cap	514
International Equity	19,521
Focus Growth	1,508
Focus Value	7,859

Note 6.  Purchases and Sales of Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2013 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$36,062,286	$33,536,346	$2,576,914	$3,312,972
Multi-Managed Moderate Growth	66,586,829	51,239,530	9,835,407	9,934,092
Multi-Managed Income/Equity	43,105,732	33,558,245	10,949,762	10,184,896
Multi-Managed Income	24,800,689	20,173,547	9,618,484	12,579,311
Asset Allocation: Diversified Growth	22,813,903	37,094,313	12,451,617	11,091,426
Stock	75,680,440	52,255,492	—	—
Large Cap Growth	153,900,726	133,286,792	—	—
Large Cap Value	127,828,109	55,370,381	—	—

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Mid Cap Growth	$49,155,897	$40,940,440	$—	$—
Mid Cap Value	131,394,482	106,299,925	—	—
Small Cap	40,963,246	33,635,626	—	—
International Equity	184,916,843	135,077,212	—	—
Diversified Fixed Income	219,711,614	180,287,218	187,801,983	177,516,987
Real Return	100,193,099	50,060,850	161,163,623	105,562,230
Cash Management	—	—	—	—
Focus Growth	59,403,846	91,946,383	—	—
Focus Value	80,818,903	42,975,758	—	—
Allocation Growth	8,392,688	17,958,113	—	—
Allocation Moderate Growth	38,867,283	98,803,013	—	—
Allocation Moderate	31,683,170	50,571,470	—	—
Allocation Balanced	22,527,720	46,737,032	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,507	$342,327	24,064	$409,161	47,140	$868,253	53,375	$905,018
Reinvested dividends	—	—	4,272	70,945	—	—	6,049	100,412
Shares redeemed	(32,606)	(596,952)	(109,399)	(1,823,066)	(129,944)	(2,378,213)	(361,119)	(6,034,288)
Net increase (decrease)	(14,099)	$(254,625)	(81,063)	$(1,342,960)	(82,804)	$(1,509,960)	(301,695)	$(5,028,858)
	Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	253,095	$4,726,657	122,737	$2,084,248
Reinvested dividends	—	—	6,267	103,879
Shares redeemed	(164,667)	(3,027,744)	(357,473)	(5,988,566)
Net increase (decrease)	88,428	$1,698,913	(288,469)	$(3,800,439)
	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	27,359	$406,856	38,354	$552,383	180,682	$2,681,426	221,346	$3,147,356
Reinvested dividends	—	—	53,313	728,113	—	—	209,777	2,862,005
Shares redeemed	(68,230)	(1,007,409)	(239,660)	(3,394,010)	(333,566)	(4,896,803)	(997,115)	(14,114,732)
Net increase (decrease)	(40,871)	$(600,553)	(147,993)	$(2,113,514)	(152,884)	$(2,215,377)	(565,992)	$(8,105,371)

	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,878,444	$28,182,914	379,010	$5,338,895
Reinvested dividends	—	—	201,697	2,747,266
Shares redeemed	(347,900)	(5,118,303)	(807,025)	(11,421,226)
Net increase (decrease)	1,530,544	$23,064,611	(226,318)	$(3,335,065)
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	50,412	$638,695	66,130	$847,257	324,278	$4,108,256	395,005	$5,046,027
Reinvested dividends	—	—	67,034	828,251	—	—	268,046	3,307,568
Shares redeemed	(86,044)	(1,098,820)	(140,404)	(1,789,521)	(389,436)	(4,954,521)	(1,056,582)	(13,452,606)
Net increase (decrease)	(35,632)	$(460,125)	(7,240)	$(114,103)	(65,158)	$(846,265)	(393,531)	$(5,099,011)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,684,877	$21,430,467	242,492	$3,095,597
Reinvested dividends	—	—	171,428	2,112,410
Shares redeemed	(265,565)	(3,369,390)	(655,027)	(8,323,309)
Net increase (decrease)	1,419,312	$18,061,077	(241,107)	$(3,115,302)
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	46,321	$565,382	96,091	$1,212,528	227,528	$2,780,667	354,615	$4,457,543
Reinvested dividends	—	—	62,550	764,391	—	—	234,825	2,865,339
Shares redeemed	(81,689)	(1,005,622)	(182,705)	(2,327,164)	(563,080)	(6,939,502)	(924,973)	(11,678,412)
Net increase (decrease)	(35,368)	$(440,240)	(24,064)	$(350,245)	(335,552)	$(4,158,835)	(335,533)	$(4,355,530)

	Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,405,644	$17,147,211	416,971	$5,273,164
Reinvested dividends	—	—	166,814	2,032,070
Shares redeemed	(362,299)	(4,437,940)	(814,983)	(10,269,552)
Net increase (decrease)	1,043,345	$12,709,271	(231,198)	$(2,964,318)
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,924	$137,997	105,079	$1,067,506	175,679	$2,044,218	489,867	$4,998,271
Reinvested dividends	—	—	49,201	508,939	—	—	158,108	1,635,228
Shares redeemed	(154,671)	(1,795,733)	(505,456)	(5,256,164)	(796,933)	(9,242,668)	(2,290,545)	(23,799,177)
Net increase (decrease)	(142,747)	$(1,657,736)	(351,176)	$(3,679,719)	(621,254)	$(7,198,450)	(1,642,570)	$(17,165,678)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	150,266	$1,727,399	596,382	$6,071,887
Reinvested dividends	—	—	132,165	1,364,922
Shares redeemed	(646,255)	(7,483,648)	(1,839,210)	(19,157,199)
Net increase (decrease)	(495,989)	$(5,756,249)	(1,110,663)	$(11,720,390)
	Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,462,034	$48,788,970	4,852,116	$84,155,360	81,023	$1,591,737	292,637	$4,926,140
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(141,061)	(2,846,941)	(205,116)	(3,530,197)	(591,175)	(11,719,741)	(961,482)	(16,390,966)
Net increase (decrease)	2,320,973	$45,942,029	4,647,000	$80,625,163	(510,152)	$(10,128,004)	(668,845)	$(11,464,826)

	Stock Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	72,190	$1,379,642	335,467	$5,611,684
Reinvested dividends	—	—	—	—
Shares redeemed	(516,424)	(10,183,546)	(767,852)	(13,075,880)
Net increase (decrease)	(444,234)	$(8,803,904)	(432,385)	$(7,464,196)
	Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,220,445	$51,230,943	3,228,221	$35,554,786	80,458	$956,932	181,173	$1,997,860
Reinvested dividends	—	—	103,831	1,116,128	—	—	148,316	1,573,321
Shares redeemed	(45,515)	(556,906)	(681,087)	(7,382,214)	(361,594)	(4,346,843)	(1,001,608)	(10,896,659)
Net increase (decrease)	4,174,930	$50,674,037	2,650,965	$29,288,700	(281,136)	$(3,389,911)	(672,119)	$(7,325,478)
	Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	34,007	$397,362	376,260	$4,020,739
Reinvested dividends	—	—	727,167	7,663,468
Shares redeemed	(3,067,004)	(36,957,427)	(3,580,171)	(38,856,337)
Net increase (decrease)	(3,032,997)	$(36,560,065)	(2,476,744)	$(27,172,130)
	Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,899,326	$113,704,829	7,650,548	$93,584,681	83,229	$1,187,720	94,329	$1,180,747
Reinvested dividends	—	—	79,984	967,608	—	—	37,919	458,363
Shares redeemed	(51,077)	(715,762)	(133,519)	(1,591,872)	(324,643)	(4,604,019)	(727,519)	(8,850,690)
Net increase (decrease)	7,848,249	$112,989,067	7,597,013	$92,960,417	(241,414)	$(3,416,299)	(595,271)	$(7,211,580)

	Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	169,289	$2,376,732	638,122	$7,415,703
Reinvested dividends	—	—	227,771	2,750,042
Shares redeemed	(2,110,249)	(30,353,980)	(3,104,904)	(38,122,034)
Net increase (decrease)	(1,940,960)	$(27,977,248)	(2,239,011)	$(27,956,289)
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,384,600	$20,758,465	1,671,955	$21,692,306	51,189	$749,688	96,654	$1,234,320
Reinvested dividends	—	—	57,850	723,633	—	—	85,742	1,045,882
Shares redeemed	(38,002)	(562,253)	(155,561)	(2,024,116)	(175,682)	(2,543,666)	(660,078)	(8,333,816)
Net increase (decrease)	1,346,598	$20,196,212	1,574,244	$20,391,823	(124,493)	$(1,793,978)	(477,682)	$(6,053,614)
	Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	226,892	$3,073,091	110,097	$1,366,276
Reinvested dividends	—	—	170,991	2,057,293
Shares redeemed	(865,399)	(12,809,194)	(1,255,396)	(15,754,822)
Net increase (decrease)	(638,507)	$(9,736,103)	(974,308)	$(12,331,253)
	Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,373,323	$41,483,610	2,943,813	$43,236,485	79,997	$1,383,393	96,045	$1,458,815
Reinvested dividends	—	—	15,637	228,834	—	—	9,927	145,023
Shares redeemed	(27,944)	(487,432)	(70,670)	(1,022,546)	(214,939)	(3,740,163)	(577,178)	(8,384,622)
Net increase (decrease)	2,345,379	$40,996,178	2,888,780	$42,442,773	(134,942)	$(2,356,770)	(471,206)	$(6,780,784)

	Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	203,641	$3,386,801	294,026	$4,119,446
Reinvested dividends	—	—	41,914	611,073
Shares redeemed	(1,132,875)	(19,998,969)	(1,964,440)	(29,211,850)
Net increase (decrease)	(929,234)	$(16,612,168)	(1,628,500)	$(24,481,331)
	Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,890,457	$22,393,413	2,533,262	$24,798,053	79,097	$926,583	94,902	$947,657
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(17,823)	(207,121)	(687,673)	(6,553,896)	(257,033)	(2,944,890)	(652,126)	(6,388,488)
Net increase (decrease)	1,872,634	$22,186,292	1,845,589	$18,244,157	(177,936)	$(2,018,307)	(557,224)	$(5,440,831)
	Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	171,394	$1,874,977	392,468	$3,707,271
Reinvested dividends	—	—	—	—
Shares redeemed	(1,411,422)	(16,198,846)	(1,405,689)	(13,849,118)
Net increase (decrease)	(1,240,028)	$(14,323,869)	(1,013,221)	$(10,141,847)
	International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,916,734	$64,951,542	11,518,162	$85,071,361	56,290	$452,715	202,047	$1,518,077
Reinvested dividends	—	—	138,753	1,034,822	—	—	54,374	406,102
Shares redeemed	(54,144)	(453,175)	(144,830)	(1,068,758)	(376,184)	(3,116,311)	(1,114,810)	(8,146,966)
Net increase (decrease)	7,862,590	$64,498,367	11,512,085	$85,037,425	(319,894)	$(2,663,596)	(858,389)	$(6,222,787)

	International Equity Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	630,417	$5,021,037	6,154,615	$43,175,052
Reinvested dividends	—	—	511,320	3,807,676
Shares redeemed	(3,291,266)	(27,562,169)	(5,026,824)	(37,412,773)
Net increase (decrease)	(2,660,849)	$(22,541,132)	1,639,111	$9,569,955
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,599,431	$147,705,591	11,046,244	$134,436,755	108,683	$1,274,669	585,615	$7,127,262
Reinvested dividends	—	—	327,412	3,940,071	—	—	160,524	1,928,610
Shares redeemed	(89,738)	(1,064,901)	(383,205)	(4,616,390)	(587,864)	(6,913,317)	(1,333,399)	(16,166,895)
Net increase (decrease)	12,509,693	$146,640,689	10,990,451	$133,760,436	(479,181)	$(5,638,648)	(587,260)	$(7,111,023)
	Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,294,733	$27,314,477	4,629,092	$55,546,859
Reinvested dividends	—	—	1,406,784	16,830,728
Shares redeemed	(4,770,994)	(55,172,282)	(5,167,892)	(62,666,993)
Net increase (decrease)	(2,476,261)	$(27,857,805)	867,984	$9,710,594
	Real Return Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,643,868	$56,302,084	7,769,387	$80,430,170	7,270,222	$71,931,841	11,069,583	$114,457,499
Reinvested dividends	—	—	155,120	1,597,034	—	—	1,007,745	10,356,088
Shares redeemed	—	—	(1,707,729)	(17,587,636)	(3,183,509)	(31,853,027)	(6,719,061)	(69,381,345)
Net increase (decrease)	5,643,868	$56,302,084	6,216,778	$64,439,568	4,086,713	$40,078,814	5,358,267	$55,432,242

	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	69,874	$746,701	73,025	$782,165	530,481	$5,630,283	705,900	$7,514,448
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(28,405)	(303,397)	(160,541)	(1,719,183)	(559,110)	(5,933,954)	(1,418,633)	(15,103,791)
Net increase (decrease)	41,469	$443,304	(87,516)	$(937,018)	(28,629)	$(303,671)	(712,733)	$(7,589,343)
	Cash Management Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	966,220	$10,200,772	2,514,871	$26,665,347
Reinvested dividends	—	—	—	—
Shares redeemed	(1,725,818)	(18,229,941)	(3,404,970)	(36,122,222)
Net increase (decrease)	(759,598)	$(8,029,169)	(890,099)	$(9,456,875)
	Focus Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,770,624	$19,215,637	4,920,308	$47,750,944	20,155	$217,446	159,212	$1,539,984
Reinvested dividends	—	—	14,867	143,499	—	—	19,686	186,285
Shares redeemed	(1,391,832)	(15,128,620)	(1,288,390)	(12,593,007)	(459,342)	(4,906,292)	(1,364,554)	(13,064,465)
Net increase (decrease)	378,792	$4,087,017	3,646,785	$35,301,436	(439,187)	$(4,688,846)	(1,185,656)	$(11,338,196)
	Focus Growth Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	22,329	$236,521	323,825	$3,050,948
Reinvested dividends	—	—	43,207	404,325
Shares redeemed	(3,102,308)	(31,849,224)	(2,197,693)	(21,011,697)
Net increase (decrease)	(3,079,979)	$(31,612,703)	(1,830,661)	$(17,556,424)

	Focus Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,482,042	$50,006,616	3,392,351	$42,241,527	30,658	$446,540	42,354	$532,021
Reinvested dividends	—	—	10,022	122,602	—	—	5,478	66,951
Shares redeemed	—	—	(13,836)	(169,270)	(151,235)	(2,162,096)	(457,099)	(5,592,113)
Net increase (decrease)	3,482,042	$50,006,616	3,388,537	$42,194,859	(120,577)	$(1,715,556)	(409,267)	$(4,993,141)
	Focus Value Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	51,724	$731,301	111,556	$1,322,005
Reinvested dividends	—	—	11,711	142,724
Shares redeemed	(1,199,250)	(16,431,946)	(860,214)	(10,491,430)
Net increase (decrease)	(1,147,526)	$(15,700,645)	(736,947)	$(9,026,701)
	Allocation Growth Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	479,756	$5,344,788	901,706	$9,075,419
Reinvested dividends	—	—	95,294	946,225
Shares redeemed	(1,309,176)	(14,681,279)	(2,406,474)	(23,818,764)
Net increase (decrease)	(829,420)	$(9,336,491)	(1,409,474)	$(13,797,120)
	Allocation Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,358,519	$16,406,627	3,861,603	$42,350,251
Reinvested dividends	—	—	663,541	7,320,468
Shares redeemed	(6,378,647)	(77,129,444)	(8,959,058)	(98,354,104)
Net increase (decrease)	(5,020,128)	$(60,722,817)	(4,433,914)	$(48,683,385)

	Allocation Moderate Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,411,705	$16,669,247	4,178,892	$45,573,656
Reinvested dividends	—	—	375,100	4,130,867
Shares redeemed	(3,020,230)	(35,889,630)	(6,100,823)	(66,688,387)
Net increase (decrease)	(1,608,525)	$(19,220,383)	(1,546,831)	$(16,983,864)
	Allocation Balanced Portfolio
	Class 3
	For the six months ended September 30, 2013 (unaudited)		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,138,927	$13,755,445	5,370,839	$60,701,728
Reinvested dividends	—	—	294,442	3,360,436
Shares redeemed	(3,165,416)	(38,329,411)	(4,984,022)	(56,651,360)
Net increase (decrease)	(2,026,489)	$(24,573,966)	681,259	$7,410,804

Note 8.  Transactions with Affiliates: The following Portfolio incurred brokerage commissions with affiliated brokers for the six months ended September 30, 2013:

Portfolio	Goldman Sachs & Co.	Goldman Sachs International
Mid Cap Value	$1,354	$3,655

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds/Seasons Series Trust Portfolios and securities issued by American International Group, Inc. ("AIG") or an affiliate thereof. For the six months ended September 30, 2013, transactions in these securities were as follows:

Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2013	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2013
AIG Common Stock	$3,113	$—	$1,103,070	$285,443	$—	$—	$287,666	$1,676,179

Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2013	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$4,217,645	$—	$1,867,608	$480,514	$(104,651)	$2,725,900
Focus Value Portfolio, Class 3	—	—	3,604,507	—	1,716,581	596,604	(413,837)	2,070,693
Large Cap Growth Portfolio, Class 3	—	—	18,335,429	—	3,353,278	1,700,198	(120,582)	16,561,767
Large Cap Value Portfolio, Class 3	—	—	21,015,508	300,000	2,084,508	414,707	1,143,036	20,788,743
Mid Cap Growth Portfolio, Class 3	—	—	3,629,253	1,039,015	811,843	244,628	321,096	4,422,149
Mid Cap Value Portfolio, Class 3	—	—	13,875,292	1,638,457	1,531,974	856,386	308,179	15,146,340
Seasons Series Trust Multi-Managed Growth Portfolio, Class 3	—	—	—	3,076,602	—	—	(6,014)	3,070,588
Small Cap Portfolio, Class 3	—	—	10,172,563	—	2,063,574	1,120,900	(104,439)	9,125,450
Diversified Fixed Income Portfolio, Class 3	—	—	13,713,514	1,635,120	2,383,370	(92,847)	(329,935)	12,542,482
International Equity Portfolio, Class 3	—	—	31,282,961	703,494	2,145,377	(1,023,516)	3,778,206	32,595,769
	$—	$—	$119,846,672	$8,392,688	$17,958,113	$4,297,574	$4,471,059	$119,049,881

Allocation Moderate Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2013	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$24,336,373	$—	$14,323,030	$3,181,704	$(1,302,759)	$11,892,288
Focus Value Portfolio, Class 3	—	—	15,849,334	—	6,746,850	808,228	128,236	10,038,948
Large Cap Growth Portfolio, Class 3	—	—	79,676,214	—	15,408,315	7,757,177	(848,100)	71,176,976
Large Cap Value Portfolio, Class 3	—	—	105,698,163	—	12,748,504	1,992,983	5,763,206	100,705,848
Mid Cap Growth Portfolio, Class 3	—	—	16,174,093	1,446,997	4,546,558	1,703,406	448,568	15,226,506
Mid Cap Value Portfolio, Class 3	—	—	67,124,214	—	9,003,754	5,014,842	(173,369)	62,961,933
Multi-Managed Moderate Growth Portfolio, Class 3	—	—	—	25,941,940	—	—	59,733	26,001,673
Small Cap Portfolio, Class 3	—	—	39,660,606	—	8,226,725	2,823,673	1,509,556	35,767,110
Diversified Fixed Income Portfolio, Class 3	—	—	185,357,838	9,784,952	14,781,484	1,066,243	(6,749,708)	174,677,841
Real Return Portfolio, Class 3	—	—	20,011,724	390,357	—	—	(909,119)	19,492,962
International Equity Portfolio, Class 3	—	—	140,490,196	1,303,037	13,017,793	(3,890,128)	15,977,453	140,862,765
	$—	$—	$694,378,755	$38,867,283	$98,803,013	$20,458,128	$13,903,697	$668,804,850

Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2013	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$12,061,854	$—	$6,837,116	$1,198,477	$(410,766)	$6,012,449
Focus Value Portfolio, Class 3	—	—	8,030,264	37,816	2,773,643	461,637	131,184	5,887,258
Large Cap Growth Portfolio, Class 3	—	—	44,341,054	—	7,051,027	3,637,601	407,334	41,334,962
Large Cap Value Portfolio, Class 3	—	—	58,881,312	584,139	5,884,184	886,157	3,571,272	58,038,696
Mid Cap Growth Portfolio, Class 3	—	—	8,155,321	—	2,351,339	894,988	35,741	6,734,711
Mid Cap Value Portfolio, Class 3	—	—	31,760,919	523,908	2,334,863	1,300,075	1,061,055	32,311,094
Multi-Managed Income/Equity, Class 3	—	—	—	19,229,147	—	—	28,296	19,257,443
Small Cap Portfolio, Class 3	—	—	16,363,405	368,077	1,491,562	819,257	1,123,594	17,182,771
Diversified Fixed Income Portfolio, Class 3	—	—	129,374,801	9,099,732	14,544,187	1,086,903	(5,018,751)	119,998,498
Real Return Portfolio, Class 3	—	—	27,362,945	61,706	2,894,309	148,630	(1,247,742)	23,431,230
International Equity Portfolio, Class 3	—	—	61,185,150	1,778,645	4,409,240	(616,857)	6,020,788	63,958,486
	$—	$—	$397,517,025	$31,683,170	$50,571,470	$9,816,868	$5,702,005	$394,147,598

Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2013	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$6,636,423	$—	$3,192,370	$666,789	$(114,511)	$3,996,331
Focus Value Portfolio, Class 3	—	—	6,619,944	—	2,355,315	809,482	(338,822)	4,735,289
Large Cap Growth Portfolio, Class 3	—	—	36,868,682	—	6,751,578	3,459,278	(127,870)	33,448,512
Large Cap Value Portfolio, Class 3	—	—	49,050,947	572,189	5,846,594	1,812,514	1,873,074	47,462,130
Mid Cap Growth Portfolio, Class 3	—	—	4,230,142	—	1,514,314	444,036	29,961	3,189,825
Mid Cap Value Portfolio, Class 3	—	—	21,192,195	415,986	3,183,158	1,677,989	(122,967)	19,980,045
Small Cap Portfolio, Class 3	—	—	6,794,128	825,088	1,165,964	237,709	625,308	7,316,269
Diversified Fixed Income Portfolio, Class 3	—	—	127,921,554	5,094,046	16,041,841	860,744	(4,715,644)	113,118,859
Multi-Managed Income, Class 3	—	—	—	14,700,659	—	—	26,167	14,726,826
Real Return Portfolio, Class 3	—	—	34,338,133	236,615	3,120,290	107,990	(1,540,655)	30,021,793
International Equity Portfolio, Class 3	—	—	36,912,975	683,137	3,565,608	930,767	2,261,298	37,222,569
	$—	$—	$330,565,123	$22,527,720	$46,737,032	$11,007,298	$(2,144,661)	$315,218,448

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At September 30, 2013, each Managed Allocation

Portfolio held less than 28% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 54% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

At September 30, 2013, the following affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
International Equity Portfolio	Allocation Growth Portfolio	6%
Large Cap Growth Portfolio	Allocation Growth Portfolio	5%
Mid Cap Value Portfolio	Allocation Growth Portfolio	5%
Small Cap Portfolio	Allocation Growth Portfolio	5%
Diversified Fixed Income	Allocation Moderate Growth Portfolio	22%
Focus Growth	Allocation Moderate Growth Portfolio	8%
Focus Value	Allocation Moderate Growth Portfolio	6%
International Equity	Allocation Moderate Growth Portfolio	27%
Large Cap Growth	Allocation Moderate Growth Portfolio	22%
Large Cap Value	Allocation Moderate Growth Portfolio	19%
Mid Cap Growth	Allocation Moderate Growth Portfolio	11%
Mid Cap Value	Allocation Moderate Growth Portfolio	21%
Multi-Managed Moderate Growth	Allocation Moderate Growth Portfolio	18%
Small Cap	Allocation Moderate Growth Portfolio	21%
Diversified Fixed Income	Allocation Moderate Portfolio	15%
International Equity	Allocation Moderate Portfolio	12%
Large Cap Growth	Allocation Moderate Portfolio	13%
Large Cap Value	Allocation Moderate Portfolio	11%
Mid Cap Growth	Allocation Moderate Portfolio	5%
Mid Cap Value	Allocation Moderate Portfolio	11%
Multi-Managed Income/Equity Growth	Allocation Moderate Portfolio	17%
Small Cap	Allocation Moderate Portfolio	10%
Diversified Fixed Income	Allocation Balanced Portfolio	14%
International Equity	Allocation Balanced Portfolio	7%
Large Cap Growth	Allocation Balanced Portfolio	10%
Large Cap Value	Allocation Balanced Portfolio	9%
Mid Cap Value	Allocation Balanced Portfolio	7%
Multi-Managed Income/Equity Growth	Allocation Balanced Portfolio	16%
Real Return	Allocation Balanced Portfolio	5%
Diversified Fixed Income	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	35%
Focus Growth	SunAmerica Series Trust -
	SunAmerica Dynamic Allocation Portfolio	36%
Focus Value	SunAmerica Series Trust -
	SunAmerica Dynamic Allocation Portfolio	45%
International Equity	SunAmerica Series Trust -
	SunAmerica Dynamic Allocation Portfolio	30%
Large Cap Growth	SunAmerica Series Trust -
	SunAmerica Dynamic Allocation Portfolio	19%
Large Cap Value	SunAmerica Series Trust -
	SunAmerica Dynamic Allocation Portfolio	29%
Mid Cap Growth	SunAmerica Series Trust -
	SunAmerica Dynamic Allocation Portfolio	28%
Mid Cap Value	SunAmerica Series Trust -
	SunAmerica Dynamic Allocation Portfolio	27%
Real Return	SunAmerica Series Trust -
	SunAmerica Dynamic Allocation Portfolio	20%
Small Cap	SunAmerica Series Trust -
	SunAmerica Dynamic Allocation Portfolio	25%
Stock	SunAmerica Series Trust -
	SunAmerica Dynamic Allocation Portfolio	57%
Focus Value	SunAmerica Series Trust -
	SunAmerica Dynamic Strategy Portfolio	25%
International Equity	SunAmerica Series Trust -
	SunAmerica Dynamic Strategy Portfolio	7%
Large Cap Growth	SunAmerica Series Trust -
	SunAmerica Dynamic Strategy Portfolio	11%

Portfolio	Holder	Percentage
Large Cap Value	SunAmerica Series Trust -
	SunAmerica Dynamic Strategy Portfolio	19%
Mid Cap Growth	SunAmerica Series Trust -
	SunAmerica Dynamic Strategy Portfolio	10%
Mid Cap Value	SunAmerica Series Trust -
	SunAmerica Dynamic Strategy Portfolio	10%
Small Cap	SunAmerica Series Trust -
	SunAmerica Dynamic Strategy Portfolio	9%

Note 9.  Investment Concentration: Some of the Portfolio may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio. At September 30, 2013, the International Equity Portfolio had 22.5% and 15.1% of its net assets invested in equity/fixed income securities of companies domiciled in Japan and the United Kingdom, respectively.

The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Income Equity, Multi-Managed Income, and Diversified Fixed Income Portfolio's concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At September 30, 2013, the Portfolios had 21.7%, 27.6% and 20.5%, respectively, of their net assets invested in such securities.

Note 10.  Line of Credit: The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended September 30, 2013, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	6	$38	$360,415	0.64%
Multi-Managed Moderate Growth	4	153	1,000,313	1.38
Large Cap Growth	2	40	526,209	1.37
Mid Cap Growth	1	25	646,390	1.37
Diversified Fixed Income	1	45	1,188,519	1.37
Focus Growth	14	303	553,463	1.41
Allocation Growth	105	659	163,852	1.38
Allocation Moderate Growth	164	3,637	578,829	1.38
Allocation Moderate	157	1,411	234,584	1.38
Allocation Balanced	134	1,478	288,367	1.38

As of September 30, 2013, the following Portfolios had an outstanding borrowing:

Portfolio	Amount
Multi-Managed Growth	$1,170,389
Allocation Growth	12,942
Allocation Moderate Growth	646,771
Allocation Moderate	45,734
Allocation Balanced	299,362

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended September 30, 2013, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain\(Loss)
Multi-Managed Growth	$39,276	$—	$—
Multi-Managed Moderate Growth	65,460	—	—
Multi-Managed Income/Equity	58,914	—	—
Multi-Managed Income	26,184	—	—
Stock	10,683	183,055	15,263
Large Cap Value	3,165	13,419	3,816
Mid Cap Growth	2,520	—	—
Mid Cap Value	104,374	32,845	(521)

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2013, none of the Portfolios participated in this program.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/09	$14.18	$0.15	$(3.95)	$(3.80)	$(0.20)	$—	$—	$(0.20)	$10.18	(26.72)%	$14,674	1.15%		1.16%		224%
03/31/10	10.18	0.11	4.46	4.57	(0.25)	—	—	(0.25)	14.50	45.00	16,109	1.20		0.87		101
03/31/11	14.50	0.11	1.61	1.72	(0.12)	—	—	(0.12)	16.10	11.89	14,861	1.24		0.72		90
03/31/12	16.10	0.09	0.76	0.85	(0.15)	—	—	(0.15)	16.80	5.36	12,830	1.29		0.55		67
03/31/13	16.80	0.09	0.97	1.06	(0.10)	—	—	(0.10)	17.76	6.37	12,124	1.31		0.56		85
09/30/13@	17.76	0.04	1.14	1.18	—	—	—	—	18.94	6.64	12,660	1.39	#	0.39	#	55
Multi-Managed Growth Portfolio Class 2
03/31/09	14.14	0.13	(3.93)	(3.80)	(0.18)	—	—	(0.18)	10.16	(26.82)	33,168	1.30		1.01		224
03/31/10	10.16	0.09	4.46	4.55	(0.23)	—	—	(0.23)	14.48	44.89	38,021	1.35		0.71		101
03/31/11	14.48	0.09	1.59	1.68	(0.09)	—	—	(0.09)	16.07	11.64	32,548	1.39		0.57		90
03/31/12	16.07	0.06	0.77	0.83	(0.12)	—	—	(0.12)	16.78	5.23	27,093	1.44		0.40		67
03/31/13	16.78	0.07	0.97	1.04	(0.07)	—	—	(0.07)	17.75	6.24	23,299	1.46		0.41		85
09/30/13@	17.75	0.02	1.14	1.16	—	—	—	—	18.91	6.54	23,256	1.54	#	0.24	#	55
Multi-Managed Growth Portfolio Class 3
03/31/09	14.12	0.12	(3.92)	(3.80)	(0.17)	—	—	(0.17)	10.15	(26.89)	30,240	1.40		0.92		224
03/31/10	10.15	0.08	4.45	4.53	(0.22)	—	—	(0.22)	14.46	44.71	39,937	1.45		0.61		101
03/31/11	14.46	0.07	1.59	1.66	(0.08)	—	—	(0.08)	16.04	11.51	39,232	1.49		0.47		90
03/31/12	16.04	0.05	0.76	0.81	(0.10)	—	—	(0.10)	16.75	5.14	34,327	1.54		0.30		67
03/31/13	16.75	0.05	0.98	1.03	(0.06)	—	—	(0.06)	17.72	6.15	32,255	1.56		0.31		85
09/30/13@	17.72	0.01	1.13	1.14	—	—	—	—	18.86	6.43	36,014	1.64	#	0.14	#	55

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13	09/30/13#@
Multi-Managed Growth Portfolio Class 1	0.01%	0.00%	0.01%	0.00%	0.00%	0.03%
Multi-Managed Growth Portfolio Class 2	0.01	0.00	0.01	0.00	0.00	0.03
Multi-Managed Growth Portfolio Class 3	0.01	0.00	0.01	0.00	0.00	0.03

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/09	$13.59	$0.26	$(3.22)	$(2.96)	$(0.37)	$(0.36)	$—	$(0.73)	$9.90	(21.59)%	$18,161	1.01%		2.10%		210%
03/31/10	9.90	0.21	3.65	3.86	(0.41)	—	—	(0.41)	13.35	39.22	20,298	1.04		1.69		97
03/31/11	13.35	0.19	1.16	1.35	(0.25)	—	—	(0.25)	14.45	10.19	18,213	1.06		1.37		90
03/31/12	14.45	0.16	0.59	0.75	(0.27)	(0.55)	—	(0.82)	14.38	5.69	15,621	1.09		1.12		61
03/31/13	14.38	0.14	0.72	0.86	(0.18)	(0.62)	—	(0.80)	14.44	6.28	13,546	1.11		0.97		90
09/30/13@	14.44	0.06	0.63	0.69	—	—	—	—	15.13	4.78	13,582	1.16	#	0.80	#	50
Multi-Managed Moderate Growth Portfolio Class 2
03/31/09	13.56	0.24	(3.23)	(2.99)	(0.34)	(0.36)	—	(0.70)	9.87	(21.81)	79,325	1.16		1.94		210
03/31/10	9.87	0.19	3.64	3.83	(0.39)	—	—	(0.39)	13.31	39.04	93,527	1.19		1.54		97
03/31/11	13.31	0.17	1.17	1.34	(0.23)	—	—	(0.23)	14.42	10.10	75,501	1.21		1.22		90
03/31/12	14.42	0.14	0.58	0.72	(0.24)	(0.55)	—	(0.79)	14.35	5.48	62,180	1.24		0.97		61
03/31/13	14.35	0.12	0.73	0.85	(0.16)	(0.62)	—	(0.78)	14.42	6.17	54,283	1.26		0.82		90
09/30/13@	14.42	0.05	0.63	0.68	—	—	—	—	15.10	4.72	54,551	1.31	#	0.65	#	50
Multi-Managed Moderate Growth Portfolio Class 3
03/31/09	13.54	0.22	(3.21)	(2.99)	(0.33)	(0.36)	—	(0.69)	9.86	(21.87)	52,139	1.26		1.85		210
03/31/10	9.86	0.18	3.64	3.82	(0.38)	—	—	(0.38)	13.30	38.96	66,236	1.29		1.43		97
03/31/11	13.30	0.15	1.16	1.31	(0.22)	—	—	(0.22)	14.39	9.88	65,288	1.31		1.11		90
03/31/12	14.39	0.12	0.60	0.72	(0.23)	(0.55)	—	(0.78)	14.33	5.46	56,421	1.34		0.87		61
03/31/13	14.33	0.10	0.72	0.82	(0.14)	(0.62)	—	(0.76)	14.39	6.01	53,393	1.36		0.72		90
09/30/13@	14.39	0.04	0.63	0.67	—	—	—	—	15.06	4.66	78,951	1.41	#	0.55	#	50

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13	09/30/13#@
Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.02%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00	0.02
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00	0.02

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/09	$12.99	$0.43	$(2.30)	$(1.87)	$(0.62)	$(0.60)	$—	$(1.22)	$9.90	(14.12)%	$15,643	0.99%		3.57%		110%
03/31/10	9.90	0.38	2.53	2.91	(0.67)	(0.07)	—	(0.74)	12.07	29.76	16,530	1.02		3.25		54
03/31/11	12.07	0.31	0.55	0.86	(0.41)	—	—	(0.41)	12.52	7.19	14,049	1.04		2.47		70
03/31/12	12.52	0.27	0.53	0.80	(0.43)	(0.17)	—	(0.60)	12.72	6.67	12,468	1.09		2.18		51
03/31/13	12.72	0.22	0.64	0.86	(0.33)	(0.56)	—	(0.89)	12.69	6.95	12,352	1.09		1.70		60
09/30/13@	12.69	0.09	0.03	0.12	—	—	—	—	12.81	0.95	12,007	1.10	#	1.36	#	46
Multi-Managed Income/Equity Portfolio Class 2
03/31/09	12.96	0.41	(2.29)	(1.88)	(0.60)	(0.60)	—	(1.20)	9.88	(14.23)	67,097	1.14		3.42		110
03/31/10	9.88	0.36	2.53	2.89	(0.66)	(0.07)	—	(0.73)	12.04	29.53	74,536	1.17		3.10		54
03/31/11	12.04	0.29	0.55	0.84	(0.39)	—	—	(0.39)	12.49	7.02	64,537	1.20		2.32		70
03/31/12	12.49	0.26	0.51	0.77	(0.40)	(0.17)	—	(0.57)	12.69	6.48	55,328	1.24		2.04		51
03/31/13	12.69	0.20	0.64	0.84	(0.30)	(0.56)	—	(0.86)	12.67	6.86	50,239	1.24		1.55		60
09/30/13@	12.67	0.08	0.02	0.10	—	—	—	—	12.77	0.79	49,822	1.25	#	1.21	#	46
Multi-Managed Income/Equity Portfolio Class 3
03/31/09	12.94	0.40	(2.30)	(1.90)	(0.58)	(0.60)	—	(1.18)	9.86	(14.37)	34,030	1.24		3.33		110
03/31/10	9.86	0.35	2.52	2.87	(0.64)	(0.07)	—	(0.71)	12.02	29.46	43,187	1.27		2.99		54
03/31/11	12.02	0.27	0.56	0.83	(0.38)	—	—	(0.38)	12.47	6.95	40,736	1.30		2.21		70
03/31/12	12.47	0.24	0.52	0.76	(0.39)	(0.17)	—	(0.56)	12.67	6.37	35,247	1.34		1.94		51
03/31/13	12.67	0.19	0.64	0.83	(0.29)	(0.56)	—	(0.85)	12.65	6.76	32,130	1.34		1.45		60
09/30/13@	12.65	0.07	0.03	0.10	—	—	—	—	12.75	0.79	50,469	1.35	#	1.08	#	46

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13	09/30/13#@
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.01
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/09	$12.27	$0.49	$(1.49)	$(1.00)	$(0.65)	$(0.32)	$—	$(0.97)	$10.30	(7.88)%	$12,585	0.99%		4.22%		123%
03/31/10	10.30	0.45	2.07	2.52	(0.64)	(0.02)	—	(0.66)	12.16	24.67	15,061	1.03		3.86		45
03/31/11	12.16	0.35	0.36	0.71	(0.37)	—	—	(0.37)	12.50	5.87	13,524	1.05		2.81		74
03/31/12	12.50	0.30	0.52	0.82	(0.47)	(0.32)	—	(0.79)	12.53	6.90	11,911	1.08		2.38		53
03/31/13	12.53	0.23	0.52	0.75	(0.32)	(0.57)	—	(0.89)	12.39	6.09	11,480	1.08		1.81		56
09/30/13@	12.39	0.10	(0.20)	(0.10)	—	—	—	—	12.29	(0.81)	10,947	1.11	#	1.61	#	40
Multi-Managed Income Portfolio Class 2
03/31/09	12.24	0.48	(1.49)	(1.01)	(0.63)	(0.32)	—	(0.95)	10.28	(7.98)	51,085	1.14		4.07		123
03/31/10	10.28	0.43	2.07	2.50	(0.63)	(0.02)	—	(0.65)	12.13	24.45	59,005	1.18		3.70		45
03/31/11	12.13	0.33	0.36	0.69	(0.35)	—	—	(0.35)	12.47	5.72	51,560	1.20		2.65		74
03/31/12	12.47	0.28	0.53	0.81	(0.45)	(0.32)	—	(0.77)	12.51	6.79	47,469	1.23		2.23		53
03/31/13	12.51	0.21	0.52	0.73	(0.30)	(0.57)	—	(0.87)	12.37	5.93	42,792	1.23		1.66		56
09/30/13@	12.37	0.09	(0.20)	(0.11)	—	—	—	—	12.26	(0.89)	38,284	1.26	#	1.46	#	40
Multi-Managed Income Portfolio Class 3
03/31/09	12.23	0.46	(1.49)	(1.03)	(0.61)	(0.32)	—	(0.93)	10.27	(8.09)	26,657	1.24		3.98		123
03/31/10	10.27	0.42	2.07	2.49	(0.62)	(0.02)	—	(0.64)	12.12	24.36	33,118	1.28		3.60		45
03/31/11	12.12	0.31	0.36	0.67	(0.34)	—	—	(0.34)	12.45	5.56	33,572	1.30		2.55		74
03/31/12	12.45	0.27	0.53	0.80	(0.44)	(0.32)	—	(0.76)	12.49	6.71	32,770	1.33		2.12		53
03/31/13	12.49	0.20	0.52	0.72	(0.29)	(0.57)	—	(0.86)	12.35	5.83	29,548	1.33		1.56		56
09/30/13@	12.35	0.08	(0.21)	(0.13)	—	—	—	—	12.22	(1.05)	42,014	1.36	#	1.33	#	40

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13	09/30/13#@
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.01
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/09	$11.93	$0.21	$(4.16)	$(3.95)	$(0.64)	$(1.02)	$—	$(1.66)	$6.32	(33.40)%		$27,653	1.00%		2.16%		206%
03/31/10	6.32	0.14	2.79	2.93	(0.07)	—	—	(0.07)	9.18	46.38		31,180	1.06		1.72		123
03/31/11	9.18	0.16	1.10	1.26	(0.30)	—	—	(0.30)	10.14	13.94		27,916	1.03		1.70		94
03/31/12	10.14	0.18	0.19	0.37	(0.21)	—	—	(0.21)	10.30	3.93	(3)	24,385	1.04		1.88		89
03/31/13	10.30	0.20	0.99	1.19	(0.24)	—	—	(0.24)	11.25	11.77		22,692	1.05		1.90		67
09/30/13@	11.25	0.10	0.65	0.75	—	—	—	—	12.00	6.67		22,487	1.08	#	1.71	#	23
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/09	11.90	0.19	(4.14)	(3.95)	(0.62)	(1.02)	—	(1.64)	6.31	(33.51)		103,279	1.15		2.01		206
03/31/10	6.31	0.13	2.78	2.91	(0.05)	—	—	(0.05)	9.17	46.21		120,406	1.21		1.55		123
03/31/11	9.17	0.15	1.08	1.23	(0.28)	—	—	(0.28)	10.12	13.65		102,159	1.18		1.55		94
03/31/12	10.12	0.17	0.20	0.37	(0.20)	—	—	(0.20)	10.29	3.84	(3)	87,601	1.19		1.73		89
03/31/13	10.29	0.18	0.99	1.17	(0.22)	—	—	(0.22)	11.24	11.58		77,266	1.20		1.75		67
09/30/13@	11.24	0.09	0.65	0.74	—	—	—	—	11.98	6.58		74,895	1.23	#	1.56	#	23
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/09	11.88	0.18	(4.12)	(3.94)	(0.61)	(1.02)	—	(1.63)	6.31	(33.48)		64,707	1.26		1.89		206
03/31/10	6.31	0.11	2.77	2.88	(0.04)	—	—	(0.04)	9.15	45.74		83,804	1.31		1.39		123
03/31/11	9.15	0.13	1.11	1.24	(0.28)	—	—	(0.28)	10.11	13.71		82,330	1.28		1.44		94
03/31/12	10.11	0.16	0.19	0.35	(0.19)	—	—	(0.19)	10.27	3.64	(3)	73,205	1.28		1.63		89
03/31/13	10.27	0.17	0.99	1.16	(0.21)	—	—	(0.21)	11.22	11.50		67,530	1.30		1.65		67
09/30/13@	11.22	0.09	0.64	0.73	—	—	—	—	11.95	6.51		65,998	1.33	#	1.46	#	23

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13	09/30/13#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%	0.00%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.01	0.00
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13	09/30/13#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10	0.10

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/09	$16.04	$0.04	$(5.54)	$(5.50)	$(0.04)	$(1.49)	$—	$(1.53)	$9.01	(33.88)%	$22,607	0.95%		0.27%	52%
03/31/10	9.01	(0.01)	4.35	4.34	(0.03)	—	—	(0.03)	13.32	48.21	25,427	0.96		(0.07)	52
03/31/11	13.32	(0.03)	2.37	2.34	—	—	—	—	15.66	17.57	22,716	0.96		(0.20)	37
03/31/12	15.66	(0.04)	1.83	1.79	—	—	—	—	17.45	11.43	19,750	0.96		(0.25)	24
03/31/13	17.45	0.02	1.21	1.23	—	—	—	—	18.68	7.05	107,950	0.94		0.11	35
09/30/13@	18.68	(0.02)	2.84	2.82	—	—	—	—	21.50	15.10	174,170	0.93	#	(0.24)#	21
Stock Portfolio Class 2
03/31/09	15.91	0.02	(5.49)	(5.47)	(0.01)	(1.49)	—	(1.50)	8.94	(33.97)	81,944	1.11		0.12	52
03/31/10	8.94	(0.02)	4.31	4.29	(0.01)	—	—	(0.01)	13.22	48.02	95,679	1.11		(0.22)	52
03/31/11	13.22	(0.05)	2.35	2.30	—	—	—	—	15.52	17.40	80,763	1.11		(0.35)	37
03/31/12	15.52	(0.06)	1.80	1.74	—	—	—	—	17.26	11.21	68,643	1.11		(0.40)	24
03/31/13	17.26	(0.03)	1.23	1.20	—	—	—	—	18.46	6.95	61,041	1.11		(0.15)	35
09/30/13@	18.46	(0.04)	2.81	2.77	—	—	—	—	21.23	15.01	59,382	1.08	#	(0.37)#	21
Stock Portfolio Class 3
03/31/09	15.86	0.00	(5.46)	(5.46)	—	(1.49)	—	(1.49)	8.91	(34.00)	52,723	1.21		0.02	52
03/31/10	8.91	(0.04)	4.30	4.26	(0.00)	—	—	(0.00)	13.17	47.82	68,615	1.21		(0.32)	52
03/31/11	13.17	(0.06)	2.33	2.27	—	—	—	—	15.44	17.24	67,066	1.21		(0.45)	37
03/31/12	15.44	(0.08)	1.80	1.72	—	—	—	—	17.16	11.14	59,118	1.21		(0.50)	24
03/31/13	17.16	(0.04)	1.21	1.17	—	—	—	—	18.33	6.82	55,215	1.21		(0.25)	35
09/30/13@	18.33	(0.05)	2.79	2.74	—	—	—	—	21.07	14.95	54,118	1.18	#	(0.47)#	21

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13	09/30/13#@
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments		Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/09	$10.21	$0.01	$(3.74)		$(3.73)	$—	$(0.42)	$—	$(0.42)	$6.06	(36.49)%	$3,801	0.92%		0.16%		54%
03/31/10	6.06	0.03	2.97		3.00	—	—	—	—	9.06	49.50	4,730	0.91		0.33		45
03/31/11	9.06	0.05	0.99	(2)	1.04	(0.03)	—	—	(0.03)	10.07	11.45	5,452	0.90		0.52		29
03/31/12	10.07	0.05	0.97		1.02	(0.05)	—	—	(0.05)	11.04	10.17	8,552	0.90		0.54		52
03/31/13	11.04	0.09	0.98		1.07	(0.06)	(0.39)	—	(0.45)	11.66	10.06	39,935	0.89		0.90		31
09/30/13@	11.66	0.03	1.09		1.12	—	—	—	—	12.78	9.61	97,149	0.88	#	0.52	#	44
Large Cap Growth Portfolio Class 2
03/31/09	10.12	0.00	(3.71)		(3.71)	—	(0.42)	—	(0.42)	5.99	(36.63)	37,914	1.07		0.01		54
03/31/10	5.99	0.01	2.95		2.96	—	—	—	—	8.95	49.42	50,226	1.06		0.18		45
03/31/11	8.95	0.03	0.96	(2)	0.99	(0.01)	—	—	(0.01)	9.93	11.12	56,822	1.05		0.38		29
03/31/12	9.93	0.04	0.95		0.99	(0.03)	—	—	(0.03)	10.89	10.01	46,185	1.05		0.36		52
03/31/13	10.89	0.07	0.97		1.04	(0.04)	(0.39)	—	(0.43)	11.50	9.90	41,043	1.04		0.66		31
09/30/13@	11.50	0.02	1.08		1.10	—	—	—	—	12.60	9.57	41,427	1.03	#	0.35	#	44
Large Cap Growth Portfolio Class 3
03/31/09	10.08	(0.00)	(3.70)		(3.70)	—	(0.42)	—	(0.42)	5.96	(36.67)	143,136	1.17		(0.06)		54
03/31/10	5.96	0.01	2.92		2.93	—	—	—	—	8.89	49.16	218,545	1.16		0.08		45
03/31/11	8.89	0.02	0.96	(2)	0.98	(0.01)	—	—	(0.01)	9.86	10.99	243,321	1.15		0.18		29
03/31/12	9.86	0.03	0.95		0.98	(0.02)	—	—	(0.02)	10.82	9.99	225,751	1.15		0.28		52
03/31/13	10.82	0.06	0.96		1.02	(0.03)	(0.39)	—	(0.42)	11.42	9.76	210,063	1.14		0.57		31
09/30/13@	11.42	0.02	1.07		1.09	—	—	—	—	12.51	9.54	192,112	1.13	#	0.25	#	44

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13	09/30/13#@
Large Cap Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.02%
Large Cap Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00	0.02
Large Cap Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00	0.02

  (2)  Includes the effect of a merger.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/09	$12.79	$0.25	$(5.24)	$(4.99)	$(0.20)	$(0.79)	$—	$(0.99)	$6.81	(39.83)%	$5,654	0.89%		2.34%	56%
03/31/10	6.81	0.15	3.71	3.86	(0.25)	—	—	(0.25)	10.42	57.01	5,999	0.89		1.63	47
03/31/11	10.42	0.16	1.37	1.53	(0.19)	—	—	(0.19)	11.76	14.89	5,894	0.89		1.47	43
03/31/12	11.76	0.17	0.24	0.41	(0.17)	—	—	(0.17)	12.00	3.70	12,598	0.89		1.59	32
03/31/13	12.00	0.20	1.60	1.80	(0.17)	—	—	(0.17)	13.63	15.18	117,872	0.88		1.70	31
09/30/13@	13.63	0.10	0.95	1.05	—	—	—	—	14.68	7.70	242,228	0.85	#	1.40 #	12
Large Cap Value Portfolio Class 2
03/31/09	12.76	0.23	(5.22)	(4.99)	(0.18)	(0.79)	—	(0.97)	6.80	(39.92)	41,858	1.04		2.20	56
03/31/10	6.80	0.14	3.70	3.84	(0.24)	—	—	(0.24)	10.40	56.69	54,278	1.04		1.47	47
03/31/11	10.40	0.14	1.38	1.52	(0.18)	—	—	(0.18)	11.74	14.74	50,646	1.04		1.32	43
03/31/12	11.74	0.16	0.23	0.39	(0.15)	—	—	(0.15)	11.98	3.52	41,809	1.04		1.48	32
03/31/13	11.98	0.20	1.59	1.79	(0.15)	—	—	(0.15)	13.62	15.09	39,393	1.03		1.60	31
09/30/13@	13.62	0.09	0.95	1.04	—	—	—	—	14.66	7.64	38,866	1.00	#	1.29 #	12
Large Cap Value Portfolio Class 3
03/31/09	12.74	0.22	(5.21)	(4.99)	(0.17)	(0.79)	—	(0.96)	6.79	(40.01)	196,450	1.14		2.18	56
03/31/10	6.79	0.13	3.70	3.83	(0.23)	—	—	(0.23)	10.39	56.63	257,747	1.14		1.37	47
03/31/11	10.39	0.13	1.37	1.50	(0.17)	—	—	(0.17)	11.72	14.57	271,347	1.14		1.21	43
03/31/12	11.72	0.15	0.24	0.39	(0.14)	—	—	(0.14)	11.97	3.53	257,027	1.14		1.38	32
03/31/13	11.97	0.18	1.58	1.76	(0.14)	—	—	(0.14)	13.59	14.84	261,514	1.13		1.50	31
09/30/13@	13.59	0.09	0.95	1.04	—	—	—	—	14.63	7.65	252,973	1.10	#	1.19 #	12
Mid Cap Growth Portfolio Class 1
03/31/09	13.21	(0.02)	(5.05)	(5.07)	—	(1.70)	—	(1.70)	6.44	(38.07)	4,535	1.06		(0.20)	83
03/31/10	6.44	(0.01)	3.82	3.81	—	—	—	—	10.25	59.16	5,485	1.10		(0.14)	86
03/31/11	10.25	(0.03)	2.81	2.78	—	—	—	—	13.03	27.12	6,342	1.12		(0.23)	64
03/31/12	13.03	(0.04)	0.18	0.14	—	—	—	—	13.17	1.07	7,441	1.12		(0.36)	75
03/31/13	13.17	0.01	1.46	1.47	—	(0.48)	—	(0.48)	14.16	11.66	30,299	1.07		0.08	61
09/30/13@	14.16	(0.01)	1.78	1.77	—	—	—	—	15.93	12.50	55,524	1.05	#	(0.20)#	33
Mid Cap Growth Portfolio Class 2
03/31/09	13.03	(0.04)	(4.97)	(5.01)	—	(1.70)	—	(1.70)	6.32	(38.13)	32,613	1.21		(0.36)	83
03/31/10	6.32	(0.02)	3.74	3.72	—	—	—	—	10.04	58.86	41,985	1.25		(0.29)	86
03/31/11	10.04	(0.04)	2.75	2.71	—	—	—	—	12.75	26.99	41,667	1.27		(0.38)	64
03/31/12	12.75	(0.06)	0.17	0.11	—	—	—	—	12.86	0.86	32,440	1.27		(0.52)	75
03/31/13	12.86	(0.02)	1.44	1.42	—	(0.48)	—	(0.48)	13.80	11.55	28,219	1.24		(0.14)	61
09/30/13@	13.80	(0.03)	1.74	1.71	—	—	—	—	15.51	12.39	29,782	1.19	#	(0.36)#	33
Mid Cap Growth Portfolio Class 3
03/31/09	12.95	(0.05)	(4.94)	(4.99)	—	(1.70)	—	(1.70)	6.26	(38.23)	30,963	1.31		(0.45)	83
03/31/10	6.26	(0.03)	3.71	3.68	—	—	—	—	9.94	58.79	52,817	1.35		(0.38)	86
03/31/11	9.94	(0.05)	2.71	2.66	—	—	—	—	12.60	26.76	54,902	1.37		(0.48)	64
03/31/12	12.60	(0.07)	0.17	0.10	—	—	—	—	12.70	0.79	65,265	1.37		(0.61)	75
03/31/13	12.70	(0.03)	1.42	1.39	—	(0.48)	—	(0.48)	13.61	11.46	56,673	1.34		(0.24)	61
09/30/13@	13.61	(0.03)	1.71	1.68	—	—	—	—	15.29	12.34	53,897	1.29	#	(0.46)#	33

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13	09/30/13#@
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.01	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/09	$15.53	$0.17	$(6.19)	$(6.02)	$(0.17)	$(1.85)	$—	$(2.02)	$7.49	(39.41)%		$4,583	1.01%		1.30%	78%
03/31/10	7.49	0.09	4.46	4.55	(0.17)	—	—	(0.17)	11.87	61.00		5,063	1.07		0.81	85
03/31/11	11.87	0.09	2.61	2.70	(0.10)	—	—	(0.10)	14.47	22.82		5,208	1.05		0.75	76
03/31/12	14.47	0.10	(0.14)	(0.04)	(0.08)	—	—	(0.08)	14.35	(0.19)		9,565	1.01		0.79	54
03/31/13	14.35	0.16	2.39	2.55	(0.09)	—	—	(0.09)	16.81	17.86		59,774	0.99		1.13	62
09/30/13@	16.81	0.07	1.20	1.27	—	—	—	—	18.08	7.56		106,677	0.96	#	0.87 #	38
Mid Cap Value Portfolio Class 2
03/31/09	15.47	0.15	(6.16)	(6.01)	(0.14)	(1.85)	—	(1.99)	7.47	(39.48)		36,150	1.16		1.15	78
03/31/10	7.47	0.08	4.44	4.52	(0.15)	—	—	(0.15)	11.84	60.74		47,120	1.22		0.66	85
03/31/11	11.84	0.08	2.59	2.67	(0.08)	—	—	(0.08)	14.43	22.62		47,947	1.20		0.60	76
03/31/12	14.43	0.08	(0.14)	(0.06)	(0.06)	—	—	(0.06)	14.31	(0.33)		37,208	1.16		0.57	54
03/31/13	14.31	0.13	2.40	2.53	(0.06)	—	—	(0.06)	16.78	17.77		35,708	1.14		0.89	62
09/30/13@	16.78	0.06	1.19	1.25	—	—	—	—	18.03	7.45		35,937	1.11	#	0.65 #	38
Mid Cap Value Portfolio Class 3
03/31/09	15.44	0.13	(6.14)	(6.01)	(0.12)	(1.85)	—	(1.97)	7.46	(39.54)		60,672	1.27		1.12	78
03/31/10	7.46	0.07	4.43	4.50	(0.14)	—	—	(0.14)	11.82	60.53		91,984	1.32		0.56	85
03/31/11	11.82	0.06	2.60	2.66	(0.07)	—	—	(0.07)	14.41	22.56		123,827	1.30		0.50	76
03/31/12	14.41	0.07	(0.14)	(0.07)	(0.05)	—	—	(0.05)	14.29	(0.43)		162,469	1.27		0.52	54
03/31/13	14.29	0.12	2.39	2.51	(0.06)	—	—	(0.06)	16.74	17.61		163,073	1.24		0.80	62
09/30/13@	16.74	0.05	1.18	1.23	—	—	—	—	17.97	7.35		158,437	1.21	#	0.54 #	38
Small Cap Portfolio Class 1
03/31/09	8.49	0.01	(3.13)	(3.12)	—	(0.35)	—	(0.35)	5.02	(36.89)		3,032	1.07		0.19	313
03/31/10	5.02	(0.00)	3.15	3.15	(0.01)	—	—	(0.01)	8.16	62.77		3,201	1.02		(0.19)	143
03/31/11	8.16	(0.00)	2.09	2.09	—	—	—	—	10.25	25.61		3,055	1.03		0.00	100
03/31/12	10.25	(0.01)	(0.06)	(0.07)	—	—	—	—	10.18	(0.68	)(2)	6,125	1.05		(0.08)	75
03/31/13	10.18	0.02	1.01	1.03	—	—	—	—	11.21	10.12		27,441	1.05		0.24	115
09/30/13@	11.21	0.01	1.36	1.37	—	—	—	—	12.58	12.22		54,328	1.05	#	0.24 #	22
Small Cap Portfolio Class 2
03/31/09	8.39	0.00	(3.09)	(3.09)	—	(0.35)	—	(0.35)	4.95	(36.97)		25,718	1.22		0.03	313
03/31/10	4.95	(0.01)	3.09	3.08	—	—	—	—	8.03	62.22		36,964	1.17		(0.34)	143
03/31/11	8.03	(0.01)	2.06	2.05	—	—	—	—	10.08	25.53		36,628	1.18		(0.15)	100
03/31/12	10.08	(0.03)	(0.06)	(0.09)	—	—	—	—	9.99	(0.89	)(2)	29,194	1.20		(0.31)	75
03/31/13	9.99	(0.00)	1.00	1.00	—	—	—	—	10.99	10.01		25,992	1.20		(0.02)	115
09/30/13@	10.99	0.00	1.33	1.33	—	—	—	—	12.32	12.10		26,939	1.20	#	0.05 #	22
Small Cap Portfolio Class 3
03/31/09	8.33	0.00	(3.07)	(3.07)	—	(0.35)	—	(0.35)	4.91	(37.00)		100,009	1.31		0.04	313
03/31/10	4.91	(0.02)	3.07	3.05	—	—	—	—	7.96	62.12		147,596	1.27		(0.44)	143
03/31/11	7.96	(0.02)	2.04	2.02	—	—	—	—	9.98	25.38		165,340	1.28		(0.25)	100
03/31/12	9.98	(0.04)	(0.06)	(0.10)	—	—	—	—	9.88	(1.00	)(2)	95,460	1.29		(0.43)	75
03/31/13	9.88	(0.01)	0.99	0.98	—	—	—	—	10.86	9.92		93,909	1.30		(0.10)	115
09/30/13@	10.86	(0.00)	1.31	1.31	—	—	—	—	12.17	12.06		90,108	1.30	#	(0.05)#	22

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13	09/30/13#@
Mid Cap Value Class 1	0.01%	0.02%	0.01%	0.00%	0.00%	0.00%
Mid Cap Value Class 2	0.01	0.02	0.01	0.01	0.00	0.00
Mid Cap Value Class 3	0.01	0.02	0.01	0.00	0.00	0.00
Small Cap Portfolio Class 1	0.02	0.00	0.01	0.00	0.00	0.00
Small Cap Portfolio Class 2	0.02	0.00	0.01	0.00	0.00	0.00
Small Cap Portfolio Class 3	0.02	0.00	0.01	0.00	0.00	0.00

  (2)  The Portfolio's performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/09	$10.68	$0.21	$(5.04)	$(4.83)	$(0.21)	$(0.67)	$—	$(0.88)	$4.97	(45.96)%	$5,407	1.16	%(1)	2.61	%(1)	111%
03/31/10	4.97	0.10	2.46	2.56	(0.13)	—	—	(0.13)	7.40	51.49	5,745	1.18	(1)	1.52	(1)	110
03/31/11	7.40	0.11	0.70	0.81	(0.12)	—	—	(0.12)	8.09	11.10	4,734	1.11	(1)	1.43	(1)	81
03/31/12	8.09	0.16	(0.70)	(0.54)	(0.11)	—	—	(0.11)	7.44	(6.54)	12,881	1.12	(1)	2.39	(1)	59
03/31/13	7.44	0.08	0.56	0.64	(0.11)	—	—	(0.11)	7.97	8.76	105,553	1.10	(1)	1.21	(1)	50
09/30/13@	7.97	0.08	0.64	0.72	—	—	—	—	8.69	9.03	183,304	1.09	(1)#	2.03	(1)#	29
International Equity Portfolio Class 2
03/31/09	10.66	0.21	(5.04)	(4.83)	(0.19)	(0.67)	—	(0.86)	4.97	(46.01)	44,014	1.31	(1)	2.49	(1)	111
03/31/10	4.97	0.09	2.44	2.53	(0.11)	—	—	(0.11)	7.39	51.03	53,810	1.33	(1)	1.33	(1)	110
03/31/11	7.39	0.09	0.72	0.81	(0.11)	—	—	(0.11)	8.09	11.06	47,180	1.26	(1)	1.26	(1)	81
03/31/12	8.09	0.15	(0.69)	(0.54)	(0.10)	—	—	(0.10)	7.45	(6.62)	35,187	1.28	(1)	1.94	(1)	59
03/31/13	7.45	0.10	0.53	0.63	(0.10)	—	—	(0.10)	7.98	8.55	30,852	1.26	(1)	1.38	(1)	50
09/30/13@	7.98	0.09	0.62	0.71	—	—	—	—	8.69	8.90	30,813	1.24	(1)#	2.05	(1)#	29
International Equity Portfolio Class 3
03/31/09	10.63	0.17	(4.99)	(4.82)	(0.18)	(0.67)	—	(0.85)	4.96	(46.05)	177,116	1.41	(1)	2.18	(1)	111
03/31/10	4.96	0.08	2.45	2.53	(0.11)	—	—	(0.11)	7.38	50.99	245,374	1.42	(1)	1.22	(1)	110
03/31/11	7.38	0.08	0.73	0.81	(0.11)	—	—	(0.11)	8.08	11.02	284,279	1.36	(1)	1.12	(1)	81
03/31/12	8.08	0.13	(0.69)	(0.56)	(0.09)	—	—	(0.09)	7.43	(6.79)	268,933	1.38	(1)	1.82	(1)	59
03/31/13	7.43	0.09	0.53	0.62	(0.10)	—	—	(0.10)	7.95	8.40	300,965	1.36	(1)	1.22	(1)	50
09/30/13@	7.95	0.08	0.62	0.70	—	—	—	—	8.65	8.81	304,507	1.34	(1)#	1.94	(1)#	29
Diversified Fixed Income Portfolio Class 1
03/31/09	11.09	0.42	(0.50)	(0.08)	(0.43)	—	—	(0.43)	10.58	(0.73)	6,976	0.80		3.88		112
03/31/10	10.58	0.39	0.56	0.95	(0.40)	—	—	(0.40)	11.13	9.02	6,209	0.79		3.53		121
03/31/11	11.13	0.37	0.33	0.70	(0.33)	—	—	(0.33)	11.50	6.29	5,637	0.78		3.20		129
03/31/12	11.50	0.30	0.58	0.88	(0.32)	(0.13)	—	(0.45)	11.93	7.65	20,427	0.75		2.80		104
03/31/13	11.93	0.22	0.29	0.51	(0.26)	(0.18)	—	(0.44)	12.00	4.32	152,429	0.73		1.94		87
09/30/13@	12.00	0.10	(0.43)	(0.33)	—	—	—	—	11.67	(2.75)	294,267	0.72	#	1.80	#	64
Diversified Fixed Income Portfolio Class 2
03/31/09	11.07	0.41	(0.51)	(0.10)	(0.41)	—	—	(0.41)	10.56	(0.88)	84,864	0.95		3.73		112
03/31/10	10.56	0.37	0.56	0.93	(0.38)	—	—	(0.38)	11.11	8.88	78,449	0.94		3.38		121
03/31/11	11.11	0.36	0.32	0.68	(0.31)	—	—	(0.31)	11.48	6.13	66,320	0.93		3.05		129
03/31/12	11.48	0.32	0.53	0.85	(0.30)	(0.13)	—	(0.43)	11.90	7.42	59,131	0.91		2.69		104
03/31/13	11.90	0.22	0.27	0.49	(0.24)	(0.18)	—	(0.42)	11.97	4.15	52,467	0.88		1.83		87
09/30/13@	11.97	0.10	(0.43)	(0.33)	—	—	—	—	11.64	(2.76)	45,417	0.87	#	1.65	#	64
Diversified Fixed Income Portfolio Class 3
03/31/09	11.04	0.39	(0.50)	(0.11)	(0.40)	—	—	(0.40)	10.53	(0.98)	200,107	1.05		3.63		112
03/31/10	10.53	0.35	0.57	0.92	(0.37)	—	—	(0.37)	11.08	8.80	278,496	1.04		3.26		121
03/31/11	11.08	0.34	0.33	0.67	(0.31)	—	—	(0.31)	11.44	6.05	352,266	1.03		2.95		129
03/31/12	11.44	0.30	0.54	0.84	(0.29)	(0.13)	—	(0.42)	11.86	7.35	486,707	1.01		2.57		104
03/31/13	11.86	0.21	0.27	0.48	(0.24)	(0.18)	—	(0.42)	11.92	4.04	499,708	0.99		1.73		87
09/30/13@	11.92	0.09	(0.43)	(0.34)	—	—	—	—	11.58	(2.85)	456,766	0.97	#	1.55	#	64

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13	09/30/13#@
International Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.01%	0.01%
International Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.01	0.01
International Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio Class 1
01/23/12@- 03/31/12	$10.16	$0.02	$0.07	$0.09	$—	$—	$—	$—	$10.25	0.89%	$7,698	0.69	%(3)	0.38	%(3)	38%
03/31/13	10.25	(0.02)	0.36	0.34	(0.28)	—	—	(0.28)	10.31	3.28	71,823	0.68		(0.25)		89
09/30/13#	10.31	0.04	(0.50)	(0.46)	—	—	—	—	9.85	(4.46)	124,270	0.66	(3)	0.85	(3)	34
Real Return Portfolio Class 3
03/31/09	9.88	0.57	(1.80)	(1.23)	(0.61)	—	—	(0.61)	8.04	(12.14)	113,134	1.21		6.35		102
03/31/10	8.04	0.44	1.46	1.90	(0.53)	—	—	(0.53)	9.41	23.78	149,501	1.22	(1)	4.83	(1)	204
03/31/11	9.41	0.13	0.26	0.39	(0.11)	—	—	(0.11)	9.69	4.13	246,938	0.97		1.41		44
03/31/12	9.69	0.16	0.40	0.56	—	—	—	—	10.25	5.78	371,531	0.93		1.66		38
03/31/13	10.25	(0.00)	0.30	0.30	(0.27)	—	—	(0.27)	10.28	2.95	427,741	0.93		(0.02)		89
09/30/13#	10.28	0.04	(0.50)	(0.46)	—	—	—	—	9.82	(4.47)	448,488	0.91	(3)	0.83	(3)	34
Cash Management Portfolio Class 1
03/31/09	11.23	0.18	(0.10)	0.08	(0.29)	(0.00)	—	(0.29)	11.02	0.68	7,354	0.54		1.58		—
03/31/10	11.02	(0.02)	0.01	(0.01)	(0.22)	—	(0.00)	(0.22)	10.79	(0.13)	2,688	0.54		(0.21)		—
03/31/11	10.79	(0.03)	0.01	(0.02)	—	—	—	—	10.77	(0.19)	1,806	0.58		(0.27)		—
03/31/12	10.77	(0.04)	(0.00)	(0.04)	—	—	—	—	10.73	(0.37)	2,003	0.60		(0.35)		—
03/31/13	10.73	(0.04)	0.00	(0.04)	—	—	—	—	10.69	(0.37)	1,061	0.60	(2)	(0.35	)(2)	—
09/30/13#	10.69	(0.01)	0.00	(0.01)	—	—	—	—	10.68	(0.09)	1,502	0.45	(2)(3)	(0.27	)(2)(3)	—
Cash Management Portfolio Class 2
03/31/09	11.21	0.14	(0.08)	0.06	(0.27)	(0.00)	—	(0.27)	11.00	0.53	90,514	0.69		1.30		—
03/31/10	11.00	(0.04)	0.01	(0.03)	(0.20)	—	(0.00)	(0.20)	10.77	(0.28)	43,710	0.69		(0.36)		—
03/31/11	10.77	(0.05)	0.01	(0.04)	—	—	—	—	10.73	(0.37)	28,333	0.73		(0.42)		—
03/31/12	10.73	(0.05)	(0.01)	(0.06)	—	—	—	—	10.67	(0.56)	21,182	0.75		(0.50)		—
03/31/13	10.67	(0.05)	0.00	(0.05)	—	—	—	—	10.62	(0.47)	13,508	0.75	(2)	(0.50	)(2)	—
09/30/13#	10.62	(0.02)	0.00	(0.02)	—	—	—	—	10.60	(0.19)	13,176	0.60	(2)(3)	(0.42	)(2)(3)	—
Cash Management Portfolio Class 3
03/31/09	11.20	0.12	(0.07)	0.05	(0.26)	(0.00)	—	(0.26)	10.99	0.43	102,201	0.79		1.15		—
03/31/10	10.99	(0.05)	0.01	(0.04)	(0.19)	—	(0.00)	(0.19)	10.76	(0.38)	60,538	0.79		(0.47)		—
03/31/11	10.76	(0.06)	0.00	(0.06)	—	—	—	—	10.70	(0.56)	45,377	0.83		(0.52)		—
03/31/12	10.70	(0.06)	(0.00)	(0.06)	—	—	—	—	10.64	(0.56)	44,110	0.85		(0.60)		—
03/31/13	10.64	(0.06)	0.00	(0.06)	—	—	—	—	10.58	(0.56)	34,438	0.84	(2)	(0.59	)(2)	—
09/30/13#	10.58	(0.03)	0.00	(0.03)	—	—	—	—	10.55	(0.28)	26,336	0.70	(2)(3)	(0.52	)(2)(3)	—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Unaudited

  @  Commencement of operations.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/10
Real Return Portfolio Class 3	0.00%

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/13	09/30/13#(3)
Cash Management Portfolio Class 1	0.03%	0.24%
Cash Management Portfolio Class 2	0.03	0.24
Cash Management Portfolio Class 3	0.04	0.24

  (3)  Annualized

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)	Portfolio turnover
Focus Growth Portfolio Class 1
03/31/09	$9.42	$(0.01)	$(3.40)	$(3.41)	$—	$(0.55)	$—	$(0.55)	$5.46	(36.10	)%(3)	$1,960	1.15%		(0.20)%	263%
03/31/10	5.46	(0.02)	2.80	2.78	—	—	—	—	8.24	50.92		2,156	1.18		(0.31)	104
03/31/11	8.24	(0.01)	2.39 (1)	2.38	—	—	—	—	10.62	28.88		3,028	1.14		(0.06)	210
03/31/12	10.62	(0.02)	(0.15)	(0.17)	(0.01)	(0.44)	—	(0.45)	10.00	(1.06)		6,514	1.12		(0.19)	143
03/31/13	10.00	0.01	0.31	0.32	—	(0.05)	—	(0.05)	10.27	3.19		44,125	1.11		0.13	157
09/30/13@	10.27	(0.02)	1.41	1.39	—	—	—	—	11.66	13.53		54,513	1.10	#	(0.32)#	41
Focus Growth Portfolio Class 2
03/31/09	9.32	(0.03)	(3.36)	(3.39)	—	(0.55)	—	(0.55)	5.38	(36.28	)(3)	27,693	1.30		(0.35)	263
03/31/10	5.38	(0.03)	2.77	2.74	—	—	—	—	8.12	50.93		31,689	1.33		(0.47)	104
03/31/11	8.12	(0.01)	2.33 (1)	2.32	—	—	—	—	10.44	28.57		63,685	1.28		(0.12)	210
03/31/12	10.44	(0.03)	(0.15)	(0.18)	(0.01)	(0.44)	—	(0.45)	9.81	(1.21)		47,737	1.26		(0.32)	143
03/31/13	9.81	(0.00)	0.30	0.30	—	(0.05)	—	(0.05)	10.06	3.05		37,000	1.27		(0.05)	157
09/30/13@	10.06	(0.02)	1.37	1.35	—	—	—	—	11.41	13.42		36,964	1.25	#	(0.46)#	41
Focus Growth Portfolio Class 3
03/31/09	9.27	(0.03)	(3.35)	(3.38)	—	(0.55)	—	(0.55)	5.34	(36.37	)(3)	30,075	1.40		(0.45)	263
03/31/10	5.34	(0.04)	2.75	2.71	—	—	—	—	8.05	50.75		41,988	1.43		(0.58)	104
03/31/11	8.05	(0.02)	2.32 (1)	2.30	—	—	—	—	10.35	28.57		101,121	1.38		(0.22)	210
03/31/12	10.35	(0.04)	(0.15)	(0.19)	(0.01)	(0.44)	—	(0.45)	9.71	(1.34)		98,806	1.37		(0.41)	143
03/31/13	9.71	(0.01)	0.30	0.29	—	(0.05)	—	(0.05)	9.95	2.98		82,957	1.37		(0.14)	157
09/30/13@	9.95	(0.03)	1.36	1.33	—	—	—	—	11.28	13.37		59,335	1.35	#	(0.55)#	41

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Includes the effect of a merger.

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13	09/30/13#@
Focus Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%	0.00%
Focus Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.01	0.00
Focus Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01	0.00

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Focus Value Portfolio Class 1
01/23/12@- 03/31/12	$11.55	$0.02	$0.49	$0.51	$—	$—	$—	$—	$12.06	4.42%	$7,738	1.19	%(1)	0.26	%(1)	50%
03/31/13	12.06	0.16	1.29	1.45	(0.05)	—	—	(0.05)	13.46	12.05	54,263	1.15		1.40		56
09/30/13#	13.46	0.07	1.22	1.29	—	—	—	—	14.75	9.58	110,837	1.10	(1)	0.99	(1)	33
Focus Value Portfolio Class 2
03/31/09	14.97	0.17	(5.69)	(5.52)	(0.23)	(1.41)	—	(1.64)	7.81	(37.55)	29,670	1.28		1.42		106
03/31/10	7.81	0.21	3.90	4.11	(0.22)	—	—	(0.22)	11.70	52.88	34,754	1.30		1.91		53
03/31/11	11.70	0.15	1.59	1.74	(0.23)	—	—	(0.23)	13.21	15.03	30,439	1.31		1.20		47
03/31/12	13.21	0.06	(1.07)	(1.01)	(0.15)	—	—	(0.15)	12.05	(7.49)	21,636	1.33		0.50		50
03/31/13	12.05	0.15	1.28	1.43	(0.04)	—	—	(0.04)	13.44	11.94	18,632	1.29		1.24		56
09/30/13#	13.44	0.07	1.21	1.28	—	—	—	—	14.72	9.52	18,627	1.25	(1)	0.89	(1)	33
Focus Value Portfolio Class 3
03/31/09	14.94	0.16	(5.67)	(5.51)	(0.22)	(1.41)	—	(1.63)	7.80	(37.58)	38,893	1.38		1.30		106
03/31/10	7.80	0.20	3.89	4.09	(0.21)	—	—	(0.21)	11.68	52.64	54,244	1.40		1.81		53
03/31/11	11.68	0.14	1.59	1.73	(0.23)	—	—	(0.23)	13.18	14.91	59,715	1.41		1.13		47
03/31/12	13.18	0.05	(1.06)	(1.01)	(0.15)	—	—	(0.15)	12.02	(7.55)	55,360	1.43		0.39		50
03/31/13	12.02	0.14	1.27	1.41	(0.03)	—	—	(0.03)	13.40	11.80	51,862	1.40		1.15		56
09/30/13#	13.40	0.06	1.21	1.27	—	—	—	—	14.67	9.48	39,930	1.35	(1)	0.79	(1)	33

  @  Commencement of operations.

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Unaudited

  (1)  Annualized

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13	09/30/13#(1)
Focus Value Portfolio Class 1	—%	—%	—%	0.00%	0.01%	0.01%
Focus Value Portfolio Class 2	0.03	0.01	0.01	0.01	0.01	0.01
Focus Value Portfolio Class 3	0.03	0.01	0.01	0.01	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Allocation Growth Portfolio Class 3
03/31/09	$11.64	$0.10	$(4.64)	$(4.54)	$(0.33)	$(0.79)	$—	$(1.12)	$5.98	(39.60)%	$103,756	0.16%		1.06%		21%
03/31/10	5.98	0.08	3.09	3.17	(0.29)	—	—	(0.29)	8.86	53.32	135,514	0.17		1.03		6
03/31/11	8.86	0.07	1.25	1.32	(0.10)	—	—	(0.10)	10.08	14.94	137,529	0.17		0.77		23
03/31/12	10.08	0.07	(0.19)	(0.12)	(0.08)	—	—	(0.08)	9.88	(1.13)	122,826	0.17		0.73		23
03/31/13	9.88	0.06	0.96	1.02	(0.08)	—	—	(0.08)	10.82	10.45	119,359	0.18		0.65		7
09/30/13@	10.82	(0.01)	0.83	0.82	—	—	—	—	11.64	7.58	118,688	0.17	#	(0.17	)#	7
Allocation Moderate Growth Portfolio Class 3
03/31/09	11.55	0.17	(4.14)	(3.97)	(0.21)	(0.33)	—	(0.54)	7.04	(34.57)	387,825	0.15		1.80		25
03/31/10	7.04	0.16	2.92	3.08	(0.28)	(0.01)	—	(0.29)	9.83	44.03	572,697	0.14		1.75		12
03/31/11	9.83	0.11	1.15	1.26	(0.15)	—	—	(0.15)	10.94	12.93	667,862	0.14		1.13		17
03/31/12	10.94	0.11	(0.02)	0.09	(0.11)	—	—	(0.11)	10.92	0.88	692,049	0.13		1.03		22
03/31/13	10.92	0.11	0.89	1.00	(0.12)	—	—	(0.12)	11.80	9.26	695,486	0.13		0.97		5
09/30/13@	11.80	(0.01)	0.61	0.60	—	—	—	—	12.40	5.08	668,679	0.13	#	(0.13	)#	8
Allocation Moderate Portfolio Class 3
03/31/09	11.28	0.21	(3.55)	(3.34)	(0.27)	(0.41)	—	(0.68)	7.26	(29.78)	186,675	0.16		2.27		36
03/31/10	7.26	0.19	2.68	2.87	(0.32)	(0.02)	—	(0.34)	9.79	39.77	263,528	0.15		2.10		17
03/31/11	9.79	0.13	1.02	1.15	(0.18)	—	—	(0.18)	10.76	11.81	328,627	0.15		1.27		13
03/31/12	10.76	0.11	0.11	0.22	(0.11)	—	—	(0.11)	10.87	2.09	387,252	0.14		1.09		19
03/31/13	10.87	0.12	0.80	0.92	(0.12)	—	—	(0.12)	11.67	8.54	397,818	0.14		1.10		7
09/30/13@	11.67	(0.01)	0.47	0.46	—	—	—	—	12.13	3.94	393,842	0.14	#	(0.14	)#	6
Allocation Balanced Portfolio Class 3
03/31/09	11.01	0.28	(2.95)	(2.67)	(0.21)	(0.24)	—	(0.45)	7.89	(24.29)	122,808	0.17		2.96		28
03/31/10	7.89	0.24	2.34	2.58	(0.32)	(0.09)	—	(0.41)	10.06	32.92	180,472	0.16		2.60		13
03/31/11	10.06	0.15	0.89	1.04	(0.20)	—	—	(0.20)	10.90	10.37	243,028	0.16		1.49		10
03/31/12	10.90	0.12	0.32	0.44	(0.12)	—	—	(0.12)	11.22	4.15	302,034	0.15		1.16		13
03/31/13	11.22	0.14	0.74	0.88	(0.12)	—	—	(0.12)	11.98	7.91	330,689	0.14		1.27		10
09/30/13@	11.98	(0.01)	0.34	0.33	—	—	—	—	12.31	2.75	314,752	0.14	#	(0.14	)#	7

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  #  Annualized

  @  Unaudited

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

See Notes to Financial Statements

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY CONTRACTS
September 30, 2013 (unaudited)

At a meeting held on September 27, 2013, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser") and the Trust (the "Advisory Agreement") and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the "Subadvisory Agreements"): BofA Advisors, LLC ("BofA Advisors"), ClearBridge Advisors, LLC, ("ClearBridge"), Goldman Sachs Asset Management, L.P. ("GSAM"), Ibbotson Associates Advisors, LLC ("Ibbotson"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Northern Trust Investments, N.A. ("Northern Trust"), PineBridge Investments, LLC ("PineBridge"), Putnam Investment Management, LLC ("Putnam"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Third Avenue Management LLC ("Third Avenue") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included:

(1)  the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)  the nature, extent and quality of the investment advisory and administrative services provided by SAAMCo, including a review of the investment performance of the Trust;

(3)  the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)  the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(5)  the organizational capability and financial condition of the Adviser and Subadvisers and their affiliates;

(6)  the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(7)  the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the relationship between the Trust and SAAMCo; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (c) the profitability of SAAMCo and each of the Subadvisers; (d) information regarding SAAMCo and each Subadviser's compliance and regulatory history; and (e) information about the services SAAMCo provides in connection with the oversight of the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Trust's Portfolios that they manage.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY
CONTRACTS — (unaudited) (continued)

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios' assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios' assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple managers and ensuring that the Subadvisers' styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo's investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board considered the Subadvisers' personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust's relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo's experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo's code of ethics and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' prospectus.

The Board also reviewed and considered SAAMCo's and each Subadviser's compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo's and the Subadvisers' risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo's or the Subadvisers' ability to provide services to the Trust.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY
CONTRACTS — (unaudited) (continued)

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.  The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. ("Lipper") as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises.

The Trustees noted that expense information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30, 2013 from Lipper and performance information as of June 30, 2013 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' overall performance, performance relative to each Portfolio's relevant benchmark and Morningstar peer group and each Subadviser's performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Lipper and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio's most recent fiscal year end, which may vary among the Portfolio's Expense Group/Universe. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to the Portfolio but that it promotes greater performance consistency within the Portfolio's investment objective/strategy.

•  Allocation Balanced Portfolio (subadvised by Ibbotson).  The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were above the medians of its Expense Group/Universe. Management reported that the voluntary expense limitations of 0.35% for Class 3 shares would continue for another one-year period. The Board also considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed relative to the median of its Performance Group/Universe for the one-, three-, and five-year periods and also underperformed relative to its Lipper peer index for the one- and three-year periods. The Board noted that the Portfolio slightly outperformed its Lipper peer index for the five-year period. It was noted that management has subjected the Portfolio to heightened monitoring. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY
CONTRACTS — (unaudited) (continued)

•  Allocation Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were above the medians of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio underperformed relative to the median of its Performance Group for the three- and five-year periods and performed at the median of its Performance Group for the one-year period. The Board also considered that the Portfolio underperformed relative to the median of its Performance Universe for the one-, three- and five-year periods and underperformed its Lipper peer index during the same periods. It was noted that management has subjected the Portfolio to heightened monitoring. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Allocation Moderate Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe. It was also noted that the Portfolio's actual total expenses were above the medians of its Expense Group/Universe. The Board also considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that performance was below the median of its Performance Universe during the same periods and below the median of its Performance Group for the one- and three-year periods. The Board noted that performance was at the median of its Performance Group for the five-year period. It was noted that management has subjected the Portfolio to heightened monitoring. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Moderate Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were above the medians of its Expense Group/Universe. The Board also considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed its Lipper peer index for the one-, three- and five-year periods. It was also noted that the Portfolio underperformed relative to the median of its Performance Group/Universe during the same periods. It was noted that management has subjected the Portfolio to heightened monitoring. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Asset Allocation: Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board considered that the Portfolio's subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board noted that SAAMCo and Putnam each agreed to waive 10 basis points of the advisory and subadvisory fees, respectively. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through an insurance product separate account.

The Board considered that the Portfolio outperformed relative to the medians of its Performance Group/Universe for the one-, three- and five-year periods and outperformed its Lipper peer index during the same periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Cash Management Portfolio (subadvised by BofA Advisors). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY
CONTRACTS — (unaudited) (continued)

The Board also considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered the small asset size of the Portfolio. It was noted that the Portfolio does not have a stable net asset value ("NAV"). The Board considered that the Portfolio is not directly comparable to its Lipper peer groups/universes since most of its peers attempt to maintain a stable NAV of $1.00 per share. The Board also took into account management's discussion of the Portfolio's performance versus its benchmark, the 3-Month T-Bill, management's continued monitoring, and concluded that the Portfolio's performance was being addressed.

•  Diversified Fixed Income Portfolio (subadvised by PineBridge and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were at the median of its Subadvisor Expense Universe and below the median of its Subadvisor Expense Group.

The Board also considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board also considered that the Adviser reallocated the directly managed component of the Portfolio among the Subadvisers in 2013 as part of a restructuring of the Portfolio. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Focus Growth Portfolio (subadvised by Janus and Marsico). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board also considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for the Portfolio's Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

The Board also considered that the Portfolio was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Portfolio outperformed its Lipper peer index for the five-year period and underperformed its Lipper peer index for the one- and three-year periods. The Board considered management's discussion regarding a recent change to the Portfolio's Subadvisers and noted that management is closely monitoring one of the remaining Subadvisers. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Focus Value Portfolio (subadvised by J.P. Morgan, Northern Trust and Third Avenue). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. It was also noted that the Portfolio's aggregate subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also considered that the voluntary expense limitations of 1.45% and 1.55% for Class 2 and Class 3 share, respectively, would continue for another year.

The Board also considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered the small asset size of the Portfolio and noted that management has subjected the Portfolio to heightened monitoring. The Board also considered management's discussion of the Portfolio's restructuring. The Board concluded that the Portfolio's performance was being addressed.

•  International Equity Portfolio (subadvised by PineBridge, Janus and Lord Abbett). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY
CONTRACTS — (unaudited) (continued)

The Board considered that the Portfolio outperformed its Lipper peer index and was above the medians of its Performance Group/Universe for the one-year period. The Board also considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the three- and five-year periods. The Board took into account management's discussion of each Subadviser's performance, and management's monitoring efforts and concluded that the Portfolio's performance was being addressed.

•  Large Cap Growth Portfolio (advised/subadvised by SAAMCo, GSAM and Janus). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered management's discussion of each Subadviser's performance, and management's monitoring efforts and concluded that the Portfolio's performance was being addressed.

•  Large Cap Value Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the five year period and underperformed its Lipper peer index for the one- and three-year periods. The Board also considered that performance was above the median of its Performance Group for the three- and five-year periods and below the median for the one-year period. The Board noted that performance was below the median of the Portfolio's Performance Universe for the one- and three-year period and above the median for the five-year period. The Board concluded that the Portfolio's performance is satisfactory in light of all factors considered.

•  Mid Cap Growth Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed its Lipper peer index and performance was above the medians of its Performance Group/Universe for the one- and three-year periods. The Board also noted that performance was above the median of the Performance Group and at the median of the Performance Universe for the five-year period. The Board noted that the Portfolio underperformed relative to its Lipper peer index for the same period. The Board considered the small asset size of the Portfolio and management's discussion. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Mid Cap Value Portfolio (advised/subadvised by SAAMCo, GSAM and Lord Abbett). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed its Lipper peer index for the one- and five-year periods and outperformed its Lipper peer index for the three-year period. The Board also considered that performance was below the median of the Portfolio's Performance Group for the one- and three-year periods and above the median for the five-year period. The Board further noted that performance was below the median of the Portfolio's Performance Universe for the

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY
CONTRACTS — (unaudited) (continued)

one-, three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers and that one Subadviser has been subjected to heightened monitoring by management due to performance. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Growth Portfolio (components subadvised by Janus, Lord Abbett, PineBridge, J.P. Morgan, and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were slightly below the medians of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio underperformed its Lipper peer index for the one- and three-year periods and outperformed the Lipper peer index for the five-year period. The Board also considered that performance was below the median of the Portfolio's Performance Group for the one- and three-year periods and above the median for the five-year period. The Board further noted that performance was below the median of the Portfolio's Performance Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers and that two Subadvisers have been subjected to heightened monitoring by management due to performance. The Board noted that the Adviser reallocated the directly managed component of the Portfolio to a new Subadviser in 2013. The Board also considered the small asset size of the Portfolio. The Board concluded that the Portfolio's performance is being addressed.

•  Multi-Managed Income Portfolio (components subadvised by Janus, Lord Abbett, PineBridge and Wellington). The Board considered that the Portfolio's actual advisory fees and total expense were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were at the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed its Lipper peer index and that performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board noted the small asset size of the Portfolio. The Board considered management's report on each Subadviser's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Income/Equity Portfolio (components subadvised by Janus, Lord Abbett, PineBridge and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe and above the median of its Subadvisor Expense Group. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed its Lipper peer index for the five-year period and underperformed for the one-year period while performance was in line with its Lipper peer index for the three-year period. The Board also considered that performance was below the median of the Portfolio's Performance Group for the one-, three- and five-year periods. The Board further noted that performance was above the median of the Portfolio's Performance Universe for the three- and five-year periods and below the median for the one-year period. The Board also considered that management has subjected two of the Subadvisers to heightened monitoring due to performance. The Board also considered management's discussions and concluded that the Portfolio's performance was satisfactory in light of all the circumstances.

•  Multi-Managed Moderate Growth Portfolio (components subadvised by Janus, Lord Abbett, PineBridge, J.P. Morgan and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians

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of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe and above the median of its Subadvisor Expense Group. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed its Lipper peer index and performance was above the median of its Performance Group for the five-year period and that the Portfolio underperformed its Lipper peer index and performance was below the median of its Performance Group for the one- and three-year periods. The Board also noted that was above the median of the Performance Universe for the three- and five-year periods and below the median for the one-year period. The Board considered that the Portfolio has multiple Subadvisers and that two of the Subadvisers have been subjected to heightened monitoring by management due to performance. The Board noted that the Adviser reallocated the directly managed component of the Portfolio to a new Subadviser in 2013. The Board considered management's discussions and concluded that the Portfolio's performance was being addressed.

•  Real Return Portfolio (subadvised by Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Universe. The Board also considered that actual advisory fees were at the median of the Expense Group and that total expenses were above the median of the Expense Group. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of the Subadvisor Expense Universe/Group.

The Board considered that the Portfolio outperformed its Lipper peer index and that performance was above the medians of the Portfolio's Performance Group/Universe for the one-year period. The Board also considered that the Portfolio underperformed its Lipper peer index and performance was the blow the medians of the Portfolio's Performance Group/Universe for the three- and five-year periods. It was noted that the Portfolio changed its investment objective and investment strategy in January 2010 and that performance for prior periods represent the performance of the prior investment strategy. The Board considered management's discussion of the Portfolio's performance and concluded that management is addressing the Portfolio's performance.

•  Small Cap Portfolio (advised/subadvised by SAAMCo, J.P. Morgan, and ClearBridge). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board additionally noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe. Management reported that the voluntary expense limitations of 1.15%, 1.30% and 1.40% for Class 1, Class 2 and Class 3 share, respectively, would continue for another year.

The Board considered that the Portfolio underperformed its Lipper peer index and that the Portfolio's performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers, including a new Subadviser, which was hired in 2013, and that one Subadviser has been subjected to heightened monitoring by management due to performance. The Board considered management's discussions and concluded that the Portfolio's performance was being addressed.

•  Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadviser Expense Universe and at the median of its Subadviser Expense Group. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product.

The Board considered that the Portfolio outperformed its Lipper peer index for the three- and five-year periods and underperformed its Lipper peer index for the one-year period. The Board also considered that the Portfolio's performance was above the median of its Performance Universe for the three- and five-year periods and below the median for the

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CONTRACTS — (unaudited) (continued)

one-year period. It was also noted that the Portfolio's performance was inline with the median performance of its Performance Group for the five-year period, above the median for the three-year period and below the median for the one-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the "Life Companies"). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of SunAmerica Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo or the Subadvisers.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale. The Board received information related to SAAMCo's profitability with respect to the services it provides to the Trust's Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company ("AGL") that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York ("USLIC") wherein SAAMCo pays USLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and USLIC, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer's participants owning interest in Trust shares. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager's prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY
CONTRACTS — (unaudited) (continued)

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts. The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of any officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions. In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2013

Effective immediately, for the following portfolios:

Mid Cap Value Portfolio in the section titled "PORTFOLIO SUMMARY" under the heading "Investment Adviser," the portfolio manager disclosure for Lord Abbett & Co. LLC ("Lord Abbett") is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Jeff Diamond	2008	Portfolio Manager
Noah Petrucci	2013	Portfolio Manager

In the Management section under Information about the Subadvisers the portfolio manager information for Lord Abbett for the Mid Cap Value Portfolio is deleted in its entirety and replaced with the following:

The team that manages Lord Abbett's sleeve of the Mid Cap Value Portfolio is headed by Jeff Diamond, CFA, Portfolio Manager. Mr. Diamond, who has more than 20 years of experience in the financial services industry, joined Lord Abbett in 2007 as a Senior Research Analyst and has been a member of the portfolio management team since 2008. Mr. Diamond is primarily responsible for the day-to-day management of Lord Abbett's sleeve of the Portfolio. Assisting Mr. Diamond is Noah Petrucci, Portfolio Manager. Mr. Petrucci joined Lord Abbett in and has been a member of the team since 2012. Mr. Petrucci was formerly a Portfolio Manager at Columbia Management Investment Advisers, LLC and Columbia Management Advisors, LLC from 2002 to 2012. Messrs. Diamond and Petrucci are jointly and primarily responsible for the day-to-day management of the Portfolio.

Please retain this supplement for future reference.

Dated: October 11, 2013
Versions: Combined Master and AG Life.

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2013

International Equity Portfolio
(the "Portfolio")

In the section titled "PORTFOLIO SUMMARY" under the heading "Investment Adviser," insert the following portfolio manager disclosure with respect to Lord Abbett & Co. LLC ("Lord Abbett"):

Name	Portfolio Manager of the Portfolio Since	Title
Todd D. Jacobson	2013	Partner and Associate Director

In the Management section under Information about the Subadvisers, the portfolio manager information for Lord Abbett with respect to the Portfolio is deleted in its entirety and replaced with the following:

Vincent J. McBride, Partner and Director, heads Lord Abbett's sleeve of the International Equity Portfolio. Assisting Mr. McBride is Todd D. Jacobson, Partner and Associate Director. Messrs. McBride and Jacobson are jointly and primarily responsible for the day-to-day management of Lord Abbett's sleeve of the Portfolio. Mr. McBride joined Lord Abbett in 2000. Mr. McBride has been a member of the team since 2003. Mr. Jacobson joined Lord Abbett in 2003 and has been a member of the team since 2013. Harold E. Sharon, Partner and Director, is a senior member of the team. Mr. Sharon joined Lord Abbett in 2003.

Please retain this supplement for your future reference.

Dated: October 30, 2013

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2013

Effective immediately, for the following portfolio:

Diversified Fixed Income Portfolio (the "Portfolio") in the section titled "PORTFOLIO SUMMARY" under the heading "Investment Adviser," the portfolio manager disclosure for SunAmerica Asset Management Corp. ("SAAMCo"), is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Pettee	2013	Senior Vice President and Chief Investment Officer
Andrew Doulos	2013	Vice President and Portfolio Manager
Andrew Sheridan	2013	Vice President and Portfolio Manager

In the Management section under Information about the Investment Adviser's Management of Certain Portfolios the portfolio manager information for the Portfolio is deleted in its entirety and replaced with the following:

"Diversified Fixed Income Portfolio is managed by Timothy Pettee, Andrew Doulos and Andrew Sheridan. Mr. Pettee, Senior Vice President and Chief Investment Officer, joined SAAMCo in 2003. Mr. Doulos, Vice President and Portfolio Manager, joined SAAMCo in 2004. He also serves as portfolio manager of certain money market funds. Mr. Sheridan, Vice President and Portfolio Manager, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team."

Dated: August 2, 2013
Version: Combined Master.

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2013

Effective October 1, 2013, the following changes to the prospectus become effective with respect to the Diversified Fixed Income Portfolio.

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio is deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in fixed income securities, including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds (up to 20% of net assets).

The Portfolio may invest in foreign securities (up to 30% of net assets) and in short-term investments (up to 20% of net assets).

The Portfolio's assets are not divided equally among the subadvisers. Approximately 50% of the Portfolio's assets will be allocated to one subadviser, which will passively manage a portion of the assets allocated to it by seeking to track an index or a subset of an index. The remainder of the Portfolio's assets will be allocated to the other subadviser. The Portfolio's target allocations among the subadvisers are subject to change.

Under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SunAmerica Asset Management Corp. ("SAAMCo"). The Portfolio is subadvised by PineBridge Investments, LLC ("PineBridge") and Wellington Management Company, LLP ("Wellington Management").

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
PineBridge	2009	Managing Director, Global Head of Asset Allocation
Michael J. Kelly	2012	Vice President, Investment Strategy Research and Development
Peter Hu, CFA	2007	Managing Director and Head of High Yield Portfolio Management
John Yovanovic, CFA	2007	Managing Director and Head of Investment Grade Fixed Income
Robert Vanden Assem	2009	Managing Director, Global Head of Asset Allocation

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2013

Name	Portfolio Manager of the Fund Since	Title
Wellington Management
Scott I. St. John, CFA	2003	Senior Vice President and Fixed Income Portfolio Manager
Seamus O'Shea, CFA	2013	Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2013	Vice President and Fixed Income Portfolio Manager
Lucius T. Hill III	2013	Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2013	Senior Vice President and Fixed Income Portfolio Manager

Under Management, in the section Information about the Subadvisers – Wellington Management Company, LLP, the information with respect to the Diversified Fixed Income Portfolio is deleted in its entirety and replaced with the following:

The Diversified Fixed Income Portfolio is managed by Scott I. St. John, CFA and Seamus O'Shea, CFA. Mr. O'Shea, Vice President and Fixed Income Portfolio Manager affiliated with Wellington Management and located outside of the U.S., has been involved in portfolio management and securities analysis for the Portfolio since 2013. He joined the firm as an investment professional in 2011. Prior to joining Wellington Management, he worked at PIMCO as a global bond portfolio manager and, prior to that as the head portfolio manager of the corporate bond desk from 2008 to 2011. Mr. St. John, Vice-President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003. A portion of the Diversified Fixed Income Portfolio is also managed by Messrs. Goodman, Hill, and Marvan, who manage the Fixed Income Component of the Multi-Managed Portfolios.

Please retain this supplement for future reference.

Date: September 27, 2013

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2013

Focused Value Portfolio
(the "Portfolio")

Effective immediately:

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio is deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of value criteria, without regard to market capitalization.

The Portfolio offers you access to two different professional managers. The Portfolio utilizes a "focus" strategy, which means each manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios.

The Portfolio will generally hold up to a total of 30 securities. Under normal circumstances, one subadviser will invest in up to 20 securities and the other subadviser will invest in up to 10 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new subadviser to manage the Portfolio or a portion of the Portfolio. In this situation the new manager may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security position. The Portfolio is non-diversified.

Under Investment Adviser, all references to Third Avenue Management, LLC are deleted in their entirety.

Under Management, in the section Information about the Subadvisers, all references to Third Avenue with respect to the Portfolio are deleted in their entirety.

Please retain this supplement for future reference.

Date: November 1, 2013
Version: Combined Master

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

P.O. Box 15570
Amarillo, TX 79105-5570

CHANGE SERVICE REQUESTED

PRSRT STD
U.S. POSTAGE
PAID
MERRILL
CORPORATION
ZIP CODE 10014

J-1906-SAR.10 (11/13)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 6, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: December 6, 2013